UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund is filed herewith.

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Municipal Income Fund

Class A: GSMIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.9%
Hospital	9.3%
Airport	6.7%
Corporate	6.4%
Sales Tax	6.0%
Water/Sewer	5.6%
School District GO	5.2%
State GO	5.2%
City/County GO	3.7%
State Appropriation	3.7%
University	3.4%
Pre-refunded	3.1%
Toll	3.0%
Corporate Elec	2.7%
Other	25.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$37	0.72%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$10,496,060,462
  # of Portfolio Holdings4,394
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$17,011,042

Goldman Sachs Dynamic Municipal Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38141W828-SAR-0924     Class A

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Municipal Income Fund

Class C: GSMUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.9%
Hospital	9.3%
Airport	6.7%
Corporate	6.4%
Sales Tax	6.0%
Water/Sewer	5.6%
School District GO	5.2%
State GO	5.2%
City/County GO	3.7%
State Appropriation	3.7%
University	3.4%
Pre-refunded	3.1%
Toll	3.0%
Corporate Elec	2.7%
Other	25.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$75	1.47%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$10,496,060,462
  # of Portfolio Holdings4,394
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$17,011,042

Goldman Sachs Dynamic Municipal Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142B195-SAR-0924     Class C

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Municipal Income Fund

Class P: GAJPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.9%
Hospital	9.3%
Airport	6.7%
Corporate	6.4%
Sales Tax	6.0%
Water/Sewer	5.6%
School District GO	5.2%
State GO	5.2%
City/County GO	3.7%
State Appropriation	3.7%
University	3.4%
Pre-refunded	3.1%
Toll	3.0%
Corporate Elec	2.7%
Other	25.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.38%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$10,496,060,462
  # of Portfolio Holdings4,394
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$17,011,042

Goldman Sachs Dynamic Municipal Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38150B871-SAR-0924     Class P

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Municipal Income Fund

Class R6: GYISX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.9%
Hospital	9.3%
Airport	6.7%
Corporate	6.4%
Sales Tax	6.0%
Water/Sewer	5.6%
School District GO	5.2%
State GO	5.2%
City/County GO	3.7%
State Appropriation	3.7%
University	3.4%
Pre-refunded	3.1%
Toll	3.0%
Corporate Elec	2.7%
Other	25.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.38%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$10,496,060,462
  # of Portfolio Holdings4,394
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$17,011,042

Goldman Sachs Dynamic Municipal Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38145L190-SAR-0924     Class R6

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class: GSMTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.9%
Hospital	9.3%
Airport	6.7%
Corporate	6.4%
Sales Tax	6.0%
Water/Sewer	5.6%
School District GO	5.2%
State GO	5.2%
City/County GO	3.7%
State Appropriation	3.7%
University	3.4%
Pre-refunded	3.1%
Toll	3.0%
Corporate Elec	2.7%
Other	25.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$10,496,060,462
  # of Portfolio Holdings4,394
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$17,011,042

Goldman Sachs Dynamic Municipal Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142V746-SAR-0924     Institutional Class

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Municipal Income Fund

Investor Class: GUIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.9%
Hospital	9.3%
Airport	6.7%
Corporate	6.4%
Sales Tax	6.0%
Water/Sewer	5.6%
School District GO	5.2%
State GO	5.2%
City/County GO	3.7%
State Appropriation	3.7%
University	3.4%
Pre-refunded	3.1%
Toll	3.0%
Corporate Elec	2.7%
Other	25.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.47%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$10,496,060,462
  # of Portfolio Holdings4,394
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$17,011,042

Goldman Sachs Dynamic Municipal Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38144N221-SAR-0924     Investor Class

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Dynamic Municipal Income Fund

Service Class: GSMEX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	10.9%
Hospital	9.3%
Airport	6.7%
Corporate	6.4%
Sales Tax	6.0%
Water/Sewer	5.6%
School District GO	5.2%
State GO	5.2%
City/County GO	3.7%
State Appropriation	3.7%
University	3.4%
Pre-refunded	3.1%
Toll	3.0%
Corporate Elec	2.7%
Other	25.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.89%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$10,496,060,462
  # of Portfolio Holdings4,394
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$17,011,042

Goldman Sachs Dynamic Municipal Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Municipal Income Fund

38142V738-SAR-0924     Service Class

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Municipal Fund

Class A: GHYAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	19.6%
Hospital	8.4%
Sales Tax	6.7%
Corporate	5.6%
Tobacco	5.3%
LT Health	4.7%
School District GO	4.2%
Charter School	4.1%
Project Finance	4.0%
State Appropriation	3.9%
Toll	3.2%
University	3.2%
Airport	3.0%
State GO	2.7%
Other	21.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$44	0.85%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$11,743,014,408
  # of Portfolio Holdings3,102
  Portfolio Turnover Rate10%
  Total Net Advisory Fees Paid$27,651,445

Goldman Sachs High Yield Municipal Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y625-SAR-0924     Class A

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Municipal Fund

Class C: GHYCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	19.6%
Hospital	8.4%
Sales Tax	6.7%
Corporate	5.6%
Tobacco	5.3%
LT Health	4.7%
School District GO	4.2%
Charter School	4.1%
Project Finance	4.0%
State Appropriation	3.9%
Toll	3.2%
University	3.2%
Airport	3.0%
State GO	2.7%
Other	21.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$82	1.60%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$11,743,014,408
  # of Portfolio Holdings3,102
  Portfolio Turnover Rate10%
  Total Net Advisory Fees Paid$27,651,445

Goldman Sachs High Yield Municipal Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y591-SAR-0924     Class C

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Municipal Fund

Class P: GGLPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	19.6%
Hospital	8.4%
Sales Tax	6.7%
Corporate	5.6%
Tobacco	5.3%
LT Health	4.7%
School District GO	4.2%
Charter School	4.1%
Project Finance	4.0%
State Appropriation	3.9%
Toll	3.2%
University	3.2%
Airport	3.0%
State GO	2.7%
Other	21.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$27	0.53%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$11,743,014,408
  # of Portfolio Holdings3,102
  Portfolio Turnover Rate10%
  Total Net Advisory Fees Paid$27,651,445

Goldman Sachs High Yield Municipal Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38150B640-SAR-0924     Class P

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Municipal Fund

Class R6: GHYSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	19.6%
Hospital	8.4%
Sales Tax	6.7%
Corporate	5.6%
Tobacco	5.3%
LT Health	4.7%
School District GO	4.2%
Charter School	4.1%
Project Finance	4.0%
State Appropriation	3.9%
Toll	3.2%
University	3.2%
Airport	3.0%
State GO	2.7%
Other	21.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$27	0.53%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$11,743,014,408
  # of Portfolio Holdings3,102
  Portfolio Turnover Rate10%
  Total Net Advisory Fees Paid$27,651,445

Goldman Sachs High Yield Municipal Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38145L216-SAR-0924     Class R6

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Municipal Fund

Institutional Class: GHYIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	19.6%
Hospital	8.4%
Sales Tax	6.7%
Corporate	5.6%
Tobacco	5.3%
LT Health	4.7%
School District GO	4.2%
Charter School	4.1%
Project Finance	4.0%
State Appropriation	3.9%
Toll	3.2%
University	3.2%
Airport	3.0%
State GO	2.7%
Other	21.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.54%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$11,743,014,408
  # of Portfolio Holdings3,102
  Portfolio Turnover Rate10%
  Total Net Advisory Fees Paid$27,651,445

Goldman Sachs High Yield Municipal Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38142Y583-SAR-0924     Institutional Class

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs High Yield Municipal Fund

Investor Class: GYIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs High Yield Municipal Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	19.6%
Hospital	8.4%
Sales Tax	6.7%
Corporate	5.6%
Tobacco	5.3%
LT Health	4.7%
School District GO	4.2%
Charter School	4.1%
Project Finance	4.0%
State Appropriation	3.9%
Toll	3.2%
University	3.2%
Airport	3.0%
State GO	2.7%
Other	21.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$31	0.60%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$11,743,014,408
  # of Portfolio Holdings3,102
  Portfolio Turnover Rate10%
  Total Net Advisory Fees Paid$27,651,445

Goldman Sachs High Yield Municipal Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs High Yield Municipal Fund

38144N213-SAR-0924     Investor Class

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional: GSAAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Municipal Income Completion Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Assessment	23.0%
Hospital	10.3%
Sales Tax	7.5%
Airport	5.5%
Corporate	5.1%
State GO	4.9%
LT Health	4.2%
Charter School	4.0%
Project Finance	3.9%
Water/Sewer	3.3%
Toll	3.0%
School District GO	2.7%
University	2.7%
City/County GO	2.4%
Other	17.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$0	-%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$223,796,580
  # of Portfolio Holdings978
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$0

Goldman Sachs Municipal Income Completion Fund

Separate Account Institutional

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Municipal Income Completion Fund

38150C788-SAR-0924     Separate Account Institutional

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Tax-Free Fund

Class A: GSDTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Corporate	9.6%
Hospital	9.0%
State GO	6.7%
Corporate Elec	6.2%
Sales Tax	5.9%
Airport	5.9%
Pre-refunded	5.2%
City/County GO	5.0%
Water/Sewer	4.6%
School District GO	4.6%
Muni Electric	4.2%
State Housing	3.9%
State Appropriation	3.8%
Transportation	3.5%
Other	20.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$34	0.66%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$4,944,454,827
  # of Portfolio Holdings1,462
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$8,418,828

Goldman Sachs Short Duration Tax-Free Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38142B492-SAR-0924     Class A

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Tax-Free Fund

Class C: GSTCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Corporate	9.6%
Hospital	9.0%
State GO	6.7%
Corporate Elec	6.2%
Sales Tax	5.9%
Airport	5.9%
Pre-refunded	5.2%
City/County GO	5.0%
Water/Sewer	4.6%
School District GO	4.6%
Muni Electric	4.2%
State Housing	3.9%
State Appropriation	3.8%
Transportation	3.5%
Other	20.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$54	1.06%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$4,944,454,827
  # of Portfolio Holdings1,462
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$8,418,828

Goldman Sachs Short Duration Tax-Free Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38142B245-SAR-0924     Class C

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Tax-Free Fund

Class P: GANPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Corporate	9.6%
Hospital	9.0%
State GO	6.7%
Corporate Elec	6.2%
Sales Tax	5.9%
Airport	5.9%
Pre-refunded	5.2%
City/County GO	5.0%
Water/Sewer	4.6%
School District GO	4.6%
Muni Electric	4.2%
State Housing	3.9%
State Appropriation	3.8%
Transportation	3.5%
Other	20.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.38%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$4,944,454,827
  # of Portfolio Holdings1,462
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$8,418,828

Goldman Sachs Short Duration Tax-Free Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38150C309-SAR-0924     Class P

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Tax-Free Fund

Class R6: GDUSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Corporate	9.6%
Hospital	9.0%
State GO	6.7%
Corporate Elec	6.2%
Sales Tax	5.9%
Airport	5.9%
Pre-refunded	5.2%
City/County GO	5.0%
Water/Sewer	4.6%
School District GO	4.6%
Muni Electric	4.2%
State Housing	3.9%
State Appropriation	3.8%
Transportation	3.5%
Other	20.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.38%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$4,944,454,827
  # of Portfolio Holdings1,462
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$8,418,828

Goldman Sachs Short Duration Tax-Free Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38145L182-SAR-0924     Class R6

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class: GSDUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Corporate	9.6%
Hospital	9.0%
State GO	6.7%
Corporate Elec	6.2%
Sales Tax	5.9%
Airport	5.9%
Pre-refunded	5.2%
City/County GO	5.0%
Water/Sewer	4.6%
School District GO	4.6%
Muni Electric	4.2%
State Housing	3.9%
State Appropriation	3.8%
Transportation	3.5%
Other	20.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$4,944,454,827
  # of Portfolio Holdings1,462
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$8,418,828

Goldman Sachs Short Duration Tax-Free Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38141W406-SAR-0924     Institutional Class

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Tax-Free Fund

Investor Class: GDIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Corporate	9.6%
Hospital	9.0%
State GO	6.7%
Corporate Elec	6.2%
Sales Tax	5.9%
Airport	5.9%
Pre-refunded	5.2%
City/County GO	5.0%
Water/Sewer	4.6%
School District GO	4.6%
Muni Electric	4.2%
State Housing	3.9%
State Appropriation	3.8%
Transportation	3.5%
Other	20.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$21	0.41%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$4,944,454,827
  # of Portfolio Holdings1,462
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$8,418,828

Goldman Sachs Short Duration Tax-Free Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38144N239-SAR-0924     Investor Class

Semi - Annual Shareholder Report

September 30, 2024

Goldman Sachs Short Duration Tax-Free Fund

Service Class: GSFSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Tax-Free Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Corporate	9.6%
Hospital	9.0%
State GO	6.7%
Corporate Elec	6.2%
Sales Tax	5.9%
Airport	5.9%
Pre-refunded	5.2%
City/County GO	5.0%
Water/Sewer	4.6%
School District GO	4.6%
Muni Electric	4.2%
State Housing	3.9%
State Appropriation	3.8%
Transportation	3.5%
Other	20.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.89%

Key Fund Statistics (as of September 30, 2024)

  Total Net Assets$4,944,454,827
  # of Portfolio Holdings1,462
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$8,418,828

Goldman Sachs Short Duration Tax-Free Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Short Duration Tax-Free Fund

38141W885-SAR-0924     Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements September 30, 2024 Goldman Sachs Municipal Funds Goldman Sachs Dynamic Municipal Income Goldman Sachs High Yield Municipal Goldman Sachs Municipal Income Completion Goldman Sachs Short Duration Tax-Free

Goldman Sachs Municipal Funds

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.5%
Alabama - 1.6%

Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A1/A-)
$5,000,000	4.000%		09/15/2033	$5,063,283
Alabama Housing Finance Authority Collateralized Single Family Mortgage RB 2024 Series C Bonds (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
2,400,000	4.450		10/01/2044	2,430,806
Ascension Health RB for Ascension Senior Credit Group Series 2016C (Aa2/AA+)
9,500,000	5.000		11/15/2046	9,651,482
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/ NR)
22,955,000	4.000	(a)(b)	12/01/2049	23,086,681
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
6,500,000	5.250	(a)(b)	07/01/2054	7,195,508
Energy Southeast, A Cooperative District Energy Supply RB Series 2023B-1 (Fixed Rate) (A1/NR)
4,150,000	5.750	(a)(b)	04/01/2054	4,714,274
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000	5.000		11/15/2029	1,632,550
1,500,000	5.000		11/15/2035	1,625,785
1,000,000	5.000		11/15/2036	1,078,920
325,000	5.000		11/15/2037	349,664
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (B1/BB-)
4,920,000	5.750		10/01/2049	5,188,315
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000		10/01/2025	1,015,325
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (Baa2/BBB) (PUTABLE)
225,000	2.000	(a)(b)	11/01/2033	225,000
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (Baa2/BBB) (PUTABLE)
225,000	2.000	(a)(b)	11/01/2033	225,000
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (Baa2/BBB) (PUTABLE)
1,750,000	2.000	(a)(b)	11/01/2033	1,750,000
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
2,000,000	5.250		10/01/2040	2,244,448
2,000,000	5.250		10/01/2041	2,231,815
2,500,000	5.250		10/01/2044	2,754,584
10,130,000	5.250		10/01/2049	11,029,851
10,705,000	5.500		10/01/2053	11,785,617
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
200,000	3.875		11/01/2027	194,294
500,000	4.250		11/01/2032	459,056
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
20,000,000	5.000	(a)(b)	06/01/2049	21,976,808
Southeast Energy Authority Commodity Supply RB Series 2022A- 1 (A1/NR)
6,000,000	5.500	(a)(b)	01/01/2053	6,544,460

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)

The Educational Building Authority of The City of Homewood Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
$3,350,000	5.500%	10/01/2049	$3,625,383
The Educational Building Authority of The City of Homewood Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
4,175,000	5.500	10/01/2049	4,518,202
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (A1/A)
8,540,000	3.650	06/01/2028	8,696,443
The Industrial Development Authority of Mobile County Solid Waste Disposal RB Am Ns Calvert LLC Project Series 2024A (Baa3/BBB-)
12,650,000	5.000	06/01/2054	13,124,904
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (A1/A) (PUTABLE)
3,470,000	3.780(a)(b)	06/01/2034	3,515,433
The Industrial Development Board of The City of Prattville Environmental Improvement Refunding Bonds International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,335,000	3.450(a)(b)(c)	11/01/2033	1,343,647
The Industrial Development Board of The City of Prattville Recovery Zone Facility Revenue Refunding Bonds International Paper Company Project Series 2019C (NR/BBB) (PUTABLE)
1,925,000	3.450(a)(b)(c)	11/01/2033	1,937,469
The Industrial Development Board of The City of Selma Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,040,000	3.450(a)(b)(c)	11/01/2033	1,046,736
Water Works Board of The City of Birmingham Revenue Anticipation Bond Series 2024 (NR/NR)
9,600,000	3.750(d)	09/01/2026	9,610,168
Water Works Board of The City of Birmingham Senior Water RB Refunding Series 2016-B (Aa3/NR)
1,250,000	5.000(e)	01/01/2027	1,321,332

			173,193,243

Alaska - 0.0%

Northern Tobacco Securitization Corp. Tobacco Settlement Asset Back Bonds Series 2021 (NR/A)
1,750,000	5.000	06/01/2031	1,911,787

American Samoa - 0.0%

American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)
1,500,000	3.720(d)	09/01/2027	1,413,427

Arizona - 1.7%

Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
46,455,000	4.900(a)(f)	01/01/2037	45,177,130
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)
515,000	4.500(d)	07/01/2033	529,617
250,000	5.250(d)	07/01/2043	257,245

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)

Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
$8,000,000	6.500	%(d)	11/01/2053	$8,322,281
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
425,000	3.375		07/01/2041	376,907
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000	5.000		11/01/2044	1,452,350
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CC)
570,000	5.000		01/01/2043	389,532
3,250,000	4.500		01/01/2049	1,989,650
2,095,000	5.000		01/01/2054	1,310,444
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/D)
1,565,000	5.000	*	01/01/2037	864,146
1,105,000	5.000	*	01/01/2038	587,208
300,000	5.000	*	01/01/2043	143,193
2,125,000	5.000	*	01/01/2049	982,813
600,000	5.125	*	01/01/2054	270,000
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000	4.000		07/01/2051	998,247
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Ca/NR)
365,000	5.000	*	05/01/2024	200,750
300,000	5.000	*	05/01/2029	165,000
650,000	5.000	*	05/01/2031	357,500
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
480,000	3.000	(d)	12/15/2031	448,039
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2005 (NON-AMT) (Baa1/BBB+)
3,350,000	3.800	(a)(b)	12/01/2035	3,430,353
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa1/BBB+)
14,200,000	5.000	(a)(b)	09/01/2052	14,608,398
City of Glendale, Arizona Subordinate Excise Tax RR Obligations, Series 2017 (A1/AA+)
2,505,000	5.000		07/01/2029	2,672,221
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021 (Aa2/AA-)
1,400,000	4.000		07/01/2035	1,477,636
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (Aa3/A+)
1,375,000	3.000		07/01/2049	1,106,994
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
2,290,000	3.250		07/01/2049	1,885,411
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/A)
2,225,000	5.000		07/01/2045	2,336,411
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000		07/01/2030	7,277,141

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)

Coconino County Pollution Control Refunding RB for Nevada Power Company Projects Pollution Control Corp. Series 2017A (A2/A) (PUTABLE)
$2,225,000	4.125	%(a)(b)	09/01/2032	$2,234,325
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
550,000	3.000	(d)	07/01/2031	525,120
1,050,000	4.000	(d)	07/01/2041	1,002,737
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
625,000	2.100	(d)	07/01/2026	612,226
3,225,000	2.625	(d)	07/01/2031	2,982,554
3,225,000	3.500	(d)	07/01/2044	2,740,640
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)
2,500,000	6.750	(d)	11/15/2042	2,755,768
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022B-3 (NR/NR)
4,500,000	5.125	(d)	11/15/2029	4,543,675
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,295,000	4.000		07/01/2037	4,291,166
Equitable National Charter School Revolving Loan Fund RB for Arizona IDA Series 2019A (NR/A)
1,055,000	5.000		11/01/2024	1,055,986
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
335,000	3.500		07/01/2029	319,606
376,000	4.100		07/01/2034	355,094
1,096,000	4.750		07/01/2043	1,014,815
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000		05/15/2031	523,509
1,000,000	5.000		05/15/2041	1,008,891
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,170,000	5.000		11/15/2042	5,203,757
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
380,000	4.000		02/15/2041	349,364
295,000	4.000		02/15/2046	262,011
Maricopa County Arizona Pollution Control Corp. Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico Palo Verde Project 2003 Series A (NON-AMT) (Baa2/BBB) (PUTABLE)
3,300,000	3.875	(a)(b)	01/01/2038	3,408,021
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)
300,000	4.000	(d)	07/01/2030	300,337
600,000	5.000	(d)	07/01/2040	610,045
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)
950,000	4.000	(d)	07/01/2051	801,834
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
200,000	5.000	(d)	10/01/2026	199,423
400,000	5.125	(d)	10/01/2030	401,089

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)

Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
$200,000	4.000%		07/01/2025	$200,143
200,000	4.000		07/01/2026	202,417
200,000	4.000		07/01/2027	203,928
325,000	4.000		07/01/2028	333,244
250,000	4.000		07/01/2029	257,299
500,000	4.000		07/01/2034	504,771
700,000	5.000		07/01/2039	730,051
Maricopa County Pollution Control Refunding RB for El Paso Electric Company Palo Verde Project Series 2009 A (NON-AMT) (Baa2/NR)
6,575,000	3.600		02/01/2040	6,120,689
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)
315,000	4.750	(d)	05/01/2030	316,925
225,000	5.500	(d)	05/01/2040	226,483
Salt River Agricultural Improvement and Power District Project Electric System RB Series 2023B (Aa1/AA+)
8,100,000	5.250		01/01/2053	9,083,474
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
9,130,000	5.000		12/01/2037	10,205,185
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa1/BBB+)
2,850,000	4.000	(a)(b)	06/01/2049	2,886,417
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
1,675,000	5.000	(c)(d)	06/15/2044	1,704,260
950,000	5.000	(c)(d)	06/15/2054	958,444
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
6,340,000	4.000		07/01/2034	6,330,774

				177,383,114

Arkansas - 0.3%

Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB-)
2,000,000	5.450		09/01/2052	2,095,624
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,790,000	5.000		12/01/2047	6,046,823
4,630,000	3.200		12/01/2049	3,672,967
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000		07/01/2032	274,760
310,000	3.125		07/01/2036	252,882
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500		07/01/2038	3,740,295
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
1,380,000	5.000		06/01/2025	1,389,325
1,545,000	5.000		06/01/2026	1,553,181

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)

Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-) – (continued)
$1,815,000	5.000%		06/01/2027	$1,824,775
Rogers School District No. 30 of Benton County Arkansas Construction Bonds Arkansas School District Intercept Program (ST AID WITHHLDG) (Aa2/NR)
4,050,000	4.000		02/01/2034	4,154,084
3,280,000	4.000		02/01/2037	3,325,862

				28,330,578

California - 8.3%

Airport Commission of The City and County of San Francisco San Francisco International Airport Series 2016B (A1/A+)
9,990,000	5.000		05/01/2046	10,114,008
Airport Commission of The City and County of San Francisco Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
12,500,000	5.750		05/01/2048	14,144,681
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000	0.000	(g)	08/01/2037	660,884
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000	5.000		05/01/2040	1,040,636
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000	3.450	(a)(f)	04/01/2056	12,577,463
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000	3.560	(a)(f)	04/01/2056	8,321,459
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
220,000	4.000		09/01/2025	221,344
275,000	4.000		09/01/2031	277,926
290,000	4.000		09/01/2032	292,768
300,000	5.000		09/01/2033	310,320
215,000	5.000		09/01/2034	222,302
330,000	5.000		09/01/2035	341,021
345,000	3.000		09/01/2036	321,201
360,000	3.000		09/01/2037	332,154
370,000	3.000		09/01/2038	333,624
380,000	3.000		09/01/2039	336,341
1,160,000	5.000		09/01/2044	1,191,919
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000	4.000		07/01/2054	3,994,330
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (A2/A)
8,075,000	5.250		07/01/2049	8,859,462
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
5,125,000	4.375		07/01/2049	5,185,971
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000	5.000	(a)(b)	02/01/2054	8,702,181
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (A1/NR)
16,990,000	4.000	(a)(b)	05/01/2053	17,397,009

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
$270,000	5.000%		06/01/2050	$273,792
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
950,000	4.000		06/01/2049	898,103
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB+)
525,000	5.000		06/01/2049	540,577
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
2,375,000	0.000	(g)	06/01/2055	544,666
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB+)
455,000	5.000		06/01/2049	467,534
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
12,130,000	0.000	(g)	06/01/2055	2,413,637
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
45,220,000	0.000	(g)	06/01/2055	6,229,489
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250		04/01/2040	6,422,932
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (Aaa/AAA)
3,500,000	5.000		05/01/2045	4,381,764
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
575,000	5.000		08/01/2040	599,335
600,000	5.000		08/01/2045	621,799
California Enterprise Development Authority Student Housing RR Bonds for Provident Group - Pomona Properties L.L.C. Project Series 2024A (Baa3/NR)
650,000	5.000		01/15/2039	709,560
1,000,000	5.000		01/15/2045	1,061,083
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
10,700,000	5.000		12/01/2028	11,653,826
3,100,000	5.250		12/01/2040	3,518,046
1,720,000	5.250		12/01/2041	1,940,297
3,000,000	5.250		12/01/2042	3,364,303
1,095,000	5.250		12/01/2043	1,220,970
2,750,000	5.250		12/01/2044	3,051,190
California Health Facilities Financing Authority RB for Children’s Hospital at Los Angeles Series 2017 A (Baa2/BBB)
5,800,000	5.000		08/15/2047	5,941,998
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (Aa3/AA)
500,000	5.000		02/01/2042	518,946

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital at Stanford 2016 Series B (A1/A+)
$10,760,000	5.000%		08/15/2055	$10,897,661
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000		11/15/2028	402,657
350,000	5.000		11/15/2029	374,642
565,000	5.000		11/15/2030	602,661
1,010,000	5.000		11/15/2042	1,055,324
California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A2/A)
7,970,000	5.000		10/01/2044	7,969,973
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
5,300,000	4.000		05/15/2046	5,315,891
2,250,000	4.000		05/15/2051	2,249,618
California Infrastructure & Economic Development Bank RB for California Academy of Sciences Series 2024A (A2/NR)
11,690,000	3.250		08/01/2029	11,868,662
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000	1.200	(a)(b)	12/01/2050	4,054,997
California Infrastructure & Economic Development Bank RB Series A (A3/A-)
570,000	4.000		05/01/2039	586,265
California Infrastructure & Economic Development Bank RB Series B (A3/A-)
4,315,000	4.000		05/01/2039	4,438,128
1,460,000	4.000		05/01/2040	1,494,768
California Infrastructure and Economic Development Bank RB Brightline West Passenger Rail Project Series 2020A-4 (NR/NR)
6,900,000	8.000	(a)(b)(d)	01/01/2050	7,106,436
California Municipal Finance Authority RB for California Lutheran University Series 2018 (Baa1/NR)
240,000	5.000		10/01/2033	253,523
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/BBB+)
1,300,000	5.000		02/01/2034	1,344,183
1,150,000	5.000		02/01/2035	1,188,310
325,000	5.000		02/01/2042	331,294
1,575,000	5.000		02/01/2047	1,587,701
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
610,000	4.000		07/01/2031	617,890
1,830,000	4.000		07/01/2041	1,749,724
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
175,000	5.000		10/01/2025	177,665
350,000	5.000		10/01/2027	370,047
225,000	5.000		10/01/2029	241,019
125,000	5.000		10/01/2030	133,228
225,000	5.000		10/01/2031	238,860
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
430,000	5.000	(d)	10/01/2034	446,438
1,125,000	5.000	(d)	10/01/2039	1,140,707

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR) – (continued)
$1,035,000	5.000	%(d)	10/01/2049	$1,035,744
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,225,000	5.000		07/01/2047	4,265,049
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (A2/NR)
3,500,000	4.000		12/31/2047	3,295,409
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
800,000	5.000		12/31/2024	801,386
2,570,000	5.000		12/31/2026	2,654,157
2,005,000	5.000		06/30/2027	2,085,230
3,005,000	5.000		12/31/2027	3,146,512
12,225,000	5.000		12/31/2043	12,523,334
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardens Project Series 2022B-1 (NR/NR)
330,000	2.750		11/15/2027	330,048
California Municipal Finance Authority Solid Waste Disposal RB for Republic Services, Inc. Project Series 2024A (NR/BBB+/A-2)
6,750,000	3.875	(a)(b)	03/01/2054	6,899,303
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB-)
5,100,000	4.000		07/15/2029	5,140,306
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000	5.000		06/01/2035	403,231
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,625,000	3.700	(a)(b)	08/01/2040	1,660,917
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (NR/A-/A-2)
4,130,000	3.000		11/01/2025	4,114,292
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (NR/NR)
8,320,001	7.500	(d)(h)*	12/01/2040	998,400
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
4,205,000	4.300		07/01/2040	4,234,145
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
19,840,000	5.000	(d)	07/01/2037	19,884,438
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,725,000	5.000	(d)	07/01/2034	3,057,893
420,000	5.000	(d)	07/01/2035	468,268
2,605,000	5.000	(d)	07/01/2036	2,892,014

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
$1,440,000	5.000	%(d)	11/21/2045	$1,442,160
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)
1,330,000	5.000	(d)	07/01/2029	1,402,793
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)
1,055,000	5.000	(d)	06/15/2040	1,062,030
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/BB-)
760,000	6.250	(d)	04/01/2052	783,428
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (NR/BBB-)
1,000,000	5.000	(d)	10/01/2042	1,040,886
California School Finance Authority Charter School RB for Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000	4.000	(d)	10/01/2046	411,978
California School Finance Authority Charter School RB for Envision Education – Obligated Group Series 2024A (NR/BB+)
720,000	5.000	(d)	06/01/2034	765,078
665,000	5.000	(d)	06/01/2044	681,507
750,000	5.000	(d)	06/01/2054	761,834
California School Finance Authority Charter School RB for Harbor Springs Obligated Group Series 2024A (NR/BB+)
2,000,000	5.000	(d)	07/01/2039	2,110,629
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000	5.250	(d)	07/01/2052	976,777
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
1,000,000	6.250	(d)	06/01/2042	1,072,767
California School Finance Authority Charter School RB Orange County Educational Arts Academy Project Series 2023A (NR/NR)
545,000	5.000	(d)	06/01/2033	563,564
California School Finance Authority Charter School Refunding RB Partnerships to Uplift Communities Project Series 2023 Social Bonds (NR/BB+)
715,000	5.000	(d)	08/01/2033	757,850
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
650,000	5.000	(d)	06/01/2054	656,147
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)
170,000	3.000	(d)	10/01/2030	162,830
500,000	5.000	(d)	10/01/2040	513,404
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)
290,000	2.000	(d)	10/01/2025	283,904
710,000	3.000	(d)	10/01/2031	672,778

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
$1,280,000	4.000	%(d)	07/01/2030	$1,284,730
1,350,000	5.000	(d)	07/01/2040	1,366,421
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)
435,000	5.000	(d)	06/01/2041	435,833
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)
300,000	4.875	(d)	06/01/2027	293,673
California School Finance Authority RB Refunding Series 2016 (NR/BBB)
4,450,000	5.000	(d)	08/01/2046	4,468,610
California School Finance Authority School Facility Refunding RB Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
930,000	5.000	(d)	07/01/2033	985,139
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000	5.000		08/01/2046	1,287,934
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
125,000	5.000		09/01/2030	126,958
130,000	5.000		09/01/2037	131,621
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)
1,375,000	7.250	(d)	09/01/2050	1,448,108
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Atwell Improvement Area No. 3 Special Tax Bonds Series 2024 (NR/NR)
405,000	5.000		09/01/2049	425,672
500,000	5.000		09/01/2054	521,990
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
625,000	4.000		09/01/2041	626,667
530,000	4.000		09/01/2051	508,504
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000		09/02/2034	937,913
595,000	5.000		09/02/2039	627,502
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/BBB+)
2,630,000	5.000		09/02/2033	2,758,302
2,370,000	5.000		09/02/2038	2,464,460
350,000	5.000		09/02/2043	360,087
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
2,828,000	5.000		09/02/2029	2,980,888
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/A-)
1,500,000	5.000		09/02/2034	1,614,226

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Statewide Communities Development Authority Pollution Control RB Refunding for Southern California Edison Company Series 2006 D (NON-AMT) (A2/A-)
$3,150,000	4.500%		11/01/2033	$3,407,056
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)
550,000	3.000	(d)	06/01/2029	529,589
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
2,975,000	5.250		12/01/2044	2,974,994
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB)
300,000	5.000		08/01/2029	315,157
315,000	5.000		08/01/2030	329,966
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)
900,000	5.000	(d)	07/01/2029	928,250
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
150,000	5.000		04/01/2030	155,622
70,000	5.000		04/01/2031	72,591
385,000	4.000		04/01/2032	388,829
455,000	4.000		04/01/2034	457,760
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000		04/01/2037	2,935,925
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
10,135,000	5.500		12/01/2054	10,146,301
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 B (NR/BB)
7,000,000	6.000		12/01/2024	6,997,683
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB)
1,725,000	5.000	(d)	12/01/2031	1,765,249
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,190,000	4.000		09/02/2028	1,201,355
1,250,000	5.000		09/02/2040	1,321,518
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
1,015,000	4.000		09/02/2029	1,038,117
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
450,000	5.125		09/01/2042	483,356
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018B (NR/BBB+)
1,785,000	5.000		09/02/2048	1,825,951

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018C (NR/NR)
$1,040,000	5.000%		09/02/2048	$1,072,447
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
8,925,000	5.000		05/15/2042	9,138,324
6,550,000	5.000		05/15/2047	6,670,261
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
1,175,000	5.000		05/15/2040	1,195,002
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (A2/A-)
3,990,000	1.750		09/01/2029	3,628,670
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
22,510,000	0.000	(g)	06/01/2046	4,004,106
CFD No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000	5.000		09/01/2048	1,055,243
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
250,000	4.000		09/01/2028	255,431
165,000	3.000		09/01/2037	146,290
170,000	3.000		09/01/2038	146,972
175,000	3.000		09/01/2039	147,459
180,000	3.000		09/01/2040	149,253
620,000	3.125		09/01/2044	501,666
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000	0.000	(g)	06/01/2034	2,600,220
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000		09/01/2042	587,802
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
875,000	4.000		09/01/2041	862,789
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)
75,000	4.000	(d)	09/01/2026	75,767
150,000	4.000	(d)	09/01/2031	153,341
700,000	4.000	(d)	09/01/2036	705,805
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
575,000	5.000		09/01/2048	595,548
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax Bonds (NR/NR)
745,000	5.000		09/01/2048	786,156
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000		09/01/2029	1,158,155
1,275,000	4.000		09/01/2032	1,310,072

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
$2,000,000	5.250%	09/01/2042	$2,159,427
2,000,000	5.375	09/01/2047	2,146,522
City of Chino Public Financing Authority Local Agency Refunding Bonds Series 2019A (NR/NR)
225,000	4.000	09/01/2025	226,232
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)
860,000	5.000	09/01/2035	921,672
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
3,000,000	5.000	05/15/2026	3,092,316
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
4,000,000	4.000	05/15/2049	3,911,392
City of Los Angeles Department of Airports International Airport Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000	5.000	05/15/2039	1,050,377
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
750,000	5.000	05/15/2025	757,146
5,000,000	5.000	05/15/2035	5,640,013
2,350,000	5.000	05/15/2036	2,638,589
1,250,000	5.000	05/15/2037	1,398,505
1,255,000	5.000	05/15/2038	1,398,048
5,500,000	5.250	05/15/2048	6,014,263
City of Los Angeles Department of Airports International Airport Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
1,500,000	5.000	05/15/2026	1,546,158
City of Los Angeles, LAX Subordinate RB 2022 Series A (Aa3/ AA-)
9,155,000	4.000	05/15/2038	9,227,020
City of Newport Beach Assessment District No. 124 Limited Obligation Improvement Bonds 2023 Series A (NR/NR)
620,000	4.125	09/02/2038	636,349
725,000	5.000	09/02/2043	783,017
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
250,000	4.000	09/01/2026	253,859
150,000	3.000	09/01/2038	129,830
160,000	3.000	09/01/2039	135,179
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000	5.000	04/01/2027	1,003,771
1,000,000	5.000	04/01/2029	755,690
1,250,000	5.000	04/01/2030	944,384
1,500,000	5.000	04/01/2031	1,133,224
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000	4.000	09/01/2030	167,087
190,000	4.000	09/01/2033	190,539
225,000	4.000	09/01/2036	223,271
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
370,000	4.000	09/02/2026	374,213
700,000	4.000	09/02/2031	711,765
City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR)
1,280,000	4.000	09/01/2029	1,297,949

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR) – (continued)
$500,000	4.000%		09/01/2030	$504,777
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
135,000	5.000		09/01/2031	137,652
245,000	5.000		09/01/2032	249,702
225,000	5.000		09/01/2033	229,254
145,000	5.000		09/01/2034	147,692
150,000	5.000		09/01/2035	152,715
680,000	5.000		09/01/2036	691,869
270,000	5.000		09/01/2037	274,615
245,000	5.000		09/01/2038	248,961
485,000	5.000		09/01/2039	492,449
City of Roseville CA ST Series 2019 (NR/NR)
150,000	4.000		09/01/2025	150,687
275,000	5.000		09/01/2026	286,876
210,000	5.000		09/01/2027	223,289
160,000	5.000		09/01/2028	170,689
170,000	5.000		09/01/2029	180,511
110,000	5.000		09/01/2030	116,374
City of Roseville Creekview Community Facilities District No. 1 Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
575,000	5.000		09/01/2038	619,367
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000		09/01/2029	317,872
815,000	5.000		09/01/2034	857,983
445,000	5.000		09/01/2039	463,012
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
95,000	4.000		09/01/2026	96,378
65,000	5.000		09/01/2030	69,859
190,000	4.000		09/01/2032	194,205
225,000	4.000		09/01/2034	229,276
265,000	4.000		09/01/2036	268,595
305,000	4.000		09/01/2038	305,737
330,000	4.000		09/01/2040	325,122
City of Roseville, California Creekview Community Facilities District No. 1 Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
500,000	5.000		09/01/2043	529,232
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
375,000	4.000	(d)	09/01/2028	383,578
City of San Francisco Airport Commission International Airport RB Series 2022A (A1/NR)
2,525,000	5.000		05/01/2052	2,672,386
City of San Francisco Airport Commission International Airport Revenue Refunding Bonds Series 2023A (A1/NR)
12,400,000	5.000		05/01/2038	13,742,967
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/A+)
4,650,000	5.000		05/01/2048	4,876,661
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/A+)
26,310,000	5.000		05/01/2049	27,229,185

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
$600,000	5.000%	09/01/2035	$639,456
1,000,000	5.000	09/01/2040	1,054,981
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
330,000	2.250	09/01/2026	320,630
350,000	2.375	09/01/2028	333,413
380,000	2.750	09/01/2031	355,936
405,000	3.000	09/01/2033	378,352
415,000	3.000	09/01/2034	384,846
270,000	3.000	09/01/2035	248,334
900,000	3.125	09/01/2037	820,114
740,000	3.125	09/01/2039	645,888
810,000	3.250	09/01/2041	699,592
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	88,588
700,000	3.250	09/01/2041	614,375
570,000	3.500	09/01/2049	487,556
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/AA)
275,000	3.125	08/01/2035	266,946
Community Facilities District of the Menifee Union School District Improvement Area Special Tax Bonds (NR/NR)
850,000	5.000	09/01/2042	904,086
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	469,103
725,000	5.000	09/01/2039	751,757
County of Los Angeles CA Community Facilities District NO 2021-01 (NR/NR)
2,250,000	5.000	09/01/2047	2,392,857
County of Sacramento RB Refunding for Airport System Series 2018 C (A2/A+)
1,745,000	5.000	07/01/2039	1,814,333
Department of Airports of The City of Los Angeles LAX Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
4,000,000	5.250	05/15/2048	4,162,929
Department of Airports of The City of Los Angeles, California Los Angeles International Airport Subordinate RB 2018 Series D (AMT) (Aa3/AA-)
5,815,000	5.000	05/15/2031	6,266,789
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
805,000	5.000	09/01/2027	835,077
6,680,000	5.000	09/01/2047	6,835,367
East County AWP Joint Powers Authority Tax Exempt Interim Notes Series 2024A Subseries A-1 (NR/NR)
45,000,000	3.125	09/01/2026	45,074,866
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
390,000	3.125	09/01/2044	313,484
1,610,000	3.125	09/01/2049	1,236,316
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
3,255,000	4.000	01/15/2046	3,228,258

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

Folsom Ranch Financing Authority City of Folsom Community Facilities District No. 23 Improvement Area No. 2 California Special Tax RB Series 2024 (NR/NR)
$400,000	5.000%		09/01/2049	$423,455
360,000	5.000		09/01/2053	379,110
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000		09/01/2046	406,715
500,000	4.000		09/01/2050	480,279
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa1/A)
1,300,000	3.950		01/15/2053	1,243,201
Golden St Tobacco Securitization Corp Calif Tob Settlement Revenue Enhanced Tobacco Settlement Asset Backed Bonds 2015A (AGM-CR ST APPROP) (Aa3/AA)
1,150,000	5.000	(e)	06/01/2025	1,167,366
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
11,755,000	3.850		06/01/2050	11,019,403
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
20,000,000	5.000	(e)	06/01/2028	21,841,482
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (Aa3/A+)
10,000,000	5.000	(e)	06/01/2025	10,151,010
Hayward Unified School District Election of 2014 GO Bonds Series 2017 (AGM) (NR/AA)
8,000,000	4.000		08/01/2042	8,015,438
Improvement Area B of The City of Fillmore CFD No. 5, California Heritage Valley Parks Special Tax Bonds, 2023 Series (NR/NR)
2,370,000	5.000		09/01/2048	2,481,209
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)
665,000	4.000	(d)	06/01/2036	689,905
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
10,250,000	0.000	(g)	06/01/2036	4,747,013
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (NR/A-)
770,000	3.678		06/01/2038	722,397
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
3,280,000	5.000		03/01/2057	3,351,400
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000		09/01/2025	181,051
175,000	4.000		09/01/2026	177,734
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000	5.000		09/01/2030	383,630
355,000	5.000		09/01/2032	386,696
360,000	5.000		09/01/2034	390,968
455,000	5.000		09/01/2036	491,506

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
$775,000	5.000%		09/01/2043	$802,919
2,500,000	5.000		09/01/2048	2,575,208
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
3,000,000	3.500		09/01/2035	3,000,856
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000	3.000		08/01/2046	2,850,059
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
1,825,000	3.000		12/01/2050	1,511,030
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (Aa2/AA)
2,335,000	5.000		05/15/2034	2,452,634
Los Angeles Department of Airports Subordinated RB Series 2018 C (Aa3/AA-)
1,000,000	5.000		05/15/2035	1,040,870
Los Angeles Unified School District County of Los Angeles California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,500,000	5.000		07/01/2026	3,664,593
7,000,000	5.000		07/01/2027	7,512,317
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa2/AA)
2,000,000	0.000	(g)	08/01/2037	1,310,138
4,500,000	0.000	(g)	08/01/2038	2,816,172
4,500,000	0.000	(g)	08/01/2039	2,688,354
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000	0.000	(g)	08/01/2026	1,147,272
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)
2,510,000	0.000	(g)	08/01/2035	1,783,284
Mountain View Whisman School District (Santa Clara County, California) Election of 2012 GO Bonds, Series B (Aaa/AAA)
2,000,000	4.000	(e)	09/01/2026	2,068,878
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000	6.500		11/01/2039	2,289,489
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,875,000	6.125		11/01/2029	3,084,667
2,000,000	6.500		11/01/2039	2,613,851
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000	5.750		08/01/2035	5,118,293
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/A-)
(3M USD LIBOR + 0.72%)
2,660,000	4.467	(f)	07/01/2027	2,662,425
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000	0.000	(g)	08/01/2031	1,696,971
4,150,000	0.000	(g)	08/01/2032	3,144,068
3,550,000	0.000	(g)	08/01/2033	2,581,046
6,450,000	7.000		08/01/2038	7,390,759

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
$1,490,000	4.000%		09/01/2026	$1,513,002
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (BAM) (Aa3/AA)
3,250,000	4.000		08/01/2052	3,250,962
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
1,970,000	5.000		09/01/2042	2,065,420
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000	4.000		09/01/2041	851,339
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000		09/01/2027	198,885
205,000	4.000		09/01/2028	210,286
210,000	4.000		09/01/2029	215,864
220,000	4.000		09/01/2030	225,365
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000		09/01/2025	763,748
1,075,000	5.000		09/01/2026	1,121,424
1,000,000	5.000		09/01/2027	1,061,836
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000	5.000		09/01/2031	105,501
185,000	5.000		09/01/2032	195,071
165,000	5.000		09/01/2033	173,757
175,000	4.000		09/01/2034	177,260
150,000	4.000		09/01/2035	151,456
125,000	3.000		09/01/2036	112,748
470,000	5.000		09/01/2039	491,366
250,000	3.250		09/01/2041	213,756
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500		09/01/2037	699,346
725,000	4.000		09/01/2041	711,414
1,000,000	4.000		09/01/2050	930,813
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD LIBOR + 0.55%)
21,625,000	4.086	(f)	06/01/2034	20,838,624
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A2/NR)
2,850,000	4.000		07/01/2039	2,853,160
4,620,000	5.000		07/01/2046	4,907,718
San Diego Unified School District 2012 GO Refunding Bonds Series R-2 (Aa2/AA-)
4,700,000	0.000	(i)	07/01/2041	4,796,129
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)
5,000,000	0.000	(g)	07/01/2039	3,051,401
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (NR/A+)
1,300,000	5.000		05/01/2027	1,363,705

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
$1,000,000	5.000%		08/01/2033	$1,042,133
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000		09/01/2036	523,651
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
1,715,000	0.000	(g)	01/15/2026	1,649,023
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (NR/A)
1,000,000	5.000	(e)	01/15/2025	1,005,912
State of California Various Purpose GO Bonds (Aa2/AA-)
21,355,000	7.500		04/01/2034	25,600,248
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
15,915,000	4.000		09/01/2043	16,451,469
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
1,015,000	5.000		06/01/2026	1,043,710
920,000	5.000		06/01/2028	978,427
2,035,000	5.000		06/01/2029	2,198,451
2,000,000	5.000		06/01/2032	2,171,747
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,000,000	5.000		06/01/2034	1,084,202
1,000,000	5.000		06/01/2036	1,080,082
1,000,000	5.000		06/01/2039	1,069,871
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
2,225,000	5.000		06/01/2048	2,263,993
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
7,975,000	0.000	(g)	06/01/2054	1,593,746
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
475,000	2.375		09/02/2041	347,335
1,050,000	2.500		09/02/2046	726,183
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,230,000	5.000		10/01/2025	1,250,064
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
660,000	5.000		10/01/2029	712,279
555,000	5.000		10/01/2030	598,402
1,165,000	5.000		10/01/2031	1,248,916
1,000,000	5.000		10/01/2033	1,067,529
495,000	5.000		10/01/2035	524,608
705,000	5.000		10/01/2036	744,947
1,000,000	5.000		10/01/2037	1,055,819
880,000	5.000		10/01/2038	924,008
750,000	5.000		10/01/2039	785,145
980,000	5.000		10/01/2040	1,019,854
1,945,000	5.000		10/01/2049	2,002,290

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

Washington Township Health Care District RB 2023 Series A (Baa3/NR)
$825,000	5.750%		07/01/2053	$900,896
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL) (Baa2/A+)
1,175,000	0.000	(g)	08/01/2025	1,146,675
West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR)
300,000	5.000		09/01/2039	324,400
825,000	4.375		09/01/2044	833,783

				871,770,667

Colorado - 4.9%

Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000	5.250	(e)	12/01/2026	343,507
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,425,000	4.700		12/01/2047	1,313,494
Baseline Metropolitan District In The City and County of Broomfield, Colorado Special RR and Improvement Bonds Series 2024A (AGC) (NR/AA)
1,875,000	4.000	(c)	12/01/2046	1,848,743
1,250,000	5.000	(c)	12/01/2049	1,337,018
2,225,000	4.250	(c)	12/01/2054	2,222,969
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500		12/01/2050	2,853,116
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)
1,855,000	0.000	(d)(i)	12/01/2049	1,728,284
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000	5.000	(e)	03/01/2028	10,361,550
Board of Trustees of The Colorado School of Mines Institutional Enterprise RB Series 2024A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
18,620,000	4.000		12/01/2049	18,660,180
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000		12/01/2037	526,753
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000		12/01/2035	521,951
1,030,000	5.000		12/01/2040	986,130
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,120,000	5.000	(d)	12/01/2040	1,112,862
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250		12/01/2038	1,003,543
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
515,000	5.000		12/01/2041	485,311

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA+)
$3,510,000	6.000%		12/15/2029	$3,890,579
10,805,000	6.000		12/15/2030	11,944,879
City and County of Denver, Colorado, For and On Behalf of Its Department of Aviation Airport System RB Series 2022A (AMT) (Aa3/AA-)
2,875,000	5.000		11/15/2041	3,088,049
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000		12/01/2049	1,005,087
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
11,000,000	5.250		12/01/2043	11,502,446
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A1/A+)
5,000,000	5.000		12/01/2024	5,009,638
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
5,580,000	5.000		11/15/2053	5,897,179
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/AA-)
4,450,000	5.000		11/15/2027	4,706,015
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB Series 2024A (AGM) (A1/AA)
1,145,000	5.000		12/01/2043	1,276,479
1,000,000	5.000		12/01/2044	1,110,821
4,000,000	5.250		12/01/2049	4,493,768
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
900,000	4.000		10/01/2056	754,024
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
150,000	4.000		05/01/2036	149,967
150,000	4.000		05/01/2041	143,810
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)
300,000	5.000	(d)	02/01/2034	306,863
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
900,000	5.000	(d)	10/01/2029	923,813
2,500,000	5.000	(d)	10/01/2039	2,529,541
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
265,000	4.000		11/01/2029	264,998
400,000	5.000		11/01/2039	400,119
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000	5.000		06/01/2049	325,099
350,000	5.000		06/01/2054	350,075
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
750,000	5.000		09/01/2052	767,065

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (Baa3/NR)
$790,000	5.000%		11/01/2049	$790,032
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools, Inc. Series 2024A (NR/BB)
1,900,000	5.500	(d)	04/01/2044	1,993,128
Colorado Health Facilities Authority (NR/A+)
1,275,000	5.000		11/01/2024	1,276,520
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,040,000	6.000		07/01/2036	3,071,532
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
1,925,000	6.000		07/01/2031	1,957,817
Colorado Health Facilities Authority Hospital RB for Parkview Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000	5.000	(e)	09/01/2026	19,176,761
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
3,560,000	5.000		08/01/2025	3,618,970
1,275,000	5.000		08/01/2026	1,326,664
1,575,000	5.000		08/01/2027	1,673,230
5,000,000	5.000		08/01/2036	5,341,114
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
325,000	5.000		08/01/2025	330,384
3,000,000	5.000		08/01/2037	3,200,366
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
6,400,000	5.500		11/01/2047	7,199,776
8,000,000	5.250		11/01/2052	8,737,191
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
12,405,000	5.000		12/01/2039	14,066,898
Colorado Health Facilities Authority RB for Intermountain Healthcare, Inc. Series 2022 E (Aa1/AA+/A-1+)
40,080,000	4.050	(a)(b)	05/15/2062	40,080,000
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000	4.000	(e)	09/01/2050	1,949,412
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543	5.000	(b)	07/01/2057	17,065,038
Colorado Health Facilities Authority RB for Series Intermount Health Series 2024E (Aa1/AA+/A-1+)
16,590,000	3.800	(a)(b)	05/15/2064	16,590,000
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
3,900,000	4.000		11/15/2043	3,887,885
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
1,125,000	5.000		08/01/2035	1,204,819
6,010,000	4.000		08/01/2044	5,842,936

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
$145,000	5.000%		08/01/2035	$155,288
3,350,000	5.000		08/01/2038	3,561,639
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)
1,150,000	5.000	(e)	06/01/2027	1,226,219
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,730,000	4.000		11/01/2039	1,733,994
12,310,000	5.000		11/01/2039	13,233,596
6,105,000	5.000		11/01/2044	6,445,051
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
3,495,000	4.000		08/01/2049	3,328,506
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A3/A-)
8,500,000	5.000	(a)(b)	08/01/2049	8,542,441
Colorado Health Facilities Authority Revenue Refunding Bonds Series 2019A Scl Health System (Aa1/AA+)
4,000,000	4.000		01/01/2037	4,079,193
Colorado Housing and Finance Authority Multifamily Housing RB for The Reserves at Eagle Point Project Series 2024 (Aaa/NR)
2,350,000	3.500	(a)(b)	11/01/2043	2,368,387
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000	5.000	(e)	03/01/2028	8,897,594
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds Series 2017 C (ST HGR ED INTERCEPT PROG) (Aa2/AA)
6,100,000	5.000		03/01/2043	6,375,802
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250		12/01/2051	736,644
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,454,000	4.000		12/01/2029	3,369,335
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
889,000	5.000		12/01/2039	891,223
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR)
740,000	5.000	(d)	12/01/2029	686,161
1,940,000	5.500	(d)	12/01/2039	1,730,161
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)
2,485,000	5.000	(d)	12/01/2029	2,304,203
3,105,000	5.500	(d)	12/01/2039	2,769,149
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/BB-)
27,295,000	5.000		10/01/2032	27,302,891
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)
5,505,000	5.000	(d)	12/01/2027	5,773,420

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
$1,460,000	5.000%		12/01/2033	$1,495,764
Denver Convention Center Hotel Authority Convention Center Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000	5.000		12/01/2035	2,420,830
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000		12/01/2030	657,855
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
300,000	5.000		12/01/2031	307,891
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
765,000	5.000		12/01/2024	766,006
425,000	5.000		12/01/2032	443,511
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
4,760,000	5.000	(d)	12/01/2024	4,766,259
4,995,000	5.000	(d)	12/01/2025	5,078,741
1,000,000	5.000	(d)	12/01/2034	1,032,136
1,675,000	4.000	(d)	12/01/2035	1,603,029
2,000,000	4.000	(d)	12/01/2036	1,892,771
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000	5.000		12/01/2030	126,084
Denver Health and Hospital Authority Colorado Healthcare RB Series 2019A (NR/BBB)
2,255,000	5.000		12/01/2031	2,361,178
475,000	5.000		12/01/2032	497,027
1,360,000	5.000		12/01/2033	1,418,466
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)
4,255,000	5.250	(d)	12/01/2039	4,307,509
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A1/AA)
1,500,000	0.000	(g)	09/01/2035	1,024,615
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000	0.000	(g)	09/01/2040	3,153,682
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
2,800,000	5.550	(d)	12/01/2047	2,910,842
First Creek Village Metropolitan District GO Bonds Series 2019 A (Baa3/NR)
20,000	3.000		12/01/2029	19,314
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000	3.750		12/01/2034	504,381
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
648,000	4.000		12/01/2031	609,038
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
725,000	5.000		12/01/2041	688,602
1,550,000	5.000		12/01/2051	1,419,309
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
878,000	5.000		12/01/2039	880,998
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,065,000	5.500	(d)(e)	06/01/2025	1,079,421

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
$9,731,000	4.250%		12/01/2046	$9,036,803
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000		12/01/2039	1,382,292
1,000,000	5.000		12/01/2049	1,000,310
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,184,000	5.750		12/01/2050	1,197,686
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,105,000	6.500		12/01/2042	1,137,607
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000		12/01/2039	1,390,212
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500		12/01/2041	2,397,653
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,450,000	7.000		12/01/2052	2,557,891
Nine Mile Metropolitan District In The Town of Erie Boulder County RB Series 2020 (NR/NR)
1,000,000	5.125		12/01/2040	1,018,591
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500		12/01/2048	503,276
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
175,000	4.000		12/01/2024	174,980
100,000	4.000		12/01/2025	100,601
315,000	4.000		12/01/2026	320,643
290,000	4.000		12/01/2029	297,092
205,000	4.000		12/01/2030	208,059
225,000	4.000		12/01/2031	226,611
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000		12/01/2040	926,669
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
646,000	5.000		12/01/2049	642,581
Poudre Heights Valley Metropolitan District In The Town of Windsor Weld County Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
975,000	5.500	(c)	12/01/2054	977,584
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A1/A-)
2,000,000	6.250		11/15/2028	2,116,894
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000		12/01/2039	5,006,694
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,250,000	4.000		12/01/2036	1,222,296
2,000,000	4.000		12/01/2041	1,860,008
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
893,000	5.000		12/01/2049	883,248

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
$715,000	5.000%		01/15/2029	$770,463
400,000	5.000		07/15/2029	434,232
500,000	5.000		01/15/2030	545,766
350,000	5.000		07/15/2030	383,749
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
500,000	5.000		07/15/2027	525,877
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000		12/01/2049	846,703
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000		12/01/2039	2,882,188
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)
2,080,000	5.000	(d)	12/01/2040	2,100,703
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,235,000	5.000		12/01/2049	1,240,024
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
375,000	4.000		12/01/2032	390,989
220,000	4.000		12/01/2034	227,259
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500		12/01/2048	439,423
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
1,000,000	5.000		12/01/2037	1,012,575
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
100,000	3.500		12/01/2027	98,758
115,000	5.000		12/01/2037	116,446
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017A-1 (Ba1/NR)
325,000	5.000		12/01/2047	326,778
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000		12/01/2037	1,004,241
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A2/NR)
350,000	5.000		12/01/2032	368,494
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,805,000	3.750		12/01/2040	1,664,774
The Lakes At Centerra Metropolitan District No.2 In The City of Loveland Colorado Limited Tax GO Refunding Bonds Series 2024A (AGM) (NR/AA)
5,300,000	4.500		12/01/2054	5,446,528
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
850,000	4.150		12/01/2030	844,382
Trails At Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
1,575,000	4.000		12/01/2044	1,582,892
4,750,000	4.250		12/01/2054	4,743,733

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

University of Colorado Hospital Authority Refunding RB Series 2018B Series 2018C (Aa2/AA/A-1+)
$18,655,000	3.800	%(a)(b)	11/15/2035	$18,655,000
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000		12/01/2026	204,050
205,000	5.000		12/01/2027	218,533
210,000	5.000		12/01/2028	227,490
210,000	5.000		12/01/2029	231,044
215,000	5.000		12/01/2030	236,595
230,000	5.000		12/01/2031	252,340
250,000	5.000		12/01/2032	273,592
255,000	5.000		12/01/2033	278,547
285,000	5.000		12/01/2034	310,478
100,000	5.000		12/01/2035	108,554
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
135,000	5.000		12/15/2026	139,587
125,000	5.000		12/15/2028	129,234
125,000	5.000		12/15/2029	129,234
125,000	5.000		12/15/2030	129,225
135,000	5.000		12/15/2031	139,551
160,000	5.000		12/15/2032	165,391
Vauxmont Metropolitan District Senior LT GO Special Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
200,000	5.000		12/01/2024	200,441
180,000	5.000		12/01/2025	184,241
Vauxmont Metropolitan District Subordinate LT GO Special Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000	5.000		12/15/2025	128,196
Village Metropolitan District No. 2 Limited Tax GO and Special RB Series 2019 (NR/NR)
1,194,000	4.375		12/01/2044	1,192,091
Weld County School District No. Re-4 In Weld County, Colorado GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250		12/01/2041	7,216,356
West Meadow Metropolitan District Town of Fraser, Grand County, Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000	6.000	(d)	12/01/2038	1,051,441
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,000,000	5.000		12/01/2040	933,873
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)
595,000	5.000	(e)	12/01/2024	614,300
Wildwing Metropolitan District No. 5 In the Town of Timnath Larimer County Colorado LT Go Refunding and Improvement Bonds Series 2024 (AGM) (NR/AA)
700,000	4.500		12/01/2053	723,329

				512,158,325

Connecticut - 0.8%

City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000	5.000		08/01/2027	855,312
1,615,000	5.000		08/01/2028	1,718,359
900,000	5.500		08/01/2029	977,798
725,000	5.500		08/01/2031	781,021
500,000	5.500		08/01/2032	538,574

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)

City of New Haven GO Bonds Series 2018 A (NR/A-) – (continued)
$405,000	5.500%		08/01/2033	$435,458
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A1/AA)
1,050,000	5.000		02/01/2028	1,121,712
City of New Haven GO Refunding Bonds Series B (AGM) (A1/AA)
450,000	5.000		02/01/2030	494,826
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)
1,500,000	11.000	(d)	12/01/2027	1,770,127
Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds 2024 Series D (Aaa/AAA/A-1+)
8,210,000	3.850	(a)(b)	11/15/2064	8,246,463
Connecticut State GO Bonds Series 2018 C (Aa3/AA-)
825,000	5.000		06/15/2028	901,203
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/AA-)
5,000,000	5.000		04/15/2028	5,442,277
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)
400,000	5.000	(d)	01/01/2030	401,940
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BB+)
575,000	5.000		07/01/2026	580,483
440,000	5.000		07/01/2027	446,702
530,000	5.000		07/01/2028	540,245
485,000	5.000		07/01/2029	495,808
875,000	5.000		07/01/2030	890,400
645,000	5.000		07/01/2031	653,610
575,000	5.000		07/01/2032	580,973
475,000	5.000		07/01/2033	478,733
450,000	5.000		07/01/2034	452,401
890,000	4.000		07/01/2039	768,439
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)
3,585,000	4.750	(d)	10/01/2048	3,540,295
Housing Authority of The City of Norwalk Multifamily Housing RB Wall Street Place Series 2024 (Aaa/NR)
4,000,000	3.050	(a)(b)	09/01/2058	4,022,576
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/B-)
3,750,000	7.000	(d)	02/01/2045	3,782,812
South Central Connecticut Regional Water Authority Water System RB Thirty-Sixth Series A-1 (Aa3/AA-)
265,000	4.000		08/01/2038	272,714
State of Connecticut GO Bonds 2020 Series A (Aa3/AA-)
5,000,000	4.000		01/15/2036	5,193,806
State of Connecticut GO Bonds Series 2018 (Aa3/AA-)
1,770,000	5.000		06/15/2027	1,891,094
755,000	5.000		06/15/2029	823,089
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/AA-)
135,000	5.000		04/15/2028	146,941
1,000,000	5.000		04/15/2035	1,090,163
1,000,000	5.000		04/15/2036	1,087,103
1,000,000	5.000		04/15/2039	1,076,785

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)

State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/AAA) (PUTABLE)
$15,000,000	1.100	%(a)(b)	07/01/2033	$14,843,778
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000	5.375		07/01/2052	2,217,188
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
2,400,000	5.000		07/01/2044	2,454,366
State of Connecticut Special Tax Obligation Refunding Bonds for Transportation Infrastructure Purposes 2022 Series B (Aa3/AA)
1,500,000	5.000		07/01/2025	1,524,406
State of Connecticut State Revolving Fund General RB (Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000	5.000		05/01/2032	4,162,196
State of Connecticut State Revolving Fund RB Series 2017 A (Aaa/AAA)
5,000,000	5.000		05/01/2036	5,236,757
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
480,000	4.000	(d)	04/01/2036	472,802
400,000	4.000	(d)	04/01/2041	375,544
West Haven GO Bonds Series 2017 A (Baa3/BBB+)
325,000	5.000		11/01/2025	332,011
325,000	5.000		11/01/2026	338,361
325,000	5.000		11/01/2027	343,941
West Haven GO Bonds Series 2017 B (Baa3/BBB+)
645,000	5.000		11/01/2024	645,706
240,000	5.000		11/01/2026	249,866

				85,697,164

Delaware - 0.3%

Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
370,000	3.000		06/01/2032	339,424
450,000	4.000		06/01/2042	409,831
Delaware Economic Development Authority Charter Schools RB Series 2021 (NR/BBB+)
1,425,000	4.000		09/01/2041	1,367,046
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
760,000	5.000		06/01/2026	780,601
600,000	5.000		06/01/2029	633,867
Delaware Health Facilities Authority Revenue Refunding Bonds for Christiana Care Health System Series 2020A (Aa2/AA+)
5,000,000	5.000		10/01/2040	5,315,950
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
295,000	4.000		08/01/2029	295,707
1,050,000	5.000		08/01/2039	1,070,811
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000		09/01/2030	538,750
1,550,000	5.000		09/01/2040	1,616,463
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000	5.000		05/01/2036	8,861,527

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)

Town of Bridgeville Delaware Special Obligation Bonds Heritage Shores Special Development District Series 2024 (NR/NR)
$1,535,000	5.625	%(d)	07/01/2053	$1,633,022
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
503,000	4.000		07/01/2025	502,585
548,000	4.000		07/01/2026	551,742
608,000	4.000		07/01/2027	615,226
2,020,000	4.000		07/01/2030	2,029,389

				26,561,941

District of Columbia - 0.9%

District of Columbia (Washington, D.C.) Income Tax Secured RB, Series 2023A (Tax-Exempt) (Aa1/AAA)
3,425,000	5.250		05/01/2048	3,841,543
District of Columbia GO Refunding Bonds Series 2017 A (Aaa/ AA+)
10,000,000	5.000		06/01/2035	10,500,481
District of Columbia Housing Finance Agency Collateralized Multifamily Housing RB One Hawaii Avenue Project Series 2024 (Aaa/NR)
3,275,000	3.650	(a)(b)	07/01/2028	3,328,098
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2015A (NR/AA-)
12,000,000	5.000		10/01/2034	12,003,198
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000	5.500		02/28/2037	2,059,430
District of Columbia RB for International School Series 2019 (NR/ BBB)
860,000	5.000		07/01/2039	898,055
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
2,550,000	4.000		07/01/2039	2,533,782
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds. Series 2024B (NR/NR)
2,400,000	0.000	(d)(i)	06/01/2041	1,460,959
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
2,875,000	3.000	(a)(b)	10/01/2057	2,880,979
Metro Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,815,000	5.000		10/01/2032	5,888,971
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (Aa3/AA-)
7,500,000	5.000		10/01/2043	7,736,600
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000	5.000		10/01/2033	6,721,296
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000	5.000		10/01/2029	1,741,571
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
1,100,000	5.000		10/01/2026	1,137,280
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,060,000	5.000		10/01/2031	1,146,182

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)

Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A) – (continued)
$395,000	5.000%	10/01/2033	$425,916
3,025,000	5.000	10/01/2035	3,251,013
1,000,000	5.000	10/01/2037	1,069,664
2,065,000	5.000	10/01/2039	2,194,621
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
925,000	5.000	10/01/2047	964,319
1,550,000	4.000	10/01/2053	1,471,978
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
2,130,000	3.000	10/01/2050	1,687,991
2,960,000	4.000	10/01/2053	2,842,560
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
13,315,000	4.000	10/01/2049	12,860,130
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (Aa3/AA-)
1,325,000	5.000	10/01/2035	1,340,163

			91,986,780

Florida - 11.9%

Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
915,000	5.375	06/15/2042	949,548
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
4,990,000	3.250	05/01/2036	4,674,476
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
240,000	4.000	05/01/2025	240,104
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
210,000	4.500	05/01/2029	213,454
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
165,000	2.875	05/01/2025	163,559
1,725,000	4.000	05/01/2051	1,487,685
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,420,000	3.625	05/01/2040	1,224,869
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/NR)
2,250,000	4.000	10/01/2040	2,119,719
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
370,000	3.000	05/01/2025	366,252
380,000	3.000	05/01/2026	375,026
395,000	3.125	05/01/2027	391,697
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
100,000	4.250	05/01/2027	100,510
280,000	4.750	05/01/2036	281,532

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Antillia Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
$500,000	5.000%		05/01/2031	$507,002
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
525,000	4.500		05/01/2030	534,597
1,000,000	5.400		05/01/2043	1,050,713
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
175,000	3.600		05/01/2029	173,317
305,000	4.000		05/01/2036	296,699
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
70,000	3.125		11/01/2024	69,961
990,000	3.500		11/01/2030	951,377
1,705,000	4.000		11/01/2040	1,581,499
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)
630,000	4.550	(d)	05/01/2029	640,935
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
700,000	5.125		06/15/2043	721,242
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2024 Assessment Area Four Project (NR/NR)
810,000	5.375		05/01/2044	842,919
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
205,000	2.500	(d)	05/01/2026	200,523
500,000	3.000	(d)	05/01/2031	470,357
425,000	3.200	(d)	05/01/2041	356,869
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
105,000	2.500	(d)	05/01/2026	102,707
315,000	3.000	(d)	05/01/2031	296,325
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
35,000	3.350		11/01/2024	34,988
200,000	3.700		11/01/2029	198,803
695,000	4.125		11/01/2039	672,326
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
95,000	5.000		05/01/2028	97,254
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000		05/01/2032	186,723
220,000	3.375		05/01/2041	186,558
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
265,000	5.375		05/01/2028	273,347
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
85,000	2.250		05/01/2026	82,832

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR) – (continued)
$435,000	2.750%		05/01/2031	$404,110
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
500,000	5.500		05/01/2042	528,016
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
115,000	2.500	(d)	05/01/2025	114,196
320,000	3.250	(d)	05/01/2030	316,775
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
180,000	3.000		05/01/2025	178,425
190,000	3.000		05/01/2026	187,454
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
645,000	4.500		05/01/2030	656,762
1,125,000	5.375		05/01/2043	1,158,270
Aventura Isles Community Development District Miami-Dade County Special Assessment Refunding Bonds, Series 2024 (NR/NR)
1,110,000	5.000		05/01/2043	1,135,443
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)
450,000	4.000	(d)	06/01/2030	450,210
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
105,000	2.500		05/01/2025	104,178
285,000	3.000		05/01/2030	276,758
775,000	4.000		05/01/2040	756,923
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
165,000	2.500		05/01/2025	163,708
250,000	3.000		05/01/2030	241,502
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
55,000	2.500		05/01/2025	54,569
145,000	3.000		05/01/2030	140,079
385,000	4.000		05/01/2040	376,020
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
205,000	5.000		11/01/2031	207,351
100,000	5.250		11/01/2046	100,639
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)
70,000	4.000	(d)	11/01/2024	70,011
360,000	4.500	(d)	11/01/2029	367,558
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
2,000,000	4.250		05/01/2032	2,020,294
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
185,000	2.375		05/01/2026	180,373
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
35,000	4.500		11/01/2025	35,137

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
$175,000	5.000%	11/01/2036	$179,602
305,000	5.000	11/01/2048	306,285
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR/NR)
345,000	3.300	05/01/2032	330,081
1,370,000	4.000	05/01/2042	1,264,976
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A)
445,000	4.250	05/01/2029	447,714
460,000	4.500	05/01/2035	461,053
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
155,000	4.500	05/01/2025	155,586
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
90,000	3.000	05/01/2025	89,202
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
340,000	3.500	05/01/2025	338,997
350,000	3.500	05/01/2026	349,817
365,000	3.500	05/01/2027	365,391
Bella Collina Community Development District Special Assessment Bonds Series 2024 (NR/NR)
685,000	5.000	05/01/2044	687,080
915,000	5.300	05/01/2055	919,791
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
170,000	3.000	11/01/2025	167,160
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
215,000	2.625	05/01/2025	213,383
1,075,000	3.250	05/01/2030	1,041,816
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
130,000	2.500	12/15/2025	128,152
325,000	3.125	12/15/2030	315,172
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,130,000	5.500	05/01/2043	1,184,633
Berry Bay II Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
340,000	4.450	05/01/2031	341,324
620,000	5.200	05/01/2044	625,457
1,000,000	5.450	05/01/2054	1,007,074
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
25,000	3.000	06/15/2025	24,828
465,000	3.250	06/15/2030	443,907
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	06/15/2032	990,972
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
180,000	2.500	05/01/2026	175,526
455,000	3.000	05/01/2031	422,012

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$85,000	2.875%	05/01/2025	$84,369
1,130,000	3.250	05/01/2031	1,071,545
500,000	3.625	05/01/2040	439,239
Bradbury Community Development District City of Haines City, Florida Special Assessment Bonds, Series 2023 (NR/NR)
655,000	4.375	05/01/2030	663,156
Bridgewalk Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000	6.250	12/15/2043	753,943
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000	3.000	06/15/2032	365,532
1,095,000	3.250	06/15/2042	891,148
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,000,000	4.000	05/01/2042	908,922
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
210,000	2.375	05/01/2026	204,845
475,000	2.850	05/01/2031	437,238
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
205,000	4.375	05/01/2027	206,358
350,000	4.750	05/01/2032	359,112
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000	5.000	09/01/2037	1,092,372
1,050,000	5.000	09/01/2038	1,133,713
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000	4.000	09/01/2039	3,545,872
4,700,000	4.000	09/01/2049	4,461,060
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000	4.000	09/01/2044	1,700,563
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000	5.250	09/01/2047	5,333,613
3,000,000	5.500	09/01/2052	3,265,255
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
250,000	4.750	05/01/2027	251,841
400,000	5.250	05/01/2032	413,311
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2024 (NR/NR)
600,000	4.700	05/01/2031	605,796
450,000	5.600	05/01/2044	459,556
Buena Lago Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
750,000	5.250	05/01/2044	760,971
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
665,000	5.250	05/01/2042	697,447
Caldera Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
375,000	4.300	05/01/2031	376,505
725,000	5.000	05/01/2044	733,994

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$50,000	3.250%		12/15/2024	$49,929
1,280,000	3.500		12/15/2030	1,229,400
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000	6.125	(d)	06/15/2044	311,726
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
28,215,000	5.250	(d)	12/01/2058	28,601,294
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
610,000	4.000	(d)	07/01/2041	550,190
760,000	4.000	(d)	07/01/2051	634,643
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)
230,000	3.250	(d)	06/01/2031	210,656
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba2/NR)
320,000	3.000	(d)	12/15/2029	301,975
645,000	5.000	(d)	12/15/2039	653,049
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
900,000	4.000	(d)	12/01/2028	902,751
1,375,000	5.250	(d)	12/01/2043	1,410,597
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)
880,000	4.500	(d)	01/01/2035	889,507
Capital Trust Authority Educational Facilities Lease RB for Seaside Community Charter School Project Series A (Baa3/NR)
505,000	5.000		06/15/2034	534,358
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/BB)
2,500,000	6.000	(d)	05/01/2043	2,566,073
2,500,000	6.250	(d)	05/01/2048	2,572,348
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
2,725,000	12.000	(c)(d)	10/03/2029	2,724,992
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
558,000	4.250		05/01/2031	559,170
Caymas Community Development District Capital Improvement RB, Series 2024 (Assessment Area One) (NR/NR)
800,000	5.300		05/01/2044	815,351
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
70,000	2.250		05/01/2026	68,454
Center Lake Ranch West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
1,500,000	5.750		05/01/2043	1,580,635
Central Parc Community Development District City Of North Port Florida Special Assessment RB Series 2024 (NR/NR)
380,000	4.900		05/01/2031	383,159
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
110,000	3.500		11/01/2025	109,196
115,000	3.500		11/01/2026	114,566

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
$250,000	3.000%		05/01/2025	$247,618
255,000	3.000		05/01/2026	251,584
630,000	4.250		05/01/2037	615,672
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)
34,000	3.875	(d)	11/01/2024	33,997
189,000	4.200	(d)	11/01/2029	190,775
750,000	5.000	(d)	11/01/2049	753,830
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
30,000	3.000		05/01/2025	29,723
625,000	3.375		05/01/2031	592,813
590,000	3.750		05/01/2040	526,063
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.400		05/01/2026	97,548
650,000	2.875		05/01/2031	598,692
740,000	3.350		05/01/2041	620,849
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
125,000	2.500	(d)	05/01/2026	122,163
190,000	3.000	(d)	05/01/2031	176,606
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
120,000	2.625	(d)	05/01/2025	118,995
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
360,000	3.750		05/01/2030	351,485
975,000	4.250		05/01/2040	930,625
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,430,000	3.250		05/01/2041	1,176,278
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (NR/NR)
1,250,000	5.500	(d)	10/01/2036	1,266,797
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)
800,000	5.000	(d)	10/01/2029	828,432
1,000,000	5.000	(d)	10/01/2034	1,024,322
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,000,000	4.000		10/01/2034	1,005,829
City of Fort Lauderdale, Florida Series 2023B (Prospect Lake Water Treatment Plant Project) (Aa1/AA+)
17,250,000	5.500		09/01/2053	19,604,927
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
2,000,000	5.125		06/01/2042	2,071,049
950,000	5.250		06/01/2052	976,498
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,425,000	3.250		09/01/2025	1,417,467
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A)
900,000	4.000		07/01/2038	913,719
750,000	5.000		07/01/2040	804,800

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
$415,000	5.000%		01/01/2037	$421,887
1,485,000	5.000		01/01/2047	1,449,434
1,395,000	5.000		01/01/2052	1,334,519
City of West Palm Beach Utility System RB Series 2017 A (Aa2/
AA+)
15,000,000	5.000		10/01/2042	15,586,151
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A1/AA)
5,000,000	0.000	(i)	05/01/2038	4,960,570
Coco Palms Community Development District Special Assessment
Bonds Expansion Area Project Series 2019 (NR/NR)
295,000	4.000	(d)	06/15/2029	295,945
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
585,000	5.375		05/01/2036	585,718
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
615,000	5.750		05/01/2042	652,652
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
925,000	2.750		05/01/2025	916,260
915,000	3.000		05/01/2026	902,882
980,000	3.200		05/01/2027	968,700
1,015,000	3.250		05/01/2028	1,007,211
1,500,000	3.750		05/01/2046	1,345,577
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,580,000	5.250		06/15/2043	1,654,576
Cope’s Landing Community Development District Capital Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000	5.750		05/01/2043	1,302,415
Cope’s Landing Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
330,000	4.400		05/01/2031	330,718
475,000	5.150		05/01/2044	478,579
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
45,000	3.200		12/15/2024	44,954
600,000	3.500		12/15/2029	590,818
325,000	4.000		12/15/2039	304,235
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
315,000	4.750		05/01/2032	322,383
250,000	5.500		05/01/2042	258,191
Coral Bay of Lee County Community Development District Lee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
645,000	4.700		05/01/2031	650,801
1,045,000	5.250		05/01/2044	1,065,079
Coral Creek Community Development District Special Assessment RB for Charlotte County Project Series 2024 (NR/NR)
1,470,000	4.600		05/01/2031	1,491,363

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$55,000	2.750%		05/01/2025	$54,610
Coral Lakes Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
505,000	4.625		11/01/2031	513,236
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000		05/01/2031	902,941
820,000	3.000		05/01/2037	721,734
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
675,000	5.100		05/01/2043	688,353
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
350,000	4.500	(d)	11/01/2028	353,308
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB+)
138,000	3.500		05/01/2025	137,294
143,000	3.625		05/01/2026	143,133
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
210,000	3.500		05/01/2025	209,452
210,000	4.125		05/01/2035	210,381
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (A1/A)
1,610,000	4.000		09/01/2036	1,633,806
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000	4.000		10/01/2044	4,360,772
6,000,000	5.000		10/01/2044	6,206,034
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
475,000	5.000		10/01/2027	494,709
525,000	5.000		10/01/2028	553,543
450,000	5.000		10/01/2029	480,601
770,000	5.000		10/01/2030	822,328
415,000	5.000		10/01/2032	442,742
350,000	5.000		10/01/2033	373,315
405,000	5.000		10/01/2034	431,826
435,000	5.000		10/01/2035	463,423
600,000	5.000		10/01/2036	637,967
525,000	5.000		10/01/2037	556,741
805,000	5.000		10/01/2038	850,885
1,000,000	5.000		10/01/2039	1,054,771
3,160,000	5.000		10/01/2049	3,284,319
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)
155,000	0.000	(g)	10/01/2025	148,905
275,000	0.000	(g)	10/01/2026	254,271
360,000	0.000	(g)	10/01/2027	320,911
500,000	0.000	(g)	10/01/2028	429,056
700,000	0.000	(g)	10/01/2029	576,859
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)
120,000	3.875	(d)	11/01/2024	119,989
740,000	4.250	(d)	11/01/2030	744,758

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)
$100,000	3.125	%(d)	11/01/2030	$93,473
Creekview Community Development District Special Assessment RB for Phase 2 Project Series 2024 (NR/NR)
870,000	4.600	(d)	05/01/2031	872,351
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
285,000	3.875		05/01/2027	284,913
615,000	4.250		05/01/2032	621,547
1,770,000	4.625		05/01/2042	1,773,796
Cresswind Deland Community Development District City of Deland Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
545,000	4.700		05/01/2031	550,536
945,000	5.375		05/01/2044	959,219
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,000,000	4.250		05/01/2042	1,932,461
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,035,000	5.125		05/01/2043	1,065,339
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
800,000	5.350		05/01/2044	811,084
Crosswinds East Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2024 (NR/NR)
245,000	4.500		05/01/2031	245,981
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
95,000	2.250		05/01/2026	92,790
400,000	2.700		05/01/2031	373,479
Cypress Bay West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/NR)
590,000	4.625		05/01/2030	599,707
600,000	5.250		05/01/2043	618,558
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000	5.000		05/01/2053	965,185
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
145,000	2.625		06/15/2025	143,621
615,000	3.000		06/15/2031	572,629
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
55,000	2.625	(d)	05/01/2025	54,588
295,000	3.250	(d)	05/01/2030	281,979
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
135,000	4.375		05/01/2027	135,475
350,000	4.750		05/01/2032	357,673
450,000	5.000		05/01/2042	453,063
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
730,000	4.500	(d)	11/01/2028	739,764

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
$2,280,000	5.400%		05/01/2039	$2,408,565
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
1,095,000	5.250		05/01/2043	1,130,429
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,665,000	5.300		05/01/2039	1,721,572
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
435,000	4.125		05/01/2030	439,746
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.250		05/01/2030	149,602
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,545,000	4.600	(d)	05/01/2028	1,568,439
745,000	4.250	(d)	12/15/2028	748,842
2,395,000	4.750	(d)	12/15/2038	2,431,956
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750		05/01/2034	695,746
955,000	4.000		05/01/2037	965,581
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
150,000	2.375	(d)	05/01/2026	146,886
470,000	3.000	(d)	05/01/2032	451,444
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000	4.500		05/01/2032	180,612
500,000	5.125		05/01/2042	517,983
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
75,000	4.375		05/01/2027	75,563
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)
60,000	3.000	(d)	05/01/2025	59,676
440,000	3.625	(d)	05/01/2031	423,655
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
45,000	2.500		05/01/2026	43,974
230,000	3.000		05/01/2031	213,912
385,000	3.300		05/01/2041	321,211
East 547 Community Development District Special Assessment Bond for Assessment Area Two Project Series 2023 (NR/NR)
650,000	6.250		05/01/2043	700,182
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
205,000	2.250		05/01/2026	200,077
460,000	3.000		05/01/2032	439,184
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
50,000	3.750		11/01/2024	49,996

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
$280,000	4.125%		11/01/2029	$282,052
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
270,000	3.250		05/01/2027	267,934
530,000	3.625		05/01/2032	520,021
780,000	4.000		05/01/2042	725,022
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
35,000	2.750		05/01/2025	34,796
110,000	3.250		05/01/2030	108,270
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
195,000	2.500		05/01/2026	190,519
700,000	3.100		05/01/2031	656,602
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
650,000	3.000		05/01/2027	632,304
1,865,000	3.375		05/01/2032	1,769,461
1,870,000	4.000		05/01/2042	1,712,485
Edgewater West Community Development District Special Assessment RB for Assessment Area One Series 2024 (NR/NR)
2,000,000	5.250	(c)	05/01/2044	2,006,250
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)
430,000	3.000	(d)	05/01/2030	403,735
Entrada Community Development District Capital Improvement RB Series 2023 (NR/NR)
620,000	4.875		05/01/2033	645,536
400,000	5.600		05/01/2043	424,390
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)
375,000	2.625	(d)	05/01/2031	352,481
1,860,000	3.125	(d)	05/01/2041	1,654,610
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR)
125,000	2.450		11/01/2026	121,246
245,000	3.100		11/01/2031	227,914
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
85,000	2.500		05/01/2026	82,958
315,000	3.000		05/01/2031	292,597
320,000	3.500		05/01/2041	271,324
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
3,705,000	4.000		08/15/2045	3,443,704
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000	5.000		08/15/2031	1,456,030
3,140,000	5.000		08/15/2032	3,353,680
355,000	5.000		08/15/2033	378,584
2,045,000	5.000		08/15/2034	2,167,826
2,595,000	5.000		08/15/2035	2,752,056
9,500,000	5.000		08/15/2036	10,027,580
4,080,000	5.000		08/15/2040	4,227,947

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (Baa2/BBB) (PUTABLE)
$400,000	2.000	%(a)(b)	11/01/2033	$400,000
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
465,000	3.250		11/01/2025	461,855
1,375,000	3.625		11/01/2030	1,325,057
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)
70,000	4.125	(d)	11/01/2024	70,007
445,000	4.250	(d)	11/01/2029	449,606
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
850,000	4.400		06/15/2031	861,146
Everlands II Community Development District Special Assessment Bonds Series 2024 (NR/NR)
900,000	4.600		06/15/2031	905,552
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
1,000,000	4.000		05/01/2052	853,863
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	2.625		05/01/2026	685,439
1,220,000	3.125		05/01/2031	1,140,006
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
1,575,000	4.250		05/01/2029	1,591,902
3,020,000	5.000		05/01/2035	3,119,683
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500		05/01/2030	342,097
165,000	4.000		05/01/2040	152,958
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750		11/01/2035	1,265,718
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
1,125,000	5.250		06/01/2044	1,200,711
1,025,000	5.250		06/01/2049	1,079,690
3,010,000	5.250		06/01/2054	3,145,746
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
1,265,000	5.000	(d)	07/01/2032	1,246,950
3,000,000	5.375	(d)	07/01/2042	2,897,619
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000	5.000	(d)	10/01/2042	2,028,687
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/BBB-)
6,700,000	5.250		07/01/2047	6,917,966
9,000,000	5.500		07/01/2053	9,423,426

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
$46,640,000	12.000	%(a)(b)(d)	07/15/2032	$49,728,048
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
30,000,000	5.000		07/01/2044	31,595,262
12,400,000	5.250		07/01/2047	13,234,050
23,000,000	5.250		07/01/2053	24,308,277
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Expansion Project Series 2024A (NR/NR)
10,750,000	8.250	(a)(b)(d)	07/01/2057	11,071,606
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
1,280,000	4.000	(d)	06/01/2030	1,140,295
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)
425,000	4.000	(d)	12/15/2029	426,453
725,000	5.000	(d)	12/15/2034	751,890
770,000	5.000	(d)	12/15/2039	791,695
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,670,000	5.125	(d)	06/01/2040	1,692,239
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
320,000	4.000		07/01/2035	320,575
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
405,000	4.000		06/01/2030	390,525
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	(d)	06/01/2031	289,026
200,000	5.000	(d)	06/01/2035	209,146
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
630,000	4.000	(d)	06/30/2036	552,237
660,000	4.000	(d)	06/30/2041	536,084
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
415,000	4.000	(d)	06/01/2026	408,874
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A3/A-)
300,000	5.000		04/01/2027	316,080
250,000	5.000		04/01/2029	272,342
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)
470,000	4.000	(d)	09/15/2030	456,747
1,050,000	5.000	(d)	09/15/2040	1,029,398
Florida Development Finance Corp. Student Housing RB Senior Series 2024A-1 (NR/NR)
1,600,000	5.000	(d)	06/01/2044	1,649,265
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (NR/BBB-)
350,000	5.000		10/01/2024	350,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)
$2,000,000	4.500	%(d)	06/01/2033	$2,019,332
250,000	4.750	(d)	06/01/2038	250,817
4,500,000	5.000	(d)	06/01/2048	4,446,774
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000	5.000		03/01/2044	2,035,772
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
2,750,000	5.000		03/01/2047	2,774,144
Florida Housing Finance Corp. Multifamily Mortgage RB for Brownsville Transit Village V 2024 Series B (GNMA COLL) (NR/AA+) (PUTABLE)
1,445,000	3.350	(a)(b)	10/01/2027	1,451,086
Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (A2/A)
8,795,000	5.000		09/01/2025	8,861,996
4,530,000	5.000		09/01/2026	4,662,845
3,305,000	5.000		09/01/2027	3,437,817
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,535,000	4.875		11/01/2037	1,548,797
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000		11/01/2028	200,658
1,065,000	5.000		11/01/2038	1,088,445
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
95,000	3.350		11/01/2024	94,944
1,785,000	4.125		11/01/2039	1,696,343
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750		11/01/2039	419,133
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)
180,000	2.625	(d)	05/01/2025	178,698
495,000	3.250	(d)	05/01/2030	483,367
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area One Series 2024-1 (NR/NR)
525,000	5.650		05/01/2054	531,831
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area Two Series 2024-2 (NR/NR)
270,000	5.000		05/01/2031	271,442
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950		05/01/2031	565,742
1,595,000	3.350		05/01/2041	1,324,939
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
360,000	4.250		05/01/2026	361,982
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
285,000	3.250		05/01/2025	283,884
1,355,000	4.000		05/01/2030	1,349,487

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
$100,000	3.750%	11/01/2024	$99,981
555,000	4.125	11/01/2029	558,867
1,195,000	4.750	11/01/2039	1,202,473
1,930,000	5.000	11/01/2050	1,937,362
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200	11/01/2031	200,998
500,000	3.500	11/01/2041	423,993
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
295,000	2.500	05/01/2026	288,329
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
515,000	4.650	05/01/2034	523,226
755,000	5.450	05/01/2044	774,591
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
990,000	5.000	11/15/2036	990,596
Grove Resort Community Development District Special Assessment RB Series 2022 (NR/NR)
170,000	3.300	05/01/2032	158,971
440,000	3.550	05/01/2042	374,271
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
55,000	3.000	11/01/2024	54,960
1,195,000	3.500	11/01/2030	1,159,568
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
250,000	3.875	05/01/2026	249,661
Hacienda North Community Development District Special Assessment RB Series 2023 (NR/NR)
1,650,000	6.300	05/01/2043	1,798,697
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
1,000,000	4.700	05/01/2031	1,011,721
Hammock oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
700,000	5.625	05/01/2043	732,700
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
900,000	5.850	05/01/2044	927,811
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
280,000	4.200	05/01/2027	280,965
435,000	4.400	05/01/2032	443,316
565,000	4.700	05/01/2042	559,954
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
110,000	2.625	05/01/2025	109,154
510,000	3.250	05/01/2030	495,256

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/ NR)
$85,000	2.375%	05/01/2026	$82,949
205,000	3.000	05/01/2031	191,020
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,880,000	3.300	05/01/2029	1,828,402
365,000	3.700	05/01/2033	348,135
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
1,140,000	3.300	05/01/2029	1,108,712
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
800,000	5.125	05/01/2043	828,024
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
265,000	4.000	05/01/2025	265,687
140,000	4.000	05/01/2026	141,707
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
35,000	3.250	11/01/2024	34,978
400,000	3.500	11/01/2030	384,136
1,000,000	3.875	11/01/2039	916,345
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	120,872
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
185,000	2.600	05/01/2026	180,944
435,000	3.200	05/01/2031	409,969
1,000,000	3.450	05/01/2041	861,765
Hawthorne Mill North Community Development District City of Lakeland Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
635,000	4.600	05/01/2031	638,672
1,000,000	5.200	05/01/2044	1,012,479
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
785,000	5.000	05/01/2034	819,893
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
225,000	4.000	05/01/2025	226,099
230,000	4.000	05/01/2026	234,474
240,000	4.000	05/01/2027	247,942
250,000	4.000	05/01/2028	258,867
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
625,000	3.625	05/01/2025	622,747
650,000	3.750	05/01/2026	649,165
1,005,000	4.200	05/01/2031	1,005,325
1,000,000	4.350	05/01/2036	1,000,099
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
365,000	2.500	05/01/2030	348,264
375,000	2.500	05/01/2031	351,850
300,000	3.000	05/01/2032	295,143
300,000	3.000	05/01/2033	293,777

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA) – (continued)
$245,000	3.000%		05/01/2034	$235,244
255,000	3.000		05/01/2035	243,769
260,000	3.000		05/01/2036	245,911
Hickory Tree Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
500,000	4.500		05/01/2031	502,203
1,000,000	5.150		05/01/2044	1,008,388
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB)
1,700,000	5.000		03/01/2039	1,361,296
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
60,000	2.875		05/01/2025	59,575
200,000	3.250		05/01/2031	188,307
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250		05/01/2031	131,815
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)
60,000	4.000	(d)	12/15/2024	60,015
550,000	4.250	(d)	12/15/2029	556,385
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
20,000	3.375		11/01/2025	19,924
220,000	3.875		11/01/2031	216,201
300,000	4.200		11/01/2039	286,900
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
295,000	4.875		11/01/2027	299,796
865,000	5.375		11/01/2037	886,800
775,000	5.500		11/01/2047	788,780
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
60,000	4.875		11/01/2027	60,969
335,000	5.500		11/01/2047	340,957
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000		11/01/2028	792,988
700,000	4.500		11/01/2038	697,516
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
345,000	3.000	(d)	05/01/2025	343,056
1,020,000	3.500	(d)	05/01/2031	980,211
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800		05/01/2031	229,980
1,000,000	3.200		05/01/2041	826,394

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Hills of Minneola Community Development District City of Minneola Florida Special Assessment RB Series 2024 (NR/NR)
$420,000	4.700%		05/01/2031	$426,005
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (NR/AA-)
6,275,000	5.000		10/01/2040	6,275,000
Hillsborough County Aviation Authority Tampa International Airport RB 2024 Series B (AMT) (Aa3/NR)
3,000,000	5.500		10/01/2049	3,379,994
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
800,000	5.600		05/01/2044	836,939
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
45,000	4.000		11/01/2025	45,030
165,000	4.500		11/01/2031	176,449
170,000	5.000		11/01/2041	183,572
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000		05/01/2031	692,712
933,000	3.000		05/01/2037	789,897
Housing Finance Authority of Broward County Multifamily Housing RB for Pinnacle 441 Phase 2 Series 2023 (Aaa/NR) (PUTABLE)
1,705,000	4.050	(a)(b)	09/01/2056	1,726,638
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (Aaa/NR)
3,685,000	3.250	(a)(b)	09/01/2042	3,702,765
Housing Finance Authority of Miami-Dade County Multifamily Housing RB for St. Mary Towers Apartments Series 2024 (HUD SECT 8) (Aaa/NR)
1,000,000	3.400	(a)(b)	04/01/2041	1,002,062
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
330,000	4.850		06/15/2031	332,932
1,040,000	5.375		06/15/2044	1,058,058
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
40,000	4.000	(d)	11/01/2024	40,000
210,000	5.000	(d)	11/01/2039	214,270
Island Lake Estates Community Development District 2023 Project Special Assessment Bonds Series 2023 (NR/NR)
1,360,000	5.750		12/15/2043	1,448,314
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)
1,175,000	4.500	(d)	05/01/2038	1,169,980
1,855,000	4.625	(d)	05/01/2048	1,777,954
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750		05/01/2031	611,264
765,000	3.125		05/01/2041	620,717
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One Project) (NR/NR)
915,000	6.000		11/01/2043	966,446

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
$55,000	2.625%		05/01/2025	$54,592
155,000	3.000		05/01/2030	149,588
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.125		05/01/2041	622,703
Kindred Community Development District II Special Assessment RB Series 2023 (NR/NR)
640,000	4.900		05/01/2033	667,316
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625		05/01/2037	1,004,588
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
155,000	2.750		06/15/2025	153,909
485,000	3.125		06/15/2030	475,482
375,000	4.000		06/15/2040	372,739
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600		06/15/2041	656,289
Knightsbridge Community Development District Special Assessment Bonds Series 2024 (NR/NR)
245,000	4.250	(d)	06/15/2031	246,747
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
200,000	4.500		05/01/2027	200,512
265,000	5.000		05/01/2032	268,788
770,000	5.500		05/01/2042	798,650
Lake Emma Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
545,000	4.500	(d)	05/01/2030	552,541
550,000	5.250	(d)	05/01/2043	568,184
Lake Harris Community Development District 2023 Project Area Special Assessment Bonds Series 2023 (NR/NR)
175,000	4.700		05/01/2030	178,295
Lake Hideaway Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
750,000	4.750		05/01/2031	756,451
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
355,000	3.500		05/01/2030	342,097
325,000	4.000		05/01/2035	317,127
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
625,000	5.625		05/01/2043	659,984
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
70,000	2.625		05/01/2026	68,544
125,000	3.200		05/01/2031	118,303
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
95,000	3.125		05/01/2025	94,626
370,000	3.400		05/01/2030	359,104
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)
225,000	2.500	(d)	05/01/2025	223,115

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
$225,000	3.250%		05/01/2029	$219,043
200,000	3.850		05/01/2039	185,854
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000		05/01/2030	444,077
750,000	3.500		05/01/2040	659,137
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
295,000	2.625		05/01/2031	269,397
1,000,000	3.100		05/01/2041	824,689
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
285,000	3.800		05/01/2029	282,920
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)
320,000	4.300	(d)	05/01/2027	323,517
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)
570,000	3.200	(d)	05/01/2029	559,015
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
220,000	3.800		05/01/2029	218,542
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
240,000	4.250		05/01/2025	240,675
1,605,000	4.875		05/01/2035	1,611,840
905,000	4.875		05/01/2045	905,868
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
515,000	4.625		05/01/2027	522,869
1,000,000	5.250		05/01/2037	1,023,733
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
870,000	4.250		05/01/2028	878,114
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,970,000	4.750		05/01/2029	2,018,912
2,250,000	5.300		05/01/2039	2,334,492
Lakewood Ranch Stewardship District Special Assessment RB for Taylor Ranch Project Series 2023 (NR/NR)
2,400,000	6.125		05/01/2043	2,584,659
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
120,000	4.250		05/01/2026	120,428
5,470,000	5.000		05/01/2036	5,544,399
3,945,000	5.125		05/01/2046	3,967,473
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000		05/01/2028	472,210
500,000	2.000		05/01/2029	463,811
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
425,000	3.000		05/01/2041	347,866

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment RB Series 2024 (NR/NR)
$485,000	5.300%		05/01/2044	$497,316
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)
135,000	2.500	(d)	05/01/2025	133,906
440,000	3.200	(d)	05/01/2030	421,460
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
275,000	3.875		05/01/2029	275,774
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)
560,000	4.125	(d)	11/01/2028	563,605
250,000	4.750	(d)	11/01/2048	245,610
Landings Community Development District City of Palm Coast Florida Special Assessment Bonds North Tract Series 2024 (NR/NR)
275,000	5.000		05/01/2031	277,851
1,025,000	5.500		05/01/2044	1,043,710
860,000	5.800		05/01/2055	876,838
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/AA-)
490,000	3.000		05/01/2025	485,163
500,000	3.000		05/01/2026	493,301
520,000	3.000		05/01/2027	511,996
535,000	3.000		05/01/2028	523,853
550,000	3.000		05/01/2029	536,326
1,605,000	3.000		05/01/2035	1,458,748
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
535,000	3.375		05/01/2030	513,548
925,000	4.000		05/01/2038	874,376
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
235,000	4.375		05/01/2027	236,177
435,000	4.750		05/01/2032	445,491
370,000	5.000		05/01/2042	378,056
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A (NR/BBB+)
2,375,000	5.250		11/15/2044	2,605,696
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-1 (NR/BBB+)
1,850,000	4.750		11/15/2029	1,863,361
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
330,000	3.500		05/01/2025	329,120
340,000	3.500		05/01/2026	339,252
Lee Memorial Health System Hospital Revenue & Revenue Refunding Bonds 2019 Series A-2 (A2/A+)
4,590,000	5.000	(a)(b)	04/01/2033	4,671,168

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Liberty Cove Community Development District Special Assessment RB for Assessment Area One Project Series 2024 (NR/NR)
$1,000,000	5.375%		05/01/2044	$1,009,458
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
310,000	3.125		05/01/2025	308,161
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,210,000	5.000		05/01/2038	1,232,369
Longleaf Community Development District (NR/NR)
391,000	5.375		05/01/2030	391,268
Longleaf Community Development District Capital Improvement RB for Neighborhood 4 – Assessment Area Two Series 2024A (NR/NR)
700,000	5.200	(c)(d)	05/01/2044	701,603
Longleaf Community Development District Capital Improvement RB Series 2024 (NR/NR)
405,000	4.500	(d)	05/01/2031	411,279
LT Ranch Community Development District Capital Improvement RB Series 2022-1 (NR/NR)
100,000	5.300		05/01/2032	104,543
285,000	5.750		05/01/2042	301,064
460,000	5.900		05/01/2053	482,163
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
255,000	3.000		05/01/2025	253,716
975,000	3.400		05/01/2030	940,586
1,420,000	4.000		05/01/2040	1,357,108
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024 (NR/NR)
500,000	4.875		05/01/2031	506,593
315,000	5.700		05/01/2044	323,559
1,150,000	5.750		05/01/2044	1,181,962
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
530,000	3.250		05/01/2031	498,450
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
185,000	2.500		05/01/2026	180,659
700,000	3.125		05/01/2031	653,360
775,000	3.450		05/01/2041	655,663
LTC Ranch West Residential Community Development District Special Assessment Refunding RB for Assessment Area Four Project – Pod 2 Series 2024-Aa4 (NR/NR)
1,000,000	5.375		05/01/2044	1,013,775
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
290,000	4.000		05/01/2029	291,099
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	3.625		06/15/2030	857,833
Malabar Springs Community Development District Special Assessment Bonds for Assessment Area One Series 2024 (NR/NR)
500,000	4.500		05/01/2031	501,449

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$1,205,000	6.625	%(d)	05/01/2053	$1,343,656
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
350,000	4.000		05/01/2032	349,677
1,050,000	4.250		05/01/2042	994,307
Marion Ranch Community Development District Marion County Florida Special Assessment Bonds Series 2024 (NR/NR)
250,000	5.100		05/01/2031	253,435
450,000	5.700		05/01/2044	463,086
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,000,000	4.750	(d)	11/01/2029	1,022,730
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/A)
745,000	4.450		05/01/2030	745,420
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
505,000	3.000		05/01/2031	468,850
1,785,000	3.250		05/01/2041	1,471,881
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
750,000	5.400		05/01/2043	784,257
Miami Dade County Aviation Revenue Refunding Bonds Series 2015A (NR/A+)
30,000,000	5.000		10/01/2038	30,303,693
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
11,565,000	5.000		10/01/2040	11,860,199
Miami RB Refunding Parking System Series 2019 (BAM) (A1/AA)
1,000,000	4.000		10/01/2038	1,016,800
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
1,000,000	4.750		11/01/2027	1,019,793
850,000	5.125		11/01/2039	872,073
2,350,000	5.250		11/01/2049	2,402,541
Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (NR/A+)
2,225,000	5.000		10/01/2049	2,291,970
Miami-Dade County Aviation Revenue Refunding Bonds Series 2024A (AMT) (NR/A+)
3,130,000	5.000		10/01/2027	3,294,351
2,295,000	5.000		10/01/2028	2,452,576
Miami-Dade County Capital Asset Acquisition Special Obligation Bonds Series 2023A (Aa2/AA)
3,770,000	5.000		04/01/2045	4,114,824
9,810,000	5.000		04/01/2048	10,639,787
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
430,000	5.000	(d)	07/01/2037	446,350
670,000	5.250	(d)	07/01/2042	694,893
Miami-Dade County Seaport Revenue Refunding Bonds Series 2021A (AGM) (A3/AA)
10,000,000	4.000		10/01/2041	9,966,830

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Miami-Dade County Seaport Revenue Refunding Bonds, Series 2022A (AMT) (A3/NR)
$2,715,000	5.250%		10/01/2052	$2,909,282
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (BAM-TCRS) (Aa3/AA)
1,425,000	4.000		10/01/2051	1,402,741
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A (AMT) (A3/NR)
2,030,000	5.000		10/01/2042	2,200,505
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
5,120,000	5.000		05/01/2037	5,121,430
Mirada Community Development District Pasco County Florida Capital Improvement RB Series 2024 Assessment Area Five (NR/NR)
1,000,000	5.000		05/01/2034	1,023,756
Mirada Community Development District Pasco County Florida Capital Improvement Revenue and Refunding Bonds Series 2024 Assessment Area Three (NR/NR)
500,000	4.750		05/01/2031	505,124
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
210,000	2.500		05/01/2026	204,915
740,000	3.125		05/01/2031	679,402
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
385,000	4.625		05/01/2027	388,674
260,000	5.125		05/01/2032	271,089
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
65,000	3.125		12/15/2024	64,911
675,000	3.375		12/15/2030	651,680
1,500,000	4.000		12/15/2039	1,404,592
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250		11/01/2035	1,546,183
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500		05/01/2031	478,109
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000	3.500	(d)	05/01/2026	124,126
130,000	3.500	(d)	05/01/2027	129,503
135,000	3.500	(d)	05/01/2028	134,014
140,000	3.500	(d)	05/01/2029	138,812
700,000	3.500	(d)	05/01/2038	651,458
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)
10,000	3.125	(d)	05/01/2025	9,954
30,000	3.500	(d)	05/01/2031	28,789
Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
675,000	4.625	(d)	05/01/2031	676,970
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
750,000	4.875		05/01/2031	760,158

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR) – (continued)
$715,000	5.750%		05/01/2044	$736,001
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/NR)
355,000	4.625		05/01/2031	359,151
470,000	5.450		05/01/2044	481,492
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
135,000	2.625		05/01/2026	132,172
280,000	3.125		05/01/2031	262,561
North Loop Community Development District (City of Punta Gorda, Florida) Special Assessment Bonds, Series 2023 (NR/ NR)
250,000	5.625		05/01/2030	259,663
525,000	6.375		05/01/2043	573,333
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
280,000	2.450		11/01/2026	271,487
500,000	3.000		11/01/2031	465,870
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
210,000	5.250	(d)	05/01/2032	215,277
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
135,000	2.625		05/01/2025	133,880
495,000	3.125		05/01/2030	468,102
430,000	3.625		05/01/2040	378,654
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
655,000	5.000		10/01/2030	719,319
575,000	5.000		10/01/2031	629,798
1,025,000	5.000		10/01/2033	1,115,855
1,205,000	5.000		10/01/2034	1,309,005
1,000,000	5.000		10/01/2036	1,081,254
1,975,000	5.000		10/01/2037	2,128,182
2,075,000	5.000		10/01/2038	2,225,535
2,180,000	5.000		10/01/2039	2,332,674
2,630,000	5.000		10/01/2044	2,766,029
Ocala Preserve Community Development District Capital Improvement RB Series 2023 (NR/NR)
285,000	4.875		05/01/2030	291,726
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
60,000	2.500		06/15/2025	59,460
300,000	3.000		06/15/2030	287,639
315,000	4.000		06/15/2040	295,511
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
350,000	4.250		06/15/2030	356,383
585,000	5.250		06/15/2043	612,612
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.100		05/01/2029	828,678
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000	1.250	(a)(b)	10/01/2046	3,849,208

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$350,000	3.500%		05/01/2030	$333,052
Osceola County Expressway System Senior Lien Convertible Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000	0.000	(e)(i)	10/01/2031	5,980,522
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,280,000	5.875		11/01/2037	3,416,636
3,495,000	6.000		11/01/2047	3,617,312
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)
640,000	4.875	(d)	11/01/2028	653,246
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (NR/BBB+)
400,000	5.000		10/01/2026	410,853
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)
80,000	2.375	(d)	05/01/2026	78,032
180,000	2.875	(d)	05/01/2031	165,987
365,000	3.300	(d)	05/01/2041	304,154
Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
525,000	4.125		06/15/2030	531,998
950,000	5.000		06/15/2043	975,892
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
4,000,000	5.000		10/01/2034	4,358,128
1,810,000	5.000		10/01/2043	1,900,349
3,280,000	5.250		10/01/2053	3,431,426
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000		11/15/2041	250,233
1,030,000	5.000		11/15/2042	1,082,998
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000	4.000		05/15/2053	1,969,890
1,825,000	5.000		05/15/2053	1,829,636
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
615,000	4.000		05/15/2030	612,332
8,190,000	4.000		05/15/2036	7,955,604
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000	7.500		05/15/2053	1,078,840
Palm Coast Park Community Development District Special Assessment Bond for Somerset at Palm Coast Park, Series 2023 (NR/NR)
820,000	4.700		05/01/2033	841,214
400,000	5.400		05/01/2043	416,015
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	2.800		05/01/2031	251,499
730,000	3.125		05/01/2041	592,318
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
45,000	3.400		05/01/2025	44,869

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR) – (continued)
$245,000	3.750%		05/01/2030	$240,039
965,000	4.150		05/01/2040	916,159
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
215,000	3.500		11/01/2025	214,481
225,000	3.500		11/01/2026	225,225
230,000	3.500		11/01/2027	230,362
240,000	3.500		11/01/2028	239,960
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)
785,000	4.000	(d)	05/01/2050	677,761
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
350,000	3.750		05/01/2031	349,020
1,045,000	4.000		05/01/2036	1,046,292
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
160,000	4.000		05/01/2027	160,437
3,575,000	5.000		05/01/2039	3,624,249
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
655,000	2.875		11/01/2031	591,863
1,150,000	3.150		11/01/2041	927,663
Parker Pointe Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
700,000	5.500		05/01/2044	715,099
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
465,000	4.750		05/01/2030	474,641
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125		05/01/2030	590,719
800,000	3.750		05/01/2040	712,722
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250		05/01/2031	348,022
1,030,000	4.500		05/01/2038	1,030,922
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
265,000	4.000		05/01/2026	265,587
275,000	4.000		05/01/2027	276,702
285,000	4.125		05/01/2028	288,363
Parrish Lakes Community Development District Capital Improvement RB for Special Assessment Area Two Series 2023A (NR/NR)
355,000	4.625		05/01/2030	359,364
515,000	5.375		05/01/2043	529,578
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
435,000	4.000		05/01/2030	435,243
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
475,000	5.000		05/01/2031	478,330
775,000	5.500		05/01/2044	786,823

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Four Project (NR/NR)
$250,000	5.625%		05/01/2044	$257,956
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Three Project (NR/NR)
375,000	4.875		05/01/2031	380,314
700,000	5.800		05/01/2044	726,830
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
130,000	2.500		05/01/2026	127,056
335,000	3.125		05/01/2031	314,516
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
210,000	3.250		05/01/2031	198,416
750,000	3.550		05/01/2041	647,857
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (AGM) (A1/AA)
480,000	5.250		09/01/2035	552,874
500,000	5.250		09/01/2036	573,089
250,000	5.500		09/01/2037	289,918
210,000	5.500		09/01/2038	241,983
3,665,000	5.750		09/01/2054	4,147,464
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
475,000	4.000		05/01/2026	478,523
515,000	4.000		05/01/2028	524,824
1,315,000	4.500		05/01/2031	1,340,146
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
455,000	4.250		06/15/2030	461,428
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500		11/01/2033	1,330,574
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)
225,000	3.000	(d)	12/15/2031	217,472
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000	2.000		05/01/2028	510,532
555,000	2.000		05/01/2029	511,001
565,000	2.125		05/01/2030	508,357
1,000,000	2.625		05/01/2034	875,914
990,000	2.800		05/01/2037	839,524
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
145,000	2.750		05/01/2025	144,028
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,600,000	5.000		07/01/2029	1,642,508
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
20,000	2.875		05/01/2025	19,859
170,000	3.250		05/01/2031	160,417
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
435,000	2.800		05/01/2025	431,745

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR) – (continued)
$3,320,000	3.200%		05/01/2031	$3,132,622
1,870,000	3.500		05/01/2037	1,684,936
Preserve At Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
250,000	4.600		05/01/2031	253,630
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750		11/01/2029	282,987
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
30,000	3.250		11/01/2024	29,982
555,000	3.500		11/01/2030	550,027
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
110,000	2.500		05/01/2026	108,168
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
310,000	3.250		05/01/2027	304,707
1,820,000	4.000		05/01/2042	1,655,349
Prosperity Lakes Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One) (NR/NR)
690,000	5.875		12/15/2043	735,870
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
90,000	2.200		12/15/2026	87,106
485,000	2.700		12/15/2031	449,036
730,000	3.125		12/15/2041	600,962
Ranches At Lake Mcleod Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
625,000	5.250		06/15/2043	649,949
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)
185,000	4.500	(d)	05/01/2029	188,010
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
185,000	4.250		11/01/2025	185,457
Regal-Village Community Development District Capital Improvement Revenue Bonds Series 2024 (NR/NR)
370,000	4.250		05/01/2031	372,671
Reserve At Van Oaks Community Development District City of Auburndale, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
670,000	5.125		05/01/2043	694,912
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
165,000	5.000		05/01/2025	166,914
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
425,000	4.000		05/01/2030	425,673
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000	3.000		05/01/2036	1,031,418

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$405,000	4.000%		05/01/2030	$409,925
615,000	4.500		05/01/2040	617,355
610,000	4.750		05/01/2050	599,825
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	3.000		05/01/2032	181,038
400,000	3.300		05/01/2042	342,743
Ridge at Apopka Community Development District Special Assessment Bonds for Parcel Two Project Series 2023 (NR/NR)
290,000	4.750		05/01/2030	295,029
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
280,000	4.750		05/01/2027	283,617
700,000	5.000		05/01/2032	730,569
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
120,000	4.375		05/01/2030	121,478
270,000	5.250		05/01/2043	279,697
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000	4.000		05/01/2031	2,393,642
890,000	4.000		05/01/2035	886,692
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
295,000	2.375		05/01/2026	287,485
600,000	3.000		05/01/2031	559,912
River Hall Community Development District (Lee County, Florida) Capital Improvement RB, Series 2023A (Assessment Area 4) (NR/NR)
700,000	6.250		05/01/2043	755,206
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
155,000	2.750		05/01/2025	153,770
690,000	3.250		05/01/2031	653,390
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
80,000	3.000		05/01/2026	78,756
925,000	3.000		05/01/2031	862,734
920,000	3.000		05/01/2036	798,830
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
70,000	3.000		05/01/2025	69,626
470,000	3.600		05/01/2030	454,818
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
100,000	2.400		05/01/2026	97,563
300,000	3.000		05/01/2031	279,125
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)
125,000	2.400	(d)	05/01/2026	121,991
300,000	3.000	(d)	05/01/2031	279,066
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.500		05/01/2044	1,026,590

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Rivington Community Development District Special Assessment RB Series 2022 (NR/NR)
$4,065,000	4.000%		05/01/2052	$3,457,691
Rolling Hills Community Development District Capital Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
900,000	3.650		05/01/2032	860,252
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
965,000	3.750		05/01/2042	838,758
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)
170,000	5.625	(d)	05/01/2029	174,009
830,000	6.250	(d)	05/01/2042	889,365
Rookery Community Development District City of Green Cove Springs Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
410,000	4.250		05/01/2031	410,593
1,000,000	5.000		05/01/2044	998,523
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
615,000	2.850		05/01/2027	593,418
1,100,000	3.200		05/01/2032	1,023,164
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400		11/01/2041	348,683
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
820,000	5.000		05/01/2043	839,379
Rye Crossing Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
310,000	4.200		05/01/2031	310,393
750,000	5.000		05/01/2044	752,225
Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR)
235,000	5.700		05/01/2030	244,165
1,000,000	6.500		05/01/2043	1,099,921
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000	5.750	(d)	11/01/2043	689,782
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
1,625,000	5.000		05/01/2044	1,663,128
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
120,000	2.500		06/15/2025	118,802
320,000	3.000		06/15/2030	308,945
290,000	4.000		06/15/2040	282,866
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
215,000	2.625		12/15/2027	207,280
355,000	3.100		12/15/2032	336,789
Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
450,000	4.750		05/01/2031	454,431

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$585,000	5.250%		05/01/2042	$603,093
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
670,000	2.375		05/01/2035	575,042
1,425,000	2.625		05/01/2040	1,152,399
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	3.750	(d)	06/15/2031	973,352
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000		11/01/2031	435,450
1,100,000	3.300		11/01/2041	986,951
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	5.750		11/01/2042	534,417
Savanna Lakes Community Development District Lee County Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
625,000	5.250		06/15/2044	633,667
Savanna Lakes Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
815,000	5.125	(d)	06/15/2043	838,619
Sawgrass Village Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two) (NR/NR)
415,000	5.250		11/01/2030	425,749
Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR)
300,000	4.700	(d)	05/01/2031	303,476
700,000	5.550	(d)	05/01/2044	717,656
Sawgrass Village Community Development District Manatee County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
525,000	4.875		05/01/2030	534,242
1,260,000	5.500		05/01/2043	1,303,885
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (Assessment Area Two) (NR/NR)
1,100,000	6.125		11/01/2043	1,177,040
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
170,000	2.750		05/01/2025	168,833
465,000	3.250		05/01/2030	454,343
560,000	3.750		05/01/2040	521,165
Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
645,000	5.125		05/01/2030	658,989
Scenic Terrace South Community Development District (Town of Lake Hamilton, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
400,000	6.500		11/01/2043	433,770
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	3.750		05/01/2027	248,525
540,000	4.125		05/01/2032	538,287

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR) – (continued)
$1,190,000	4.500%		05/01/2042	$1,150,894
Seagrove Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
980,000	4.250		06/15/2031	982,962
785,000	4.875		06/15/2044	788,871
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
725,000	5.250	(d)	06/15/2043	753,936
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
600,000	5.000		06/15/2043	619,869
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
400,000	4.400		10/01/2027	402,253
550,000	5.000		10/01/2032	567,776
Seminole Palms Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,250,000	5.200	(d)	05/01/2044	1,256,116
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
1,000,000	5.500		05/01/2043	1,043,345
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
3,300,000	4.700		05/01/2034	3,341,490
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)
70,000	4.000	(d)	11/01/2024	70,002
735,000	4.500	(d)	11/01/2029	746,482
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
395,000	4.625		05/01/2030	402,197
725,000	5.500		05/01/2043	760,052
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500		06/15/2041	919,263
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,895,000	4.000		05/01/2029	1,903,399
5,000,000	4.750		05/01/2039	5,029,572
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
160,000	3.300		06/15/2032	150,079
450,000	4.000		06/15/2042	409,981
Silver Oaks Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.550		05/01/2044	1,031,188
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
900,000	3.000		06/15/2032	836,293
1,905,000	3.250		06/15/2042	1,669,975
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
695,000	5.375		05/01/2043	724,295

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
$120,000	2.500%		05/01/2026	$117,476
325,000	3.100		05/01/2031	305,002
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
155,000	2.500		05/01/2026	151,863
715,000	3.000		05/01/2031	667,710
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
140,000	3.125		11/01/2025	139,174
495,000	3.625		11/01/2031	494,445
300,000	4.125		11/01/2040	295,927
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
550,000	5.100	(c)(d)	05/01/2044	551,302
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
1,100,000	5.500		05/01/2043	1,150,821
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000	5.200		05/01/2031	508,226
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
950,000	5.625	(d)	05/01/2044	970,248
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
700,000	5.250		05/01/2043	725,641
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
120,000	2.375		06/15/2026	117,251
175,000	2.875		06/15/2031	166,095
475,000	3.250		06/15/2041	402,508
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
445,000	3.450		05/01/2025	441,689
465,000	3.625		05/01/2026	462,418
975,000	4.125		05/01/2036	959,798
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)
125,000	4.250	(d)	11/01/2024	125,031
730,000	4.500	(d)	11/01/2029	743,107
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
590,000	4.625		05/01/2029	601,357
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
355,000	2.750		11/01/2024	354,250
370,000	3.000		11/01/2025	365,299
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
185,000	2.400		05/01/2026	181,102

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
$300,000	3.250%		05/01/2029	$288,463
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
35,000	3.375		05/01/2025	34,915
610,000	4.000		05/01/2030	619,599
330,000	4.300		05/01/2040	330,999
300,000	4.500		05/01/2046	293,972
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
580,000	5.375		05/01/2044	589,752
Springs at Lake Alfred Community Development District Special Assessment Bonds Series 2024 (NR/NR)
470,000	4.375		05/01/2031	474,446
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000		12/15/2036	842,311
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
7,065,000	5.000		06/01/2047	7,751,683
St. Johns County, Florida Water and Sewer RB, Series 2022 (Aa2/AAA)
14,955,000	5.000		06/01/2052	16,170,527
State of Florida State Board of Education Public Education Capital Outlay Refunding Bonds 2024 Series A (Aaa/AAA)
3,645,000	5.000		06/01/2026	3,801,053
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
95,000	2.450		05/01/2026	92,644
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)
155,000	2.375	(d)	06/15/2026	150,835
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
280,000	3.000		05/01/2025	278,755
290,000	3.000		05/01/2026	289,662
Stonewater Community Development District Special Assessment RB Series 2021 (NR/NR)
460,000	3.000	(d)	11/01/2032	420,131
585,000	3.300	(d)	11/01/2041	489,204
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
760,000	6.375		11/01/2052	849,574
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	4.000		06/15/2030	507,469
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
825,000	5.375		06/15/2043	881,641
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)
280,000	2.500	(d)	12/15/2025	276,126
500,000	3.000	(d)	12/15/2030	486,328
1,000,000	3.500	(d)	12/15/2040	936,733

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
$500,000	3.625%		12/15/2030	$484,436
870,000	4.000		12/15/2039	813,805
Storey Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
110,000	3.125		12/15/2025	108,864
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
220,000	4.300		06/15/2027	222,279
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
300,000	4.450		06/15/2031	305,788
550,000	5.250		06/15/2044	571,387
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	3.000		06/15/2032	228,799
1,000,000	3.250		06/15/2042	818,001
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
125,000	2.375	(d)	06/15/2026	122,356
225,000	2.875	(d)	06/15/2031	216,159
275,000	3.300	(d)	06/15/2041	250,587
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
85,000	4.250		06/15/2027	85,565
260,000	4.500		06/15/2032	267,844
585,000	5.000		06/15/2042	600,559
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
545,000	5.250	(d)	05/01/2044	555,926
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	3.150		05/01/2031	257,187
650,000	3.450		05/01/2041	550,253
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
75,000	3.000		05/01/2025	74,582
455,000	3.300		05/01/2031	430,404
750,000	3.750		05/01/2040	669,177
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
75,000	2.400		05/01/2026	73,336
160,000	3.000		05/01/2031	153,031
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000	2.750	(d)	05/01/2031	358,015
700,000	3.150	(d)	05/01/2041	619,967
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250		05/01/2030	162,677
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
340,000	4.200		05/01/2027	340,772
460,000	4.600		05/01/2032	467,339

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
$395,000	2.500%		05/01/2029	$377,564
715,000	2.875		05/01/2033	658,266
1,430,000	3.000		05/01/2038	1,254,689
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
680,000	3.500		05/01/2029	669,903
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
195,000	3.000		05/01/2025	193,377
200,000	3.000		05/01/2026	197,456
1,120,000	3.500		05/01/2031	1,104,543
1,355,000	4.000		05/01/2036	1,354,097
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	2.375		05/01/2026	155,965
285,000	3.000		05/01/2031	264,869
Tampa Bay Water Utility System Refunding RB Series 2015A (Aa1/AA+)
7,090,000	4.000		10/01/2028	7,157,836
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800		05/01/2036	1,121,944
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,655,000	3.400		06/15/2032	1,571,632
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,415,000	5.000		05/01/2043	1,448,280
The School Board of Sumter County Florida Certificates of Participation Series 2024 (AGM) (NR/AA)
3,100,000	5.250		01/01/2049	3,472,329
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
400,000	2.350		12/15/2026	386,909
750,000	3.000		12/15/2031	694,036
2,000,000	3.300		12/15/2041	1,687,551
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
205,000	3.000		05/01/2027	202,745
210,000	3.125		05/01/2028	208,560
230,000	3.375		05/01/2032	225,469
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600		05/01/2041	660,395
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)
330,000	5.200	(d)	05/01/2028	338,569
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625		05/01/2028	304,726

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
$4,695,000	3.000%		05/01/2033	$4,538,729
5,280,000	3.000		05/01/2037	4,994,250
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
760,000	3.850		05/01/2029	760,768
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000		05/01/2033	1,952,903
4,925,000	3.000		05/01/2040	4,426,365
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)
2,965,000	3.750	(d)	05/01/2029	2,957,616
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,875,000	5.000		11/01/2029	1,922,860
95,000	5.375		11/01/2039	100,195
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)
410,000	4.250	(d)	06/15/2028	413,048
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
130,000	3.125		12/15/2025	128,562
735,000	3.625		12/15/2031	704,528
450,000	4.000		12/15/2040	410,919
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A3/A-)
750,000	5.000		04/01/2030	799,058
650,000	5.000		04/01/2031	690,545
10,430,000	5.000		04/01/2048	10,745,260
Town of Davie, Florida Educational Facilities Revenue and Refunding Bonds (Nova Southeastern University Project), Series 2018 (A3/A-)
550,000	5.000		04/01/2032	582,742
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
2,000,000	4.000		07/01/2043	2,022,158
7,000,000	4.000		07/01/2047	6,961,216
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
360,000	4.000		05/01/2030	360,522
595,000	4.375		05/01/2039	586,721
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
415,000	3.125	(d)	05/01/2030	400,214
475,000	3.625	(d)	05/01/2040	434,020
Towns At Woodsdale Community Development District (Pasco County, Florida) Capital Improvement RB, Series 2023 (NR/NR)
645,000	6.125	(d)	11/01/2043	691,328
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.300		05/01/2026	194,946
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)
70,000	4.375	(d)	11/01/2024	70,024
485,000	5.250	(d)	11/01/2039	512,780

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
$120,000	2.500	%(d)	05/01/2025	$119,056
235,000	3.250	(d)	05/01/2030	229,948
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,190,000	3.125	(d)	11/01/2041	969,837
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
105,000	2.500		11/01/2026	101,699
200,000	3.000		11/01/2031	184,517
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
490,000	4.125		05/01/2029	493,478
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000	4.625	(d)	11/01/2038	3,964,133
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
55,000	4.000		11/01/2024	54,994
495,000	4.500		11/01/2029	503,803
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750		11/01/2047	1,958,363
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
110,000	3.000		11/01/2024	109,895
700,000	3.375		11/01/2030	667,977
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
215,000	4.375		11/01/2025	215,473
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
150,000	3.000		05/01/2027	146,203
465,000	3.375		05/01/2032	438,316
1,430,000	4.000		05/01/2042	1,310,551
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000	4.250		05/01/2031	996,516
Twisted Oaks Pointe Community Development District City of Wildwood Florida Special Assessment Bonds Series 2024 Assessment Area Three Project (NR/NR)
440,000	4.800		05/01/2031	445,846
1,065,000	5.625		05/01/2044	1,093,963
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
270,000	4.500		05/01/2030	273,140
500,000	5.375		05/01/2043	515,563
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
225,000	5.125		05/01/2030	229,906
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
375,000	2.625		05/01/2025	371,364
385,000	3.000		05/01/2026	380,715
400,000	3.125		05/01/2027	396,851

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A) – (continued)
$410,000	3.250%		05/01/2028	$407,263
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
20,000	4.200		05/01/2026	20,074
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
115,000	3.000		12/15/2024	114,731
1,000,000	3.375		12/15/2030	955,314
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)
1,370,000	5.000	(d)	12/15/2032	1,432,284
2,000,000	5.000	(d)	12/15/2037	2,071,550
4,470,000	5.000	(d)	12/15/2047	4,519,136
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
2,800,000	5.750		05/01/2043	2,930,002
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,440,000	5.125		05/01/2042	1,471,879
Two Rivers Two Rivers West Community Development District Special Assessment Bonds Series 2023 (NR/NR)
600,000	5.125		11/01/2030	613,908
2,000,000	6.000		11/01/2043	2,115,406
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 (NR/NR)
485,000	4.800	(d)	05/01/2031	489,738
700,000	5.625	(d)	05/01/2044	714,352
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
600,000	5.375		05/01/2033	629,329
Union Park East Community Development District Special Assessment Bonds for Assessment Area 3 Project Series 2021 (NR/NR)
205,000	3.350	(d)	05/01/2041	172,201
225,000	4.000	(d)	05/01/2051	194,628
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500		05/01/2027	296,378
310,000	2.500		05/01/2028	302,792
315,000	2.625		05/01/2029	308,042
1,060,000	3.000		05/01/2034	1,017,793
2,130,000	3.125		05/01/2038	2,014,069
1,725,000	3.250		05/01/2040	1,634,168
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
1,000,000	5.125		05/01/2043	1,035,747
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
885,000	4.300		05/01/2030	897,957
965,000	5.250		05/01/2043	1,001,728

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
$120,000	3.000	%(d)	05/01/2025	$119,389
525,000	3.500	(d)	05/01/2031	503,998
975,000	4.000	(d)	05/01/2040	907,570
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625		05/01/2041	896,573
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)
1,000,000	4.625	(d)	05/01/2029	1,017,897
1,000,000	5.000	(d)	05/01/2038	1,033,386
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
60,000	4.000		11/01/2024	60,005
300,000	4.500		11/01/2029	305,663
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
65,000	4.000		11/01/2024	65,005
365,000	4.500		11/01/2029	371,912
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)
45,000	2.500	(d)	05/01/2026	43,958
130,000	3.100	(d)	05/01/2031	121,467
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
90,000	2.500	(d)	05/01/2026	87,917
245,000	3.100	(d)	05/01/2031	228,918
Veranda Community Development District Special Assessment Area Five Phase 2 Veranda Estates Project RB Refunding Series 2024 (NR/NR)
375,000	4.500		05/01/2031	380,983
Veranda Community Development District Special Assessment Area Five Phase 3 Preserve East Project RB Refunding Series 2024 (NR/NR)
660,000	4.250		05/01/2031	668,894
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
800,000	5.250		06/15/2043	831,357
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,000,000	4.250		05/01/2037	955,420
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
650,000	3.750		05/01/2026	645,718
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB+)
355,000	3.500	(d)	05/01/2025	352,726
370,000	3.625	(d)	05/01/2026	368,989
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
195,000	4.750		11/01/2025	196,016
Verano #2 Community Development District City of Port St. Lucie Florida Special Assessment Bonds Series 2024 (NR/NR)
850,000	4.625		05/01/2031	860,700
750,000	5.500		05/01/2044	770,586

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$1,000,000	6.450%	11/01/2042	$1,082,593
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
285,000	4.625	05/01/2030	290,593
450,000	5.375	05/01/2043	470,415
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
165,000	2.375	05/01/2026	161,153
300,000	3.000	05/01/2031	280,711
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	235,522
235,000	4.000	05/01/2040	218,075
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
50,000	2.875	05/01/2025	49,526
250,000	3.250	05/01/2031	235,522
1,050,000	4.000	05/01/2040	974,379
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
40,000	2.875	05/01/2025	39,621
250,000	3.250	05/01/2031	235,521
815,000	4.000	05/01/2040	756,304
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250	05/01/2030	495,223
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
380,000	2.000	05/01/2027	360,196
385,000	2.000	05/01/2028	357,632
395,000	2.000	05/01/2029	360,323
150,000	2.125	05/01/2030	133,588
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
300,000	2.300	05/01/2026	292,099
930,000	2.800	05/01/2031	849,757
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)
1,465,000	4.600	05/01/2033	1,501,723
900,000	5.300	05/01/2043	935,468
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
170,000	3.125	05/01/2025	169,415
500,000	3.500	05/01/2030	484,002
930,000	3.750	05/01/2037	861,798
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)
735,000	3.800	05/01/2028	741,879
1,795,000	4.000	05/01/2033	1,812,265
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
1,200,000	3.000	05/01/2029	1,170,733
1,420,000	3.375	05/01/2034	1,374,251
3,765,000	3.550	05/01/2039	3,554,110

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
$575,000	1.875	%(d)	05/01/2025	$570,411
2,845,000	2.625	(d)	05/01/2030	2,693,045
3,280,000	3.000	(d)	05/01/2035	3,011,057
Village Community Development District No. 15 City of Wildwood, Florida Special Assessment RB, Series 2023 (NR/NR)
825,000	4.250	(d)	05/01/2028	837,943
1,250,000	4.375	(d)	05/01/2033	1,296,251
1,025,000	4.850	(d)	05/01/2038	1,075,230
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,670,000	3.500		05/01/2032	1,676,433
1,965,000	4.000		05/01/2037	1,985,318
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
305,000	4.000		05/01/2026	310,078
290,000	4.000		05/01/2027	298,279
305,000	4.000		05/01/2028	316,160
320,000	4.000		05/01/2029	331,437
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
885,000	2.550		05/01/2031	822,962
1,900,000	2.850		05/01/2036	1,683,386
2,400,000	3.000		05/01/2041	2,026,092
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	4.625		05/01/2027	100,658
235,000	4.875		05/01/2032	241,912
610,000	5.125		05/01/2042	624,615
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
200,000	3.150		05/01/2032	186,116
500,000	3.450		05/01/2042	419,099
Villamar Community Development District Special Assessment Bonds for Phase 3 Project Series 2022 (NR/NR)
105,000	3.125		11/01/2027	102,521
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
110,000	3.250		05/01/2027	108,059
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
220,000	4.000		05/01/2029	220,704
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
65,000	2.625		05/01/2025	64,587
245,000	3.200		05/01/2030	239,961
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
325,000	4.625		05/01/2031	330,772
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
220,000	2.750		11/01/2024	219,472
225,000	3.000		11/01/2025	221,181
230,000	3.200		11/01/2026	226,551
1,400,000	4.125		11/01/2046	1,279,912

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
$700,000	5.200	%(d)	05/01/2044	$701,053
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
510,000	5.500		05/01/2034	510,497
925,000	5.750		05/01/2044	925,677
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/A)
2,145,000	4.000		05/01/2031	2,134,136
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)
500,000	5.125	(d)	11/01/2038	511,666
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,340,000	5.500		11/01/2045	2,341,143
Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
400,000	4.250		06/15/2030	405,934
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
65,000	3.250		11/01/2024	64,967
375,000	3.625		11/01/2029	369,752
1,000,000	4.000		11/01/2039	934,426
West Hillcrest Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.250		06/15/2043	939,196
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)
255,000	2.750	(d)	05/01/2026	249,645
415,000	3.250	(d)	05/01/2031	390,822
515,000	3.625	(d)	05/01/2041	446,315
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
170,000	4.750		05/01/2032	173,332
300,000	5.125		05/01/2042	304,074
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)
95,000	2.650	(d)	05/01/2025	93,932
630,000	3.000	(d)	05/01/2031	574,924
1,725,000	4.000	(d)	05/01/2040	1,601,835
1,595,000	4.000	(d)	05/01/2051	1,373,332
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
200,000	2.400		05/01/2026	195,097
575,000	3.000		05/01/2031	534,466
West Villages Improvement District Capital Improvement RB for Unit Of Development No. 10 Series 2024 (Assessment Area One) (NR/NR)
1,000,000	5.375		05/01/2044	1,021,783
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
435,000	4.625		05/01/2029	441,919
475,000	5.375		05/01/2042	497,980
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
490,000	4.625		05/01/2030	498,677

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

West Villages Improvement District Special Assessment RB Series 2023 (NR/NR) – (continued)
$770,000	5.375%		05/01/2043	$805,484
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,530,000	5.000		05/01/2032	2,593,982
1,930,000	4.500		05/01/2034	1,947,926
3,390,000	5.000		05/01/2037	3,450,702
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
750,000	4.250		05/01/2029	755,345
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
105,000	2.500		05/01/2026	102,450
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2023 (NR/NR)
465,000	6.000		05/01/2043	500,580
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
225,000	2.500		05/01/2026	219,535
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
355,000	3.900		05/01/2029	355,209
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)
810,000	3.750	(d)	05/01/2029	806,829
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
900,000	4.875		05/01/2031	912,545
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.500		05/01/2026	127,001
650,000	3.000		05/01/2031	602,729
1,400,000	3.250		05/01/2041	1,158,289
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
75,000	5.000		06/15/2029	76,466
1,000,000	5.750		06/15/2042	1,053,578
Westview South Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
480,000	4.875		05/01/2028	485,343
905,000	5.375		05/01/2043	934,469
Westview South Community Development District Special Assessment Bonds for Assessment Area Two, Series 2023 (NR/NR)
550,000	5.375		05/01/2043	567,896
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
575,000	5.375		05/01/2043	602,739
Whispering Pines Community Development District Special Assessment Bonds Series 2024 (NR/NR)
135,000	4.250		05/01/2031	135,926

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$1,285,000	3.750	%(d)	06/15/2030	$1,258,455
3,350,000	4.250	(d)	06/15/2039	3,191,721
Willowbrook Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
750,000	5.625		05/01/2044	766,353
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,300,000	5.625		05/01/2042	1,370,797
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
500,000	4.370		05/01/2029	506,307
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
85,000	2.400		05/01/2026	82,916
300,000	2.950		05/01/2031	277,436
865,000	3.350		05/01/2041	726,605
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250		11/01/2029	202,113
680,000	4.875		11/01/2039	688,065
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
315,000	4.600		05/01/2031	318,728
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
900,000	4.000		05/01/2042	806,676
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
25,000	3.000		05/01/2025	24,845
230,000	3.650		05/01/2030	223,359
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
775,000	4.875		05/01/2036	780,912
250,000	5.000		05/01/2047	250,613
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
235,000	2.500		05/01/2025	232,960
640,000	3.125		05/01/2030	605,070
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000	4.500		05/01/2036	1,450,086
Yarborough Lane Community Development District Polk County Florida Special Assessment Bonds Series 2024 (NR/NR)
340,000	4.750		05/01/2031	342,154
875,000	5.350		05/01/2044	885,750
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
90,000	2.500		05/01/2026	87,916
340,000	3.000		05/01/2031	315,291

				1,249,128,315

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Georgia – 2.0%

Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bown Project Series 2009 (A3/A/A-2) (PUTABLE)
$3,920,000	3.950	%(a)(b)	12/01/2032	$4,070,564
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Series 1996 (A3/A) (PUTABLE)
1,665,000	3.875	(a)(b)	10/01/2032	1,688,137
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000	4.000		08/01/2053	1,043,022
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/AA-)
4,750,000	3.500		11/01/2043	4,479,213
Columbia County Hospital Authority Revenue Anticipation Certificates for Wellstar Health System, Inc. Project Series 2023A (A2/A+)
2,380,000	5.750		04/01/2053	2,722,303
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (Aa2/AA)
7,585,000	4.000		01/01/2035	7,584,681
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+)
840,000	4.000		06/01/2046	837,421
1,675,000	5.000		06/01/2049	1,853,982
1,635,000	5.000		06/01/2054	1,793,834
Development Authority of Bartow County Pollution Control RB First Series 1997 (A3/A)
5,000,000	1.800	(b)	09/01/2029	4,406,437
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2013 (A3/A) (PUTABLE)
4,355,000	3.375	(a)(b)	11/01/2053	4,402,251
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (Baa1/BBB+) (PUTABLE)
3,055,000	3.375	(a)(b)	11/01/2048	3,088,146
Development Authority of Burke County Pollution Control RB Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A3/A) (PUTABLE)
3,800,000	3.700	(a)(b)	10/01/2032	3,921,716
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
4,000,000	4.000		04/01/2050	3,882,103
Downtown Smyrna Development Authority, Georgia RB (City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000	5.000		02/01/2027	2,804,899
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
290,000	5.000		03/01/2027	275,671
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
2,215,000	2.375		01/01/2031	2,044,010
1,850,000	4.000		01/01/2036	1,868,193
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB)
775,000	4.000		08/01/2035	757,486
500,000	4.000		08/01/2036	485,683

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)

Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB) – (continued)
$750,000	4.000%		08/01/2037	$720,545
745,000	4.000		08/01/2038	713,428
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/NR)
2,800,000	5.000		05/15/2030	2,956,863
Main Street Natural Gas Inc. Gas Supply RB Series 2019B (Aa2/NR)
24,050,000	4.000	(a)(b)	08/01/2049	24,054,714
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
15,875,000	4.000	(a)(b)	07/01/2052	16,069,751
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/NR)
10,295,000	4.000	(a)(b)	05/01/2052	10,471,526
Main Street Natural Gas Inc. Gas Supply RB Series 2022A (A3/NR)
2,185,000	4.000		12/01/2026	2,221,703
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
7,745,000	5.000	(a)(b)	07/01/2053	8,384,504
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
2,760,000	5.000	(a)(b)	12/01/2053	3,005,510
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A (A1/NR)
1,215,000	5.000		05/15/2028	1,283,996
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C (Aa1/NR)
24,500,000	5.000	(a)(b)	09/01/2053	26,464,773
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (A1/AA-)
2,850,000	5.000	(a)(b)	07/01/2054	2,913,040
Monroe County Development Authority Pollution Control RB First Series 2009 (A3/A/A-1) (PUTABLE)
1,850,000	1.000	(a)(b)	07/01/2049	1,734,560
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2006 (A3/A) (PUTABLE)
1,940,000	3.875	(a)(b)	12/01/2041	1,966,959
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2012 (A3/A) (PUTABLE)
3,520,000	3.875	(a)(b)	06/01/2042	3,568,915
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2013 (A3/A) (PUTABLE)
1,940,000	3.875	(a)(b)	04/01/2043	1,966,959
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000	5.000		07/01/2053	2,471,040
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A3/A)
4,360,000	5.000		01/01/2025	4,376,212
4,575,000	5.000		01/01/2026	4,696,324
4,805,000	5.000		01/01/2027	5,053,990

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)

Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A3/A) – (continued)
$5,040,000	5.000%		01/01/2028	$5,410,615
5,295,000	5.000		01/01/2029	5,688,445
1,080,000	5.000		01/01/2034	1,146,521
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
495,000	5.000		06/01/2031	543,044
400,000	5.000		06/01/2032	440,453
500,000	5.000		06/01/2033	549,654
400,000	4.000		06/01/2034	412,874
500,000	4.000		06/01/2035	512,158
1,000,000	4.000		06/01/2045	957,457
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (NR/NR)
2,615,000	4.000	(d)	01/01/2038	2,616,116
Savanah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds Series 2019A (Baa2/BBB) (PUTABLE)
400,000	2.000	(a)(b)	11/01/2033	400,000
Savannah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
925,000	3.450	(a)(b)(c)	11/01/2033	930,992
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
4,745,000	5.000		07/01/2025	4,828,962
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
10,000,000	0.000	(d)(i)	12/15/2048	8,490,692
The Atlanta Development Authority Senior RB for Westside Gulch Area Project Series 2024A-1 (NR/NR)
2,625,000	5.000	(d)	04/01/2034	2,701,501

				214,734,548

Guam - 0.7%

A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
1,285,000	5.250		10/01/2030	1,390,430
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
1,265,000	5.250		10/01/2029	1,361,921
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
250,000	5.250	(c)	10/01/2037	274,651
250,000	5.250	(c)	10/01/2038	274,324
350,000	5.250	(c)	10/01/2039	383,369
200,000	5.250	(c)	10/01/2040	218,431
350,000	5.250	(c)	10/01/2041	381,126
250,000	5.250	(c)	10/01/2043	269,663
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
765,000	3.099		10/01/2028	724,955
550,000	3.189		10/01/2029	514,806
740,000	3.489		10/01/2031	678,366
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
335,000	3.625		02/01/2025	333,864

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)

Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+) – (continued)
$2,045,000	4.250%	02/01/2030	$2,032,399
Guam Government GO Bonds Series 2019 (Baa3/BB-)
1,970,000	5.000	11/15/2031	2,030,702
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
2,755,000	5.000	12/01/2025	2,808,300
2,255,000	5.000	12/01/2026	2,341,094
2,000,000	5.000	12/01/2027	2,074,694
Guam Government RB Refunding Series 2021 E (Baa3/NR)
6,155,000	3.250	11/15/2026	6,069,035
Guam Government RB Refunding Series 2021 F (Baa3/NR)
525,000	5.000	01/01/2028	554,756
1,250,000	5.000	01/01/2030	1,348,434
950,000	5.000	01/01/2031	1,033,250
7,065,000	4.000	01/01/2042	6,970,196
Guam Power Authority RB Series 2014 A (AGM) (A1/AA)
325,000	5.000	10/01/2039	325,348
250,000	5.000	10/01/2044	250,268
Guam Power Authority Refunding RB 2024 Series A (Baa2/BBB)
535,000	5.000	10/01/2039	594,714
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000	5.000	10/01/2029	1,989,454
Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
450,000	5.000	10/01/2040	497,559
350,000	5.000	10/01/2042	382,268
350,000	5.000	10/01/2043	380,621
375,000	5.000	10/01/2044	406,368
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
6,995,000	5.000	01/01/2050	7,281,515
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
125,000	5.000	07/01/2025	126,489
785,000	5.000	07/01/2026	810,899
500,000	5.000	07/01/2027	526,384
525,000	5.000	07/01/2028	552,437
345,000	5.000	07/01/2029	362,704
1,000,000	5.000	07/01/2035	1,041,176
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
1,375,000	5.000	07/01/2035	1,544,488
1,350,000	5.000	07/01/2036	1,517,875
1,325,000	5.000	07/01/2037	1,484,431
1,200,000	5.000	07/01/2039	1,324,862
1,000,000	5.000	07/01/2042	1,092,781
1,000,000	5.000	07/01/2044	1,086,084
1,100,000	5.000	07/01/2045	1,190,911
1,125,000	5.000	01/01/2046	1,212,522
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
8,650,000	5.000	01/01/2046	8,793,310
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000	5.000	07/01/2037	206,607
Port Authority of Guam Private Activity RB Series 2018 B (Baa2/A)
400,000	5.000	07/01/2029	421,340

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)

Port Authority of Guam Private Activity RB Series 2018 B (Baa2/A) – (continued)
$600,000	5.000%		07/01/2031	$626,102
250,000	5.000		07/01/2033	259,569
225,000	5.000		07/01/2034	233,325
225,000	5.000		07/01/2036	232,876
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000	5.000		07/01/2048	2,548,048
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Baa3/NR)
300,000	5.000		11/01/2027	315,013
450,000	5.000		11/01/2028	478,148
450,000	5.000		11/01/2029	482,632
1,000,000	5.000		11/01/2030	1,076,536

				75,724,430

Hawaii - 0.4%

City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (HUD SECT 8) (Aaa/NR) (PUTABLE)
220,000	5.000	(a)(b)	06/01/2027	227,225
Department of Budget and Finance of The State of Hawaii Special Purpose Refunding RB Hawai’I Pacific University Project Series 2024 (NR/BB)
2,900,000	5.000	(d)	07/01/2034	3,002,491
Hawaii State Department of Budget & Finance for Hawaii Pacific Health Obligated Group Special Purpose RB Series 2023C (A1/NR)
5,250,000	4.000		07/01/2047	5,272,418
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
6,575,000	4.000		03/01/2037	6,133,879
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
12,795,000	3.200		07/01/2039	10,783,160
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba3/NR)
1,040,000	3.500		10/01/2049	828,411
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000		05/15/2026	30,066
35,000	5.000		05/15/2030	36,316
150,000	5.000		05/15/2031	154,904
180,000	5.000		05/15/2032	185,305
60,000	3.000		05/15/2033	52,813
100,000	3.000		05/15/2034	86,574
150,000	3.000		05/15/2035	127,613
670,000	3.250		05/15/2039	556,314
575,000	5.000		05/15/2044	577,251
1,000,000	5.000		05/15/2049	1,000,586
State of Hawaii Airports System RB Series 2022A (A1/AA-)
9,000,000	5.000		07/01/2051	9,499,357
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba3/NR)
4,775,000	3.100		05/01/2026	4,591,236

				43,145,919

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Idaho – 0.1%

City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (A1/NR)
$3,850,000	5.000%		09/01/2051	$4,117,860
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (Baa3/BBB-)
4,515,000	2.750		10/01/2024	4,515,000

				8,632,860

Illinois - 9.9%

Barrington Community Unit School District GO School Bonds Series 2021 (NR/AAA)
2,255,000	5.000		12/01/2029	2,516,149
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
1,710,000	3.750		07/01/2041	1,670,962
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000		01/01/2035	7,648,764
Board of Education of The City of Chicago Dedicated Capital Improvement Series 2017 (NR/NR)
3,900,000	5.000		04/01/2046	3,949,397
Board of Education of The City of Chicago Unlimited Tax GO Refunding Bonds (Dedicated Revenues), Series 2021B (NR/BB+)
5,000,000	5.000		12/01/2030	5,337,512
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
10,975,000	5.000		12/01/2042	10,974,266
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2021A (NR/BB+)
900,000	5.000		12/01/2039	932,565
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
3,275,000	5.000		12/01/2047	3,343,383
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
1,900,000	5.000		12/01/2034	1,947,298
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000	4.000		12/01/2041	4,684,978
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
650,000	4.000		10/01/2043	637,708
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
350,000	0.000	(g)	01/01/2026	335,033
165,000	0.000	(g)	01/01/2027	152,830
240,000	0.000	(g)	01/01/2028	214,637
330,000	5.000		01/01/2029	356,081
110,000	5.000		01/01/2031	117,843
1,570,000	5.000		01/01/2032	1,674,158
630,000	5.000		01/01/2033	668,922
1,270,000	5.000		01/01/2034	1,343,935
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba1/BB+)
7,690,000	5.482		12/01/2024	7,683,636
Chicago GO Bonds 2019A (NR/BBB+)
2,750,000	5.000		01/01/2027	2,862,142
590,000	5.000		01/01/2028	623,091

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Chicago GO Bonds 2019A (NR/NR)
$1,025,000	5.000%		01/01/2027	$1,081,182
100,000	5.000		01/01/2028	107,885
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
3,550,000	6.000		04/01/2046	3,709,323
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
835,000	5.000		04/01/2034	859,122
500,000	5.000		04/01/2035	514,045
335,000	5.000		04/01/2036	344,007
1,300,000	5.000		04/01/2037	1,333,554
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB+)
2,105,000	0.000	(g)	12/01/2026	1,953,112
1,625,000	0.000	(g)	12/01/2027	1,450,683
3,005,000	0.000	(g)	12/01/2029	2,462,869
4,465,000	0.000	(g)	12/01/2030	3,497,470
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB+)
465,000	0.000	(g)	12/01/2027	415,119
1,040,000	0.000	(g)	12/01/2028	890,654
90,000	0.000	(g)	12/01/2029	73,763
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Baa3/BBB+)
510,000	0.000	(g)	01/01/2031	404,426
Chicago Illinois Board of Education GO Bonds Series 2015 C (NR/BB+)
2,500,000	6.000		12/01/2035	2,506,565
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB+)
4,070,000	0.000	(g)	12/01/2031	3,039,442
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba1/BB+)
2,530,000	5.500		12/01/2026	2,601,095
11,080,000	5.500		12/01/2029	11,769,500
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB+)
205,000	0.000	(g)	12/01/2025	196,760
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB+)
4,120,000	5.250		12/01/2039	4,122,943
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
10,380,000	6.038		12/01/2029	10,407,278
2,500,000	6.138		12/01/2039	2,445,569
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
5,160,000	7.000		12/01/2044	5,301,095
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000	6.500		12/01/2046	7,413,062

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
$1,825,000	5.000%		12/01/2024	$1,827,625
3,500,000	5.000		12/01/2025	3,555,600
1,270,000	5.000		12/01/2026	1,320,194
2,375,000	5.000		12/01/2027	2,504,387
2,500,000	5.000		12/01/2028	2,675,557
2,750,000	5.000		12/01/2030	2,928,324
4,700,000	5.000		12/01/2031	4,992,422
1,350,000	5.000		12/01/2032	1,431,577
3,800,000	5.000		12/01/2033	4,024,912
1,500,000	5.000		12/01/2034	1,586,367
1,000,000	5.000		12/01/2035	1,055,349
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
2,180,000	5.000		12/01/2028	2,320,816
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000	0.000	(g)	12/01/2025	1,916,967
2,000,000	0.000	(g)	12/01/2026	1,848,592
300,000	0.000	(g)	12/01/2027	266,738
2,500,000	4.000		12/01/2027	2,515,698
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
1,250,000	5.000		12/01/2024	1,251,978
1,000,000	5.000		12/01/2026	1,026,088
3,060,000	5.000		12/01/2028	3,212,333
1,000,000	5.000		12/01/2029	1,060,742
3,000,000	5.000		12/01/2030	3,159,724
1,000,000	5.000		12/01/2031	1,048,573
1,000,000	5.000		12/01/2032	1,046,286
1,000,000	5.000		12/01/2033	1,044,686
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000	0.000	(g)	01/01/2030	1,233,892
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Baa3/BBB+)
880,000	0.000	(g)	01/01/2032	666,976
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Baa3/BBB+)
430,000	5.500		01/01/2037	431,186
2,920,000	5.500		01/01/2040	2,926,395
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000	5.500		01/01/2039	1,323,150
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
4,280,000	5.000		01/01/2029	4,582,105
1,135,000	5.000		01/01/2031	1,204,097
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
4,435,000	5.000		01/01/2025	4,453,168
5,600,000	5.000		01/01/2038	5,636,484
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
375,000	6.000		01/01/2038	391,878
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000	5.000		01/01/2047	4,407,569

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A+)
$3,615,000	5.000%	01/01/2037	$3,675,924
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A+)
8,955,000	5.250	01/01/2035	9,353,351
Chicago Illinois Sales Tax Refunding Series 2002 (NR/NR)
1,105,000	5.000	01/01/2025	1,109,669
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
550,000	5.250	01/01/2042	567,410
1,330,000	4.000	01/01/2052	1,290,290
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
855,000	5.000	01/01/2039	953,316
515,000	5.000	01/01/2040	570,991
500,000	5.000	01/01/2041	551,558
Chicago Park District GO LT Refunding Bonds Series 2024B (NR/AA-)
3,350,000	5.000	01/01/2038	3,771,569
Chicago Transit Authority Sales Tax Receipts RB Series 2014 (NR/AA)
25,240,000	5.250	12/01/2049	25,273,483
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopment Project Series 2021 B (NR/NR)
200,000	3.250	07/01/2029	200,091
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000	5.750	04/01/2034	1,472,785
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000	5.000	04/01/2045	2,659,981
City of Chicago Board of Education GO Bonds Series 1999 A (NATL) (Baa2/BB+)
4,725,000	5.500	12/01/2026	4,876,587
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB+)
2,550,000	5.000	12/01/2046	2,549,894
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
2,750,000	5.000	12/01/2046	2,778,002
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB+)
2,300,000	5.000	12/01/2036	2,405,806
750,000	5.000	12/01/2038	779,503
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (NR/BB+)
500,000	5.000	12/01/2025	506,529
City of Chicago Board of Education UT GO Refunding Bonds Series 2017H (NR/BB+)
4,500,000	5.000	12/01/2036	4,594,827
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (NR/AA)
2,450,000	5.000	12/01/2029	2,618,856
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/BB+)
2,000,000	5.000	12/01/2024	2,003,164
6,495,000	5.000	12/01/2025	6,579,812

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (AGM) (NR/AA)
$15,000,000	5.000%		12/01/2027	$15,784,796
5,450,000	5.000		12/01/2029	5,794,988
4,365,000	5.000		12/01/2030	4,628,847
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR/BB+)
3,000,000	4.000		12/01/2037	2,940,927
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB+)
1,300,000	5.125		12/01/2032	1,301,600
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
4,675,000	5.000		01/01/2026	4,778,813
670,000	5.000		01/01/2027	697,304
8,835,000	5.000		01/01/2028	9,330,525
940,000	5.000		01/01/2032	1,008,675
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB+)
1,260,000	5.000		01/01/2027	1,311,381
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB+)
301,000	4.000		01/01/2028	308,495
City of Chicago GO Bonds Series 2015A (NR/BBB+)
2,700,000	5.250	(e)	01/01/2025	2,710,344
City of Chicago GO Bonds Series 2019A (NR/BBB+)
10,995,000	5.500		01/01/2049	11,471,490
City of Chicago GO Bonds Series 2021B (NR/BBB+)
2,456,000	4.000		01/01/2038	2,430,219
5,330,000	4.000		01/01/2044	4,989,938
1,000,000	4.000		01/01/2049	903,051
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
1,000,000	5.000		01/01/2029	1,070,585
1,950,000	4.000		01/01/2035	1,958,766
3,250,000	5.000		01/01/2035	3,543,491
1,560,000	5.500		01/01/2043	1,661,744
City of Chicago GO Bonds Series 2024A (NR/BBB+)
12,025,000	5.000		01/01/2044	12,655,182
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
2,745,000	5.000		01/01/2025	2,756,245
2,670,000	5.000		01/01/2029	2,858,463
10,215,000	5.000		01/01/2030	11,045,756
City of Chicago IL Waterworks Revenue RB Series 1999 (Baa1/A+)
1,560,000	5.000		11/01/2028	1,632,817
2,010,000	5.000		11/01/2029	2,098,276
1,000,000	5.000		11/01/2030	1,040,546
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
6,000,000	5.000		01/01/2037	6,554,608
4,750,000	5.000		01/01/2038	5,171,008
3,935,000	5.000		01/01/2039	4,242,740
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2016B (NR/A)
8,000,000	5.000		01/01/2041	8,101,475
City of Chicago Midway Airport Senior Lien Airport Refunding RB Series 2023C (AMT) (NR/A)
2,000,000	5.000		01/01/2028	2,107,458
City of Chicago Multi-Family Housing RB for United Yards 1A Project Series 2024 (Aaa/NR)
2,200,000	3.500	(a)(b)	08/01/2027	2,219,340

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
$1,500,000	5.250%	01/01/2053	$1,585,930
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
4,500,000	5.500	01/01/2053	4,873,040
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (AMT) (NR/A+)
12,045,000	5.000	01/01/2032	12,077,363
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2016D (NON-AMT) (NR/A+)
1,000,000	5.000	01/01/2052	1,019,607
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (NR/A+)
5,660,000	5.000	01/01/2052	5,733,283
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
2,250,000	4.500	01/01/2048	2,270,770
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
1,875,000	5.000	01/01/2036	2,065,778
2,500,000	5.000	01/01/2037	2,741,305
2,500,000	5.000	01/01/2038	2,731,758
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
1,850,000	5.000	01/01/2040	2,086,704
2,000,000	5.000	01/01/2041	2,244,454
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
2,375,000	5.000	01/01/2042	2,421,280
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (NR/A+)
27,000,000	5.000	01/01/2027	27,095,953
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (AMT) (NR/A+)
1,000,000	5.000	01/01/2029	1,003,323
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
4,250,000	5.000	01/01/2033	4,331,817
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000	4.000	01/01/2042	2,490,065
City of Chicago O’Hare International Airport General Airport Senior Lien RR Bonds Series 2016B (NON-AMT) (NR/A+)
2,000,000	5.000	01/01/2041	2,025,857
City of Chicago Second Lien Wastewater Transmission RB, Refunding Series 2023B (AGM) (NR/AA)
3,350,000	5.000	01/01/2035	3,814,861
1,300,000	5.000	01/01/2036	1,474,849
200,000	5.000	01/01/2037	225,815
1,660,000	5.000	01/01/2038	1,865,247
City of Chicago Second Lien Wastewater Transmission Revenue Refunding Bonds Series 2008C (NR/A+)
2,000,000	5.000	01/01/2035	2,007,328
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A+)
1,645,000	5.000	11/01/2026	1,725,483

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
$200,000	4.000%		01/01/2029	$208,419
145,000	4.000		01/01/2030	150,734
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000	5.500		12/01/2036	11,259,375
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000	4.000		11/15/2037	3,562,708
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
3,750,000	4.000		11/15/2039	3,785,084
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000		11/15/2047	1,466,081
District of Greater Chicago Metropolitan Water Reclamation GO UT Bonds 2016 Series E (NR/AA+)
7,520,000	5.000		12/01/2045	7,694,895
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
615,000	5.000		11/01/2033	626,761
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB-)
1,320,000	5.000		12/01/2034	1,327,913
1,695,000	5.000		12/01/2039	1,682,915
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (A1/AA)
2,325,000	4.000		12/01/2036	2,358,670
1,420,000	4.000		12/01/2037	1,434,962
4,230,000	4.000		12/01/2042	4,257,674
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000		12/01/2038	504,948
400,000	4.000		12/01/2040	403,974
1,085,000	4.000		12/01/2042	1,094,358
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
1,235,000	5.500	(d)	08/01/2043	1,351,723
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,000,000	5.000		03/01/2040	1,005,547
685,000	5.000		03/01/2042	686,817
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
1,300,000	4.000		12/15/2032	1,343,990
3,740,000	4.000		12/15/2033	3,848,353
1,700,000	4.000		12/15/2034	1,743,604
1,395,000	4.000		12/15/2035	1,433,820
2,750,000	3.000		12/15/2036	2,671,849
2,000,000	3.000		12/15/2037	1,902,908
Illinois Finance Authority RB for Mercy Health Corporation Series 2016 (A2/NR)
15,205,000	5.000		12/01/2046	15,324,974
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000	4.000		07/15/2047	23,606,664
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
685,000	5.500		05/15/2026	692,676

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR) – (continued)
$725,000	5.500%		05/15/2027	$738,579
765,000	5.500		05/15/2028	785,158
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
9,600,000	6.125	(d)	04/01/2049	9,674,502
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,000,000	3.875	(a)(b)	05/01/2040	1,005,865
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
1,645,203	3.250	*	05/15/2027	658,081
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000	4.250	(e)	01/01/2028	4,222,271
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
875,000	4.000		05/15/2027	874,327
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
750,000	5.000		09/01/2026	752,364
500,000	5.000		09/01/2027	503,710
500,000	5.000		09/01/2028	505,417
1,600,000	5.000		09/01/2030	1,617,865
1,000,000	5.000		09/01/2031	1,009,864
1,000,000	5.000		09/01/2032	1,009,001
1,035,000	5.000		09/01/2033	1,042,072
1,150,000	5.000		09/01/2034	1,154,873
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa3/A-)
900,000	4.000		09/01/2041	872,270
4,100,000	5.000		09/01/2046	4,156,471
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
650,000	4.000		11/01/2041	615,118
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000		05/15/2041	368,254
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
3,025,000	5.000		10/01/2041	3,132,056
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (Aa2/AA-)
1,380,000	5.000		10/01/2037	1,665,295
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000	4.000	(d)	10/01/2042	340,720
Illinois Finance Authority RB The University of Chicago Series 2024A (Aa2/AA-)
625,000	5.250		04/01/2041	724,157
735,000	5.250		04/01/2042	847,926
900,000	5.250		04/01/2043	1,033,980
1,300,000	5.250		04/01/2044	1,485,143
1,600,000	5.250		04/01/2045	1,817,961
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BBB-)
1,000,000	5.000		12/01/2049	946,485

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series 2024 (NR/BBB+)
$1,000,000	5.000%		08/01/2029	$1,070,213
Illinois Housing Development Authority RB 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000	4.250		10/01/2039	3,834,256
3,000,000	4.700		10/01/2044	3,082,888
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/AA-)
1,230,000	5.000		01/01/2036	1,331,682
5,290,000	4.000		01/01/2038	5,382,013
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/AA-)
5,985,000	5.000		01/01/2027	6,290,800
9,605,000	5.000		01/01/2028	10,291,990
11,500,000	5.000		01/01/2029	12,542,390
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds Series 2021 (NR/BBB+)
1,500,000	5.000		06/15/2030	1,606,864
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
4,160,000	5.000		06/15/2027	4,182,889
Illinois Sports Facilities Authority Sports Facilities Refunding Bonds Series 2021 (NR/BBB+)
480,000	5.000		06/15/2032	511,809
Illinois State GO Bonds Series 2017 A (A3/A-)
375,000	4.500		12/01/2041	379,706
Illinois State GO Bonds Series 2017 D (A3/A-)
2,000,000	5.000		11/01/2025	2,043,418
13,250,000	5.000		11/01/2026	13,850,174
24,005,000	5.000		11/01/2028	25,494,983
Illinois State GO Bonds Series 2018 A (A3/A-)
16,380,000	5.000		05/01/2031	17,426,807
1,760,000	5.000		05/01/2042	1,819,528
1,760,000	5.000		05/01/2043	1,815,973
Illinois State GO Bonds Series 2019 A (A3/A-)
8,000,000	5.000		11/01/2024	8,010,026
Illinois State GO Bonds Series 2019 C (A3/A-)
3,980,000	4.000		11/01/2042	3,930,985
Illinois State GO Bonds Series 2020 (A3/A-)
1,525,000	5.500		05/01/2039	1,676,080
4,240,000	5.750		05/01/2045	4,659,661
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000	4.000		02/01/2031	1,207,495
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
2,340,000	5.000		10/01/2031	2,501,594
Illinois State Taxable Pension Funding GO Bonds Series 2003 (A3/A-)
11,454,118	5.100		06/01/2033	11,633,908
Illinois State Toll Highway Authority Toll Highway Senior RB 2019 Series C (Aa3/AA-)
5,000,000	5.000		01/01/2025	5,021,685
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (NATL) (Baa2/A)
2,000,000	0.000	(g)	06/15/2034	1,414,241
1,860,000	0.000	(g)	06/15/2038	1,105,933

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
$4,050,000	5.000%		06/15/2029	$4,309,196
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
8,310,000	4.000		12/15/2026	8,534,943
1,725,000	4.000		12/15/2027	1,790,365
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/A)
6,920,000	0.000	(g)	12/15/2032	5,196,227
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
1,370,000	0.000	(g)	12/15/2031	1,068,629
2,190,000	0.000	(g)	06/15/2033	1,609,807
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
2,000,000	0.000	(g)	12/15/2056	478,071
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
18,150,000	0.000	(g)	12/15/2056	4,393,507
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000	5.000		12/15/2028	2,114,678
300,000	5.000		12/15/2032	314,910
600,000	5.000		12/15/2033	629,049
500,000	5.000		12/15/2034	523,572
1,260,000	0.000	(i)	12/15/2037	980,834
3,500,000	0.000	(i)	12/15/2042	2,651,396
3,850,000	0.000	(i)	12/15/2047	2,861,842
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000	4.000		06/15/2052	5,058,422
Regional Transportation Authority Illinois GO Bonds Series 2016 A (Aa3/AA)
2,730,000	4.000		06/01/2046	2,663,613
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
4,430,000	5.000		07/01/2029	4,708,732
Sales Tax Securitization Corp Bonds Series 2018C (NR/AA-)
2,705,000	5.000		01/01/2026	2,784,151
Sales Tax Securitization Corp. Bonds Series 2018C (NR/AA-)
4,180,000	5.000		01/01/2025	4,197,860
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/AA-)
2,240,000	5.000		01/01/2025	2,249,571
3,535,000	5.000		01/01/2026	3,638,438
4,000,000	5.000		01/01/2027	4,203,481
10,905,000	5.000		01/01/2028	11,684,971
485,000	5.000		01/01/2029	528,962
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/AA-)
2,000,000	5.000		01/01/2026	2,058,522
7,500,000	5.000		01/01/2029	8,179,820

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C (Forward Delivery) (NR/AA-)
$1,000,000	5.000%		01/01/2035	$1,135,710
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C Forward Delivery (NR/AA-)
100,000	5.000		01/01/2036	112,891
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (A3/AA)
1,000,000	4.000		01/01/2032	1,034,111
325,000	4.000		01/01/2033	335,285
475,000	4.000		01/01/2034	489,174
420,000	4.000		01/01/2035	431,533
470,000	4.000		01/01/2037	478,923
Southwestern Ill Dev Authority Local Govt Revenue Bonds Edwardsville Cusd #7 2007 (AGM) (NR/AA)
6,055,000	0.000	(g)	12/01/2025	5,841,753
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (A1/AA)
4,000,000	3.500		03/01/2030	4,006,064
State of Illinois GO Bonds Series 2016 (A3/A-)
1,115,000	3.500		06/01/2031	1,100,034
State of Illinois GO Bonds Series 2017 A (A3/A-)
1,455,000	4.250		12/01/2040	1,465,133
State of Illinois GO Bonds Series 2017 D (A3/A-)
925,000	3.250		11/01/2026	926,733
State of Illinois GO Bonds Series 2017C (A3/A-)
12,830,000	5.000		11/01/2029	13,589,277
State of Illinois GO Bonds Series 2017D (A3/A-)
10,000,000	5.000		11/01/2027	10,657,073
State of Illinois GO Bonds Series 2019B (A3/A-)
2,000,000	4.000		11/01/2034	2,037,001
State of Illinois GO Bonds Series 2020D (A3/A-)
5,425,000	5.000		10/01/2024	5,425,000
State of Illinois GO Bonds Series 2021A (A3/A-)
4,195,000	4.000		03/01/2041	4,181,380
State of Illinois GO Bonds Series 2022A (A3/A-)
875,000	5.500		03/01/2047	963,100
State of Illinois GO Bonds Series 2023B (A3/A-)
3,000,000	5.500		05/01/2047	3,307,059
State of Illinois GO Bonds Series of May 2024B (A3/A-)
7,220,000	5.000		05/01/2040	8,010,079
6,415,000	5.000		05/01/2041	7,084,190
State of Illinois GO Bonds, Series of May 2023B (A3/A-)
1,760,000	5.250		05/01/2038	1,961,187
2,195,000	5.250		05/01/2039	2,436,666
2,700,000	5.250		05/01/2040	2,986,295
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
500,000	5.000		10/01/2028	541,045
State of Illinois GO Refunding Bonds Series of October 2024 (A3/A-)
3,350,000	5.000	(c)	02/01/2039	3,744,519
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
1,500,000	4.000		12/01/2033	1,518,641
10,700,000	4.250		12/01/2037	10,831,052
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (A3/A-)
5,100,000	5.000		10/01/2027	5,426,712

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/AA)
$5,580,000	4.000%		06/15/2028	$5,644,546
State of Illinois Sales Tax RB Junior Obligation Series C (NR/A)
16,365,000	5.000		06/15/2044	17,843,450
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba2/NR)
2,200,000	5.625	(d)	03/01/2043	2,279,007
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)
265,000	4.000	(d)	01/01/2031	262,026
1,050,000	5.000	(d)	01/01/2045	1,050,556
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
2,690,000	5.000		01/01/2030	2,729,308
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,200,000	4.250		01/01/2029	1,186,869
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000		12/30/2027	3,296,687
3,235,000	5.000		12/30/2028	3,564,510
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
210,000	4.125		10/01/2041	191,107
1,420,000	4.125		10/01/2046	1,247,487
Will County Community High School District No. 210 Lincoln- Way GO Refunding Bonds Series 2020 (AGM) (A1/AA)
650,000	4.000		01/01/2034	656,706

				1,044,155,029

Indiana - 0.7%

City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000		09/01/2038	1,509,529
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
2,550,000	4.875	(d)	01/01/2044	2,676,820
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
1,550,000	5.125		06/01/2058	1,617,129
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
540,000	5.000		09/15/2034	560,958
680,000	5.000		09/15/2039	695,020
445,000	4.000		09/15/2044	397,108
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (B1/BB-)
4,915,000	4.125		12/01/2026	4,991,898
Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000	5.000		10/01/2035	1,445,621
1,000,000	5.000		10/01/2036	1,150,328
1,000,000	5.000		10/01/2037	1,147,179
75,000	5.000		10/01/2038	85,752

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)

Indiana Finance Authority First Lien Wastewater Utility RB Refunding for CWA Authority Project Series 2024A forward Delivery (Aa3/AA)
$1,000,000	5.000%		10/01/2040	$1,143,132
1,500,000	5.000		10/01/2041	1,701,339
1,700,000	5.000		10/01/2043	1,908,079
1,600,000	5.000		10/01/2044	1,789,457
1,250,000	5.000		10/01/2045	1,393,490
Indiana Finance Authority First Lien Wastewater Utility RB Series 2015A (NR/AA)
16,825,000	5.000		10/01/2045	16,825,000
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
800,000	5.000		03/01/2039	888,834
925,000	5.000		03/01/2040	1,018,843
600,000	5.000		03/01/2041	657,694
4,000,000	4.250		03/01/2049	3,942,386
Indiana Finance Authority RB for BHI Senior Living Series 2016A (NR/NR)
1,675,000	5.250		11/15/2046	1,702,713
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/BBB+)
2,300,000	2.100	(a)(b)	11/01/2049	2,230,482
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
185,000	4.000		07/01/2030	183,442
300,000	5.000		07/01/2040	303,740
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Baa3/NR)
2,110,000	3.000		11/01/2030	2,051,367
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Baa3/NR)
2,350,000	3.000		11/01/2030	2,284,697
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
350,000	1.990		11/15/2024	348,702
360,000	2.450		11/15/2025	349,994
465,000	2.520		11/15/2026	443,183
610,000	2.920		11/15/2027	576,485
850,000	3.210		11/15/2028	796,737
880,000	3.260		11/15/2029	811,243
670,000	3.300		11/15/2030	605,297
South Bend Redevelopment Authority Lease Rental RB of 2024 (NR/AA)
2,850,000	4.000		08/01/2039	2,867,917
2,855,000	4.000		08/01/2040	2,867,494
3,080,000	4.000		08/01/2041	3,063,062
3,210,000	4.000		08/01/2042	3,168,813
1,400,000	4.250		08/01/2043	1,410,085
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A-)
1,300,000	4.000		09/01/2033	1,339,035

				74,950,084

Iowa - 0.5%

City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
11,195,000	5.000		05/01/2042	10,975,681
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000	4.000		06/01/2031	1,092,671

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)

City of Waterloo Black Hawk County Iowa GO Capital Loan Notes Series 2024D (Aa2/NR)
$3,650,000	4.500%		06/01/2027	$3,753,585
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aaa/AA+)
5,800,000	4.000	(a)(b)(e)	12/01/2050	6,365,233
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
1,700,000	4.000		05/15/2055	1,441,447
2,300,000	5.000		05/15/2055	2,302,750
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
3,825,000	5.000		05/15/2047	3,836,475
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
7,175,000	5.000		05/15/2043	7,230,309
5,400,000	5.000		05/15/2048	5,421,796
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000	4.500		07/01/2044	5,850,661
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
925,000	5.375		10/01/2052	969,003
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (NR/BBB+)
825,000	4.000		06/01/2049	831,528

				50,071,139

Kansas - 0.2%

City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
825,000	4.000		06/01/2036	814,714
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,750,000	6.500		12/01/2052	1,859,940
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,060,000	5.000		05/15/2025	1,058,335
City of Wichita Health Care Facilities RB Presbyterian Manors, Inc. Series III, 2019 (NR/NR)
1,110,000	5.000		05/15/2026	1,109,423
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000	4.000		09/01/2036	3,650,371
Unified School District No. 500 Wyandotte County GO Improvement Bonds Series 2016-A (Aa3/AA-)
15,850,000	5.250	(e)	09/01/2026	16,674,040

				25,166,823

Kentucky - 1.4%

City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)
1,925,000	4.450	(d)	01/01/2042	1,934,318
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)
1,840,000	3.700	(d)	01/01/2032	1,819,657
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY, LLC Project Series 2022A (NR/NR)
525,000	4.700	(d)	01/01/2052	526,270

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)

County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
$4,525,000	2.125%		10/01/2034	$3,694,431
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
6,100,000	2.000		02/01/2032	5,190,203
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,000,000	3.875	(a)(b)	06/01/2040	1,009,639
Fayette County School District Finance Corp. School Building RB Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000	4.000		03/01/2045	4,118,174
4,400,000	4.000		03/01/2048	4,276,296
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
280,000	4.000		03/01/2046	254,956
330,000	4.000		03/01/2049	295,469
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
3,200,000	4.000		06/01/2037	3,214,259
400,000	4.000		06/01/2045	389,972
Kentucky Economic Development Finance Authority RB Series 2019A-2 (A3/A-)
1,675,000	5.000		08/01/2044	1,746,034
Kentucky Interlocal School Transportation Association Kista Equipment Lease Certificates of Participation Series of 2024 (ST INTERCEPT) (Aa3/NR)
1,070,000	4.000		03/01/2026	1,084,334
1,000,000	4.000		03/01/2027	1,026,451
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000	4.000		10/01/2034	2,014,876
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000		10/01/2033	14,261,241
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000		05/15/2038	10,059,066
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
3,600,000	5.000		10/01/2040	3,982,074
2,455,000	5.000		10/01/2041	2,694,248
830,000	5.000		10/01/2042	905,791
Louisville Jefferson County Metro Government Health System RB Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000	5.000		10/01/2033	2,180,969
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (A1/NR)
32,050,000	4.000	(a)(b)	12/01/2050	32,358,449
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (A1/NR)
17,730,000	4.000	(a)(b)	08/01/2052	18,200,384
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023 Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000	5.250	(a)(b)	04/01/2054	6,390,265

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)

Public Energy Authority of Kentucky Gas Supply RR Bonds 2024 Series B (A1/NR)
$14,000,000	5.000	%(a)(b)	01/01/2055	$15,308,766
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
3,260,000	4.000		04/01/2026	3,277,427

				142,214,019

Louisiana - 1.8%

Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
1,150,000	4.000		12/01/2024	1,148,222
4,155,000	5.000		12/01/2025	4,157,676
3,555,000	5.000		12/01/2027	3,601,218
1,600,000	5.000		12/01/2028	1,626,250
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (NR/AA)
310,000	4.000		06/01/2036	319,860
285,000	4.000		06/01/2037	292,552
310,000	4.000		06/01/2038	316,678
400,000	4.000		06/01/2039	407,172
Lake Charles Harbor & Terminal District RB Series 2021 (A3/NR) (PUTABLE)
17,000,000	1.000	(a)(b)	12/01/2051	16,910,187
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
2,540,000	3.750	(d)	06/01/2030	2,482,210
5,070,000	4.375	(d)	06/01/2048	4,531,402
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
245,000	2.375		06/01/2026	238,340
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
1,935,000	5.000		08/15/2026	2,013,439
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
1,690,000	6.500	(d)	06/15/2038	1,776,337
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)
16,840,000	5.000	(d)	04/01/2035	17,166,492
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/ BBB+)
18,260,000	3.500		11/01/2032	17,961,708
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007A (A3/NR)
7,110,000	4.150		09/01/2027	7,245,999
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013A (NON-AMT) (A3/NR) (PUTABLE)
6,325,000	4.200	(a)(b)	09/01/2033	6,441,623

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)

Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013C (NON-AMT) (A3/NR) (PUTABLE)
$7,900,000	4.200	%(a)(b)	09/01/2034	$8,043,493
Louisiana Public Facilities Authority RB for Geo Academies Mid- City Project Series 2022 (NR/NR)
320,000	5.625	(d)	06/01/2037	334,622
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
400,000	6.000	(d)	06/01/2037	404,680
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000	3.000		06/01/2050	2,874,477
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A)
1,295,000	4.000		06/01/2050	1,238,676
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000	4.000		07/01/2044	878,601
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
1,625,000	4.000		10/01/2036	1,637,623
1,000,000	4.000		10/01/2037	1,006,110
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000		05/15/2042	3,697,461
600,000	5.000		05/15/2046	613,872
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000	4.000	(d)	06/01/2031	826,822
1,235,000	4.000	(d)	06/01/2041	1,045,042
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
490,000	4.000	(d)	06/01/2031	465,681
1,225,000	4.000	(d)	06/01/2041	1,036,581
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
2,400,000	5.000		05/15/2042	2,464,024
Louisiana Public Facilities Authority Senior Lien RB for I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
11,400,000	5.500		09/01/2054	12,565,238
28,485,000	5.500		09/01/2059	31,215,165
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt Series 2023A (A2/NR)
2,250,000	5.000		07/01/2035	2,558,310
1,400,000	5.000		07/01/2036	1,583,551
200,000	5.000		07/01/2037	225,640
1,425,000	5.000		07/01/2038	1,604,423
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)
7,210,000	4.050	(a)(b)	06/01/2037	7,286,891
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (Baa3/BBB-) (PUTABLE)
21,235,000	2.200	(a)(b)	06/01/2037	20,799,999

				193,044,347

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – 0.3%

City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/A-)
$800,000	3.000%	01/01/2027	$799,253
300,000	5.000	01/01/2028	321,096
225,000	5.000	01/01/2029	245,321
270,000	5.000	01/01/2030	298,889
370,000	5.000	01/01/2031	408,471
810,000	5.000	01/01/2032	887,430
890,000	5.000	01/01/2033	972,236
620,000	5.000	01/01/2034	676,283
City of Portland, Maine General Airport Refunding RB Series 2016 (NON-AMT) (Baa1/A-)
1,295,000	5.000	01/01/2038	1,313,703
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
500,000	5.000	12/01/2024	500,861
450,000	5.000	12/01/2025	458,732
1,530,000	5.000	12/01/2026	1,574,335
1,500,000	5.000	12/01/2027	1,567,084
1,000,000	5.000	12/01/2028	1,052,278
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
200,000	4.000	07/01/2045	194,362
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
6,785,000	4.000	07/01/2050	6,417,680
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (Aa3/AA)
500,000	2.500	07/01/2029	497,722
Maine Health and Higher Educational Facilities Authority RB Series 2024A (AGC) (Aa3/AA)
3,775,000	4.250	07/01/2054	3,754,082
Maine State Housing Authority Mortgage Purchase Bonds 2022 Series F (Aa1/AA+)
2,000,000	4.850	11/15/2042	2,052,051
2,110,000	4.950	11/15/2047	2,144,211
Maine State Housing Authority Mortgage Purchase Bonds 2024 Series B (Aa1/AA+)
3,700,000	4.650	11/15/2049	3,754,243
Maine State Housing Authority Mortgage Purchase Bonds 2024 Series C (HUD SECT 8) (Aa1/AA+)
5,045,000	4.550	11/15/2044	5,159,696

			35,050,019

Maryland - 1.0%

Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
155,000	4.000	01/01/2036	157,103
900,000	4.000	01/01/2039	903,841
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	428,368
650,000	4.500	09/01/2033	654,031
City of Baltimore Project RB for Stormwater Projects Series 2019A (Aa2/AA-)
4,465,000	5.000	07/01/2049	4,704,343

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)

City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)
$125,000	2.800	%(d)	06/01/2025	$124,079
135,000	2.850	(d)	06/01/2026	133,254
175,000	2.950	(d)	06/01/2027	171,954
190,000	3.050	(d)	06/01/2028	184,792
200,000	3.150	(d)	06/01/2029	193,225
300,000	3.375	(d)	06/01/2029	291,070
200,000	3.200	(d)	06/01/2030	191,177
200,000	3.250	(d)	06/01/2031	190,715
250,000	3.300	(d)	06/01/2032	237,211
270,000	3.350	(d)	06/01/2033	252,515
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
945,000	4.000		07/01/2029	947,226
City of Gaithersburg Economic Development Project RB for Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000	5.000		01/01/2037	1,733,115
Community Development Administration Maryland Department of Housing and Community Development RB Series 2024 D (NON-AMT) (FHA 542(C)) (Aa2/NR)
8,250,000	4.450		07/01/2044	8,375,039
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000		01/01/2038	441,191
370,000	4.000		01/01/2039	369,652
1,330,000	4.000		01/01/2040	1,317,034
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000		01/01/2032	631,133
530,000	4.000		01/01/2033	542,533
450,000	4.000		01/01/2034	459,948
150,000	4.000		01/01/2035	152,663
1,380,000	4.000		01/01/2037	1,392,653
1,045,000	4.000		01/01/2038	1,051,774
1,725,000	4.000		01/01/2040	1,726,853
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
355,000	5.700		07/01/2029	355,784
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750		07/01/2039	1,307,720
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
235,000	4.000		07/01/2040	224,985
Hagerstown Stadium Authority Multi-Use Sports and Events Facility Lease RB Series 2022A (Aa2/NR)
1,990,000	5.000		06/01/2040	2,199,083
2,085,000	5.000		06/01/2041	2,295,542
2,190,000	5.000		06/01/2042	2,400,833
Howard County Consolidated Public Improvement Refunding Bonds 2017 Series D (Aaa/AAA)
2,355,000	5.000		02/15/2027	2,500,440
Maryland Economic Development Corp. Adjustable Mode Revenue Refunding Bonds for Constellation Energy Group Inc. Project Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000	4.100	(a)(b)	10/01/2036	1,672,318

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)

Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
$3,150,000	5.000%		11/12/2028	$3,227,275
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000	5.000		06/01/2049	1,028,789
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
5,460,000	3.997		04/01/2034	4,467,376
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
12,975,000	5.500		01/01/2046	13,209,371
Maryland Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Issue Series 2024 (NR/NR)
1,750,000	5.250		06/01/2042	1,870,479
3,125,000	5.500		06/01/2047	3,347,273
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/BBB+)
390,000	4.000		10/01/2025	391,755
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
800,000	3.250		07/01/2039	671,147
350,000	4.000		07/01/2040	347,491
750,000	4.000		07/01/2045	733,856
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB+)
425,000	4.000		10/01/2027	432,705
440,000	4.000		10/01/2028	449,852
355,000	4.000		10/01/2029	363,831
475,000	4.000		10/01/2030	485,106
795,000	3.000		10/01/2034	728,943
475,000	4.000		10/01/2040	460,032
Maryland Health and Higher Educational Facilities Authority RB Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000	4.000		01/01/2038	858,083
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
650,000	5.500	(d)	05/01/2042	657,059
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/NR)
250,000	5.250	(d)	07/01/2033	261,129
300,000	5.875	(d)	07/01/2043	311,405
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2020B-1 (A2/A)
3,325,000	5.000	(a)(b)	07/01/2045	3,338,581
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
10,300,000	0.000	(g)	05/01/2051	3,090,638
10,300,000	0.000	(g)	05/01/2052	2,936,428
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
3,000,000	5.000		09/01/2032	3,035,665

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)

Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+) – (continued)
$1,250,000	5.000%		09/01/2035	$1,258,429
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
390,000	4.500		06/01/2033	397,756
675,000	4.875		06/01/2042	691,281
Prince George County Special Obligation Bonds Series 2018 (NR/NR)
3,295,000	5.125	(d)	07/01/2039	3,348,310
State of Maryland GO Bonds for State & Local Facilities Loan Series 2022A (Aaa/AAA)
10,000,000	5.000		06/01/2037	11,478,434

				104,793,676

Massachusetts - 1.0%

Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023, Series A (Aa1/AA+)
2,240,000	5.000		05/01/2053	2,437,738
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
33,000,000	5.000		01/01/2049	36,407,993
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000	4.000		07/01/2051	9,860,149
Massachusetts Development Finance Agency RB for CHF Merrimack, Inc. Issue, Merrimack College Student Housing Project Series 2024A (NR/BB)
900,000	5.000	(d)	07/01/2044	944,491
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
5,000,000	5.000		07/15/2036	6,195,169
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)
1,500,000	5.000	(d)	11/15/2028	1,572,651
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
15,575,000	8.500		10/01/2026	15,912,602
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000		12/01/2042	215,974
245,000	5.000		12/01/2042	252,212
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/B)
125,000	5.000	(d)	07/15/2025	125,790
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000	5.000		10/01/2029	468,808
325,000	5.000		10/01/2030	362,599
450,000	5.000		10/01/2031	501,289
400,000	5.000		10/01/2032	441,926
500,000	5.000		10/01/2033	548,697
450,000	5.000		10/01/2034	490,283
Massachusetts Development Finance Agency Sustainability RB for Boston Medical Center Issue Series 2023 G (Baa2/BBB)
665,000	5.000		07/01/2025	673,591

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)

Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-)
$425,000	5.000%		07/01/2038	$430,837
2,250,000	5.000		07/01/2039	2,272,976
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa1/AA+)
3,500,000	5.000		11/15/2039	3,623,605
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2018 Series B (Aa2/AA)
10,735,000	4.000		02/15/2041	10,734,434
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (Aa1/AA+)
4,030,000	4.000		05/01/2039	4,079,815
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2018 Series E (Aa1/AA+)
7,525,000	5.250		09/01/2043	8,052,844
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2022, Series C (Aa1/AA+)
2,760,000	5.000		10/01/2052	2,993,690

				109,600,163

Michigan - 2.2%

City of Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds Series 2024 (NR/BBB+)
7,100,000	5.000		07/01/2048	7,558,377
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
50,843,183	4.000	(b)	04/01/2044	40,526,608
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
275,000	5.000		04/01/2025	276,836
290,000	5.000		04/01/2026	297,823
615,000	5.000		04/01/2027	645,358
645,000	5.000		04/01/2028	688,922
455,000	5.000		04/01/2029	494,018
710,000	5.000		04/01/2030	781,015
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
1,365,000	5.000		04/01/2030	1,501,528
2,280,000	5.000		04/01/2036	2,474,476
250,000	5.000		04/01/2038	269,670
1,500,000	5.000		04/01/2039	1,608,322
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
500,000	2.511		04/01/2025	494,269
675,000	2.711		04/01/2026	655,401
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social Bonds (Baa2/BBB)
1,750,000	5.250		05/01/2025	1,766,728
1,250,000	5.250		05/01/2026	1,290,707
City of Detroit, County of Wayne, State of Michigan Unlimited Tax GO Bonds, Series 2021A (Tax-Exempt) (Social Bonds) (Baa2/BBB)
1,880,000	5.000		04/01/2037	2,034,281
City of Detroit, County of Wayne, UT GO Social Bonds Series 2021A (Tax Exempt) (Baa2/BBB)
1,250,000	5.000		04/01/2035	1,361,365
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114	4.000	(b)	04/01/2044	2,037,454

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)

Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
$11,250,000	4.347	%(f)	07/01/2032	$11,013,652
Great Lakes Water Authority Sewage Disposal System RR Senior Lien Bonds Series 2018B (Aa3/AA-)
5,125,000	5.000		07/01/2029	5,708,095
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
10,525,000	5.250		07/01/2035	10,921,265
Great Lakes Water Authority Water Supply System RR Senior Lien Bonds, Series 2016C (Aa3/AA-)
17,775,000	5.250		07/01/2034	18,468,613
Ivywood Classical Academy Public School Academy Bonds, Series 2023 (NR/NR)
1,000,000	5.875		01/01/2044	1,025,286
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
485,000	4.000		11/15/2031	475,366
Michigan Finance Authority Act 38 Facilities Senior RB for The Henry Ford Health Detroit South Campus Central Utility Plant Project Series 2024 (Green Bonds) (A3/NR)
1,850,000	5.500		02/28/2049	2,108,368
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
645,000	4.000		02/01/2042	558,023
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
3,700,000	4.000		11/15/2050	3,446,298
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000	4.000		02/15/2047	6,254,170
13,070,000	4.000		02/15/2050	12,549,060
Michigan Finance Authority Local Government Loan Program RB for Detroit Water & Sewage Department Water Supply System Project Series 2015C (A1/A+)
3,000,000	5.000		07/01/2034	3,037,628
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A1/A+)
2,100,000	5.000		07/01/2034	2,124,934
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB+)
870,000	3.500		09/01/2030	826,732
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
450,000	4.000		09/01/2045	418,465
475,000	4.000		09/01/2050	429,964
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (NR/BBB+)
6,600,000	5.000		06/01/2040	7,011,193
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB+)
745,000	5.000		06/01/2049	768,726
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
101,825,000	0.000	(g)	06/01/2065	11,942,942

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)

Michigan State Housing Development Authority Rental Housing RB 2024 Series A (NON-AMT) (HUD SECT 8) (NR/AA+)
$1,000,000	4.450%		10/01/2044	$1,015,560
Michigan Strategic Fund Limited Obligation RB DTE Electric Company Exempt Facilities Project, Collateralized Series 2023DT (Aa3/A)
7,350,000	3.875	(a)(b)	06/01/2053	7,450,500
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000	4.250		12/31/2038	24,711,300
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450		09/01/2030	6,472,931
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350		08/01/2029	6,381,741
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
40,075,000	0.000	(g)	06/01/2058	1,255,822
Universal Academy RB Refunding Series 2021 (NR/BBB-)
265,000	2.000		12/01/2026	255,075
500,000	4.000		12/01/2031	494,872
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000	4.000		11/01/2026	2,553,438
2,585,000	4.000		11/01/2027	2,687,771
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (NR/AA)
3,705,000	5.000		05/01/2027	3,840,919
Warren Consolidated Schools GO Bonds Series 2016 (Q-SBLF) (NR/AA)
1,145,000	5.000		05/01/2025	1,158,150
1,215,000	5.000		05/01/2026	1,260,208
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000	2.019		05/01/2025	572,861
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (A1/A)
400,000	5.000		12/01/2033	417,352
1,065,000	5.000		12/01/2034	1,109,881
650,000	5.000		12/01/2035	676,286
800,000	5.000		12/01/2036	830,736
880,000	5.000		12/01/2037	912,649

				229,909,990

Minnesota - 0.3%

City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
1,315,000	4.000		07/01/2031	1,282,613
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000		12/01/2029	2,213,843
2,940,000	2.000		12/01/2030	2,673,365
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
675,000	5.000		05/01/2048	704,733
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BB+)
355,000	3.000		12/01/2030	325,772

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)

Duluth Economic Development Authority Health Care Facilities RB (St. Luke’s Hospital of Duluth Obligated Group) Series 2022A (NR/AA-)
$450,000	5.000%		06/15/2031	$503,574
580,000	5.000		06/15/2033	654,560
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/AA-)
500,000	4.000		06/15/2034	530,960
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250		02/15/2048	2,103,532
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
400,000	3.000		07/01/2025	394,596
360,000	3.000		07/01/2026	349,876
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000	5.000		02/01/2028	375,312
Independent School District No. 709, (Duluth) St. Louis County, Minnesota Full Term Refunding Certificates of Participation, Series 2019B (SD CRED PROG) (Aa1/NR)
375,000	5.000		02/01/2025	377,135
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000		05/01/2047	461,193
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000	4.000		12/01/2026	165,974
165,000	4.000		12/01/2027	166,357
205,000	4.000		12/01/2028	206,798
125,000	4.000		12/01/2029	125,912
250,000	4.000		12/01/2030	250,173
170,000	4.000		12/01/2031	169,155
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (Aa1/NR)
5,650,000	4.000		12/01/2026	5,766,319
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (Aaa/AAA)
1,680,000	3.000		10/01/2029	1,685,379
State of Minnesota GO State Various Purpose Bonds Series 2015A (Aaa/AAA)
5,500,000	5.000		08/01/2035	5,580,849

				27,067,980

Mississippi - 0.2%

Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
9,500,000	2.650	(a)(b)	04/01/2037	9,369,920
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
440,000	5.000	(d)	10/01/2024	440,000
660,000	5.000	(d)	10/01/2025	663,654
750,000	5.000	(d)	10/01/2026	764,283
700,000	5.000	(d)	10/01/2027	719,585
950,000	5.000	(d)	10/01/2028	983,778
700,000	5.000	(d)	10/01/2029	729,325

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)

Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB) – (continued)
$175,000	5.000	%(d)	10/01/2030	$182,325
1,400,000	5.000	(d)	10/01/2031	1,455,903
Mississippi State GO Bonds Series 2015 F (Aa2/AA)
1,000,000	4.000	(e)	11/01/2025	1,014,169

				16,322,942

Missouri - 0.5%

Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+)
1,200,000	4.000		03/01/2041	1,209,096
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500		10/01/2041	609,583
1,060,000	2.625		10/01/2046	690,526
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
1,650,000	5.000		05/15/2041	1,677,905
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
355,000	5.000		09/01/2029	366,945
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
800,000	5.000		02/01/2032	884,241
515,000	5.000		02/01/2033	575,651
555,000	5.000		02/01/2034	625,654
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)
700,000	4.500	(d)	12/01/2029	699,755
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A2/A)
2,000,000	5.000		03/01/2033	2,160,443
3,200,000	5.000		03/01/2034	3,450,756
Kansas City Industrial Development Authority Special Obligation Bonds for Kansas City International Airport Series 2019 A (A2/A)
5,000,000	5.000		03/01/2034	5,273,356
Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000	5.000		05/01/2047	3,959,456
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
2,585,000	5.000		09/01/2043	2,665,454
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
370,000	4.000		08/01/2036	357,926
475,000	4.000		08/01/2041	435,454
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
860,000	5.000		09/01/2027	880,732
1,065,000	5.000		09/01/2031	1,088,789
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
520,000	4.000		02/15/2037	529,690
615,000	4.000		02/15/2039	621,684

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)

Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR) – (continued)
$1,850,000	4.000%		02/15/2044	$1,845,855
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
495,000	3.000		10/01/2026	490,867
875,000	4.000		10/01/2031	871,217
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000		10/01/2030	301,085
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
210,000	5.000		10/01/2026	218,525
210,000	5.000		10/01/2029	230,104
150,000	5.000		10/01/2032	163,375
240,000	4.000		10/01/2034	246,338
125,000	4.000		10/01/2035	127,996
150,000	4.000		10/01/2036	153,581
170,000	4.000		10/01/2037	173,535
145,000	4.000		10/01/2038	146,919
110,000	4.000		10/01/2039	111,041
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
250,000	3.000		05/01/2026	246,710
St. Louis Municipal Finance Corp. Leasehold RB for Convention Center Expansion and Improvement Projects Series 2020 (AGM) (A1/AA)
6,000,000	5.000		10/01/2049	6,259,734
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (Baa1/A-) (PUTABLE)
4,250,000	3.500	(a)(b)	05/01/2038	4,233,283
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/NR)
460,000	4.000		02/15/2038	466,935
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)
2,515,000	4.000	(a)(b)	05/01/2051	2,559,257
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
1,500,000	5.000	(d)	06/01/2046	1,523,310
1,125,000	5.000	(d)	06/01/2054	1,131,726
The Industrial Development Authority of The City of Kansas City, Missouri Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project) Series 2019B (AGM) (A1/AA)
2,775,000	5.000		03/01/2049	2,866,470
The Industrial Development Authority of The City of Lee’s Summit Missouri Senior Living Facilities RB John Knox Village Series 2024B-1 (NR/NR)
1,155,000	4.825		08/15/2047	1,161,636
The Industrial Development Authority of The City of Lee’s Summit Missouri Senior Living Facilities RB John Knox Village Series 2024B-2 (NR/NR)
1,160,000	4.325		08/15/2047	1,166,699

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)

The Industrial Development Authority of the City of St. Louis Missouri Tax Increment and Special District RB Union Station Phase 2 Redevelopment Project Series 2024A (NR/NR)
$375,000	4.875%		06/15/2034	$384,080
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)
1,000,000	5.000	(d)	10/01/2033	1,009,566

				56,852,940

Montana - 0.0%

City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000		07/01/2029	612,594
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (A3/NR)
3,875,000	3.875		07/01/2028	3,978,245

				4,590,839

Nebraska - 0.1%

Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000		01/01/2033	421,641
2,000,000	4.000		01/01/2035	2,012,281
1,250,000	4.000		01/01/2036	1,254,019
1,185,000	4.000		01/01/2037	1,182,436
1,500,000	4.000		01/01/2038	1,483,768
2,000,000	4.000		01/01/2039	1,971,415

				8,325,560

Nevada - 0.6%

City of Las Vegas Nevada Special Improvement District No. 613 Sunstone Phases III and IV Local Improvement Bonds Series 2024 (NR/NR)
550,000	5.250		12/01/2047	571,963
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
195,000	3.500		06/01/2025	193,836
180,000	3.500		06/01/2026	178,547
190,000	3.500		06/01/2027	187,498
140,000	3.500		06/01/2028	137,087
155,000	3.500		06/01/2029	150,275
160,000	3.250		06/01/2030	150,470
290,000	3.250		06/01/2031	268,405
390,000	3.500		06/01/2032	362,115
435,000	3.500		06/01/2033	399,349
935,000	3.500		06/01/2034	848,836
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
415,000	2.750		06/01/2033	365,042
730,000	2.750		06/01/2036	610,316
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
230,000	4.250		06/01/2034	228,967
230,000	4.625		06/01/2043	227,660
365,000	4.625		06/01/2049	354,498
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Baa2/NR)
930,000	2.750	(d)	06/15/2028	909,416

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)

Clark County Pollution Control Refunding RB for Nevada Power Company Projects Series 2017 (A2/A) (PUTABLE)
$1,300,000	3.750	%(a)(b)	01/01/2036	$1,303,486
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000	5.000		06/15/2030	4,047,053
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
615,000	5.000		06/15/2033	683,485
850,000	5.000		06/15/2034	942,965
855,000	4.000		06/15/2038	873,264
950,000	4.000		06/15/2039	968,853
700,000	4.000		06/15/2040	712,348
Clark County School District, Nevada GO (Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000	5.000		06/15/2030	118,573
105,000	5.000		06/15/2032	116,835
Clark County, Nevada Airport System Subordinate Lien Refunding RB (McCarran International Airport) Series 2019A (NON-AMT) (Aa2/AA-)
2,600,000	5.000		07/01/2026	2,708,342
Director of The State of Nevada Department of Business and Industry RB for Brightline West Passenger Rail Project Series 2020A-4 (NR/NR)
1,400,000	8.125	(a)(b)	01/01/2050	1,441,887
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
1,625,000	4.000		09/01/2035	1,520,890
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,230,000	4.000		09/01/2025	1,231,346
Humboldt County Pollution Control Refunding RB for Sierra Pacific Power Company Projects Series 2016A (NON-AMT) (A3/A)
3,000,000	3.550		10/01/2029	3,065,052
Humboldt County Pollution Control Refunding RB for Sierra Pacific Power Company Projects Series 2016B (NON-AMT) (A3/A)
2,845,000	3.550		10/01/2029	2,892,574
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
5,770,000	4.000		07/01/2049	5,506,541
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/AA-)
1,180,000	5.000		07/01/2026	1,231,759
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/AA-)
640,000	5.000		07/01/2026	668,073
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/AA-)
2,685,000	5.000		07/01/2043	2,811,420
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/AA-)
1,195,000	5.000		07/01/2027	1,273,558
Las Vegas Valley Water District GO LT Water Refunding Bonds Series 2021C (Aa1/AA)
7,305,000	5.000		06/01/2025	7,404,820
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000	5.000		11/01/2026	5,066,171

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)

Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
$1,700,000	5.000%		07/01/2040	$1,773,485
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (NON-AMT) (A3/A) (PUTABLE)
3,845,000	3.625	(a)(b)	03/01/2036	3,874,789
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016G (NON-AMT) (A3/A) (PUTABLE)
2,000,000	3.625	(a)(b)	03/01/2036	2,015,495

				60,397,344

New Hampshire - 0.9%

National Finance Authority Health Care Facilities RB Novant Health Obligated Group Series 2024B (Aa2/A/A-1)
22,250,000	4.100	(a)(b)	11/01/2064	22,250,000
National Finance Authority Hospital RB Series 2021B (AGM) (A1/AA)
3,500,000	3.000		08/15/2046	2,913,084
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (Baa1/A-)
8,635,000	4.000		12/01/2028	8,782,766
National Finance Authority Special RB Caldwell Ranch Project Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
3,000,000	4.875	(d)	12/01/2033	3,008,288
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
4,700,000	4.000		01/01/2041	4,414,366
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015A (Aa1/AAA)
2,410,000	3.300	(a)(b)	06/01/2040	2,437,345
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015B (Aa1/AAA)
5,900,000	3.300	(a)(b)	06/01/2040	5,966,945
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
8,710,000	5.000		08/01/2032	9,166,157
1,135,000	5.000		08/01/2033	1,192,531
4,200,000	5.000		08/01/2034	4,413,542
7,085,000	5.000		08/01/2035	7,433,398
5,430,000	5.000		08/01/2036	5,688,408
5,975,000	5.000		08/01/2037	6,249,518
5,945,000	5.000		08/01/2038	6,197,418
2,535,000	5.000		08/01/2039	2,633,617
2,790,000	5.000		08/01/2040	2,883,984
New Hampshire Health and Education Facilities Authority RB, Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000	5.000		06/01/2028	2,437,014

				98,068,381

New Jersey - 3.9%

Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (A2/AA)
250,000	5.000		03/01/2026	257,418
Atlantic County Improvement GO Lease RB for Stockton University Atlantic City Campus Project Series 2021A (AGM) (A1/AA)
3,840,000	4.000		07/01/2053	3,718,291

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)

City of Hoboken GO Bonds for Open Space Bonds and General Improvement Bonds and Parking Utility Bonds Series 2022 (NR/AA+)
$1,455,000	3.000%		02/15/2049	$1,242,506
1,455,000	3.000		02/15/2050	1,232,654
Essex County Improvement Authority RB for Friends of TEAM Academy Charter School Obligated Group Series 2021 (NR/BBB)
470,000	4.000		06/15/2038	472,102
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000		09/01/2034	1,058,954
1,350,000	3.000		09/01/2035	1,277,035
1,350,000	3.000		09/01/2036	1,257,654
1,350,000	3.000		09/01/2037	1,250,683
1,350,000	3.000		09/01/2038	1,231,346
1,100,000	3.000		09/01/2039	992,563
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/BB-)
500,000	5.000		07/01/2032	507,770
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (A2/A-)
4,000,000	5.500	(e)	12/15/2026	4,269,950
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (A2/A-)
5,805,000	5.000		06/15/2028	6,295,005
10,295,000	5.000		06/15/2029	11,218,373
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (A1/AA)
1,300,000	5.000		06/01/2042	1,334,843
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (A2/A-)
9,340,000	5.000		06/15/2029	10,177,718
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000	3.000		06/01/2032	772,220
1,545,000	5.000		06/01/2032	1,622,928
New Jersey Economic Development Authority School Facilities Construction Bonds 2016 Series AAA (A2/A-)
6,415,000	5.000	(e)	12/15/2026	6,779,396
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS (A2/A-)
1,610,000	5.250		06/15/2036	1,901,917
1,675,000	5.250		06/15/2038	1,950,625
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A2/A-)
1,465,000	5.250		06/15/2037	1,716,322
1,675,000	5.250		06/15/2039	1,939,586
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB-)
5,250,000	5.250		09/15/2029	5,256,060
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (Ba3/BB-)
1,100,000	5.625		11/15/2030	1,107,344

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)

New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
$4,040,000	5.000%		10/01/2047	$4,119,078
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (A2/A-)
5,380,000	5.000		06/15/2037	5,623,907
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/A-)
10,325,000	5.375		01/01/2043	10,334,665
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (A1/A+) (PUTABLE)
4,850,000	3.750	(a)(b)	11/01/2034	4,903,801
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Caa1/BB)
1,600,000	4.000		07/01/2042	1,172,681
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
1,250,000	3.000		07/01/2040	1,086,298
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
4,375,000	4.125		07/01/2054	4,324,618
6,560,000	5.250		07/01/2054	7,304,378
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (HUD SECT 8) (NR/AA-)
2,555,000	0.750		11/01/2024	2,547,513
1,910,000	0.900		11/01/2025	1,847,021
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AMBAC) (A2/A-)
19,370,000	0.000	(g)	12/15/2036	12,536,322
New Jersey State Turnpike Authority RB Series 2015 E (A1/AA-)
1,675,000	5.000		01/01/2032	1,681,022
5,000,000	5.000		01/01/2045	5,017,975
New Jersey Transportation Trust Fund Authority Bonds Series 2006 C (AMBAC) (A2/A-)
290,000	0.000	(g)	12/15/2025	279,483
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
2,200,000	5.000		06/15/2027	2,280,576
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (A2/A-)
4,805,000	0.000	(g)	12/15/2035	3,245,861
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A2/A-)
3,000,000	0.000	(g)	12/15/2035	2,026,552
11,270,000	0.000	(g)	12/15/2038	6,623,816
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-)
9,735,000	0.000	(g)	12/15/2026	9,127,000
1,325,000	0.000	(g)	12/15/2031	1,044,570

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)

New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-) – (continued)
$5,000,000	0.000	%(g)	12/15/2036	$3,236,015
1,495,000	0.000	(g)	12/15/2037	924,638
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A2/A-)
755,000	5.000		06/15/2046	759,897
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A2/A-)
20,405,000	0.000	(g)	12/15/2031	16,086,386
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (A2/A-)
26,425,000	0.000	(g)	12/15/2036	17,102,339
33,225,000	0.000	(g)	12/15/2037	20,602,607
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A2/A-)
230,000	0.000	(g)	12/15/2033	168,121
30,275,000	0.000	(g)	12/15/2038	17,793,792
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (A2/A-)
1,620,000	5.000		12/15/2039	1,741,129
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/ A+)
735,000	5.000		06/15/2030	758,716
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A2/A-)
2,905,000	4.000		12/15/2031	3,004,143
2,070,000	5.000		12/15/2032	2,233,920
7,775,000	5.000		12/15/2034	8,345,563
8,840,000	5.000		12/15/2035	9,460,738
3,455,000	5.000		12/15/2036	3,686,823
2,410,000	4.250		12/15/2038	2,465,469
New Jersey Transportation Trust Fund Authority RB Series 2016 (A3/A+)
2,435,000	5.000		06/15/2030	2,513,570
New Jersey Transportation Trust Fund Authority RB Series 2018 (A2/A-)
8,320,000	5.000		12/15/2033	8,956,687
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A2/A-)
120,000	3.000		06/15/2050	97,488
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2019 Series BB (A2/A-)
1,645,000	5.000		06/15/2032	1,778,129
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A2/A-)
4,600,000	4.000		06/15/2045	4,617,414
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
4,675,000	4.250		06/15/2044	4,780,715
New Jersey Transportation Trust Fund Authority Transportation Program Notes 2014 Series BB-1 (A2/A-)
3,260,000	5.000		06/15/2032	3,523,830
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (A2/A-)
1,320,000	5.000		06/15/2030	1,435,414

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)

New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (A2/A-)
$3,060,000	5.000%		06/15/2034	$3,288,738
10,000,000	5.000		06/15/2037	10,657,497
3,000,000	5.250		06/15/2043	3,204,426
10,000,000	4.500		06/15/2049	10,181,283
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (A2/A-)
2,000,000	4.000		06/15/2044	2,008,370
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (A2/A-)
6,255,000	0.000	(g)	12/15/2032	4,742,560
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A2/A-)
3,190,000	0.000	(g)	12/15/2029	2,717,647
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2019 Series A (A2/A-)
2,500,000	5.000		12/15/2032	2,750,417
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A2/A-)
4,550,000	4.250		06/15/2040	4,712,128
2,000,000	5.250		06/15/2041	2,281,055
3,000,000	5.250		06/15/2042	3,406,894
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
3,000,000	4.000		01/01/2043	3,015,307
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,400,000	4.500		01/01/2048	1,455,240
4,725,000	5.250		01/01/2052	5,287,983
New Jersey Turnpike Authority Turnpike RB Series 2024 C (A1/AA-)
16,750,000	5.000	(c)	01/01/2045	18,784,624
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.375		07/01/2053	945,154
Salem County Pollution Control Financing Authority Pollution Control RB for Philadelphia Electric Company Project 1993 Series A (Baa1/BBB+)
2,740,000	4.450		03/01/2025	2,746,934
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (A3/NR)
1,020,000	5.000		01/01/2037	1,062,400
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A3/NR)
5,585,000	5.000		01/01/2048	5,710,596
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A1/AA)
725,000	5.000		11/01/2033	787,677
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
16,445,000	5.000		06/01/2046	16,587,675
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
6,455,000	6.750	(d)	12/01/2041	4,301,915

				404,678,463

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – 0.3%

City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series B (NON-AMT) (Baa2/BBB) (PUTABLE)
$2,975,000	3.875	%(a)(b)	06/01/2040	$3,072,383
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
2,570,000	3.875	(a)(b)	06/01/2040	2,654,126
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series E (NON-AMT) (Baa2/BBB) (PUTABLE)
3,800,000	3.875	(a)(b)	06/01/2040	3,924,388
City of Farmington Pollution Control Refunding RB 2005 Series A (A2/A-)
6,000,000	1.800		04/01/2029	5,515,300
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000	3.900	(a)(b)	06/01/2040	7,036,842
New Mexico Mortgage Finance Authority Single Family Mortgage Program Class I Bonds 2024 Series C (NON-AMT) (GNMA/ FNMA/FHLMC) (Aaa/NR)
3,750,000	4.700		09/01/2049	3,809,357
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	4.000		09/01/2025	176,245
200,000	5.000		09/01/2029	218,373
450,000	5.000		09/01/2030	496,438
300,000	5.000		09/01/2031	330,247
350,000	5.000		09/01/2032	384,878
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
633,000	3.750	(d)	05/01/2028	633,239
2,070,000	4.000	(d)	05/01/2033	2,032,497
2,345,000	4.250	(d)	05/01/2040	2,253,354

				32,537,667

New York - 8.1%

Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
2,000,000	5.250		04/01/2049	2,105,369
1,925,000	5.250		04/01/2054	2,010,749
Allegany County Capital Resource Corp. RB for Alfred University Project Series 2024 (NR/BBB+)
1,255,000	5.250		04/01/2039	1,369,966
Brooklyn Arena Local Development Corp. Pilot RB Series 2009 (Ba1/NR)
1,800,000	0.000	(g)	07/15/2044	754,855
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
1,400,000	5.000		07/15/2042	1,428,444
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
110,000	4.000		06/15/2025	109,774

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
$200,000	4.000%		06/15/2027	$200,055
200,000	4.000		06/15/2028	199,416
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
725,000	5.000		06/15/2042	751,112
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
600,000	5.000		07/01/2042	619,661
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
1,425,000	5.000	(d)	12/01/2041	1,392,495
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000	5.000		07/01/2042	2,644,805
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
300,000	4.000	(d)	06/15/2031	293,334
425,000	4.000	(d)	06/15/2041	381,151
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)
2,465,000	4.000	(d)	06/15/2027	2,391,291
Build NYC Resource Corp. RB for Unity Preparatory Charter School of Brooklyn Project Series 2023A (NR/BB)
350,000	5.000	(d)	06/15/2033	377,503
425,000	5.250	(d)	06/15/2043	442,996
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
260,000	6.500	(d)	07/01/2032	274,605
2,500,000	6.500	(d)	07/01/2042	2,577,538
850,000	6.500	(d)	07/01/2052	865,860
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
900,000	9.750	(d)	07/01/2032	902,236
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
750,000	4.750		06/15/2053	751,937
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
7,920,000	4.250	(a)(b)	04/01/2042	8,140,554
City of New Rochelle RB for Iona College Project Series 2015 A (Baa2/BBB)
325,000	5.000		07/01/2025	329,247
335,000	5.000		07/01/2026	340,063
425,000	5.000		07/01/2027	430,521
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000	5.000		08/01/2026	2,974,684
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4 (AGM) (Aa2/AA)
1,945,000	5.000		08/01/2026	2,039,741
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4 (AGM) (Aa2/AA)
5,760,000	5.000		10/01/2026	6,053,085
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3 (Aa2/AA)
1,905,000	5.000		09/01/2026	1,996,477

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (Aa2/AA)
$2,500,000	5.500%		05/01/2046	$2,816,364
3,900,000	4.500		05/01/2049	4,020,135
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000	4.000		03/01/2050	4,695,711
City of Troy Capital Resource Corp. Revenue Refunding Bonds for Rensselaer Polytechnic Institute Project Series 2020A (Forward Delivery) (A3/BBB+)
1,150,000	5.000		09/01/2037	1,257,598
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
2,300,000	5.250		07/01/2049	2,508,652
2,750,000	5.250		07/01/2054	2,975,633
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
900,000	5.250		05/01/2044	994,268
1,400,000	5.500		05/01/2049	1,552,762
2,800,000	5.500		05/01/2056	3,085,986
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000	3.250		03/15/2035	14,491,307
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2024A (Tax-Exempt) (Aa1/NR)
10,000,000	5.250		03/15/2052	11,197,129
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB-)
1,000,000	5.000		07/01/2045	1,036,407
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
500,000	4.000		03/15/2039	510,322
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
29,200,000	0.000	(d)(g)	06/01/2060	1,465,560
Essex County IDA Environmental Improvement Revenue Refunding Bonds Series 2019A (Baa2/BBB) (PUTABLE)
500,000	2.100	(a)(b)	03/01/2027	500,000
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aaa/NR) ((SOFR + 0.614%))
6,667,782	5.878	(f)	01/25/2033	6,639,891
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
200,000	5.000		12/01/2025	203,238
Long Island Power Authority Electric System General RB Series 2024A (A2/A)
2,000,000	5.000		09/01/2042	2,276,943
Metropolitan Transportation Authority Dedicated Tax Fund Green Bonds Series 2024A (NR/AA)
5,000,000	4.000		11/15/2051	4,922,934
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A3/NR)
2,500,000	5.000	(a)(b)	11/15/2045	2,737,675
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/A-)
645,000	5.000		11/15/2027	665,136

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/A-)
$9,325,000	4.750%	11/15/2045	$9,663,267
4,445,000	5.000	11/15/2050	4,661,637
1,800,000	5.250	11/15/2055	1,904,361
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/A-)
3,275,000	5.000	11/15/2029	3,624,266
1,450,000	5.000	11/15/2030	1,625,965
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A3/A-)
1,340,000	5.000	11/15/2027	1,423,706
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/A-)
2,465,000	4.000	11/15/2032	2,522,258
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (A3/A-)
7,785,000	5.000	11/15/2037	8,856,898
8,605,000	5.000	11/15/2039	9,665,415
5,445,000	5.000	11/15/2040	6,073,321
4,190,000	4.000	11/15/2043	4,191,248
14,200,000	5.250	11/15/2049	15,612,159
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/A-)
545,000	5.000	11/15/2027	567,971
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/A-)
530,000	5.000	11/15/2029	551,903
755,000	5.250	11/15/2031	788,373
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/A-)
595,000	5.000	11/15/2028	619,839
Metropolitan Transportation Authority Transportation RB Series 2015A-1 (A3/A-)
475,000	5.000	11/15/2025	481,496
Metropolitan Transportation Authority Transportation RB Series 2015B (A3/A-)
2,340,000	5.250	11/15/2055	2,355,560
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019A (AGM) (A1/AA)
11,050,000	5.000	11/15/2044	11,646,512
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (A1/AA)
4,980,000	4.000	11/15/2047	4,908,677
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/A-)
3,000,000	4.000	11/15/2047	2,945,455
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3/A-)
5,000,000	4.000	11/15/2047	4,909,092
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/A-)
3,750,000	5.000	11/15/2027	4,012,902
400,000	5.000	11/15/2028	435,925
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017B (A3/A-)
1,655,000	5.000	11/15/2025	1,694,922
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A3/A-)
2,765,000	5.000	11/15/2027	2,958,847

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Metropolitan Transportation Authority Transportation Revenue Variable Rate Refunding Bonds Series 2020B (Aa1/AA/A-1+)
$7,250,000	3.900	%(a)(b)	11/15/2046	$7,250,000
MTA Hudson Rail Yards Trust Obligations Series 2016A (A3/NR)
2,000,000	5.000		11/15/2056	2,003,169
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
82,790,000	0.000	(g)	06/01/2060	5,658,324
New York City Housing Development Corp. Multi-Family Housing RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000	3.700	(a)(b)	05/01/2064	10,237,728
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)
1,045,000	2.250		10/01/2029	995,474
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000	3.000		01/01/2039	3,665,230
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/AA)
2,175,000	4.000		03/01/2045	2,134,127
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,410,000	3.000		03/01/2036	2,318,276
2,555,000	3.000		03/01/2040	2,298,753
1,925,000	4.000		03/01/2045	1,910,135
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Adjustable Rate Fiscal 2014 Series Aa Fiscal 2014 Subseries Aa1 Aa2 Aa5 Aa6 (Aa1/AA+/A-1)
14,560,000	4.050	(a)(b)	06/15/2050	14,560,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2009 Subseries Bb-1 (Aa1/AA+/A-1)
4,860,000	3.800	(a)(b)	06/15/2039	4,860,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2018 Series Bb (Aa1/AA+)
11,150,000	5.000		06/15/2046	11,604,417
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series Aa Fiscal 2025 Subseries Aa-1 (Aa1/AA+)
10,000,000	5.250	(c)	06/15/2053	11,228,679
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2025 Series Aa Fiscal 2025 Subseries Aa-2 (Aa1/AA+)
6,350,000	5.000	(c)	06/15/2049	7,026,957
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Fiscal 2019 Series Ee, (Aa1/AA+)
1,000,000	4.000		06/15/2040	1,016,655
New York City Transitional Finance Authority Building Aid RB Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
5,000,000	5.000		07/15/2032	5,142,655
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2018 Series B Subseries B-1 (Aa1/AAA)
18,400,000	5.000		08/01/2045	19,152,324

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax- Exempt Bonds (Aa1/AAA)
$6,000,000	5.500%		11/01/2045	$6,865,333
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax- Exempt Bonds (Aa1/AAA)
3,000,000	5.000		11/01/2039	3,456,794
2,500,000	5.000		11/01/2040	2,855,884
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1 (Aa1/AAA)
830,000	4.000		05/01/2045	832,563
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Adjustable Rate Bonds Fiscal 2019 Subseries B-4 (Aa1/AAA/A-1)
10,930,000	4.050	(a)(b)	08/01/2042	10,930,000
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2015 Subseries E-3 (Aa1/AAA/A-1)
2,630,000	4.050	(a)(b)	02/01/2045	2,630,000
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2024 Series C (Aa1/AAA)
6,490,000	5.500		05/01/2042	7,585,418
3,500,000	5.500		05/01/2053	3,986,127
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
3,755,000	5.000		11/15/2030	3,828,157
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000	0.000	(g)	06/01/2060	9,492,027
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
4,840,000	3.500		02/15/2048	4,825,350
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
4,050,000	5.150	(d)	11/15/2034	4,055,266
9,000,000	5.375	(d)	11/15/2040	9,010,598
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
4,175,000	7.250	(d)	11/15/2044	4,183,276
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
20,610,000	5.000	(d)	11/15/2044	20,622,758
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A1/NR)
855,000	2.625		09/15/2069	801,590
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
1,070,000	2.800		09/15/2069	986,938
New York NY GO Bonds 2018 E-1 (Aa2/AA)
9,725,000	5.000		03/01/2044	10,187,187
New York Port Authority Consolidated Bonds 273rd Series (Aa3/AA-)
7,835,000	4.000		07/15/2051	7,582,854

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York St Dorm Auth St Pers Income Tax Rev General Purpose Bonds 2022 A (NR/NR)
$450,000	5.000%		03/15/2027	$477,577
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000	5.000	(e)	08/15/2026	2,674,621
New York State Dormitory Authority Personal Income Tax RB Series 2021E (NR/AA+)
10,000,000	4.000		03/15/2038	10,432,075
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
1,400,000	5.000		07/01/2033	1,480,947
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560		07/01/2026	98,386
100,000	3.670		07/01/2027	97,777
40,000	3.760		07/01/2028	38,749
200,000	3.820		07/01/2029	192,044
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
970,000	5.000		07/01/2025	978,141
1,185,000	5.000		07/01/2029	1,219,733
745,000	5.000		07/01/2030	766,470
100,000	4.000		07/01/2031	96,577
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Caa1/B-)
540,000	5.000		07/01/2032	539,080
465,000	5.000		07/01/2034	462,286
1,005,000	5.000		07/01/2035	998,739
440,000	5.000		07/01/2036	437,074
545,000	4.000		07/01/2040	479,894
590,000	5.000		07/01/2041	582,511
2,315,000	4.000		07/01/2045	1,974,460
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
530,000	4.000		09/01/2036	528,642
500,000	4.000		09/01/2037	500,274
575,000	4.000		09/01/2038	572,048
615,000	4.000		09/01/2039	606,329
750,000	4.000		09/01/2040	732,556
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
2,750,000	4.000		07/01/2048	2,671,334
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000	3.000		03/15/2038	4,183,215
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000		04/01/2042	972,923
1,550,000	3.000		04/01/2048	1,262,777
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020A (Aa1/NR)
24,990,000	4.000		03/15/2043	25,140,792
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020A (NR/NR)
10,000	4.000	(e)	09/15/2030	10,812
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/BBB+)
5,350,000	7.249	(a)(b)	07/01/2034	5,350,000

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
$1,440,000	2.875	%(a)(b)(d)	12/01/2044	$1,362,404
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
750,000	2.750	(a)(b)	09/01/2050	740,415
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (Aa2/NR)
3,050,000	1.100	(a)(b)	11/01/2061	2,868,544
New York State Thruway Authority General RB Series P (Aa3/A+)
1,800,000	5.000		01/01/2049	1,988,823
1,865,000	5.250		01/01/2054	2,087,664
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000	3.000		03/15/2050	5,802,956
New York State Urban Development Corporation State Personal Income Tax RB (General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000	4.000		03/15/2038	11,834,671
New York State Urban Development Corporation State Sales Tax RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000	5.000		03/15/2051	8,746,052
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
1,000,000	4.000		12/01/2040	1,018,864
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (Baa1/NR)
2,500,000	5.000		12/01/2036	2,706,148
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa3/NR)
4,750,000	5.000		01/01/2027	4,893,302
310,000	5.000		01/01/2031	321,247
8,645,000	5.000		01/01/2033	8,935,284
3,800,000	5.000		01/01/2034	3,923,208
9,625,000	4.000		01/01/2036	9,625,640
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
2,850,000	5.000		01/01/2036	2,934,348
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa3/NR)
4,580,000	4.000		10/01/2030	4,620,368
4,815,000	5.000		10/01/2035	5,083,021
8,140,000	5.000		10/01/2040	8,444,099
9,800,000	4.375		10/01/2045	9,589,855
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
1,225,000	2.500		10/31/2031	1,050,864
600,000	4.000		10/31/2034	595,798
4,780,000	4.000		10/31/2041	4,517,045
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A1/AA)
1,500,000	4.000		07/01/2046	1,451,831
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000	5.000		12/01/2028	531,965
500,000	5.000		12/01/2029	538,211

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (Baa1/NR) – (continued)
$2,200,000	5.000%	12/01/2036	$2,330,060
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000	5.000	12/01/2032	181,429
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
690,000	5.000	07/01/2034	690,979
15,675,000	5.000	07/01/2041	15,674,900
4,050,000	5.000	07/01/2046	4,050,033
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
8,425,000	5.250	01/01/2050	8,425,383
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy international Airport New Terminal One Project Green Bonds Series (AMT) (AGM) (A1/AA)
4,750,000	5.000	06/30/2049	5,007,066
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
3,125,000	6.000	06/30/2054	3,414,770
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
2,490,000	5.000	06/30/2049	2,598,132
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2022 (Baa1/NR)
500,000	5.000	12/01/2027	526,830
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project (AMT) (Baa3/NR)
5,350,000	5.500	06/30/2054	5,754,769
New York Transportation Development Corp. Special Facility RB for Delta Air Lines Inc. Laguardia Airport Terminals C&D Redevelopment Project Series 2023 (Baa3/BB+)
750,000	6.000	04/01/2035	847,997
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (NR/B+)
2,250,000	5.000	08/01/2031	2,253,124
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
5,890,000	5.250	08/01/2031	6,305,082
5,675,000	5.375	08/01/2036	6,085,471
New York Transportation Development Corp. Special Facility RB Series 2021 (NR/NR)
4,060,000	3.000	08/01/2031	3,831,591
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (NR/B+)
2,375,000	5.000	08/01/2026	2,379,398

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York Transportation Development Corporation (Terminal 4 John F. Kennedy International Airport Project) Special Facility RB, Series 2020C (Baa1/BBB)
$1,250,000	5.000%	12/01/2029	$1,375,395
Oneida County Local Development Corp. RB Mohawk Valley Health System Project Series 2019 (Tax-Exempt) (AGM) (NR/AA)
420,000	4.000	12/01/2033	425,113
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
1,065,000	4.000	12/01/2034	1,075,937
670,000	4.000	12/01/2035	675,128
1,135,000	4.000	12/01/2036	1,140,166
1,260,000	3.000	12/01/2039	1,059,100
840,000	3.000	12/01/2040	695,344
1,680,000	4.000	12/01/2049	1,633,593
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000	07/01/2039	307,380
4,225,000	3.000	07/01/2044	3,020,036
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
4,720,000	4.000	07/01/2035	4,141,487
Port Authority of New York & New Jersey Consolidated RB Series 221 (Aa3/AA-)
2,000,000	4.000	07/15/2045	1,969,943
1,500,000	4.000	07/15/2050	1,455,294
Port Authority of New York and New Jersey Consolidated Bonds 242nd Series (Aa3/AA-)
1,500,000	5.000	12/01/2026	1,561,358
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
8,975,000	3.000	10/01/2027	8,911,146
1,555,000	3.000	10/01/2028	1,539,482
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
1,520,000	5.250	08/01/2047	1,649,198
Power Authority of The State of New York Green Transmission Project RB, Series 2023A (AGM) (Aa3/AA)
1,500,000	5.000	11/15/2053	1,658,336
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
6,200,000	4.250	05/01/2052	6,191,748
5,225,000	5.000	05/01/2052	5,585,544
State of New York Dormitory Authority Personal Income Tax RB Series 2018A (Aa1/NR)
10,200,000	4.000	03/15/2048	10,048,589
State of New York Dormitory Authority Personal Income Tax RB Series 2019D (Aa1/NR)
10,000,000	4.000	02/15/2047	9,909,737
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (NR/AA+)
10,215,000	4.000	03/15/2038	10,603,284
8,175,000	4.000	03/15/2040	8,348,093
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (NR/AA+)
6,800,000	4.000	03/15/2046	6,734,968

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

State of New York Dormitory Authority Personal Income Tax RB Series 2021E (NR/AA+) – (continued)
$8,700,000	4.000%		03/15/2047	$8,580,164
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,070,000	5.000		07/01/2027	1,091,214
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,430,000	4.000		06/01/2050	3,446,913
The City of New York Adjustable Rate Bonds GO Bonds Fiscal 2017 Series A Subseries A-5 (Aa2/AA/A-1)
12,545,000	4.050	(a)(b)	08/01/2044	12,545,000
The City of New York GO Bonds Fiscal 2014 Ser D Sub Series D-4 (Aa1/AAA/A-1+)
8,075,000	3.850	(a)(b)	08/01/2040	8,075,000
Triborough Bridge & Tunnel Authority General Revenue Bond Series 2022A (Aa3/AA-)
5,900,000	5.500		11/15/2057	6,600,709
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000	4.250		05/15/2058	8,204,116
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries 2024A-1 (NR/AA+)
4,000,000	5.000		05/15/2049	4,409,683
5,000,000	5.000		05/15/2054	5,472,392
Westchester County Local Development Corporation RB for New York Blood Center Project Series 2024 (Baa1/NR)
2,555,000	5.000		07/01/2035	2,867,045
1,345,000	5.000		07/01/2038	1,489,042
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (B1/BBB-)
1,000,000	5.000		11/01/2024	1,000,019
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000		10/15/2029	200,599
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
300,000	4.000		10/15/2030	301,947

				851,313,899

North Carolina - 1.0%

Charlotte Douglas International Airport RB Series 2023A (NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000	5.000		07/01/2048	7,180,032
Charlotte-Mecklenburg Hospital Authority Variable Rate Health Care RB for Atrium Health Series 2021B (Aa3/AA) (PUTABLE)
20,000,000	5.000	(a)(b)	01/15/2050	20,038,166
Columbus County Industrial Facilities & Pollution Control Financing Authority Environmental Improvement and Refunding RB for International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,100,000	3.450	(a)(b)(c)	11/01/2033	1,107,125
Columbus County Industrial Facilities & Pollution Control Financing Authority Refunding RB for International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,000,000	3.450	(a)(b)(c)	11/01/2033	1,006,477

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)

Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (Baa2/BBB) (PUTABLE)
$375,000	2.000	%(a)(b)	11/01/2033	$375,000
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (Baa2/BBB) (PUTABLE)
400,000	2.000	(a)(b)	11/01/2033	400,000
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (Baa2/BBB) (PUTABLE)
1,750,000	2.100	(a)(b)	03/01/2027	1,750,000
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
5,250,000	5.000		03/01/2029	5,702,568
County of Wake GO Public Improvement Bonds Series 2022A (Aaa/AAA)
5,000,000	5.000		02/01/2025	5,032,308
County of Wake GO Refunding Bonds Series 2023B (Aaa/AAA)
1,810,000	5.000		05/01/2026	1,883,368
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
1,000,000	5.000		07/01/2028	1,063,914
1,900,000	5.500		07/01/2052	2,079,416
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
1,150,000	5.250		07/01/2053	1,243,076
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
2,735,000	5.000		12/31/2037	2,755,145
North Carolina Housing Finance Agency Home Ownership RB Series 54-A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000	4.550		07/01/2044	1,526,939
North Carolina Housing Finance Agency Home Ownership RB Series 55-A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
9,730,000	4.350	(c)	01/01/2044	9,829,281
North Carolina Medical Care Commission Health Care Facilities First Mortgage Revenue Refunding Bonds Pennybyrn At Maryfield Series 2015 (NR/NR)
3,875,000	5.000		10/01/2035	3,877,407
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
680,000	4.000		09/01/2041	643,720
325,000	4.000		09/01/2046	294,403
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
235,000	4.000		03/01/2025	234,862
220,000	5.000		03/01/2026	222,751
270,000	5.000		03/01/2027	276,091
255,000	5.000		03/01/2028	263,236
250,000	4.000		03/01/2029	250,319
260,000	4.000		03/01/2030	260,164
270,000	4.000		03/01/2031	269,744
725,000	4.000		03/01/2036	712,884

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)

North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
$1,355,000	5.000%		10/01/2040	$1,391,570
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000	3.000		07/01/2045	5,019,956
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
910,000	4.000		09/01/2041	866,654
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000		07/01/2026	575,628
1,785,000	3.000		07/01/2027	1,719,978
1,040,000	4.000		07/01/2030	1,023,346
1,080,000	5.000		07/01/2031	1,110,864
1,110,000	5.000		07/01/2032	1,141,241
1,375,000	5.000		07/01/2033	1,413,105
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Series 2024A (NR/NR)
750,000	5.000		10/01/2044	793,896
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000		01/01/2042	2,548,085
3,500,000	5.000		01/01/2049	3,671,496
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike RB Series 2019 (NR/BBB)
9,500,000	5.000		01/01/2049	9,921,239

				101,475,454

North Dakota - 0.1%

City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa3/NR)
4,125,000	4.000		12/01/2035	3,986,465
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (AGM) (A1/AA)
1,875,000	3.000		12/01/2051	1,451,682
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000	3.000		05/01/2041	837,574
2,750,000	3.000		05/01/2046	1,931,149
City of Horace, North Dakota Temporary Refunding Improvement Bonds, Series 2023B (Baa3/NR)
5,300,000	5.125		07/01/2025	5,304,339

				13,511,209

Ohio - 2.2%

American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2019B (A1/A)
1,255,000	5.000		02/15/2025	1,264,116
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1 (A2/A+)
7,110,000	5.000	(a)(b)	10/01/2049	7,416,029
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
31,565,000	5.000		06/01/2055	29,687,520
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000		06/01/2034	474,412

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-) – (continued)
$310,000	4.000%		06/01/2037	$313,265
2,655,000	4.000		06/01/2038	2,673,702
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
5,070,000	3.000		06/01/2048	3,932,323
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
37,685,000	0.000	(g)	06/01/2057	3,585,867
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
6,710,000	4.000		06/01/2048	6,261,725
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB-)
7,195,000	5.375		09/15/2027	7,199,334
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
2,525,000	7.000	(d)	07/01/2053	2,628,187
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
2,185,000	5.000		05/15/2032	2,210,859
County of Cuyahoga Hospital RB Series 2017 (Baa2/BBB)
6,500,000	5.000		02/15/2037	6,679,566
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000	4.000		09/01/2040	362,512
625,000	4.000		09/01/2045	533,205
850,000	5.000		09/01/2049	808,361
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
3,210,000	5.000		07/01/2035	3,428,868
3,915,000	5.000		07/01/2036	4,152,327
County of Franklin Ohio Health Care Facilities Refunding RB Series 2022 (NR/NR)
5,000	4.000	(e)	07/01/2028	5,401
4,220,000	4.000		07/01/2040	3,888,306
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
3,680,000	5.250		11/15/2040	3,774,194
County of Franklin RB Series OH 2019A (Aa3/AA-)
5,500,000	4.000		12/01/2044	5,483,738
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
11,225,000	5.250		11/15/2048	11,465,717
County of Montgomery Ohio Health Care Facilities Revenue Refunding and Improvement Bonds Series 2024 (Baa1/NR)
2,000,000	5.250		09/01/2054	2,147,387
County of Warren Ohio Hospital Facilities Refunding RB Series 2024A (NR/NR)
1,755,000	5.000		05/15/2034	1,954,906

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB)
$7,325,000	5.250%		02/15/2047	$7,475,633
2,825,000	5.000		02/15/2052	2,857,661
760,000	5.000		02/15/2057	767,565
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa2/BBB)
10,000,000	8.223		02/15/2040	11,542,647
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa2/BBB)
1,000,000	5.000		02/15/2025	1,002,962
2,865,000	5.500		02/15/2057	2,925,373
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,550,000	2.000		12/01/2031	3,054,676
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750		12/01/2038	1,711,397
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
250,000	5.000		12/01/2025	252,387
325,000	5.000		12/01/2026	331,554
325,000	5.000		12/01/2027	334,417
425,000	5.000		12/01/2028	440,586
400,000	5.000		12/01/2029	416,673
680,000	5.000		12/01/2030	704,777
800,000	5.000		12/01/2031	825,930
660,000	5.000		12/01/2032	679,696
1,170,000	5.000		12/01/2033	1,205,937
1,725,000	5.000		12/01/2035	1,770,283
650,000	5.000		12/01/2037	662,570
1,630,000	5.000		12/01/2038	1,655,162
2,000,000	5.000		12/01/2051	2,012,168
Lakewood City School District GO Refunding Bonds Series 2014 C (Aa2/AA)
3,215,000	5.000		12/01/2027	3,223,374
Lancaster Port Authority Gas Supply Revenue Refunding Bonds Series 2019 (Aa1/NR)
1,860,000	5.000	(a)(b)	08/01/2049	1,870,253
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa1/NR)
250,000	4.000		12/01/2035	251,869
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
3,500,000	4.250	(a)(b)	11/01/2039	3,562,909
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
14,000,000	4.250	(a)(b)	11/01/2040	14,366,548
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (NR/NR)
700,000	4.500	(d)	01/15/2048	703,161
Ohio Air Quality Development Authority Pollution Control RB Refunding Series 2009-D (NON-AMT) (WR/BBB-)
1,100,000	3.375		08/01/2029	1,096,115
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Baa3/NR)
925,000	2.875		02/01/2026	907,643

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Baa3/NR)
$2,305,000	2.875%		02/01/2026	$2,261,749
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Baa3/NR)
3,130,000	3.250		09/01/2029	3,109,453
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (Baa2/BBB)
2,500,000	2.400	(a)(b)	12/01/2038	2,362,620
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (Baa2/BBB)
3,500,000	2.600	(a)(b)	06/01/2041	3,316,333
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014C (NR/BBB) (PUTABLE)
8,000,000	2.100	(a)(b)	12/01/2027	8,000,000
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,445,000	5.000		01/15/2035	1,571,053
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000		12/01/2042	1,278,470
1,250,000	5.000		12/01/2045	1,261,665
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
695,000	4.000		05/01/2037	708,212
Ohio Housing Finance Agency Residential Mortgage RB 2024 Series B Mortgage-Backed Securities Program (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
2,500,000	4.650		09/01/2049	2,545,656
Ohio State Higher Education Facility Commission RB Series 2020 (A3/NR)
900,000	5.000		01/15/2040	963,332
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
925,000	5.000	(d)	12/01/2033	926,374
1,795,000	5.000	(d)	12/01/2038	1,781,068
2,725,000	5.000	(d)	12/01/2048	2,602,437
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
1,500,000	4.375	(a)(b)	06/15/2056	1,486,651
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
1,190,000	5.000		12/01/2044	1,236,407
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
390,000	3.750	(d)	12/01/2031	375,386
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000	5.000		12/01/2046	3,683,068
State of Ohio Higher Educational Facilities Senior Lien Hospital Bonds Series 2020 (A3/NR)
1,140,000	5.000		01/15/2037	1,233,152
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,500,000	5.750		09/01/2037	1,590,296
1,500,000	6.000		09/01/2042	1,581,552
State of Ohio Hospital RB, Series 2020 Premier Health Partners Obligated Group (Baa1/NR)
1,270,000	4.000		11/15/2041	1,190,460

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
$3,500,000	4.000%		01/01/2038	$3,527,868
960,000	4.000		01/01/2041	956,690

				230,493,705

Oklahoma - 0.4%

City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000	2.000		11/01/2029	3,552,578
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Ba1/BBB-)
925,000	4.000		09/01/2045	789,144
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024A (NR/AA-)
3,300,000	5.000		07/01/2026	3,436,097
3,400,000	5.000		07/01/2027	3,627,250
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024B (NR/AA-)
650,000	5.000		07/01/2026	676,807
500,000	5.000		07/01/2027	533,419
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba3/BB)
2,125,000	5.000		08/15/2029	2,233,615
5,400,000	5.500		08/15/2057	5,572,260
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000	4.000		08/15/2048	3,441,183
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba3/BB)
2,725,000	5.500		08/15/2052	2,818,930
Oklahoma Housing Finance Agency Collateralized RB Pioneer Plaza Apartments, Series 2023A HUD SECT 8 FHA 221(D)(4) (Aaa/NR)
775,000	4.000	(a)(b)	06/01/2028	777,225
Oklahoma Turnpike Authority Oklahoma Turnpike System Second Senior RB Series 2023 (Aa3/AA-)
4,000,000	5.500		01/01/2053	4,447,922
Payne County Economic Development Authority Educational Facilities Lease RB Stillwater Public Schools Project Series 2024 (BAM) (A2/AA)
2,105,000	5.000		09/01/2026	2,191,105
1,740,000	5.000		09/01/2027	1,850,722
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (NR/B+)
1,785,000	5.000	(a)(b)	06/01/2035	1,798,569

				37,746,826

Oregon - 0.4%

City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000	5.000		12/01/2035	6,385,798
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125		11/15/2040	243,808
120,000	5.250		11/15/2050	120,809
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB)
1,385,000	3.500		03/01/2029	1,347,053
1,540,000	3.750		03/01/2032	1,460,083

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)

Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
$1,875,000	5.000%		08/15/2045	$1,970,331
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (WR/NR)
8,895,000	5.000	(e)	07/01/2027	9,490,628
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
525,000	5.000		10/01/2029	559,705
225,000	5.000		10/01/2035	238,725
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000	4.000		07/01/2047	2,084,299
Port of Portland RB for International Airport Series 2019 25-B (NR/AA-)
2,365,000	5.000		07/01/2033	2,516,285
1,000,000	5.000		07/01/2034	1,062,344
1,000,000	5.000		07/01/2035	1,060,145
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
1,175,000	1.250		08/01/2027	1,113,453
860,000	1.375		08/01/2028	801,801
875,000	1.500		08/01/2029	805,746
The Hospital Facilities Authority of The City of Astoria Oregon RB Columbia Memorial Hospital Project Series 2024 (NR/BBB)
4,500,000	5.250		08/01/2049	4,849,252
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)
190,000	5.000	(d)	11/01/2034	208,060
500,000	5.000	(d)	11/01/2036	544,947
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
4,155,000	5.000		06/15/2029	4,429,080
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,625,000	5.000		11/15/2051	1,419,907

				42,712,259

Pennsylvania - 3.2%

Acts Retirement Life Communities, Inc. Obligated Group Montgomery County Industrial Development Authority Retirement Communities RB Series 2016 (NR/NR)
900,000	5.000		11/15/2033	926,854
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (NR/BBB-)
1,000,000	5.250		09/01/2035	991,331
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
18,400,000	4.000		04/01/2044	17,677,401
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
5,145,000	5.000		04/01/2030	5,470,902
Allegheny County Hospital Development Authority UPMC RB Series 2019A (A2/A)
6,230,000	4.000		07/15/2038	6,292,894

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
$1,850,000	4.875%		11/01/2024	$1,851,853
2,750,000	5.125		05/01/2030	3,001,563
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
75,000	5.000		05/01/2026	77,133
525,000	5.000		05/01/2027	549,039
700,000	5.000		05/01/2029	751,830
750,000	5.000		05/01/2030	812,811
750,000	5.000		05/01/2031	818,215
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB for Waterfront - 30 E. Allen Street Project Series 2024A (NR/NR)
800,000	5.250	(d)	05/01/2032	840,760
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)
1,380,000	5.000	(d)	05/01/2027	1,426,788
1,600,000	5.000	(d)	05/01/2032	1,633,473
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)
800,000	5.000	(d)	05/01/2028	829,678
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
500,000	5.000		05/01/2025	504,589
900,000	5.000		05/01/2033	985,835
1,000,000	5.000		05/01/2034	1,091,753
900,000	5.000		05/01/2035	979,339
1,000,000	5.000		05/01/2036	1,082,784
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 forward Delivery (Baa3/NR)
750,000	5.000		05/01/2032	823,375
Bethel Park School District Allegheny County Pennsylvania GO Limited Tax Bonds Series of 2024 (ST AID WITHHLDG) (Aa2/NR)
695,000	5.000	(c)	08/01/2039	795,244
1,090,000	5.000	(c)	08/01/2040	1,239,702
1,550,000	5.000	(c)	08/01/2041	1,750,778
2,125,000	5.000	(c)	08/01/2043	2,375,700
1,695,000	5.000	(c)	08/01/2044	1,883,934
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB-)
325,000	5.000		07/01/2025	323,945
420,000	5.000		07/01/2026	422,194
425,000	5.000		07/01/2027	435,185
450,000	5.000		07/01/2028	464,445
475,000	5.000		07/01/2029	493,645
650,000	5.000		07/01/2030	677,411
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000	5.000		10/01/2030	103,120
350,000	5.000		10/01/2031	360,922
410,000	5.000		10/01/2033	422,773

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)
$900,000	6.000	%(d)	10/15/2052	$950,956
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000	4.000		12/01/2046	9,901,116
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
500,000	4.000		05/01/2036	479,261
595,000	4.000		05/01/2041	537,072
380,000	5.000		05/01/2047	378,955
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (NR/BBB-)
2,075,000	4.000		03/01/2042	1,781,558
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (A1/AA)
1,000,000	5.000		08/01/2025	1,016,435
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
21,580,000	4.000		06/01/2039	21,733,421
Commonwealth of Pennsylvania COPS Series 2018 A (A2/A)
1,250,000	4.000		07/01/2046	1,219,740
Commonwealth of Pennsylvania GO Bonds 1st Series 2015 (Aa3/A+)
6,500,000	5.000		03/15/2033	6,556,271
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB-)
2,000,000	5.875	(d)	10/15/2040	1,646,242
6,375,000	6.250	(d)	10/15/2053	4,990,460
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/BB-)
950,000	5.000	(d)	10/15/2034	795,780
Delaware County Authority RB for Villanova University Series 2015 (Aa3/AA-)
1,120,000	5.000		08/01/2040	1,133,763
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
1,400,000	5.000	(d)	07/01/2031	1,494,109
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000		12/01/2038	759,106
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (WR/AA-) (3M USD LIBOR + 0.77%)
15,800,000	4.461	(f)	05/01/2037	14,909,703
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000	4.000		06/01/2044	717,877
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
900,000	5.000		03/01/2040	845,391
Lancaster Municipal Authority Healthcare Facilities RB for Garden Spot Village Project Series A of 2024 (NR/NR)
900,000	5.000		05/01/2049	948,879
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
150,000	5.000		03/01/2025	150,300
185,000	5.000		03/01/2026	187,175
150,000	5.000		03/01/2027	154,201

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-) – (continued)
$135,000	5.000%		03/01/2028	$140,133
160,000	5.000		03/01/2029	167,378
Latrobe Industrial Development Authority University RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000	5.000		03/01/2031	184,089
300,000	5.000		03/01/2033	312,827
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
3,240,000	5.250		07/01/2044	3,253,836
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A3/A)
1,000,000	4.000		09/01/2037	1,008,110
550,000	4.000		09/01/2038	552,917
1,000,000	4.000		09/01/2039	1,001,169
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
2,250,000	4.100	(a)(b)	04/01/2053	2,312,189
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
1,645,000	4.100		06/01/2029	1,708,150
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000	4.450	(a)(b)	10/01/2034	2,742,055
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
1,035,000	5.000		11/15/2045	1,079,697
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
600,000	4.000		11/15/2043	592,705
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/BBB+)
400,000	4.000		10/01/2036	388,760
400,000	4.000		10/01/2041	370,496
Northampton County General Purpose Authority Hospital RB Series 2016A (A3/A-)
24,840,000	5.000		08/15/2046	25,062,976
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000		11/01/2039	980,044
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000	4.000		07/01/2030	1,640,052
1,900,000	4.000		07/01/2033	1,945,644
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000	5.000		07/01/2038	4,479,589
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
750,000	5.000		06/30/2042	759,199

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A1/A+)
$8,250,000	3.000%		04/01/2039	$7,383,093
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
1,800,000	4.000		07/01/2041	1,800,529
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,200,000	4.000		10/15/2040	1,207,160
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2021A-2 (NR/A-/A-2)
10,000,000	4.600	(a)(b)	10/01/2046	10,108,780
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000	1.100	(a)(b)	06/01/2031	5,713,011
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
5,000,000	5.000		12/31/2057	5,259,331
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
6,650,000	5.750		06/30/2048	7,414,948
1,350,000	5.250		06/30/2053	1,427,429
10,000,000	6.000		06/30/2061	11,300,656
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Rapid Bridge Replacement Project Series 2015 (NR/BBB)
1,800,000	5.000		12/31/2024	1,802,877
Pennsylvania Economic Development Financing Authority UPMC RB Series 2021A (A2/A)
1,220,000	4.000		10/15/2037	1,251,762
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
2,200,000	4.000		04/15/2036	2,261,089
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000		03/01/2037	356,987
675,000	5.000		03/01/2038	717,847
500,000	5.000		03/01/2039	529,461
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA) (3M USD LIBOR + 0.60%)
580,000	4.347	(f)	07/01/2027	574,685
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB Series 2018 B (A2/NR)
9,995,000	5.250		12/01/2048	10,549,778
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
23,255,000	5.250		12/01/2044	24,836,942
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000	5.000		12/01/2036	4,618,621
4,275,000	5.000		12/01/2038	4,643,651

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

Pennsylvania Turnpike Commission Registration Fee Revenue Refunding Bonds Series of 2023 (A1/AA-) (SIFMA Municipal Swap Index Yield + 0.85%)
$2,075,000	4.000	%(a)(f)	07/15/2041	$2,075,492
Philadelphia Airport Revenue and Refunding Bonds Series 2021 (A2/NR)
5,750,000	5.000		07/01/2026	5,928,678
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
650,000	5.125		06/15/2042	660,650
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
345,000	4.000		06/15/2029	338,087
1,000,000	5.000		06/15/2039	1,000,463
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
435,000	5.000		08/01/2030	452,389
290,000	5.000		08/01/2040	298,189
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)
900,000	5.000	(d)	06/15/2040	917,545
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB+)
1,400,000	5.000	(d)	06/15/2033	1,457,587
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
2,310,000	5.000		07/01/2028	2,383,610
Philadelphia IDA University RB for St. Joseph’s University Project Series 2022 (NR/A-)
2,500,000	5.250		11/01/2052	2,723,591
Philadelphia School District GO Bonds Series 2015 A (ST AID WITHHLDG) (A1/NR)
2,415,000	5.000		09/01/2027	2,458,151
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A1/AA)
1,000,000	5.000		09/01/2034	1,095,161
1,720,000	5.000		09/01/2035	1,881,846
1,285,000	5.000		09/01/2036	1,403,441
2,000,000	5.000		09/01/2037	2,173,778
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
2,500,000	4.000		09/01/2034	2,577,044
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
335,000	5.000		11/15/2028	335,189
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (Baa3/NR)
1,100,000	5.000		01/01/2035	1,125,298
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
750,000	4.000		10/01/2029	727,419
425,000	5.000		10/01/2039	415,789
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/CC)
4,291,000	7.000		06/30/2039	3,905,098

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
$3,083,000	0.000	%(i)	06/30/2044	$1,965,595
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/CC)
2,256,000	0.000	(i)	06/30/2044	1,172,425
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
1,509,000	8.000		06/30/2034	1,542,733
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
748,000	6.000		06/30/2034	812,773
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
6,171,000	5.000		06/30/2039	6,109,297
The Berks County Municipal Authority RB for Tower Health Project Series 2024B-1 (NR/NR)
75,000	8.000		06/30/2034	74,999
The Berks County Municipal Authority RB for Tower Health Project Series 2024B-2 (NR/NR)
38,000	6.000		06/30/2034	41,291
The Hospitals and Higher Education Facilities Authority of Philadelphia Hospital RB (Temple University Health System Obligated Group) Series 2017 (Baa3/BBB)
3,190,000	5.000		07/01/2027	3,305,966
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)
200,000	6.000	(d)	07/01/2029	199,937
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa3/NR)
490,000	5.000		07/01/2030	514,240

				340,971,372

Puerto Rico - 5.7%

GDB Debt Recovery Authority Bonds (NR/NR)
6,857,248	7.500		08/20/2040	6,668,674
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868	5.250		07/01/2038	1,288,225
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
16,475,000	5.000	(d)	07/01/2035	17,290,529
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
5,580,000	5.000	(d)	07/01/2037	5,925,951
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
20,865,000	5.000	(d)	07/01/2047	21,350,950
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)
900,000	5.000	(d)	07/01/2037	949,530
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
9,700,000	4.000	(d)	07/01/2042	9,299,374
Puerto Rico Commonwealth GO Bonds (NR/NR)
19,472,866	0.000	(b)(i)(j)	11/01/2043	12,535,657
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
8,810,823	0.000	(b)(i)(j)	11/01/2051	4,812,912

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)

Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
$12,461,820	0.000	%(b)(i)(j)	11/01/2051	$8,146,915
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
2,146,973	5.375		07/01/2025	2,159,493
1,750,000	5.625		07/01/2027	1,827,076
10,915,508	5.625		07/01/2029	11,786,413
13,899,948	5.750		07/01/2031	15,455,858
19,245,062	0.000	(g)	07/01/2033	13,062,332
4,598,951	4.000		07/01/2033	4,602,881
3,601,382	4.000		07/01/2035	3,593,515
7,727,039	4.000		07/01/2037	7,667,532
12,189,086	4.000		07/01/2041	11,776,173
15,453,596	4.000		07/01/2046	14,577,515
Puerto Rico Electric Power Authority Power RB Series 2012A (WR/NR)
5,465,000	5.000	*	07/01/2042	2,937,438
Puerto Rico Electric Power Authority Power RB Series 2013A (WR/NR)
1,350,000	7.000	*	07/01/2033	725,625
11,365,000	6.750	*	07/01/2036	6,108,688
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972	10.000	*	07/01/2022	105,872
Puerto Rico Electric Power Authority Power RB Series AAA (WR/NR)
1,050,000	5.250	*	07/01/2031	564,375
Puerto Rico Electric Power Authority Power RB Series CCC (WR/NR)
4,075,000	5.250	*	07/01/2026	2,190,312
1,555,000	5.000	*	07/01/2028	835,813
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
590,915	10.000	*	01/01/2021	317,617
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)
590,915	10.000	*	07/01/2021	317,617
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)
196,972	10.000	*	01/01/2022	105,872
Puerto Rico Electric Power Authority Power RB Series TT (WR/NR)
220,000	5.000	*	07/01/2025	118,250
5,550,000	5.000	*	07/01/2032	2,983,125
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
350,000	5.250		07/01/2029	345,708
215,000	5.250		07/01/2030	212,220
1,150,000	5.250		07/01/2032	1,142,618
Puerto Rico Electric Power Authority Power RB Series WW (WR/NR)
4,585,000	5.500	*	07/01/2038	2,464,438
Puerto Rico Electric Power Authority Power RB Series XX (WR/NR)
17,660,000	5.250	*	07/01/2040	9,492,250
Puerto Rico Electric Power Authority Power RB Series ZZ (WR/NR)
1,000,000	5.250	*	07/01/2019	537,500
1,365,000	5.250	*	07/01/2026	733,688

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)

Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD LIBOR + 0.52%)
$21,915,000	4.263	%(f)	07/01/2029	$21,103,040
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
3,250,000	5.000	*	07/01/2037	1,746,875
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
2,185,000	6.250		01/01/2040	2,568,496
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
8,420,000	4.550		07/01/2040	8,463,618
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
4,000,000	4.329		07/01/2040	3,991,690
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
17,210,000	0.000	(g)	07/01/2027	15,558,998
11,021,000	0.000	(g)	07/01/2029	9,225,958
19,009,000	0.000	(g)	07/01/2031	14,660,490
28,145,000	0.000	(g)	07/01/2033	19,913,578
59,662,000	0.000	(g)	07/01/2046	20,137,703
17,036,000	0.000	(g)	07/01/2051	4,178,711
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
154,915,000	4.329		07/01/2040	154,593,180
143,000	4.536		07/01/2053	141,504
20,205,000	4.784		07/01/2058	20,249,273
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
30,664,000	4.500		07/01/2034	30,720,741
18,568,000	4.750		07/01/2053	18,616,286
41,312,000	5.000		07/01/2058	41,719,968

				594,606,640

Rhode Island - 0.4%

Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
1,100,000	5.250		09/15/2042	1,233,931
500,000	5.250		09/15/2043	558,480
1,000,000	5.250		09/15/2044	1,113,891
Rhode Island Health and Educational Building Corp. RB for Cumberland Public School Financing Program Series 2023 A (NR/AA+)
3,655,000	5.000		05/15/2048	3,963,407
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
3,500,000	5.250		05/15/2049	3,798,683
4,500,000	5.250		05/15/2054	4,856,695
Rhode Island Health and Educational Building Corporation Public Schools Financing RB for Town of Cumberland Issue Series 2023 A (NR/AA+)
5,025,000	4.125		05/15/2053	4,912,282

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – (continued)

Rhode Island Health and Educational Building Corporation Public Schools RB Financing Program RB Series 2024 A (ST AID WITHHLDG) (NR/AA)
$7,500,000	5.000%		05/15/2049	$8,140,029
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000	5.000		10/01/2042	5,282,844
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (NON-AMT) (GNMA COLL) (Aa1/AA+)
4,060,000	4.450		10/01/2044	4,123,645

				37,983,887

South Carolina - 0.8%

City of Charleston Waterworks & Sewer System Capital Improvement RB Series 2022 (Aaa/AAA)
7,145,000	5.000		01/01/2052	7,811,811
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,570,000	4.000		05/01/2026	1,582,172
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (Aa1/AA)
2,495,000	5.000		02/01/2031	2,711,053
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (Aa1/AA)
2,000,000	5.000		03/01/2031	2,103,697
1,615,000	4.000		03/01/2032	1,645,661
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)
610,000	3.000	(d)	11/01/2026	586,877
900,000	3.625	(d)	11/01/2031	799,520
1,170,000	3.750	(d)	11/01/2036	971,698
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
1,920,000	5.125	(d)	06/15/2042	1,916,107
South Carolina Jobs-Economic Development Authority Economic Development RB Wofford College Project Series 2024 (NR/A-)
8,350,000	5.000		04/01/2034	9,573,869
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
4,125,000	4.000		11/01/2042	4,193,368
4,125,000	5.250		11/01/2043	4,684,505
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000	5.000		07/01/2037	3,923,710
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
10,000,000	5.750		12/01/2047	11,378,983
South Carolina Public Service Authority Revenue Refunding Obligations Santee Cooper Consisting of Series 2024-B (Tax- Exempt) (A3/A-)
5,400,000	4.125		12/01/2044	5,403,036
South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2014 Tax-Exempt Series A (A3/A-)
8,745,000	5.500		12/01/2054	8,755,524
South Carolina State Housing Finance and Development Authority Mortgage RB Series 2024 B (NON-AMT) (Aaa/NR)
5,500,000	4.625		07/01/2054	5,586,524

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)

Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
$500,000	5.000%		04/15/2032	$548,468
500,000	5.000		04/15/2033	547,469
500,000	5.000		04/15/2034	546,553
525,000	5.000		04/15/2035	572,194
600,000	4.000		04/15/2036	613,316
550,000	4.000		04/15/2037	558,117
525,000	4.000		04/15/2038	531,372
700,000	4.000		04/15/2039	705,950
750,000	4.000		04/15/2040	753,759

				79,005,313

South Dakota - 0.0%

County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
650,000	4.000		08/01/2041	605,942
1,200,000	4.000		08/01/2051	1,046,029
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+)
1,075,000	5.000		01/01/2025	1,079,551
730,000	5.000		01/01/2026	751,218

				3,482,740

Tennessee - 0.4%

City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000	4.000		06/01/2037	1,255,206
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,800,000	4.000		07/01/2040	1,769,628
Health, Educational and Housing Facility Board of The County of Knox Student Housing RB Series 2024A-1 (Tax-Exempt) (BAM) (NR/AA)
1,000,000	5.250		07/01/2049	1,083,641
1,250,000	5.500		07/01/2054	1,377,931
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (WR/A)
700,000	5.000		07/01/2046	706,443
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
20,000	3.000		10/01/2024	20,000
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (AMT) (A1/NR)
1,700,000	5.000		07/01/2026	1,759,000
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)
455,000	4.500	(d)	06/01/2028	462,485
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A (Aa1/NR)
14,250,000	5.000	(a)(b)	10/01/2054	15,364,820
Tennergy Corporation Gas Supply RB, Series 2019A (WR/NR)
9,465,000	5.000	(a)(b)	02/01/2050	9,465,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Multifamily Housing RB Ben Allen Ridge Apartments Project Series 2022B (FNMA COLL) (Aaa/NR) (PUTABLE)

$1,550,000	3.850	%(a)(b)	02/01/2048	$1,564,081
The Public Building Authority of Blount County Local Government Public Improvement Bonds Series D-3-A (Aa1/NR)
2,350,000	3.900	(a)(b)	06/01/2034	2,350,000

				37,178,235

Texas - 9.5%

Aldine independent School District Harris County Texas UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
2,500,000	3.000	(c)	02/15/2042	2,264,980
Arlington Higher Education Finance Corp. Education RB Basis Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000	4.250	(d)	06/15/2039	925,325
830,000	4.500	(d)	06/15/2044	820,202
915,000	4.750	(d)	06/15/2049	916,521
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,425,000	5.625		08/15/2052	1,388,481
Arlington Higher Education Finance Corp. Great Hearts America - Texas Education RB Series 2024A (Baa3/NR)
1,050,000	4.500		08/15/2039	1,055,647
1,075,000	4.750		08/15/2044	1,077,590
750,000	5.000		08/15/2049	753,330
Arlington Higher Education Finance Corp. Harmony Public Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
8,000,000	4.000		02/15/2049	7,935,642
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
205,000	5.000		08/15/2025	206,508
190,000	5.000		08/15/2026	193,742
200,000	5.000		08/15/2027	206,045
80,000	5.000		08/15/2028	83,050
160,000	4.000		08/15/2029	160,246
165,000	4.000		08/15/2030	164,181
180,000	4.000		08/15/2031	177,809
Arlington Independent School District UT School Building and Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,970,000	5.000		02/15/2025	1,983,654
1,125,000	5.000		02/15/2027	1,192,217
Austin Community College District Limited Tax Bonds Series 2023 (Aa1/AA+)
3,750,000	5.250		08/01/2053	4,169,222
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000	5.000		01/01/2029	1,383,380
Austin Independent School District UT School Building Bonds Series 2023 (NON-PSF) (Aaa/NR)
5,670,000	5.000		08/01/2043	6,296,739
Bastrop County, Special Assessment RB, Series 2023 Double Eagle Ranch Public Improvement District Improvement Area 1 Project (NR/NR)
1,000,000	5.250	(d)	09/01/2043	1,029,106

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

$3,075,000	4.000	%(a)(b)	02/01/2054	$3,189,175
Carrollton-Farmers Branch Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,600,000	5.000		02/15/2026	1,652,590
1,925,000	5.000		02/15/2027	2,039,100
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A3/A+)
620,000	5.000		01/01/2028	662,771
650,000	5.000		01/01/2029	707,585
1,115,000	5.000		01/01/2034	1,216,183
610,000	5.000		01/01/2036	661,685
645,000	5.000		01/01/2037	697,602
675,000	5.000		01/01/2038	728,813
1,420,000	5.000		01/01/2039	1,524,775
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2021D (A3/A+)
2,330,000	3.000		01/01/2046	1,917,089
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds Series 2021D (A3/A+)
1,100,000	4.000		01/01/2040	1,116,499
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport Joint RR Bonds Series 2023C (A1/AA-)
4,300,000	5.000		11/01/2030	4,702,046
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport, Joint RR and Improvement Bonds, Series 2023B (A1/AA-)
1,000,000	5.000		11/01/2042	1,114,856
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)
135,000	5.750	(d)	09/01/2029	139,347
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)
195,000	3.250	(d)	09/15/2026	190,551
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
1,402,000	5.750	(d)	09/01/2042	1,449,061
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
305,000	4.875	(d)	09/15/2031	309,777
400,000	5.500	(d)	09/15/2044	405,700
City of Anna Special Assessment RB for Woods At Lindsey Place Public and District Improvement Area #1 Project Series 2023 (NR/NR)
781,000	5.625	(d)	09/15/2043	804,604
City of Aubrey Special Assessment RB for Aubrey Public Improvement District No. 1 Project Series 2023 (NR/NR)
850,000	5.000	(d)	09/01/2030	866,176
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)
776,000	5.250	(d)	09/01/2032	799,002
City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA)
1,350,000	5.000		09/01/2037	1,518,568

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA) – (continued)
$1,250,000	5.000%		09/01/2045	$1,374,269
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000	5.000		11/15/2031	4,306,077
City of Austin Airport System RB Series 2022 (A1/A+)
7,435,000	5.000		11/15/2052	7,858,123
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000	5.000		11/15/2032	2,127,094
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)
325,000	4.500	(d)	11/01/2024	324,856
2,815,000	4.000	(d)	11/01/2028	2,796,089
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)
777,000	5.375	(d)	11/01/2042	798,992
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (Aa2/AA)
1,300,000	5.000		11/15/2038	1,477,113
2,250,000	5.000		11/15/2039	2,539,140
2,000,000	5.000		11/15/2040	2,237,746
City of Beaumont Waterworks and Sewer System RB Series 2024 (BAM) (A1/AA)
1,075,000	5.000		09/01/2041	1,201,327
750,000	5.000		09/01/2042	834,678
1,000,000	5.000		09/01/2044	1,101,717
City of Boyd Special Assessment RB, Series 2024 (City of Boyd Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)
1,405,000	5.500	(d)	09/15/2053	1,431,273
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)
125,000	2.500	(d)	09/01/2025	122,993
140,000	3.125	(d)	09/01/2030	131,594
180,000	3.250	(d)	09/01/2030	168,682
355,000	4.000	(d)	09/01/2040	326,241
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)
88,000	2.500	(d)	09/01/2026	85,071
158,000	3.000	(d)	09/01/2031	142,996
329,000	3.375	(d)	09/01/2041	277,537
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
430,000	4.625	(d)	09/01/2032	431,699
704,000	4.875	(d)	09/01/2042	704,841
City of Celina Special Assessment RB for Chalk Hill Public Improvement District No. 2 Phases #2-3 Direct Improvement Project Series 2023 (NR/NR)
767,000	5.750	(d)	09/01/2043	784,476
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)
168,000	2.750	(d)	09/01/2027	158,338
432,000	3.125	(d)	09/01/2032	377,540
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)
812,000	5.375		09/01/2043	834,207
1,006,000	5.625		09/01/2052	1,037,303
1,000,000	6.125	(d)	09/01/2052	1,029,045

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Celina Special Assessment RB for Parvin Public Improvement District Project Series 2023 (NR/NR)
$459,000	5.750	%(d)	09/01/2030	$466,148
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)
492,000	4.750	(d)	09/01/2030	499,629
235,000	5.500	(d)	09/01/2030	238,596
1,169,000	5.500	(d)	09/01/2042	1,208,373
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
255,000	4.875	(d)	09/01/2032	262,568
495,000	5.500	(d)	09/01/2042	510,472
City of Celina Special Assessment RB Series 2022 (NR/NR)
144,000	2.875	(d)	09/01/2027	137,468
143,000	3.250	(d)	09/01/2027	137,152
250,000	3.250	(d)	09/01/2032	224,635
235,000	3.625	(d)	09/01/2032	214,878
1,175,000	3.500	(d)	09/01/2042	966,044
City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (NR/NR)
475,000	5.500	(d)	09/01/2044	489,847
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
115,000	4.200		09/01/2027	115,480
570,000	4.800		09/01/2037	571,647
647,000	5.250		09/01/2046	649,473
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)
300,000	5.375	(d)	09/01/2038	306,932
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
306,000	5.000		09/01/2028	313,556
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)
601,000	4.500	(d)	09/01/2030	607,390
1,524,000	5.375	(d)	09/01/2043	1,566,784
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Major Improvement Area Project (NR/NR)
216,000	5.000	(d)	09/01/2030	218,408
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area 1 Project (BAM) (NR/AA)
809,000	5.000		09/01/2038	880,388
1,000,000	5.000		09/01/2045	1,051,774
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
2,092,000	5.000		09/01/2034	2,319,663
1,550,000	5.000		09/01/2037	1,694,800
1,092,000	5.000		09/01/2040	1,172,400

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
$1,000,000	5.000%		09/01/2038	$1,088,243
2,566,000	5.000		09/01/2045	2,698,851
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Neighborhood Improvement Area #1 Project (BAM) (NR/AA)
713,000	5.000		09/01/2038	775,917
1,954,000	5.000		09/01/2045	2,055,166
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
100,000	3.250	(d)	09/01/2026	98,537
185,000	3.750	(d)	09/01/2031	176,381
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
214,000	3.375	(d)	09/15/2026	211,895
410,000	4.000	(d)	09/15/2031	401,631
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
381,000	5.375	(d)	09/15/2027	389,377
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (A1/NR)
3,975,000	4.000		11/01/2039	4,067,568
City of Dallas fort Worth International Airport Joint Revenue Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000	4.000		11/01/2045	6,212,131
City of Dallas fort Worth International Airport Joint Revenue Refunding Bonds Series 2023C (A1/AA-)
6,400,000	5.000		11/01/2026	6,653,004
City of Dallas Housing Finance Corp. Multifamily Housing RB for Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
2,955,000	5.000	(a)(b)	09/01/2026	3,008,712
City of Dallas Housing Finance Corp. Multifamily Housing RB for The Mondello Series 2024 (FHA 221(D4)) (Aaa/NR)
1,065,000	5.000	(a)(b)	08/01/2027	1,104,572
City of Dallas Housing Finance Corp. Multifamily Housing Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,725,000	5.000	(a)(b)	07/01/2042	1,802,869
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (A1/AA-)
4,000,000	4.000		11/01/2041	4,020,502
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
268,000	4.875	(d)	09/01/2032	275,522
765,000	5.125	(d)	09/01/2042	781,385
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024A (NR/NR)
793,000	4.500	(d)	09/01/2031	794,168
1,220,000	5.375	(d)	09/01/2044	1,229,173

City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB, Series 2023 (Vista Park Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)

417,000	5.750	(d)	09/15/2030	425,641

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Denton Texas Certificates of Obligation Series 2024 (NR/AA+)
$13,085,000	4.000%		02/15/2042	$13,194,777
13,620,000	4.000		02/15/2043	13,653,622
2,645,000	4.125		02/15/2050	2,613,746
City of Dorchester Texas Special Assessment RB for Cottonwood Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
350,000	5.250	(c)(d)	09/15/2031	350,081
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
596,000	5.000	(c)	09/01/2044	596,888
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)
1,000,000	5.375	(d)	09/01/2043	1,026,323
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)
357,000	2.875	(d)	09/01/2026	346,257
398,000	3.375	(d)	09/01/2031	367,513
1,206,000	3.750	(d)	09/01/2041	1,019,798
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
100,000	2.625	(d)	08/15/2025	98,367
171,000	3.375	(d)	08/15/2030	158,676
City of Fate Special Assessment RB for Monterra Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
570,000	4.500	(d)	08/15/2031	570,711
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
297,000	2.750	(d)	08/15/2026	288,873
612,000	3.375	(d)	08/15/2031	570,486
846,000	3.750	(d)	08/15/2041	740,415
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
355,000	4.875	(d)	08/15/2027	358,050
778,000	5.250	(d)	08/15/2032	798,604
1,300,000	5.875	(d)	08/15/2042	1,333,754
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
340,000	3.500	(d)	08/15/2029	331,150
1,905,000	4.000	(d)	08/15/2039	1,777,319
1,825,000	4.250	(d)	08/15/2049	1,670,008
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
295,000	4.000	(d)	08/15/2032	287,091
1,129,000	4.250	(d)	08/15/2042	1,059,702
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
165,000	4.000		08/15/2028	170,008
170,000	4.000		08/15/2029	175,726
925,000	3.000		08/15/2034	856,809

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Fate, Rockwall County Special Assessment RB, Series 2023 Williamsburg Public Improvement District No. 1 Phase 3B (NR/NR)
$384,000	4.250	%(d)	08/15/2030	$386,631
761,000	5.125	(d)	08/15/2043	765,626
City of Fort Worth Texas A Municipal Corp. of The State of Texas Located In Tarrant Denton Parker Johnson and Wise Counties Special Assessment RB Series 2024 Project (BAM) (NR/AA)
688,000	4.000		09/01/2036	702,591
1,073,000	4.125		09/01/2039	1,089,985
1,168,000	4.250		09/01/2041	1,188,403
City of Galveston Wharves and Terminal First Lien RB Series 2024A (NR/A)
750,000	5.250		08/01/2039	823,931
625,000	5.500		08/01/2040	699,383
600,000	5.500		08/01/2041	670,565
700,000	5.500		08/01/2042	781,395
550,000	5.500		08/01/2043	611,593
630,000	5.500		08/01/2044	699,367
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
184,000	3.625	(d)	09/15/2027	182,992
409,000	3.875	(d)	09/15/2032	392,304
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
225,000	4.125		09/01/2027	226,650
1,350,000	4.625		09/01/2037	1,350,914
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13- 16 Project Series 2017 (NR/NR)
385,000	4.500		09/01/2027	390,309
1,800,000	4.500		09/01/2037	1,781,069
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
440,000	4.000		09/01/2025	440,921
460,000	4.000		09/01/2026	464,218
480,000	4.000		09/01/2027	486,502
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)
256,000	3.250	(d)	09/01/2031	230,788
1,271,000	3.625	(d)	09/01/2041	1,059,084
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)
290,000	3.625	(d)	09/01/2029	282,991
785,000	4.125	(d)	09/01/2039	738,445
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
461,000	3.000		10/01/2025	454,535
640,000	3.000		10/01/2030	586,294
436,000	3.250		10/01/2033	389,013
City of Houston Airport System Special Facilities RB for United Airlines Inc. Airport Improvement Projects Series 2018C (AMT) (NR/BB-)
1,170,000	5.000		07/15/2028	1,210,065

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB-)
$2,125,000	5.000%		07/15/2028	$2,197,768
City of Houston Airport System Subordinate Lien Revenue and Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000	5.250		07/01/2053	4,335,966
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2018D (A1/NR)
1,655,000	5.000		07/01/2032	1,770,245
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000	4.000		07/01/2047	967,424
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2024A (Aa2/NR)
8,750,000	5.000		11/15/2026	9,212,630
8,750,000	5.000		11/15/2027	9,417,829
City of Houston, Texas Airport System Subordinate Lien RR Bonds Series 2018D (A1/NR)
2,220,000	5.000		07/01/2031	2,386,289
City of Houston, Texas Airport System, Subordinate Lien Revenue and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000	5.000		07/01/2030	1,793,497
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
11,000	2.625	(d)	09/01/2026	10,711
206,000	3.250	(d)	09/01/2031	191,288
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
360,000	3.125	(d)	09/01/2031	336,645
939,000	3.500	(d)	09/01/2041	806,283
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
122,000	2.750	(d)	09/01/2026	118,887
392,000	3.500	(d)	09/01/2031	368,899
900,000	3.875	(d)	09/01/2041	808,588
City of Hutto Special Assessment RB for Emory Crossing Public Improvement District Improvement Area #2 Project Series 2023 (NR/NR)
270,000	4.500	(d)	09/01/2030	275,807
859,000	5.250	(d)	09/01/2043	885,534
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
130,000	5.000		08/15/2025	130,920
150,000	5.000		08/15/2026	152,968
100,000	5.000		08/15/2027	103,104
125,000	5.000		08/15/2028	130,167
150,000	5.000		08/15/2029	157,421
200,000	5.000		08/15/2030	208,931
280,000	5.000		08/15/2032	290,306
300,000	5.000		08/15/2034	311,186
175,000	5.000		08/15/2035	181,212
250,000	5.000		08/15/2036	257,761
250,000	5.000		08/15/2037	256,757
300,000	5.000		08/15/2038	307,308
300,000	5.000		08/15/2039	305,585
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)
254,000	2.500	(d)	09/01/2026	247,732

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR) – (continued)
$729,000	3.000	%(d)	09/01/2031	$673,246
1,484,000	3.375	(d)	09/01/2041	1,262,727
City of Justin Texas Special Assessment RB Series 2024 Timberbrook Public Improvement District No. 2 Improvement Area #1 Project (NR/NR)
353,000	4.500	(d)	09/01/2031	360,251
578,000	5.500	(d)	09/01/2044	598,707
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)
160,000	2.625	(d)	09/15/2026	154,287
230,000	3.125	(d)	09/15/2031	206,260
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)
722,000	5.625	(d)	09/15/2042	748,503
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
723,000	4.375	(d)	09/01/2028	731,769
750,000	4.500	(d)	09/01/2033	763,069
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
431,000	3.375	(d)	09/01/2031	410,105
628,000	3.750	(d)	09/01/2041	567,192
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)
1,180,000	4.750	(d)	09/01/2044	1,167,069
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)
610,000	3.125	(d)	09/01/2030	574,140
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000	4.125	(d)	09/01/2041	935,784
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)
255,000	4.250	(d)	09/01/2029	257,187
1,000,000	4.875	(d)	09/01/2044	1,006,865
City of Kyle Special Assessment RB Series 2022 (NR/NR)
321,000	4.375		09/01/2027	324,625
535,000	4.750		09/01/2032	546,085
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)
1,229,000	5.750	(d)	09/01/2043	1,258,134
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2024 (NR/NR)
560,000	5.500	(d)	09/01/2044	573,605
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)
678,000	5.500	(d)	09/01/2043	695,710
City of Kyle, Texas, Special Assessment RB for Southwest Kyle Public Improvement District Project Series 2023 (NR/NR)
1,500,000	6.750	(d)	09/01/2048	1,609,300

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR)
$474,000	4.750	%(d)	09/01/2030	$478,404
1,210,000	5.625	(d)	09/01/2043	1,237,102
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
160,000	2.750		09/01/2025	158,194
430,000	3.125		09/01/2030	402,894
City of Laredo Waterworks and Sewer System RB New Series 2024 (Aa3/AA-)
2,765,000	4.000	(c)	03/01/2049	2,715,857
7,500,000	4.000	(c)	03/01/2054	7,285,273
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000	3.000		09/15/2036	1,891,489
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)
245,000	3.750	(d)	09/15/2029	239,244
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)
50,000	4.375	(d)	09/15/2029	50,195
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Project Series 2022 (NR/NR)
1,500,000	5.875	(d)	09/15/2042	1,553,544
2,126,000	6.125	(d)	09/15/2052	2,200,249
City of Lavon Special Assessment RB Series 2022 (NR/NR)
400,000	3.500	(d)	09/15/2027	397,860
276,000	3.750	(d)	09/15/2027	271,335
1,000,000	3.875	(d)	09/15/2032	973,991
455,000	4.125	(d)	09/15/2032	438,910
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
120,000	2.500	(d)	09/01/2025	118,529
330,000	3.125	(d)	09/01/2030	312,902
845,000	4.000	(d)	09/01/2040	793,675
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)
558,000	2.625	(d)	09/01/2027	541,099
750,000	3.125	(d)	09/01/2032	702,957
1,772,000	3.375	(d)	09/01/2042	1,492,394
City of Lubbock Texas Combination Tax and Revenue Certificates of Obligation Series 2024 (NR/AA+)
1,895,000	5.000		02/15/2041	2,125,403
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
195,000	2.500	(d)	09/15/2026	188,098
250,000	3.125	(d)	09/15/2031	225,683
310,000	3.750	(d)	09/15/2031	281,466
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)
45,000	3.750	(d)	09/15/2025	44,941
City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
500,000	4.625	(d)	09/15/2031	506,832

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR) – (continued)
$408,000	5.375	%(d)	09/15/2044	$416,110
City of Manor, Travis County Special Assessment RB, Series 2023 Manor Heights Public Improvement District Improvement Area 3 Project (NR/NR)
528,000	5.250	(d)	09/15/2043	534,954
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
230,000	3.375	(d)	09/01/2026	224,072
350,000	3.875	(d)	09/01/2031	327,217
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)
280,000	3.750	(d)	09/15/2029	277,544
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)
90,000	2.625	(d)	09/15/2026	86,762
480,000	3.125	(d)	09/15/2031	431,524
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
400,000	5.375	(d)	09/15/2032	410,443
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)
400,000	5.250	(d)	09/15/2029	408,621
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)
795,000	4.500	(d)	09/15/2029	803,644
775,000	5.375	(d)	09/15/2029	790,684
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects Series 2023 (NR/NR)
806,000	4.750	(d)	09/01/2030	814,531
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
1,275,000	5.500	(d)	09/01/2043	1,302,812
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects Series 2023 (NR/NR)
411,000	4.625	(d)	09/01/2030	418,884
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023 (NR/NR)
400,000	5.375	(d)	09/01/2043	410,071
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-2 Projects Series 2023 (NR/NR)
392,000	4.625	(d)	09/01/2030	396,073
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
559,000	5.125	(d)	09/01/2052	566,802

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
$410,000	3.500	%(d)	09/15/2031	$381,530
1,000,000	3.875	(d)	09/15/2041	872,146
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
393,000	4.375	(d)	09/15/2027	393,833
626,000	4.750	(d)	09/15/2032	627,883
1,417,000	5.250	(d)	09/15/2042	1,423,511
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
180,000	5.125	(d)	09/15/2027	180,716
310,000	5.500	(d)	09/15/2032	312,499
600,000	6.000	(d)	09/15/2042	616,056
City of Mustang Ridge Special Assessment RB for Durango Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
676,000	6.125	(d)	09/01/2043	701,941
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)
254,000	4.875	(d)	09/01/2030	256,122
265,000	5.250	(d)	09/01/2030	268,691
381,000	5.250	(d)	09/01/2040	387,961
310,000	5.625	(d)	09/01/2040	315,362
815,000	4.125	(d)	09/01/2049	732,047
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)
95,000	2.500	(d)	09/01/2025	93,307
455,000	3.250	(d)	09/01/2030	426,080
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)
140,000	3.500	(d)	09/01/2029	136,469
360,000	4.000	(d)	09/01/2039	337,542
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)
142,000	2.375	(d)	09/01/2026	137,495
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)
210,000	4.000	(d)	09/01/2028	210,546
1,560,000	4.500	(d)	09/01/2048	1,469,351
City of Oak Point Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
250,000	4.700	(d)	09/15/2031	252,055
475,000	5.350	(d)	09/15/2044	479,031
City of Oak Point Texas Special Assessment RB Series 2024 (NR/NR)
625,000	5.100	(c)(d)	09/15/2044	626,521
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa3/NR)
3,275,000	4.000		08/01/2049	3,177,608
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
309,000	4.875	(d)	09/15/2027	311,049
350,000	5.250	(d)	09/15/2032	359,078

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR) – (continued)
$245,000		5.750	%(d)	09/15/2032	$249,738
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
280,000		4.875	(d)	09/15/2027	281,857
300,000		5.250	(d)	09/15/2032	307,781
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
1,000,000		5.500	(d)	09/15/2048	1,019,938
City of Pilot Point, Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2023 Mobberly Public Improvement District Improvement Area 1B Project (NR/NR)
321,000		4.750	(d)	09/15/2030	326,909
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
2,875,000		4.375	(d)	09/15/2051	2,450,638
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
1,876,000		4.000	(d)	09/15/2051	1,594,190
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000		4.250	(d)	09/01/2042	648,806
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)
321,000		3.750	(d)	09/01/2029	318,963
846,000		4.250	(d)	09/01/2039	817,673
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)
180,000		3.375	(d)	09/01/2030	170,048
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
415,000		4.250		09/01/2029	417,411
655,000		4.875		09/01/2039	657,627
1,000,000		5.000		09/01/2049	1,002,475
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
289,000		3.375	(d)	09/01/2041	239,534
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area No. 2 Project Series 2023 (NR/NR)
450,000		4.500	(d)	09/01/2030	455,667
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022
(NR/NR	)
301,000		4.250	(d)	09/01/2027	302,783
382,000		4.750	(d)	09/01/2032	388,810
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
975,000		7.000	(d)	09/01/2043	1,011,489
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
1,286,000		6.250	(d)	09/01/2043	1,351,306

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)
$365,000	4.000	%(d)	09/01/2029	$359,984
480,000	5.000	(d)	09/01/2029	488,389
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
1,000,000	5.125	(d)	09/01/2043	1,013,126
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)
306,000	4.250	(d)	09/01/2027	307,755
460,000	4.750	(d)	09/01/2032	468,074
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
305,000	3.250	(d)	09/01/2030	285,405
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
140,000	2.375	(d)	09/01/2026	134,521
469,000	3.250	(d)	09/01/2041	372,312
City of Princeton Special Assessment RB Series 2024 (NR/NR)
302,000	4.250	(d)	09/01/2031	302,670
City of Princeton Texas Special Assessment RB Series 2024 (NR/NR)
320,000	4.375	(d)	09/01/2031	321,197
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
125,000	2.625	(d)	09/15/2026	120,503
355,000	3.125	(d)	09/15/2031	317,834
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
140,000	2.625	(d)	09/15/2025	138,209
405,000	3.375	(d)	09/15/2030	382,420
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
225,000	3.625	(d)	09/15/2030	212,865
140,000	4.375	(d)	09/15/2030	137,724
500,000	4.125	(d)	09/15/2040	461,454
400,000	4.875	(d)	09/15/2040	391,824
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)
370,000	4.125	(d)	09/15/2029	370,287
1,050,000	4.625	(d)	09/15/2039	1,035,482
City of Royse City Special Assessment RB for Liberty Crossing Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,192,000	6.375	(d)	09/15/2053	1,247,652
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
342,000	4.625	(d)	09/15/2031	345,839
City of Royse City Texas A Municipal Corporation of The State of Texas Located in Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
947,000	5.250	(d)	09/15/2044	951,996
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
150,000	2.500	(d)	09/15/2025	148,428
305,000	3.250	(d)	09/15/2030	285,380

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
$665,000	6.000	%(d)	09/15/2050	$692,195
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (Aa3/A+)
26,495,000	1.750	(a)(b)	02/01/2033	26,420,700
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (Aa3/A+)
30,610,000	1.750	(a)(b)	12/01/2045	30,524,160
City of San Antonio Electric and Gas Systems Revenue Refunding Bonds New Series 2024D (Aa2/AA-)
4,600,000	5.000		02/01/2041	5,212,174
City of San Antonio Electric and Gas Systems Revenue Refunding Bonds New Series 2024E (Aa2/AA-)
3,475,000	5.000		02/01/2041	3,937,458
City of San Antonio Texas Municipal Facilities Corporation City Tower Renovation Project Variable Rate Lease RB Series 2021 (Aa1/AA+)
3,455,000	5.000	(a)(b)	08/01/2050	3,657,235
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
115,000	4.375		09/01/2025	115,479
500,000	4.875		09/01/2030	506,006
635,000	5.375		09/01/2040	650,964
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)
300,000	3.750	(d)	09/01/2027	295,998
425,000	4.000	(d)	09/01/2032	414,586

City of San Marcos, Texas (A Municipal Corporation of The State of Texas Located In Hays, Caldwell and Guadalupe Counties) Special Assessment RB, Series 2024 (Trace Public Improvement District) (NR/NR)

209,000	4.875	(d)	09/01/2030	210,915
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)
146,000	4.375	(d)	09/01/2027	145,738
City of Sinton Special Assessment RB Series 2022 (NR/NR)
281,000	4.375	(d)	09/01/2027	278,603
659,000	4.750	(d)	09/01/2032	647,508
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area No. 2 Series 2023 (NR/NR)
225,000	4.875	(d)	09/15/2033	229,852
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area No. 3 Series 2023 (NR/NR)
283,000	5.000	(d)	09/15/2033	288,690
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)
1,010,000	3.375	(d)	09/15/2041	850,608
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
1,125,000	5.500	(d)	08/15/2052	1,150,650
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000	5.000		08/15/2037	1,119,064
1,000,000	5.000		08/15/2039	1,109,275

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
$700,000	4.000%		04/01/2031	$733,830
575,000	4.000		04/01/2035	596,252
1,345,000	4.000		04/01/2037	1,381,238
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000		08/15/2036	4,405,978
3,875,000	4.000		08/15/2037	3,901,361
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)
470,000	3.000	(d)	09/01/2031	426,924
930,000	3.250	(d)	09/01/2041	760,210
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
495,000	5.000		02/01/2026	511,203
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
475,000	2.500		10/01/2031	412,899
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (Aa3/NR)
100,000	5.000		10/01/2028	109,017
115,000	5.000		10/01/2029	127,699
120,000	5.000		10/01/2030	134,930
100,000	5.000		10/01/2031	113,852
100,000	5.000		10/01/2032	112,109
170,000	5.000		10/01/2033	190,141
185,000	5.000		10/01/2034	206,447
200,000	5.000		10/01/2036	221,660
500,000	4.000		10/01/2041	500,391
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)
95,000	2.500	(d)	09/15/2025	93,213
350,000	3.250	(d)	09/15/2030	322,725
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
170,000	3.500	(d)	09/01/2026	166,398
395,000	4.125	(d)	09/01/2031	381,951
Crandall Independent School District (Kaufman County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,315,000	5.000		08/15/2048	1,439,238
Crane Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,770,000	4.125		02/15/2048	1,771,103
Crowley Independent School District UT Refunding Bonds Series 2016B (PSF-GTD) (Aaa/NR)
500,000	5.000	(e)	08/01/2025	508,619
Cypress-Fairbanks Independent School District UT School Building and Refunding Bonds Series 2020A (PSF-GTD) (Aaa/AAA)
7,000,000	5.000		02/15/2026	7,233,923
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/AAA)
3,125,000	4.000	(a)(b)	08/01/2050	3,225,876

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
$320,000	5.000%		09/15/2025	$322,825
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
235,000	4.000	(d)	08/15/2029	229,010
775,000	4.500	(d)	08/15/2035	741,745
575,000	5.000	(d)	08/15/2044	549,567
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125		08/15/2036	989,243
950,000	3.250		08/15/2041	738,529
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)
190,000	5.000	(d)	09/01/2027	191,941
225,000	5.000	(d)	09/01/2032	226,026
330,000	5.125	(d)	09/01/2037	330,573
Frisco Independent School District, Collin and Denton Counties, UT School Building and Refunding Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
1,560,000	5.000		02/15/2035	1,809,740
1,430,000	5.000		02/15/2036	1,652,441
600,000	5.000		02/15/2037	690,483
Galena Park independent School District A Political Subdivision of The State of Texas Located in Harris County Texas UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,400,000	3.000	(c)	08/15/2049	1,165,884
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
14,225,000	5.000		10/01/2037	15,088,560
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
5,095,000	5.800		10/01/2046	5,524,695
6,075,000	5.850		10/01/2047	6,595,138
Grand Parkway Transportation Corporation Grand Parkway System Subordinate Tier Toll RB, Series 2018A (Tela Supported) (NR/AA+)
4,000,000	5.000		10/01/2038	4,231,238
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
470,000	5.000		09/01/2027	497,317
500,000	5.000		09/01/2028	538,395
745,000	5.000		09/01/2029	815,223
465,000	4.000		09/01/2031	480,643
415,000	4.000		09/01/2033	425,624
650,000	4.000		09/01/2034	665,330
580,000	4.000		09/01/2036	592,001
Harlandale Independent School District UT Refunding Bonds Series 2015A (PSF-GTD) (NR/AAA)
5,855,000	4.000	(e)	08/15/2025	5,910,587
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (Aa2/AA-)
3,000,000	5.000	(a)(b)	10/01/2041	3,000,000

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (Baa2/BBB)
$10,425,000	4.050	%(a)(b)	11/01/2050	$10,717,561
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000	4.250		09/15/2048	3,376,979
Harris County, Texas Permanent Improvement Refunding Bonds, Series 2023A (Aaa/NR)
2,000,000	5.000		09/15/2048	2,199,459
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
469,000	4.750	(d)	09/15/2027	472,604
700,000	4.875	(d)	09/15/2032	709,248
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)
490,000	4.000	(d)	09/01/2029	487,123
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
100,000	3.500		09/01/2025	99,329
100,000	3.500		09/01/2026	99,416
105,000	3.500		09/01/2027	104,003
Highland Park Independent School District (Potter County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
2,000,000	5.250		02/15/2041	2,270,183
Highland Park Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000	5.250		02/15/2039	688,312
2,340,000	5.250		02/15/2042	2,643,847
2,390,000	5.250		02/15/2043	2,688,154
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (NR/NR)
830,000	5.000		07/01/2027	850,084
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
5,880,000	5.000		07/15/2027	6,024,549
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (NR/NR)
3,600,000	5.000		07/15/2027	3,688,499
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375		10/01/2037	388,911
Houston Housing Finance Corp. Multifamily Housing Revenue Notes for Summerdale Apartments Series 2023 (Aaa/NR)
2,440,000	5.000	(a)(b)	08/01/2041	2,505,949
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000	4.000		02/15/2042	3,433,485
Hutto Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000	5.000		08/01/2048	3,012,306
2,500,000	5.000		08/01/2053	2,707,437
Joshua Farms Municipal Management District No. 1, Johnson County, Special Assessment RB, Series 2023 Improvement Areas 1-2 Project (NR/NR)
1,617,000	5.250	(d)	09/01/2043	1,657,360

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Judson Independent School District UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
$4,760,000	4.000%		02/01/2053	$4,623,301
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)
1,315,000	5.000	(d)	09/01/2038	1,341,598
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
5,900,000	5.000	(a)(b)	02/01/2044	6,287,633
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
150,000	2.000		09/01/2025	146,281
150,000	2.000		09/01/2026	143,073
150,000	2.000		09/01/2027	139,811
155,000	2.000		09/01/2028	140,849
160,000	2.000		09/01/2029	142,394
Kennedale Independent School District (Tarrant County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
1,795,000	5.000		02/15/2038	2,051,701
Kermit Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	5.000		02/15/2048	1,100,329
1,960,000	5.000		02/15/2053	2,130,485
Leander Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,145,000	5.000		08/15/2026	1,198,254
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,620,000	5.000		11/01/2027	3,805,143
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
2,035,000	5.000		05/15/2030	2,235,626
1,520,000	5.000		05/15/2031	1,662,829
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2024A (AGC) (NR/AA)
4,250,000	5.000		05/15/2042	4,743,404
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
1,250,000	4.000		02/15/2040	1,265,141
Mansfield Independent School District Unlimited Tax School Building Bonds, Series 2015 (PSF-GTD) (Aaa/NR)
1,360,000	5.000	(e)	02/15/2025	1,369,155
Mansfield Independent School District UT School Building Bonds Series 2015 (PSF-GTD) (Aaa/NR)
3,855,000	5.000	(e)	02/15/2025	3,880,950
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa2/BBB+)
2,660,000	4.250		05/01/2030	2,767,164
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa2/BBB+)
6,350,000	2.600		11/01/2029	6,101,236

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Maypearl Independent School District (Ellis County, Texas) Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
$1,000,000	5.000%		02/15/2037	$1,142,039
Maypearl Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000	5.000		02/15/2048	1,477,272
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/AA)
2,500,000	3.000		09/01/2043	2,115,778
1,500,000	3.000		09/01/2048	1,203,851
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
5,575,000	4.625	(d)	10/01/2031	5,598,139
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
625,000	5.250		02/15/2030	627,938
405,000	5.375		02/15/2035	410,314
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB+)
710,000	5.000		09/15/2033	718,832
750,000	5.000		09/15/2034	758,994
790,000	5.000		09/15/2035	799,086
Montgomery County Toll Road Authority Senior Lien Toll Road RB Series 2018 (NR/BBB+)
1,650,000	5.000		09/15/2030	1,673,011
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
1,660,000	4.000	(d)	08/15/2036	1,614,826
New Hope Cultural Education Facilities Finance Corp. Education Revenue Refunding Bonds for Jubilee Academic Center Series 2021 (Ba2/BB+)
1,950,000	4.000	(d)	08/15/2041	1,795,987
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (A1/AA)
250,000	5.000		04/01/2046	250,057
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
345,000	2.000		01/01/2026	334,173
1,200,000	4.000		01/01/2031	1,165,878
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
4,525,000	5.500		01/01/2057	4,516,431
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)
325,000	4.000	(d)	08/15/2029	324,680
610,000	5.000	(d)	08/15/2039	615,201
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (WR/NR)
765,000	5.000		04/01/2027	812,566

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (WR/NR)
$365,000	4.000%		04/01/2025	$366,591
335,000	5.000	(e)	04/01/2026	346,457
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)
250,000	5.000	(e)	04/01/2025	252,258
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)
1,000,000	7.000	(e)	09/01/2031	1,240,020
North Texas tollway Authority RB for First Tier Series 2008 D (AGC) (Aa3/AA)
4,900,000	0.000	(g)	01/01/2037	3,200,145
North Texas Tollway Authority RB for Second Tier Series 2021 B (A1/A+)
1,950,000	4.000		01/01/2040	1,953,262
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (Aa3/AA-)
5,000,000	5.000		01/01/2038	5,270,222
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A1/A+)
2,000,000	5.000		01/01/2032	2,082,823
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (Aa3/NR)
6,000,000	6.500	(e)	01/01/2025	6,045,507

Northside Independent School District (A Political Subdivision of The State of Texas Located Primarily In Bexar County) Unlimited Tax School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)

650,000	5.000		08/15/2037	740,450
Northside Independent School District Texas Bexar County Hill Variable Rate Unlimited Tax School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/NR)
10,300,000	3.450	(a)(b)	08/01/2054	10,459,573
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)
1,930,000	4.000		08/15/2045	1,948,779
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (PSF-GTD) (Aaa/NR)
4,975,000	3.000	(a)(b)	08/01/2053	4,974,710
Perryton Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,775,000	4.125		08/15/2048	2,781,967
Plainview Independent School District Adjustable Rate UT School Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000	4.000	(a)(b)	02/15/2050	2,131,308
Port Arthur Independent School District Unlimited Tax School Building Bonds Series 2015A (PSF-GTD) (Aaa/NR)
10,375,000	5.000	(e)	02/15/2025	10,441,360
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/NR)
750,000	1.875	(d)	01/01/2026	731,129
550,000	2.000	(d)	01/01/2027	526,478

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/NR) – (continued)
$575,000	2.125	%(d)	01/01/2028	$542,346
800,000	2.250	(d)	01/01/2029	742,650
850,000	2.500	(d)	01/01/2030	782,372
800,000	2.625	(d)	01/01/2031	729,117
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (NR/NR)
3,470,000	3.625	(d)	01/01/2035	3,248,962
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
13,100,000	4.100	(d)	01/01/2028	11,767,103
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
2,100,000	5.000	(d)	01/01/2039	2,194,437
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
3,400,000	10.000	(d)	07/01/2026	3,507,099
Prosper Independent School District Adjustable Rate UT School Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000	4.000	(a)(b)	02/15/2050	2,643,506
Rockwall Independent School District UT Refunding Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
5,140,000	5.000	(e)	02/15/2025	5,175,749
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)
51,000	4.875	(d)	09/15/2027	51,503
284,000	5.250	(d)	09/15/2032	291,358
590,000	5.875	(d)	09/15/2042	608,360
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)
355,000	3.625	(d)	09/15/2029	347,817
1,250,000	4.125	(d)	09/15/2039	1,183,038
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Palladium San Antonio Series 2024 (Aaa/NR) (PUTABLE)
2,190,000	3.450	(a)(b)	07/01/2029	2,219,193
Sherman Independent School District Unlimited Tax School Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
13,000,000	5.000		02/15/2048	14,186,433
5,500,000	5.000		02/15/2053	5,937,420
Smha Finance Public Facility Corporation Texas Multifamily Housing Revenue Bonds Centerpoint Depot Series 2024 (Aaa/NR) (PUTABLE)
5,335,000	3.700	(a)(b)	07/01/2028	5,441,092
South Manvel Development Authority Tax Increment Contract RB Series 2023 (NR/NR)
1,200,000	4.500		04/01/2030	1,208,998
1,600,000	5.000		04/01/2038	1,624,361
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
325,000	5.000		09/01/2027	344,357
380,000	5.000		09/01/2029	416,731
450,000	4.000		09/01/2032	468,350

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA) – (continued)
$395,000	4.000%		09/01/2034	$406,869
615,000	4.000		09/01/2036	629,373
1,040,000	2.625		09/01/2038	857,353
1,230,000	2.750		09/01/2039	1,005,189
1,200,000	2.750		09/01/2040	960,883
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
4,725,000	4.000		08/15/2052	4,632,630
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (Aaa/AAA)
5,905,000	5.000		08/01/2026	6,119,079
5,010,000	5.000		08/01/2028	5,357,361
6,835,000	5.000		08/01/2029	7,347,885
Strategic Housing Finance Corporation of Travis County Multifamily Housing RB Series 2024 (Aaa/NR)
4,740,000	3.350	(a)(b)	03/01/2046	4,771,323
Tarrant County Cultural Education Facilities Finance Corp. RB for Christus Health Series 2018B (A1/A+)
8,770,000	5.000		07/01/2035	9,377,630
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds Christus Health Series 2024B (A1/NR)
1,025,000	5.000		07/01/2026	1,063,065
1,550,000	5.000		07/01/2027	1,640,445
1,650,000	5.000		07/01/2028	1,778,408
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A1/A+)
4,885,000	5.000		07/01/2036	5,205,936
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
825,000	5.000		10/01/2031	920,935
1,075,000	5.000		10/01/2044	1,168,240
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000	4.250		08/15/2053	2,201,633
Tarrant County Housing Finance Corp. Multifamily Housing RB for Tobias Place Apartments Series 2023B (FNMA) (Aaa/NR)
1,875,000	5.000	(a)(b)	03/01/2027	1,926,437
Texas Department of Housing and Community Affairs Multifamily Housing RB for North Grand Villas Series 2023 (FHA 221(D4)) (Aaa/NR)
915,000	5.000	(a)(b)	08/01/2026	929,663
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A1/A-) (3M USD LIBOR + 0.70%)
2,760,000	4.190	(f)	12/15/2026	2,761,123
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A1/A-)
4,410,000	6.250		12/15/2026	4,560,564
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A1/A-) (SIFMA Municipal Swap Index Yield + 0.55%)
1,485,000	3.700	(f)	09/15/2027	1,473,434
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
2,000,000	5.000		12/15/2024	2,005,294

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+) – (continued)
$2,500,000	5.000%		12/15/2025	$2,542,251
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A1/A-) (3M USD LIBOR + 0.86%)
61,800,000	4.117	(f)	09/15/2027	61,821,476
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000	5.000		12/15/2028	3,460,193
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas Supply RR Bonds, Series 2021 (A1/BBB+)
8,740,000	5.000		12/15/2031	9,498,331
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (NR/AAA)
2,300,000	5.000		10/15/2058	2,491,186
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (Baa1/NR)
4,165,000	5.500		12/31/2058	4,577,431
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa1/NR)
7,040,000	5.000		12/31/2032	7,626,215
7,030,000	5.000		12/31/2036	7,536,612
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (Baa1/NR)
12,405,000	5.000		06/30/2058	12,697,501
Texas Public Finance Authority Texas Southern University Revenue Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000	5.250		05/01/2040	1,475,194
Texas Transportation Commission Central Texas Turnpike System First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
3,000,000	5.000	(a)(b)	08/15/2042	3,220,824
Texas Transportation Commission Central Texas Turnpike System RB 2nd Tier Revenue Refunding Bonds Series 2015-C (A3/A-)
1,495,000	5.000		08/15/2042	1,497,103
Texas Transportation Commission Central Texas Turnpike System RB Second Tier Revenue Refunding Bonds Series 2015-C (A3/A-)
1,525,000	5.000		08/15/2028	1,527,145
Texas Transportation Commission State Highway Improvement GO Refunding Bonds Series 2024 (Aaa/AAA)
5,000,000	5.000		04/01/2026	5,187,062
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2015A (NR/AAA)
6,295,000	4.000		10/15/2040	6,298,532
The Lakes Fresh Water Supply District of Denton County UT Road Bonds Series 2022 (AGM) (A1/AA)
3,230,000	3.000		09/01/2047	2,615,432
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
300,000	4.375	(d)	09/15/2027	300,296
445,000	4.750	(d)	09/15/2032	445,873
1,200,000	5.250	(d)	09/15/2042	1,204,738

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)
$37,000	3.250	%(d)	09/01/2027	$36,376
205,000	3.500	(d)	09/01/2032	192,443
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)
324,000	6.000	(d)	09/01/2027	331,226
712,000	6.125	(d)	09/01/2032	751,418
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)
831,000	4.000	(d)	09/01/2047	728,600
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)
300,000	5.250	(d)	09/01/2028	309,860
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)
170,000	4.500	(d)	09/01/2027	172,575
Town of Providence Village Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2024 (NR/NR)
255,000	4.375	(d)	09/01/2031	256,559
650,000	5.000	(d)	09/01/2044	652,671
Travis County Development Authority Contract Assessment RB for Bella Fortuna Public Improvement District Series 2024 (NR/NR)
843,000	5.375	(d)	09/01/2044	858,675
750,000	5.625	(d)	09/01/2051	765,451
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
868,000	5.375	(d)	09/01/2042	885,273
Travis County Texas Permanent Improvement Bonds Series 2024 (Aaa/AAA)
840,000	4.000		03/01/2043	848,568
Travis County Texas Unlimited Tax Road Bonds Series 2024 (Aaa/AAA)
965,000	4.000		03/01/2044	968,324
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA)
8,500,000	3.250		02/15/2041	7,765,803
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
755,000	5.000		09/01/2031	809,099
950,000	3.000		09/01/2034	854,049
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
131,000	2.375		12/01/2025	127,856
308,000	2.875		12/01/2030	277,776
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
520,000	4.250		12/01/2029	520,039
1,159,000	4.625		12/01/2035	1,159,049
1,604,000	5.000		12/01/2045	1,603,987
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
740,000	5.375		08/15/2042	759,240

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR) – (continued)
$1,000,000	5.625%		08/15/2052	$1,025,603
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (Baa3/NR)
325,000	3.000		08/15/2034	296,654
345,000	3.000		08/15/2036	305,025
745,000	3.000		08/15/2039	612,121
Williamson County Texas Unlimited Tax Road Bonds Limited Tax Notes Series 2024 (NR/AAA)
3,500,000	5.000		02/15/2026	3,618,403
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,070,000	5.000		02/15/2026	1,101,071
1,130,000	5.000		02/15/2027	1,189,812
1,070,000	5.000		02/15/2028	1,151,424
Yoakum Independent School District Unlimited Tax School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000	4.250		02/15/2048	1,013,723

				995,850,538

Utah - 0.8%

Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
1,675,000	3.250	(d)	03/01/2031	1,603,155
1,875,000	3.500	(d)	03/01/2036	1,736,160
1,900,000	3.750	(d)	03/01/2041	1,716,387
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
2,300,000	5.625	(d)	12/01/2053	2,399,324
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)
3,875,000	5.250	(d)	02/01/2040	3,475,360
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2017A (A2/A+)
1,060,000	5.000		07/01/2047	1,079,977
Salt Lake City Airport RB for Salt Lake City International Airport Series 2023A (AMT) (A2/A+)
1,500,000	5.250		07/01/2053	1,621,403
6,300,000	5.500		07/01/2053	6,973,264
Salt Lake City International Airport RB Series 2018A (A2/A+)
10,525,000	5.000		07/01/2036	11,007,989
5,000,000	5.000		07/01/2038	5,209,576
7,500,000	5.250		07/01/2048	7,770,439
Salt Lake City International Airport RB Series 2018A (AMT) (A2/A+)
4,000,000	5.000		07/01/2029	4,241,854
Salt Lake City International Airport RB Series 2021A (A2/A+)
5,950,000	5.000		07/01/2046	6,259,289
1,500,000	4.000		07/01/2051	1,443,972
Salt Lake City International Airport RB Series 2023A (A2/A+)
200,000	5.250		07/01/2048	217,695
Salt Lake City RB for International Airport Series 2018 A (A2/A+)
5,500,000	5.000		07/01/2030	5,815,415
Salt Lake City, Utah Airport RB, Series 2017A (AMT) Salt Lake City International Airport (A2/A+)
5,200,000	5.000		07/01/2042	5,322,693

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)

Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)
$2,325,000	4.000	%(d)	10/15/2041	$1,937,463
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
1,610,000	5.625	(d)	06/15/2042	1,656,716
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
500,000	4.000	(d)	07/15/2037	446,403
3,485,000	4.250	(d)	07/15/2050	2,938,434
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022B (NR/BB)
65,000	5.750	(d)	07/15/2026	64,439
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
890,000	4.000	(d)	06/15/2041	734,869
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000	5.000		04/15/2039	733,301
625,000	5.000		04/15/2044	647,090
1,150,000	5.000		04/15/2049	1,182,354
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (Aa2/AA+)
3,065,000	4.000	(e)	06/15/2025	3,087,338

				81,322,359

Vermont - 0.1%

University of Vermont State Agricultural College GO Bonds Series 2017 (Aa3/A+)
365,000	5.000		10/01/2043	377,068
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000		05/01/2025	748,329
585,000	5.000		05/01/2026	592,255
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000	5.000	(a)(b)(d)	06/01/2052	2,224,205
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000	5.500	(d)	10/01/2043	2,630,854

				6,572,711

Virgin Islands - 0.1%

Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
825,000	5.000		10/01/2039	863,331
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
4,700,000	5.000	(d)	10/01/2039	4,521,905
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A1/AA)
5,000,000	5.000	(d)	10/01/2034	5,007,045

				10,392,281

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virginia - 1.2%

City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
$2,700,000	7.000%		09/01/2053	$3,142,918
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (NR/NR)
1,250,000	4.000	(e)	10/01/2024	1,275,000
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/ BBB-)
3,000,000	5.000		01/01/2040	3,063,770
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aaa/NR)
4,215,000	5.000	(a)(b)	05/01/2043	4,346,669
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
350,000	5.000		04/01/2027	364,227
400,000	5.000		04/01/2028	421,864
460,000	5.000		04/01/2029	490,567
350,000	5.000		04/01/2030	375,728
740,000	5.000		04/01/2031	789,480
300,000	5.000		04/01/2032	318,544
650,000	5.000		04/01/2033	687,925
395,000	5.000		04/01/2034	417,965
110,000	5.000		04/01/2035	116,253
430,000	5.000		04/01/2036	453,080
1,030,000	5.000		04/01/2037	1,080,362
410,000	4.000		04/01/2039	398,242
265,000	4.000		04/01/2040	254,797
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
8,510,000	6.706		06/01/2046	7,224,383
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
122,865,000	0.000	(g)	06/01/2047	34,599,693
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
13,500,000	0.000	(g)	06/01/2047	3,718,836
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000	5.000		04/01/2045	20,861,182
Virginia Beach Development Authority Residential Care Facility Tax Exempt Mandatory Paydown Securities RB for Westminster-Canterbury On Chesapeake Bay Series 2023B-3 (NR/NR)
3,975,000	5.375		09/01/2029	4,141,345
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB)
300,000	5.000		06/01/2028	315,727
375,000	5.000		06/01/2029	398,874
300,000	5.000		06/01/2031	322,495
875,000	4.000		06/01/2036	870,269
Virginia Housing Development Authority RB Series 2019 E (Aa1/ AA+)
5,000,000	3.100		12/01/2045	4,184,002

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)

Virginia Housing Development Authority Rental Housing Bonds 2024 Series C (NON-AMT) (Aa1/AA+)
$1,000,000	4.800%		12/01/2049	$1,041,855
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (Aa1/AA+)
5,000,000	5.000	(e)	07/01/2025	5,064,389
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (WR/NR)
750,000	5.000	(e)	07/01/2025	759,379
Virginia Port Authority Port Facilities Revenue Refunding Bonds Series 2015A (WR/NR)
2,000,000	5.000	(e)	07/01/2025	2,025,011
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (Baa3/NR)
1,050,000	5.000		12/31/2056	1,064,653
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
1,875,000	5.000		12/31/2052	1,972,597
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR/BBB)
6,500,000	4.000		01/01/2048	6,072,208
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (NR/B)
300,000	5.000	(a)(b)(d)	01/01/2048	300,048
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
5,385,000	5.000		12/31/2049	5,481,061
4,950,000	5.000		12/31/2052	5,029,320

				123,444,718

Washington - 2.2%

Bethel School District No. 403 Pierce County Washington Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
5,865,000	5.000		12/01/2041	6,655,142
6,700,000	5.000		12/01/2042	7,569,093
4,600,000	5.000		12/01/2043	5,174,746
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (Aa1/AA+)
1,200,000	4.000		09/01/2036	1,269,345
2,665,000	4.000		09/01/2037	2,805,652
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000		01/01/2033	3,440,938
6,715,000	4.000		01/01/2034	6,894,446
11,655,000	4.000		01/01/2043	11,682,976
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000		05/01/2044	13,714,601
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000		07/01/2035	6,681,663
City of Tacoma Electric System RB Green Bonds Series 2024A (NR/AA)
1,000,000	5.000		01/01/2049	1,096,472
Energy Northwest Columbia Generating Station Electric Revenue Refunding Bonds Series 2021-A (Aa1/AA-)
8,830,000	4.000		07/01/2042	8,975,306

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)

Highline School District No. 401, King County, Washington UT GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
$2,750,000	5.000%		12/01/2039	$3,110,659
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BB+)
8,685,000	5.000		04/01/2030	8,688,418
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
4,740,000	5.000		05/01/2042	4,875,557
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
7,000,000	5.000		04/01/2039	7,313,255
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1/AA-)
4,000,000	5.000		08/01/2037	4,317,146
700,000	4.000		08/01/2041	701,179
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A (A1/AA-)
2,500,000	5.000		05/01/2043	2,558,510
Port of Seattle Intermediate Lien Revenue Refunding Bond Series 2022A (A1/AA-)
865,000	5.000		08/01/2028	943,221
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (A1/AA-)
5,000,000	5.000		08/01/2039	5,364,502
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA)
12,455,000	5.000		12/01/2043	12,776,542
Public Hospital District No. 2 Quincy Valley Medical Center UT GO Bonds 2024 (Baa1/NR)
800,000	5.500		12/01/2044	866,037
State of Washington Various Purpose GO Bonds Series 2024C (Aaa/AA+)
15,000,000	5.000		02/01/2047	16,658,041
32,000,000	5.000		02/01/2049	35,376,029
State of Washington Various Purpose GO Bonds Series R-2022A (Aaa/AA+)
2,490,000	5.000		02/01/2027	2,640,010
Washington Health Care Facilities Authority RB (Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000	5.000		08/01/2037	5,333,944
1,040,000	5.000		08/01/2039	1,100,889
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
3,370,000	4.000		08/01/2044	3,276,322
Washington Health Care Facilities Authority RB for Fred Hutchinson Cancer Research Center Series 2015 (WR/NR)
1,500,000	5.000	(e)	07/01/2025	1,522,113
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
2,000,000	5.000		08/01/2037	2,133,578
1,000,000	5.000		08/01/2038	1,063,176
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
570,000	5.000		08/01/2036	608,887
Washington Health Care Facilities Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2021 B (A2/A)
900,000	4.000	(a)(b)	10/01/2042	925,280

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)

Washington Higher Education Facilities Authority RB for Seattle University Project Series 2020 (NR/A)
$1,200,000	4.000%		05/01/2050	$1,139,539
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB)
320,000	5.000		07/01/2029	339,689
18,275,000	5.000		07/01/2048	18,694,488
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (Baa3/BBB-)
2,925,000	4.000		07/01/2043	2,810,862
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)
745,000	5.000	(d)	01/01/2034	747,240
1,400,000	5.000	(d)	01/01/2039	1,375,820
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Revenue Bonds for Emerald Heights Project Series 2023A (NR/NR)
1,325,000	5.000		07/01/2038	1,434,292
Washington State Housing Finance Commission Nonprofit RB Refunding Series 2023 (NR/BBB)
900,000	5.625	(d)	07/01/2038	999,563
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (Aaa/AA+)
6,855,000	0.000	(g)	06/01/2028	6,190,612

				231,845,780

West Virginia - 0.6%

County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
770,000	3.000		03/01/2035	694,222
1,285,000	3.000		03/01/2037	1,098,492
Monongalia County Commission Senior Tax Increment Revenue, Refunding and Improvement Bonds for Development District No. 4 – University Town Centre Series 2023 A (NR/NR)
460,000	5.000	(d)	06/01/2033	486,017
Monongalia County Commission Subordinate Special District Excise Tax Revenue & Improvement Bonds for University Town Centre Economic Opportunity Development District Series 2023 A (NR/NR)
1,725,000	7.000	(d)	06/01/2043	1,863,168
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000	5.000		06/01/2035	7,610,350
State of West Virginia GO State Road Bonds Series 2019 A (Aa2/ AA-)
605,000	5.000		06/01/2035	656,620
State of West Virginia, West Virginia GO State Road Bonds, Series 2019 A (Aa2/AA-)
1,600,000	5.000		12/01/2036	1,731,355
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (B2/BB)
1,575,000	5.000	(a)(b)	07/01/2045	1,578,825
West Virginia Economic Development Authority RB Refunding for Appalachian Power Company Series 2015A (Baa1/BBB+) (PUTABLE)
7,445,000	3.375	(a)(b)	03/01/2040	7,479,029

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)

West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/BBB+) (PUTABLE)
$9,150,000	3.000	%(a)(b)	06/01/2037	$9,003,631
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
3,565,000	4.700	(a)(b)	04/01/2036	3,614,821
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB for Vandalia Health Group Series 2023B (AGM) (A1/AA)
2,855,000	5.125		09/01/2042	3,163,581
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
2,970,000	5.500		09/01/2048	3,337,102
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa3/ BBB)
1,000,000	5.000		01/01/2033	1,040,293
950,000	5.000		01/01/2034	987,073
825,000	5.000		01/01/2035	855,829
2,330,000	5.000		01/01/2036	2,409,007
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,375,000	5.000		09/01/2029	2,530,817
4,775,000	5.000		09/01/2030	5,057,035
1,520,000	5.000		09/01/2032	1,597,044
West Virginia Housing Development Fund Housing Finance Bonds 2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000	4.350		11/01/2039	3,986,949
4,685,000	4.700		11/01/2044	4,829,917

				65,611,177

Wisconsin - 1.4%

City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N3 (AGM) (NR/AA)
4,100,000	5.000		04/01/2026	4,239,815
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N7 (BAM) (NR/AA)
1,475,000	5.000		04/01/2026	1,525,299
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
800,000	5.875	(d)	06/01/2052	822,937
Public Finance Authority Charter School RB for Founders Academy of Las Vegas Series 2023A (NR/BB-)
300,000	6.375	(d)	07/01/2043	316,298
Public Finance Authority Charter School RB Series 2021A (Ba2/ NR)
165,000	4.250	(d)	06/15/2031	159,333
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
700,000	5.000		06/15/2044	716,238

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
$1,060,000	5.375	%(d)	06/15/2042	$1,068,803
Public Finance Authority Education RB Mater Academy of Nevada - East Las Vegas Campus Project Series 2024A (NR/BB)
690,000	5.000	(c)(d)	12/15/2044	708,099
Public Finance Authority Education RB Series 2022 (NR/NR)
1,290,000	5.000	(d)	01/01/2042	1,208,792
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Baa3/BBB-)
1,000,000	4.300		11/01/2030	1,004,435
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
10,975,000	6.750	(d)	08/01/2031	9,850,063
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB-)
265,000	5.000		07/01/2035	276,114
310,000	5.000		07/01/2036	320,803
265,000	5.000		07/01/2037	273,126
310,000	5.000		07/01/2038	317,706
310,000	5.000		07/01/2039	315,988
285,000	5.000		07/01/2040	289,766
310,000	5.000		07/01/2041	314,216
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
220,000	4.000		07/01/2026	223,384
220,000	4.000		07/01/2027	225,475
220,000	4.000		07/01/2028	227,365
220,000	4.000		07/01/2029	225,991
265,000	4.000		07/01/2030	271,410
355,000	4.000		07/01/2031	361,965
420,000	4.000		07/01/2032	426,713
175,000	4.000		07/01/2033	177,586
130,000	4.000		07/01/2034	131,757
155,000	4.000		07/01/2035	156,828
220,000	4.000		07/01/2036	222,077
220,000	4.000		07/01/2037	222,111
265,000	4.000		07/01/2038	266,937
265,000	4.000		07/01/2039	266,094
265,000	4.000		07/01/2040	265,859
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
1,685,000	5.000	(d)	12/01/2035	1,717,298
1,950,000	5.000	(d)	12/01/2045	1,899,870
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000		07/01/2041	811,040
1,000,000	4.000		07/01/2051	853,227
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)
395,000	4.000	(d)	06/15/2030	393,680
815,000	5.000	(d)	06/15/2040	828,609
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,450,000	4.000	(d)	03/01/2030	1,438,366
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
6,950,000	5.625	(d)	06/01/2050	6,728,585

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
$7,575,000	6.500	%(d)	06/01/2045	$6,815,057
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
500,000	5.200		12/01/2037	512,335
1,430,000	5.350		12/01/2045	1,453,855
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB)
2,470,000	6.000	(d)	07/01/2031	2,203,577
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
750,000	5.000		01/01/2029	799,689
1,400,000	5.000		01/01/2032	1,494,470
950,000	5.000		01/01/2033	1,013,504
900,000	5.000		01/01/2036	956,115
500,000	5.000		01/01/2037	529,555
2,000,000	5.000		01/01/2039	2,098,407
875,000	5.000		01/01/2040	913,162
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
285,000	5.000	(d)	06/01/2029	290,566
710,000	5.000	(d)	06/01/2039	711,285
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,000,000	4.000		01/01/2030	987,997
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)
370,000	4.000	(d)	09/01/2029	355,945
770,000	5.000	(d)	09/01/2039	761,833
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
5,900,000	4.500	(d)	07/01/2048	4,748,591
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
2,770,000	6.125	(d)	10/01/2049	2,531,453
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000	2.875		05/01/2027	1,941,060
Public Finance Authority RB Roseman University of Health Sciences 2020 (NR/BB)
110,000	3.000	(d)	04/01/2025	109,389
500,000	5.000	(d)	04/01/2030	521,314
Public Finance Authority RB Roseman University of Health Sciences 2020 (NR/NR)
5,000	3.000	(d)	04/01/2025	4,999
Public Finance Authority Refunding RB Series 2021C (A2/A)
600,000	4.000	(a)(b)	10/01/2041	616,853
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
1,205,000	5.000		11/15/2041	1,271,013
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
985,000	5.000		11/15/2044	1,023,601
570,000	5.000		11/15/2049	586,768

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (NR/BBB+)
$3,435,000	5.250%		07/01/2028	$3,438,427
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000	4.000		01/01/2052	7,521,899
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
630,000	4.000	(d)	07/01/2041	588,180
2,725,000	4.000	(d)	07/01/2051	2,383,121
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
5,000,000	5.000	(d)	06/01/2041	5,132,422
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
2,775,000	5.375	(d)	12/15/2032	2,783,309
Racine Unified School District Racine County Wisconsin GO Promissory Notes (BAM) (Aa3/AA)
1,250,000	5.000		04/01/2038	1,399,417
1,340,000	5.000		04/01/2039	1,492,712
1,750,000	5.000		04/01/2040	1,940,309
1,675,000	5.000		04/01/2041	1,844,577
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000	5.000		05/01/2027	2,366,664
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000	4.000		03/15/2030	352,942
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024A (NR/NR)
1,165,000	5.250		08/15/2039	1,277,577
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000	4.400		08/15/2029	1,385,272
Wisconsin Health & Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024B-2 (NR/NR)
4,200,000	4.200		08/15/2028	4,231,402
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000	3.000		02/01/2042	924,192
390,000	4.000		02/01/2045	354,588
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
465,000	3.000		12/01/2031	402,862
775,000	4.000		12/01/2041	621,886
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/NR)
475,000	4.000		09/15/2036	469,419
460,000	4.000		09/15/2041	437,004
425,000	4.000		09/15/2045	389,217
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/NR)
700,000	4.000		09/15/2036	691,776
680,000	4.000		09/15/2041	646,006
575,000	4.000		09/15/2045	526,587

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
$7,680,000	5.000	%(d)	08/01/2027	$7,896,442
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000	3.330	(a)(f)	08/15/2054	2,732,197
Wisconsin Health and Educational Facilities Authority RB Series 2024A (BAM) (NR/AA)
5,675,000	4.500		02/15/2054	5,675,735
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (Aa2/AA+) (SIFMA Municipal Swap Index Yield + 0.15%)
5,500,000	3.300	(a)(f)	03/01/2042	5,494,253
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/BBB-)
5,700,000	5.000		02/01/2042	5,977,377
Wisconsin State Health and Educational Facilities Authority Variable Rate Refunding RB Froedtert Health Inc. Obligated Group Series 2021B (NR/AA/A-1)
2,260,000	3.900	(a)(b)	04/01/2048	2,260,000

				150,960,222

Wyoming - 0.2%

County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
18,675,000	3.625		07/15/2039	17,647,446

TOTAL MUNICIPAL BONDS
(Cost $10,274,741,502)				10,333,699,274

Corporate Bonds - 0.3%
Healthcare-Services - 0.0%

Prime Healthcare Foundation, Inc. Series
4,975,000	7.000%		12/01/27	5,173,942
Toledo Hospital RB Series 2022 B
1,895,000	5.325		11/15/28	1,875,993

				7,049,935

Real Estate - 0.3%

Benloch Ranch Improvement Association No. 1 Series 2020
2,853,750	9.750	(d)(h)	12/01/39	2,661,693
Benloch Ranch Improvement Association No. 1 Series 2021
1,655,909	9.750	(d)(h)	12/01/39	1,544,467
Benloch Ranch Improvement Association No. 2
14,700,000	10.000	(d)(h)	12/01/51	12,027,540
Brixton Park Improvement Association No. 1 Series
16,042,697	6.875	(d)(h)	12/01/51	13,438,967

				29,672,667

TOTAL CORPORATE BONDS
(Cost $41,164,733)				36,722,602

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) - 0.0%
Engineering & Construction - 0.0%

Rialto Bioenergy Facility, LLC (SOFR + 0.1%)
$8,719,737	5.330	%(h)	10/31/24	$998,948

				998,948

TOTAL BANK LOANS (Cost $ 8,686,894)				998,948

TOTAL INVESTMENTS - 98.8% (Cost $10,324,593,129)				$10,371,420,824

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%				124,639,638

NET ASSETS - 100.0%				$10,496,060,462

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2024.

(b)

Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	When-issued security.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(i)	Zero coupon bond until next reset date.

(j)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(k)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Investment Abbreviations:
ABS	- Asset-Backed Security
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CFD	- Community Facilities District
COPS	- Certificates of Participation
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
IDA	- Industrial Development Agency
LIBOR	- London Interbank Offered Rates
LP	- Limited Partnership
LT	- Limited Tax
MTA	- Metropolitan Transportation Authority
MUN GOVT	-
GTD	Municipal Government Guaranteed NATL
NATL	- National Public Finance Guarantee Corp.

Investment Abbreviations: (continued)
NR	- Not Rated
PCRB	- Pollution Control Revenue Bond
PSF-GTD	- Guaranteed by Permanent School Fund
Q-SBLF	- Qualified School Bond Loan Fund
RB	- Revenue Bond
RMKT	- Remarketed
RR	- Revenue Refunding
SCH BD	-
GTY	School Bond Guaranty
SCH BD RES -
FD	School Board Reserve Fund
SCSDE	- South Carolina State Department of Education
SD CRED	-
PROG	School District Credit Program
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
SONYMA	- State of New York Mortgage Agency
ST AID	-
WITHHLDG	State Aid Withholding
ST APPROP	- State Appropriation
TCRS	- Transferable Custody Receipts
UPMC	- University of Pittsburgh Medical Center
USD	- United States Dollar
UT	- Unlimited Tax
WR	- Withdrawn Rating

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 97.6%
Alabama - 2.1%

Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/ NR)
$1,275,000	4.000	%(a)(b)	12/01/2049	$1,282,314
Black Belt Energy Gas District Gas Project RB Series 2022C-1 (A1/NR)
10,000,000	5.250	(a)(b)	02/01/2053	10,725,514
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)
5,555,000	6.000	(c)(d)	07/01/2045	5,839,429
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)
1,975,000	8.000	(c)(d)	07/01/2028	2,075,133
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
3,150,000	5.250	(a)(b)	07/01/2054	3,487,054
Energy Southeast, A Cooperative District Energy Supply RB Series 2023B-1 (Fixed Rate) (A1/NR)
2,525,000	5.750	(a)(b)	04/01/2054	2,868,323
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (B1/BB-)
25,350,000	5.750		10/01/2049	26,732,475
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/ BBB+)
22,340,000	5.250		10/01/2049	24,324,469
23,620,000	5.500		10/01/2053	26,004,323
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
1,085,000	4.500		11/01/2042	936,416
1,000,000	4.750		11/01/2049	856,735
Midcity Improvement District Special Assessment RB Series 2024 (NR/NR)
400,000	6.500	(c)	11/01/2044	399,830
550,000	6.750	(c)	11/01/2053	549,362
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
80,000,000	5.000	(a)(b)	06/01/2049	87,907,232
Southeast Energy Authority Commodity Supply RB for Project No. 6 Series 2023B (Aa1/NR)
10,000,000	5.000	(a)(b)	01/01/2054	10,769,150
Sumter County IDA Exempt Facilities RB for Enviva Project Series 2022 (WR/NR)
10,073,131	6.000	(a)(b)	07/15/2052	4,835,103
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
18,620,000	5.250	(a)(b)	12/01/2053	20,444,900
The Educational Building Authority of The City of Homewood Alabama Lease RB CHF – Horizons I L.L.C. Recreation Center Project at Samford University Tax-Exempt Series 2024- A (Baa2/NR)
3,000,000	5.500		10/01/2054	3,221,633
The Educational Building Authority of The City of Homewood Alabama RB CHF – Horizons II L.L.C. Student Housing & Parking Project at Samford University Tax-Exempt Series 2024-C (Baa2/NR)
2,930,000	5.500		10/01/2054	3,146,462
1,100,000	5.000		10/01/2056	1,126,391

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)

The Industrial Development Authority of Mobile County Solid Waste Disposal RB Am Ns Calvert LLC Project Series 2024A (Baa3/BBB-)
$14,400,000	5.000%		06/01/2054	$14,940,602

				252,472,850

Alaska - 0.0%

Northern tobacco Securitization Corp. tobacco Settlement Asset Back Bonds Series 2021 (NR/NR)
19,470,000	0.000	(e)	06/01/2066	2,730,993

American Samoa - 0.1%

American Samoa Economic Development Authority General RB Series 2021A (Ba3/NR)
6,375,000	5.000	(c)	09/01/2038	6,494,764
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)
1,800,000	3.720	(c)	09/01/2027	1,696,112

				8,190,876

Arizona - 1.4%

Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
20,000,000	4.900	(a)(f)	01/01/2037	19,449,846
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)
900,000	5.375	(c)	07/01/2053	921,586
1,000,000	5.500	(c)	07/01/2058	1,028,771
Arizona IDA Education RB for Benjamin Franklin Charter School Projects Series 2023A (Ba1/NR)
1,000,000	5.250	(c)	07/01/2053	1,009,011
1,000,000	5.500	(c)	07/01/2058	1,015,756
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
17,000,000	6.500	(c)	11/01/2053	17,684,847
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Social Bond Series 2020A (NR/A)
1,500,000	4.000		11/01/2050	1,448,362
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CC)
1,000,000	5.000		01/01/2043	683,390
5,250,000	4.500		01/01/2049	3,214,050
3,300,000	5.000		01/01/2054	2,064,183
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/D)
275,000	5.000	*	01/01/2037	151,847
200,000	5.000	*	01/01/2038	106,282
650,000	5.000	*	01/01/2043	310,251
3,450,000	5.000	*	01/01/2049	1,595,625
1,100,000	5.125	*	01/01/2054	495,000
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Ca/NR)
1,000,000	5.000	*	05/01/2038	550,000
2,780,000	5.000	*	05/01/2043	1,529,000
3,450,000	5.000	*	05/01/2048	1,897,500
2,000,000	5.000	*	05/01/2051	1,100,000

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)

Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
$925,000	4.000	%(c)	12/15/2041	$853,048
2,115,000	4.000	(c)	12/15/2051	1,796,331
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)
470,000	4.000	(c)	07/15/2051	399,089
445,000	4.000	(c)	07/15/2056	368,280
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000	5.000	(c)	07/15/2053	10,873,411
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (Aa3/A+)
1,625,000	3.000		07/01/2049	1,308,266
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (Aa3/A+)
2,710,000	3.250		07/01/2049	2,231,207
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000	4.000	(c)	07/01/2056	1,083,377
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
3,400,000	3.500	(c)	07/01/2044	2,889,357
County of Maricopa IDA Exempt Facilities RB for Commercial Metals Company Project Series 2022 (Ba2/BB+)
8,225,000	4.000	(c)	10/15/2047	7,540,125
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)
4,500,000	6.875	(c)	11/15/2052	4,921,053
2,750,000	7.000	(c)	11/15/2057	3,013,424
Equitable School Revolving Fund National Charter School Revolving Loan Fund RB (NR/A)
4,325,000	4.000		11/01/2051	4,151,488
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
530,000	3.500		07/01/2029	505,645
595,000	4.100		07/01/2034	561,918
1,848,000	4.750		07/01/2043	1,711,111
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000	5.000		05/15/2056	17,178,676
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000	6.000	(c)*	08/01/2028	1,550,000
16,130,000	6.250	(c)*	08/01/2040	8,065,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
580,000	4.000		02/15/2051	495,463
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)
700,000	5.000	(c)	07/01/2050	701,671
1,340,000	5.000	(c)	07/01/2054	1,333,481
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
1,885,000	5.250	(c)	10/01/2040	1,816,453
1,885,000	5.500	(c)	10/01/2051	1,770,270

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)

Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A2/A-)
$2,000,000	2.400%		06/01/2035	$1,720,337
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)
250,000	5.500	(c)	05/01/2040	251,647
950,000	5.750	(c)	05/01/2050	957,613
Salt River Agricultural Improvement and Power District Project Electric System RB Series 2023B (Aa1/AA+)
9,260,000	5.250		01/01/2053	10,384,318
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000		12/01/2050	1,531,453
1,900,000	5.000		12/01/2054	1,907,420
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000		07/01/2037	878,047
1,000,000	5.000		07/01/2042	1,023,992
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
1,050,000	5.000	(c)(g)	06/15/2054	1,059,333
1,375,000	5.000	(c)(g)	06/15/2059	1,383,343
1,825,000	5.000	(c)(g)	06/15/2064	1,830,914
The Industrial Development Authority of The County of Maricopa Education RB (Legacy Traditional Schools Projects) Series 2021A (NR/BBB-)
1,150,000	4.000	(c)	07/01/2051	1,019,977
The Industrial Development Authority of The County of Maricopa Education Revenue Refunding Bonds Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
3,675,000	4.250		07/01/2044	3,537,941
The Industrial Development Authority of The County of Maricopa Educational Facilities Valley Christian Schools Project RB Series 2023A (NR/NR)
1,700,000	6.250	(c)	07/01/2053	1,755,527
1,800,000	6.375	(c)	07/01/2058	1,864,364

				164,479,677

Arkansas - 0.2%

Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB-)
16,175,000	5.450		09/01/2052	16,948,361
Arkansas Development Finance Authority Environmental Improvement RB Series 2023 United States Steel Corporation Project Green Bonds (AMT) (NR/BB-)
1,375,000	5.700		05/01/2053	1,464,196
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,370,000	3.200		12/01/2049	4,260,007
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000	4.250		07/01/2041	1,167,051
775,000	3.500		07/01/2046	541,792
500,000	4.000		07/01/2052	367,748

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)

Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
$5,090,000	3.500%		07/01/2038	$4,050,660

				28,799,815

California - 8.8%

ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)
1,600,000	0.000	(e)	08/01/2026	1,526,108
Airport Commission of The City and County of San Francisco Second Series RB Series 2019A (AMT) (NR/NR)
45,000	4.000	(d)	05/01/2049	46,628
Airport Commission of The City and County of San Francisco Second Series RB Series 2019A (AMT) (A1/A+)
3,980,000	4.000		05/01/2049	3,873,979
Airport Commission of The City and County of San Francisco Second Series RB Series 2019E (AMT) (NR/A+)
1,535,000	4.000		05/01/2050	1,488,875
Airport Commission of The City and County of San Francisco Second Series RB Series 2019E (AMT) (NR/NR)
145,000	4.000	(d)	05/01/2050	150,247
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-)
1,850,000	0.000	(h)	10/01/2047	1,113,579
1,850,000	0.000	(h)	10/01/2048	1,108,202
2,300,000	0.000	(h)	10/01/2049	1,374,205
1,375,000	0.000	(h)	10/01/2050	817,503
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000	0.000	(h)	10/01/2051	1,888,381
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000	0.000	(e)	08/01/2037	3,301,118
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A1/AA)
2,050,000	0.000	(e)	08/01/2036	1,296,419
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000	3.000		04/01/2054	4,051,035
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (A2/A)
5,875,000	5.250		07/01/2054	6,394,440
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
5,000,000	4.500		07/01/2054	5,067,551
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (A1/AA)
1,055,000	0.000	(e)	08/01/2025	1,029,737
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000	5.000	(a)(b)	02/01/2054	3,259,244
California Community Choice Financing Authority Clean Energy Project RB Green Bonds Series 2024A (A1/NR)
24,500,000	5.000	(a)(b)	05/01/2054	26,948,709
California Community Choice Financing Authority Clean Energy Project RB Series 2023B (A1/NR)
2,000,000	5.000	(a)(b)	07/01/2053	2,145,904

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Community College Financing Authority RB for NCCD- Orange Coast Properties LLC Series 2018 (NR/BB+)
$2,755,000	5.250%		05/01/2048	$2,831,653
2,850,000	5.250		05/01/2053	2,921,699
California Community College Financing Authority Student Housing RB for Napa Valley College Project Series 2022A (NR/NR)
9,275,000	5.750	(c)	07/01/2060	9,649,528
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)
9,775,000	4.000	(c)	02/01/2056	8,860,299
California Community Housing Agency Essential Housing Junior RB Series 2021A-2 (NR/NR)
2,300,000	4.000	(c)	08/01/2050	1,894,690
California Community Housing Agency Essential Housing RB Series 2021A (NR/NR)
20,820,000	4.000	(c)	02/01/2056	17,772,031
California Community Housing Agency Essential Housing RB Series 2021A-1 (NR/NR)
1,825,000	3.000	(c)	02/01/2057	1,318,044
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)
6,450,000	4.000	(c)	02/01/2056	5,614,088
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,345,000	5.000		06/01/2050	1,363,890
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
7,375,000	0.000	(e)	06/01/2055	1,691,332
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB+)
205,000	5.000		06/01/2049	210,647
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
145,960,000	0.000	(e)	06/01/2055	29,043,238
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
145,220,000	0.000	(e)	06/01/2055	20,005,449
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)
595,000	4.000	(c)	06/01/2061	515,864
California Health Facilities Financing Authority RB for Commonspirit Health Series 2020A (A3/A-)
5,705,000	4.000		04/01/2049	5,623,973
California Health Facilities Financing Authority RB for Commonspirit Health Series 2024A (A3/A-)
4,600,000	5.000		12/01/2054	5,004,480
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
2,525,000	4.000		05/15/2051	2,524,572
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series RB Series 2020A-1 (NR/NR)
900,000	5.000	(c)	01/01/2055	907,931

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Infrastructure and Economic Development Bank RB Brightline West Passenger Rail Project Series 2020A-4 (NR/NR)
$20,800,000	8.000	%(a)(b)(c)	01/01/2050	$21,422,299
California Municipal Finance Authority Charter School Leave Revenue Refunding Bonds Series 2022 (NR/BB+)
750,000	5.000		07/01/2052	764,361
3,725,000	5.000		07/01/2062	3,772,179
California Municipal Finance Authority Community Facilities District Special Tax Bonds for City of Chula Vista Series 2022 (NR/NR)
2,750,000	5.000		09/01/2052	2,876,746
5,250,000	5.000		09/01/2057	5,487,777
California Municipal Finance Authority RB (California Lutheran University) Series 2018 (Baa1/NR)
225,000	5.000		10/01/2035	236,469
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/BBB+)
3,800,000	5.000		02/01/2042	3,873,587
10,000,000	5.000		02/01/2047	10,080,642
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)
1,135,000	5.000	(c)	07/01/2052	1,096,746
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,510,000	4.000		07/01/2051	1,351,908
1,035,000	4.000		07/01/2055	909,461
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
250,000	5.000		10/01/2034	263,339
300,000	5.000		10/01/2037	314,157
300,000	5.000		10/01/2038	313,304
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)
1,090,000	5.000	(c)	10/01/2049	1,090,783
1,740,000	5.000	(c)	10/01/2054	1,727,695
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (A2/NR)
14,040,000	4.000		12/31/2047	13,219,296
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
7,395,000	5.000		12/31/2043	7,575,465
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB-)
11,425,000	4.000		07/15/2029	11,515,293
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (NR/NR)
26,895,001	7.500	(c)(i)*	12/01/2040	3,227,400
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
1,325,000	5.000	(c)	07/01/2037	1,327,968
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,355,000	5.000	(c)	07/01/2035	2,625,644
1,730,000	5.000	(c)	07/01/2037	1,911,073

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR) – (continued)
$1,750,000	5.000	%(c)	07/01/2038	$1,927,675
1,200,000	5.000	(c)	11/21/2045	1,284,201
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
12,660,000	5.000	(c)	11/21/2045	12,678,991
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)
8,500,000	5.000	(c)	11/21/2045	8,815,485
California Pollution Control Financing Authority Water Furnishing RR Bonds, Series 2019 (San Diego County Water Authority Desalination Project Pipeline) (Baa3/NR)
550,000	5.000	(c)	07/01/2039	577,761
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)
1,540,000	5.000	(c)	06/15/2050	1,532,997
1,030,000	5.000	(c)	06/15/2055	1,016,988
California Public Finance Authority Senior Living Revenue Refunding Bonds for Enso Village Project Series 2021B1 (NR/NR)
900,000	3.125	(c)	05/15/2029	888,431
California School Finance Authority Charter School RB Envision Education Obligated Group Series 2024A (NR/BB+)
1,620,000	5.000	(c)	06/01/2064	1,634,183
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/BB-)
4,605,000	6.375	(c)	04/01/2062	4,754,122
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (NR/BBB-)
2,055,000	5.000	(c)	10/01/2052	2,099,494
3,250,000	5.000	(c)	10/01/2061	3,311,308
California School Finance Authority Charter School RB for Classical Academies Vista Project Series 2021 (NR/BBB-)
1,450,000	4.000	(c)	10/01/2046	1,327,486
California School Finance Authority Charter School RB for Harbor Springs Obligated Group Series 2024A (NR/BB+)
2,235,000	5.500	(c)	07/01/2054	2,346,289
2,200,000	5.625	(c)	07/01/2063	2,307,136
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000	5.250	(c)	07/01/2052	1,084,737
745,000	5.375	(c)	07/01/2056	768,649
1,525,000	5.500	(c)	07/01/2062	1,577,511
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
1,800,000	6.500	(c)	06/01/2062	1,915,746
California School Finance Authority Charter School RB for Orange County Educational Arts Academy Project Series 2023A (NR/NR)
560,000	5.625	(c)	06/01/2043	578,246
700,000	5.875	(c)	06/01/2053	723,010

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California School Finance Authority Charter School RB for River Springs Charter School Series 2022A (NR/BB+)
$2,905,000	5.000	%(c)	07/01/2052	$2,929,148
4,190,000	5.000	(c)	07/01/2061	4,206,043
California School Finance Authority Charter School RB for Valley International Preparatory High School Project Series 2022A (NR/NR)
2,230,000	5.250	(c)	03/01/2062	1,736,030
California School Finance Authority Charter School Refunding RB Partnerships to Uplift Communities Project Series 2023 (NR/BB+)
500,000	5.250	(c)	08/01/2038	532,526
550,000	5.500	(c)	08/01/2043	590,025
400,000	5.500	(c)	08/01/2047	425,231
California School Finance Authority Educational Facilities RB New Designs Charter School Project Series 2024A (NR/BB+)
1,475,000	5.000	(c)	06/01/2064	1,480,607
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)
3,500,000	5.000	(c)	10/01/2050	3,546,957
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)
2,770,000	5.000	(c)	07/01/2058	2,780,285
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)
600,000	5.000	(c)	06/01/2051	586,883
2,440,000	5.000	(c)	06/01/2061	2,340,550
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000	5.000	(c)	07/01/2045	1,359,502
1,240,000	5.000	(c)	07/01/2055	1,251,665
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)
600,000	4.000	(c)	06/01/2041	508,301
700,000	4.000	(c)	06/01/2051	531,464
1,220,000	4.000	(c)	06/01/2061	876,275
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000	5.000	(c)	07/01/2059	2,454,092
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BBB-)
945,000	4.000	(c)	07/01/2045	866,367
California School Finance Authority School Facility Refunding RB for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000	5.250	(c)	07/01/2048	730,840
California Statewide Communities Development Authority (Marin General Hospital) RB Series 2018A (Green Bonds) (NR/BBB)
500,000	5.000		08/01/2038	514,565
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
1,000,000	5.000		09/01/2053	1,043,285
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
740,000	5.000		09/01/2037	749,228

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)
$2,880,000	7.250	%(c)	09/01/2050	$3,033,128
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
3,245,000	4.000		09/01/2051	3,088,918
California Statewide Communities Development Authority Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
4,500,000	5.000		09/01/2052	4,707,403
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/BBB+)
575,000	5.000		09/02/2043	591,572
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000		09/02/2039	1,420,945
895,000	5.000		09/02/2044	936,208
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)
375,000	5.000	(c)	06/01/2034	392,666
475,000	5.000	(c)	06/01/2039	487,664
1,340,000	5.000	(c)	06/01/2051	1,351,500
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875		11/01/2043	1,877,574
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB)
10,095,000	5.500	(c)	12/01/2058	10,452,850
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
18,325,000	5.250		12/01/2044	18,324,963
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB)
1,600,000	5.000	(c)	12/01/2041	1,622,702
2,080,000	5.000	(c)	12/01/2046	2,103,656
10,030,000	5.250	(c)	12/01/2056	10,153,566
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB)
3,000,000	4.000		08/01/2045	2,758,200
California Statewide Communities Development Authority RB for Marin General Hospital Series 2018A (NR/BBB)
175,000	5.000		08/01/2037	180,920
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000	5.250	(c)	07/01/2039	2,423,339
3,125,000	5.250	(c)	07/01/2049	3,185,053
1,900,000	5.250	(c)	07/01/2052	1,934,090

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

California Statewide Communities Development Authority RB Green Bonds for Marin General Hospital Series 2018A (NR/BBB)
$365,000	5.000%		08/01/2028	$384,215
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)
935,000	5.000	(c)	11/01/2032	969,755
1,875,000	5.000	(c)	11/01/2041	1,902,879
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
13,765,000	5.500		12/01/2054	13,780,348
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000		09/02/2050	1,122,130
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
3,095,000	5.000		09/02/2038	3,245,785
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
1,990,000	4.000		09/02/2051	1,831,386
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
1,525,000	5.250		09/01/2052	1,621,683
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018B (NR/BBB+)
1,040,000	5.000		09/02/2048	1,063,859
California Statewide Communities Development Authority Statewide Community Infrastructure Program RB Series 2018C (NR/NR)
2,960,000	5.000		09/02/2048	3,052,348
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/ NR)
3,075,000	5.000		05/15/2047	3,131,459
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
36,600,000	0.000	(e)	06/01/2046	6,510,452
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa2/NR)
7,000,000	0.000	(e)	09/01/2033	5,036,354
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000		09/01/2037	168,455
195,000	3.000		09/01/2038	168,586
205,000	3.000		09/01/2039	172,738
210,000	3.000		09/01/2040	174,128
715,000	3.125		09/01/2044	578,535
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2051	874,714
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)
1,500,000	4.000	(c)	09/01/2051	1,376,068

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

City and County of San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services) Shoreline (Tax Zone 1) Special Tax Bonds, Series 2023C (NR/NR)
$1,345,000	5.750	%(c)	09/01/2053	$1,466,331
City and County of San Francisco Special Tax District No. 2020-1 (Mission Rock Facilities and Services) Special Tax Bonds, Series 2023B (NR/NR)
1,650,000	5.750	(c)	09/01/2053	1,806,108
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
1,050,000	5.000		09/01/2053	1,093,320
City of Beaumont Community Facilities District No. 2016-3 Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000	5.000		09/01/2053	940,983
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,700,000	5.375		09/01/2052	2,882,417
City of Dublin, Community Facilities District No. 2015-1 (Dublin Crossing) Improvement Area No.5, California Special Tax Bonds, Series 2023 (NR/NR)
1,150,000	5.375		09/01/2051	1,230,229
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)
850,000	5.000		09/01/2050	880,204
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000		09/01/2045	3,022,829
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
4,500,000	4.000		05/15/2049	4,400,316
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
450,000	4.125		05/15/2043	449,333
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000	5.250		04/01/2034	1,435,962
3,565,000	5.250		04/01/2039	2,698,067
16,065,000	5.250		04/01/2049	12,200,646
11,685,000	5.250		04/01/2054	8,779,952
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Bonds Series 2024 (NR/NR)
600,000	5.000		09/01/2049	631,079
525,000	5.000		09/01/2053	549,302
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
420,000	3.000		09/01/2031	395,525
450,000	4.000		09/01/2041	429,440
550,000	4.000		09/01/2051	495,072
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,600,000	4.000		09/02/2037	1,596,506
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area off-Street Parking Assessment District Series 2012 (NR/A-)
540,000	5.000		09/02/2030	545,173
City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR)
500,000	4.000		09/01/2029	507,011

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

City of Roseville Special Tax Bonds for Creekview Community Facilities District No. 1 Series 2023 (NR/NR)
$1,650,000	5.250%		09/01/2053	$1,746,552
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
350,000	4.000		09/01/2035	356,249
375,000	4.000		09/01/2040	376,809
425,000	4.000		09/01/2045	413,727
950,000	4.000		09/01/2050	899,664
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000		09/01/2045	450,335
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)
280,000	5.000	(c)	09/01/2032	288,742
700,000	5.000	(c)	09/01/2037	721,719
1,745,000	5.000	(c)	09/01/2047	1,784,623
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/A+)
2,000,000	5.000		05/01/2049	2,069,873
City of San Francisco Improvement Area Community Facilities District Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2046	879,622
City of San Jose, California Airport Revenue Refunding Bonds Series 2017A (A2/A)
4,310,000	5.000		03/01/2047	4,364,189
CMFA Special Finance Agency Essential Housing RB Series 2021A-1 (NR/NR)
4,465,000	3.000	(c)	12/01/2056	3,275,013
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)
5,500,000	3.000	(c)	08/01/2056	4,040,925
Community Facilities District No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
1,600,000	5.000		09/01/2053	1,672,859
Community Facilities District No. 2023-1 of The County of Orange (Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000	5.500		08/15/2053	1,367,320
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000	5.000		09/01/2044	2,677,148
200,000	4.000		09/01/2045	192,535
County of Los Angeles Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
2,775,000	5.000		09/01/2052	2,937,251
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000		09/01/2050	517,596
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)
11,225,000	3.000	(c)	12/01/2056	8,099,080
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
6,725,000	3.600	(c)	05/01/2047	5,816,980
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-2 (NR/NR)
900,000	3.250	(c)	04/01/2057	681,975

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa2/A-)
$1,305,000	0.000	%(e)	08/01/2027	$1,199,585
Department of Airports of The City of Los Angeles LAX Subordinate RB 2021 Series D (Private Activity/AMT) (Aa3/ AA-)
11,895,000	4.000		05/15/2051	11,544,540
Department of Airports of The City of Los Angeles LAX Subordinate RB 2022 Series A (Private Activity/AMT) (Aa3/ AA-)
7,955,000	4.000		05/15/2049	7,778,782
Dublin Unified School District GO Bonds Election of 2020 Series B (Aa1/AA+)
15,000,000	4.250		08/01/2053	15,259,689
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
445,000	3.125		09/01/2044	357,693
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
1,000,000	4.000		01/15/2046	991,784
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa2/NR)
5,400,000	0.000	(e)	08/01/2032	4,222,354
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (WR/AA)
4,180,000	0.000	(e)	04/01/2029	3,682,160
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000	0.000	(e)	10/01/2032	2,724,796
Foothill/Eastern Transportation Corridor Agency toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A1/AA)
10,000,000	0.000	(e)	01/15/2035	7,180,570
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa1/A)
22,010,000	3.950		01/15/2053	21,048,341
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
16,310,000	3.850		06/01/2050	15,289,363
Golden State tobacco Securitization Corp. tobacco Settlement Asset Backed Bonds Series 2022A-1 (NR/BBB+)
5,375,000	5.000		06/01/2051	5,667,866
Golden State tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)
130,250,000	0.000	(e)	06/01/2066	15,496,741
Golden Valley Unified School District Financing Authority RB for Golden Valley Unified School District Community Facilities District No. 2017-1 Series 2021 A (NR/NR)
250,000	4.000		09/01/2046	232,054
750,000	4.000		09/01/2056	663,868
Improvement Area 3 of The City of Stockton Community Facilities District No. 2018-2 Westlake Villages Ii Special Tax Bonds Series 2024 (NR/NR)
650,000	5.000		09/01/2054	691,913

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

Improvement Area B of The City of Fillmore Community Facilities District No. 5, Heritage Valley Parks Special Tax Bonds Series 2023 (NR/NR)
$3,500,000	5.000%		09/01/2053	$3,659,379
Improvement Area No. 1 of California Municipal Finance Authority Community Facilities District No. 2023-5 Special Tax Bonds, Series 2023 (NR/NR)
1,000,000	5.500		09/01/2048	1,091,526
1,000,000	5.625		09/01/2053	1,090,908
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
112,360,000	0.000	(e)	06/01/2036	52,036,523
Inland Empire tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/CCC)
51,235,000	0.000	(e)	06/01/2047	10,492,062
Inland Empire tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (NR/CCC)
290,580,000	0.000	(e)	06/01/2057	24,470,468
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
4,600,000	5.000		03/01/2057	4,700,135
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000	3.000		08/01/2046	3,195,521
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)
49,925,000	0.000	(e)	08/01/2050	16,240,767
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
2,125,000	3.000		12/01/2050	1,759,418
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)
3,760,000	0.000	(e)	08/01/2035	2,671,374
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000	6.500		11/01/2039	16,942,219
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000	6.500		11/01/2039	3,920,777
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
8,200,000	6.125		11/01/2029	8,798,006
20,315,000	6.500		11/01/2039	26,550,194
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000	5.500		08/01/2030	5,118,960
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa2/AA)
860,000	0.000	(e)	08/01/2025	840,304
1,105,000	0.000	(e)	08/01/2026	1,053,587
5,550,000	0.000	(e)	08/01/2030	4,727,698
7,855,000	0.000	(e)	08/01/2032	6,242,284
7,000,000	0.000	(e)	08/01/2034	5,178,122
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
1,000,000	5.250		08/15/2045	1,009,521

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
$200,000	5.000%		08/15/2028	$215,106
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000	7.000		08/01/2038	12,317,932
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000	0.000	(e)	08/01/2040	740,982
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
900,000	3.000		09/01/2032	856,428
820,000	3.000		09/01/2033	774,199
750,000	3.000		09/01/2034	702,002
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000		09/01/2049	414,353
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (BAM) (Aa3/AA)
4,000,000	4.000		08/01/2052	4,001,184
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)
6,200,000	0.000	(e)	08/01/2036	3,940,617
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
2,775,000	5.250		09/01/2047	2,917,147
3,875,000	5.000		09/01/2052	3,967,373
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax series 2022 (NR/NR)
400,000	5.750		09/01/2052	419,231
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A+)
2,220,000	0.000	(e)	10/01/2033	1,643,073
2,220,000	0.000	(e)	10/01/2035	1,526,452
1,840,000	0.000	(e)	10/01/2037	1,156,161
5,100,000	0.000	(e)	10/01/2038	3,034,496
8,425,000	0.000	(e)	10/01/2039	4,770,932
13,395,000	0.000	(e)	10/01/2040	7,216,397
7,275,000	0.000	(e)	10/01/2041	3,730,520
6,360,000	0.000	(e)	10/01/2042	3,115,272
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL) (A1/A+)
1,420,000	0.000	(e)	08/01/2025	1,383,610
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A2/NR)
1,755,000	5.000		07/01/2046	1,864,295
2,165,000	5.000		07/01/2056	2,276,411
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
6,080,000	5.000		07/01/2051	6,408,847
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000	0.000	(e)	07/01/2043	460,163

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)

San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
$10,000,000	0.000	%(e)	07/01/2030	$8,547,631
3,305,000	0.000	(e)	07/01/2031	2,729,515
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (B1/NR)
1,370,000	4.000		08/01/2032	1,244,084
1,560,000	4.000		08/01/2033	1,388,884
1,680,000	4.000		08/01/2034	1,475,689
1,810,000	4.000		08/01/2035	1,566,987
1,945,000	4.000		08/01/2036	1,656,389
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL) (Aa2/A+)
1,595,000	0.000	(e)	08/01/2025	1,557,574
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000		07/01/2042	2,001,756
Silicon Valley tobacco Securitization Authority tobacco Settlement ABS Series 2007D (NR/NR)
27,250,000	0.000	(e)	06/01/2056	2,789,092
Silicon Valley tobacco Securitization Authority tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)
91,400,000	0.000	(e)	06/01/2056	10,250,519
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,750,000	4.000		09/01/2050	4,491,248
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
9,510,000	0.000	(e)	06/01/2054	1,900,504
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
2,155,000	5.000		10/01/2049	2,218,476
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000		09/01/2040	757,486
West Patterson Financing Authority California Community Facilities Villages of Patterson Special Tax Bonds Series 2024 (NR/NR)
780,000	4.625		09/01/2049	793,139
2,425,000	5.000		09/01/2054	2,531,649
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000	0.000	(e)	08/01/2034	6,214,176
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)
19,135,000	0.000	(h)	08/01/2042	16,794,654

				1,035,653,051

Colorado - 5.2%

Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700		12/01/2047	1,451,756
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
595,000	5.000		12/01/2037	563,773

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR) – (continued)
$613,000	5.125%		12/01/2047	$563,550
Arista Metropolitan District In The City and County of Broomfield, Colorado Subordinate Limited Tax GO and Special RR and Improvement Bonds Series 2023B (NR/NR)
2,260,000	8.250		12/15/2039	2,366,521
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750		12/15/2050	3,946,922
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)
4,000,000	4.875	(c)	12/01/2051	3,339,444
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
4,690,000	5.750		12/01/2051	4,481,000
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Subordinate Special RB Series 2024B (NR/NR)
3,000,000	6.750	(g)	12/15/2054	3,059,128
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500		12/01/2050	3,116,849
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500		12/15/2050	5,930,747
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)
1,930,000	0.000	(c)(h)	12/01/2049	1,798,160
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)
1,185,000	5.250	(c)	12/01/2049	1,185,816
Board of Trustees of The Colorado School of Mines Institutional Enterprise RB Series 2024A (ST HGR ED INTERCEPT PROG) (Aa2/AA)
21,250,000	4.000		12/01/2049	21,295,855
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000		12/15/2047	657,712
Brighton Crossing Metropolitan District No. 6 Limited Tax GO Bonds Series 2020A(3) (NR/NR)
3,835,000	5.000		12/01/2050	3,537,577
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375		12/01/2048	2,259,506
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000	3.750		12/01/2040	9,637,988
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000		12/01/2037	1,756,331
4,000,000	6.125		12/01/2047	4,018,573
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125		12/01/2047	2,007,721
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000		12/01/2051	2,280,492

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
$4,220,000	5.000%		12/01/2050	$3,646,310
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
835,000	5.000		12/01/2051	755,984
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000		12/01/2051	8,169,261
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350		12/01/2050	2,471,326
City and County of Denver, Colorado, For and On Behalf of Its Department of Aviation Airport System RB Series 2022A (AMT) (Aa3/AA-)
1,915,000	5.000		11/15/2047	2,033,790
City of Denver Airport System Subordinate RB Series 2018A (A1/ A+)
7,000,000	4.000		12/01/2043	6,811,055
City of Oak Point A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
2,200,000	6.000	(c)	12/01/2053	2,229,667
Cloverleaf Metropolitan District GO LT Bonds Series 2022A (NR/NR)
1,825,000	6.000		12/01/2051	1,869,749
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB Series 2024A (AGM) (A1/AA)
1,500,000	5.250		12/01/2049	1,685,163
6,000,000	5.500		12/01/2054	6,847,920
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
2,075,000	4.000		10/01/2061	1,704,514
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
475,000	4.000		05/01/2051	430,803
1,000,000	4.000		05/01/2061	874,446
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/ NR)
900,000	5.000	(c)	02/01/2051	876,645
2,335,000	5.000	(c)	02/01/2061	2,229,212
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
6,000,000	5.000	(c)	10/01/2059	5,911,019
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
1,580,000	5.000		09/01/2057	1,613,673
1,955,000	5.000		09/01/2062	1,990,189
Colorado Educational and Cultural Facilities Authority Charter School RB for Mountain Phoenix Community School Project Series 2023 (NR/NR)
4,355,000	6.250	(c)	07/01/2053	4,481,042
Colorado Educational and Cultural Facilities Authority Charter School RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)
6,140,000	5.000	(c)	10/01/2049	6,144,873

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools Inc. Series 2024A (NR/BB)
$3,500,000	5.800	%(c)	04/01/2054	$3,684,248
2,050,000	5.750	(c)	04/01/2059	2,139,375
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,245,000	6.000		07/01/2036	3,278,659
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
2,055,000	6.000		07/01/2031	2,090,033
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
2,500,000	5.250		11/01/2052	2,730,372
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
4,600,000	5.250		12/01/2054	5,053,570
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
2,650,000	4.000	(d)	09/01/2050	2,869,967
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200	5.000	(b)	07/01/2057	26,452,915
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000		01/01/2042	864,386
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
2,135,000	3.250		08/01/2049	1,696,265
Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
900,000	5.000		12/31/2051	900,707
9,680,000	5.000		12/31/2056	9,685,054
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	*	12/01/2047	2,541,521
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
850,000	5.250		12/01/2051	807,933
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000		12/01/2049	1,738,317
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000	5.000		12/01/2039	6,509,972
1,750,000	5.000		12/01/2043	1,680,539
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/NR)
3,600,000	4.875		12/01/2051	3,042,853
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate LT GO Bonds Series 2022B (NR/NR)
725,000	6.000		12/15/2041	729,002
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125		12/01/2037	1,003,388
2,100,000	5.250		12/01/2047	2,104,091
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,261,000	5.000		12/01/2049	3,193,627

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR)
$2,045,000	5.500	%(c)	12/01/2039	$1,823,803
5,790,000	5.750	(c)	12/01/2049	5,082,327
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Subordinate Bonds Series 2021B (NR/NR)
2,350,000	8.000	(c)	12/15/2049	2,147,953
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)
5,490,000	5.500	(c)	12/01/2039	4,896,176
10,900,000	5.750	(c)	12/01/2049	9,567,765
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)
2,370,000	8.000	(c)	12/15/2049	2,166,233
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/ BB-)
34,160,000	5.000		10/01/2032	34,169,876
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000		12/01/2030	683,552
2,500,000	5.000		12/01/2032	2,562,354
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
325,000	5.000		12/01/2031	333,549
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000	4.000		12/01/2038	1,730,671
1,690,000	5.000		12/01/2048	1,679,861
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
7,200,000	5.000	(c)	12/01/2034	7,431,382
7,300,000	4.000	(c)	12/01/2035	6,986,335
7,300,000	4.000	(c)	12/01/2036	6,908,614
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000	5.000		12/01/2030	436,040
950,000	4.000		12/01/2040	895,636
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,925,000	5.000		06/01/2049	3,938,780
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A1/A+)
3,000,000	0.000	(e)	09/01/2039	1,446,511
E-470 Public Highway Authority RB Series 2004 A (NATL) (A1/ A+)
15,000,000	0.000	(e)	09/01/2028	13,322,130
4,120,000	0.000	(e)	09/01/2034	2,880,788
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000	0.000	(e)	09/01/2040	10,512,274
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000		12/01/2051	1,484,488
El Paso County Waterview II Metropolitan LT GO Bonds Series 2022A (NR/NR)
2,000,000	5.000		12/01/2051	1,980,022
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
2,950,000	5.550	(c)	12/01/2047	3,066,780

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

First Creek Village Metropolitan District GO Bonds Series 2019 A (Baa3/NR)
$1,580,000	5.000%		08/01/2049	$1,591,022
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750		08/01/2049	520,795
Four Corners Business Improvement District LT Supported RB Series 2022 (NR/NR)
2,500,000	6.000		12/01/2052	2,582,715
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250		12/01/2051	1,972,731
Greenspire Metropolitan District GO LT Bonds Series 2022 (NR/ NR)
1,430,000	5.125		12/01/2051	1,366,815
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/ NR)
1,140,000	4.625	(c)	12/01/2045	976,718
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A2/NR)
3,680,000	4.000		12/01/2047	3,659,309
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/ NR)
570,000	5.000		12/01/2051	519,724
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.000		12/01/2049	1,931,319
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250		12/01/2051	1,005,834
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (B1/NR)
580,000	4.125		12/01/2040	547,678
900,000	4.375		12/01/2047	856,563
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
1,000,000	5.000		12/01/2051	904,538
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
12,627,000	4.250		12/01/2046	11,726,206
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000		12/01/2050	1,808,661
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000	0.000	(h)	12/01/2050	7,366,433
Kremmling Memorial Hospital District Certificates of Participation Series 2024 (NR/NR)
11,000,000	6.625	(c)	12/01/2056	10,873,258
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000		12/01/2049	4,191,301
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750		12/15/2049	680,618
Ledge Rock Center Residential Metropolitan District No. 1 in The Town of Johnstown Weld County Colorado LT GO Bonds Series 2024A (NR/NR)
3,550,000	6.375		12/01/2054	3,666,229

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
$1,180,000	5.750%	12/01/2050	$1,192,862
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875	12/01/2051	3,762,020
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/ NR)
525,000	4.875	12/01/2040	535,234
750,000	5.125	12/01/2050	765,668
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
2,925,000	6.750	12/01/2052	3,004,668
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,686,777
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,472,380
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000	12/01/2051	2,397,392
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/ NR)
980,000	5.000	12/01/2049	951,677
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000	12/01/2051	2,921,230
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/ NR)
2,550,000	7.000	12/01/2052	2,662,295
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000	12/01/2051	11,551,024
Murphy Creek Metropolitan District GO LT Bonds Series 2022A (NR/NR)
2,140,000	6.000	12/01/2052	2,177,173
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
1,140,000	5.000	12/01/2051	1,045,363
Nine Mile Metropolitan District In The Town of Erie Boulder County RB Series 2020 (NR/NR)
5,760,000	5.125	12/01/2040	5,867,085
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,268,254
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,180,000	5.625	12/01/2037	3,192,468
7,855,000	5.750	12/01/2047	7,890,355
North Range Metropolitan District Subordinate LT GO Special RB Series 2017B (NR/NR)
1,784,000	7.750	12/15/2047	1,792,340
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
350,000	4.000	12/01/2032	350,963
340,000	4.000	12/01/2033	339,709
190,000	4.000	12/01/2034	188,877
550,000	4.000	12/01/2036	540,439
215,000	4.000	12/01/2038	206,196

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
$4,711,000	7.250%		12/15/2049	$4,594,059
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000		12/01/2040	2,117,047
3,335,000	5.250		12/01/2050	3,221,708
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750		12/15/2050	1,853,393
Parkdale Community Authority Limited Tax Supported Convertible Capital Appreciation RB Series 2024A (NR/NR)
5,170,000	0.000	(c)(h)	12/01/2053	4,090,456
Parkdale Community Authority Subordinate Limited Tax Supported RB Series 2024B (NR/NR)
1,392,000	9.000	(c)	12/15/2053	1,407,570
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
1,011,000	4.300		12/01/2050	919,843
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000		12/01/2050	1,151,607
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/ NR)
1,000,000	5.000	(c)	12/01/2040	1,000,094
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
796,000	5.000		12/01/2049	791,787
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000		12/01/2051	4,966,597
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported District Improvements RB Series 2024B (NR/NR)
1,000,000	5.875		12/15/2046	1,089,552
Prairie Center Metropolitan District No. 3 In The City of Brighton Adams County Colorado Limited Property Tax Supported Primary Improvements RB Series 2024A (NR/NR)
1,600,000	5.875		12/15/2046	1,743,283
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)
6,500,000	5.000	(c)	12/15/2041	6,560,867
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
725,000	4.875		12/15/2044	667,732
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)
5,400,000	4.750	(c)	12/01/2045	3,761,111
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)
150,000	0.000	(c)(e)	12/01/2025	138,743
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000		12/01/2049	9,670,179
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/ NR)
1,750,000	4.000		12/01/2051	1,501,235
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,160,861	3.625		12/01/2044	1,658,291

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Ridgeline Vista Metropolitan District GO Bonds Series 2021 A (NR/NR)
$1,000,000	5.250%		12/01/2060	$883,327
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000		12/01/2049	1,145,540
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000		12/01/2051	470,440
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250		12/01/2051	4,641,552
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,055,000	5.000	(c)	12/01/2050	1,003,849
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000		12/01/2039	3,458,626
5,695,000	5.000		12/01/2049	5,577,340
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
9,375,000	5.250		12/01/2051	8,667,105
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)
2,200,000	5.000	(c)	12/01/2040	2,221,898
1,625,000	5.125	(c)	12/01/2050	1,636,337
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,453,000	5.000		12/01/2049	1,458,911
Sky Ranch Community Authority Board LT Support District Bonds Series 2022A (NR/NR)
4,345,000	5.750		12/01/2052	4,353,517
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
750,000	4.000		12/01/2044	739,427
2,210,000	3.000		12/01/2049	1,745,357
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000		12/15/2048	1,980,064
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500		12/01/2048	439,423
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017A-1 (Ba1/NR)
1,750,000	5.000		12/01/2047	1,759,575
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125		12/01/2047	2,553,694
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A2/NR)
650,000	5.000		12/01/2039	676,751
Sterling Ranch Community Authority Board Douglas County Colorado LT Supported and Special Revenue District No. 4 Subdistrict - A Refunding Senior Bonds Series 2024A (NR/ NR)
1,000,000	6.500		12/01/2054	1,053,628
Sterling Ranch Community Authority Board Douglas County Colorado Special Improvement District No. 1 Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.625		12/01/2043	1,045,634

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)

Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
$705,000	7.125%		12/15/2050	$712,396
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250		12/01/2050	2,358,166
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000		12/01/2050	8,410,526
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000		12/01/2040	1,114,048
1,750,000	5.000		12/01/2049	1,767,115
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/ NR)
1,730,000	5.750		12/01/2050	1,746,564
Trails at Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado Subordinate GO Limited Tax Refunding Bonds Series 2024B (NR/NR)
725,000	6.875		12/15/2052	727,679
Village Metropolitan District No. 2 Limited Tax GO and Special RB Series 2019 (NR/NR)
500,000	4.375		12/01/2044	499,201
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000		12/01/2040	570,020
1,020,000	5.000		12/01/2050	954,207
West Meadow Metropolitan District town of Fraser, Grand County, Colorado Limited Tax GO Senior Bonds Series 2023A (NR/ NR)
2,250,000	6.500	(c)	12/01/2050	2,380,789
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,500,000	5.000		12/01/2050	1,351,284
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)
1,000,000	0.000	(h)	12/01/2050	765,355
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000		12/15/2050	3,967,181
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)
960,000	5.000	(c)	12/01/2050	925,238
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750		12/15/2050	180,182
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500		12/01/2047	1,567,419
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)
2,184,000	5.125	(c)	12/01/2050	1,969,816
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,764,000	6.250		12/15/2040	1,766,438

				606,624,445

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Connecticut - 0.6%

City of New Haven CT GO Bonds Series 2018 (NR/A-)
$310,000	5.500%		08/01/2038	$330,024
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000	5.500		08/01/2034	966,841
500,000	5.500		08/01/2035	536,171
420,000	5.500		08/01/2036	449,304
500,000	5.500		08/01/2037	534,122
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)
3,925,000	11.000	(c)	12/01/2027	4,631,832
Connecticut Airport Authority Customer Facility Charge RB for Ground Transportation Center Project Series 2019A (NR/A)
1,750,000	4.000		07/01/2049	1,643,950
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)
1,150,000	5.000	(c)	01/01/2045	1,082,611
3,065,000	5.000	(c)	01/01/2055	2,752,218
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/ BB+)
1,045,000	4.000		07/01/2039	902,268
3,500,000	4.000		07/01/2044	2,851,651
5,325,000	4.000		07/01/2049	4,175,443
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)
2,500,000	4.750	(c)	10/01/2048	2,468,825
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/B-)
28,300,000	7.000	(c)	02/01/2045	28,547,625
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000	5.375		07/01/2052	2,382,143
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
4,600,000	5.375		07/01/2054	4,693,273
Steel Point Infrastructure Improvement District Special Obligation RB Series 2024 (NR/NR)
2,300,000	6.000	(c)	04/01/2052	2,491,263
Steel Point Infrastructure Improvement District Special Obligation RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000	5.625	(c)	04/01/2044	985,040
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000	4.000	(c)	04/01/2051	1,749,964
town of Hamden RB for Whitney Center Project Series 2022A (NR/NR)
6,925,000	7.000		01/01/2053	7,604,730

				71,779,298

Delaware - 0.1%

Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
1,075,000	4.000		06/01/2052	908,913
1,125,000	4.000		06/01/2057	927,390

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)

Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
$2,000,000	5.000%		11/15/2048	$2,050,603
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000	4.000		07/01/2043	3,117,462
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000	5.000		08/01/2049	858,567
835,000	5.000		08/01/2054	835,858
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000	5.000		09/01/2050	1,945,949
town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
4,843,000	4.000		07/01/2035	4,846,510

				15,491,252

District of Columbia - 0.8%

District Columbia Tobacco Settlement Filing Corp / Tobacco Asset Backed Bds 2006 A (NR/NR)
107,420,000	0.000	(e)	06/15/2046	25,108,501
District of Columbia (Washington, D.C.) Income Tax Secured RB, Series 2023A (Tax-Exempt) (Aa1/AAA)
3,000,000	5.250		05/01/2048	3,364,855
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000	4.000		10/01/2051	4,851,742
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds Series 2024B (NR/ NR)
3,675,000	0.000	(c)(h)	06/01/2049	2,188,353
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (Aa3/AA-)
2,500,000	5.000		10/01/2049	2,592,308
Metropolitan Washington Airports Authority Dulles toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500		10/01/2044	41,135,575
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
3,000,000	3.000		10/01/2050	2,377,453
3,170,000	4.000		10/01/2053	3,044,228
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
1,115,000	4.000		10/01/2053	1,058,874
Metropolitan Washington Airports Authority Dulles toll Road Revenue Refunding Bonds for Dulles Metrorail & Capital Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000	4.000		10/01/2052	6,059,128

				91,781,017

Florida - 14.6%

Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,385,000	5.500		06/15/2052	1,433,677

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
$3,560,000	4.750%		05/01/2036	$3,619,879
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
615,000	5.000		05/01/2039	627,635
1,025,000	5.100		05/01/2049	1,034,569
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
5,755,000	4.000		05/01/2051	4,963,263
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625		05/01/2040	1,362,882
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,715,000	3.500		05/01/2031	1,692,317
Antillia Community Development District Miami-Dade County Florida Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.600		05/01/2044	926,862
1,295,000	5.875		05/01/2054	1,333,176
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,125,000	5.400		05/01/2043	1,182,053
2,050,000	5.625		05/01/2053	2,156,051
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
3,970,000	3.500		05/01/2032	3,992,234
6,695,000	3.700		05/01/2036	6,750,707
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
635,000	4.625		05/01/2028	644,231
1,770,000	5.000		05/01/2036	1,813,500
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,005,000	6.900		05/01/2036	3,007,278
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
435,000	6.900		05/01/2036	435,248
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
495,000	4.000		11/01/2040	459,145
3,140,000	4.000		11/01/2050	2,706,890
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)
1,845,000	5.100	(c)	05/01/2039	1,887,402
3,080,000	5.200	(c)	05/01/2049	3,118,094
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)
270,000	2.750	(c)	05/01/2031	248,996
515,000	3.125	(c)	05/01/2041	427,778
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2024 Assessment Area Four Project (NR/NR)
1,715,000	5.700		05/01/2054	1,783,664
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
500,000	3.200	(c)	05/01/2041	419,846

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Astonia Community Development District Special Assessment for Assessment Area Three Series 2023 Project Series 2023 (NR/ NR)
$1,045,000	5.375%		06/15/2053	$1,076,439
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000	3.200	(c)	05/01/2041	650,761
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375		11/01/2049	610,818
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750		05/01/2048	776,320
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375		05/01/2041	211,997
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,785,000	6.000		05/01/2048	1,905,099
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125		05/01/2041	547,322
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
775,000	5.625		05/01/2052	811,515
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	(c)	05/01/2040	571,544
Avenir Community Development District City of Palm Beach Gardens Florida Senior Special Assessment Bonds Series 2021A-1 (NR/NR)
4,170,000	3.400		05/01/2052	3,236,973
Avenir Community Development District Special Assessment Bonds for Assessment Area Two - 2021B Project Series 2021B (NR/NR)
4,500,000	5.000	(c)	05/01/2041	4,667,119
Avenir Community Development District Special Assessment Bonds Series 2019B- Parcel A-4 Project (NR/NR)
1,585,000	5.250		05/01/2029	1,603,636
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,170,000	5.375		05/01/2043	1,204,601
4,845,000	5.625		05/01/2054	5,021,097
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/ NR)
900,000	4.500	(c)	06/01/2039	892,383
1,630,000	4.625	(c)	06/01/2049	1,564,701
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
525,000	4.750		11/01/2026	530,575
700,000	5.000		11/01/2031	708,029
5,975,000	5.250		11/01/2046	6,013,152

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
$3,500,000	5.000%		05/01/2042	$3,572,793
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
955,000	5.000		11/01/2036	980,114
1,055,000	5.000		11/01/2048	1,059,445
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)
705,000	3.500	(c)	05/01/2041	624,328
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A)
1,555,000	4.250		05/01/2029	1,564,483
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
895,000	5.000		05/01/2035	899,166
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
855,000	3.750		05/01/2031	844,270
995,000	4.000		05/01/2037	972,991
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
2,810,000	4.250		05/01/2037	2,821,641
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)
1,225,000	6.375	(c)	11/01/2049	1,283,255
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
325,000	6.000		11/01/2027	338,545
490,000	3.750		11/01/2031	479,804
2,970,000	6.500		11/01/2043	3,203,653
1,490,000	4.125		11/01/2046	1,326,615
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000		05/01/2040	1,032,524
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125		11/01/2033	833,374
1,000,000	6.500		11/01/2043	1,116,151
Belmont II Community Development District Special Assessment RB Series 2020 (NR/NR)
1,500,000	4.000		12/15/2050	1,337,572
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625		12/15/2040	1,225,620
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625		05/01/2041	1,090,441
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,525,000	5.750		05/01/2053	1,603,481
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
1,680,000	4.700		05/01/2036	1,687,921
3,200,000	4.875		05/01/2047	3,175,623

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Biscayne Drive Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$890,000	6.000%	06/15/2052	$936,704
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	290,872
950,000	4.000	06/15/2050	817,713
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	864,474
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500	05/01/2041	989,612
1,355,000	4.000	05/01/2051	1,148,152
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	496,340
Bradbury Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,800,000	5.250	05/01/2043	1,850,697
2,250,000	5.500	05/01/2053	2,313,306
Bridgewalk Community Development District (Osceola County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two Project) (NR/NR)
675,000	6.500	12/15/2053	726,488
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/ NR)
5,660,000	5.750	05/01/2035	5,897,842
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
940,000	3.150	05/01/2041	768,345
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,000,000	5.500	05/01/2042	1,041,800
1,500,000	5.625	05/01/2052	1,554,820
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
900,000	5.625	05/01/2042	946,518
1,305,000	5.750	05/01/2052	1,361,438
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2024 (NR/NR)
550,000	5.600	05/01/2044	561,680
1,550,000	5.875	05/01/2054	1,582,511
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	5.500	05/01/2052	1,098,607
Buena Lago Community Development District Osceola County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
900,000	5.550	05/01/2054	914,305
Cabot Citrus Farms Community Development District Special RB Anticipation Notes for Hernando County Project Series 2024 (NR/NR)
12,500,000	5.250	03/01/2029	12,661,782

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$1,000,000	4.000%		12/15/2039	$934,368
1,350,000	4.000		12/15/2049	1,165,289
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
175,000	6.500	(c)	06/15/2054	181,853
445,000	6.625	(c)	06/15/2059	462,326
Capital Trust Agency Educational Facilities RB Series 2021A (NR/ NR)
2,210,000	5.000	(c)	12/01/2056	1,723,800
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
63,655,000	5.250	(c)	12/01/2058	64,526,507
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
595,000	4.000	(c)	07/01/2056	485,256
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)
3,030,000	5.000	(c)	06/01/2056	2,837,630
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba2/NR)
1,155,000	5.000	(c)	12/15/2049	1,136,825
1,075,000	5.000	(c)	12/15/2054	1,045,340
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
2,025,000	5.250	(c)	12/01/2043	2,077,425
Capital Trust Authority Educational Facilities Lease RB Seaside Community Charter School Project Series A (Baa3/NR)
1,220,000	5.000		06/15/2044	1,242,757
1,385,000	5.125		06/15/2059	1,397,245
Capital Trust Authority Educational Facilities Revenue Refunding Bonds for Southeastern University, Inc. Project Series 2023A (NR/BB)
4,470,000	6.375	(c)	05/01/2053	4,603,230
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/ BB)
4,775,000	6.250	(c)	05/01/2048	4,913,185
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
10,125,000	12.000	(c)(g)	10/03/2029	10,124,970
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
495,000	5.125		05/01/2038	506,112
1,000,000	5.250		05/01/2049	1,013,130
Caymas Community Development District Capital Improvement RB, Series 2024 (Assessment Area One) (NR/NR)
900,000	5.625		05/01/2054	917,350
Center Lake Ranch West Community Development District (City of St. Cloud, Florida) Capital Improvement RB, Series 2023 (Assessment Area One) (NR/NR)
2,275,000	6.000		05/01/2054	2,399,561
Central Parc Community Development District City of North Port Florida Special Assessment RB Series 2024 (NR/NR)
650,000	5.700		05/01/2044	662,262
650,000	6.000		05/01/2054	664,528

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
$260,000	4.125%		12/15/2027	$261,754
500,000	4.500		12/15/2032	505,781
975,000	4.700		12/15/2037	982,157
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A)
1,705,000	4.500		11/01/2031	1,706,554
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	3.750		05/01/2040	561,728
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350		05/01/2041	687,968
Chapel Creek Community Development District (Pasco County, Florida) / Special Assessment Bonds, Series 2024 (Series 2024 Project) (NR/NR)
300,000	4.625		05/01/2031	304,349
750,000	5.500		05/01/2044	774,014
1,055,000	5.750		05/01/2054	1,084,322
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
520,000	3.375	(c)	05/01/2041	440,827
750,000	4.000	(c)	05/01/2052	639,935
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
1,605,000	3.700	(c)	05/01/2040	1,424,895
2,815,000	4.000	(c)	05/01/2051	2,389,506
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375		05/01/2050	1,384,225
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,055,000	4.000		05/01/2052	900,825
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000	5.500	(c)	10/01/2036	709,406
Charlotte County Industrial Development Authority Utility System RB for town & Country Utilities Project Series 2019 (NR/NR)
5,900,000	5.000	(c)	10/01/2049	5,945,424
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
975,000	5.250		06/01/2052	1,002,195
1,750,000	5.375		06/01/2057	1,804,169
1,375,000	5.625		06/01/2062	1,430,999
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000		01/01/2037	487,965
1,725,000	5.000		01/01/2047	1,683,686
1,615,000	5.000		01/01/2052	1,544,981
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A1/ AA)
25,620,000	0.000	(h)	05/01/2046	25,089,018
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)
500,000	4.750	(c)	06/15/2039	504,594

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
$900,000	5.750%		05/01/2052	$944,424
Collier County Educational Facilities Authority Revenue Refunding Bonds for Ave Maria University Project Series 2023 (NR/ BBB-)
4,165,000	5.000		06/01/2043	4,093,861
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
2,990,000	3.500		05/01/2032	2,940,079
1,495,000	3.625		05/01/2035	1,477,066
1,750,000	3.750		05/01/2046	1,569,840
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000	5.850	*	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000	5.000	*	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/ NR)
915,000	5.850		05/01/2035	841,562
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931	0.000	(e)*	05/01/2017	1,558,163
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,045,000	5.375		06/15/2053	2,128,542
Cope’s Landing Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/ NR)
525,000	5.150		05/01/2044	528,955
Cope’s Landing Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,675,000	5.875		05/01/2053	1,771,778
Cope’s Landing Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,200,000	5.450		05/01/2054	1,208,917
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
270,000	4.000	(c)	11/01/2029	270,463
500,000	4.750	(c)	11/01/2038	504,106
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000		12/15/2039	397,846
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
495,000	5.625		05/01/2052	510,385
Coral Bay of Lee County Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000	5.550		05/01/2054	1,530,754
Coral Creek Community Development District Special Assessment RB for Charlotte County Project Series 2024 (NR/NR)
2,315,000	5.450		05/01/2044	2,389,290
1,720,000	5.750		05/01/2054	1,771,701

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$535,000	4.000%		05/01/2040	$506,091
Coral Lakes Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
1,165,000	5.500		11/01/2044	1,216,901
1,000,000	5.750		11/01/2053	1,039,943
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,600,000	5.300		05/01/2053	1,631,357
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/ NR)
2,180,000	5.125	(c)	11/01/2050	2,211,056
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB+)
782,000	4.000		05/01/2031	780,721
1,407,000	4.250		05/01/2038	1,371,868
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/ AA)
930,000	3.750		05/01/2029	932,151
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750		08/15/2050	3,972,001
2,100,000	5.750		08/15/2055	2,063,512
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000	5.000		10/01/2044	5,399,250
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/ BBB)
500,000	4.000		05/01/2038	483,807
1,175,000	4.125		05/01/2048	1,102,236
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)
1,565,000	4.700	(c)	11/01/2039	1,565,781
2,495,000	4.750	(c)	11/01/2049	2,432,696
Creekview Community Development District Clay County Florida Special Assessment RB Series 2024 (NR/NR)
2,270,000	5.375	(c)	05/01/2044	2,282,444
3,435,000	5.625	(c)	05/01/2055	3,453,606
Cresswind Deland Community Development District City of Deland Florida Special Assessment Bonds Series 2024 (NR/ NR)
1,075,000	5.750		05/01/2054	1,097,769
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,850,000	4.500		05/01/2052	1,771,996
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.375		05/01/2053	1,414,002
Crossings Community Development District Osceola County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,275,000	5.600		05/01/2054	1,292,463
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,440,000	5.125		05/01/2052	2,459,192

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Crosswinds East Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
$920,000	5.450%		05/01/2054	$927,667
Crosswinds East Community Development District Polk County Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
685,000	5.150		05/01/2044	689,125
Crosswinds East Community Development District Special Assessment Bonds for Assessment Area One Project Series 2024 (NR/NR)
955,000	4.625		05/01/2031	969,179
1,430,000	5.500		05/01/2044	1,478,268
1,500,000	5.750		05/01/2054	1,546,220
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000		05/01/2051	907,841
Cypress Bay West Community Development District Capital Improvement RB for Assessment Area One Series 2023 (NR/ NR)
670,000	5.250		05/01/2043	690,723
1,150,000	5.500		05/01/2053	1,187,699
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,170,000	3.800	(c)	05/01/2050	1,057,914
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000	3.875	(c)	05/01/2040	1,075,990
1,210,000	4.000	(c)	05/01/2051	1,039,445
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
480,000	5.000		05/01/2042	483,268
975,000	5.125		05/01/2052	982,288
Cypress Ridge Community development District Special Assessment Bonds for Assessment Area 1 Series 2023 (NR/ NR)
825,000	4.875		05/01/2030	841,129
1,570,000	5.625		05/01/2043	1,637,130
1,890,000	5.875		05/01/2053	1,974,078
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
3,170,000	5.125	(c)	11/01/2048	3,231,115
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,460,000	5.400		05/01/2039	1,542,327
2,570,000	5.500		05/01/2044	2,694,419
Deerbrook Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500		05/01/2053	1,190,945
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,640,000	5.400		05/01/2049	2,699,605
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,500,000	5.000		05/01/2043	1,535,117
1,650,000	5.250		05/01/2053	1,696,472
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
700,000	4.000		05/01/2051	600,013

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)
$1,000,000	4.750	%(c)	12/15/2038	$1,015,430
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/ AA)
3,090,000	3.750		05/01/2034	3,115,733
4,260,000	4.000		05/01/2037	4,307,196
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,035,000	3.375	(c)	05/01/2041	931,955
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000	5.250		05/01/2052	770,538
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,000,000	5.375		05/01/2052	2,054,072
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,195,000	4.125	(c)	05/01/2040	1,121,848
3,785,000	4.125	(c)	05/01/2051	3,322,873
East 547 Community Development District Special Assessment Bond for Assessment Area Two Series 2023 (NR/NR)
925,000	6.500		05/01/2054	1,000,042
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/ NR)
980,000	3.250		05/01/2041	843,566
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,000,000	5.000	(c)	11/01/2048	1,010,245
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/ NR)
500,000	4.750		11/01/2039	503,167
920,000	5.000		11/01/2049	927,993
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
805,000	4.000		05/01/2042	748,260
2,390,000	4.125		05/01/2052	2,081,082
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000		05/01/2040	185,994
500,000	4.125		05/01/2051	447,096
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600		05/01/2041	1,242,751
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
1,970,000	4.000		05/01/2042	1,804,062
Edgewater West Community Development District Osceola County Florida Special Assessment RB Series 2024 Assessment Area One (NR/NR)
2,500,000	5.500	(g)	05/01/2054	2,503,715
Entrada Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,730,000	5.800		05/01/2053	1,825,333

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
$375,000	3.500%		05/01/2041	$317,958
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
15,210,000	4.000		08/15/2045	14,137,310
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000	3.000		08/15/2050	1,352,486
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000		11/01/2040	923,084
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
35,000	4.000		11/01/2040	32,800
900,000	4.125		11/01/2050	796,940
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
435,000	6.375		11/01/2026	435,869
3,225,000	7.000		11/01/2045	3,398,087
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
805,000	5.250		11/01/2035	809,629
1,305,000	5.375		11/01/2046	1,309,414
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)
1,345,000	5.000	(c)	11/01/2039	1,377,616
1,800,000	5.125	(c)	11/01/2049	1,820,373
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
750,000	5.250		06/15/2044	771,521
1,000,000	5.550		06/15/2054	1,028,291
Everlands II Community Development District City of Palm Bay Florida Special Assessment Bonds Series 2024 (NR/NR)
675,000	5.200		06/15/2044	683,849
900,000	5.450		06/15/2054	909,468
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
6,645,000	4.000		05/01/2052	5,673,918
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,445,000	3.375		05/01/2041	1,223,855
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,405,000	5.000		05/01/2035	2,484,383
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000		05/01/2040	171,498
500,000	4.200		05/01/2050	445,740
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
1,445,000	4.375		05/01/2034	1,445,428
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000		11/01/2041	1,017,650

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
$5,000,000	5.500	%(c)	07/01/2052	$4,733,768
3,825,000	5.625	(c)	07/01/2056	3,647,523
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000	5.125	(c)	10/01/2052	3,787,115
1,725,000	5.250	(c)	10/01/2056	1,738,472
Florida Development Finance Corp. Educational Revenue Refunding Bonds for Central Charter School Project Series 2022 (NR/NR)
2,735,000	5.875	(c)	08/15/2052	2,761,149
2,430,000	6.000	(c)	08/15/2057	2,464,583
Florida Development Finance Corp. Healthcare Facilities RB for Tampa General Hospital Project Series 2024A (Fixed Mode) (NR/A-)
6,000,000	5.250		08/01/2049	6,451,541
4,000,000	4.500		08/01/2055	3,974,143
2,000,000	5.250		08/01/2055	2,132,702
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/BBB-)
26,000,000	5.250		07/01/2047	26,845,837
35,000,000	5.500		07/01/2053	36,646,655
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
106,810,000	12.000	(a)(b)(c)	07/15/2032	113,881,922
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
5,500,000	5.250		07/01/2047	5,869,942
10,000,000	5.250		07/01/2053	10,568,816
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Expansion Project Series 2024A (NR/NR)
35,750,000	8.250	(a)(b)(c)	07/01/2057	36,819,526
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
1,650,000	5.000	(c)	06/01/2040	1,363,508
2,595,000	5.000	(c)	06/01/2055	1,887,475
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,555,000	5.250	(c)	06/01/2050	2,554,091
3,560,000	5.250	(c)	06/01/2055	3,510,588
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000		07/01/2045	557,651
800,000	4.000		07/01/2055	700,627
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000		06/01/2040	808,666
1,850,000	5.000		06/01/2050	1,715,986
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
3,725,000	5.000	(c)	06/01/2051	3,738,991

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
$830,000	4.000	%(c)	06/30/2046	$633,826
2,580,000	4.000	(c)	06/30/2056	1,834,235
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/ NR)
2,090,000	4.000	(c)	06/01/2055	1,609,536
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)
2,085,000	5.000	(c)	09/15/2050	1,944,150
Florida Development Finance Corp. Student Housing RB SFP - Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000	5.250	(c)	06/01/2054	2,837,969
1,925,000	5.250	(c)	06/01/2059	1,979,088
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000	4.750	(c)	06/01/2038	1,755,720
3,000,000	5.000	(c)	06/01/2048	2,964,516
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BB)
4,150,000	5.000		03/01/2044	3,150,977
7,900,000	5.000		03/01/2049	5,746,763
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/ BBB)
6,060,000	5.000		03/01/2047	6,113,205
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125		11/01/2039	841,044
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250		11/01/2049	1,485,651
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000		11/01/2049	216,589
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area Two Series 2024-2 (NR/NR)
895,000	5.600		05/01/2044	905,910
1,150,000	5.875		05/01/2055	1,163,417
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000	4.250		05/01/2040	1,040,225
1,375,000	4.500		05/01/2052	1,276,564
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
1,105,000	4.000		11/01/2051	947,097
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/ NR)
860,000	5.450		05/01/2044	882,316
1,010,000	5.800		05/01/2054	1,035,798
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/ NR)
3,165,000	5.000		11/15/2026	3,167,585

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/ NR) – (continued)
$5,000,000	5.000%	11/15/2036	$5,003,011
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (A1/AA-)
6,380,000	5.000	10/01/2047	6,521,767
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,515,000	4.500	05/01/2036	1,516,763
2,275,000	4.625	05/01/2046	2,190,852
Hacienda North Community Development District (Collier County, Florida) Special Assessment RB, Series 2023 (NR/NR)
2,750,000	6.500	05/01/2053	2,992,454
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
1,000,000	5.500	05/01/2044	1,024,308
1,150,000	5.800	05/01/2054	1,175,852
Hammock Oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
1,000,000	5.750	05/01/2053	1,036,669
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,125,000	6.150	05/01/2054	1,161,765
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
590,000	4.700	05/01/2042	584,731
940,000	5.000	05/01/2052	943,767
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000	05/01/2040	515,948
860,000	4.000	05/01/2051	760,704
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/ NR)
525,000	3.375	05/01/2041	449,110
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
915,000	3.750	05/01/2034	867,356
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,010,000	3.875	05/01/2039	1,857,826
1,400,000	4.100	05/01/2048	1,241,162
Harmony On Lake Eloise Community Development District Capital Improvement Assessment Area One RB Series 2023 (NR/NR)
1,110,000	5.375	05/01/2053	1,148,547
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000	4.250	05/01/2035	1,340,985
1,810,000	4.250	05/01/2039	1,782,619
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	586,461
1,150,000	4.000	11/01/2051	977,522

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
$200,000	4.000%		11/01/2039	$186,860
495,000	4.250		11/01/2051	439,453
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
1,530,000	5.375		05/01/2043	1,589,353
1,265,000	5.500		05/01/2053	1,307,573
Hawthorne Mill North Community Development District City of Lakeland Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,290,000	5.500		05/01/2054	1,307,867
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
625,000	5.000		05/01/2034	652,781
2,170,000	5.125		05/01/2045	2,219,617
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
500,000	5.050		05/01/2031	500,772
500,000	5.150		05/01/2034	500,749
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,305,000	5.700		05/01/2036	1,306,497
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
2,190,000	4.200		05/01/2031	2,190,709
1,990,000	4.350		05/01/2036	1,990,197
Hickory Tree Community Development District Osceola County Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
1,600,000	5.450		05/01/2055	1,613,238
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB)
1,650,000	5.000		03/01/2039	1,321,258
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625		05/01/2040	418,280
665,000	4.000		05/01/2050	573,662
Highland Trails Community Development District Capital Improvement RB for Assessment Area One Series 2024 (NR/ NR)
250,000	4.700		05/01/2031	253,346
810,000	5.500		05/01/2044	830,923
890,000	5.850		05/01/2054	915,960
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)
1,000,000	4.875	(c)	12/15/2038	1,015,212
1,000,000	5.000	(c)	12/15/2048	1,007,401
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
2,150,000	4.250		05/01/2036	2,129,190
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
590,000	4.375		11/01/2050	540,840

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
$1,965,000	4.000	%(c)	05/01/2040	$1,825,421
3,275,000	4.000	(c)	05/01/2050	2,851,858
Hills of Minneola Community Development District City of Minneola Florida Special Assessment RB Series 2024 (NR/ NR)
600,000	5.550		05/01/2044	618,754
900,000	5.875		05/01/2054	927,706
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
900,000	5.600		05/01/2044	941,556
2,750,000	5.875		05/01/2055	2,870,127
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000		11/01/2041	194,370
Hunt Club Grove Community Development District City of Lake Wales Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
1,250,000	5.625		06/15/2054	1,268,609
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
410,000	5.125	(c)	11/01/2049	414,156
Island Lake Estates Community Development District (Charlotte County, Florida) Special Assessment Bonds, Series 2023 (2023 Project) (NR/NR)
1,550,000	6.000		12/15/2053	1,641,750
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
975,000	5.000		11/01/2047	975,182
JEA Water And Sewer System Revenue Bonds, 2024 Series A (Aa2/AA+)
5,000,000	5.500		10/01/2054	5,646,983
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125		05/01/2041	774,882
Kelly Park Community Development District (City of Apopka, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One Project) (NR/NR)
1,120,000	6.250		11/01/2053	1,179,000
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500		05/01/2040	268,489
470,000	3.750		05/01/2050	411,042
Kindred Community Development District II Special Assessment RB Series 2023 (NR/NR)
600,000	5.650		05/01/2043	637,011
1,000,000	5.875		05/01/2054	1,054,154
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	5.000		05/01/2048	1,004,658
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000		06/15/2040	1,331,922
1,060,000	4.000		06/15/2050	983,590
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
1,415,000	5.625		05/01/2053	1,460,572

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Lake Emma Community Development District Lake County, Fl Special Assessment Bonds, Series 2023 Assessment Area Two (NR/NR)
$900,000	5.500	%(c)	05/01/2053	$927,592
Lake Emma Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
635,000	5.250	(c)	05/01/2043	655,994
Lake Harris Community Development District Special Assessment Bonds Series 2023 (NR/NR)
795,000	5.375		05/01/2043	829,925
585,000	5.625		05/01/2053	611,507
Lake Hideaway Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,665,000	5.650		05/01/2044	1,696,535
2,555,000	5.900		05/01/2054	2,593,241
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100		05/01/2051	232,074
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300		05/01/2051	292,401
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
800,000	4.125		05/01/2031	801,604
Lakeside Preserve Community Development District (City of Lakeland, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
300,000	5.250		05/01/2030	307,960
785,000	6.000		05/01/2043	836,442
1,235,000	6.375		05/01/2054	1,323,278
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
810,000	5.750		05/01/2053	851,685
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625		05/01/2041	282,836
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200		05/01/2030	506,025
525,000	3.750		05/01/2040	492,775
670,000	3.900		05/01/2050	583,969
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000	3.625	(c)	05/01/2040	982,623
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850		05/01/2039	232,317
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,295,000	5.600		05/01/2044	6,556,467
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400		05/01/2039	529,011
1,615,000	4.500		05/01/2049	1,549,540
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)
1,000,000	5.000	(c)	05/01/2037	1,018,416
2,365,000	5.125	(c)	05/01/2047	2,393,653

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)
$575,000	3.750	%(c)	05/01/2039	$548,310
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
435,000	4.400		05/01/2039	434,189
505,000	4.500		05/01/2049	484,531
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
765,000	4.625		05/01/2027	776,688
2,500,000	5.250		05/01/2037	2,559,333
6,265,000	5.375		05/01/2047	6,396,360
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000		05/01/2038	1,200,950
2,545,000	5.100		05/01/2048	2,577,877
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000	5.450		05/01/2048	3,873,253
Lakewood Ranch Stewardship District Special Assessment RB for Taylor Ranch Project 2023 (NR/NR)
3,575,000	6.300		05/01/2054	3,820,342
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/ NR)
420,000	4.250		05/01/2026	421,497
4,625,000	5.000		05/01/2036	4,687,905
1,600,000	5.125		05/01/2046	1,609,115
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
1,835,000	2.500		05/01/2033	1,632,718
1,685,000	2.625		05/01/2037	1,430,860
Lakewood Ranch Stewardship District Special Assessment RB Series 2024 (NR/NR)
430,000	5.550		05/01/2054	439,818
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)
2,100,000	3.750	(c)	05/01/2040	1,932,993
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000	3.125		05/01/2041	541,252
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700		05/01/2039	1,173,878
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/AA-)
1,930,000	3.000		05/01/2035	1,754,133
1,990,000	3.000		05/01/2038	1,709,349
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375		05/01/2030	619,137
895,000	4.000		05/01/2038	846,018

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$360,000	5.000%		05/01/2042	$367,838
1,145,000	5.125		05/01/2052	1,156,454
Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A Bonds (NR/BBB+)
3,700,000	5.250		11/15/2054	3,973,810
Lee County IDA Healthcare Facilities RB for Cypress Cover at Healthpark Project Series 2022A Tax Exempt Fixed Rate Bonds (NR/NR)
2,630,000	5.250		10/01/2052	2,507,058
8,800,000	5.250		10/01/2057	8,298,597
Liberty Cove Community Development District Nassau County Florida Special Assessment RB Series 2024 Assessment Area One Project (NR/NR)
1,825,000	5.700		05/01/2054	1,849,879
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400		05/01/2040	1,496,607
2,840,000	4.600		05/01/2051	2,610,765
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125		05/01/2048	993,628
1,775,000	5.125		05/01/2049	1,789,388
Longleaf Community Development District (NR/NR)
864,000	5.375		05/01/2030	864,592
Longleaf Community Development District Capital Improvement RB Series 2024 (NR/NR)
1,270,000	5.400	(c)	05/01/2044	1,317,611
1,330,000	5.750	(c)	05/01/2054	1,382,113
Longleaf Community Development District Pasco County Florida Capital Improvement RB Series 2024A (NR/NR)
1,060,000	5.450	(c)(g)	05/01/2055	1,061,306
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
2,315,000	5.400		05/01/2030	2,316,575
Los Cayos Community Development District Special Assessment Bonds, Series 2024 (2024 Project) (NR/NR)
800,000	5.550		06/15/2054	821,476
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000		05/01/2050	3,336,221
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024-AA2 (NR/NR)
510,000	6.000		05/01/2054	520,961
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024-AA3 (NR/NR)
1,305,000	6.050		05/01/2054	1,342,746
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment Refunding RB Series 2024-Aa4 (NR/NR)
1,305,000	5.650		05/01/2054	1,321,499
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
1,280,000	3.250		05/01/2031	1,203,805

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
$835,000	3.450%		05/01/2041	$706,424
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625		05/01/2039	855,686
1,340,000	4.750		05/01/2050	1,301,898
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,755,000	4.000		06/15/2039	1,641,897
2,920,000	4.375		06/15/2049	2,687,370
Malabar Springs Community Development District City of Palm Bay Florida Special Assessment Bonds Series 2024 Assessment Area One (NR/NR)
1,300,000	5.200		05/01/2044	1,308,748
1,500,000	5.500		05/01/2054	1,509,955
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,275,000	6.625	(c)	05/01/2053	1,421,710
Marion Ranch Community Development District Marion County Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000	5.700		05/01/2044	514,541
1,630,000	5.950		05/01/2054	1,676,875
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)
2,800,000	5.125	(c)	11/01/2038	2,901,439
4,750,000	5.250	(c)	11/01/2049	4,844,034
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
430,000	7.250		05/01/2035	430,827
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
530,000	3.750		05/01/2052	434,561
Mediterranean Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750		05/01/2037	1,009,021
1,700,000	5.000		05/01/2048	1,710,235
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
900,000	5.625		05/01/2053	942,061
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
600,000	4.750		11/01/2027	611,876
5,300,000	5.125		11/01/2039	5,437,634
4,135,000	5.250		11/01/2049	4,227,449
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
1,585,000	5.250	(c)	07/01/2052	1,620,168
2,000,000	5.500	(c)	07/01/2061	2,063,276
Miami-Dade County Seaport Revenue Refunding Bonds, Series 2022A (AMT) (A3/NR)
3,035,000	5.250		10/01/2052	3,252,181
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (BAM-TCRS) (Aa3/AA)
1,575,000	4.000		10/01/2051	1,550,398

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
$3,440,000	5.000%		05/01/2029	$3,441,860
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
3,515,000	5.000		05/01/2037	3,515,982
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
1,320,000	3.250		05/01/2032	1,235,766
Mirada Community Development District Pasco County Florida Capital Improvement Revenue and Refunding Bonds Series 2024 Assessment Area Three (NR/NR)
1,125,000	5.625		05/01/2044	1,147,537
1,500,000	6.000		05/01/2055	1,539,034
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,860,000	3.500		05/01/2041	1,598,792
2,430,000	4.000		05/01/2051	2,090,671
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
790,000	5.600		05/01/2042	828,447
1,250,000	5.750		05/01/2053	1,305,898
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,075,000	5.000		05/01/2028	1,080,820
1,200,000	5.000		05/01/2035	1,204,824
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250		11/01/2035	740,566
1,225,000	5.625		11/01/2045	1,225,825
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,185,000	5.125	(c)	11/01/2048	1,198,709
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
565,000	3.875		05/01/2041	505,305
2,250,000	4.125		05/01/2052	1,961,778
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000	3.500	(c)	05/01/2038	758,483
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000	3.500	(c)	05/01/2031	28,789
85,000	4.000	(c)	05/01/2038	80,862
New River Community Development District Special Assessment Series 2006 B (NR/NR)
3,260,000	5.000	*	05/01/2013	33
Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,600,000	5.300	(c)	05/01/2044	1,609,587
2,300,000	5.550	(c)	05/01/2054	2,308,128
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
815,000	5.750		05/01/2044	838,939

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

North AR-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
$2,330,000	6.000%		05/01/2054	$2,402,736
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/ NR)
515,000	5.450		05/01/2044	527,592
1,085,000	5.750		05/01/2054	1,109,703
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Three, Series 2023 (NR/NR)
605,000	5.000		05/01/2030	616,359
1,000,000	5.750		05/01/2043	1,044,390
1,500,000	6.000		05/01/2054	1,564,954
North Loop Community Development District (City of Punta Gorda, Florida) Special Assessment Bonds, Series 2023 (NR/ NR)
1,850,000	6.625		05/01/2054	2,024,316
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375		11/01/2041	1,023,527
3,770,000	4.000		11/01/2051	3,263,478
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,255,000	5.625	(c)	05/01/2052	1,290,435
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
465,000	3.625		05/01/2040	409,475
Ocala Preserve Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,240,000	5.700		05/01/2043	1,315,617
1,250,000	5.875		05/01/2053	1,323,199
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
340,000	4.000		06/15/2040	318,965
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
665,000	5.250		06/15/2043	696,388
1,275,000	5.375		06/15/2053	1,327,086
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850		05/01/2039	2,220,625
3,625,000	5.000		05/01/2049	3,643,064
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,005,000	5.000		04/01/2026	1,005,973
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000		05/01/2040	780,640
905,000	4.000		05/01/2050	777,441
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,675,000	5.375	(c)	11/01/2038	1,737,130
3,295,000	5.500	(c)	11/01/2049	3,383,761
Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,050,000	5.000		06/15/2043	1,078,618

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR) – (continued)
$1,375,000	5.250%		06/15/2053	$1,417,083
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
1,800,000	5.250		10/01/2048	1,897,020
2,850,000	5.250		10/01/2053	2,981,575
Palm Beach County Health Facilities Authority Hospital RB for Jupiter Medical Center Project 2022 Series A (NR/BBB-)
1,700,000	5.000		11/01/2047	1,762,357
Palm Beach County Health Facilities Authority RB (Lifespace Communities, Inc.), Series 2023C (NR/NR)
1,225,000	7.625		05/15/2058	1,402,001
Palm Beach County Health Facilities Authority RB Anticipation Notes for Green Cay Life Plan Village Project Series 2022A (NR/NR)
7,075,000	11.500	(c)	07/01/2027	8,936,194
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
4,600,000	4.000		05/15/2053	3,939,781
2,175,000	5.000		05/15/2053	2,180,525
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
1,650,000	4.000		06/01/2036	1,641,511
1,700,000	4.250		06/01/2056	1,512,590
Palm Coast Park Community Development District Special Assessment Bond for Somerset at Palm Coast Park, Series 2023 (NR/NR)
500,000	5.400		05/01/2043	520,019
1,000,000	5.600		05/01/2053	1,039,066
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300		05/01/2050	1,062,166
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
625,000	4.000		11/01/2038	609,538
3,290,000	4.200		11/01/2048	3,110,515
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
3,155,000	3.750		05/01/2031	3,146,168
2,140,000	4.000		05/01/2036	2,142,645
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
375,000	4.000		05/01/2027	376,024
2,380,000	5.000		05/01/2039	2,412,787
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250		05/01/2039	1,917,607
5,090,000	5.375		05/01/2050	5,204,458
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000		05/01/2051	689,941
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000	4.700		05/01/2049	2,245,229
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
1,065,000	4.500		05/01/2034	1,066,435

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Parrish Lakes Community Development District Capital Improvement RB for Special Assessment Area Two Series 2023A (NR/NR)
$590,000	5.375%		05/01/2043	$606,701
1,475,000	5.625		05/01/2053	1,521,168
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.125		05/01/2043	1,396,947
1,525,000	5.400		05/01/2053	1,553,821
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
875,000	5.500		05/01/2044	888,348
2,050,000	5.800		05/01/2054	2,080,842
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Four Project (NR/NR)
375,000	5.875		05/01/2054	387,762
Parrish Plantation Community Development District Manatee County Florida Special Assessment RB Series 2024 Assessment Area Three Project (NR/NR)
1,445,000	6.050		05/01/2054	1,503,026
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500		05/01/2041	679,737
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
3,165,000	4.375		05/01/2036	3,177,691
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.125		06/15/2043	1,429,681
1,900,000	5.375		06/15/2053	1,980,366
Peace Creek Village Community Development District Special Assessment Bonds Series 2024 (NR/NR)
405,000	4.625		05/01/2031	410,336
1,325,000	5.500		05/01/2044	1,366,413
905,000	5.750		05/01/2054	928,107
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.250	(c)	12/15/2041	891,509
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000	3.300		05/01/2030	637,520
690,000	3.750		05/01/2037	670,472
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000	5.000		07/01/2039	1,120,474
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625		05/01/2040	490,714
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,915,000	3.500		05/01/2037	1,725,482
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,790,000	4.750		05/01/2033	2,790,912

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Preserve at Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
$1,000,000	5.750%		05/01/2054	$1,030,055
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375		11/01/2049	1,075,072
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000		11/01/2039	241,036
1,205,000	4.000		11/01/2050	1,079,852
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500		05/01/2041	700,057
Prosperity Lakes Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area One) (NR/NR)
1,060,000	6.125		12/15/2053	1,129,756
Ranches at Lake McLeod Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
730,000	5.500		06/15/2053	758,875
Regal-Village Community Development District Capital Improvement Revenue Bonds Series 2024 (NR/NR)
700,000	5.200		05/01/2044	715,679
575,000	5.500		05/01/2054	587,701
Reserve At Van Oaks Community Development District Special Assessment Bonds Series 2023 (NR/NR)
965,000	5.375		05/01/2053	1,000,567
Reunion East Community Development District (NR/NR)
2,170,000	7.200	*	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500		05/01/2039	469,249
1,520,000	4.625		05/01/2050	1,459,629
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500		05/01/2040	828,159
825,000	4.750		05/01/2050	811,238
Ridge at Apopka Community Development District Special Assessment Bonds for Parcel Two Project Series 2023 (NR/ NR)
590,000	5.500		05/01/2043	614,314
700,000	5.750		05/01/2053	726,133
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,150,000	5.500		05/01/2052	2,195,510
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
300,000	5.250		05/01/2043	310,775
540,000	5.500		05/01/2053	558,083
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375		05/01/2041	859,429
2,390,000	4.000		05/01/2051	2,042,281
River Hall Community Development District (Lee County, Florida) Capital Improvement RB, Series 2023A (Assessment Area 4) (NR/NR)
1,555,000	6.500		05/01/2054	1,675,095

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
$1,030,000	3.625%		05/01/2040	$904,926
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350		05/01/2051	999,267
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
200,000	4.250		11/01/2035	193,646
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,035,000	3.500		05/01/2041	889,439
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)
815,000	3.500	(c)	05/01/2041	695,494
905,000	4.000	(c)	05/01/2051	772,214
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
1,350,000	5.800		05/01/2054	1,384,391
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,350,000	6.500	(c)	05/01/2053	1,442,788
Rookery Community Development District City of Green Cove Springs Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,375,000	5.350		05/01/2055	1,379,096
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR/NR)
2,435,000	3.450		05/01/2042	2,074,483
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,075,000	5.250		05/01/2053	1,097,858
Rye Crossing Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
1,000,000	5.250		05/01/2054	1,002,926
Rye Ranch Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Pod A 2023 Project Area) (NR/NR)
1,745,000	6.625		05/01/2054	1,902,581
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
710,000	6.000	(c)	11/01/2053	744,674
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000		06/15/2040	312,128
780,000	4.000		06/15/2050	688,505
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,315,000	4.000		12/15/2051	1,137,005
Saltleaf Community Development District Lee County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000	5.625		05/01/2044	1,532,298
2,700,000	6.000		05/01/2056	2,778,418
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,020,000	5.500		05/01/2053	1,056,316

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$1,410,000	4.125	%(c)	06/15/2039	$1,329,115
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
650,000	6.000		11/01/2052	695,680
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
375,000	3.125	(c)	05/01/2030	368,858
980,000	3.625	(c)	05/01/2040	949,250
950,000	3.750	(c)	05/01/2050	850,545
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
4,350,000	4.000		07/01/2048	4,216,027
Savanna Lakes Community Development District Lee County Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
700,000	5.500		06/15/2054	709,590
Savanna Lakes Community Development District Special Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000	5.375	(c)	06/15/2053	1,095,522
Sawgrass Village Community Development District (Manatee County, Florida) Special Assessment Bonds, Series 2023 (Assessment Area Two) (NR/NR)
1,365,000	6.375		11/01/2053	1,458,618
Sawgrass Village Community Development District Manatee County Florida Special Assessment Bonds Series 2024 Assessment Area Three (NR/NR)
1,380,000	5.875	(c)	05/01/2054	1,417,101
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,300,000	5.750		05/01/2053	2,377,820
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750		05/01/2040	577,004
1,835,000	4.000		05/01/2051	1,577,690
Scenic Terrace North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,975,000	5.875		05/01/2043	2,065,521
2,210,000	6.125		05/01/2054	2,319,648
Scenic Terrace South Community Development District (Town of Lake Hamilton, Florida) Special Assessment Bonds, Series 2023 (Series 2023 Project) (NR/NR)
900,000	6.750		11/01/2053	977,257
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,245,000	4.500		05/01/2042	1,204,087
2,810,000	4.625		05/01/2053	2,652,793
Seagrove Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,250,000	5.200		06/15/2054	1,260,503
Seaton Creek Reserve Community Development District Special Assessment Bonds for Assessment Area One Bonds Series 2023 (NR/NR)
980,000	5.500	(c)	06/15/2053	1,018,763
Sebastian Isles Community Development District City of Florida City Florida Capital Improvement RB Series 2024 (NR/NR)
900,000	5.300		05/01/2054	906,302

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Sedona Point Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$1,185,000	5.000%		06/15/2053	$1,204,621
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000	4.000	(c)	06/15/2036	305,107
425,000	4.000	(c)	06/15/2041	389,796
2,270,000	4.000	(c)	06/15/2051	1,954,900
1,105,000	4.000	(c)	06/15/2056	931,464
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
900,000	5.300		10/01/2037	938,995
Seminole Palms Community Development District City of Palm Coast Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
1,750,000	5.500	(c)	05/01/2055	1,760,916
Seminole Palms Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.700		05/01/2053	936,832
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
2,600,000	5.500		05/01/2044	2,653,496
3,300,000	5.850		05/01/2054	3,366,834
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	5.250	(c)	11/01/2039	2,267,235
2,815,000	5.375	(c)	11/01/2049	2,875,423
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)
3,800,000	5.250	(c)	11/01/2049	3,894,881
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
825,000	5.500		05/01/2043	864,887
1,435,000	5.625		05/01/2053	1,496,458
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000		05/01/2049	4,025,531
Silver Oaks Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,600,000	5.850		05/01/2054	1,649,234
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
885,000	5.500		05/01/2053	916,219
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
655,000	4.000		05/01/2052	562,666
Six Mile Creek Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.700		05/01/2054	1,435,162
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/ NR)
1,325,000	3.500		05/01/2041	1,138,841
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
305,000	4.125		11/01/2040	300,859
940,000	4.250		11/01/2050	886,780

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
$1,090,000	5.375	%(c)(g)	05/01/2055	$1,092,517
Solaeris Community Development District St. Lucie County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,650,000	6.000		05/01/2044	1,729,132
2,525,000	6.250		05/01/2055	2,626,953
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
1,305,000	5.900	(c)	05/01/2054	1,332,449
Sorrento Pines Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/ NR)
525,000	5.500		05/01/2053	544,806
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)
2,100,000	5.125	(c)	11/01/2039	2,153,403
3,480,000	5.250	(c)	11/01/2049	3,536,510
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000		05/01/2038	1,334,167
2,505,000	5.375		05/01/2049	2,544,221
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
330,000	4.125		11/01/2040	315,385
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A+)
770,000	3.500		05/01/2032	756,645
485,000	3.625		05/01/2035	471,740
1,695,000	3.750		05/01/2038	1,640,966
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
470,000	4.875		05/01/2035	474,172
95,000	5.000		05/01/2038	95,803
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250		05/01/2034	2,021,807
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
365,000	3.600		05/01/2034	341,756
600,000	4.000		05/01/2043	541,943
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
415,000	4.300		05/01/2040	416,256
175,000	4.500		05/01/2046	171,484
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
2,875,000	5.800		05/01/2035	2,759,462
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,505,000	5.800	*	05/01/2035	1,743,639

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
$830,000	5.625%		05/01/2054	$843,794
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
425,000	4.375		05/01/2029	430,599
1,000,000	5.000		05/01/2039	1,021,232
1,750,000	5.250		05/01/2049	1,776,919
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000	5.125	(c)	11/01/2037	1,268,975
1,785,000	5.250	(c)	11/01/2047	1,804,410
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
910,000	4.800		05/01/2035	911,640
Springs at Lake Alfred Community Development District Special Assessment Bonds Series 2024 (NR/NR)
450,000	5.250		05/01/2044	458,999
900,000	5.600		05/01/2054	919,062
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
700,000	4.000		12/15/2041	619,666
475,000	4.000		12/15/2046	398,097
2,350,000	4.000		12/15/2050	1,899,276
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000		08/01/2055	6,864,013
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)
418,112	5.500	*	11/01/2010	192,332
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,130,000	5.000		05/01/2034	2,131,600
Stonegate Preserve Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,000,000	5.875		12/15/2043	1,064,952
1,200,000	6.125		12/15/2053	1,275,366
Stoneybrook Community Development District Tax Exempt Special Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000	4.300		05/01/2052	1,231,460
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
775,000	6.375		11/01/2052	866,342
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500		06/15/2039	1,117,510
1,100,000	4.625		06/15/2049	1,106,101
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
555,000	5.500		06/15/2053	590,771
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125		11/01/2034	1,876,009
3,495,000	5.500		11/01/2044	3,676,771

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)
$2,875,000	3.750	%(c)	12/15/2050	$2,538,348
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000		12/15/2039	392,872
860,000	4.125		12/15/2049	761,006
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
575,000	5.200		06/15/2042	590,920
925,000	5.375		06/15/2052	949,001
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.500		06/15/2054	1,032,988
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	4.000		06/15/2052	842,344
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
325,000	3.300	(c)	06/15/2041	296,149
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000	5.150		06/15/2052	1,020,657
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
900,000	5.500	(c)	05/01/2054	913,044
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,600,000	4.000		05/01/2052	1,363,086
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
870,000	3.750		05/01/2040	776,245
1,150,000	4.000		05/01/2050	984,657
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
405,000	3.400		05/01/2041	354,029
275,000	4.000		05/01/2051	237,797
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750		05/01/2040	670,445
875,000	4.000		05/01/2051	805,701
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
1,000,000	5.200		05/01/2042	1,024,610
1,800,000	5.350		05/01/2052	1,836,260
Sunbridge Stewardship District Special Assessment RB Series 2022 (NR/NR)
1,550,000	5.500		05/01/2052	1,601,835
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,615,000	4.000		05/01/2038	1,527,009
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
405,000	3.750		05/01/2026	403,865
1,550,000	4.000		05/01/2033	1,535,130

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
$1,325,000	5.250%		11/01/2034	$1,326,128
2,295,000	6.000		11/01/2044	2,297,478
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375		05/01/2041	606,359
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,110,000	4.800		05/01/2036	1,116,913
1,715,000	5.000		05/01/2046	1,720,502
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR/NR)
4,400,000	4.000		06/15/2042	4,050,253
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.250		05/01/2053	920,266
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
2,050,000	3.300		12/15/2041	1,729,740
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000		06/15/2040	930,805
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
685,000	3.375		05/01/2032	671,505
1,345,000	3.600		05/01/2037	1,311,920
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,760,000	3.750		05/01/2040	1,761,205
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)
375,000	5.625	(c)	05/01/2040	387,828
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125		05/01/2039	306,213
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,155,000	4.250		05/01/2037	1,144,042
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)
8,310,000	4.400	(c)	05/01/2040	8,191,958
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
185,000	5.750		11/01/2027	190,535
1,955,000	6.250		11/01/2044	2,047,703
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,645,000	5.375		11/01/2039	2,789,641
5,390,000	5.500		11/01/2049	5,606,418
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,560,000	4.625	(c)	06/15/2038	1,565,219
2,440,000	4.750	(c)	06/15/2048	2,392,913

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$550,000	4.000%		12/15/2040	$502,235
1,145,000	4.125		12/15/2049	1,007,577
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625		05/01/2050	1,041,116
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
525,000	3.625	(c)	05/01/2040	479,706
1,000,000	4.000	(c)	05/01/2051	903,576
Towns at Woodsdale Community Development District (Pasco County, Florida) Capital Improvement RB, Series 2023 (NR/NR)
1,220,000	6.375	(c)	11/01/2053	1,310,388
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,700,000	3.000		05/01/2041	1,350,209
1,300,000	4.000		05/01/2052	1,095,499
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)
975,000	5.375	(c)	11/01/2049	1,008,381
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
875,000	3.750	(c)	05/01/2040	818,998
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500		11/01/2041	598,836
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
770,000	5.250		11/01/2027	784,501
2,735,000	6.125		11/01/2046	2,886,568
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)
785,000	4.700	(c)	11/01/2029	803,547
1,525,000	5.125	(c)	11/01/2038	1,581,052
2,165,000	5.375	(c)	11/01/2048	2,225,252
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625		05/01/2039	1,003,528
1,990,000	4.750		05/01/2050	1,930,246
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000	4.750	(c)	11/01/2048	4,513,979
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000		11/01/2039	1,226,867
1,850,000	5.125		11/01/2049	1,869,907
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
930,000	4.000		11/01/2027	932,016
3,160,000	4.625		11/01/2037	3,168,279
2,790,000	4.750		11/01/2047	2,731,916
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,420,000	5.625		11/01/2045	2,493,223
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
1,400,000	4.000		05/01/2052	1,202,132

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Tuckers Pointe Community Development District Special Assessment Revenue Note Series 2022 (NR/NR)
$4,200,000	3.625%		05/01/2032	$4,015,650
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
2,245,000	4.375		05/01/2035	2,249,312
Twisted Oaks Pointe Community Development District City of Wildwood Florida Special Assessment Bonds Series 2024 Assessment Area Three Project (NR/NR)
1,250,000	6.000		05/01/2055	1,286,211
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
575,000	5.375		05/01/2043	592,897
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
675,000	5.875		05/01/2043	709,555
650,000	6.125		05/01/2054	683,432
Twisted Oaks Pointe Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
750,000	5.625		05/01/2053	774,722
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,695,000	3.500		05/01/2032	1,668,900
2,535,000	3.625		05/01/2037	2,469,043
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750		05/01/2037	617,969
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750		12/15/2039	2,074,752
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)
1,000,000	5.000	(c)	12/15/2032	1,045,463
1,705,000	5.000	(c)	12/15/2037	1,765,996
5,330,000	5.000	(c)	12/15/2047	5,388,589
Two Rivers East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
3,190,000	5.875		05/01/2053	3,316,265
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,850,000	5.250		05/01/2052	1,890,004
Two Rivers Two Rivers West Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,000,000	6.125		11/01/2053	2,102,260
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 Series 2024 Project (NR/NR)
1,375,000	5.875	(c)	05/01/2054	1,402,830
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,600,000	6.000		05/01/2043	1,693,846
2,545,000	6.250		05/01/2053	2,692,530

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)
$2,410,000	5.500	%(c)	11/01/2047	$2,471,259
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375		05/01/2045	2,541,615
Varrea South Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.400		05/01/2053	1,429,048
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
1,090,000	5.250		05/01/2043	1,131,485
V-Dana Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
2,305,000	5.500		05/01/2054	2,387,068
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
1,400,000	4.000	(c)	05/01/2051	1,204,639
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
260,000	6.000		11/01/2027	268,983
2,050,000	6.500		11/01/2043	2,221,280
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
375,000	6.375		11/01/2027	375,844
2,295,000	7.125		11/01/2044	2,301,436
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)
4,655,000	5.125	(c)	05/01/2049	4,715,392
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
760,000	5.000		11/01/2039	777,442
1,305,000	5.125		11/01/2049	1,319,552
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
960,000	5.000		11/01/2039	982,032
1,560,000	5.125		11/01/2049	1,577,396
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000	3.600	(c)	05/01/2041	213,541
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
505,000	3.600	(c)	05/01/2041	440,156
815,000	4.000	(c)	05/01/2051	697,068
Veranda Community Development District Special Assessment Area Five Phase 2 Veranda Estates Project RB Refunding Series 2024 (NR/NR)
1,025,000	5.375		05/01/2044	1,061,176
475,000	5.625		05/01/2054	488,817
Veranda Community Development District Special Assessment Area Five Phase 3 Preserve East Project RB Refunding Series 2024 (NR/NR)
1,600,000	5.125		05/01/2044	1,651,405
3,250,000	5.375		05/01/2054	3,336,116
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
900,000	5.500		06/15/2053	936,319

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$4,355,000	4.000%		05/01/2031	$4,284,866
1,700,000	4.125		05/01/2034	1,657,237
1,000,000	4.250		05/01/2037	955,420
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB+)
1,980,000	4.000	(c)	05/01/2031	1,959,836
2,940,000	4.000	(c)	05/01/2037	2,872,163
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
735,000	5.125		11/01/2035	761,284
990,000	5.250		11/01/2046	1,008,350
Verano #2 Community Development District City of Port St. Lucie Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000	5.500		05/01/2044	899,017
1,910,000	5.800		05/01/2054	1,961,527
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.625		11/01/2052	1,082,088
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
500,000	5.375		05/01/2043	522,683
800,000	5.625		05/01/2053	838,527
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000		05/01/2040	245,915
1,700,000	4.000		05/01/2050	1,469,981
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000		05/01/2040	343,353
2,015,000	4.000		05/01/2050	1,740,864
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000		05/01/2040	245,915
1,740,000	4.000		05/01/2050	1,503,277
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
1,625,000	2.600		05/01/2034	1,400,551
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)
1,000,000	5.300		05/01/2043	1,039,409
2,750,000	5.500		05/01/2054	2,848,253
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750		05/01/2037	926,664
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,510,000	3.700		05/01/2050	8,365,604
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
4,100,000	3.250	(c)	05/01/2040	3,658,109
9,105,000	3.500	(c)	05/01/2051	7,670,257
Village Community Development District No. 15 Special Assessment Rb Series 2023 (NR/NR)
4,600,000	5.250	(c)	05/01/2054	4,796,698

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Village Community Development District No. 15 Special Assessment RB Series 2023 (NR/NR)
$2,050,000	5.000	%(c)	05/01/2043	$2,136,642
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
4,425,000	3.250		05/01/2052	3,499,656
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
1,150,000	5.250		05/01/2053	1,173,101
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
1,105,000	4.000		05/01/2052	949,441
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	4.625		05/01/2039	885,711
1,355,000	4.875		05/01/2050	1,340,579
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750		05/01/2040	523,880
1,000,000	4.000		05/01/2051	863,755
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
570,000	5.500		05/01/2044	593,523
1,000,000	5.750		05/01/2054	1,036,128
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
1,000,000	3.750		11/01/2031	970,788
1,000,000	4.000		11/01/2036	970,074
1,300,000	4.125		11/01/2046	1,188,490
Waterford Community Development District Capital Improvement RB Series 2023 (NR/NR)
440,000	5.375		05/01/2043	456,525
550,000	5.600		05/01/2053	570,599
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
825,000	5.450	(c)	05/01/2054	826,220
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,230,000	5.500		05/01/2034	2,232,175
3,810,000	5.750		05/01/2044	3,812,788
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250		05/01/2049	4,089,164
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/A)
3,230,000	4.200		05/01/2036	3,210,298
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,640,000	5.125	(c)	11/01/2038	1,678,265
2,800,000	5.250	(c)	11/01/2049	2,837,360
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,200,000	5.125		11/01/2035	1,200,782
1,930,000	5.500		11/01/2045	1,930,943

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$1,320,000	5.125%		06/15/2043	$1,370,572
1,215,000	5.375		06/15/2053	1,264,635
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250		11/01/2049	1,096,945
West Hillcrest Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500		06/15/2053	1,198,714
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)
570,000	3.625	(c)	05/01/2041	493,980
1,545,000	4.000	(c)	05/01/2051	1,318,197
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
550,000	5.250		05/01/2052	557,919
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400		05/01/2041	1,217,596
West Villages Improvement District Capital Improvement RB for Unit of Development No. 10 Series 2024 (Assessment Area One) (NR/NR)
1,150,000	5.625		05/01/2054	1,170,444
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
475,000	5.375		05/01/2042	497,980
1,350,000	5.500		05/01/2053	1,401,157
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
850,000	5.375		05/01/2043	889,171
2,265,000	5.625		05/01/2053	2,370,428
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750		05/01/2039	2,328,466
3,790,000	5.000		05/01/2050	3,796,848
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2023 (NR/NR)
570,000	6.250		05/01/2054	613,682
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
440,000	5.000	(c)	05/01/2038	449,503
600,000	5.200	(c)	05/01/2048	608,469
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625		05/01/2039	990,795
1,590,000	4.850		05/01/2049	1,571,093
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)
800,000	4.100	(c)	05/01/2037	772,667
795,000	4.125	(c)	05/01/2038	761,316
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000		05/01/2039	1,224,482
2,000,000	5.200		05/01/2050	2,023,565

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
$2,050,000	5.750%	05/01/2044	$2,111,825
2,550,000	6.000	05/01/2054	2,631,591
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,150,000	6.000	06/15/2052	1,210,348
Westview South Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
1,030,000	5.375	05/01/2043	1,063,539
3,245,000	5.600	05/01/2053	3,352,160
1,415,000	5.625	05/01/2053	1,469,601
Westview South Community Development District Special Assessment Bonds for Assessment Area Two, Series 2023 (NR/NR)
600,000	5.375	05/01/2043	619,523
Westwood of Pasco Community Development District Capital Improvement RB, Series 2023 (NR/NR)
675,000	5.625	05/01/2053	701,045
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
830,000	5.500	05/01/2053	863,667
Whispering Pines Community Development District Special Assessment Bonds Series 2024 (NR/NR)
420,000	5.200	05/01/2044	429,085
490,000	5.500	05/01/2054	499,686
Willowbrook Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2024 Assessment Area One Project (NR/NR)
1,000,000	5.900	05/01/2055	1,021,158
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,100,000	5.750	05/01/2052	1,155,404
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,175,000	4.000	05/01/2052	1,007,010
Wind Meadows South Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
1,105,000	5.625	05/01/2053	1,151,151
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	975,493
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
1,770,000	5.000	11/01/2045	1,779,039
Windsor Cay Community Development District Lake County Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000	5.450	05/01/2044	1,025,954
1,000,000	5.750	05/01/2054	1,027,040
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	4.250	05/01/2052	907,838

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)

Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
$400,000	4.400%		11/01/2035	$401,639
625,000	4.250		05/01/2040	594,755
1,000,000	4.500		05/01/2051	931,093
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
380,000	5.375		05/01/2035	382,512
3,010,000	5.625		05/01/2045	3,024,592
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875		05/01/2036	785,950
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700		05/01/2040	1,410,024
3,450,000	3.875		05/01/2050	2,882,397
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
560,000	3.375		05/01/2041	469,711
890,000	4.000		05/01/2051	760,447

				1,710,794,320

Georgia - 1.7%

Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (Aa3/A+)
1,500,000	5.250		07/01/2040	1,518,569
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A1/A)
1,000,000	4.000		07/01/2040	1,000,062
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000	4.000		08/01/2053	1,192,025
Columbia County Hospital Authority Revenue Anticipation Certificates, (Wellstar Health System, Inc. Project) Series 2023A (A2/A+)
1,495,000	5.125		04/01/2053	1,617,688
Coweta County Water and Sewerage Authority RB Series 2024 (NR/AA+)
1,865,000	5.000		06/01/2054	2,046,177
Development Authority of Dekalb County RB for The Globe Academy, Inc., Project Series 2024A (Baa2/NR)
300,000	5.000		06/01/2050	304,105
480,000	5.000		06/01/2055	484,055
2,635,000	5.000		06/01/2063	2,644,148
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125		03/01/2052	634,866
George L Smith II Congress Center Authority RB for Convention Center Hotel Second Tier Series 2021B (NR/NR)
18,210,000	5.000	(c)	01/01/2054	17,564,749
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)
3,690,000	3.625	(c)	01/01/2031	3,530,640
1,340,000	5.000	(c)	01/01/2036	1,361,401
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
12,180,000	4.000		01/01/2054	11,088,127

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)

Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)
$3,115,000	4.000	%(c)	11/01/2026	$3,115,408
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/NR)
7,000,000	5.000	(a)(b)	07/01/2053	7,577,989
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/ NR)
7,235,000	5.000	(a)(b)	12/01/2053	7,878,576
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C (Aa1/NR)
500,000	5.000	(a)(b)	09/01/2053	540,097
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A1/NR)
3,300,000	5.000		05/15/2043	3,424,823
17,350,000	5.000		05/15/2049	19,235,338
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B (A3/NR)
25,000,000	5.000	(a)(b)	12/01/2052	26,443,187
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A (Aa1/NR)
13,750,000	5.000	(a)(b)	05/01/2054	15,029,919
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B (Aa1/NR)
7,500,000	5.000	(a)(b)	12/01/2054	8,223,985
Municipal Electric Authority of Georgia Plant Vogtle Project J Bonds Series 2019A (A3/A)
5,000,000	5.000		01/01/2059	5,127,445
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A3/A)
2,500,000	5.000		01/01/2039	2,623,473
7,000,000	5.000		01/01/2049	7,228,351
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (NR/NR)
1,500,000	4.000	(c)	01/01/2038	1,500,640
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
36,250,000	0.000	(c)(h)	12/15/2048	30,778,758
The Atlanta Development Authority Senior RB Westside Gulch Area Project Series 2024A-2 (NR/NR)
12,875,000	5.500	(c)	04/01/2039	13,316,108

				197,030,709

Guam - 0.2%

A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)
610,000	5.125		10/01/2034	662,544
220,000	5.250		10/01/2035	240,446
510,000	5.250		10/01/2036	556,492
300,000	5.375		10/01/2040	328,206
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)
975,000	5.375		10/01/2043	1,054,557
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,500,000	3.839		10/01/2036	1,322,614
1,925,000	4.460		10/01/2043	1,674,468

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)

Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
$7,680,000	5.000%		02/01/2040	$7,727,887
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
500,000	5.000		12/01/2031	513,921
Guam Government Limited Obligation Section 30 Bond Series 2016A (NR/BB)
3,000,000	5.000		12/01/2046	3,022,041
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
1,540,000	5.000		01/01/2050	1,603,079
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
5,000,000	5.000		01/01/2046	5,082,838

				23,789,093

Hawaii - 0.6%

Department of Budget and Finance of The State of Hawaii Special Purpose Refunding RB Hawai’I Pacific University Project Series 2024 (NR/BB)
2,750,000	5.000	(c)	07/01/2039	2,794,366
2,750,000	5.125	(c)	07/01/2043	2,755,637
Hawaii State Department of Budget & Finance for Hawaii Pacific Health Obligated Group Special Purpose RB Series 2023C (A1/NR)
16,715,000	4.000		07/01/2047	16,786,377
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
1,200,000	4.000		03/01/2037	1,119,491
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
15,755,000	3.200		07/01/2039	13,277,741
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba3/NR)
945,000	3.500		10/01/2049	752,739
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
2,450,000	5.000		05/15/2044	2,459,592
State of Hawaii Airports System RB Series 2022A (A1/AA-)
2,750,000	5.000		07/01/2047	2,913,884
State of Hawaii Department of Budget and Finance Pacific University Special Purpose Revenue Refunding Bonds Series 2018 (NR/NR)
12,700,000	6.000	(c)	07/01/2028	13,129,186
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba3/NR)
18,675,000	3.100		05/01/2026	17,956,300

				73,945,313

Idaho - 0.0%

Avimor Community Infrastructure District No. 1 in The City of Eagle Idaho in The Counties of Ada Boise and Gem Idaho Special Assessment Bonds Series 2024 (NR/NR)
2,350,000	5.875	(c)	09/01/2053	2,472,547

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois - 6.7%

Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
$915,000	3.750%		07/01/2041	$894,111
Board of Education of The City of Chicago Dedicated Capital Improvement Series 2017 (NR/NR)
1,725,000	5.000		04/01/2046	1,746,849
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
2,500,000	5.000		12/01/2042	2,499,833
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
6,665,000	5.000		12/01/2047	6,804,167
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2023A (NR/BB+)
2,925,000	6.000		12/01/2049	3,248,269
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
8,000,000	5.000		12/01/2044	8,085,549
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000		04/01/2046	16,718,077
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB+)
9,310,000	0.000	(e)	12/01/2029	7,630,387
6,345,000	0.000	(e)	12/01/2030	4,970,089
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB+)
185,000	0.000	(e)	12/01/2029	151,624
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Baa3/BBB+)
160,000	0.000	(e)	01/01/2031	126,879
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB+)
5,500,000	7.000	(c)	12/01/2046	5,947,860
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB+)
23,595,000	0.000	(e)	12/01/2031	17,620,548
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba1/BB+)
6,330,000	5.500		12/01/2027	6,589,038
3,000,000	5.500		12/01/2028	3,157,332
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB+)
20,125,000	5.250		12/01/2035	20,148,826
10,410,000	5.250		12/01/2039	10,417,437
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba1/BB+)
2,300,000	5.500		12/01/2030	2,455,724
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
13,525,000	6.038		12/01/2029	13,560,542
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
11,675,000	4.000		12/01/2035	11,486,883

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
$54,375,000	7.000%		12/01/2044	$55,861,830
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000	6.500		12/01/2046	63,502,627
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2017H (NR/BB+)
16,390,000	5.000		12/01/2046	16,519,927
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Baa3/BBB+)
11,415,000	0.000	(e)	01/01/2032	8,651,742
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Baa3/BBB+)
1,700,000	5.500		01/01/2037	1,704,689
100,000	5.500		01/01/2040	100,219
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000	5.500		01/01/2039	4,189,976
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (Baa3/BBB+)
3,775,000	5.500		01/01/2042	3,782,075
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (Baa3/BBB+)
2,500,000	5.500		01/01/2042	2,504,685
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000	5.000		01/01/2038	14,549,174
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
255,000	5.000		01/01/2047	258,970
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
5,460,000	4.000		01/01/2052	5,296,982
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000		01/01/2041	2,586,884
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000	5.750		04/01/2048	7,637,134
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB+)
14,270,000	5.000		12/01/2046	14,269,408
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB+)
15,205,000	5.000		12/01/2046	15,359,828
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB+)
4,700,000	4.000		12/01/2047	4,169,003
City of Chicago GO Bonds Series 2019A (NR/BBB+)
5,000,000	5.500		01/01/2049	5,216,685
City of Chicago GO Bonds Series 2021B (NR/BBB+)
2,383,000	4.000		01/01/2049	2,151,971
City of Chicago IL GO Bonds Series 2019 (NR/BBB+)
5,000,000	5.000		01/01/2044	5,148,845
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
20,000,000	5.500		01/01/2053	21,657,958
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000	5.250		01/01/2053	1,231,739

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2015C (AMT) (NR/A+)
$1,000,000	5.000%		01/01/2046	$1,001,074
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (NR/A+)
7,450,000	5.000		01/01/2052	7,546,460
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
2,400,000	4.500		01/01/2048	2,422,155
1,000,000	5.500		01/01/2055	1,089,725
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024A (AMT) (NR/A+)
20,000,000	5.500		01/01/2053	22,238,418
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue and RR Bonds Series 2018A (AMT) (NR/A+)
7,670,000	5.000		01/01/2048	7,876,401
3,500,000	5.000		01/01/2053	3,579,385
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2018A (BAM) (NR/AA)
2,500,000	4.000		01/01/2043	2,469,177
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,675,000	5.800		03/01/2037	1,443,915
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000	4.000		11/15/2047	2,443,469
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
963,000	5.625		03/01/2036	964,145
Eastern Illinois Economic Development Authority Business District RB for Remington Road & I-57 Business District Series 2023 (NR/NR)
4,875,000	6.000		05/01/2046	5,002,462
Illinois Finance Authority RB for Clark-Lindsey Series 2022A (NR/NR)
950,000	5.375		06/01/2042	925,931
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
4,000,000	5.625	(c)	08/01/2053	4,322,032
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,200,000	5.000		03/01/2047	1,188,745
1,050,000	5.000		03/01/2052	1,020,572
Illinois Finance Authority RB for Lake Forest College Series 2022A (NR/BBB)
2,250,000	5.500		10/01/2047	2,353,586
1,925,000	5.250		10/01/2052	1,966,275
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
1,750,000	6.625		05/15/2052	1,891,865
3,700,000	6.750		05/15/2058	4,006,511
Illinois Finance Authority RB for Roosevelt University Series 2007 (B2/NR)
2,950,000	5.500		04/01/2032	2,949,838
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
15,725,000	6.125	(c)	04/01/2049	15,847,035

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Illinois Finance Authority RB for Roosevelt University Series 2019A (NR/NR)
$14,970,000	6.125	%(c)	04/01/2058	$14,991,391
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
1,000,000	4.000		10/01/2040	969,876
950,000	4.000		10/01/2050	890,591
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,015,000	4.000		05/15/2027	1,014,219
2,825,000	5.000		05/15/2037	2,876,621
1,055,000	5.000		05/15/2047	1,060,032
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
1,500,000	4.000		09/01/2035	1,367,687
1,725,000	5.000		09/01/2036	1,708,023
2,000,000	4.000		09/01/2037	1,753,771
2,000,000	4.000		09/01/2039	1,702,752
1,500,000	5.000		09/01/2040	1,432,238
1,500,000	4.000		09/01/2041	1,243,053
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa3/A-)
500,000	5.000		09/01/2036	513,962
3,470,000	5.000		09/01/2046	3,517,794
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
950,000	5.000		05/15/2051	881,198
765,000	5.000		05/15/2056	696,020
Illinois Finance Authority RB Series 2018B (NR/NR)
2,775,000	6.125	(c)	04/01/2058	2,778,966
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000	4.000	(c)	10/01/2042	1,930,745
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000	5.500		06/01/2057	12,456,113
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BBB-)
4,325,000	5.000		12/01/2049	4,093,548
Illinois Finance Authority Revenue Refunding Bonds for The Admiral at The Lake Project Series 2017 (NR/NR)
10,995,000	5.000		05/15/2033	10,420,902
Illinois State GO Bonds Series 2014 (A3/A-)
2,525,000	5.000		05/01/2029	2,536,147
5,000,000	5.000		05/01/2039	5,022,074
Illinois State GO Bonds Series 2017 A (A3/A-)
9,500,000	5.000		12/01/2035	9,913,092
1,805,000	4.500		12/01/2041	1,827,650
4,730,000	5.000		12/01/2042	4,870,279
Illinois State GO Bonds Series 2017 D (A3/A-)
2,740,000	5.000		11/01/2028	2,910,071
Illinois State GO Bonds Series 2018 A (A3/A-)
5,280,000	5.000		05/01/2042	5,458,583
5,280,000	5.000		05/01/2043	5,447,920
Illinois State GO Bonds Series 2019 C (A3/A-)
1,500,000	4.000		11/01/2042	1,481,527
Illinois State GO Bonds Series 2020 (A3/A-)
1,575,000	5.500		05/01/2039	1,731,033
4,250,000	5.750		05/01/2045	4,670,651
Illinois State GO Bonds Series 2020 C (A3/A-)
1,975,000	4.250		10/01/2045	1,977,665

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
$1,466,000	6.250%		03/01/2034	$1,467,532
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
3,665,000	0.000	(e)	12/15/2029	3,104,761
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Bonds McCormick Place Expansion Proj * (NATL) (Baa2/A)
1,220,000	0.000	(e)	06/15/2028	1,087,768
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (NATL) (Baa2/A)
11,900,000	0.000	(e)	06/15/2038	7,075,594
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/A)
13,500,000	0.000	(e)	12/15/2032	10,137,147
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NR/NR)
530,000	0.000	(e)	06/15/2030	448,138
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
1,320,000	0.000	(e)	12/15/2031	1,029,628
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A1/AA)
3,200,000	0.000	(e)	06/15/2044	1,417,360
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/A)
66,700,000	0.000	(e)	12/15/2056	15,943,668
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
18,400,000	0.000	(e)	12/15/2056	4,454,024
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
97,495,000	0.000	(e)	12/15/2054	25,470,822
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa2/A)
2,200,000	0.000	(e)	12/15/2034	1,524,763
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
3,455,000	0.000	(e)	06/15/2045	1,456,064
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000	4.000		06/15/2052	2,007,310
Metropolitan Pier and Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2024 B (NR/A)
4,500,000	5.000		06/15/2053	4,877,482
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood Springs Club Series 2006 (NR/NR)
1,412,000	6.000		03/01/2036	1,371,599
Regional Transportation Authority Illinois GO Bonds Series 2016 A (Aa3/AA)
5,000,000	4.000		06/01/2046	4,878,412

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)

Southwestern Illinois Development Authority Environmental Improvement RB Series 2012 (United States Steel Corporation Project) (B1/BB-)
$3,300,000	5.750%		08/01/2042	$3,303,409
State of Illinois GO Bonds Series 2014 (A3/A-)
3,435,000	5.250		02/01/2033	3,453,075
2,665,000	5.250		02/01/2034	2,679,023
State of Illinois GO Bonds Series 2017 A (A3/A-)
9,500,000	4.250		12/01/2040	9,566,159
State of Illinois GO Bonds Series 2017C (A3/A-)
10,000,000	5.000		11/01/2029	10,591,798
State of Illinois GO Bonds Series 2020C (A3/A-)
1,000,000	4.000		10/01/2041	992,453
State of Illinois GO Bonds Series 2021A (A3/A-)
4,520,000	4.000		03/01/2041	4,505,324
9,000,000	5.000		03/01/2046	9,543,470
State of Illinois GO Bonds Series 2022A (A3/A-)
3,000,000	5.500		03/01/2047	3,302,057
State of Illinois GO Bonds Series of May 2024B (A3/A-)
3,500,000	5.250		05/01/2048	3,844,048
4,000,000	5.250		05/01/2049	4,383,603
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
2,000,000	5.000		10/01/2028	2,164,179
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
2,750,000	4.000		12/01/2033	2,784,175
7,950,000	4.250		12/01/2037	8,047,370
State of Illinois Sales Tax RB Junior Obligation Series C (NR/A)
10,000,000	5.000		06/15/2044	10,903,422
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba2/NR)
3,170,000	5.750	(c)	03/01/2053	3,273,682
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)
480,000	5.000	(c)	01/01/2045	480,254
1,800,000	5.000	(c)	01/01/2055	1,774,661
Village of Bellwood Cook County Illinois Tax Increment RB Series 2024 (NR/BBB)
2,525,000	5.000		12/01/2050	2,611,966
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000	5.000		01/01/2039	1,954,779
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125		10/01/2041	491,419
2,330,000	4.125		10/01/2046	2,046,933

				791,757,076

Indiana - 0.2%

City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
4,755,000	5.000	(c)	01/01/2054	4,966,185
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000		09/15/2049	347,411
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (B1/BB-)
4,415,000	4.125		12/01/2026	4,484,075

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)

Indiana Finance Authority Midwestern Disaster Relief RB Series 2012A (Baa3/NR)
$1,000,000	4.250%		11/01/2030	$1,049,083
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
1,780,000	5.000		07/01/2055	1,782,201
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Baa3/NR)
1,000,000	3.000		11/01/2030	972,211
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Baa3/NR)
1,000,000	3.000		11/01/2030	972,211
Indiana Finance Authority Student Housing RB Series 2023A (NR/BBB-)
2,100,000	5.000		06/01/2053	2,187,708
5,500,000	5.375		06/01/2064	5,795,559
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (WR/NR)
7,520,823	6.500	*	11/15/2031	75
The Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000	6.000		03/01/2053	3,059,300
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
3,300,000	2.500		09/01/2050	2,046,549
Town of Whiteland Indiana Economic Development RB for Patch Whiteland Project Phase II (NR/NR)
1,375,000	6.125	(c)	03/01/2049	1,416,142

				29,078,710

Iowa - 0.4%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (#Aaa/AA+)
2,300,000	5.000	(a)(b)(d)	12/01/2050	2,691,935
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aaa/AA+)
15,800,000	5.000	(d)	12/01/2050	18,492,423
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
2,050,000	4.000		05/15/2055	1,738,215
3,600,000	5.000		05/15/2055	3,604,305
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
4,355,000	5.000		05/15/2047	4,368,065
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
11,900,000	5.000		05/15/2043	11,991,731
5,735,000	5.000		05/15/2048	5,758,148
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
975,000	5.375		10/01/2052	1,021,382
tobacco Settlement Authority Asset Backed Bonds Class 1 Senior Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000	4.000		06/01/2049	2,891,932

				52,558,136

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kansas - 0.1%

City of Manhattan Health Care Facilities RB Series 2022A (NR/NR)
$2,070,000	4.000%		06/01/2052	$1,739,107
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
1,075,000	4.000		06/01/2046	946,404
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
390,000	2.875		04/01/2030	389,348
940,000	3.125		04/01/2036	891,827
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,775,000	6.500		12/01/2052	1,886,511
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000		05/15/2028	1,154,987
1,215,000	5.000		05/15/2029	1,214,559
2,850,000	5.000		05/15/2034	2,844,151
1,190,000	5.000		05/15/2050	1,041,935
Kansas City Unified Government Sales Tax Special Obligation Capital Appreciation RB for Vacation Village Project Area Four - Multi-Sport Athletic Complex Project, Series 2015 (NR/NR)
2,440,000	0.000	(c)(e)	09/01/2034	1,076,939

				13,185,768

Kentucky - 0.2%

City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)
3,150,000	4.450	(c)	01/01/2042	3,165,248
3,375,000	4.700	(c)	01/01/2052	3,383,162
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY, LLC Project Series 2022A (NR/NR)
1,540,000	4.700	(c)	01/01/2052	1,543,724
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
2,000,000	2.125		10/01/2034	1,632,897
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
3,000,000	2.000		02/01/2032	2,552,559
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (Baa1/A)
750,000	4.000		06/01/2046	717,254
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000		03/01/2046	186,664
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A1/AA)
900,000	4.000		12/01/2041	901,406
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
2,925,000	4.000		06/01/2045	2,851,671
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
3,600,000	5.000		08/01/2049	3,730,829

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)

Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
$1,500,000	3.000%		10/01/2043	$1,200,228

				21,865,642

Louisiana - 1.2%

Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
1,600,000	5.000		12/01/2034	1,608,682
4,765,000	5.000		12/01/2039	4,721,081
City of New Orleans Public Improvement Bonds Series 2021A (A2/A+)
5,000,000	5.000		12/01/2050	5,310,978
Juban Crossing Economic Development District Revenue and Refunding Bonds for General Infrastructure Projects Series 2015C (NR/NR)
6,485,000	7.000	(c)	09/15/2044	6,494,731
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
1,410,000	5.500		06/01/2052	1,453,559
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)
1,900,000	4.125	(c)	06/01/2039	1,777,234
2,300,000	4.375	(c)	06/01/2048	2,055,665
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200		06/01/2041	1,500,177
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
5,395,000	6.625	(c)	06/15/2062	5,549,467
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/ BBB+)
8,865,000	3.500		11/01/2032	8,720,183
Louisiana Public Facilities Authority RB for Geo Academies Mid- City Project Series 2022 (NR/NR)
930,000	6.125	(c)	06/01/2052	971,414
1,325,000	6.250	(c)	06/01/2062	1,385,637
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
900,000	6.250	(c)	06/01/2052	912,556
1,850,000	6.375	(c)	06/01/2062	1,871,160
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000	3.000		06/01/2050	1,628,599
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
7,725,000	4.000		05/15/2042	7,730,146
3,100,000	5.000		05/15/2046	3,171,671
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000	4.000	(c)	06/01/2051	1,903,011
2,070,000	4.000	(c)	06/01/2056	1,549,056
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000	4.000	(c)	06/01/2051	1,263,538
1,065,000	4.000	(c)	06/01/2056	796,978

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)

Louisiana Public Facilities Authority Revenue Bonds Series 2024A (NR/NR)
$4,730,000	7.375	%(c)	06/01/2054	$4,983,962
4,600,000	7.500	(c)	06/01/2059	4,868,961
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000	5.000		05/15/2042	10,266,765
Louisiana Public Facilities Authority Senior Lien RB I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
23,900,000	5.750		09/01/2064	26,577,068
18,385,000	5.000		09/01/2066	19,080,361
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (A2/A)
4,455,000	5.000		01/01/2040	4,459,806
Parish of St. James RB for NuStar Logistics LP Series 2008 (Ba1/ BB+) (PUTABLE)
1,400,000	6.100	(a)(b)(c)	06/01/2038	1,565,392
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba1/BB+)
2,375,000	6.350	(c)	07/01/2040	2,641,290
Plaquemines Port Harbor and Terminal District Dock and Wharf Facilities RB Nola Terminal LLC Project Series 2024A (NR/NR)
6,450,000	9.000	(c)	12/01/2044	6,666,364

				143,485,492

Maine - 0.1%

Finance Authority of Maine RB Series 2021 (NR/NR)
10,175,000	8.000	(c)	12/01/2051	3,345,482
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
4,000,000	5.000		07/01/2048	4,107,821

				7,453,303

Maryland - 0.8%

Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
3,000,000	4.000		01/01/2039	3,012,803
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500		09/01/2033	2,968,295
3,000,000	5.000		09/01/2038	3,041,219
City Council of Baltimore Convention Center Hotel Revenue Refunding Bonds Series 2017 (NR/B+)
7,775,000	5.000		09/01/2042	7,799,634
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/B+)
1,400,000	5.000		09/01/2028	1,431,555
2,235,000	5.000		09/01/2039	2,244,631
14,715,000	5.000		09/01/2046	14,742,503
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)
325,000	3.550	(c)	06/01/2034	300,724
200,000	3.700	(c)	06/01/2039	180,684
300,000	3.875	(c)	06/01/2046	264,477
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)
290,000	3.400	(c)	06/01/2034	267,813

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)

City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR) – (continued)
$310,000	3.450	%(c)	06/01/2035	$283,806
550,000	3.500	(c)	06/01/2039	495,824
1,650,000	3.625	(c)	06/01/2046	1,424,767
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000		07/01/2036	1,486,338
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
2,370,000	4.000		01/01/2050	2,191,459
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
1,850,000	4.000		01/01/2045	1,787,261
9,765,000	4.000		01/01/2050	9,169,678
County of Prince George’s Special Obligation Bonds for Westphalia town Center Project Series 2018 (NR/NR)
4,535,000	5.250	(c)	07/01/2048	4,610,194
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,700,000	4.000	(c)	07/01/2050	3,469,033
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/BBB)
2,375,000	5.000		06/01/2058	2,422,740
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000		07/01/2040	911,765
1,400,000	4.250		07/01/2050	1,349,097
1,025,000	5.000		07/01/2050	1,061,711
2,415,000	5.000		07/01/2056	2,483,457
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000	5.000		06/01/2044	1,036,237
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
2,250,000	5.000		06/01/2049	2,314,775
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
6,070,000	3.997		04/01/2034	4,966,478
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
1,000,000	5.750		07/01/2053	1,101,284
2,000,000	6.000		07/01/2058	2,232,435
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
1,000,000	4.000		07/01/2050	966,147
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB+)
840,000	3.000		10/01/2034	770,204
500,000	4.000		10/01/2040	484,244
Maryland Health and Higher Educational Facilities Authority RB for Monocacy Montessori Communities Issue Series 2023 (NR/NR)
900,000	6.125	(c)	07/01/2053	934,892
900,000	6.250	(c)	07/01/2063	935,886

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)

Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
$1,355,000	5.500	%(c)	05/01/2052	$1,361,958
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
13,800,000	0.000	(e)	05/01/2053	3,737,316
10,125,000	0.000	(e)	05/01/2054	2,611,429
8,750,000	0.000	(e)	05/01/2055	2,149,312
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
1,400,000	5.000		09/01/2035	1,409,440
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000	5.000		06/01/2051	1,468,207

				97,881,712

Massachusetts - 1.0%

Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023 Series D (Aa1/AA+)
50,000,000	5.000		10/01/2050	54,974,955
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA+)
2,130,000	3.000		04/01/2044	1,857,039
Massachusetts Development Finance Agency RB CHF Merrimack, Inc. Issue Merrimack College Student Housing Project Series 2024A (NR/BB)
1,100,000	5.000	(c)	07/01/2054	1,135,840
1,000,000	5.000	(c)	07/01/2060	1,024,672
Massachusetts Development Finance Agency RB for Boston Medical Center Series G (Baa2/BBB)
1,740,000	5.250		07/01/2052	1,909,077
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)
1,000,000	5.000	(c)	11/15/2033	1,044,849
900,000	5.000	(c)	11/15/2038	938,141
2,350,000	5.125	(c)	11/15/2046	2,435,987
Massachusetts Development Finance Agency RB for Merrimack College Series 2022 (NR/BBB-)
2,075,000	5.000		07/01/2052	2,132,194
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Baa3/BBB-)
1,950,000	5.000		10/01/2036	1,968,697
Massachusetts Development Finance Agency RB for Simmons University issue, Series 2023 N (Baa3/BBB-)
580,000	5.250		10/01/2039	614,665
1,450,000	5.000		10/01/2043	1,482,392
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
17,725,000	8.500		10/01/2026	18,109,205
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000	5.000		07/01/2044	24,469,033

				114,096,746

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan - 1.9%

City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
$106,985,536	4.000	%(b)	04/01/2044	$85,277,133
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
665,000	5.500		04/01/2031	741,865
470,000	5.500		04/01/2033	519,144
280,000	5.500		04/01/2034	308,775
300,000	5.500		04/01/2035	330,132
245,000	5.500		04/01/2036	268,803
465,000	5.500		04/01/2037	508,876
495,000	5.500		04/01/2038	540,256
355,000	5.500		04/01/2039	385,466
690,000	5.500		04/01/2040	746,445
1,360,000	5.500		04/01/2045	1,452,834
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
900,000	5.000		04/01/2050	941,001
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
1,145,000	2.960		04/01/2027	1,101,123
950,000	3.110		04/01/2028	904,357
450,000	3.244		04/01/2029	423,809
125,000	3.344		04/01/2030	116,191
475,000	3.644		04/01/2034	425,265
City of Detroit MI GO Bonds Series 2020 (Baa2/BBB)
295,000	5.500		04/01/2032	326,765
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt Social Bonds (Baa2/BBB)
675,000	4.000		04/01/2042	662,444
City of Detroit UT GO Bonds Series 2021A (Baa2/BBB)
2,750,000	5.000		04/01/2046	2,890,158
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series 2023C (Tax Exempt) (Baa2/BBB)
1,200,000	6.000		05/01/2043	1,379,920
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series 2021A (Baa2/BBB)
725,000	4.000		04/01/2041	720,341
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds Series 2023A (Tax Exempt) (Baa2/BBB)
3,675,000	6.000		05/01/2039	4,300,967
City of Kalamazoo Economic Development Corporation Limited Obligation RB for Heritage Community of Kalamazoo Revel Creek Project Series 2020A (NR/NR)
3,880,000	5.000		05/15/2055	3,603,729
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333	4.000	(b)	04/01/2044	2,711,170
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD LIBOR + 0.60%)
4,675,000	4.347	(f)	07/01/2032	4,576,784
Grand Rapids Charter township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
7,875,000	5.000		05/15/2037	7,903,564
4,125,000	5.000		05/15/2044	3,935,232
Ivywood Classical Academy Public School Academy Bonds, Series 2023 (NR/NR)
900,000	6.000		01/01/2054	917,192
900,000	6.250		01/01/2059	922,954

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)

Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
$475,000	4.000%		11/15/2045	$418,430
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000	4.000		11/15/2043	1,549,097
Michigan Finance Authority Act 38 Facilities Senior RB for the Henry Ford Health Detroit South Campus Central Utility Plant Project Series 2024 (Green Bonds) (A3/NR)
2,790,000	4.375		02/28/2054	2,761,745
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
975,000	4.000		11/15/2050	908,146
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000	4.000		02/15/2050	1,488,221
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A1/A+)
1,600,000	5.000		07/01/2033	1,620,187
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (Aa3/AA-)
750,000	5.000		07/01/2035	757,847
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (NR/BB+)
800,000	4.000		12/01/2041	696,610
1,230,000	4.000		12/01/2051	999,374
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,515,000	4.250		12/01/2039	1,282,311
1,190,000	5.000		12/01/2046	1,044,901
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB+)
1,000,000	5.000		09/01/2040	1,005,608
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
475,000	4.000		09/01/2045	441,713
500,000	4.000		09/01/2050	452,593
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
7,225,000	3.267		06/01/2039	6,901,194
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
252,800,000	0.000	(e)	06/01/2065	29,650,634
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
805,000	4.000		01/01/2031	790,716
1,115,000	4.000		01/01/2041	1,021,942
1,695,000	4.000		01/01/2051	1,468,413
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000	4.125		06/30/2035	2,572,044
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
1,875,000	5.000		05/15/2037	1,881,801
1,400,000	5.000		05/15/2044	1,335,594

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)

Michigan Strategic Fund Variable Rate Limited Obligation RB for Graphic Packaging International Coated Recycled Board Machine Project Green Bonds Series 2021 (Ba2/BB) (PUTABLE)
$6,700,000	4.000	%(a)(b)	10/01/2061	$6,735,941
Michigan tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)
42,935,000	0.000	(e)	06/01/2052	5,859,120
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
365,435,000	0.000	(e)	06/01/2058	11,451,563
Star International Academy RB Refunding Series 2020 (NR/BBB)
4,080,000	5.000		03/01/2033	4,166,822
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
4,955,000	4.000		06/01/2051	3,811,969
Universal Academy RB Refunding Series 2021 (NR/BBB-)
1,035,000	4.000		12/01/2040	980,302

				223,897,533

Minnesota - 0.3%

City of St. Paul Housing & Redevelopment Authority Charter School Lease RB for Higher Ground Academy Project Series 2023 (NR/BB+)
1,630,000	5.500		12/01/2057	1,696,260
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BB+)
540,000	4.000		12/01/2040	488,838
425,000	4.000		12/01/2050	358,871
Duluth Economic Development Authority Health Care Facilities RB for Essentia Health Obligated Group Series 2018A (NR/A-)
18,575,000	5.250		02/15/2058	19,105,567
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
1,365,000	4.250		02/15/2048	1,329,316
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,400,000	4.000		07/01/2036	1,297,209
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Baa1/NR)
755,000	4.000	(d)	03/01/2029	780,055
1,260,000	4.000	(d)	03/01/2032	1,301,814
685,000	4.200	(d)	03/01/2034	710,922
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
1,525,000	5.000		05/01/2032	1,529,643
2,400,000	5.000		05/01/2047	2,213,728
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000	4.000		12/01/2034	415,736
650,000	4.000		12/01/2040	597,874

				31,825,833

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Mississippi - 0.1%

Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa2/BBB+)
$4,000,000	2.375%		06/01/2044	$2,645,153
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
1,225,000	5.000	(c)	10/01/2030	1,276,275
1,530,000	5.000	(c)	10/01/2033	1,576,378
850,000	4.000	(c)	10/01/2034	792,745
700,000	4.000	(c)	10/01/2035	651,076
750,000	4.000	(c)	10/01/2036	692,048
3,000,000	4.000	(c)	10/01/2041	2,564,052

				10,197,727

Missouri - 0.5%

Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR)
545,266	5.000	(b)(c)*	04/01/2043	16,358
Branson Regional Airport Transport Development District Series 2018B & C (NR/NR)
2,752,991	5.000	(b)(c)*	04/01/2043	82,590
Cape Girardeau County IDA Health Facilities RB for Southeast HEALTH Obligated Group Series 2021 (A1/A+)
950,000	4.000		03/01/2041	957,201
2,825,000	3.000		03/01/2046	2,239,743
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (A1/A+)
1,925,000	5.000		03/01/2036	1,995,193
City of Branson Industrial Development Authority Tax Increment Refunding RB for Branson Shoppes Redevelopment Project Series 2017A (NR/NR)
2,050,000	4.000		11/01/2027	2,031,130
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
2,550,000	5.000		05/15/2041	2,593,127
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
1,065,000	5.000		09/01/2029	1,100,834
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
1,850,000	5.250		02/01/2048	1,998,307
1,130,000	5.250		02/01/2054	1,212,464
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)
4,750,000	5.250	(c)	12/01/2048	4,780,283
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
870,000	3.500		11/01/2040	814,620
2,450,000	4.250		11/01/2050	2,134,171
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)
1,000,000	5.000	(c)	04/01/2036	1,000,065
1,150,000	5.000	(c)	04/01/2046	1,093,301
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000		09/01/2038	868,658

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)

Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-) – (continued)
$2,600,000	5.000%		09/01/2048	$2,669,100
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,330,000	5.000		09/01/2033	1,354,940
Missouri Southern State University RB Series 2019 A (AGM) (NR/ AA)
400,000	3.000		10/01/2044	344,365
500,000	3.125		10/01/2049	420,552
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
1,375,000	3.125		05/01/2035	1,222,729
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
3,250,000	4.750		11/15/2047	2,809,878
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000	5.750	*	04/01/2027	350,000
Taney County IDA Sales Tax Revenue Improvement Bonds for Big Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000	6.000	(c)	10/01/2049	4,234,134
The IDA of The City of Lee’S Summit Missouri Senior Living Facilities RB John Knox Village Series 2024A (NR/NR)
4,725,000	5.000		08/15/2039	5,078,304
The IDA of The City of St. Louis Missouri Tax Increment and Special District RB Union Station Phase 2 Redevelopment Project Series 2024A (NR/NR)
2,300,000	5.750		06/15/2054	2,374,627
The Industrial Development Authority of The County of Cape Girardeau Missouri Tax Increment and Special District RB Westpark Mall Redevelopment Project Series 2024 (NR/NR)
5,600,000	5.750	(c)	05/01/2054	5,483,519
University City IDA Tax Increment Special District RB for Markets at Olive Project Series 2023A (NR/NR)
2,035,000	4.875		06/15/2036	2,093,375
5,500,000	5.500		06/15/2042	5,647,134

				59,000,702

Nevada - 0.3%

City of Henderson Local Improvement District No. T-21 Local Improvement Bonds Series 2022 (NR/NR)
685,000	3.500		09/01/2045	568,308
465,000	4.000		09/01/2051	416,730
City of Las Vegas Nevada Special Improvement District No. 613 Sunstone Phases III and IV Local Improvement Bonds Series 2024 (NR/NR)
550,000	5.500		12/01/2053	571,656
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
280,000	4.250		06/01/2037	280,218
405,000	4.375		06/01/2042	405,213
460,000	4.500		06/01/2047	460,180
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
475,000	4.000		06/01/2039	442,853
1,300,000	4.000		06/01/2044	1,145,082

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)

City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR) – (continued)
$1,290,000	4.000%		06/01/2049	$1,094,385
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
920,000	5.000		12/01/2049	909,954
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
600,000	3.000		06/01/2041	484,736
1,270,000	3.125		06/01/2051	941,527
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
325,000	4.250		06/01/2034	323,541
320,000	4.625		06/01/2043	316,745
560,000	4.625		06/01/2049	543,887
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Baa2/NR)
1,070,000	2.750	(c)	06/15/2028	1,046,317
Director of The State of Nevada Department of Business and Industry RB for Brightline West Passenger Rail Project Series 2020A-4 (NR/NR)
4,000,000	8.125	(a)(b)	01/01/2050	4,119,676
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
590,000	5.125		03/01/2025	588,760
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
2,100,000	4.000		09/01/2035	1,965,457
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/AA-)
3,700,000	4.000		07/01/2049	3,531,057
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/AA-)
700,000	5.000		07/01/2030	741,552
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000		07/01/2045	2,712,883
2,825,000	5.000		07/01/2051	2,887,923
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000	4.125	(a)(b)	03/01/2036	5,074,516
Washoe County Nevada Gas and Water Facilities Refunding RB Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000	4.125	(a)(b)	03/01/2036	3,044,710

				34,617,866

New Hampshire - 0.9%

National Finance Authority RB for Presbyterian Senior Living Project Series 2023A (NR/NR)
2,300,000	5.250		07/01/2048	2,463,432
National Finance Authority Special RB Caldwell Ranch Project Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
3,525,000	4.875	(c)	12/01/2033	3,534,738
National Finance Authority Special RB Series 2024 (NR/NR)
18,375,000	5.375	(c)	12/15/2035	18,361,276
National Finance Authority Specialty Pharmacy Limited Obligation RB University Hospitals Home Care Services Inc. Series 2024A (NR/NR)
16,505,000	5.625	(c)	12/15/2033	17,020,007
6,965,000	6.250	(c)	12/15/2038	7,304,689

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)

New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B1/B+)
$4,800,000	2.950	%(c)	04/01/2029	$4,585,368
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B3/B)
6,800,000	3.625	(a)(b)(c)	07/01/2043	5,815,010
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B3/B)
10,545,000	3.750	(a)(b)(c)	07/01/2045	9,109,512
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
12,450,000	4.000		01/01/2051	10,751,388
New Hampshire Health and Education Facilities Authority RB for Dartmouth Hitchcock Health Obligated Group 2020 A (AGM-CR) (NR/AA)
5,000,000	5.000		08/01/2059	5,777,919
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
2,150,000	5.000		08/01/2033	2,258,979
3,170,000	5.000		08/01/2035	3,325,882
2,000,000	5.000		08/01/2036	2,095,178
5,350,000	5.000		08/01/2037	5,595,803
2,935,000	5.000		08/01/2038	3,059,617
4,235,000	5.000		08/01/2039	4,399,751
1,710,000	5.000		08/01/2040	1,767,603

				107,226,152

New Jersey - 4.1%

New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750		06/15/2032	1,000,338
1,000,000	5.000		06/15/2037	1,000,269
1,000,000	5.125		06/15/2043	1,000,206
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/BB-)
500,000	5.000		07/01/2037	504,054
1,150,000	5.000		07/01/2047	1,152,311
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000	3.000		08/01/2041	5,063,294
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba3/BB-)
5,000,000	5.625		11/15/2030	5,033,382
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB-)
19,960,000	5.250		09/15/2029	19,983,040
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (Ba3/BB-)
5,000,000	5.625		11/15/2030	5,033,382
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (A2/A-)
2,470,000	5.000		06/15/2047	2,541,294

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)

New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (A2/A-)
$5,000,000	5.000%		06/15/2042	$5,174,062
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/A-)
1,000,000	5.375		01/01/2043	1,000,936
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Caa1/BB)
3,450,000	4.000		07/01/2042	2,528,593
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A1/AA)
1,110,000	3.250		07/01/2049	963,431
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology 2020 Series A (NR/BBB+)
1,710,000	5.000		07/01/2045	1,777,559
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000		07/01/2050	2,601,652
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A1/AA)
9,700,000	4.125		07/01/2038	9,723,985
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
4,960,000	4.125		07/01/2054	4,902,881
7,440,000	5.250		07/01/2054	8,284,233
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AMBAC) (A2/A-)
93,770,000	0.000	(e)	12/15/2036	60,688,225
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AGM) (A1/AA)
25,400,000	0.000	(e)	12/15/2034	17,996,825
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (A2/A-)
115,550,000	0.000	(e)	12/15/2035	78,056,024
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (A2/A-)
47,575,000	0.000	(e)	12/15/2035	32,137,736
35,245,000	0.000	(e)	12/15/2038	20,714,854
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-)
4,000,000	0.000	(e)	12/15/2026	3,750,179
1,900,000	0.000	(e)	12/15/2034	1,336,798
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (A2/A-)
15,000,000	5.000		06/15/2038	15,030,779
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A2/A-)
1,000,000	5.250		06/15/2041	1,010,828
2,500,000	5.000		06/15/2045	2,517,250
1,770,000	5.000		06/15/2046	1,781,480

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)

New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A2/A-)
$10,000,000	0.000	%(e)	12/15/2030	$8,195,450
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000	0.000	(e)	12/15/2033	8,224,295
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (A2/A-)
52,985,000	0.000	(e)	12/15/2036	34,292,051
5,470,000	0.000	(e)	12/15/2037	3,391,911
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A2/A-)
3,280,000	0.000	(e)	12/15/2033	2,397,542
1,565,000	0.000	(e)	12/15/2036	1,012,873
5,000,000	0.000	(e)	12/15/2038	2,938,694
16,175,000	0.000	(e)	12/15/2039	9,038,452
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/ A+)
1,130,000	5.000		06/15/2030	1,166,462
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A2/A-)
5,275,000	4.250		12/15/2038	5,396,412
New Jersey Transportation Trust Fund Authority RB Series 2018 (A2/A-)
3,500,000	5.000		12/15/2033	3,767,837
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A2/A-)
935,000	3.000		06/15/2050	759,591
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A2/A-)
5,000,000	4.000		06/15/2050	4,960,024
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
5,325,000	4.250		06/15/2044	5,445,413
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (A2/A-)
7,000,000	5.250		06/15/2043	7,476,995
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (A2/A-)
230,000	0.000	(e)	12/15/2032	174,387
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A2/A-)
5,200,000	4.250		06/15/2040	5,385,289
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000	4.125		01/01/2054	10,022,990
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,500,000	4.500		01/01/2048	1,559,185
3,000,000	5.250		01/01/2052	3,357,450
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.500		07/01/2058	948,920
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A3/NR)
20,000,000	5.000		01/01/2048	20,449,762

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)

South Jersey Transportation Authority Transportation System RB 2022 Series A (Baa2/BBB+)
$1,500,000	4.625%		11/01/2047	$1,545,103
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
14,070,000	5.000		06/01/2046	14,192,070
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
11,570,000	6.750	(c)	12/01/2041	7,710,792
Union County Improvement Authority Solid Waste Disposal RB Series 2019 (AMT) (NR/NR)
1,940,000	6.000	(c)	12/01/2025	1,831,427

				479,931,257

New Mexico - 0.1%

City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000		05/15/2044	508,175
1,000,000	5.000		05/15/2049	1,006,830
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
500,000	4.000		09/01/2033	515,454
375,000	4.000		09/01/2034	385,037
300,000	4.000		09/01/2035	306,397
1,200,000	4.000		09/01/2040	1,195,474
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
4,825,000	4.250	(c)	05/01/2040	4,636,431

				8,553,798

New York - 7.3%

Brooklyn Arena Local Development Corp. Pilot RB for Barclays Center Project Series 2009 (Ba1/NR)
9,610,000	0.000	(e)	07/15/2045	3,841,284
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A1/AA)
1,240,000	3.000		07/15/2043	1,000,179
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
19,300,000	5.000		07/15/2042	19,692,116
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)
5,740,000	0.000	(e)	07/15/2046	2,186,035
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
1,175,000	5.000		06/15/2052	1,197,394
950,000	5.000		06/15/2057	965,036
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
670,000	5.000		07/01/2052	682,257
505,000	5.000		07/01/2056	512,667
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
4,920,000	5.000	(c)	12/01/2051	4,574,001
1,100,000	5.000	(c)	12/01/2055	1,008,997
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,750,000	5.250		07/01/2052	2,903,289
2,000,000	5.250		07/01/2057	2,105,883

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-) – (continued)
$5,000,000	5.250%		07/01/2062	$5,247,984
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	(c)	06/15/2051	490,516
450,000	4.000	(c)	06/15/2056	364,662
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)
850,000	2.500	(c)	06/15/2031	772,270
4,965,000	5.000	(c)	06/15/2051	4,974,160
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/ NR)
6,125,000	6.500	(c)	07/01/2042	6,314,968
1,900,000	6.500	(c)	07/01/2052	1,935,453
1,850,000	6.500	(c)	07/01/2057	1,878,837
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
1,900,000	9.750	(c)	07/01/2032	1,904,720
Build NYC Resource Corporation RB for Classical Charter Schools Project Series 2023A (NR/BBB-)
800,000	4.750		06/15/2058	799,382
Build NYC Resource Corporation RB for Unity Preparatory Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000	5.500	(c)	06/15/2053	758,022
1,275,000	5.500	(c)	06/15/2063	1,323,899
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
1,100,000	4.750		06/01/2054	1,109,046
2,400,000	5.000		06/01/2064	2,438,748
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (Aa2/AA)
4,100,000	4.500		05/01/2049	4,226,295
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000	4.125		03/01/2054	9,960,977
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000	4.000		03/01/2050	5,189,997
County of Westchester Industrial Development Agency Special Facility RB Million Air Two LLC General Aviation Facilities Project Series 2017A (Tax-Exempt-AMT) (NR/NR)
2,650,000	7.000	(c)	06/01/2046	2,775,148
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2024A (Tax-Exempt) (Aa1/NR)
16,565,000	4.000		03/15/2054	15,992,017
Dutchess County Local Development Corp. RB for Health QuestSystems, Inc. Project Series 2016B (Baa3/BBB)
18,375,000	5.000		07/01/2046	18,544,559
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BBB-)
1,000,000	5.000		07/01/2040	1,050,124
2,565,000	5.000		07/01/2045	2,658,384
5,775,000	5.000		07/01/2051	5,931,057
Empire State Development New York State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000	3.000		03/15/2050	1,417,579

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
$66,000,000	0.000	%(c)(e)	06/01/2060	$3,312,566
Hempstead town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
900,000	5.000		07/01/2033	926,202
850,000	5.000		07/01/2035	871,062
670,000	5.000		07/01/2036	685,416
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
5,060,000	5.250		07/01/2056	4,562,048
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/A-)
625,000	5.000		11/15/2027	644,512
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/A-)
7,950,000	4.750		11/15/2045	8,238,389
2,000,000	5.000		11/15/2050	2,097,474
2,000,000	5.250		11/15/2055	2,115,957
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/A-)
5,285,000	4.000		11/15/2050	5,139,926
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/A-)
950,000	4.000		11/15/2035	965,327
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A3/A-)
650,000	0.000	(e)	11/15/2040	331,413
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (BAM) (A3/AA)
27,600,000	4.000		11/15/2048	27,341,965
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (A3/A-)
16,330,000	5.250		11/15/2049	17,953,982
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/A-)
735,000	5.000		11/15/2029	765,375
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000	4.000		11/15/2048	1,754,909
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020A-1 (A3/A-)
4,435,000	4.000		11/15/2040	4,488,479
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/A-)
5,000,000	5.000		11/15/2045	5,301,826
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000	4.000		11/15/2050	9,880,565
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A3/A-)
550,000	5.250		11/15/2028	563,755
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/A-)
4,415,000	4.000		11/15/2045	4,370,224
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
202,665,000	0.000	(e)	06/01/2060	13,851,241

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
$2,000,000	4.500%		02/15/2048	$1,993,945
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
13,815,000	3.000		01/01/2046	11,427,156
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000		03/01/2049	1,521,777
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000	3.000		03/01/2049	13,113,352
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax Exempt Bonds (Aa1/AAA)
5,000,000	4.000		05/01/2053	4,939,607
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000	0.000	(e)	06/01/2060	11,799,191
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
6,250,000	5.150	(c)	11/15/2034	6,258,126
21,095,000	5.375	(c)	11/15/2040	21,119,842
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
29,525,000	7.250	(c)	11/15/2044	29,583,524
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
42,270,000	5.000	(c)	11/15/2044	42,296,165
New York Liberty Development Corp. Revenue Refunding Bonds for World Trade Center Project Series 2021A (BAM-TCRS) (NR/AA)
10,585,000	3.000		11/15/2051	8,465,515
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A1/NR)
1,350,000	2.625		09/15/2069	1,265,669
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa1/NR)
1,430,000	2.800		09/15/2069	1,318,993
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
150,000	3.560		07/01/2026	147,579
150,000	3.670		07/01/2027	146,665
60,000	3.760		07/01/2028	58,124
300,000	3.820		07/01/2029	288,067
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
715,000	4.000		07/01/2031	690,525
870,000	4.000		07/01/2032	831,974
925,000	4.000		07/01/2033	876,927
845,000	4.000		07/01/2035	784,888
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A1/AA)
8,480,000	3.000		09/01/2050	6,714,834
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
3,160,000	4.000		09/01/2045	2,998,408
2,325,000	4.000		09/01/2050	2,142,628

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York State Dormitory Authority Revenues Non State Supported Debt Series 2022 1- A (NR/AA-)
$8,000,000	4.000%		07/01/2051	$7,932,834
New York State Dormitory Authority State Personal Income Tax Revenue General Purpose Bonds 2020A (Aa1/NR)
1,695,000	4.000		03/15/2043	1,705,228
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000	2.875	(a)(b)(c)	12/01/2044	1,594,202
New York State Environmental Facilities Corporation Solid Waste Disposal RB for Casella Waste Systems, Inc. Project Series 2020R-2 (B1/B+)
2,475,000	5.125	(a)(b)(c)	09/01/2050	2,603,471
New York State Thruway Authority General RB Series P (Aa3/A+)
2,070,000	5.000		01/01/2049	2,287,146
2,135,000	5.250		01/01/2054	2,389,900
New York State Thruway Authority New York State Personal Income Tax Revenue Green Bonds, Series 2022C (Climate Bond Certified) (NR/AA+)
5,000,000	5.000		03/15/2054	5,406,025
New York State Urban Development Corporation State Personal Income Tax RB (General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
18,900,000	5.000		03/15/2058	20,567,228
30,000,000	5.000		03/15/2063	32,527,998
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
975,000	4.000		12/01/2040	993,392
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa3/NR)
1,315,000	5.000		01/01/2031	1,362,707
4,665,000	5.000		01/01/2033	4,821,643
2,075,000	5.000		01/01/2034	2,142,277
10,465,000	4.000		01/01/2036	10,465,696
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
7,150,000	5.000		01/01/2036	7,361,611
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa3/NR)
9,000,000	4.000		10/01/2030	9,079,325
7,580,000	5.000		10/01/2035	8,001,932
12,975,000	5.000		10/01/2040	13,459,728
5,405,000	4.375		10/01/2045	5,289,098
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
10,000,000	4.000		04/30/2053	8,825,547
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
700,000	4.000		12/01/2039	693,739
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
7,590,000	5.000		07/01/2041	7,589,951
8,500,000	5.000		07/01/2046	8,500,070
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
22,935,000	5.250		01/01/2050	22,936,044

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa2/NR)
$10,000,000	4.000%		07/01/2046	$9,354,141
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
3,425,000	6.000		06/30/2054	3,742,588
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project (AMT) (Baa3/NR)
6,115,000	5.500		06/30/2054	6,577,647
New York Transportation Development Corp. Special Facilities RB Series 2024 John F. Kennedy International Airport New Terminal One Project Green Bonds (Baa3/NR)
17,250,000	5.000		06/30/2060	17,709,188
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa2/NR)
2,500,000	4.000		07/01/2033	2,500,079
2,500,000	4.000		07/01/2041	2,424,773
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
6,485,000	5.250		08/01/2031	6,942,013
9,565,000	5.375		08/01/2036	10,256,833
New York Transportation Development Corporation Special Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia Airport Terminals C&D Redevelopment Project) (Baa3/BB+)
6,875,000	5.625		04/01/2040	7,470,728
New York Transportation Development Corporation Special Facilities RB, Series 2023 (JFK International Airport New Terminal One Project) (Green Bonds) (Baa3/AA)
17,110,000	5.375		06/30/2060	17,874,947
Oneida County Local Development Corp. RB Mohawk Valley Health System Project Series 2019 (Tax-Exempt) (AGM) (NR/AA)
420,000	4.000		12/01/2032	425,730
710,000	4.000		12/01/2033	718,644
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
910,000	4.000		12/01/2038	910,410
1,470,000	3.000		12/01/2039	1,235,616
980,000	3.000		12/01/2040	811,235
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
405,000	4.000		07/01/2039	360,837
4,835,000	3.000		07/01/2044	3,456,065
Oneida Indian Nation Tax RB Series 2024B (Federally Tax-Exempt) (NR/NR)
2,300,000	6.000	(c)	09/01/2043	2,554,324
Onondaga Civic Development Corp. New York Tax-Exempt RR Bonds Crouse Health Hospital Inc. Project Series 2024A (NR/NR)
900,000	5.125		08/01/2044	924,092
900,000	5.375		08/01/2054	932,435
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
1,850,000	5.250		08/01/2047	2,007,248

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)

Port Authority of New York Consolidated Bonds 234th Series (Aa3/ AA-) – (continued)
$2,300,000	5.500%		08/01/2052	$2,522,887
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
6,510,000	4.250		05/01/2052	6,501,335
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO RB Series 2024 (NR/NR)
13,800,000	5.750		12/01/2044	14,488,494
13,800,000	6.000		12/01/2053	14,550,709
The Orange County Funding Corporation Tax-Exempt RB Mount Saint Mary College Project Series 2012A (NR/NR)
670,000	5.000		07/01/2042	612,518
Town of Hempstead Local Development Corp. Education RB for Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000	5.500		06/15/2057	5,380,967
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Green Bonds Series 2024A (NR/AA+)
48,695,000	5.000		05/15/2054	53,336,715
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000	4.250		05/15/2058	10,066,400
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries 2024A-1 (NR/AA+)
15,000,000	4.125		05/15/2064	14,678,152
Westchester County Local Development Corp. RB Series 2016 (B1/BBB-)
900,000	5.000		11/01/2033	899,994
1,415,000	5.000		11/01/2034	1,413,176
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (B1/BBB-)
725,000	5.000		11/01/2030	726,621
5,845,000	5.000		11/01/2046	5,652,616
Westchester County Local Development Corporation RB, Series 2023 (Westchester Medical Center Obligated Group Project) (NR/BBB-)
900,000	6.250		11/01/2052	1,032,516
Western Regional off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)
1,785,000	4.125	(c)	12/01/2041	1,659,177
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000		10/15/2039	487,228
1,180,000	5.000		10/15/2049	1,188,265
1,225,000	5.000		10/15/2054	1,230,320
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
2,820,000	5.000		10/15/2040	2,910,046
1,325,000	5.000		10/15/2050	1,341,410

				854,079,947

North Carolina - 0.4%

Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
4,565,000	5.500		07/01/2047	5,019,102
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
6,740,000	5.250		07/01/2053	7,285,506

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)

North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
$3,345,000	5.000%		12/31/2037	$3,369,638
North Carolina Department of Transportation Tax Exempt Private Activity RB Series 2015 (NR/NR)
5,000,000	5.000		06/30/2054	5,010,296
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000		09/01/2046	330,637
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000		03/01/2041	943,262
6,025,000	4.000		03/01/2051	5,256,885
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
1,400,000	5.000		10/01/2045	1,417,942
3,260,000	5.000		10/01/2050	3,274,753
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
2,000,000	3.000		07/01/2045	1,674,714
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000		07/01/2039	1,393,334
1,650,000	5.000		07/01/2039	1,679,731
1,035,000	4.000		07/01/2044	908,118
1,160,000	5.000		07/01/2044	1,165,653
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Series 2024A (NR/NR)
1,460,000	5.000		10/01/2049	1,526,422
2,745,000	5.125		10/01/2054	2,873,550

				43,129,543

North Dakota - 0.0%

City of Grand Forks Health Care System RB for Altru Health System Series 2021 (AGM) (A1/AA)
1,925,000	3.000		12/01/2051	1,490,393
City of Horace North Dakota Temporary Refunding Improvement Bonds Series 2024B (Baa3/NR)
2,250,000	4.850		08/01/2026	2,259,312

				3,749,705

Ohio - 4.2%

Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
8,200,000	3.000		06/01/2048	6,359,970
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
145,785,000	5.000		06/01/2055	137,113,737
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
336,480,000	0.000	(e)	06/01/2057	32,017,317
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
3,330,000	4.000		06/01/2048	3,107,533

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
$2,400,000	5.250%		11/01/2037	$2,426,796
1,000,000	5.250		11/01/2047	978,744
2,320,000	5.250		11/01/2050	2,239,420
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB-)
22,500,000	5.375		09/15/2027	22,513,552
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)
2,490,000	4.500	(c)	12/01/2055	2,219,688
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/ BB)
1,345,000	4.000	(c)	12/01/2055	1,153,004
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
6,425,000	7.000	(c)	07/01/2053	6,687,565
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
1,505,000	5.000		05/15/2032	1,522,812
2,775,000	5.375		05/15/2037	2,862,432
3,910,000	5.500		05/15/2042	3,977,377
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
2,400,000	4.000		09/01/2040	2,175,068
825,000	4.000		09/01/2045	703,831
1,075,000	5.000		09/01/2049	1,022,339
County of Franklin Health Care Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
4,600,000	5.250		07/01/2041	4,866,719
12,065,000	5.500		07/01/2041	13,018,852
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
12,520,000	5.250		11/15/2055	12,497,281
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2015B (Ba2/BB)
1,470,000	4.000		11/15/2045	1,337,578
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
50,060,000	5.250		11/15/2048	51,133,522
County of Summit Green Local School District Improvement Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000	5.500		11/01/2059	4,565,732
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB)
9,110,000	5.250		02/15/2047	9,297,340
3,450,000	5.000		02/15/2057	3,484,341
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa2/BBB)
29,500,000	8.223		02/15/2040	34,050,809
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa2/BBB)
7,520,000	5.000		02/15/2042	7,639,979
7,500,000	4.750		02/15/2047	7,523,598

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
$13,400,000	5.000%		12/01/2051	$13,481,528
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
2,000,000	5.000		01/01/2042	2,000,095
1,610,000	5.000		01/01/2046	1,609,872
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba2/BB+)
10,050,000	5.000		02/15/2048	10,004,504
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa1/NR)
450,000	3.000		12/01/2040	378,860
200,000	4.000		12/01/2045	188,053
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (NR/NR)
10,610,000	4.500	(c)	01/15/2048	10,657,916
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,935,000	3.750	(c)	01/15/2028	1,934,481
4,230,000	4.250	(c)	01/15/2038	4,270,617
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
4,790,000	5.000		12/01/2050	4,796,721
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000	5.000		01/15/2050	10,535,861
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)
1,075,000	5.000	(c)	12/01/2033	1,076,597
2,085,000	5.000	(c)	12/01/2038	2,068,817
5,000,000	5.000	(c)	12/01/2048	4,775,113
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A2/A)
2,000,000	3.000		01/15/2045	1,606,466
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
2,750,000	4.375	(a)(b)	06/15/2056	2,725,527
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
2,000,000	5.125		12/01/2055	2,053,698
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
2,090,000	4.250	(c)	12/01/2050	1,929,111
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000	5.000		12/01/2046	4,177,440
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,800,000	6.000		09/01/2047	1,887,353
3,225,000	6.000		09/01/2052	3,361,036
State of Ohio Hospital RB for University Hospital Health System Series 2021A (A2/A)
22,915,000	4.000		01/15/2046	22,407,050
State of Ohio Hospital RB Series 2020A (A2/A)
3,000,000	4.000		01/15/2050	2,827,685
toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
1,475,000	4.000		01/01/2043	1,450,756
950,000	4.000		01/01/2046	915,952

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)

toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR) – (continued)
$950,000	4.000%		01/01/2051	$897,132
2,520,000	4.000		01/01/2057	2,343,944

				494,859,121

Oklahoma - 0.8%

Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Ba1/BBB-)
1,075,000	4.000		09/01/2045	917,113
Oklahoma County Finance Authority Charter School Lease RB Astec Project Series 2024 (NR/NR)
900,000	6.000	(c)	06/15/2044	932,526
1,550,000	6.250	(c)	06/15/2054	1,600,726
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba3/BB)
31,535,000	5.500		08/15/2057	32,540,963
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000	4.000		08/15/2052	2,197,666
2,000,000	4.125		08/15/2057	1,875,488
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba3/BB)
2,050,000	5.250		08/15/2048	2,103,928
8,005,000	5.500		08/15/2052	8,280,931
Oklahoma Water Resources Board Revolving Fund RB for Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
1,000,000	4.000		04/01/2048	1,003,055
4,000,000	4.125		04/01/2053	3,994,925
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)
7,130,000	4.375	(c)	12/01/2041	6,711,521
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000	5.500		12/01/2035	4,688,889
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
25,675,000	5.500		12/01/2035	25,723,764
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (NR/B+)
5,670,000	5.000	(a)(b)	06/01/2035	5,713,103

				98,284,598

Oregon - 0.1%

Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250		11/15/2050	130,876
225,000	5.375		11/15/2055	226,674
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for Samaritan Health Services Project 2020 Series A (NR/BBB+)
270,000	5.000		10/01/2028	284,700
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000	4.000		07/01/2047	2,332,083
The Hospital Facilities Authority of The City of Astoria Oregon RB Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,175,000	5.250		08/01/2054	5,542,105

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)

Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
$1,825,000	5.000%		11/15/2051	$1,594,665

				10,111,103

Pennsylvania - 3.1%

Allegheny County Airport Authority Airport RB Series 2021A (AMT) (A2/NR)
3,000,000	5.000		01/01/2056	3,112,511
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A USD (NR/A)
32,000,000	4.000		04/01/2044	30,743,306
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (NR/BB)
1,225,000	4.000		06/15/2041	1,106,404
975,000	4.000		06/15/2051	819,291
1,070,000	4.000		06/15/2056	878,486
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
3,150,000	5.125		05/01/2030	3,438,153
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB Series 2024A (NR/NR)
1,175,000	5.250	(c)	05/01/2042	1,214,540
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB for City Center Project Series 2022 (NR/NR)
6,075,000	5.250	(c)	05/01/2042	6,166,896
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB Series 2024B (NR/NR)
2,900,000	6.000	(c)	05/01/2042	3,078,362
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Project Series 2024 (Ba3/ NR)
7,750,000	5.000	(c)	05/01/2042	7,991,297
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)
150,000	5.000	(c)	05/01/2027	155,085
1,400,000	5.000	(c)	05/01/2032	1,429,289
15,735,000	5.000	(c)	05/01/2042	15,830,049
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)
1,000,000	5.000	(c)	05/01/2033	1,026,531
3,000,000	5.000	(c)	05/01/2042	3,029,531
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (NR/BB-)
11,200,000	4.000		07/01/2051	9,471,860
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB-)
4,005,000	5.000		07/01/2054	3,966,773
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000	5.000		10/01/2037	1,288,836
Cheltenham Township IDA Arcadia University RB Series of 2024 (NR/BBB-)
5,100,000	5.000		04/01/2044	5,162,544

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

Cheltenham Township IDA Arcadia University RB Series of 2024 (NR/BBB-) – (continued)
$1,800,000	5.750%		04/01/2054	$1,851,162
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)
2,850,000	6.000	(c)	10/15/2052	3,011,360
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba2/NR)
500,000	5.000		08/01/2035	500,112
1,000,000	5.000		08/01/2045	989,593
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
2,325,000	4.000		06/01/2039	2,341,529
Cumberland County Municipal Authority RB Series 2015 (NR/NR)
745,000	5.000		01/01/2038	745,978
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB-)
5,100,000	5.875	(c)	10/15/2040	4,197,917
17,325,000	6.250	(c)	10/15/2053	13,562,308
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/ BB-)
950,000	5.000	(c)	10/15/2034	795,780
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
2,375,000	5.375	(c)	07/01/2039	2,602,586
Doylestown Hospital Authority Commonwealth of Pennsylvania Hospital RB 2013 Series A (B3/CCC)
2,000,000	5.000		07/01/2025	2,001,384
2,095,000	5.000		07/01/2026	2,096,711
555,000	5.000		07/01/2027	555,488
1,000,000	5.000		07/01/2028	1,000,956
Doylestown Hospital Authority RB Series 2016A (B3/NR)
180,000	4.000	(d)	07/01/2045	190,538
Doylestown Hospital Authority RB Series 2016A (B3/B+)
445,000	5.000		07/01/2041	451,196
1,620,000	4.000		07/01/2045	1,544,430
1,340,000	5.000		07/01/2046	1,354,593
Doylestown Hospital Authority RB Series 2019A (NR/NR)
105,000	5.000	(d)	07/01/2041	109,194
310,000	5.000	(d)	07/01/2046	322,382
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000		12/01/2043	1,099,655
900,000	5.000		12/01/2048	876,298
1,750,000	5.000		12/01/2053	1,671,858
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (WR/AA-) (3M USD LIBOR + 0.77%)
52,950,000	4.461	(f)	05/01/2037	49,966,379
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000		03/01/2045	676,881
Latrobe Industrial Development Authority RB for Seton Hill University Series of 2021 (NR/BBB-)
285,000	5.000		03/01/2032	298,319

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
$450,000	4.000%		03/01/2035	$433,651
465,000	4.000		03/01/2036	444,005
275,000	4.000		03/01/2037	260,571
335,000	4.000		03/01/2039	309,729
250,000	4.000		03/01/2040	228,279
250,000	4.000		03/01/2041	225,558
625,000	4.000		03/01/2046	542,974
675,000	4.000		03/01/2051	564,389
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
3,420,000	5.250		07/01/2044	3,434,605
Mercer County Industrial Development Authority College RB for Thiel College Project Series 2020 (NR/NR)
4,110,000	6.125	(c)	10/01/2050	3,074,402
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000		11/01/2044	1,798,086
2,100,000	5.000		11/01/2049	1,938,636
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB)
945,000	5.000		05/01/2044	939,421
1,245,000	5.000		05/01/2049	1,215,604
Pennsylvania Economic Development Financing Authority Exempt Facilities RR Bonds Series 2009B (B3/BB-)
3,675,000	5.250	(a)(b)	12/01/2038	3,744,639
Pennsylvania Economic Development Financing Authority Exempt Facilities RR Bonds Series 2009C (B3/BB-)
6,450,000	5.250	(a)(b)	12/01/2037	6,572,730
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000	5.250		07/01/2049	1,978,254
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000	5.000		07/01/2042	2,942,512
2,300,000	5.250		07/01/2046	2,471,733
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,250,000	4.000		07/01/2046	2,160,666
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
1,375,000	5.250		06/30/2053	1,453,863
6,825,000	6.000		06/30/2061	7,712,698
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
5,000,000	5.000		12/31/2057	5,259,330
Pennsylvania Higher Educational Facilities Authority La Salle University RB Series 2012 (NR/BB-)
2,695,000	5.000		05/01/2037	2,290,944

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)
(3M USD LIBOR + 0.60%)
$4,505,000	4.347	%(f)	07/01/2027	$4,463,721
(3M USD LIBOR + 0.65%)
10,850,000	4.393	(f)	07/01/2039	10,098,784
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB-)
5,645,000	5.000		05/01/2042	4,539,524
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
365,000	5.000		07/01/2031	366,090
400,000	5.000		07/01/2035	394,473
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
1,705,000	5.250		06/15/2052	1,732,463
Philadelphia Authority for Industrial Development Charter School RB for Tacony Academy Charter School Project Series 2023 (NR/BB+)
1,150,000	5.375	(c)	06/15/2038	1,201,998
1,600,000	5.500	(c)	06/15/2043	1,656,704
Philadelphia Authority For Industrial Development La Salle University RB Series 2017 (NR/BB-)
3,480,000	4.000		05/01/2042	2,447,871
Philadelphia Authority For Industrial Development La Salle University RB Series 2024 (NR/BB-)
18,735,000	6.250	(c)	05/01/2042	18,195,606
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000		06/15/2050	2,107,131
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
310,000	5.000		08/01/2040	318,754
1,075,000	5.000		08/01/2050	1,098,992
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
3,000,000	5.000		07/01/2034	3,057,543
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
4,490,000	5.000		07/01/2032	4,587,880
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
1,820,000	5.000		11/15/2028	1,821,027
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
2,325,000	5.000		01/01/2038	2,366,651
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (Baa3/NR)
1,100,000	5.000		01/01/2035	1,125,298
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
475,000	5.000		10/01/2039	464,705
1,125,000	5.000		10/01/2049	1,032,503

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)

The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/CC)
$8,997,800	7.000%		06/30/2039	$8,188,602
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
10,459,233	0.000	(h)	06/30/2044	6,668,380
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/CC)
4,730,000	0.000	(h)	06/30/2044	2,458,142
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
4,178,000	8.000		06/30/2034	4,271,396
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
2,084,000	6.000		06/30/2034	2,264,463
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
20,938,000	5.000		06/30/2039	20,728,643
The Berks County Municipal Authority RB for Tower Health Project Series 2024B-1 (NR/NR)
209,000	8.000		06/30/2034	208,997
The Berks County Municipal Authority RB for Tower Health Project Series 2024B-2 (NR/NR)
104,000	6.000		06/30/2034	113,006
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022A (NR/NR)
4,485,000	6.250	(c)	07/01/2057	4,516,952
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
765,000	5.000		07/01/2028	773,298
1,000,000	5.000		07/01/2035	1,006,822
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa3/NR)
1,400,000	4.000		07/01/2037	1,307,966
Westmoreland County Industrial Development Authority Tax Exempt RB for Excela Health Project Series 2020A (Baa2/ NR) (Baa3/NR)
620,000	5.000		07/01/2028	647,358

				362,953,353

Puerto Rico - 9.4%

GDB Debt Recovery Authority Bonds (NR/NR)
19,320,760	7.500		08/20/2040	18,789,439
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542	5.250		07/01/2038	3,920,628
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
7,950,000	5.000	(c)	07/01/2035	8,343,533
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
9,270,000	5.000	(c)	07/01/2037	9,844,725
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
42,415,000	5.000	(c)	07/01/2047	43,402,854
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)
9,400,000	3.500	(c)	07/01/2026	8,974,314

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)

Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR) – (continued)
$9,400,000	3.750	%(c)	07/01/2027	$8,807,437
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)
2,000,000	4.000	(c)	07/01/2042	1,917,397
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)
2,500,000	4.000	(c)	07/01/2042	2,396,746
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)
495,000	5.000	(c)	07/01/2025	498,386
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000	5.000	(c)	07/01/2037	1,091,960
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
33,370,000	4.000	(c)	07/01/2042	31,991,766
Puerto Rico Commonwealth GO Bonds (NR/NR)
55,669,260	0.000	(b)(h)(j)	11/01/2043	35,837,086
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
30,513,687	0.000	(b)(h)(j)	11/01/2051	16,668,101
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
38,246,940	0.000	(b)(h)(j)	11/01/2051	25,003,937
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047	0.000	(b)(h)(j)	11/01/2051	648,885
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
9,811,379	5.625		07/01/2029	10,594,190
16,610,960	5.750		07/01/2031	18,470,331
61,106,206	0.000	(e)	07/01/2033	41,475,031
3,435,196	4.000		07/01/2033	3,438,132
7,201,113	4.000		07/01/2035	7,185,381
10,253,482	4.000		07/01/2037	10,174,519
19,508,950	4.000		07/01/2041	18,848,072
51,667,776	4.000		07/01/2046	48,738,673
Puerto Rico Electric Power Authority Power RB Series 2012A (WR/NR)
1,905,000	4.800	*	07/01/2029	1,023,938
31,935,000	5.000	*	07/01/2042	17,165,062
Puerto Rico Electric Power Authority Power RB Series 2013A (WR/NR)
715,000	7.250	*	07/01/2030	384,313
6,760,000	7.000	*	07/01/2033	3,633,500
14,065,000	6.750	*	07/01/2036	7,559,937
6,190,000	7.000	*	07/01/2040	3,327,125
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950	10.000	*	07/01/2022	902,436
Puerto Rico Electric Power Authority Power RB Series A-4 (NR/NR)
747,236	10.000	*	07/01/2019	401,639
Puerto Rico Electric Power Authority Power RB Series AAA (WR/NR)
130,000	5.250	*	07/01/2023	69,875
3,420,000	5.250	*	07/01/2031	1,838,250
Puerto Rico Electric Power Authority Power RB Series B-4 (NR/NR)
747,235	10.000	*	07/01/2019	401,639

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)

Puerto Rico Electric Power Authority Power RB Series BBB (WR/NR)
$90,000	5.400	%*	07/01/2028	$48,375
Puerto Rico Electric Power Authority Power RB Series CCC (WR/NR)
80,000	5.000	*	07/01/2022	43,000
90,000	4.250	*	07/01/2023	48,375
60,000	4.500	*	07/01/2023	32,250
50,000	4.600	*	07/01/2024	26,875
210,000	4.625	*	07/01/2025	112,875
900,000	5.000	*	07/01/2025	483,750
25,000	5.000	*	07/01/2026	13,438
10,000,000	5.250	*	07/01/2026	5,375,000
65,000	4.800	*	07/01/2027	34,937
4,980,000	5.000	*	07/01/2028	2,676,750
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)
5,036,850	10.000	*	01/01/2021	2,707,307
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)
5,036,850	10.000	*	07/01/2021	2,707,307
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)
1,678,950	10.000	*	01/01/2022	902,436
Puerto Rico Electric Power Authority Power RB Series EEE (WR/NR)
1,175,000	5.950	*	07/01/2030	631,563
4,620,000	6.050	*	07/01/2032	2,483,250
115,000	6.250	*	07/01/2040	61,812
Puerto Rico Electric Power Authority Power RB Series SS (WR/ NR)
130,000	4.625	*	07/01/2030	69,875
Puerto Rico Electric Power Authority Power RB Series TT (WR/NR)
300,000	4.200	*	07/01/2019	161,250
700,000	5.000	*	07/01/2025	376,250
9,895,000	5.000	*	07/01/2032	5,318,562
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
1,250,000	5.250		07/01/2032	1,241,976
Puerto Rico Electric Power Authority Power RB Series WW (WR/NR)
2,000,000	5.500	*	07/01/2020	1,075,000
3,765,000	5.250	*	07/01/2033	2,023,687
16,115,000	5.500	*	07/01/2038	8,661,813
Puerto Rico Electric Power Authority Power RB Series XX (WR/NR)
20,000	4.875	*	07/01/2027	10,750
42,715,000	5.250	*	07/01/2040	22,959,313
Puerto Rico Electric Power Authority Power RB Series YY (WR/NR)
2,460,000	6.125	*	07/01/2040	1,322,250
Puerto Rico Electric Power Authority Power RB Series ZZ (WR/NR)
65,000	3.700	*	07/01/2017	34,937
1,230,000	5.000	*	07/01/2017	661,125
145,000	4.250	*	07/01/2018	77,937
3,130,000	5.000	*	07/01/2019	1,682,375
260,000	4.250	*	07/01/2020	139,750

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)

Puerto Rico Electric Power Authority Power RB Series ZZ (WR/NR) – (continued)
$25,000	5.250	%*	07/01/2020	$13,438
80,000	4.375	*	07/01/2021	43,000
100,000	4.375	*	07/01/2022	53,750
65,000	5.000	*	07/01/2022	34,938
190,000	4.500	*	07/01/2023	102,125
135,000	4.625	*	07/01/2025	72,562
1,575,000	5.250	*	07/01/2026	846,563
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds Series DDD (WR/NR)
215,000	3.300	*	07/01/2019	115,562
80,000	3.500	*	07/01/2020	43,000
155,000	3.625	*	07/01/2021	83,313
60,000	3.750	*	07/01/2022	32,250
730,000	3.875	*	07/01/2023	392,375
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA) (3M USD LIBOR + 0.52%)
52,372,000	4.263	(f)	07/01/2029	50,431,596
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (WR/NR)
126,000	5.000	*	07/01/2024	67,725
Puerto Rico Electric Power Authority RB Series 2010 AAA (WR/NR)
1,489,000	5.250	*	07/01/2027	800,337
2,119,000	5.250	*	07/01/2028	1,138,963
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
5,135,000	5.000	*	07/01/2037	2,760,062
Puerto Rico Electric Power Authority RB Series WW (WR/NR)
4,625,000	5.000	*	07/01/2028	2,485,938

Puerto Rico Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority Dock and Wharf RB (Forward Delivery) Series 2023A-1, Series A-2 and A-3 And Series 2023B (NR/BBB-)

1,355,000	6.500		01/01/2042	1,610,252
6,375,000	6.750		01/01/2045	7,623,437
Puerto Rico Industrial Tourist, Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
2,750,000	6.500		01/01/2041	3,280,232
820,000	6.500		01/01/2042	974,470
2,300,000	6.750		01/01/2046	2,750,416
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000	0.000	(e)	07/01/2029	9,208
4,301,000	0.000	(e)	07/01/2031	3,317,101
5,295,000	0.000	(e)	07/01/2033	3,746,399
373,971,000	0.000	(e)	07/01/2046	126,226,357
206,225,000	0.000	(e)	07/01/2051	50,584,332
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
108,671,000	4.329		07/01/2040	108,445,247
562,000	4.536		07/01/2053	556,119
13,175,000	4.784		07/01/2058	13,203,869
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500		07/01/2034	3,946,289

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)

Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR) – (continued)
$54,641,000	4.750%		07/01/2053	$54,783,094
180,275,000	5.000		07/01/2058	182,055,269

				1,100,604,975

Rhode Island - 0.6%

Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
21,500,000	5.250		05/15/2054	23,204,211
Rhode Island Health and Educational Building Corporation Public Schools Financing RB for Town of Cumberland Issue Series 2023 A (NR/AA+)
10,000,000	4.125		05/15/2053	9,775,686
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (Non-AMT) (GNMA COLL) (Aa1/AA+)
7,290,000	4.600		10/01/2049	7,370,926
tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)
124,220,000	0.000	(e)	06/01/2052	21,507,575
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds Series 2015B (NR/NR)
2,750,000	5.000		06/01/2050	2,759,776

				64,618,174

South Carolina - 0.4%

Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,520,000	6.875		11/01/2035	2,522,801
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
6,160,000	5.250	(c)	06/15/2052	6,122,810
5,615,000	5.250	(c)	06/15/2057	5,501,734
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
6,925,000	4.500		11/01/2054	7,055,567
4,550,000	5.500		11/01/2054	5,135,900
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
2,150,000	5.000		11/15/2047	2,208,484
South Carolina Public Service Authority Revenue Obligations 2015 Tax Exempt Series E (NR/A-)
5,000,000	5.250		12/01/2055	5,041,524
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (AGM) (A1/AA)
9,000,000	5.000		12/01/2052	9,612,354
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
2,000,000	3.000		04/15/2049	1,566,592
State of South Carolina Public Service Authority Revenue Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000	4.000		12/01/2052	4,864,681

				49,632,447

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
South Dakota - 0.0%

County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
$1,050,000	4.000%		08/01/2056	$894,760
1,450,000	4.000		08/01/2061	1,212,422

				2,107,182

Tennessee - 0.3%

City of Chattanooga Health, Educational & Housing Board RB for Commonspirit Health Series 2019A-2 (A3/A-)
4,750,000	5.000		08/01/2049	4,922,622
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,230,000	4.000		07/01/2040	1,209,246
Health, Educational and Housing Facility Board of The County of Knox Student Housing RB Series 2024A-1 (Tax-Exempt) (BAM) (NR/AA)
2,000,000	5.500		07/01/2059	2,187,758
4,000,000	5.000		07/01/2064	4,170,847
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)
1,150,000	4.000	(c)	06/01/2051	1,008,186
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)
2,825,000	0.000	(c)(e)	06/01/2043	1,173,319
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750		07/01/2027	89,448
4,100,000	5.625		01/01/2046	2,855,302
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
335,000	5.000		10/01/2029	349,477
410,000	5.000		10/01/2039	424,332
500,000	5.000		10/01/2048	507,393
Metropolitan Nashville Airport Authority Airport Subordinate RB Series 2022B (AMT) (A2/NR)
6,950,000	5.000		07/01/2054	7,235,325
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000	5.125	(c)	06/01/2036	871,207
The Health, Educational and Housing Facility Board of The County of Shelby Tennessee Student Housing RB Madrone Memphis Student Housing I LLC - University of Memphis Project Series 2024A-1 (NR/BB+)
900,000	5.000	(c)	06/01/2044	936,983
2,025,000	5.250	(c)	06/01/2056	2,112,033

				30,053,478

Texas - 8.2%

Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)
400,000	4.625	(c)	09/01/2028	406,819
2,340,000	5.125	(c)	09/01/2038	2,371,704
2,580,000	5.250	(c)	09/01/2047	2,608,905
Arlington Higher Education Finance Corp. Education RB for Basis Texas Charter Schools Inc. Series 2024 (Ba2/NR)
970,000	4.875	(c)	06/15/2054	973,437

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Arlington Higher Education Finance Corp. Education RB for Basis Texas Charter Schools Inc. Series 2024 (Ba2/NR) – (continued)
$900,000	4.875	%(c)	06/15/2059	$902,056
1,100,000	5.000	(c)	06/15/2064	1,103,194
Arlington Higher Education Finance Corp. Education RB for Great Hearts America - Texas Series 2024A (Baa3/NR)
1,100,000	5.000		08/15/2054	1,101,852
Arlington Higher Education Finance Corp. Education RB for Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
10,500,000	4.000		02/15/2054	10,312,690
Arlington Higher Education Finance Corp. Education RB for Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000	6.750	(c)	02/15/2062	5,714,330
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,495,000	5.625		08/15/2052	1,456,688
1,780,000	5.750		08/15/2057	1,751,145
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
305,000	4.000		08/15/2036	291,226
560,000	4.000		08/15/2041	507,239
810,000	4.000		08/15/2046	706,758
Arlington Higher Education Finance Corporation Education RB for Basis Texas Charter Schools Series 2023 (Ba2/NR)
2,285,000	4.875	(a)(b)(c)	06/15/2056	2,318,111
Aubrey Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (Aaa/AAA)
5,000,000	4.000		02/15/2052	4,867,863
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000		01/01/2029	1,510,998
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RR Bonds, Series 2017A (NR/BB+)
450,000	5.000		01/01/2032	457,077
450,000	5.000		01/01/2033	456,753
Bastrop County Special Assessment for Double Eagle Ranch Public Improvement District Area One Project RB Series 2023 (NR/NR)
900,000	5.375	(c)	09/01/2053	922,393
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
3,575,000	5.250		12/01/2035	3,582,092
2,435,000	5.000		12/01/2040	2,366,037
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities RB for Aleon Renewable Metals Project (NR/NR)
6,600,000	10.000	(a)(b)(c)	06/01/2042	6,648,831
Caddo Mills Independent School District Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000	4.250		02/15/2053	5,049,347
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000		09/15/2051	8,122,509
Celina Independent School District Unlimited Tax School Building Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
10,000,000	4.000		02/15/2053	9,842,754

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2021D (A3/A+)
$3,670,000	3.000%		01/01/2046	$3,019,621
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)
2,190,000	6.500	(c)	09/01/2048	2,289,275
City Of Anna Special Assessment RB for Anacapri Public Improvement District Improvement Area 1 Project, Series 2023 (NR/NR)
2,300,000	7.375	(c)	09/15/2052	2,461,489
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
1,931,000	6.000	(c)	09/01/2052	1,996,689
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
450,000	5.500	(c)	09/15/2044	456,413
City of Anna Special Assessment RB for The Woods at Lindsey Place Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,375,000	5.875	(c)	09/15/2053	1,422,398
City of Anna Texas A Municipal Corporation of The State of Texas Located in Collin County Special Assessment RB Series 2024 (NR/NR)
1,100,000	5.750	(c)	09/15/2054	1,116,314
City of Aubrey Special Assessment for Aubrey Public Improvement District No. 1 RB Series 2023 (NR/NR)
1,425,000	5.875	(c)	09/01/2043	1,470,976
1,475,000	6.000	(c)	09/01/2053	1,521,571
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)
1,620,000	6.000	(c)	09/01/2045	1,694,836
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)
4,150,000	5.125	(c)	11/01/2033	4,173,550
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)
1,170,000	5.500	(c)	11/01/2051	1,198,621
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000	4.750	(c)	09/01/2031	535,866
1,540,000	5.000	(c)	09/01/2041	1,489,017
1,907,000	5.250	(c)	09/01/2051	1,873,952
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)
430,000	3.750	(c)	09/01/2040	379,328
1,451,000	4.000	(c)	09/01/2050	1,258,062
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000	4.250	(c)	09/01/2041	420,131
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
1,021,000	5.000	(c)	09/01/2051	1,019,132
City of Celina Special Assessment RB for Chalk Hill Public Improvement District No. 2 Phases #2-3 Direct Improvement Project Series 2023 (NR/NR)
1,624,000	6.000	(c)	09/01/2053	1,664,938

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Celina Special Assessment RB for Cross Creek Meadows Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
$2,105,000	5.500	%(c)	09/01/2053	$2,156,280
1,424,000	6.125	(c)	09/01/2053	1,473,300
City of Celina Special Assessment RB for Harper Estates Public Improvement District Project Series 2023 (NR/NR)
6,576,000	6.750	(c)	09/01/2052	6,764,216
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)
812,000	3.375	(c)	09/01/2042	649,328
3,549,000	4.000	(c)	09/01/2052	2,992,447
City of Celina Special Assessment RB for Mosaic Public Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000	5.125	(c)	09/01/2043	1,235,802
1,676,000	5.500	(c)	09/01/2053	1,710,823
City of Celina Special Assessment RB for Parks at Wilson Creek Series 2021 (NR/NR)
67,000	2.750	(c)	09/01/2026	65,231
152,000	3.500	(c)	09/01/2026	150,339
240,000	3.250	(c)	09/01/2031	223,835
446,000	4.000	(c)	09/01/2031	434,429
1,134,000	3.500	(c)	09/01/2041	981,380
959,000	4.250	(c)	09/01/2041	908,097
1,916,000	4.000	(c)	09/01/2051	1,646,276
1,410,000	4.500	(c)	09/01/2051	1,311,748
City of Celina Special Assessment RB for Parvin Public Improvement District Project Series 2023 (NR/NR)
1,604,000	6.500	(c)	09/01/2043	1,650,784
2,100,000	6.750	(c)	09/01/2053	2,165,726
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)
701,000	6.250	(c)	09/01/2042	723,860
1,365,000	5.750	(c)	09/01/2052	1,414,602
1,175,000	6.500	(c)	09/01/2052	1,216,347
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
1,215,000	5.625	(c)	09/01/2052	1,247,781
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000	4.000	(c)	09/01/2043	803,492
933,000	4.125	(c)	09/01/2051	797,888
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (NR/NR)
1,200,000	5.750	(c)	09/01/2054	1,240,294
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)
400,000	5.500	(c)	09/01/2046	408,073
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625		09/01/2038	1,160,942
1,686,000	5.750		09/01/2047	1,717,159
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)
2,330,000	4.250	(c)	09/01/2049	2,109,713

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)
$1,800,000	4.125	%(c)	09/01/2050	$1,572,396
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
175,000	4.750	(c)	09/01/2031	174,389
370,000	5.250	(c)	09/01/2041	374,725
500,000	5.500	(c)	09/01/2050	509,453
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
137,000	4.125	(c)	09/15/2026	136,961
261,000	4.750	(c)	09/15/2031	263,995
900,000	4.250	(c)	09/15/2041	836,948
500,000	5.000	(c)	09/15/2041	501,119
1,400,000	4.500	(c)	09/15/2051	1,271,345
650,000	5.250	(c)	09/15/2051	654,004
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
4,500,000	6.125	(c)	09/15/2052	4,769,765
City of Crandall Special Assessment RB for River Ridge Public Improvement District Single Family Residential Major Improvement Project Series 2022 (NR/NR)
1,580,000	6.750	(c)	09/15/2052	1,696,887
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022B (NR/NR)
1,325,000	5.750	(c)	09/01/2052	1,318,713
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024B (NR/NR)
2,250,000	6.250	(c)	09/01/2054	2,281,242
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
1,413,000	5.250	(c)	09/01/2052	1,432,659
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #2 Project Series 2024A (NR/NR)
1,595,000	5.750	(c)	09/01/2054	1,619,497

City of Decatur, Texas, (A Municipal Corporation of The State of Texas Located In Wise County) Special Assessment RB, Series 2023 (Vista Park Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)

1,963,000	6.875	(c)	09/15/2054	2,049,280
City of Dorchester Texas Special Assessment RB Series 2024 (NR/NR)
950,000	6.000	(c)(g)	09/15/2044	953,644
1,200,000	7.000	(c)(g)	09/15/2044	1,203,527
1,350,000	6.250	(c)(g)	09/15/2054	1,352,255
1,313,000	7.250	(c)(g)	09/15/2054	1,314,154
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,219,000	5.500	(c)	09/01/2053	1,238,186
City of Dripping Springs Texas Special Assessment RB Series 2024 (NR/NR)
770,000	5.250	(g)	09/01/2054	765,828

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)
$2,571,000	4.000	%(c)	09/01/2051	$2,132,387
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
692,000	3.875	(c)	08/15/2040	604,810
994,000	4.125	(c)	08/15/2050	871,125
City of Fate Special Assessment RB for Monterra Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
900,000	5.375	(c)	08/15/2044	912,393
1,350,000	5.750	(c)	08/15/2054	1,377,931
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
925,000	3.750	(c)	08/15/2041	809,556
1,656,000	4.000	(c)	08/15/2051	1,414,485
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
2,275,000	6.000	(c)	08/15/2052	2,366,885
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000	4.250	(c)	08/15/2049	1,244,499
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)
910,000	4.350	(c)	08/15/2039	875,395
1,920,000	4.500	(c)	08/15/2048	1,808,901
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
1,000,000	4.375	(c)	08/15/2052	901,908
City of Fate, Texas Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
1,286,000	5.375	(c)	08/15/2053	1,296,995
City of Forney Special Assessment RB for Bellagio Public Improvement District No. 1 RB Series 2023 (NR/NR)
7,112,000	6.500	(c)	09/15/2053	7,185,687
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
961,000	4.125	(c)	09/15/2042	888,046
617,000	4.250	(c)	09/15/2047	563,499
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000		09/01/2047	4,358,755
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500		09/01/2037	1,375,381
2,435,000	5.000		09/01/2044	2,448,271
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,235,000	4.500		09/01/2032	2,237,299
4,715,000	4.500		09/01/2038	4,562,016
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)
1,852,000	4.000	(c)	09/01/2051	1,554,950

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)
$2,450,000	4.375	%(c)	09/01/2049	$2,242,358
City of Houston Airport System Special Facilities RB for United Airlines Inc. Airport Improvement Projects Series 2018C (AMT) (NR/BB-)
9,895,000	5.000		07/15/2028	10,233,840
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB-)
4,430,000	5.000		07/15/2028	4,581,699
City of Houston Airport System Special Facilities Refunding RB for United Airlines, Inc. Terminal Improvement Projects Series 2015B-1 (AMT) (NR/BB-)
900,000	5.000		07/15/2030	906,096
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
1,000,000	4.000	(c)	09/01/2056	841,665
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
2,491,000	4.000	(c)	09/01/2051	2,133,722
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
2,329,000	4.000	(c)	09/01/2056	1,999,914
City of Hutto Special Assessment RB for Emory Crossing Public Improvement District Improvement Area #2 Project , Series 2023 (NR/NR)
1,950,000	5.625	(c)	09/01/2058	2,014,968
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)
1,978,000	4.000	(c)	09/01/2051	1,758,802
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)
575,000	3.625	(c)	09/15/2041	477,125
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)
620,000	6.000	(c)	09/15/2052	650,523
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
2,050,000	5.250	(c)	09/01/2043	2,120,614
1,297,000	5.500	(c)	09/01/2047	1,349,698
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
700,000	3.750	(c)	09/01/2041	632,220
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)
1,405,000	4.625	(c)	09/01/2039	1,408,835
900,000	4.750	(c)	09/01/2044	890,137
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)
1,310,000	3.625	(c)	09/01/2040	1,158,439
1,400,000	4.000	(c)	09/01/2046	1,241,157
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Project Series 2022 (NR/NR)
211,000	4.125	(c)	09/01/2027	210,392
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)
1,225,000	4.875	(c)	09/01/2044	1,233,410

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Kyle Special Assessment RB Porter Country Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
$3,507,000	6.000	%(c)	09/01/2053	$3,598,010
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000	5.000		09/01/2042	1,946,254
City of Kyle Texas A Municipal Corp. of The State of Texas Located In Hays County Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.750	(c)	09/01/2053	1,025,520
City of Kyle, Texas Special Assessment RB Limestone Creek Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
1,680,000	5.750	(c)	09/01/2053	1,727,665
City of Lago Vista Special Assessment RB for Tessera On Lake Travis Public Improvement District Improvement Area #3 Project Series 2024 (NR/NR)
2,000,000	6.000	(c)	09/01/2054	2,066,920
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750		09/01/2042	848,214
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)
565,000	4.250	(c)	09/15/2039	531,808
2,415,000	4.500	(c)	09/15/2049	2,217,184
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)
850,000	5.000	(c)	09/15/2049	828,365
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000	4.000	(c)	09/15/2042	1,937,233
900,000	4.375	(c)	09/15/2042	852,389
4,978,000	4.125	(c)	09/15/2052	4,295,602
1,396,000	4.500	(c)	09/15/2052	1,314,500
City of Lewisville, Texas, Special Assessment RB, Series 2023 (Lakeside Crossing Public Improvement District) (NR/NR)
1,500,000	8.000	(c)	09/01/2053	1,598,620
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)
1,890,000	4.000	(c)	09/01/2054	1,612,296
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)
145,000	3.500	(c)	09/01/2027	140,381
275,000	3.875	(c)	09/01/2032	255,667
550,000	4.125	(c)	09/01/2042	490,102
900,000	4.375	(c)	09/01/2052	791,957
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
700,000	3.500	(c)	09/15/2041	575,159
830,000	4.125	(c)	09/15/2041	746,624
900,000	4.000	(c)	09/15/2051	751,991
1,125,000	4.375	(c)	09/15/2051	971,783
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)
295,000	4.500	(c)	09/15/2040	285,429
525,000	4.625	(c)	09/15/2049	497,613

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Manor Special Assessment RB for Manor Heights Public Improvement District Improvement Area #3 Project Series 2023 (NR/NR)
$597,000	5.500	%(c)	09/15/2053	$604,686
City of Manor Texas a Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
600,000	5.625	(c)	09/15/2054	610,689
City of Marble Falls Texas Special Assessment RB Series 2024 (NR/NR)
904,000	6.375	(c)	09/01/2044	907,778
502,000	7.375	(c)	09/01/2044	505,774
1,100,000	6.625	(c)	09/01/2054	1,105,233
1,024,000	7.625	(c)	09/01/2054	1,032,328
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
110,000	4.125	(c)	09/01/2026	108,658
150,000	4.625	(c)	09/01/2031	145,043
900,000	4.125	(c)	09/01/2041	816,682
450,000	4.875	(c)	09/01/2041	417,472
1,370,000	4.375	(c)	09/01/2051	1,214,026
520,000	5.125	(c)	09/01/2051	498,939
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)
780,000	4.250	(c)	09/15/2039	749,472
2,950,000	4.375	(c)	09/15/2049	2,743,253
City of McLendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)
585,000	3.625	(c)	09/15/2041	486,473
820,000	4.000	(c)	09/15/2051	689,360
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
2,430,000	5.750	(c)	09/15/2052	2,466,307
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)
1,155,000	5.750	(c)	09/15/2039	1,184,177
2,055,000	6.000	(c)	09/15/2049	2,120,273
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)
2,405,000	5.875	(c)	09/15/2039	2,462,927
5,200,000	5.125	(c)	09/15/2048	5,231,043
3,830,000	6.125	(c)	09/15/2048	3,948,038
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
1,475,000	5.500	(c)	09/01/2043	1,507,175
4,570,000	5.750	(c)	09/01/2053	4,696,399
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-1 Projects, Series 2023 (NR/NR)
452,000	5.375	(c)	09/01/2043	463,381
1,110,000	5.625	(c)	09/01/2053	1,140,469
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area C-2 Project, Series 2023 (NR/NR)
916,000	5.625	(c)	09/01/2053	938,521

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
$55,000	4.125	%(c)	09/15/2031	$55,023
420,000	4.500	(c)	09/15/2041	408,758
1,540,000	4.125	(c)	09/15/2051	1,294,900
510,000	4.750	(c)	09/15/2051	488,090
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
2,310,000	5.375	(c)	09/15/2052	2,333,759
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
1,300,000	6.125	(c)	09/15/2052	1,342,032
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023 (DuranGO Public Improvement District Improvement Area #1 Project) (NR/NR)
769,000	6.375	(c)	09/01/2053	800,284
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)
141,000	3.625	(c)	09/01/2026	137,276
320,000	4.250	(c)	09/01/2031	304,853
782,000	4.500	(c)	09/01/2041	714,421
1,355,000	4.750	(c)	09/01/2051	1,235,684
City of New Braunfels Utility System RB Refunding Series 2024 (Aa1/NR)
17,500,000	4.000		07/01/2055	16,546,742
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)
361,000	5.250	(c)	09/01/2040	367,595
355,000	5.625	(c)	09/01/2040	361,140
560,000	4.125	(c)	09/01/2049	503,002
932,000	5.375	(c)	09/01/2050	946,781
City of Oak Point A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
1,000,000	5.625	(c)	09/15/2054	1,008,790
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)
1,175,000	3.750	(c)	09/01/2040	1,045,228
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)
1,340,000	4.125	(c)	09/01/2048	1,216,460
1,440,000	4.500	(c)	09/01/2048	1,356,325
City of Oak Point Texas Special Assessment RB Series 2024 (NR/NR)
900,000	5.250	(c)(g)	09/15/2054	895,022
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa3/NR)
3,725,000	4.000		08/01/2049	3,614,226
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
600,000	5.500	(c)	09/15/2042	612,044
1,350,000	5.625	(c)	09/15/2052	1,381,222
1,928,000	6.125	(c)	09/15/2052	2,009,156

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
$550,000	5.500	%(c)	09/15/2042	$561,040
1,200,000	5.625	(c)	09/15/2052	1,227,753
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Improvement Area #1B Project Series 2023 (NR/NR)
926,000	5.625	(c)	09/15/2048	951,298
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
3,701,000	6.000	(c)	09/15/2052	3,851,465
1,480,000	6.500	(c)	09/15/2052	1,550,505
City of Plano Special Assessment RB, Series 2023 (Haggard Farm Public Improvement District Improvement Area #1 Project) (NR/NR)
1,285,000	7.500	(c)	09/15/2053	1,383,255
City of Plano Special Assessment RB, Series 2023 (Haggard Farm Public Improvement District Major Improvement Area Project) (NR/NR)
1,610,000	8.250	(c)	09/15/2043	1,725,252
2,575,000	8.500	(c)	09/15/2053	2,763,867
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000	4.375	(c)	09/01/2052	927,786
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)
2,460,000	4.875	(c)	09/01/2048	2,465,068
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)
126,000	3.875	(c)	09/01/2040	111,721
175,000	4.125	(c)	09/01/2050	153,333
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875		09/01/2039	401,604
835,000	5.000		09/01/2049	837,067
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
398,000	4.000	(c)	09/01/2051	340,390
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area No. 2 Project, Series 2023 (NR/NR)
1,055,000	5.250	(c)	09/01/2043	1,073,881
1,431,000	5.500	(c)	09/01/2053	1,456,014
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
700,000	5.125	(c)	09/01/2042	704,904
1,300,000	5.250	(c)	09/01/2052	1,299,172
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
1,225,000	7.000	(c)	09/01/2043	1,270,845
2,750,000	7.000	(c)	09/01/2053	2,831,421
City of Princeton Special Assessment RB for Sicily Public Improvement District Major Improvement Area Project, Series 2023 (NR/NR)
1,850,000	7.875	(c)	09/01/2053	1,921,707

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)
$2,205,000	4.500	%(c)	09/01/2039	$2,132,387
1,185,000	5.500	(c)	09/01/2039	1,215,597
1,490,000	4.750	(c)	09/01/2049	1,424,591
2,140,000	5.750	(c)	09/01/2049	2,193,950
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
2,041,000	5.375	(c)	09/01/2053	2,074,127
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)
2,050,000	5.250	(c)	09/01/2052	2,060,865
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
750,000	3.750	(c)	09/01/2040	652,523
1,250,000	4.000	(c)	09/01/2050	1,069,384
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
1,449,000	4.000	(c)	09/01/2051	1,233,535
City of Princeton Special Assessment RB Series 2024 (NR/NR)
713,000	5.000	(c)	09/01/2044	719,185
872,000	5.125	(c)	09/01/2044	879,810
906,000	5.250	(c)	09/01/2054	911,446
1,100,000	5.375	(c)	09/01/2054	1,108,347
City of Princeton Special Assessment RB, Series 2023 (Southridge Public Improvement District Improvement Area No. 1 Project) (NR/NR)
1,284,000	6.375	(c)	09/01/2053	1,345,956
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
809,000	3.375	(c)	09/15/2041	666,713
565,000	4.000	(c)	09/15/2051	486,852
City of Rockdale, Texas, Special Assessment RB, Series 2023 (Cornerstone Public Improvement District Improvement Area #1) (NR/NR)
4,600,000	7.500	(c)	09/15/2054	4,874,244
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
1,195,000	3.875	(c)	09/15/2040	1,067,432
1,750,000	4.125	(c)	09/15/2050	1,526,106
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)
110,000	4.375	(c)	09/15/2030	108,211
500,000	4.125	(c)	09/15/2040	461,454
1,520,000	4.375	(c)	09/15/2050	1,382,427
600,000	5.125	(c)	09/15/2050	596,038
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)
1,760,000	4.750	(c)	09/15/2049	1,709,161
City of Royse City Texas A Municipal Corp. of The State of Texas Located in Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
920,000	5.500	(c)	09/15/2054	923,106
350,000	5.625	(c)	09/15/2054	353,301
City of Royse City Texas A Municipal Corp. of The State of Texas Located In Rockwall Collin and Hunt Counties Special Assessment RB Series 2024 (NR/NR)
900,000	5.875	(c)	09/15/2054	927,519

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
$1,070,000	3.750	%(c)	09/15/2040	$942,027
1,490,000	4.000	(c)	09/15/2050	1,301,862
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
613,000	6.875	(c)	09/15/2042	641,455
1,350,000	7.000	(c)	09/15/2052	1,419,995
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375		09/01/2040	681,718
1,500,000	5.625		09/01/2050	1,532,761
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)
1,522,000	4.500	(c)	09/01/2051	1,384,455
City of San Marcos, Texas, Special Assessment RB, Series 2024 (Trace Public Improvement District) (NR/NR)
1,386,000	6.000	(c)	09/01/2048	1,408,978
City of Seagoville Special Assessment RB for Santorini Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
1,877,000	6.000	(c)	09/15/2044	1,921,007
2,300,000	6.250	(c)	09/15/2054	2,346,575
City of Seagoville Special Assessment RB for Santorini Public Improvement District Major Improvement Area Project Series 2024 (NR/NR)
3,675,000	7.000	(c)	09/15/2054	3,720,304
City of Seguin Texas A Political Subdivision of The State of Texas Located In Guadalupe County Combination Tax and Limited Pledge Revenue Certificates of Obligation Series 2024 (NR/AA)
1,715,000	4.250		09/01/2054	1,716,229
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
685,000	5.000		09/01/2028	699,181
2,035,000	5.600		09/01/2038	2,089,436
2,470,000	5.700		09/01/2047	2,524,471
City of Sinton Special Assessment RB Series 2022 (NR/NR)
900,000	5.125	(c)	09/01/2042	899,847
1,150,000	5.250	(c)	09/01/2051	1,147,944
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area Three, Series 2023 (NR/NR)
1,237,000	6.000	(c)	09/15/2053	1,295,739
City of Tomball Special Assessment RB for Raburn Reserve Public Improvement District Improvement Area Two, Series 2023 (NR/NR)
1,000,000	5.750	(c)	09/15/2052	1,028,502
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)
2,000,000	6.625	(c)	09/01/2052	2,128,998
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
1,171,000	5.500	(c)	08/15/2052	1,197,699
Clifton Higher Education Finance Corporation (International Leadership of Texas, Inc.) Education Revenue And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
5,000,000	4.250		08/15/2053	5,108,824

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Clifton Higher Education Finance Corporation Education RB Valor Education Series 2024A (NR/NR)
$300,000	5.000	%(c)	06/15/2034	$301,255
525,000	5.750	(c)	06/15/2044	531,606
700,000	6.000	(c)	06/15/2054	707,568
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
1,175,000	4.000		10/01/2050	983,747
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (Aa3/NR)
625,000	4.000		10/01/2050	588,885
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)
800,000	3.750	(c)	09/15/2040	689,864
1,185,000	4.000	(c)	09/15/2050	1,024,381
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
985,000	4.500	(c)	09/01/2041	933,671
Cypress-Fairbanks Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
6,000,000	4.000		02/15/2048	5,959,664
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
350,000	4.000	(c)	08/15/2029	341,078
1,150,000	4.500	(c)	08/15/2035	1,100,655
875,000	5.000	(c)	08/15/2044	836,297
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750		05/01/2038	1,545,487
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000	4.750		11/01/2042	7,057,074
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)
795,000	5.000	(c)	09/01/2027	803,124
895,000	5.000	(c)	09/01/2032	899,080
1,315,000	5.125	(c)	09/01/2037	1,317,282
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
12,620,000	5.800		10/01/2046	13,684,327
5,000,000	5.850		10/01/2047	5,428,097
Greater Texoma Authority Contract RB for City of Sherman Project Series 2023 (AGM) (NR/AA)
2,000,000	4.250		10/01/2053	1,990,409
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL) (Baa2/BB)
6,250,000	0.000	(e)	11/15/2036	3,071,591
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
1,789,000	5.500	(c)	09/15/2042	1,826,387
3,204,000	5.750	(c)	09/15/2052	3,274,738
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)
1,340,000	4.500	(c)	09/01/2039	1,297,258

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
$595,000	3.750%		09/01/2032	$584,947
510,000	3.875		09/01/2037	495,548
930,000	4.000		09/01/2047	839,095
Hidalgo County Regional Mobility Authority Junior Lien toll and Vehicle Registration Fee Revenue and Refunding Bonds Series 2022B (Baa3/BB+)
6,105,000	0.000	(e)	12/01/2049	1,661,355
6,365,000	0.000	(e)	12/01/2050	1,637,848
6,760,000	0.000	(e)	12/01/2051	1,632,213
6,925,000	0.000	(e)	12/01/2052	1,578,152
7,155,000	0.000	(e)	12/01/2053	1,529,682
7,300,000	0.000	(e)	12/01/2054	1,471,604
Highland Park Independent School District UT School Building Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000	4.000		02/15/2048	7,416,017
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (NR/NR)
875,000	5.000		07/01/2027	896,173
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
950,000	5.000		07/15/2027	973,354
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (NR/NR)
8,580,000	5.000		07/15/2027	8,790,923
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/BB-)
10,000,000	6.625		07/15/2038	10,100,989
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba3/BB-)
9,250,000	5.000		07/01/2029	9,254,086
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/BB-)
15,100,000	5.000		07/15/2035	15,170,109
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
1,585,000	4.000		10/01/2051	1,341,043
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000		12/01/2045	1,850,888
Joshua Farms Municipal Management District No. 1 Special Assessment RB for Improvement Areas #1-2 Project Series 2023 (NR/NR)
3,084,000	5.500	(c)	09/01/2053	3,143,288
Judson Independent School District UT School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000	4.000		02/01/2053	5,089,517
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)
625,000	5.000	(c)	09/01/2028	640,283
1,170,000	5.375	(c)	09/01/2038	1,198,714
1,930,000	5.125	(c)	09/01/2047	1,963,739
1,500,000	5.500	(c)	09/01/2047	1,527,340

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
$165,000	2.375%		09/01/2031	$142,440
165,000	2.375		09/01/2032	139,541
175,000	2.375		09/01/2033	145,418
175,000	2.500		09/01/2034	143,646
365,000	2.500		09/01/2036	285,142
385,000	2.625		09/01/2038	287,692
370,000	3.000		09/01/2041	279,834
520,000	3.000		09/01/2046	363,403
1,265,000	3.000		09/01/2051	837,317
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500		09/01/2041	351,592
590,000	3.000		09/01/2044	453,662
650,000	3.000		09/01/2047	478,794
Lamar Consolidated Independent School District (Fort Bend County, Texas) Unlimited Tax Schoolhouse Bonds, Series 2023 (AGM) (Aa3/AA)
10,000,000	5.500		02/15/2058	11,200,106
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa2/BBB+)
3,065,000	4.250		05/01/2030	3,188,480
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
23,375,000	4.625	(c)	10/01/2031	23,472,018
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500		02/15/2040	707,026
1,325,000	5.250		02/15/2045	1,292,380
780,000	4.000		02/15/2051	614,092
Montgomery County toll Road Authority Senior Lien RB Series 2018 (NR/BBB+)
2,000,000	5.000		09/15/2043	2,015,080
2,200,000	5.000		09/15/2048	2,215,099
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (Ba2/BB+)
2,850,000	4.000	(c)	08/15/2046	2,532,131
11,105,000	4.000	(c)	08/15/2056	9,372,938
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
1,630,000	4.000		01/01/2036	1,537,182
1,600,000	4.000		01/01/2041	1,429,576
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for Army Retirement Residence Foundation Project Series 2022 (NR/BB+)
2,325,000	5.750		07/15/2052	2,393,628
3,055,000	6.000		07/15/2057	3,179,877
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for the Outlook at Windhaven Project Series 2022B-3 (NR/NR)
4,700,000	4.250		10/01/2026	4,700,620
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2016 (NR/NR)
2,100,000	5.000		11/01/2040	2,122,560

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
$41,275,000	5.500%		01/01/2057	$41,196,842
New Hope Cultural Education Facilities Finance Corp. Senior Living RB Series 2021B (NR/NR)
3,250,000	7.000		01/01/2057	1,768,493
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)
1,130,000	5.000	(c)	08/15/2039	1,139,634
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (WR/NR)
375,000	4.000		04/01/2026	382,347
New Hope Cultural Education Facilities Finance Corp. Texas Senior Living RB Series 2021A-1 (NR/NR)
2,750,000	5.250		01/01/2042	2,749,147
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)
1,395,000	4.000	(c)	09/15/2041	1,295,438
6,110,000	5.000	(c)	09/15/2051	6,137,250
North Parkway Municipal Management Special Assessment RB for Major Improvements Project Series 2021 (NR/NR)
4,700,000	4.750	(c)	09/15/2041	4,710,620
North Texas tollway Authority RB for Second Tier Series 2021 B (A1/A+)
11,955,000	3.000		01/01/2046	9,488,156
Northside Independent School District UT School Building and Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000	4.000		08/15/2048	2,306,913
5,310,000	4.125		08/15/2053	5,318,853
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (PSF-GTD) (Aaa/NR)
2,070,000	4.000		08/15/2045	2,090,141
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)
1,650,000	2.750	(c)	01/01/2036	1,416,649
3,675,000	2.875	(c)	01/01/2041	2,992,185
11,125,000	3.000	(c)	01/01/2050	8,149,485
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
29,500,000	4.100	(c)	01/01/2028	26,498,437
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
2,400,000	5.000	(c)	01/01/2039	2,507,928
1,700,000	5.125	(c)	01/01/2044	1,773,326
2,650,000	5.250	(c)	01/01/2054	2,768,720
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
10,475,000	10.000	(c)	07/01/2026	10,804,959
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
316,000	5.750		09/15/2036	317,548
928,000	6.000		09/15/2046	933,766

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)
$1,166,000	6.000	%(c)	09/15/2052	$1,213,404
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)
825,000	4.125	(c)	09/15/2039	780,805
3,275,000	4.375	(c)	09/15/2049	3,041,007
South Manvel Development Authority (A Public Not-For-Profit Local Government Corporation Acting On The Behalf of The City of Manvel, Texas) Tax Increment Contract RB, Series 2023 (NR/NR)
1,375,000	5.000		04/01/2043	1,376,667
2,300,000	5.250		04/01/2050	2,321,045
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
5,275,000	4.000		08/15/2052	5,171,877
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
9,850,000	5.000		05/15/2045	9,623,922
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
1,650,000	5.000		10/01/2049	1,764,955
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000	4.250		08/15/2053	2,446,815
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000	5.000		12/15/2031	9,014,721
Texas Private Activity Bond Surface Transportation Corporation Senior Lien RB for NTE Mobility Partners LLC North Tarrant Express Project, Series 2023 (Baa1/NR)
25,800,000	5.500		12/31/2058	28,354,799
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 toll Lanes Project Series 2016 (AMT) (Baa2/NR)
3,160,000	5.000		12/31/2050	3,160,145
3,900,000	5.000		12/31/2055	3,900,179
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (Baa1/NR)
47,380,000	5.000		06/30/2058	48,497,187
town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,475,000	4.000	(c)	09/01/2043	1,309,015
town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
2,225,000	5.375	(c)	09/15/2052	2,243,562
town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)
429,000	3.750	(c)	09/01/2042	368,502
410,000	4.000	(c)	09/01/2051	346,358
town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)
2,000,000	6.875	(c)	09/01/2052	2,136,899

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)

town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)
$1,343,000	5.875	%(c)	09/01/2047	$1,390,021
town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)
1,400,000	5.000	(c)	09/01/2047	1,406,319
Town of Providence Village Texas A Municipal Corporation of The State of Texas Located In Denton County Special Assessment RB Series 2024 (NR/NR)
500,000	5.250	(c)	09/01/2054	501,716
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
1,145,000	5.500	(c)	09/01/2052	1,151,211
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000		09/01/2036	1,414,410
860,000	3.000		09/01/2037	733,093
625,000	3.000		09/01/2039	507,795
600,000	3.000		09/01/2040	480,449
Village of Salado Texas A Municipal Corp. of The State of Texas Located In Bell County Special Assessment RB Series 2024 (NR/NR)
720,000	6.250	(c)	09/01/2044	741,067
610,000	6.500	(c)	09/01/2054	626,279
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125		12/01/2035	331,767
457,000	3.375		12/01/2040	376,879
786,000	3.500		12/01/2047	622,528
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
346,000	4.000		12/01/2027	346,093
1,545,000	4.750		12/01/2035	1,546,034
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds Series 2023A (BAM) (Baa3/AA)
2,700,000	4.750		08/15/2049	2,777,231
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds, Series 2023A (BAM) (Baa3/AA)
1,175,000	4.500		08/15/2041	1,209,469
1,345,000	4.625		08/15/2044	1,380,745

				962,298,749

Utah - 0.9%

Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
2,010,000	3.750	(c)	03/01/2041	1,815,757
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)
5,000,000	7.375	(c)	09/15/2051	4,500,720
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
7,000,000	5.625	(c)	12/01/2053	7,302,291
Coral Junction Public Infrastructure District Special Assessment Bonds Series 2022A-2 (NR/NR)
2,274,000	5.500	(c)	06/01/2041	2,273,464

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)

Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds Series 2024A-1 (NR/NR)
$1,870,000	6.625	%(c)	03/01/2054	$1,951,460
Firefly Public Infrastructure Disrict No. 1 Special Assessment Bonds Series 2024A-2 (NR/NR)
6,450,000	5.625	(c)	12/01/2043	6,740,146
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)
10,250,000	5.500	(c)	02/01/2050	8,853,131
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)
1,954,000	7.875	(c)	08/15/2050	1,682,380
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
1,500,000	4.000		06/01/2036	1,409,121
4,050,000	4.000		06/01/2041	3,715,277
18,925,000	4.000		06/01/2052	16,414,003
Olympia Public Infrastructure District No. 1 Limited Tax GO Bonds Series 2024A-1 (NR/NR)
985,000	6.375	(c)	03/01/2055	1,018,421
Olympia Public Infrastructure District No. 1 Special RB Series 2024A-2 (NR/NR)
3,445,000	5.125	(c)	12/01/2029	3,543,938
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)
1,180,000	3.625	(c)	02/01/2035	981,606
500,000	4.125	(c)	02/01/2041	414,697
500,000	4.375	(c)	02/01/2051	383,896
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)
600,000	7.375	(c)	08/15/2051	497,962
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)
1,625,000	4.250	(c)	03/01/2051	1,237,473
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2017A (A2/A+)
290,000	5.000		07/01/2047	295,465
Salt Lake City Airport RB (AMT) for Salt Lake City International Airport Series 2021A (A2/A+)
3,925,000	5.000		07/01/2051	4,097,247
Salt Lake City Airport RB for Salt Lake City International Airport Series 2023A (AMT) (A2/A+)
2,640,000	5.500		07/01/2053	2,922,130
Salt Lake City Apartment RB Series 2021 A (AGM-CR) (A1/AA)
10,000,000	4.000		07/01/2051	9,626,484
Salt Lake City International Airport RB Series 2023A (A2/A+)
2,800,000	5.250		07/01/2048	3,047,729
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)
1,800,000	4.000	(c)	10/15/2051	1,352,198
4,240,000	4.000	(c)	10/15/2056	3,081,079
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
6,365,000	5.750	(c)	06/15/2052	6,506,634
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
3,630,000	4.250	(c)	07/15/2050	3,060,693

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)

Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)
$1,220,000	4.250	%(c)	06/15/2051	$963,138
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR)
6,600,000	4.000	(c)	10/15/2061	4,675,012

				104,363,552

Vermont - 0.1%

Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000		05/01/2047	1,006,163
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000	5.000	(a)(b)(c)	06/01/2052	2,300,902
Vermont Educational and Health Buildings Financing Agency RB for Saint Michael’s College Project Series 2023 (NR/BBB-)
5,925,000	5.250	(c)	10/01/2052	5,324,010
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000	5.500	(c)	10/01/2043	2,996,250

				11,627,325

Virgin Islands - 0.1%

Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
1,950,000	5.000		10/01/2039	2,040,599
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
9,850,000	5.000	(c)	10/01/2039	9,476,759

				11,517,358

Virginia - 1.4%

Ablemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds Series 2022B (NR/NR)
4,000,000	4.000		06/01/2054	3,785,613
City of Roanoke Economic Development Authority Hospital RB for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000	3.000		07/01/2045	1,738,126
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
2,900,000	7.000		09/01/2053	3,375,727
8,735,000	7.000		09/01/2059	10,093,000
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
7,360,000	5.000		01/01/2050	7,374,292
5,000,000	5.000		01/01/2059	4,931,226
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
580,000	4.000		06/01/2041	525,166
940,000	4.000		06/01/2047	792,775
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000		04/01/2045	655,823

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)

Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
$10,510,000	6.706%		06/01/2046	$8,922,241
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
236,845,000	0.000	(e)	06/01/2047	66,697,305
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
34,250,000	0.000	(e)	06/01/2047	9,434,823
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB)
1,525,000	3.000		06/01/2041	1,266,393
1,050,000	4.000		06/01/2046	962,016
Virginia Housing Development Authority Rental Housing Bonds 2024 Series D (NON-AMT) (Aa1/AA+)
2,750,000	4.500		08/01/2054	2,779,092
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (Baa3/NR)
19,870,000	5.000		12/31/2056	20,147,296
Virginia Small Business Financing Authority Senior Lien RB Refunding for I-495 Hot Lanes Project, Series 2022 (Tax Exempt/AMT) (Baa1/NR)
1,000,000	5.000		12/31/2057	1,049,091
Virginia Small Business Financing Authority Senior Lien RB Refunding I-495 Hot Lanes Project, Series 2022 (Tax-Exempt/AMT) (Baa1/NR)
5,605,000	5.000		12/31/2047	5,949,784
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (NR/B)
1,000,000	5.000	(a)(b)(c)	01/01/2048	1,000,160
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000	5.000		12/31/2049	5,511,596
4,765,000	5.000		12/31/2052	4,841,355

				161,832,900

Washington - 1.3%

City of Tacoma Electric System RB Green Bonds Series 2024A (NR/AA)
1,000,000	5.000		01/01/2054	1,087,200
Grant County Public Hospital District UT GO Bonds Series 2023 (Baa1/NR)
14,405,000	5.000		12/01/2044	14,724,170
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (NR/BB+)
3,880,000	5.000		04/01/2030	3,881,527
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2022B (A1/AA-)
3,000,000	5.500		08/01/2047	3,289,668
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (A1/AA-)
2,765,000	4.000		08/01/2047	2,644,985
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000	5.500		12/01/2054	2,696,077
Washington Higher Education Facilities Authority RB for Seattle University Project, Series 2020 (NR/A)
925,000	4.000		05/01/2045	903,785

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)

Washington State Convention Center Public Facilities District Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
$19,805,000	4.000%		07/01/2058	$18,658,435
Washington State Convention Center Public Facilities District Lodging Tax Refunding Bonds Series 2021B (Baa1/BBB)
3,715,000	3.000		07/01/2058	2,687,252
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB)
40,975,000	5.000		07/01/2048	41,915,548
35,000,000	4.000		07/01/2058	32,738,188
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (Baa3/BBB-)
3,320,000	4.000		07/01/2043	3,190,449
11,620,000	4.000		07/01/2058	10,416,527
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)
1,350,000	5.000	(c)	01/01/2049	1,239,456
3,800,000	5.000	(c)	01/01/2055	3,432,371
Washington State Housing Finance Commission Non-Profit Housing Tax Exempt RB Refunding for Emerald Heights Project, Series 2023A (NR/NR)
2,050,000	5.000		07/01/2043	2,187,864
1,935,000	5.000		07/01/2048	2,036,116

				147,729,618

West Virginia - 0.5%

City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 A (NR/NR)
1,345,000	4.250	(c)	06/01/2042	1,084,127
2,350,000	4.500	(c)	06/01/2050	1,830,894
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 B (NR/NR)
2,450,000	5.500	(c)	06/01/2032	2,226,375
2,725,000	6.000	(c)	06/01/2037	2,354,803
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
955,000	3.000		03/01/2035	861,015
1,595,000	3.000		03/01/2037	1,363,498
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)
2,550,000	4.125	(c)	06/01/2043	2,322,453
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)
1,605,000	4.875	(c)	06/01/2043	1,588,987
Monongalia County Commission Senior Tax Increment Revenue, Refunding and Improvement Bonds for Development District No. 4 – University town Centre Series 2023 A (NR/NR)
900,000	5.750	(c)	06/01/2043	978,121
1,350,000	6.000	(c)	06/01/2053	1,466,662

The County Commission of Monongalia County Subordinate Special District Excise Tax Convertible Capital Appreciation Revenue, Refunding and Improvement Bonds, Series 2023 B (University Town Centre Economic Opportunity Development District) (NR/NR)

15,000,000	0.000	(c)(h)	06/01/2053	3,463,873

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)

West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (B2/BB)
$9,300,000	5.000	%(a)(b)	07/01/2045	$9,322,589
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/BB)
4,850,000	4.125	(a)(b)	07/01/2045	4,851,379
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
4,085,000	4.700	(a)(b)	04/01/2036	4,142,088
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
3,340,000	5.500		09/01/2048	3,752,835
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa3/BBB)
6,120,000	5.000		01/01/2043	6,225,681
13,000,000	4.125		01/01/2047	11,096,018
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
1,750,000	5.000		09/01/2038	1,802,855
1,600,000	5.000		09/01/2039	1,639,126

				62,373,379

Wisconsin - 3.0%

Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000	4.125		07/01/2049	2,340,211
1,600,000	5.000		07/01/2058	1,631,333
Public Finance Authority Charter School RB (Alamance Community School Project) Series 2023A (Ba2/NR)
1,025,000	6.500	(c)	06/15/2043	1,133,729
1,310,000	7.000	(c)	06/15/2053	1,468,750
1,395,000	7.000	(c)	06/15/2058	1,551,201
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
1,400,000	6.000	(c)	06/01/2062	1,443,087
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
1,250,000	5.000	(c)	06/15/2051	1,116,295
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
900,000	5.250		06/15/2054	924,934
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
1,630,000	5.500	(c)	06/15/2052	1,637,141
2,700,000	5.750	(c)	06/15/2062	2,728,378
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
180,000	4.000	(c)	06/15/2029	177,971
385,000	5.000	(c)	06/15/2039	385,882
Public Finance Authority Education RB for Triad Educational Services Series 2022 (NR/BBB-)
600,000	5.500		06/15/2050	627,215
1,450,000	5.250		06/15/2052	1,492,979

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Public Finance Authority Education RB for Triad Educational Services Series 2022 (NR/BBB-) – (continued)
$1,400,000	5.375%		06/15/2057	$1,447,647
Public Finance Authority Education RB for Uwharrie Charter Academy Project Series 2022A (Ba2/NR)
1,400,000	5.000	(c)	06/15/2052	1,406,010
1,850,000	5.000	(c)	06/15/2057	1,852,065
1,850,000	5.000	(c)	06/15/2062	1,840,150
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000	5.000	(c)	01/01/2057	3,435,244
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Baa3/BBB-)
5,900,000	4.300		11/01/2030	5,926,167
Public Finance Authority Founders Academy Charter School RB Series 2023A (NR/BB-)
550,000	6.625	(c)	07/01/2053	580,596
500,000	6.750	(c)	07/01/2058	529,845
Public Finance Authority Hotel RB for Grand Hyatt San Antonio Hotel Acquisition Project Subordinate Lien Series 2022B (NR/NR)
900,000	5.625	(c)	02/01/2046	943,744
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
43,075,000	6.750	(c)	08/01/2031	38,659,812
Public Finance Authority Limited Obligation Pilot RB American Dream Meadowlands Project Series 2017 (NR/NR)
2,300,000	6.500	(c)	12/01/2037	2,358,164
5,875,000	7.000	(c)	12/01/2050	6,019,912
Public Finance Authority Quality Education Academy Project Charter School RB Series 2023A (Ba2/NR)
475,000	6.250	(c)	07/15/2053	514,268
1,175,000	6.500	(c)	07/15/2063	1,284,045
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A1/AA)
950,000	4.000		07/01/2050	924,600
1,185,000	4.000		07/01/2055	1,123,541
1,520,000	4.000		07/01/2059	1,436,607
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
1,230,000	5.000	(c)	12/01/2035	1,253,576
12,380,000	5.000	(c)	12/01/2055	11,723,276
Public Finance Authority RB for Coral Academy of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000		07/01/2061	3,447,324
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)
1,300,000	5.000	(c)	06/15/2054	1,299,663
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)
445,000	4.000	(c)	07/01/2030	431,066
700,000	5.000	(c)	07/01/2040	680,478
1,875,000	5.000	(c)	07/01/2055	1,700,238
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)
300,000	5.000	(c)	06/01/2036	282,635
900,000	5.000	(c)	06/01/2051	748,601
1,075,000	5.000	(c)	06/01/2061	868,025

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
$6,775,000	5.250	%(c)	03/01/2045	$6,799,374
7,110,000	5.250	(c)	03/01/2055	6,918,098
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)
16,200,000	4.500	(c)	06/01/2056	13,533,742
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
12,925,000	5.625	(c)	06/01/2050	12,513,231
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
14,840,000	6.500	(c)	06/01/2045	13,351,214
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200		12/01/2037	2,664,144
1,525,000	5.350		12/01/2045	1,550,439
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB)
4,470,000	6.000	(c)	07/01/2031	3,987,851
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000		01/01/2045	1,365,863
1,900,000	3.000		01/01/2050	1,465,960
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)
1,950,000	5.000	(c)	06/01/2050	1,857,488
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)
1,450,000	5.000	(c)	09/01/2049	1,333,444
1,360,000	5.000	(c)	09/01/2054	1,225,437
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
9,950,000	4.500	(c)	07/01/2048	8,008,218
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
3,205,000	6.125	(c)	10/01/2049	2,928,992
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB+)
1,020,000	5.000	(c)	10/01/2034	1,055,946
350,000	5.000	(c)	10/01/2039	357,758
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000	5.000		11/15/2049	787,504
Public Finance Authority Revenue Refunding Bonds for Roseman University of Health Sciences Series 2022 (NR/NR)
100,000	4.000	(c)(d)	04/01/2042	108,880
Public Finance Authority Revenue Refunding Bonds for Roseman University of Health Sciences Series 2022 (NR/BB)
800,000	4.000	(c)	04/01/2042	762,451
1,400,000	4.000	(c)	04/01/2052	1,262,398
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000	4.000		01/01/2052	10,146,794
Public Finance Authority Senior RB for Fargo-Moorhead Metropolitan Area Flood Risk Management Project Series 2021 (AMT) (Baa3/NR)
3,800,000	4.000		03/31/2056	3,311,751

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Public Finance Authority Special Facility RB for Million Air Two LLC General Aviation Facilities Project Series 2017B (NR/NR)
$15,155,000	7.125	%(c)	06/01/2041	$15,923,695
Public Finance Authority Special RB Series 2024 (NR/NR)
9,500,000	5.500	(c)	12/15/2028	9,557,004
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
3,250,000	5.250		07/01/2047	3,258,716
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
8,815,000	4.000	(c)	07/01/2061	7,420,002
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)
1,875,000	5.250	(c)	07/01/2061	1,732,861
Public Finance Authority Tax Increment Revenue Senior Bonds for Miami Worldcenter Project Series 2024A (NR/NR)
13,850,000	5.000	(c)	06/01/2041	14,216,807
Public Finance Authority Tax Increment Revenue Subordinate Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
7,375,000	8.000	(c)	06/15/2042	7,482,729
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Bonds Elevon Project Series 2024 (NR/NR)
3,175,000	5.000	(c)	07/15/2030	3,195,042
Public Finance Authority Wisconsin Texas Infrastructure Program Tax-Exempt Revenue Anticipation Bonds Nolina & Sorella Projects Series 2024 (NR/NR)
6,900,000	5.500	(c)	12/15/2032	6,906,044
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
6,525,000	5.375	(c)	12/15/2032	6,544,537
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000	3.000		02/01/2042	1,025,581
435,000	4.000		02/01/2045	395,501
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
950,000	4.000		12/01/2051	699,254
950,000	4.000		12/01/2056	677,847
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
8,740,000	5.000	(c)	08/01/2027	8,986,316
Wisconsin Health and Educational Facilities Authority RB for Three Pillars Senior Living Communities Series 2024A (NR/NR)
2,875,000	5.750		08/15/2054	3,139,102
4,600,000	5.750		08/15/2059	5,003,507
Wisconsin Health and Educational Facilities Authority RB Series 2024A (NR/BBB)
9,200,000	5.500		02/15/2054	10,120,016

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)

Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022B (NR/NR)
$32,525,000	6.000	%(c)	02/01/2062	$34,627,000

				349,584,943

Wyoming - 0.2%

County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
28,040,000	3.625		07/15/2039	26,497,155

TOTAL MUNICIPAL BONDS (Cost $11,336,364,645)				11,464,657,314

Corporate Bonds – 0.7%
Healthcare-Services - 0.2%

Prime Healthcare Foundation, Inc. Series
16,525,000	7.000%		12/01/27	17,185,807
Toledo Hospital RB Series 2022 B
4,988,000	5.325		11/15/28	4,937,971

				22,123,778

Real Estate - 0.5%

Benloch Ranch Improvement Association No. 1 Series 2020
5,959,805	9.750	(c)(i)	12/01/39	5,558,710
Benloch Ranch Improvement Association No. 1 Series 2021
3,674,355	9.750	(c)(i)	12/01/39	3,427,071
Benloch Ranch Improvement Association No. 2
29,700,000	10.000	(c)(i)	12/01/51	24,300,540
Brixton Park Improvement Association No. 1 Series
27,165,373	6.875	(c)(i)	12/01/51	22,756,433

				56,042,754

TOTAL CORPORATE BONDS (Cost $85,906,075)				78,166,532

Bank Loans(k) - 0.0%
Engineering & Construction - 0.0%

Rialto Bioenergy Facility, LLC (SOFR + 0.1%)
28,360,478	5.330	(i)	10/31/24	3,248,937

				3,248,937

TOTAL BANK LOANS (Cost $28,253,664)				3,248,937

TOTAL INVESTMENTS - 98.3% (Cost $11,450,524,384)				$11,546,072,783

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%				196,941,625

NET ASSETS - 100.0%				$11,743,014,408

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2024.
(b)

Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.

(g)	When-issued security.
(h)	Zero coupon bond until next reset date.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(k)

Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Investment Abbreviations:
ABS	- Asset-Backed Security
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CFD	- Community Facilities District
COPS	- Certificates of Participation
ETM	- Escrowed to Maturity
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
IDA	- Industrial Development Agency
LIBOR	- London Interbank Offered Rates
LP	- Limited Partnership
LT	- Limited Tax
MUN GOVT	-
GTD	Municipal Government Guaranteed NATL
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
RMKT	- Remarketed
RR	- Revenue Refunding
SD CRED	-
PROG	School District Credit Program
SOFR	- Secured Overnight Financing Rate
TCRS	- Transferable Custody Receipts
USD	- United States Dollar
UT	- Unlimited Tax
WR	- Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.1%

Alabama - 1.6%
Ascension Health RB for Ascension Senior Credit Group Series 2016C (Aa2/AA+)
$500,000	5.000%		11/15/2046	$507,973
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/NR)
1,000,000	4.000	(a)(b)	12/01/2049	1,005,736
Energy Southeast a Cooperative District Energy Supply RB 2024 Series B (A1/NR)
350,000	5.250	(a)(b)	07/01/2054	387,450
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (B1/BB-)
100,000	5.750		10/01/2049	105,454
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
480,000	5.250		10/01/2049	522,639
505,000	5.500		10/01/2053	555,977
Midcity Improvement District Special Assessment RB Series 2022 (NR/NR)
100,000	3.875		11/01/2027	97,147
100,000	4.250		11/01/2032	91,811
The Industrial Development Authority of Mobile County Solid Waste Disposal RB Am Ns Calvert LLC Project Series 2024A (Baa3/BBB-)
400,000	5.000		06/01/2054	415,017

				3,689,204

Arizona - 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
525,000	4.900	(b)(c)	01/01/2037	510,559
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/BB+)
485,000	6.500	(d)	11/01/2053	504,538
Arizona Industrial Development Authority Hospital RB Phoenix Children’s Hospital Series 2020A (A1/A+)
300,000	4.000		02/01/2050	295,387
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
25,000	3.375		07/01/2041	22,171
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CC)
180,000	4.500		01/01/2049	110,196
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)
25,000	4.000	(d)	12/15/2051	21,233
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)
265,000	4.000	(d)	07/15/2041	241,826
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
75,000	4.000	(d)	07/01/2041	71,624
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (NR/BBB-)
25,000	2.100	(a)(d)	07/01/2026	24,489
150,000	2.625	(a)(d)	07/01/2031	138,723
150,000	3.500	(a)(d)	07/01/2044	127,472

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
$99,000	4.750%		07/01/2043	$91,667
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB+)
50,000	4.000		02/15/2046	44,409
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)
100,000	4.000	(d)	07/01/2051	84,404
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)
25,000	5.125	(d)	10/01/2030	25,068
Maricopa County Pollution Control Refunding RB for El Paso Electric Company Palo Verde Project Series 2009 A (NON-AMT) (Baa2/NR)
325,000	3.600		02/01/2040	302,544
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
105,000	5.000		12/01/2037	117,365
The Industrial Development Authority of The City of Chandler Arizona Industrial Development RB Series 2019 (AMT) (Baa1/BBB+)
150,000	4.000	(a)(b)	06/01/2049	151,917
The Industrial Development Authority of The City of Sierra Vista Education Facility RB American Leadership Academy Project Series 2024 (NR/NR)
150,000	5.000	(d)(e)	06/15/2054	151,333
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
300,000	4.000		07/01/2034	299,563

				3,336,488

Arkansas - 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000	4.250		07/01/2041	44,886
25,000	3.500		07/01/2046	17,477
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500		07/01/2038	79,581

				141,944

California - 8.1%
Airport Commission of The City and County of San Francisco Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
500,000	5.750		05/01/2048	565,787
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.30%)
500,000	3.450	(b)(c)	04/01/2056	493,234
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.41%)
350,000	3.560	(b)(c)	04/01/2056	344,676
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (AGM) (A1/AA)
250,000	4.375		07/01/2049	252,974

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB 2024 Series B (AMT) (A2/A)
$425,000	5.250%		07/01/2049	$466,288
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
575,000	5.000	(a)(b)	02/01/2054	624,688
California Community Housing Agency Essential Housing RB Series 2021A (NR/NR)
635,000	4.000	(d)	02/01/2056	542,038
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)
150,000	4.000	(d)	02/01/2056	130,560
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
50,000	4.000		06/01/2049	47,269
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB+)
10,000	5.000		06/01/2049	10,297
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
250,000	0.000	(f)	06/01/2055	57,333
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
400,000	0.000	(f)	06/01/2055	55,104
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
600,000	5.250		12/01/2043	669,025
California Health Facilities Financing Authority RB for Providence Health & Services Series 2014B (A2/A)
410,000	5.000		10/01/2044	409,999
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital at Stanford 2022 Series A Forward Delivery (A1/A+)
135,000	4.000		05/15/2051	134,977
California Infrastructure and Economic Development Bank RB Brightline West Passenger Rail Project Series 2020A-4 (NR/NR)
300,000	8.000	(a)(b)(d)	01/01/2050	308,975
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
100,000	4.000		07/01/2041	95,613
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000	5.000		07/01/2047	151,422
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
1,000,000	5.000		12/31/2043	1,024,404
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/BB-)
150,000	4.000		07/15/2029	151,185
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-/A-2)
250,000	4.300		07/01/2040	251,733

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (Baa3/NR)
$300,000	5.000	%(d)	07/01/2037	$300,672
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
275,000	5.000	(d)	07/01/2034	308,595
250,000	5.000	(d)	07/01/2035	278,731
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
250,000	5.000	(d)	11/21/2045	250,375
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (NR/ BB-)
250,000	6.250	(d)	04/01/2052	257,707
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)
250,000	6.375	(d)	06/01/2052	265,825
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)
365,000	3.000	(d)	07/01/2030	349,389
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)
260,000	4.000	(d)	06/01/2031	248,023
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
250,000	5.000		09/01/2053	260,821
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Atwell Improvement Area No. 3 Special Tax Bonds Series 2024 (NR/NR)
125,000	5.000		09/01/2054	130,497
California Statewide Communities Development Authority Pollution Control RB Refunding for Southern California Edison Company Series 2006 D (NON-AMT) (A2/A-)
150,000	4.500		11/01/2033	162,241
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB)
250,000	5.250	(d)	12/01/2056	253,080
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB)
500,000	5.500		12/01/2054	500,557
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
50,000	5.125		09/01/2042	53,706
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
100,000	5.000		05/15/2040	101,702
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (A2/A-)
190,000	1.750		09/01/2029	172,794

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
$50,000	5.000%		09/01/2048	$51,787
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000		09/01/2046	241,163
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000		09/01/2039	21,122
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000		09/01/2031	94,173
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000		09/01/2040	24,630
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/A+)
400,000	5.000		05/01/2048	419,498
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/A+)
490,000	5.000		05/01/2049	507,119
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)
150,000	3.000	(d)	08/01/2056	110,207
County of Los Angeles CA Community Facilities District NO 2021-01 (NR/NR)
100,000	5.000		09/01/2047	106,349
Department of Airports of The City of Los Angeles LAX Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000	5.250		05/15/2048	520,366
Department of Airports of The City of Los Angeles LAX Subordinate RB 2021 Series D (Private Activity/AMT) (Aa3/AA-)
500,000	4.000		05/15/2051	485,269
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (Baa1/A)
750,000	4.000		01/15/2046	743,838
Folsom Ranch Financing Authority City of Folsom Community Facilities District No. 23 Improvement Area No. 2 California Special Tax RB Series 2024 (NR/NR)
100,000	5.000		09/01/2053	105,308
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (NR/BBB-)
520,000	3.850		06/01/2050	487,460
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
250,000	0.000	(f)	06/01/2036	115,781
Los Angeles County Public Works Financing Authority Lease RB 2020 Series A (NR/AA+)
125,000	3.000		12/01/2050	103,495
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa2/AA) (3M USD LIBOR + 0.63%)
525,000	4.166	(c)	09/01/2037	501,986
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000		09/01/2034	117,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
$25,000	2.500%		09/01/2037	$20,569
275,000	4.000		09/01/2050	255,974
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD LIBOR + 0.55%)
785,000	4.086	(c)	06/01/2034	756,454
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A2/NR)
150,000	4.000		07/01/2039	150,166
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (B1/NR)
100,000	4.000		08/01/2032	90,809
State of California Various Purpose GO Bonds (Aa2/AA-)
1,100,000	7.500		04/01/2034	1,318,674
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
50,000	2.500		09/02/2046	34,580
Washington Township Health Care District RB 2023 Series A (Baa3/NR)
50,000	5.750		07/01/2053	54,600

				18,120,673

Colorado - 4.0%
Baseline Metropolitan District In The City and County of Broomfield, Colorado Special RR and Improvement Bonds Series 2024A (AGC) (NR/AA)
125,000	4.000	(e)	12/01/2046	123,250
100,000	5.000	(e)	12/01/2049	106,961
125,000	4.250	(e)	12/01/2054	124,886
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350		12/01/2050	119,967
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875		12/15/2050	97,374
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
575,000	5.250		12/01/2043	601,264
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (Baa3/NR)
100,000	4.000		10/01/2056	83,781
Colorado Educational and Educational Facilities Authority Charter School RB Ascent Classical Academy Charter Schools, Inc. Series 2024A (NR/BB)
100,000	5.500	(d)	04/01/2044	104,902
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
695,000	6.000		07/01/2036	702,209
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
440,000	6.000		07/01/2031	447,501
Colorado Health Facilities Authority Hospital RB Boulder Community Health Project Series 2020 (A3/A-)
275,000	4.000		10/01/2038	277,065
300,000	4.000		10/01/2039	300,769
300,000	4.000		10/01/2040	297,950

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Colorado Health Facilities Authority RB for Parkview Medical
	Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
$350,000	4.000	%(g)	09/01/2050	$379,052
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026	5.000	(a)	07/01/2057	80,058
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
100,000	4.000		11/15/2043	99,689
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
450,000	5.000		08/01/2038	478,429
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
885,000	4.000		08/01/2049	842,841
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (NR/BB-)
650,000	5.000		10/01/2032	650,188
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)
175,000	4.000	(d)	12/01/2035	167,481
185,000	4.000	(d)	12/01/2036	175,081
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)
150,000	5.000	(d)	12/01/2032	156,285
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
500,000	4.000		12/01/2041	465,002
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250		12/01/2051	845,910
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
575,000	3.375		12/01/2030	557,281
The Lakes At Centerra Metropolitan District No.2 In The City of Loveland Colorado Limited Tax GO Refunding Bonds Series 2024A (AGM) (NR/AA)
300,000	4.500		12/01/2054	308,294
Trails At Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
100,000	4.000		12/01/2044	100,501
250,000	4.250		12/01/2054	249,670
Wildwing Metropolitan District No. 5 In the Town of Timnath Larimer County Colorado LT Go Refunding and Improvement Bonds Series 2024 (AGM) (NR/AA)
50,000	4.500		12/01/2053	51,666

				8,995,307

Connecticut - 0.3%
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)
100,000	11.000	(d)	12/01/2027	118,008
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/NR)
230,000	4.000		07/01/2041	215,733

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BB+)
$55,000	5.375%		07/01/2052	$53,368
State of Connecticut Health and Educational Facilities Authority Revenue Bonds Goodwin University Obligated Group Issue Series A-1 (NR/BBB-)
125,000	5.000		07/01/2044	127,832
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)
100,000	4.000	(d)	04/01/2041	93,886

				608,827

Delaware - 0.0%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR/BB)
50,000	3.000		06/01/2032	45,868
50,000	4.000		06/01/2042	45,537

				91,405

District of Columbia - 1.3%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000	5.500		02/28/2037	117,682
District of Columbia Union Market Project Tax Increment RB Convertible Capital Appreciation Bonds. Series 2024B (NR/NR)
100,000	0.000	(d)(h)	06/01/2041	60,873
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (Aa3/AA-)
1,450,000	5.000		10/01/2043	1,495,742
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A1/AA)
125,000	3.000		10/01/2050	99,061
100,000	4.000		10/01/2053	96,032
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
650,000	4.000		10/01/2049	627,795
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail and Capital Improvement Projects Series 2019B (Baa2/A-)
300,000	4.000		10/01/2035	306,363

				2,803,548

Florida - 19.0%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	5.000		06/15/2032	207,254
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000		05/01/2051	429,190
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/NR)
250,000	4.000		10/01/2046	222,011
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
65,000	5.125		06/15/2043	66,972

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)
$55,000	3.200	%(d)	05/01/2041	$46,183
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)
10,000	2.500	(d)	05/01/2026	9,782
50,000	3.200	(d)	05/01/2041	41,984
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
65,000	2.375		05/01/2026	63,576
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125		05/01/2041	21,051
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
40,000	4.500		05/01/2030	40,729
Aventura Isles Community Development District Miami-Dade County Special Assessment Refunding Bonds, Series 2024 (NR/NR)
100,000	5.000		05/01/2043	102,292
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
660,000	2.875		05/01/2031	609,443
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)
200,000	3.000	(d)	05/01/2031	188,668
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
30,000	6.000		11/01/2027	31,250
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625		12/15/2040	95,379
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125		05/01/2031	469,643
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
160,000	4.800		06/15/2027	162,705
Bridgewalk Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000	6.250		12/15/2043	64,624
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000	3.250		06/15/2042	81,383
Broward County Port Facilities RB Series 2019B (A1/A)
300,000	4.000		09/01/2049	284,749
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
35,000	4.750		05/01/2027	35,258
Buena Lago Community Development District Capital Improvement RB for Assessment Area Two Series 2024 (NR/NR)
50,000	5.250		05/01/2044	50,731
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
125,000	4.000		05/01/2027	125,213

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Capital Projects Finance Authority Educational Facilities RB Kissimmee Charter Academy Project Series 2024 (NR/NR)
$100,000	6.125	%(d)	06/15/2044	$103,909
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)
625,000	5.250	(d)	12/01/2058	633,557
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)
100,000	4.000	(d)	07/01/2051	83,506
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)
100,000	4.000	(d)	12/01/2028	100,306
300,000	5.250	(d)	12/01/2043	307,766
Capital Trust Authority Educational Facilities Lease RB for Seaside Community Charter School Project Series A (Baa3/NR)
100,000	5.000		06/15/2034	105,813
Capital Trust Authority RB Anticipation Notes Convivial-St Petersburg Project Series 2024A (NR/NR)
150,000	12.000	(d)(e)	10/03/2029	150,000
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750		05/01/2031	222,687
Central Parc Community Development District City Of North Port Florida Special Assessment RB Series 2024 (NR/NR)
100,000	4.900		05/01/2031	100,831
Century Gardens at Tamiami Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2016 (NR/BBB)
100,000	4.000		05/01/2031	99,038
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350		05/01/2041	83,899
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)
75,000	3.375	(d)	05/01/2041	63,581
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)
95,000	3.700	(d)	05/01/2040	84,340
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
105,000	2.400		05/01/2026	102,410
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
145,000	4.000		11/01/2039	143,396
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/BBB-)
100,000	5.125		06/01/2042	103,552
Coddington Community Development District (NR/NR)
260,000	5.000		05/01/2032	273,721
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.250		06/15/2043	104,720
Cope’s Landing Community Development District Capital Improvement RB 2023 Project Area Series 2023 (NR/NR)
100,000	5.750		05/01/2043	106,320
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000		05/01/2031	162,282

170	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR) – (continued)
$175,000	3.000%		05/01/2035	$152,632
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
200,000	4.300		05/01/2033	204,187
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
25,000	3.875		05/01/2027	24,992
40,000	4.250		05/01/2032	40,426
220,000	4.625		05/01/2042	220,472
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
340,000	4.250		05/01/2042	328,518
Cross Creek North Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.125		05/01/2043	102,931
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.350		05/01/2044	101,385
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
125,000	4.250		05/01/2027	125,562
255,000	4.750		05/01/2032	261,533
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)
145,000	2.700	(d)	05/01/2025	144,112
310,000	3.125	(d)	05/01/2030	304,258
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000	5.000		05/01/2053	50,799
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)
25,000	2.625	(d)	05/01/2025	24,813
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
100,000	5.250		05/01/2043	103,236
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
270,000	3.750		05/01/2040	246,285
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)
50,000	3.375	(d)	05/01/2041	45,022
DW Bayview Community Development District Special Assessment Bonds for Manatee County Series 2022 (NR/NR)
105,000	4.300		05/01/2027	105,774
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
190,000	4.875		05/01/2032	196,849
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
30,000	3.300		05/01/2041	25,029
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR/NR)
75,000	3.625		05/01/2032	73,588

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
$100,000	4.000%		05/01/2040	$97,892
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600		05/01/2041	113,374
Edgewater East Community Development District Special Assessment RB Series 2022 (NR/NR)
125,000	3.375		05/01/2032	118,597
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (Baa2/BBB)
760,000	4.000		08/15/2045	706,401
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500		05/01/2041	586,392
Everlands Community Development District Special Assessment Bonds for Assessment Area Two – 2024 Project Area Series 2024 (NR/NR)
525,000	5.250		06/15/2044	540,065
Everlands II Community Development District Special Assessment Bonds Series 2024 (NR/NR)
80,000	4.600		06/15/2031	80,494
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
190,000	5.000		05/01/2035	196,271
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
150,000	5.250		06/01/2044	160,095
125,000	5.250		06/01/2049	131,669
Florida Development Finance Corp. Educational Facilities RB Series 2022A (Ba3/NR)
100,000	5.000	(d)	07/01/2032	98,573
135,000	5.375	(d)	07/01/2042	130,393
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000	5.000	(d)	10/01/2042	101,181
Florida Development Finance Corp. Healthcare Facilities RB for Tampa General Hospital Project Series 2024A (Fixed Mode) (NR/A-)
600,000	5.250		08/01/2049	645,154
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (AGM) (NR/AA)
1,000,000	5.000		07/01/2044	1,053,175
550,000	5.250		07/01/2047	586,994
1,000,000	5.250		07/01/2053	1,056,882
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/NR)
2,475,000	12.000	(a)(b)(d)	07/15/2032	2,638,870
Florida Development Finance Corp. RB Brightline Florida Passenger Rail Project Brightline Trains Florida LLC Issue Series 2024 (AMT) (NR/BBB-)
300,000	5.250		07/01/2047	309,760
300,000	5.500		07/01/2053	314,114
Florida Development Finance Corp. RB for Brightline Florida Passenger Rail Expansion Project Series 2024A (NR/NR)
500,000	8.250	(a)(b)(d)	07/01/2057	514,958

The accompanying notes are an integral part of these financial statements.	171

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)
$100,000	4.000	%(d)	06/01/2030	$89,086
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.125	(d)	06/01/2040	101,332
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
45,000	4.000		06/01/2030	43,392
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (B1/NR)
100,000	4.000	(d)	06/30/2041	81,225
Florida Development Finance Corp. Student Housing RB Senior Series 2024A-1 (NR/NR)
100,000	5.000	(d)	06/01/2044	103,079
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
150,000	5.000		03/01/2047	151,317
Forest Lake Community Development District Special Assessment Bonds Series 2022 (NR/NR)
30,000	4.750	(d)	05/01/2027	30,322
90,000	5.000	(d)	05/01/2032	93,239
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
165,000	2.950		05/01/2031	151,785
75,000	3.350		05/01/2041	62,301
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000		05/01/2030	99,593
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000	4.750		11/01/2039	50,313
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500		11/01/2041	50,879
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750		05/01/2041	623,609
Grande Pines Community Development District Special Assessment RB for Assessment Area Two Series 2024 (NR/NR)
100,000	5.450		05/01/2044	102,595
Hacienda North Community Development District Special Assessment RB Series 2023 (NR/NR)
100,000	6.300		05/01/2043	109,012
Hamilton Bluff Community Development District Special Assessment Bonds, Series 2024 (Assessment Area One Project) (NR/NR)
100,000	5.800		05/01/2054	102,248
Hammock Oaks Community Development District Town of Lady Lake Florida Special Assessment Bonds Series 2024 Assessment Area Two (NR/NR)
100,000	5.850		05/01/2044	103,090
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
20,000	4.200		05/01/2027	20,069

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
$80,000	5.125%		05/01/2043	$82,802
Harmony West Community Development District Special Assessment RB Series 2023 (NR/NR)
300,000	5.300		05/01/2053	310,771
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450		05/01/2041	107,721
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
420,000	4.375		05/01/2030	424,997
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
20,000	2.875		05/01/2025	19,858
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)
25,000	3.500	(d)	05/01/2031	24,025
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
90,000	2.375		05/01/2026	87,800
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (NR/AA-)
350,000	5.000		10/01/2040	350,000
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of Development No. 1A Series 2024 (NR/NR)
100,000	5.600		05/01/2044	104,617
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000		05/01/2037	105,828
Island Lake Estates Community Development District 2023 Project Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.750		12/15/2043	106,494
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125		05/01/2041	81,139
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500		05/01/2040	92,582
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700		05/01/2031	94,380
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600		06/15/2041	46,878
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
105,000	5.500		05/01/2042	108,907
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400		05/01/2030	82,497
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200		05/01/2030	96,386

172	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
$125,000	3.250%		05/01/2029	$121,690
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
95,000	2.300		05/01/2026	92,644
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)
100,000	4.750	(d)	11/01/2048	98,244
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000		05/01/2038	70,895
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
80,000	4.750		05/01/2032	81,929
45,000	5.000		05/01/2042	45,980
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024A (NR/BBB+)
150,000	5.250		11/15/2044	164,570
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-1 (NR/BBB+)
150,000	4.750		11/15/2029	151,083
Liberty Cove Community Development District Special Assessment RB for Assessment Area One Project Series 2024 (NR/NR)
85,000	5.375		05/01/2044	85,804
Longleaf Community Development District Capital Improvement RB for Neighborhood 4 – Assessment Area Two Series 2024A (NR/NR)
50,000	5.200	(d)(e)	05/01/2044	50,114
Los Cayos Community Development District Special Assessment Bonds, Series 2024 (2024 Project) (NR/NR)
325,000	4.400		06/15/2031	329,037
LTC Ranch West Residential Community Development District City of Port St. Lucie Florida Special Assessment RB Series 2024 (NR/NR)
100,000	5.750		05/01/2044	102,779
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
40,000	3.250		05/01/2031	37,619
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
50,000	3.450		05/01/2041	42,301
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
75,000	4.250		05/01/2042	71,022
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	3.250		05/01/2041	131,933
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A+)
175,000	5.000		10/01/2040	179,467
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR)
100,000	5.000	(d)	07/01/2037	103,803

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (Ba2/NR) – (continued)
$100,000	5.250	%(d)	07/01/2042	$103,715
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
240,000	5.000		05/01/2037	240,067
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500		05/01/2041	85,956
100,000	4.000		05/01/2051	86,036
Normandy Community Development District City of Jacksonville Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
75,000	4.625	(d)	05/01/2031	75,219
North Ar-1 of Pasco Community Development District Pasco County Florida Capital Improvement RB Series 2024A Assessment Area Five (NR/NR)
100,000	5.750		05/01/2044	102,937
North AR-1 Pasco Community Development District Capital Improvement RB for Assessment Area Four Series 2024 (NR/NR)
100,000	5.450		05/01/2044	102,445
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375		11/01/2041	170,588
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
120,000	4.750	(d)	05/01/2027	120,882
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625		05/01/2040	88,059
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
115,000	2.375		11/01/2026	111,088
330,000	2.875		11/01/2031	301,169
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
50,000	5.250		06/15/2043	52,360
Palm Beach County Educational Facilities Authority RB Palm Beach Atlantic University, Inc. Series 2024 (NR/NR)
200,000	5.000		10/01/2034	217,906
150,000	5.000		10/01/2043	157,488
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000	4.000		05/15/2053	85,647
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000	7.500		05/15/2053	57,081
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
175,000	4.000		06/01/2036	174,100
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
40,000	3.150		11/01/2041	32,267
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750		05/01/2040	138,090

The accompanying notes are an integral part of these financial statements.	173

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Parrish Lakes Community Development District Manatee County Florida Capital Improvement RB Series 2024 Assessment Area Three (NR/NR)
$100,000	5.000%		05/01/2031	$100,701
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000	2.625		05/01/2034	183,942
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500		05/01/2037	112,629
Preserve At Savannah Lakes Community Development District Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
510,000	5.450		05/01/2044	526,368
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500		11/01/2030	99,104
Preston Cove Community Development District Special Assessment RB Series 2022 (NR/NR)
675,000	3.600		05/01/2032	644,291
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
25,000	2.200		12/15/2026	24,196
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
100,000	3.000		05/01/2036	89,689
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
90,000	3.300		05/01/2042	77,117
Riverwalk Community Development District City of Orlando Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000	5.500		05/01/2044	97,526
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR/NR)
195,000	3.125		05/01/2027	191,143
365,000	3.400		05/01/2032	343,961
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
120,000	2.450		11/01/2026	116,494
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
75,000	5.000		05/01/2043	76,772
Rye Ranch Community Development District Special Assessment Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000	5.750	(d)	11/01/2043	52,256
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
100,000	5.000		05/01/2044	102,346
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000	2.625		05/01/2040	80,870
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
85,000	3.300		11/01/2041	76,264
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
250,000	4.000		07/01/2048	242,300

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (Assessment Area Two) (NR/NR)
$100,000	6.125%		11/01/2043	$107,004
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750		05/01/2040	46,533
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR/NR)
45,000	4.125		05/01/2032	44,857
65,000	4.500		05/01/2042	62,864
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
100,000	5.250	(d)	06/15/2043	103,991
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
225,000	5.000		06/15/2043	232,451
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
100,000	5.000		10/01/2032	103,232
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
90,000	5.500		05/01/2043	93,901
Shadowlawn Community Development District Special Assessment Revenue Bonds Series 2024 (NR/NR)
200,000	4.700		05/01/2034	202,515
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
40,000	4.625		05/01/2030	40,729
70,000	5.500		05/01/2043	73,384
Siena North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
50,000	4.000		06/15/2042	45,553
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000		06/15/2032	92,921
140,000	3.250		06/15/2042	122,728
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500		05/01/2041	171,900
Six Mile Creek Community Development District St. Johns County Florida Capital Improvement RB Series 2024 (NR/NR)
75,000	5.100	(d)(e)	05/01/2044	75,178
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
100,000	5.500		05/01/2043	104,620
Somerset Bay Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area One (NR/NR)
50,000	5.625	(d)	05/01/2044	51,066
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
70,000	5.250		05/01/2043	72,564

174	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
$25,000	3.250%		06/15/2041	$21,185
Southshore Bay Community Development District Hillsborough County Florida Capital Improvement Revenue Bonds Series 2024 Assessment Area Two (NR/NR)
100,000	5.375		05/01/2044	101,681
St. Augustine Lakes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
520,000	5.375		06/15/2042	541,754
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
100,000	4.000		12/15/2036	93,590
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000		08/01/2055	137,739
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
430,000	3.000		05/01/2031	398,984
Stonegate Preserve Community Development District Special Assessment Bonds Series 2023 (NR/NR)
325,000	5.125		12/15/2030	334,649
Stonewater Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	3.300	(d)	11/01/2041	41,812
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500		06/15/2039	50,796
Storey Creek Community Development District (NR/NR)
240,000	5.000		06/15/2032	252,525
Storey Creek Community Development District Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.250		06/15/2044	103,889
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	3.000		06/15/2032	91,520
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000	2.875	(d)	06/15/2031	24,018
Stuart Crossing Community Development District Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.250	(d)	05/01/2044	102,005
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450		05/01/2041	63,491
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750		05/01/2040	71,379
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000	4.000		05/01/2033	44,568
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375		05/01/2041	42,403

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
$50,000	3.300%		12/15/2041	$42,189
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)
75,000	3.625	(d)	05/01/2040	68,529
Towns at Woodsdale Community Development District Capital Improvement RB for Pasco County Series 2023 (NR/NR)
200,000	5.375	(d)	11/01/2030	206,225
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700		05/01/2031	491,507
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)
100,000	3.250	(d)	05/01/2030	97,850
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)
230,000	2.375	(d)	11/01/2026	222,335
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
20,000	2.500		11/01/2026	19,372
50,000	3.000		11/01/2031	46,129
40,000	3.500		11/01/2041	34,219
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375		11/01/2030	95,425
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR/NR)
75,000	4.000		05/01/2042	68,735
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
200,000	5.750		05/01/2043	209,286
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.125		05/01/2042	102,214
Two Rivers West Community Development District Pasco County Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000	5.625	(d)	05/01/2044	51,025
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
85,000	3.375		05/01/2045	77,156
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
75,000	5.125		05/01/2043	77,681
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
75,000	5.250		05/01/2043	77,854
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625		05/01/2041	224,143
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)
15,000	3.600	(d)	05/01/2041	13,074

The accompanying notes are an integral part of these financial statements.	175

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Veranda Landing Community Development District Special Assessment Bonds, Series 2023 (NR/NR)
$90,000	5.250%		06/15/2043	$93,528
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
115,000	4.125		05/01/2034	112,107
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
270,000	5.875		11/01/2029	278,137
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750		05/01/2037	92,666
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
50,000	2.625	(d)	05/01/2030	47,330
50,000	3.000	(d)	05/01/2035	45,900
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	2.550		05/01/2031	46,495
100,000	2.850		05/01/2036	88,599
100,000	3.000		05/01/2041	84,421
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	5.125		05/01/2042	102,396
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR/NR)
45,000	3.450		05/01/2042	37,719
Villamar Community Development District City of Winter Haven Florida Special Assessment Bonds Series 2022 (NR/NR)
200,000	4.125		05/01/2052	174,385
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000	4.000		05/01/2042	608,937
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750		05/01/2040	94,393
Villamar Community Development District Special Assessment Bonds, Series 2024 (NR/NR)
100,000	5.500		05/01/2044	104,127
Waterford Community Development District Hernando County Florida Capital Improvement RB Series 2024 Assessment Area Two (NR/NR)
50,000	5.200	(d)	05/01/2044	50,075
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
60,000	5.125		05/01/2042	60,815
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)
125,000	4.000	(d)	05/01/2040	116,075
100,000	4.000	(d)	05/01/2051	86,102
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
50,000	2.400		05/01/2026	48,774
25,000	3.000		05/01/2031	23,238
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
85,000	4.625		05/01/2030	86,505

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
$50,000	4.750%		05/01/2039	$49,754
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500		05/01/2041	51,095
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500		05/01/2041	85,159
Westside Haines City Community Development District Polk County Florida Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
100,000	4.875		05/01/2031	101,394
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250		05/01/2041	82,735
Westwood of Pasco Community Development District Capital Improvement RB, Series 2023 (NR/NR)
170,000	4.625		05/01/2030	172,871
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
130,000	4.500		05/01/2030	132,446
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
150,000	4.250	(d)	06/15/2039	142,913
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
135,000	5.625		05/01/2042	142,352
Wind Meadows South Community Development District City of Bartow, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
235,000	4.500		05/01/2030	238,794
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000	2.400		05/01/2026	24,387
150,000	2.950		05/01/2031	138,718
75,000	3.350		05/01/2041	63,000
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700		05/01/2040	88,961
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375		05/01/2041	20,969

				42,456,761

Georgia - 1.6%
Columbia County Hospital Authority Revenue Anticipation Certificates for Wellstar Health System, Inc. Project Series 2023A (A2/A+)
120,000	5.750		04/01/2053	137,259
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
750,000	4.000		04/01/2050	727,894
George L Smith II Congress Center Authority RB for Convention Center Hotel Second Tier Series 2021B (NR/NR)
130,000	5.000	(d)	01/01/2054	125,394

176	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
$35,000	2.375%		01/01/2031	$32,298
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
975,000	4.000	(a)(b)	07/01/2052	986,961
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/NR)
500,000	4.000	(a)(b)	05/01/2052	508,573
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
365,000	5.000	(a)(b)	12/01/2053	397,468
The Atlanta Development Authority Convertible Capital Appreciation Economic Development Certificates for Gulch Enterprise Zone Project Series 2024-1 (NR/NR)
550,000	0.000	(d)(h)	12/15/2048	466,988
The Atlanta Development Authority Senior RB for Westside Gulch Area Project Series 2024A-1 (NR/NR)
125,000	5.000	(d)	04/01/2034	128,643

				3,511,478

Guam - 1.0%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (Baa2/NR)
100,000	5.250		10/01/2029	107,662
100,000	5.250		10/01/2030	108,204
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
200,000	5.250	(e)	10/01/2042	216,650
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
50,000	4.460		10/01/2043	43,493
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba1/B+)
15,000	3.625		02/01/2025	14,949
60,000	4.250		02/01/2030	59,630
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000	4.000		01/01/2042	443,962
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
500,000	5.000		07/01/2042	546,391
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
745,000	5.000		01/01/2046	757,343

				2,298,284

Hawaii - 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
100,000	3.200		07/01/2039	84,276
Hawaii State Department of Budget and Finance for Hawaiian Electric Company Inc. Special Purpose RB Series 2017A (Ba3/NR)
100,000	3.500		10/01/2049	79,655
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba3/NR)
200,000	3.100		05/01/2026	192,303

				356,234

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Idaho - 0.1%
City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (A1/NR)
$275,000	5.000%	09/01/2051	$294,133

Illinois - 7.3%
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2012A (Ba1/BB+)
1,010,000	5.000	12/01/2042	1,009,932
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2021A (NR/BB+)
100,000	5.000	12/01/2039	103,618
Board of Education of The City of Chicago UT GO Bonds Dedicated Revenues, Series 2022A (NR/BB+)
175,000	5.000	12/01/2047	178,654
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
100,000	5.000	12/01/2034	102,489
250,000	5.000	12/01/2044	252,674
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
500,000	6.038	12/01/2029	501,314
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
100,000	7.000	12/01/2044	102,734
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
100,000	6.500	12/01/2046	104,043
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
975,000	5.000	12/01/2025	987,732
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
150,000	5.000	04/01/2045	159,599
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB+)
210,000	5.000	12/01/2036	219,661
250,000	5.000	12/01/2038	259,834
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB+)
500,000	4.000	12/01/2047	443,511
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB+)
100,000	5.125	12/01/2032	100,123
City of Chicago GO Bonds Series 2021B (NR/BBB+)
500,000	4.000	01/01/2038	494,751
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
200,000	5.500	01/01/2043	213,044
City of Chicago GO Bonds Series 2024A (NR/BBB+)
650,000	5.000	01/01/2044	684,064
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
250,000	5.000	01/01/2038	272,158
175,000	5.000	01/01/2039	188,686
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
150,000	4.500	01/01/2048	151,385
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
500,000	5.000	01/01/2041	561,114

The accompanying notes are an integral part of these financial statements.	177

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
$125,000	5.000%		01/01/2042	$127,436
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000	4.000		01/01/2042	99,603
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
100,000	5.000		11/01/2033	101,912
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)
125,000	5.500	(d)	08/01/2043	136,814
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
165,000	5.000		03/01/2040	165,915
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000	4.000		07/15/2047	242,817
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)
475,000	6.125	(d)	04/01/2049	478,686
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
25,000	5.000		05/15/2041	24,550
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000	5.000		05/15/2028	1,062,461
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000	4.000	(d)	10/01/2042	227,146
Illinois Housing Development Authority RB 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000	4.250		10/01/2039	203,679
150,000	4.700		10/01/2044	154,144
Illinois State GO Bonds Series 2017 D (A3/A-)
600,000	5.000		11/01/2028	637,242
Illinois State GO Bonds Series 2019 C (A3/A-)
1,000,000	4.000		11/01/2042	987,685
Illinois State GO Bonds Series 2020 (A3/A-)
50,000	5.500		05/01/2039	54,953
150,000	5.750		05/01/2045	164,847
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
375,000	5.000		10/01/2031	400,897
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
200,000	5.000		06/15/2029	212,800
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
400,000	4.000		12/15/2026	410,828
100,000	4.000		12/15/2027	103,789
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/A)
200,000	0.000	(f)	06/15/2033	147,014
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A1/AA)
375,000	0.000	(f)	12/15/2056	90,775

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/A)
$185,000	0.000	%(f)	12/15/2054	$48,332
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (Baa2/A)
800,000	0.000	(f)	12/15/2034	554,459
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000	4.000		06/15/2052	28,339
State of Illinois GO Bonds Series 2016 (A3/A-)
1,000,000	4.000		06/01/2033	1,005,696
State of Illinois GO Bonds Series 2017 D (A3/A-)
30,000	3.250		11/01/2026	30,056
State of Illinois GO Bonds Series of May 2024B (A3/A-)
375,000	5.000		05/01/2040	416,036
335,000	5.000		05/01/2041	369,946
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
300,000	4.250		12/01/2037	303,674
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba2/NR)
150,000	5.625	(d)	03/01/2043	155,387

				16,239,038

Indiana - 0.7%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt Paper LIC Project Series 2024 (NR/NR)
200,000	4.875	(d)	01/01/2044	209,947
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
100,000	5.125		06/01/2058	104,331
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (B1/BB-)
650,000	4.125		12/01/2026	660,169
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
75,000	5.000		03/01/2040	82,609
250,000	4.250		03/01/2049	246,399
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/BBB+)
35,000	2.100	(a)(b)	11/01/2049	33,942
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
50,000	2.520		11/15/2026	47,654
50,000	2.920		11/15/2027	47,253
50,000	3.210		11/15/2028	46,867
50,000	3.260		11/15/2029	46,093
50,000	3.300		11/15/2030	45,172
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A-)
85,000	4.000		09/01/2033	87,552

				1,657,988

Iowa - 0.9%
City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
575,000	5.000		05/01/2042	563,735

178	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Iowa – (continued)
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (#Aaa/AA+)
$300,000	4.000	%(a)(b)(g)	12/01/2050	$329,236
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2016A (NR/NR)
105,000	5.000		05/15/2047	105,315
Iowa Finance Authority RB for Lifespace Communities, Inc. Series 2018A (NR/NR)
175,000	5.000		05/15/2043	176,349
300,000	5.000		05/15/2048	301,211
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
250,000	4.500		07/01/2044	254,377
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (Baa1/BBB+)
310,000	5.000		10/01/2034	333,802

				2,064,025

Kansas - 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
50,000	4.000		06/01/2036	49,377
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000	4.000		09/01/2036	204,789

				254,166

Kentucky - 0.6%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)
200,000	4.450	(d)	01/01/2042	200,968
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (A1/A)
150,000	2.125		10/01/2034	122,467
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (A1/A)
150,000	2.000		02/01/2032	127,628
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A1/AA)
75,000	4.000		06/01/2045	73,120
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
500,000	2.000		10/01/2033	413,369
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
215,000	5.000		10/01/2041	235,953
150,000	5.000		10/01/2042	163,697

				1,337,202

Louisiana - 1.8%
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
170,000	4.450		06/01/2027	171,438
250,000	5.000		06/01/2032	256,503
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875		06/01/2031	628,419

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)
$100,000	6.500	%(d)	06/15/2038	$105,109
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (Baa2/BBB+)
250,000	3.500		11/01/2032	245,916
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)
100,000	6.000	(d)	06/01/2037	101,170
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000	4.000	(d)	06/01/2041	84,619
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000	4.000	(d)	06/01/2041	84,619
Louisiana Public Facilities Authority Senior Lien RB for I-10 Calcasieu River Bridge Public-Private Partnership Project Series 2024 (AMT) (Baa3/NR)
600,000	5.500		09/01/2054	661,328
1,515,000	5.500		09/01/2059	1,660,206

				3,999,327

Maine - 0.7%
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
340,000	4.000		07/01/2050	321,593
Maine Health and Higher Education Facilities Authority RB Series 2021A (AGM State Intercept State Reserve Bond Guarantee) (Aa3/AA)
375,000	4.000		07/01/2037	385,987
325,000	4.000		07/01/2041	330,357
Maine Health and Higher Educational Facilities Authority RB Series 2024A (AGC) (Aa3/AA)
225,000	4.250		07/01/2054	223,753
Maine State Housing Authority Mortgage Purchase Bonds 2024 Series B (Aa1/AA+)
200,000	4.650		11/15/2049	202,932

				1,464,622

Maryland - 0.9%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
100,000	4.000		01/01/2039	100,427
City of Gaithersburg Economic Development Project RB for Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000	5.000		01/01/2037	181,072
City of Gaithersburg Economic Development Project RB Series 2022 (NR/NR)
100,000	5.125		01/01/2042	102,501
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
80,000	4.000		07/01/2040	76,591
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Ba2/NR)
195,000	3.997		04/01/2034	159,549

The accompanying notes are an integral part of these financial statements.	179

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
$250,000	5.625%		07/01/2043	$277,655
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)
100,000	5.500	(d)	05/01/2042	101,086
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/NR)
100,000	5.875	(d)	07/01/2043	103,802
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
700,000	0.000	(f)	05/01/2051	210,043
700,000	0.000	(f)	05/01/2052	199,563
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B+)
150,000	5.000		09/01/2032	151,783
100,000	5.000		09/01/2035	100,674
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000	4.875		06/01/2042	102,412
Prince George County Special Obligation Bonds Series 2018 (NR/NR)
175,000	5.125	(d)	07/01/2039	177,831

				2,044,989

Massachusetts - 1.2%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2024 Series A (Aa1/AA+)
1,545,000	5.000		01/01/2049	1,704,556
Massachusetts Development Finance Agency RB for CHF Merrimack, Inc. Issue, Merrimack College Student Housing Project Series 2024A (NR/BB)
100,000	5.000	(d)	07/01/2044	104,943
Massachusetts Development Finance Agency RB for Tufts Medicine Issue Series 2024 E (NR/BBB-)
800,000	8.500		10/01/2026	817,341

				2,626,840

Michigan - 2.1%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)
1,665,000	4.000	(a)	04/01/2044	1,327,156
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
205,000	5.500		04/01/2045	218,994
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
105,000	5.000		04/01/2034	114,637
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
50,000	2.711		04/01/2026	48,548
City of Detroit, County of Wayne, UT GO Social Bonds Series 2021A (Tax Exempt) (Baa2/BBB)
75,000	5.000		04/01/2035	81,682

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
City of Kalamazoo Economic Development Corporation Limited obligation RB for Revel Creek Project, Series 2020A (Baa2/BBB)
$300,000	5.250%		05/01/2027	$317,069
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000	4.000	(a)	04/01/2044	318,836
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA) (3M USD LIBOR + 0.60%)
585,000	4.347	(c)	07/01/2032	572,710
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
100,000	4.000		02/01/2042	86,515
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (NR/BBB+)
225,000	5.000		06/01/2040	239,018
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
325,000	3.267		06/01/2039	310,434
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
3,505,000	0.000	(f)	06/01/2065	411,098
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
500,000	4.250		12/31/2038	504,312
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
1,150,000	0.000	(f)	06/01/2058	36,037

				4,587,046

Minnesota - 0.6%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
75,000	4.000		07/01/2031	73,153
Duluth Economic Development Authority Health Care Facilities RB (St. Luke’s Hospital Of Duluth Obligated Group) Series 2022A (NR/AA-)
400,000	4.000		06/15/2036	420,614
Duluth Economic Development Authority Health Care Facilities RB St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/AA-)
425,000	4.000		06/15/2035	448,973
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Baa1/NR)
25,000	4.000	(g)	03/01/2032	25,830
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (Aa1/NR)
330,000	4.000		12/01/2026	336,794

				1,305,364

Mississippi - 0.2%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa2/BBB+)
200,000	2.375		06/01/2044	132,257
Mississippi Development Bank Special Obligation Bonds Series 2021 (NR/BB)
100,000	5.000	(d)	10/01/2033	103,031
200,000	4.000	(d)	10/01/2041	170,937

180	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Mississippi – (continued)
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)
$75,000	1.600	%(a)(b)	08/01/2027	$73,755

				479,980

Missouri - 0.4%
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
100,000	5.000		05/15/2041	101,691
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
85,000	3.500		11/01/2040	79,589
100,000	4.250		11/01/2050	87,109
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
25,000	4.000		08/01/2036	24,184
25,000	4.000		08/01/2041	22,919
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/NR)
275,000	4.000		02/15/2038	279,146
The Industrial Development Authority of The City of Kansas City Missouri Economic Activity Tax RB for Historic Northeast Redevelopment Plan Series 2024A-1 (NR/NR)
100,000	5.000	(d)	06/01/2046	101,554
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)
100,000	5.000	(d)	10/01/2033	100,957

				797,149

Nevada - 0.2%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125		06/01/2051	37,068
Director of The State of Nevada Department of Business and Industry RB for Brightline West Passenger Rail Project Series 2020A-4 (NR/NR)
100,000	8.125	(a)(b)	01/01/2050	102,992
Henderson Local Improvement District No. T-18 Limited Obligation RB Series 2016 (NR/NR)
100,000	4.000		09/01/2035	93,593
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000		07/01/2040	104,323

				337,976

New Hampshire - 0.3%
National Finance Authority Hospital RB Series 2021B (AGM) (A1/AA)
500,000	3.000		08/15/2046	416,155
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
225,000	4.000		01/01/2041	211,326

				627,481

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey - 2.4%
Atlantic County Improvement GO Lease RB for Stockton University Atlantic City Campus Project Series 2021A (AGM) (A1/AA)
$140,000	4.000%		07/01/2053	$135,563
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (Ba3/BB-)
665,000	5.250		09/15/2029	665,767
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Obligated Group Issue Series 2016 (Baa3/BBB-)
325,000	5.000		07/01/2041	327,210
New Jersey Health Care Facilities Financing Authority Revenue and Refunding Bonds Inspira Health Obligated Group Issue Series 2024A (A2/NR)
230,000	4.125		07/01/2054	227,352
350,000	5.250		07/01/2054	389,715
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (AGM) (A1/AA)
975,000	0.000	(f)	12/15/2034	690,823
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A2/A-)
2,450,000	0.000	(f)	12/15/2038	1,439,960
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (A2/A-)
70,000	5.000		12/15/2032	75,543
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (A2/A-)
75,000	3.000		06/15/2050	60,930
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (A2/A-)
400,000	3.500		06/15/2046	361,983
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
615,000	4.000		01/01/2043	618,138
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
100,000	4.500		01/01/2048	103,946
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
100,000	5.375		07/01/2053	105,017
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (A3/NR)
100,000	5.000		01/01/2048	102,249
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (NR/NR)
200,000	6.750	(d)	12/01/2041	133,289

				5,437,485

New Mexico - 0.9%
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
660,000	3.875	(a)(b)	06/01/2040	681,604
City of Farmington Pollution Control Refunding RB 2005 Series A (A2/A-)
200,000	1.800		04/01/2029	183,844

The accompanying notes are an integral part of these financial statements.	181

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Mexico – (continued)
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
$380,000	3.900	%(a)(b)	06/01/2040	$391,222
New Mexico Mortgage Finance Authority Single Family Mortgage Program Class I Bonds 2024 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
250,000	4.700		09/01/2049	253,957
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)
500,000	4.250	(d)	05/01/2040	480,459

				1,991,086

New York - 6.3%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
70,000	5.250		04/01/2049	73,688
80,000	5.250		04/01/2054	83,564
Brooklyn Arena Local Development Corp. Pilot RB Series 2009 (Ba1/NR)
200,000	0.000	(f)	07/15/2044	83,873
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
100,000	5.000		07/15/2042	102,032
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
100,000	4.000		06/15/2030	99,035
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)
100,000	5.000	(d)	12/01/2041	97,719
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	(d)	06/15/2041	89,682
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)
100,000	4.000	(d)	06/15/2027	97,010
Build NYC Resource Corp. RB for Unity Preparatory Charter School of Brooklyn Project Series 2023A (NR/BB)
100,000	5.250	(d)	06/15/2043	104,234
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)
100,000	6.500	(d)	07/01/2032	105,618
150,000	6.500	(d)	07/01/2042	154,652
100,000	6.500	(d)	07/01/2052	101,866
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)
100,000	9.750	(d)	07/01/2032	100,248
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
100,000	4.750		06/15/2053	100,258
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
100,000	4.250	(a)(b)	04/01/2042	102,785
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000	4.000		03/01/2050	286,686

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Dormitory Authority of The State of New York New York Institute of Technology RB Series 2024 (Baa2/BBB)
$200,000	5.250%		07/01/2049	$218,144
250,000	5.250		07/01/2054	270,512
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
100,000	5.250		05/01/2044	110,474
100,000	5.500		05/01/2049	110,912
150,000	5.500		05/01/2056	165,321
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)
800,000	0.000	(d)(f)	06/01/2060	40,152
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
250,000	5.000		12/01/2041	261,503
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/A-)
225,000	4.750		11/15/2045	233,162
125,000	5.000		11/15/2050	131,092
75,000	5.250		11/15/2055	79,348
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/A-)
175,000	5.250		11/15/2031	182,735
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/A-)
250,000	5.000		11/15/2032	265,222
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/A-)
100,000	5.000		11/15/2045	106,037
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
2,255,000	0.000	(f)	06/01/2060	154,119
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000	3.000		01/01/2046	181,974
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Adjustable Rate Fiscal 2011 Series Dd (Aa1/AA+/A-1+)
680,000	1.750	(a)(b)	06/15/2043	680,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Adjustable Rate Series Bb-1B (Aa1/AA+/A-1+)
740,000	4.000	(a)(b)	06/15/2049	740,000
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Adjustable Rate Bonds Fiscal 2019 Subseries B-5 (Aa1/AAA/A-1)
680,000	3.900	(a)(b)	08/01/2042	680,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000	0.000	(f)	06/01/2060	231,610
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
100,000	3.500		02/15/2048	99,697
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
125,000	5.150	(d)	11/15/2034	125,162
225,000	5.375	(d)	11/15/2040	225,265
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)
275,000	7.250	(d)	11/15/2044	275,545

182	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
$740,000	5.000	%(d)	11/15/2044	$740,458
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
225,000	4.000		07/01/2040	198,547
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Caa1/B-)
200,000	5.000		07/01/2035	198,754
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000		09/01/2037	250,137
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000	2.750	(a)(b)	09/01/2050	246,805
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (A1/AA)
75,000	4.000		12/01/2040	76,415
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa3/NR)
400,000	5.000		01/01/2027	412,067
190,000	5.000		01/01/2033	196,380
100,000	4.000		01/01/2036	100,007
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa3/NR)
100,000	5.000		10/01/2040	103,736
795,000	4.375		10/01/2045	777,952
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (NR/NR)
25,000	2.500		10/31/2031	21,446
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
100,000	5.000		07/01/2034	100,142
200,000	5.000		07/01/2046	200,001
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy international Airport New Terminal One Project Green Bonds Series (AMT) (AGM) (A1/AA)
275,000	5.000		06/30/2049	289,883
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
200,000	5.000		06/30/2049	208,685
New York Transportation Development Corp. Special Facilities RB for John F. Kennedy International Airport New Terminal One Project Green Bonds Series 2023 (AMT) (Baa3/AA)
225,000	6.000		06/30/2054	245,864
New York Transportation Development Corp. Special Facility RB for Delta Air Lines Inc. Laguardia Airport Terminals C&D Redevelopment Project Series 2023 (Baa3/BB+)
250,000	6.000		04/01/2035	282,666
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (NR/B+)
205,000	5.250		08/01/2031	219,447
15,000	5.375		08/01/2036	16,085

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (NR/B+)
$215,000	5.000%		08/01/2026	$215,398
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000		07/01/2044	96,498
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
250,000	4.000		07/01/2035	219,358
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
325,000	4.250		05/01/2052	324,568
385,000	5.000		05/01/2052	411,566
The Port Authority of New York and New Jersey Consolidated Bonds, Two Hundred Twenty-Third Series (Aa3/AA-)
430,000	4.000		07/15/2046	422,217
100,000	5.000		07/15/2056	104,394
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries 2024A-1 (NR/AA+)
110,000	5.000		05/15/2054	120,393

				14,150,805

North Carolina - 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority Refunding RB for International Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
400,000	3.450	(a)(b)(e)	11/01/2033	402,591
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (Baa2/BBB) (PUTABLE)
75,000	1.375	(a)(b)	05/01/2034	73,640
Greater Asheville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
100,000	5.500		07/01/2052	109,443
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AGM) (A1/AA)
200,000	5.250		07/01/2053	216,187
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
200,000	5.000		12/31/2037	201,473
North Carolina Medical Care Commission Health Care Facilities First Mortgage Revenue Refunding Bonds Pennybyrn At Maryfield Series 2015 (NR/NR)
250,000	5.000		10/01/2035	250,155
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
50,000	4.000		09/01/2041	47,332
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000		03/01/2036	73,747
100,000	4.000		03/01/2051	87,251
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
50,000	4.000		09/01/2041	47,619

				1,509,438

The accompanying notes are an integral part of these financial statements.	183

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Dakota - 0.1%
City of Horace, North Dakota Temporary Refunding Improvement Bonds, Series 2023B (Baa3/NR)
$300,000	5.125%		07/01/2025	$300,246

Ohio - 3.6%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
1,200,000	5.000		06/01/2055	1,128,624
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
1,000,000	0.000	(f)	06/01/2057	95,154
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/BB-)
280,000	5.375		09/15/2027	280,169
Columbus-Franklin County Finance Authority Lease RB for The Cornerstone Academy Community School Series 2023 (NR/NR)
125,000	7.000	(d)	07/01/2053	130,108
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
95,000	5.000		05/15/2032	96,125
310,000	5.375		05/15/2037	319,767
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
200,000	5.000		07/01/2035	213,637
225,000	5.000		07/01/2036	238,639
County of Franklin Ohio Health Care Facilities Refunding RB Series 2022 (NR/NR)
200,000	4.000		07/01/2040	184,280
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
150,000	5.250		11/15/2040	153,839
County of Franklin RB Series OH 2019A (Aa3/AA-)
500,000	4.000		12/01/2044	498,522
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
600,000	5.250		11/15/2048	612,867
County of Summit Green Local School District Improvement Bonds Series 2022A (SD CRED PROG) (NR/AA+)
500,000	5.000		11/01/2052	529,192
Cuyahoga County Ohio Hospital RB for Metrohealth System Series 2017 (Baa2/BBB)
625,000	5.250		02/15/2047	637,853
225,000	5.000		02/15/2052	227,601
100,000	5.000		02/15/2057	100,995
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750		12/01/2038	145,469
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
250,000	4.250	(a)(b)	11/01/2039	254,493
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
750,000	4.250	(a)(b)	11/01/2040	769,636

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Ohio Air Quality Development Authority Pollution Control RB Refunding Series 2009-D (NON-AMT) (WR/BBB-)
$100,000	3.375	%(a)	08/01/2029	$99,647
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
100,000	5.000		12/01/2042	101,466
100,000	5.000		12/01/2045	100,933
Ohio Housing Finance Agency Residential Mortgage RB 2024 Series B Mortgage-Backed Securities Program (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
285,000	4.650		09/01/2049	290,205
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
100,000	5.000		01/15/2050	104,730
Ohio State Higher Education Facility Commission RB Series 2020 (A3/NR)
100,000	5.000		01/15/2040	107,037
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)
100,000	4.375	(a)(b)	06/15/2056	99,110
Port of Greater Cincinnati Development Authority Ohio Tax Increment Financing RB Series 2024 (NR/NR)
65,000	5.000		12/01/2044	67,535
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)
100,000	4.250	(d)	12/01/2050	92,302
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
200,000	5.000		12/01/2046	197,749
Toledo-Lucas County Port Authority Parking System RB Series 2021 (Baa3/NR)
175,000	4.000		01/01/2038	176,393

				8,054,077

Oklahoma - 0.3%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Ba3/BB)
35,000	5.000		08/15/2038	36,118
50,000	5.500		08/15/2057	51,595
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba3/BB)
375,000	5.500		08/15/2052	387,926
The Oklahoma Development Finance Authority Health System RB for Ou Medicine Project Series 2018B (Ba3/BB)
250,000	5.250		08/15/2043	258,311

				733,950

Oregon - 0.0%
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
125,000	5.000		11/15/2051	109,224

Pennsylvania - 2.0%
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000	5.250		09/01/2035	89,220
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
75,000	5.125		05/01/2030	81,861

184	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Senior Tax RB for Waterfront - 30 E. Allen Street Project Series 2024A (NR/NR)
$100,000	5.250	%(d)	05/01/2032	$105,095
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Project Series 2024 (Ba3/NR)
250,000	5.000	(d)	05/01/2042	257,784
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (NR/BB-)
275,000	4.000		07/01/2051	232,568
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (NR/BBB-)
100,000	4.000		03/01/2042	85,858
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB-)
100,000	5.875	(d)	10/15/2040	82,312
200,000	6.250	(d)	10/15/2053	156,564
Doylestown Hospital Authority Commonwealth of Pennsylvania Doylestown Hospital RB Series 2024 (NR/NR)
100,000	5.000	(d)	07/01/2031	106,722
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000		03/01/2040	93,932
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000	5.000		03/01/2050	219,302
Lancaster Municipal Authority Healthcare Facilities RB for Garden Spot Village Project Series B of 2024 (NR/NR)
400,000	5.000		05/01/2054	417,559
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
250,000	4.000		03/01/2038	234,841
Lincoln University of The Commonwealth System of Higher Education RB Refunding Tax Exempt Social Bonds 2023 Series A (Baa3/NR)
150,000	5.250		07/01/2044	150,641
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
100,000	5.000		11/15/2045	104,319
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (Baa2/NR)
350,000	5.750		06/30/2048	390,260
100,000	5.250		06/30/2053	105,736
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (AGM) (A1/AA)
250,000	5.000		12/31/2057	262,967
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (A2/A)
100,000	4.000		04/15/2036	102,777
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
100,000	5.125		06/15/2042	101,638
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB+)
100,000	5.000	(d)	06/15/2033	104,113

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
$420,000	5.000%		01/01/2038	$427,524
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000		10/01/2049	91,778
The Berks County Municipal Authority RB for Tower Health Project Series 2024 A-4 (NR/CC)
35,000	7.000		06/30/2039	31,852
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-1 (NR/NR)
136,000	0.000	(h)	06/30/2044	86,708
The Berks County Municipal Authority RB for Tower Health Project Series 2024 B-2 (NR/CC)
18,000	0.000	(h)	06/30/2044	9,354
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-1 (NR/NR)
60,000	8.000		06/30/2034	61,341
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-2 (NR/NR)
48,000	6.000		06/30/2034	52,157
The Berks County Municipal Authority RB for Tower Health Project Series 2024A-3 (NR/NR)
273,000	5.000		06/30/2039	270,270
The Berks County Municipal Authority RB for Tower Health Project Series 2024B-1 (NR/NR)
3,000	8.000		06/30/2034	3,000
The Berks County Municipal Authority RB for Tower Health Project Series 2024B-2 (NR/NR)
2,000	6.000		06/30/2034	2,173
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)
30,000	6.000	(d)	07/01/2029	29,991

				4,552,217

Puerto Rico - 9.8%
GDB Debt Recovery Authority Bonds (NR/NR)
324,329	7.500		08/20/2040	315,410
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406	5.250		07/01/2038	91,431
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR/NR)
500,000	5.000	(d)	07/01/2035	524,750
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)
250,000	5.000	(d)	07/01/2037	265,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
500,000	5.000	(d)	07/01/2047	511,645
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)
600,000	4.000	(d)	07/01/2042	575,219
Puerto Rico Commonwealth GO Bonds (NR/NR)
652,160	0.000	(a)(h)(i)	11/01/2043	419,828
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
596,872	0.000	(a)(h)(i)	11/01/2051	326,041
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
578,877	0.000	(a)(h)(i)	11/01/2051	378,441

The accompanying notes are an integral part of these financial statements.	185

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
$322,380	5.625%		07/01/2029	$348,101
755,281	5.750		07/01/2031	839,825
514,493	0.000	(f)	07/01/2033	349,205
322,248	4.000		07/01/2033	322,523
132,356	4.000		07/01/2035	132,067
223,596	4.000		07/01/2037	221,874
729,448	4.000		07/01/2041	704,738
435,624	4.000		07/01/2046	410,928
Puerto Rico Electric Power Authority Power RB Series 2012A (WR/NR)
200,000	5.000	*	07/01/2042	107,500
250,000	5.050	*	07/01/2042	134,375
Puerto Rico Electric Power Authority Power RB Series 2013A (WR/NR)
50,000	7.000	*	07/01/2033	26,875
150,000	7.000	*	07/01/2040	80,625
Puerto Rico Electric Power Authority Power RB Series AAA (WR/NR)
100,000	5.250	*	07/01/2031	53,750
Puerto Rico Electric Power Authority Power RB Series CCC (WR/NR)
250,000	5.250	*	07/01/2026	134,375
340,000	5.250	*	07/01/2027	182,750
415,000	5.000	*	07/01/2028	223,062
Puerto Rico Electric Power Authority Power RB Series TT (WR/NR)
100,000	5.000	*	07/01/2032	53,750
Puerto Rico Electric Power Authority Power RB Series XX (WR/NR)
675,000	5.250	*	07/01/2040	362,813
Puerto Rico Electric Power Authority Power RB Series ZZ (WR/NR)
145,000	4.250	*	07/01/2020	77,938
50,000	5.250	*	07/01/2026	26,875
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
175,000	5.000	*	07/01/2037	94,063
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Afica Dock and Wharf RB forward Delivery Collectively The “Series 2023 Bonds” (NR/BBB-)
150,000	6.250		01/01/2040	176,327
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR)
575,000	4.550		07/01/2040	577,979
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
1,403,000	4.329		07/01/2040	1,400,085
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
127,000	0.000	(f)	07/01/2027	114,816
451,000	0.000	(f)	07/01/2031	347,829
599,000	0.000	(f)	07/01/2033	423,814
2,576,000	0.000	(f)	07/01/2046	869,477
909,000	0.000	(f)	07/01/2051	222,966
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
2,712,000	4.329		07/01/2040	2,706,366

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR) – (continued)
$19,000	4.536%		07/01/2053	$18,801
2,929,000	4.784		07/01/2058	2,935,418
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
1,208,000	4.500		07/01/2034	1,210,235
470,000	4.750		07/01/2053	471,222
2,210,000	5.000		07/01/2058	2,231,825

				22,003,437

Rhode Island - 0.6%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
150,000	5.250		09/15/2042	168,263
Rhode Island Health and Educational Building Corporation Hospital Financing RB Lifespan Obligated Group Issue Series 2024 (NR/BBB+)
150,000	5.250		05/15/2049	162,801
500,000	5.250		05/15/2054	539,633
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
250,000	5.000		10/01/2042	265,737
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 82-A (NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000	4.450		10/01/2044	203,135

				1,339,569

South Carolina - 1.1%
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)
100,000	3.625	(d)	11/01/2031	88,836
100,000	3.750	(d)	11/01/2036	83,051
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)
100,000	5.125	(d)	06/15/2042	99,797
South Carolina Jobs-Economic Development Authority Health Care Facilities RB Novant Health Obligated Group Series 2024A (A1/A+)
250,000	4.000		11/01/2042	254,144
250,000	5.250		11/01/2043	283,909
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
480,000	5.750		12/01/2047	546,191
South Carolina State Housing Finance and Development Authority Mortgage RB Series 2024 B (NON-AMT) (Aaa/NR)
500,000	4.625		07/01/2054	507,866
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A1/AA)
795,000	3.000		04/15/2049	622,720

				2,486,514

South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
50,000	4.000		08/01/2051	43,584

186	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas - 8.8%
Aldine independent School District Harris County Texas UT Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
$1,000,000	3.000	%(e)	02/15/2042	$905,992
Arlington Higher Education Finance Corp. Education RB Basis Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000	4.250	(d)	06/15/2039	150,053
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
100,000	5.625		08/15/2052	97,437

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

175,000	4.000	(a)(b)	02/01/2054	181,498
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)
301,000	3.750	(d)	09/15/2031	282,215
157,000	4.500	(d)	09/15/2031	151,602
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)
100,000	5.750	(d)	09/01/2042	103,357
City of Anna Special Assessment RB for Meadow Vista Public Improvement District Improvement Area #1 Project Series 2024 (NR/NR)
100,000	4.875	(d)	09/15/2031	101,566
City of Anna Special Assessment RB for Woods At Lindsey Place Public and District Improvement Area #1 Project Series 2023 (NR/NR)
100,000	5.625	(d)	09/15/2043	103,022
City of Aubrey Special Assessment Revenue Refunding Bonds Series 2024 (Jackson Ridge Public Improvement District Phase #1 and Phase #2 Assessments) (BAM) (NR/AA)
250,000	5.000		09/01/2045	274,854
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)
50,000	3.375	(d)	09/01/2041	42,179
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000	4.250	(d)	09/01/2041	46,681
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)
100,000	4.875	(d)	09/01/2042	100,119
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)
433,000	4.375		09/01/2030	437,663
167,000	4.875	(d)	09/01/2030	169,049
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000	3.625	(d)	09/01/2032	91,437
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)
100,000	5.375	(d)	09/01/2043	102,807
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area 1 Project (BAM) (NR/AA)
75,000	5.000		09/01/2038	81,618
85,000	5.000		09/01/2045	89,401

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Sutton Fields II Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
$100,000	5.000%		09/01/2034	$110,882
100,000	5.000		09/01/2037	109,342
100,000	5.000		09/01/2040	107,363
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Major Improvement Area Project (BAM) (NR/AA)
100,000	5.000		09/01/2038	108,824
125,000	5.000		09/01/2045	131,472
City of Celina, Collin and Denton Counties Special Assessment Refunding RB, Series 2024 Wells South Public Improvement District Neighborhood Improvement Area #1 Project (BAM) (NR/AA)
75,000	5.000		09/01/2038	81,618
125,000	5.000		09/01/2045	131,472
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)
530,000	5.500	(d)	09/15/2032	558,071
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)
268,000	4.625	(d)	09/01/2027	271,799
City of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #2 Project Series 2024 (NR/NR)
50,000	5.000	(e)	09/01/2044	50,074
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)
300,000	5.375	(d)	09/01/2043	307,897
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)
100,000	3.375	(d)	08/15/2030	92,793
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)
100,000	3.375	(d)	08/15/2031	93,217
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)
317,000	5.875	(d)	08/15/2042	325,231
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)
75,000	4.250	(d)	08/15/2042	70,396
City of Fate, Rockwall County Special Assessment RB, Series 2023 Williamsburg Public Improvement District No. 1 Phase 3B (NR/NR)
100,000	5.125	(d)	08/15/2043	100,608
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)
100,000	3.625	(d)	09/15/2027	99,452
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB-)
200,000	5.000		07/15/2028	206,849
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)
519,000	3.625	(d)	09/01/2041	448,542

The accompanying notes are an integral part of these financial statements.	187

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)
$100,000	3.500	%(d)	09/01/2041	$85,866
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)
100,000	3.875	(d)	09/01/2041	89,843
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)
100,000	3.375	(d)	09/01/2031	95,152
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)
200,000	4.125	(d)	09/01/2041	187,157
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)
188,000	4.875	(d)	09/01/2030	191,341
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)
177,000	4.750	(d)	09/01/2033	179,997
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500		09/15/2039	383,004
City of Manor Texas A Municipal Corp. of The State of Texas Located In Travis County Special Assessment RB Series 2024 (NR/NR)
100,000	5.375	(d)	09/15/2044	101,988
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)
310,000	5.000	(d)	09/15/2027	313,528
City of McLendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500		09/15/2035	41,812
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects Series 2023 (NR/NR)
100,000	4.750	(d)	09/01/2030	101,058
City of Mesquite Special Assessment RB for Solterra Public Improvement District Improvement Area A-1 Projects, Series 2023 (NR/NR)
122,000	5.500	(d)	09/01/2043	124,661
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
75,000	5.125	(d)	09/01/2052	76,047
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)
100,000	3.875	(d)	09/15/2041	87,215
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)
100,000	5.250	(d)	09/15/2042	100,459
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)
150,000	6.000	(d)	09/15/2042	154,014

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Mustang Ridge Special Assessment RB for Durango Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
$50,000	6.125	%(d)	09/01/2043	$51,919
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)
265,000	2.750	(d)	09/01/2031	238,634
City of Oak Point Texas A Municipal Corporation of The State of Texas Located in Denton County Special Assessment RB Series 2024 (NR/NR)
100,000	5.350	(d)	09/15/2044	100,849
City of Oak Point Texas Special Assessment RB Series 2024 (NR/NR)
100,000	5.100	(d)(e)	09/15/2044	100,243
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)
100,000	5.750	(d)	09/15/2032	101,934
100,000	5.500	(d)	09/15/2042	102,007
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)
100,000	5.500	(d)	09/15/2042	102,007
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)
249,000	5.375	(d)	09/15/2027	252,432
410,000	5.625	(d)	09/15/2032	424,083
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
125,000	4.375	(d)	09/15/2051	106,549
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)
125,000	4.000	(d)	09/15/2051	106,223
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000	4.250	(d)	09/01/2042	48,197
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875		09/01/2039	100,401
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
25,000	3.375	(d)	09/01/2041	20,721
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)
75,000	5.125	(d)	09/01/2042	75,525
City of Princeton Special Assessment RB for Sicily Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
100,000	7.000	(d)	09/01/2043	103,742
City of Princeton Special Assessment RB for Southridge Public Improvement District Improvement Area No. 1 Project, Series 2023 (NR/NR)
100,000	6.250	(d)	09/01/2043	105,078
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)
100,000	5.125	(d)	09/01/2043	101,313

188	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)
$100,000	3.750	%(d)	09/01/2040	$87,003
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)
50,000	3.250	(d)	09/01/2041	39,692
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)
409,000	3.375	(d)	09/15/2041	337,065
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)
25,000	2.625	(d)	09/15/2025	24,680
50,000	3.375	(d)	09/15/2030	47,213
City of Royse City Special Assessment RB for Liberty Crossing Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)
100,000	6.375	(d)	09/15/2053	104,669
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)
100,000	3.250	(d)	09/15/2030	93,567
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)
291,000	4.625	(d)	09/01/2032	289,579
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)
250,000	6.625	(d)	09/01/2052	266,125
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)
302,000	5.125	(d)	08/15/2032	310,406
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)
50,000	3.250	(d)	09/01/2041	40,872
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/B)
25,000	2.500		10/01/2031	21,732
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)
100,000	4.500	(d)	09/01/2041	94,789
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)
100,000	5.000	(d)	08/15/2044	95,577
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
75,000	3.125		08/15/2036	63,143
70,000	3.250		08/15/2041	54,418
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (Baa2/BBB)
500,000	4.050	(a)(b)	11/01/2050	514,032
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)
283,000	4.875	(d)	09/15/2032	286,739
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (NR/NR)
250,000	5.000		07/15/2027	256,146

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
$320,000	2.250%		09/01/2030	$281,401
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa2/BBB+)
135,000	4.250		05/01/2030	140,439
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (NR/BB-)
100,000	4.625	(d)	10/01/2031	100,415
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
80,000	5.250		02/15/2030	80,376
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
225,000	5.500		01/01/2057	224,574
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)
100,000	3.000	(d)	09/15/2026	98,525
300,000	3.625	(d)	09/15/2031	285,195
North Texas tollway Authority RB for First Tier Series 2008 D (AGC) (Aa3/AA)
200,000	0.000	(f)	01/01/2037	130,618
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (NR/NR)
100,000	1.875	(d)	01/01/2026	97,484
150,000	2.500	(d)	01/01/2030	138,066
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)
175,000	3.000	(d)	01/01/2050	128,194
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)
500,000	4.100	(d)	01/01/2028	449,126
Port of Beaumont Navigation District of Jefferson County Texas Dock and Wharf Facility RB Series 2024A (NR/NR)
100,000	5.000	(d)	01/01/2039	104,497
Port of Beaumont Navigation District of Jefferson County Texas Facility RB Series 2024B (NR/NR)
200,000	10.000	(d)	07/01/2026	206,300
South Manvel Development Authority Tax Increment Contract RB Series 2023 (NR/NR)
50,000	4.500		04/01/2030	50,375
75,000	5.000		04/01/2038	76,142
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
100,000	5.000		10/01/2044	108,673
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000	4.250		08/15/2053	125,093
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A1/A-) (3M USD LIBOR + 0.86%)
1,200,000	4.117	(c)	09/15/2027	1,200,417

The accompanying notes are an integral part of these financial statements.	189

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (Baa1/NR)
$200,000	5.000%		06/30/2058	$204,716
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)
320,000	2.625	(d)	09/01/2026	312,458
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)
200,000	5.250	(d)	09/15/2042	200,790
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)
281,000	2.875	(d)	09/01/2031	248,442
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
100,000	3.000		09/01/2034	89,900
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875		12/01/2030	45,093

				19,628,207

Utah - 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)
500,000	3.500	(d)	03/01/2036	462,976
Black Desert Public Infrastructure District In Ivins City Washington County Utah Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.625	(d)	12/01/2053	104,318
Salt Lake City International Airport RB Series 2021A (A2/A+)
1,000,000	5.000		07/01/2046	1,051,981
Utah Charter School Finance Authority Charter School RB Series 2022A (NR/BB+)
250,000	5.750	(d)	06/15/2052	255,563
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR/BB)
100,000	4.000	(d)	07/15/2037	89,281

				1,964,119

Vermont - 0.1%
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B1/B+)
150,000	5.000	(a)(b)(d)	06/01/2052	153,394
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000	5.500	(d)	10/01/2043	170,518

				323,912

Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp. Matching Fund Securitization Bonds Series 2022A (NR/NR)
50,000	5.000		10/01/2039	52,323

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia - 0.8%
City of Virginia Beach Development Authority Residential Care Facility RB (Westminster-Canterbury On Chesapeake Bay) Series 2023A Tax Exempt Fixed Rate Bonds (NR/NR)
$125,000	7.000%		09/01/2053	$145,506
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aaa/NR)
120,000	5.000	(a)(b)	05/01/2043	123,749
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
300,000	0.000	(f)	06/01/2047	84,482
Virginia Beach Development Authority Residential Care Facility Tax Exempt Mandatory Paydown Securities RB for Westminster-Canterbury On Chesapeake Bay Series 2023B-3 (NR/NR)
200,000	5.375		09/01/2029	208,370
Virginia Commonwealth University Health System Authority General Revenue Refunding Bonds Series 2024B (Aa1/AAA/A-1+)
780,000	1.750	(a)(b)	07/01/2037	780,000
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100		12/01/2045	209,200
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (Baa1/NR)
125,000	5.000		12/31/2052	131,506
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (Baa3/NR)
50,000	5.000		12/31/2052	50,801

				1,733,614

Washington - 0.3%
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
215,000	5.000		05/01/2042	221,149
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
225,000	5.000		04/01/2039	235,069
Public Hospital District No. 2 Quincy Valley Medical Center UT GO Bonds 2024 (Baa1/NR)
100,000	5.500		12/01/2044	108,255
Washington State Housing Finance Commission Nonprofit RB Refunding Series 2023 (NR/BBB)
100,000	5.625	(d)	07/01/2038	111,062

				675,535

West Virginia - 0.5%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)
95,000	4.125	(d)	06/01/2043	86,523
Monongalia County Commission Subordinate Special District Excise Tax Revenue & Improvement Bonds for University Town Centre Economic Opportunity Development District Series 2023 A (NR/NR)
125,000	7.000	(d)	06/01/2043	135,012
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/BB)
100,000	4.125	(a)(b)	07/01/2045	100,028

190	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

West Virginia – (continued)
West Virginia Economic Development Authority RB Refunding for Appalachian Power Company Series 2015A (Baa1/BBB+) (PUTABLE)
$380,000	3.375	%(a)(b)	03/01/2040	$381,737
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB for Vandalia Health Group Series 2023B (AGM) (A1/AA)
145,000	5.125		09/01/2042	160,672
West Virginia Hospital Finance Authority Hospital Refunding and Improvement RB Vandalia Health Group Series 2023B (AGM) (A1/AA)
150,000	5.500		09/01/2048	168,541

				1,032,513

Wisconsin - 2.1%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)
100,000	5.875	(d)	06/01/2052	102,867
Public Finance Authority Charter School RB for Founders Academy of Las Vegas Series 2023A (NR/BB-)
25,000	6.375	(d)	07/01/2043	26,358
Public Finance Authority Charter School RB Series 2021A (Ba2/NR)
510,000	5.000	(d)	06/15/2041	484,897
Public Finance Authority Charter School Revenue and Refunding Bonds North East Carolina Preparatory School Project Series 2024A (Baa3/NR)
100,000	5.000		06/15/2044	102,320
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)
360,000	5.000	(d)	06/15/2032	364,563
Public Finance Authority Education RB Mater Academy of Nevada - East Las Vegas Campus Project Series 2024A (NR/BB)
100,000	5.000	(d)(e)	12/15/2039	104,689
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000	5.000	(d)	01/01/2042	187,410
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (Baa3/BBB-)
220,000	4.300		11/01/2030	220,976
Public Finance Authority Limited Obligation Grant RB (American Dream @ Meadowlands Project) Series 2017A (Tax-Exempt) Series 2017B (NR/NR)
625,000	6.750	(d)	08/01/2031	560,937
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba2/NR)
50,000	5.000	(d)	12/01/2045	48,715
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)
100,000	5.000	(d)	06/01/2061	80,747
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000	4.000	(d)	03/01/2030	74,398
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)
250,000	5.625	(d)	06/01/2050	242,035
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)
290,000	6.500	(d)	06/01/2045	260,906

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
$100,000	5.350%		12/01/2045	$101,668
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB)
100,000	6.000	(d)	07/01/2031	89,214
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
150,000	4.500	(d)	07/01/2048	120,727
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB+)
25,000	6.125	(d)	10/01/2049	22,847
Public Finance Authority Student Housing RB Series 2021A-1 (Ba1/NR)
50,000	4.000	(d)	07/01/2041	46,681
150,000	4.000	(d)	07/01/2051	131,181
Public Finance Authority, Wisconsin Special Revenue Bonds Signorelli Projects Municipal Utility Districts Montgomery and Waller Counties, Texas Series 2024 (NR/NR)
150,000	5.375	(d)	12/15/2032	150,449
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
40,000	3.000		12/01/2031	34,655
75,000	4.000		12/01/2041	60,182
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
370,000	5.000	(d)	08/01/2027	380,428
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
175,000	3.330	(b)(c)	08/15/2054	172,301
Wisconsin Health and Educational Facilities Authority RB Series 2024A (BAM) (NR/AA)
250,000	4.500		02/15/2054	250,032
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/BBB-)
300,000	5.000		02/01/2042	314,599

				4,736,782

TOTAL MUNICIPAL BONDS (Cost $219,701,937)				219,386,116

Corporate Bonds - 0.6%

Healthcare-Services - 0.0%
Toledo Hospital RB Series 2022 B
75,000	5.325%		11/15/28	74,248

Real Estate - 0.6%
Benloch Ranch Improvement Association No. 1 Series 2020
48,991	9.750	%(d)(j)	12/01/39	45,694
Benloch Ranch Improvement Association No. 1 Series 2021
48,991	9.750	(d)(j)	12/01/39	45,694
Benloch Ranch Improvement Association No. 2
700,000	10.000	(d)(j)	12/01/51	572,740

The accompanying notes are an integral part of these financial statements.	191

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)

Brixton Park Improvement Association No. 1 Series
$782,571	6.875	%(d)(j)	12/01/51	$655,560

				1,319,688

TOTAL CORPORATE BONDS (Cost $1,612,683)				1,393,936

TOTAL INVESTMENTS - 98.7% (Cost $221,314,620)				$220,780,052

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%				3,016,528

NET ASSETS - 100.0%				$223,796,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2024.
(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	When-issued security.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	- Asset-Backed Security
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CFD	- Community Facilities District
COPS	- Certificates of Participation
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
IDA	- Industrial Development Agency
LIBOR	- London Interbank Offered Rates
LP	- Limited Partnership
LT	- Limited Tax
NATL	- National Public Finance Guarantee Corp.
NR	- Not Rated
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
RR	- Revenue Refunding
SD CRED	-
PROG	School District Credit Program
SIFMA	- Securities Industry and Financial Markets Association
UPMC	- University of Pittsburgh Medical Center
USD	- United States Dollar
UT	- Unlimited Tax
WR	- Withdrawn Rating

192	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 99.7%

Alabama - 2.3%
Alabama Federal Aid Highway Finance Authority Special Obligation RB Series 2016A (NR/NR)
$10,000,000	5.000	%(a)	09/01/2026	$10,473,381
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (A1/NR)
24,725,000	4.000	(b)(c)	12/01/2049	24,866,835
Black Belt Energy Gas District Gas Supply RB Series 2022 (Aa1/NR)
15,000,000	4.000	(b)(c)	07/01/2052	15,172,536
Chatom Industrial Development Board Gulf Opportunity Zone Refunding Bonds for Powersouth Energy Cooperative Projects Series 2020 (AGM) (A1/AA)
425,000	5.000		08/01/2025	430,789
550,000	5.000		08/01/2027	581,048
485,000	5.000		08/01/2028	521,499
485,000	5.000		08/01/2029	528,877
425,000	5.000		08/01/2030	468,503
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
690,000	5.000		11/15/2024	690,876
675,000	5.000		11/15/2025	688,063
1,405,000	5.000		11/15/2026	1,461,875
1,480,000	5.000		11/15/2027	1,566,547
2,675,000	5.000		11/15/2028	2,874,372
1,335,000	5.000		11/15/2029	1,452,970
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000		10/01/2024	1,000,000
Houston County Healthcare Authority Hospital RB for Southeast Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000	5.000		10/01/2030	2,030,426
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (Baa2/BBB) (PUTABLE)
225,000	2.000	(b)(c)	11/01/2033	225,000
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (Baa2/BBB) (PUTABLE)
675,000	2.000	(b)(c)	11/01/2033	675,000
Industrial Development Board City of Selma Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000	1.375	(b)(c)	05/01/2034	6,382,101
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (Baa2/BBB) (PUTABLE)
1,875,000	2.000	(b)(c)	11/01/2033	1,875,000
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A1/A) (PUTABLE)
3,335,000	1.000	(b)(c)	06/01/2034	3,271,957
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/BBB+)
500,000	5.000		10/01/2024	500,000
1,000,000	5.000		10/01/2025	1,018,397
1,250,000	5.000		10/01/2026	1,301,424
1,000,000	5.000		10/01/2027	1,061,646
1,000,000	5.000		10/01/2028	1,080,756
Southeast Energy Authority Commodity Supply RB for Project No. 6 Series 2023B (Aa1/NR)
8,590,000	5.000	(b)(c)	01/01/2054	9,250,700

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Alabama – (continued)
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (Aa1/NR)
$3,220,000	5.250	%(b)(c)	12/01/2053	$3,535,584
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (A1/A)
6,230,000	3.650	(b)	06/01/2028	6,344,127
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (A1/A) (PUTABLE)
2,530,000	3.780	(b)(c)	06/01/2034	2,563,125
The Industrial Development Board of The City of Selma Gulf Opportunity Zone Revenue Refunding Bonds International Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
3,485,000	3.450	(b)(c)(d)	11/01/2033	3,507,574
Water Works Board of The City of Birmingham Revenue Anticipation Bond Series 2024 (NR/NR)
4,575,000	3.750	(e)	09/01/2026	4,579,846

				111,980,834

Alaska - 0.4%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4 (AMT) (NR/AA-)
1,755,000	5.000		12/01/2030	1,820,008
1,960,000	5.000		12/01/2032	2,028,024
North Slope Borough General Purpose GO Bonds Series 2023A (NR/AA)
800,000	5.000		06/30/2026	833,218
2,000,000	5.000		06/30/2027	2,136,847
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000	5.000		06/30/2027	5,021,590
State of Alaska GO Refunding Bonds Series 2025A (Aa3/AA)
1,420,000	5.000	(d)	08/01/2027	1,487,238
2,130,000	5.000	(d)	08/01/2028	2,271,809
State of Alaska International Airports System Private Activity Revenue Refunding Bonds Series 2021C (AMT) (Aa3/NR)
1,975,000	5.000		10/01/2025	2,011,973

				17,610,707

Arizona - 4.2%

Arizona Board of Regents Acting on Behalf and For the Use and Benefit of Northern Arizona University Refunding Certificates of Participation Northern Arizona University Projects Series 2024 (AGM) (A1/AA)

1,400,000	5.000		09/01/2026	1,463,026
825,000	5.000		09/01/2027	882,586
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-) (S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
82,960,000	4.900	(c)(f)	01/01/2037	80,677,961
Arizona IDA Multifamily Housing RB for Unity At West Glendale Project Series 2024 (Aaa/NR)
680,000	5.000	(b)(c)	03/01/2045	702,107
Arizona Industrial Development Authority Multifamily Housing Bonds Ironwood Ranch Apartments Project Series 2024 (Aaa/NR)
3,750,000	5.000	(b)(c)	02/01/2058	3,897,038

The accompanying notes are an integral part of these financial statements.	193

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
Arizona Industrial Development Authority Multifamily Housing Bonds The Ranches At Gunsmoke Project Series 2024 (Aaa/NR)
$10,000,000	5.000	%(b)(c)	03/01/2058	$10,423,634
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/NR)
560,000	5.000	*	01/01/2024	336,000
Arizona Transportation Board Highway Revenue and Revenue Refunding Bonds Series 2023 (Aa1/AA+)
4,000,000	5.000		07/01/2025	4,065,681
2,370,000	5.000		07/01/2026	2,473,966
3,800,000	5.000		07/01/2027	4,065,966
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2022 (Baa1/BBB+)
10,125,000	5.000	(b)(c)	09/01/2042	10,415,057
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa1/BBB+)
41,135,000	5.000	(b)(c)	09/01/2052	42,318,059
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB Series 2019B (Aa3/A+)
1,215,000	5.000		07/01/2025	1,230,546
Coconino County Pollution Control Refunding RB for Nevada Power Company Projects Pollution Control Corp. Series 2017A (A2/A) (PUTABLE)
1,775,000	4.125	(b)(c)	09/01/2032	1,782,439
County of Pinal IDA Correctional Facility Contract Refunding Bonds Series 2020A (NR/BBB)
3,900,000	2.000		10/01/2024	3,900,000
1,540,000	2.000		10/01/2025	1,510,572
Equitable Senior National Charter School Revolving Loan Fund RB for Arizona IDA Series 2023A Social Bonds (NR/A)
10,000,000	5.000		11/01/2028	10,692,705
Maricopa County Arizona Pollution Control Corp. Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico Palo Verde Project 2003 Series A (NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000	3.875	(b)(c)	01/01/2038	1,755,647
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,750,000	0.875	(b)(c)	06/01/2043	3,547,239
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB) (PUTABLE)
1,790,000	0.875	(b)(c)	06/01/2043	1,693,215
Osborn Elementary School District No. 8 of Maricopa County Arizona School Improvement Bonds Project of 2023 Series A (2024) (BAM) (NR/AA)
1,000,000	5.000		07/01/2026	1,039,318
Pima County Sewer System Revenue Refunding Obligations Series 2022 (NR/AA)
1,905,000	5.000		07/01/2026	1,988,895
2,000,000	5.000		07/01/2027	2,136,980
Salt River Agricultural Improvement and Power District Project Electric System RB 2015 Series A (Aa1/AA+)
6,625,000	5.000		12/01/2045	6,705,227

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Arizona – (continued)
The Industrial Development Authority of The County of Maricopa Education Refunding RB for Legacy Traditional Schools Projects Series 2024 (NR/BBB-)
$3,150,000	4.000%		07/01/2034	$3,145,416
The Industrial Development Authority of The County of Maricopa RB Banner Health, Series 2023A (NR/AA-)
3,410,000	5.000	(b)(c)	01/01/2053	3,510,977
Tucson Unified School District No. 1 of Pima County Arizona School Improvement Bonds Project of 2023 Series A (2024) (AGM) (Aa3/AA)
415,000	5.000		07/01/2026	432,404

				206,792,661

Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000		08/01/2026	567,661

California - 6.8%
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
500,000	4.000		09/01/2025	502,558
370,000	4.000		09/01/2026	375,505
415,000	4.000		09/01/2027	420,750
410,000	4.000		09/01/2028	414,957
345,000	4.000		09/01/2029	348,557
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000	3.600	(c)(f)	04/01/2056	6,978,599
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA) (SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	4.400	(c)(f)	04/01/2036	15,116,710
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
230,000	4.000		09/01/2026	234,066
235,000	4.000		09/01/2027	240,868
255,000	4.000		09/01/2029	260,287
California Community Choice Financing Authority Clean Energy Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000	5.000	(b)(c)	02/01/2054	6,670,586
California Community Choice Financing Authority Clean Energy Project RB Green Bonds Series 2024A (A1/NR)
27,500,000	5.000	(b)(c)	05/01/2054	30,248,551
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (A1/NR)
13,010,000	4.000	(b)(c)	05/01/2053	13,321,665
California Health Facilities Financing Authority RB Adventist Health System West Series 2024A (NR/BBB+)
11,425,000	5.000		12/01/2028	12,443,454
California Housing Finance Agency Limited Obligation Multifamily Housing Issue V RB 2023 (Aaa/NR)
1,043,000	5.000	(b)(c)	05/01/2054	1,084,735
California Infrastructure & Economic Development Bank RB for California Academy of Sciences Series 2024A (A2/NR)
6,160,000	3.250		08/01/2029	6,254,145

194	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)
$20,000,000	1.200	%(b)(c)	12/01/2050	$18,022,210
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR) (SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000	3.850	(c)(f)	12/01/2050	4,998,108
California Municipal Finance Authority Insured Revenue and Refunding Bonds Aldersly Project, Series 2023B-2 Tax Exempt Mandatory Paydown Securities (CA MTG INS) (NR/AA-)
2,990,000	3.750		11/15/2028	2,991,495
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
300,000	5.000		10/01/2026	311,683
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
1,000,000	5.000		06/30/2026	1,021,779
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
4,265,000	5.000		06/30/2028	4,489,586
3,235,000	5.000		12/31/2028	3,404,611
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
1,150,000	3.700	(b)(c)	08/01/2040	1,175,418
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-1 (NR/A-/A-2)
10,000,000	3.375		07/01/2025	10,000,839
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (Baa3/NR)
2,700,000	5.000	(e)	07/01/2026	2,783,417
4,665,000	5.000	(e)	07/01/2028	4,975,040
4,610,000	5.000	(e)	07/01/2029	4,994,554
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)
5,010,000	5.000	(e)	11/21/2045	5,017,515
California Public Finance Authority RB for Henry Mayo Newhall Hospital Series 2021A (NR/BBB-)
400,000	4.000		10/15/2027	406,507
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
390,000	4.000		10/15/2025	391,303
California State University RB Refunding Series 2016 B-2 (Aa2/AA-)
12,100,000	0.550	(b)(c)	11/01/2049	11,242,730
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
695,000	5.000		09/01/2030	705,884
California Statewide Communities Development Authority Multifamily Housing RB Vintage At Folsom 2024 Series E-2 (Aaa/NR)
675,000	5.000	(b)(c)	10/01/2028	715,411

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Statewide Communities Development Authority RB John Muir Health Series 2024A (NR/A+)
$450,000	5.000%		12/01/2027	$484,682
1,000,000	5.000		12/01/2028	1,099,842
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A2/A-)
8,500,000	1.450		04/01/2028	7,878,440
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
245,000	4.000		09/01/2027	249,813
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
550,000	4.000		09/01/2025	552,715
1,285,000	5.000		09/01/2030	1,408,814
City of Chino Public Financing Authority Local Agency Refunding Bonds Series 2019A (NR/NR)
230,000	4.000		09/01/2026	233,379
City of Laguna Beach Underground Utility Assessment District No. 2014-2 Woods Cove Limited Obligation Improvement Bonds (NR/NR)
600,000	5.000		09/02/2027	639,223
220,000	5.000		09/02/2028	237,909
230,000	5.000		09/02/2029	250,685
240,000	5.000		09/02/2030	263,127
1,095,000	5.000		09/02/2034	1,214,519
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
750,000	5.000		05/15/2026	773,079
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000	5.000		05/15/2028	3,371,747
City of Los Angeles Department of Airports International Airport Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000	5.000		05/15/2029	1,027,880
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000	5.000		05/15/2030	5,313,890
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series D (Aa3/AA-)
7,425,000	5.000		05/15/2025	7,495,742
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000		09/01/2028	314,337
330,000	4.000		09/01/2030	341,615
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000		09/01/2026	102,128
100,000	5.000		09/01/2027	102,170
95,000	5.000		09/01/2028	97,048
95,000	5.000		09/01/2029	97,034
City of San Francisco Infrastructure and Revitalization Financing District Tax Increment RB Series 2022A (NR/NR)
160,000	5.000	(e)	09/01/2027	170,125
City of San José Multifamily Housing RB for Parkmoor Series 2023F-2 (Cash Collateralized) (HUD SECT 8) (Aaa/NR)
1,450,000	5.000	(b)(c)	06/01/2027	1,498,577
Coachella Valley Water District Drinking Water System Revenue Notes Series 2022A (NR/AA+)
12,015,000	1.375		06/01/2025	11,828,855

The accompanying notes are an integral part of these financial statements.	195

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Community Facilities District No. 2003-3 of The City of Chino Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
$350,000	4.000%		09/01/2029	$356,453
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (Aa3/A+)
5,000,000	5.000	(a)	06/01/2025	5,075,505
Harbor Department of The City of Los Angeles Refunding RB 2024 Series A-1 (AMT) (Aa2/AA+)
3,000,000	5.000		08/01/2031	3,331,852
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds Series 2019 (NR/A-)
2,120,000	3.678		06/01/2038	1,988,938
Irvine Facilities Financing Authority Gateway Preserve Land Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000	5.250		05/01/2048	7,165,661
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
645,000	5.000		09/01/2025	655,180
645,000	5.000		09/01/2026	669,786
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
475,000	5.000		09/01/2025	482,497
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
425,000	5.000		09/01/2026	441,332
Los Angeles County Development Authority Multifamily Housing RB West La Va - Building 156 & 157 Apartments, 2023 Series C (HUD SECT 8) (Aaa/NR)
2,370,000	3.750	(b)(c)	12/01/2046	2,396,806
Los Angeles Unified School District County of Los Angeles California 2024 GO Refunding Bonds Series A (Aa2/NR)
1,825,000	5.000		07/01/2026	1,910,823
3,645,000	5.000		07/01/2027	3,911,771
Modesto Financing Authority Domestic Project RB 2007F (NATL) (Baa2/AA) (3M USD LIBOR + 0.63%)
7,000,000	4.166	(f)	09/01/2037	6,693,151
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/A-) (3M USD LIBOR + 0.72%)
5,275,000	4.467	(f)	07/01/2027	5,279,809
Orange County California Community Facilities District No. 2017- 1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000		08/15/2027	265,578
Perris Joint Powers Authority Local Agency RB 2024 Series (NR/NR)
820,000	5.000		09/01/2026	855,412
870,000	5.000		09/01/2027	925,054
900,000	5.000		09/01/2028	968,709
930,000	5.000		09/01/2029	1,013,601
1,005,000	5.000		09/01/2030	1,101,835
1,080,000	5.000		09/01/2031	1,187,674
1,145,000	5.000		09/01/2032	1,265,239
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
400,000	4.000		09/01/2025	402,083
305,000	4.000		09/01/2027	309,680

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR) – (continued)
$500,000	4.000%		09/01/2028	$507,347
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
205,000	4.000		09/01/2025	205,901
210,000	4.000		09/01/2026	212,812
Rocklin City of CFD No. 10 Whitney Ranch Special Tax Bonds, Series 2019 (NR/NR)
100,000	5.000		09/01/2030	102,040
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000		09/01/2029	805,039
Sacramento City Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD LIBOR + 0.57%)
10,000,000	4.106	(f)	06/01/2039	9,230,836
Sacramento County Financing Authority RB Series 2007B (NATL) (Aa3/AA-) (3M USD LIBOR + 0.55%)
14,165,000	4.086	(f)	06/01/2034	13,649,901
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2019 H (AMT) (A1/A+)
4,000,000	5.000		05/01/2027	4,203,140
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (B1/NR)
930,000	4.000		08/01/2025	920,271
1,020,000	3.000		08/01/2026	978,075
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (NR/NR)
320,000	4.000		07/01/2026	324,049
State of California GO Bonds (Aa2/AA-)
5,760,000	5.000		03/01/2026	5,814,457
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
2,350,000	5.000		04/01/2026	2,438,663
2,350,000	5.000		04/01/2027	2,503,247
20,000,000	5.000		12/01/2028	22,118,234
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (NR/NR)
1,200,000	5.000		10/01/2026	1,242,947
1,435,000	5.000		10/01/2028	1,532,794
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000	5.000		10/01/2027	1,326,441
Washington Township Healthcare District Revenue Refunding Bonds 2020 Series A (Baa3/NR)
225,000	5.000		07/01/2025	227,072
250,000	5.000		07/01/2026	257,194

				336,866,347

Colorado - 3.8%
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Special Revenue Refunding and Improvement Bonds Series 2024A (AGC) (NR/AA)
3,050,000	5.000	(d)	12/01/2024	3,057,903

196	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Baseline Metropolitan District No.1 In The City and County of Broomfield Colorado Special Revenue Refunding and Improvement Bonds Series 2024A (AGC) (NR/AA) – (continued)
$300,000	5.000	%(d)	12/01/2025	$306,348
500,000	5.000	(d)	12/01/2026	521,538
1,000,000	5.000	(d)	12/01/2027	1,061,536
580,000	5.000	(d)	12/01/2028	626,092
750,000	5.000	(d)	12/01/2029	821,650
750,000	5.000	(d)	12/01/2030	828,917
1,000,000	5.000	(d)	12/01/2031	1,110,183
1,050,000	5.000	(d)	12/01/2032	1,161,710
City of Denver Aviation Airport System RB Series 2022C (Aa3/AA-)
1,260,000	5.000		11/15/2026	1,328,017
1,215,000	5.000		11/15/2027	1,311,239
1,380,000	5.000		11/15/2028	1,522,193
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
1,000,000	5.000		11/15/2025	1,021,281
3,750,000	5.250		11/15/2026	3,931,941
4,500,000	5.250		11/15/2027	4,805,994
6,500,000	5.500		11/15/2028	7,162,210
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/AA-)
1,850,000	5.000		11/15/2025	1,889,369
9,980,000	5.000		11/15/2026	10,390,174
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2019B (NR/NR)
1,585,000	5.000	(a)(b)(c)	11/19/2026	1,665,659
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
405,000	5.000		08/01/2025	411,709
1,715,000	5.000		08/01/2026	1,784,493
4,325,000	5.000		08/01/2027	4,594,743
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
2,675,000	5.000		08/01/2026	2,783,393
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019B-2 (A3/A-)
7,520,000	5.000	(b)(c)	08/01/2049	7,684,052
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (A3/A-)
50,000	5.000		11/01/2024	50,056
125,000	5.000		11/01/2025	127,852
1,145,000	5.000		11/01/2026	1,198,748
125,000	5.000		11/01/2027	133,472
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022C (Aa1/AA+)
22,000,000	5.000	(b)(c)	05/15/2062	23,830,785
Colorado Health Facilities Authority RB for Sanford Series 2019A (NR/A+)
500,000	5.000		11/01/2025	511,841
Colorado Health Facilities Authority RB for Series Intermount Health Series 2024E (Aa1/AA+/A-1+)
8,025,000	3.800	(b)(c)	05/15/2064	8,025,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (A3/A-)
$1,000,000	5.000%		08/01/2030	$1,083,546
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A3/A-)
8,015,000	5.000	(b)(c)	08/01/2049	8,055,019
Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000	5.000		12/31/2047	1,001,017
1,000,000	5.000		12/31/2051	1,000,786
Colorado Housing and Finance Authority for The Benefit of Fitz Affordable Owner LLC Multifamily Housing RB for Fitzsimons Gateway Apartments Project Series 2024B (Aaa/NR)
2,000,000	3.180	(b)(c)	09/01/2028	2,011,275
Colorado Housing and Finance Authority Multifamily Housing RB for The Reserves at Eagle Point Project Series 2024 (Aaa/NR)
1,255,000	3.500	(b)(c)	11/01/2043	1,264,819
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)
5,245,000	5.000	(e)	12/01/2026	5,425,990
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000	5.000		12/01/2026	2,068,062
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
205,000	5.000		12/01/2025	208,437
E-470 Public Highway Authority Colorado Revenue Refunding Bonds Series 2004 A (NATL) (A1/A+)
16,250,000	0.000	(g)	09/01/2027	14,899,748
E-470 Public Highway Authority RB Series 2004 A (NATL) (A1/A+)
4,040,000	0.000	(g)	09/01/2028	3,588,094
Maiker Housing Partners Multifamily Housing RB for Overlook at Thornton Series 2023 (Aaa/NR)
2,500,000	4.500	(b)(c)	05/01/2042	2,502,759
Regional Transportation District Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000	5.000		07/15/2028	481,171
Regional Transportation District Sales Tax RB for Fastracks Project Series 2016A (Aa2/AAA)
19,445,000	5.000		11/01/2046	19,991,455
Regional Transportation District Tax Exempt NON-AMT Private Activity Bonds Series 2020A Taxable Private Activity Bonds Series 2020B (Baa1/NR)
350,000	3.000		01/15/2026	348,650
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
250,000	5.000		07/15/2026	258,275
500,000	5.000		01/15/2027	521,242
South Sloan Lake Metropolitan District LT GO Refunding & Improvement Bonds Series 2019 (AGM) (Baa1/AA)
150,000	5.000		12/01/2024	150,280
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
75,000	5.000		12/01/2025	76,593
190,000	5.000		12/01/2026	198,002
150,000	5.000		12/01/2027	158,967
235,000	5.000		12/01/2028	253,135

The accompanying notes are an integral part of these financial statements.	197

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Colorado – (continued)
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA) – (continued)
$175,000	5.000%		12/01/2029	$191,219
300,000	4.000		12/01/2030	314,021
300,000	4.000		12/01/2031	312,597
Trails At Crowfoot Metropolitan District No. 3 In The Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
50,000	5.000		12/01/2025	51,173
80,000	5.000		12/01/2026	83,792
110,000	5.000		12/01/2028	119,826
130,000	5.000		12/01/2029	144,017
150,000	5.000		12/01/2030	168,005
150,000	5.000		12/01/2031	169,852
University of Colorado Hospital Authority Refunding RB Series 2018B Series 2018C (Aa2/AA/A-1+)
9,025,000	3.800	(b)(c)	11/15/2035	9,025,000
University of Colorado Hospital Authority Revenue and Refunding RB Series 2024A (Aa2/AA)
10,765,000	5.000		11/15/2029	12,050,944
University of Colorado Regents Enterprise Refunding RB Series 2021C3B (Aa1/NR) (PUTABLE)
5,000,000	2.000	(b)(c)	06/01/2051	4,879,562
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000	5.000		12/15/2027	129,234
Vauxmont Metropolitan District Subordinate LT GO Special Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
130,000	5.000		12/15/2024	130,354

				188,977,016

Connecticut - 1.0%
City of Bridgeport Connecticut GO Bonds 2024 Series A (BAM) (NR/AA)
1,000,000	5.000	(d)	07/01/2030	1,123,623
2,200,000	5.000	(d)	07/01/2031	2,506,984
800,000	5.000	(d)	07/01/2032	921,006
City of New Haven GO Bonds Series 2018 A (NR/A-)
600,000	5.000		08/01/2025	608,124
City of New Haven GO Bonds Series 2023 (Baa1/A-)
500,000	5.000		08/01/2025	506,770
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000	5.000		08/01/2026	727,527
650,000	5.000		08/01/2027	689,221
900,000	5.000		08/01/2028	970,067
Connecticut Health & Educational Facilities Authority RB for University of Hartford Series N (NR/BB+)
390,000	5.000		07/01/2025	390,841
Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds 2024 Series D (Aaa/AAA/A-1+)
4,185,000	3.850	(b)(c)	11/15/2064	4,203,587
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa2/AA)
5,540,000	5.000		11/01/2026	5,839,029
Housing Authority of The City of Norwalk Multifamily Housing RB Wall Street Place Series 2024 (Aaa/NR)
2,410,000	3.050	(b)(c)	09/01/2058	2,423,602

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – (continued)
State of Connecticut GO Bonds 2016 Series A (Aa3/AA-)
$7,500,000	4.000%		03/15/2034	$7,573,839
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/AA-)
1,500,000	5.000		04/15/2025	1,516,647
State of Connecticut Health & Educational Facilities Authority RB for Hartford Healthcare Series 2020B (NR/A)
5,205,000	5.000	(b)(c)	07/01/2053	5,409,555
State of Connecticut Health and Educational Facilities Authority RB for University of Yale Series 2010A-3 (Aaa/NR/AAA) (PUTABLE)
5,520,000	2.950	(b)(c)	07/01/2049	5,543,632
State of Connecticut Special Tax Obligation Bonds for Transportation Infrastructure Purposes 2022 Series A (Aa3/AA)
2,415,000	5.000		07/01/2026	2,520,093
1,500,000	5.000		07/01/2027	1,604,299
State of Connecticut Special Tax Obligation Refunding Bonds for Transportation Infrastructure Purposes 2022 Series B (Aa3/AA)
1,750,000	5.000		07/01/2026	1,826,155
2,150,000	5.000		07/01/2027	2,299,495

				49,204,096

Delaware - 0.6%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A2/A) (PUTABLE)
5,425,000	1.050	(b)(c)	01/01/2031	5,316,747
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
700,000	5.000		06/01/2025	706,419
725,000	5.000		06/01/2027	755,056
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (Baa3/BBB-)
14,650,000	1.250	(b)(c)	10/01/2045	14,259,749
New Castle County GO Bonds Series 2015 (Aaa/AAA)
5,000,000	5.000	(a)	10/01/2025	5,113,538
University of Delaware RB Series 2015 (NR/NR)
1,805,000	5.000	(a)	05/01/2025	1,825,171

				27,976,680

District of Columbia - 2.2%
District of Columbia GO Bonds Series 2016A (Aaa/AA+)
3,415,000	5.000		06/01/2027	3,557,652
District of Columbia GO Bonds Series 2016D (Aaa/AA+)
3,170,000	5.000		06/01/2027	3,341,615
District of Columbia Housing Finance Agency Multifamily Housing RB for Edgewood Commons V Apartments Project Series 2023 (HUD SECT 8 FHA 221(D4)) (Aaa/NR)
4,820,000	5.000	(b)(c)	06/01/2027	4,926,537
Metro Washington Airports Authority Airport System Revenue and Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,000,000	5.000		10/01/2032	5,063,604
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000	5.000		10/01/2028	5,784,821

198	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
$15,185,000	5.000%		10/01/2029	$15,949,121
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
24,325,000	5.000		10/01/2026	25,149,406
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000	5.000		10/01/2027	2,517,251
Metropolitan Washington Airports Authority Dulles toll Road RB Third Senior Lien Convertible Capital Appreciation Bonds Series 2009C (AGC) (A1/AA)
28,430,000	6.500	(a)	10/01/2026	30,649,394
Washington Convention and Sports Authority Senior Lien Dedicated Tax Revenue Refunding Bonds Series 2018A (Aa3/A+)
3,535,000	5.000		10/01/2027	3,785,290
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (Aa3/AA-)
4,295,000	5.000		10/01/2035	4,344,152
Washington Metropolitan Area Transit Authority Second Lien RB for Sustainability Climate Transition Bonds Series 2023A (NR/AA)
950,000	5.000		07/15/2025	966,226
625,000	5.000		07/15/2026	652,567

				106,687,636

Florida - 5.4%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
990,000	5.000		05/01/2025	997,999
1,045,000	5.000		05/01/2026	1,074,395
1,095,000	5.000		05/01/2027	1,144,704
1,155,000	5.000		05/01/2028	1,225,268
1,195,000	2.375		05/01/2029	1,134,847
1,225,000	2.625		05/01/2030	1,152,707
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
555,000	3.750		05/01/2029	552,028
Aventura Isles Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
180,000	5.000		05/01/2025	181,340
190,000	5.000		05/01/2026	193,400
975,000	5.000		05/01/2034	1,042,981
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
115,000	4.500		11/01/2025	115,449
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700		11/01/2029	2,521,994
Bellalago Educational Facilities Benefit District Capital Improvement RB, Series 2014 (A2/NR)
1,165,000	4.000		05/01/2025	1,160,654
1,220,000	4.125		05/01/2026	1,219,949
1,070,000	4.250		05/01/2027	1,069,946
Bexley Community Development District Special Assessment RB for Pasco County Series 2016 (NR/NR)
200,000	4.100		05/01/2026	200,657

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Bluewaters Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
$168,000	5.000%		05/01/2025	$169,189
176,000	5.000		05/01/2026	178,976
185,000	5.000		05/01/2027	189,784
1,869,000	5.000		05/01/2035	1,999,743
Broward County School Board Certificates of Participation Series 2015A (Aa3/A+)
16,915,000	5.000		07/01/2025	17,177,421
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
315,000	4.000		08/01/2030	316,355
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
105,000	3.500		11/01/2024	104,836
Century Gardens Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
118,000	5.000		05/01/2025	119,013
125,000	5.000		05/01/2026	128,239
131,000	5.000		05/01/2027	135,990
1,126,000	5.000		05/01/2034	1,204,943
City of Fort Lauderdale Special Assessment Bonds for Las Olas Isles Underground Project Series 2022 (NR/NR)
220,000	5.000	(e)	07/01/2029	230,095
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles Undergrounding Project Series 2022 (NR/NR)
180,000	5.000	(e)	07/01/2025	181,770
190,000	5.000	(e)	07/01/2026	193,939
200,000	5.000	(e)	07/01/2027	205,773
City of Jacksonville Special Revenue Refunding Bonds Series 2023A (NR/AA)
700,000	5.000		10/01/2025	715,570
City of Jacksonville Special Revenue Refunding Bonds Series 2023B (NR/AA)
1,250,000	5.000		10/01/2025	1,277,803
City of Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds Series 2012 (NR/NR)
1,765,000	5.000		04/01/2025	1,766,182
City of South Miami Health Facilities Authority Florida Hospital Refunding RB Series 2017 Baptist Health South Florida Obligated Group (A1/AA-)
1,500,000	5.000		08/15/2047	1,532,058
City of South Miami Health Facilities Authority Hospital RB Refunding for Baptist Health South Florida Obligated Group Series 2017 (A1/AA-)
3,000,000	5.000		08/15/2026	3,121,304
7,170,000	5.000		08/15/2027	7,615,176
Cityplace Community Development District Special Assessment Revenue Refunding Bonds Series 2012 (NR/NR)
2,415,000	5.000		05/01/2026	2,457,689
Collier County Water-Sewer District Water And Sewer Refunding Revenue Bonds Series 2016 (Aaa/NR)
1,000,000	5.000	(a)	07/01/2026	1,043,440
Copper Creek Community Development District Special Assessment Bonds for City of Port St. Lucie Series 2019 (NR/NR)
45,000	3.875	(e)	11/01/2024	44,994

The accompanying notes are an integral part of these financial statements.	199

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
$183,000	3.000%		05/01/2025	$181,776
Coral Keys Homes Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2020 (NR/NR)
170,000	3.125		05/01/2030	164,442
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
150,000	3.000		05/01/2025	149,283
315,000	3.000		05/01/2026	311,327
Cypress Mill Community Development District Special Assessment Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
245,000	4.000		05/01/2028	247,556
250,000	4.000		05/01/2033	247,461
Cypress Shadows Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
34,000	4.000		11/01/2024	34,006
37,000	4.000		11/01/2026	37,109
Duval County School Board Certificates of Participation Series 2022A (AGM) (NR/AA)
3,185,000	5.000		07/01/2026	3,319,635
5,105,000	5.000		07/01/2027	5,436,236
Entrada Community Development District St Johns County, Florida Capital Improvement RB, Series 2021 (NR/NR)
165,000	2.125	(e)	05/01/2026	160,821
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (Baa2/BBB) (PUTABLE)
425,000	2.000	(b)(c)	11/01/2033	425,000
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,185,000	4.250		05/01/2029	2,208,448
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
270,000	2.000		11/01/2024	269,270
275,000	2.000		11/01/2025	268,871
280,000	2.000		11/01/2026	270,023
290,000	2.000		11/01/2027	274,734
295,000	2.000		11/01/2028	274,748
300,000	2.000		11/01/2029	275,354
305,000	2.125		11/01/2030	270,654
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)
95,000	2.625	(e)	12/15/2024	94,581
Florida Development Finance Corporation Educational Facilities RB Saint andrew’s School of Boca Raton Inc. Project Series 2024A (NR/BBB+)
150,000	5.000		06/01/2028	159,191
375,000	5.000		06/01/2029	402,716
295,000	5.000		06/01/2030	319,027
415,000	5.000		06/01/2031	450,711
Florida Housing Finance Corp. Multifamily Mortgage RB for Brownsville Transit Village V 2024 Series B (GNMA COLL) (NR/AA+) (PUTABLE)
780,000	3.350	(b)(c)	10/01/2027	783,285

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (A2/A)
$6,425,000	5.000%		09/01/2025	$6,473,942
5,510,000	5.000		09/01/2026	5,671,585
4,020,000	5.000		09/01/2027	4,181,551
Florida Municipal Power Agency All-Requirements Power Supply Project Refunding RB Series 2016A (A2/NR)
2,285,000	5.000		10/01/2027	2,378,650
Flow Way Community Development District Collier County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
160,000	5.000		05/01/2025	161,162
165,000	5.000		05/01/2026	167,876
125,000	5.000		05/01/2027	128,336
745,000	5.000		05/01/2034	797,554
Flow Way Community Development District Collier County, Florida Special Assessment Bonds, Series 2019 Phase 7 and Phase 8 Projects Bank Qualified (NR/NR)
995,000	3.700		11/01/2029	989,378
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
255,000	2.750		05/01/2025	252,413
260,000	3.000		05/01/2026	257,046
Gardens at Hammock Beach Community Development District Flagler County Florida Special Assessment Bonds Assessment Area One Series 2024-1 (NR/NR)
190,000	4.800		05/01/2031	191,196
Gateway Services Community Development District Special Assessment Bonds Series 2023-1 (AGM) (NR/AA)
1,730,000	3.250		05/01/2028	1,737,819
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,000,000	4.000		05/01/2031	1,002,744
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
175,000	2.500		05/01/2025	173,507
200,000	2.500		05/01/2026	197,611
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
320,000	3.000		05/01/2025	316,759
Hillsborough County Aviation Authority Florida Tampa International Airport RB 2024 Series B (AMT) (Aa3/NR)
1,845,000	5.000		10/01/2028	1,972,395
Hillsborough County Industrial Development Authority Health System RB Baycare Health System Series 2024C (Aa2/NR)
10,000,000	5.000		11/15/2029	11,179,253
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
132,000	3.000		05/01/2025	131,298
139,000	3.000		05/01/2026	136,942
Housing Finance Authority of Broward County Florida Multifamily Housing RB Series 2024 (HUD SECT 8) (Aaa/NR) (PUTABLE)
3,750,000	3.150	(b)(c)	03/01/2028	3,766,476
Housing Finance Authority of Broward County Multifamily Housing RB for Pinnacle 441 Phase 2 Series 2023 (Aaa/NR) (PUTABLE)
1,200,000	4.050	(b)(c)	09/01/2056	1,215,229

200	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (Aaa/NR)
$1,755,000	3.250	%(b)(c)	09/01/2042	$1,763,461
Housing Finance Authority of Miami-Dade County Multifamily Housing RB for Emerald Dunes Series 2023B (Aaa/NR) (PUTABLE)
1,155,000	4.050	(b)(c)	09/01/2026	1,163,416
Housing Finance Authority of Polk County Multifamily Housing RB for Episcopal Catholic Apartments Series 2023 (HUD SECT 8) (Aaa/NR) (PUTABLE)
1,643,000	4.150	(b)(c)	12/01/2040	1,670,931
JEA Electric System RB Series Three 2024A (AGC) (A1/AA)
1,000,000	5.000	(d)	10/01/2030	1,131,510
1,700,000	5.000	(d)	10/01/2031	1,945,933
1,250,000	5.000	(d)	10/01/2032	1,444,457
Julington Creek Plantation Community Development District St. Johns County, Florida Special Assessment RB, Series 2023 (AGM) (NR/AA)
4,090,000	5.000		05/01/2032	4,595,393
Lake Frances Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2018 (NR/BBB-)
492,000	4.000		05/01/2031	486,432
Lake Frances Community Development District Special Assessment Refunding Series 2018 (NR/BBB-)
84,000	3.000		05/01/2025	83,192
Lakes By The Bay South Community Development District Miami- Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
4,000,000	5.000		05/01/2034	4,312,752
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
60,000	2.000		05/01/2028	56,665
70,000	2.000		05/01/2029	64,934
Lee County Industrial Development Authority Florida Healthcare Facilities RB Series 2024 Shell Point Obligated Group Series 2024B-3 (NR/BBB+)
5,000,000	4.125		11/15/2029	5,034,938
Lee Memorial Health System Hospital Revenue & Revenue Refunding Bonds 2019 Series A-2 (A2/A+)
8,410,000	5.000	(b)(c)	04/01/2033	8,558,719
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,350,000	5.000		05/01/2032	1,356,464
Miami Dade County Educational Facility Authority RB for University of Miami (AMBAC) (A2/A-)
10,995,000	5.250		04/01/2027	11,636,635
Miami-Dade County Aviation Revenue Refunding Bonds Series 2014A (AMT) (A1/A+)
20,000,000	5.000		10/01/2035	20,022,204
Miami-Dade County Aviation Revenue Refunding Bonds Series 2024A (AMT) (NR/A+)
1,520,000	5.000		10/01/2027	1,599,812
1,110,000	5.000		10/01/2028	1,186,214
Miami-Dade County General Obligation Bonds Building Better Communities Program Series 2015-D (Aa2/AA)
3,710,000	5.000		07/01/2027	3,851,482

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Moody River Estates Community Development District Lee County Florida Senior Special Assessment Refunding Bonds Series 2017A-1 (NR/A-)
$500,000	4.000%		05/01/2031	$500,375
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000	3.500	(e)	05/01/2025	124,006
Oak Creek Community Development District Pasco County Florida Bank Qualified Senior Special Assessment Refunding Bonds Series 2015A-1 (NR/A+)
200,000	4.000		05/01/2026	200,806
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450		05/01/2031	1,153,064
Orange County Health Facilities Authority RB Presbyterian Retirement Communities Obligated Group Project Series 2024 (NR/NR)
1,000,000	5.000		08/01/2025	1,016,713
700,000	5.000		08/01/2026	726,416
1,245,000	5.000		08/01/2027	1,316,283
1,295,000	5.000		08/01/2028	1,393,008
915,000	5.000		08/01/2029	1,001,581
955,000	5.000		08/01/2030	1,058,289
1,510,000	5.000		08/01/2031	1,688,706
1,585,000	5.000		08/01/2032	1,776,982
1,665,000	5.000		08/01/2033	1,876,061
1,745,000	5.000		08/01/2034	1,959,314
Orange County Health Facilities Authority Revenue Hospital Bonds for AdventHealth Obligated Group Series 2021 C (NR/AA) (PUTABLE)
15,575,000	5.000	(b)(c)	11/15/2052	16,273,288
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (NR/BBB+)
780,000	5.000		10/01/2024	780,000
Osceola County Transportation Improvement Refunding RB Series 2019A-1 (NR/BBB+)
275,000	5.000		10/01/2025	278,653
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
1,105,000	4.000		05/15/2026	1,104,272
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018A-1 (NR/A)
210,000	3.000		11/01/2024	209,747
Parkway Center Community Development District Special Assessment Refunding Bonds Series 2018-1 (NR/BBB)
255,000	3.500		05/01/2025	253,581
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (AGM) (A1/AA)
250,000	5.250		09/01/2025	254,849
250,000	5.250		09/01/2026	261,814
300,000	5.250		09/01/2027	321,257
300,000	5.250		09/01/2028	327,770
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (NR/AA)
510,000	2.000		05/01/2025	502,642
520,000	2.000		05/01/2026	504,907
530,000	2.000		05/01/2027	506,072

The accompanying notes are an integral part of these financial statements.	201

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
$680,000		5.000%		05/01/2025	$687,887
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000		5.000		05/01/2033	6,865,018
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
225,000		3.000		05/01/2025	224,033
285,000		3.000		05/01/2026	282,072
390,000		3.000		05/01/2027	382,357
River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1
	(NR/A-)
415,000		2.750		05/01/2025	411,004
425,000		3.000		05/01/2026	419,787
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (NR/BBB+)
139,000		2.500		05/01/2025	137,348
143,000		2.500		05/01/2026	139,394
146,000		2.500		05/01/2027	140,918
148,000		2.500		05/01/2028	140,919
157,000		2.500		05/01/2030	143,463
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
180,000		3.000		05/01/2025	178,961
225,000		3.000		05/01/2026	221,502
Sabal Palm Community Development District Broward County Florida Special Assessment Refunding Bonds Series 2024
(NR/NR	)
85,000		5.000		05/01/2025	85,607
65,000		5.000		05/01/2026	66,142
70,000		5.000		05/01/2027	71,883
Sandmine Road Community Development District Special Assessment Bonds for Polk County Series 2020 (NR/NR)
105,000		2.625	(e)	05/01/2025	104,276
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
240,000		3.000		05/01/2025	239,030
School Board of Miami-Dade County Florida Certificates of Participation Series 2016B (A1/A+)
7,340,000		5.000		08/01/2027	7,578,314
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (NR/A+)
100,000		2.750		05/01/2025	99,397
95,000		3.000		05/01/2026	94,110
State of Florida Department of Transportation Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Refunding Bonds Series 2016A (Aaa/AAA)
2,500,000		4.000		07/01/2031	2,543,205
Storey Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
190,000		3.125		12/15/2025	188,038
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)
460,000		3.750	(e)	06/15/2029	459,442

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Summerstone Community Development District Pasco County, Florida Special Assessment RB, Series 2020 Phase One (NR/NR)
$35,000	2.500%		05/01/2025	$34,736
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
121,000	3.000		05/01/2025	120,356
725,000	3.500		05/01/2031	696,138
Tampa Bay Water Utility System Refunding RB Series 2015A (Aa1/AA+)
4,225,000	4.000		10/01/2029	4,274,282
Tapestry Community Development District Special Assessment RB for City of Kissimmee Series 2016 (NR/NR)
230,000	4.250		05/01/2026	230,968
The Preserve At South Branch Community Development District Pasco County, Florida Special Assessment RB, Series 2021 Phase 3 (NR/NR)
250,000	3.000		05/01/2031	242,137
Tolomato Community Development District Special Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
760,000	3.000		05/01/2025	757,084
1,605,000	3.000		05/01/2027	1,613,513
Touchstone Community Development District Senior Special Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000	4.500		05/01/2026	106,548
115,000	4.500		05/01/2028	118,764
120,000	4.500		05/01/2029	124,715
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (NR/A-)
140,000	4.150		05/01/2025	140,100
145,000	4.250		05/01/2026	145,163
Venetian Parc Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 Assessment Area Two (NR/NR)
115,000	5.000	(e)	05/01/2025	115,820
120,000	5.000	(e)	05/01/2026	122,195
100,000	5.000	(e)	05/01/2027	102,807
1,075,000	5.000	(e)	05/01/2034	1,150,833
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
1,035,000	3.750		05/01/2026	1,028,181
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (NR/AA)
500,000	2.000		05/01/2025	491,513
795,000	2.000		05/01/2026	766,789
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
177,000	3.000		05/01/2025	176,058
973,000	3.500		05/01/2030	937,634
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)
10,000	1.875	(e)	05/01/2025	9,920
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
280,000	4.000		05/01/2025	281,012
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,315,000	5.000		05/01/2025	1,327,661

202	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (NR/AA) – (continued)
$1,385,000	5.000%		05/01/2026	$1,429,986
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
215,000	2.000		05/01/2026	208,391
Waterset Central Community Development District Special Assessment Bonds for Hillsborough County Series 2018 (NR/NR)
95,000	4.000	(e)	11/01/2024	95,008
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,000,000	3.750	(e)	06/15/2030	1,958,686
Winding Cypress Community Development District Special Assessment Bonds for Collier County Series 2015 (NR/NR)
170,000	4.375		11/01/2025	170,678

				267,833,370

Georgia - 2.3%
Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bown Project Series 2009 (A3/A/A-2) (PUTABLE)
3,130,000	3.950	(b)(c)	12/01/2032	3,250,221
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Series 1996 (A3/A) (PUTABLE)
1,335,000	3.875	(b)(c)	10/01/2032	1,353,551
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (Baa1/BBB+) (PUTABLE)
2,000,000	1.500	(b)(c)	01/01/2040	1,974,213
City of Atlanta GO Public Improvement Bonds Series 2022A-1 (Aa1/NR)
835,000	5.000		12/01/2024	837,419
545,000	5.000		12/01/2025	560,433
1,000,000	5.000		12/01/2026	1,055,056
525,000	5.000		12/01/2027	567,110
City of Atlanta GO Public Improvement Bonds Series 2022A-2 (Aa1/NR)
1,105,000	5.000		12/01/2025	1,136,291
1,100,000	5.000		12/01/2026	1,160,561
2,375,000	5.000		12/01/2027	2,565,498
Colquitt County School District GO Bonds Series 2023 (ST AID WITHHLDG) (Aa1/NR)
585,000	5.000		12/01/2025	601,020
935,000	5.000		12/01/2026	986,274
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (A3/A) (PUTABLE)
4,850,000	2.875	(b)(c)	12/01/2049	4,812,624
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2013 (A3/A) (PUTABLE)
2,395,000	3.375	(b)(c)	11/01/2053	2,420,986
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (Baa1/BBB+) (PUTABLE)
2,020,000	3.375	(b)(c)	11/01/2048	2,041,917

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Development Authority of Burke County Pollution Control RB Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A3/A) (PUTABLE)
$1,950,000	3.700	%(b)(c)	10/01/2032	$2,012,460
Housing Authority of Douglas County Multifamily Housing RB Astoria at Crystal Lake Project Series 2024B (Aaa/NR)
1,000,000	5.000	(b)(c)	10/01/2028	1,058,917
Housing Authority of The City of Lawrenceville Multifamily Housing RB Applewood Towers Project Series 2024B (Aaa/ NR)
1,615,000	5.000	(b)(c)	10/01/2028	1,710,627
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (A1/NR)
2,500,000	5.000		05/15/2025	2,517,082
3,000,000	5.000		05/15/2026	3,071,334
500,000	5.000		05/15/2027	520,303
1,975,000	5.000		05/15/2030	2,085,645
Main Street Natural Gas Inc. Gas Supply RB Series 2019C (A3/NR)
5,230,000	4.000	(b)(c)	03/01/2050	5,278,059
Main Street Natural Gas Inc. Gas Supply RB Series 2021A (Aa1/NR)
3,000,000	4.000	(b)(c)	07/01/2052	3,036,803
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (A3/ NR)
1,000,000	4.000		12/01/2025	1,006,758
Main Street Natural Gas Inc. Gas Supply RB Series 2022B (A3/NR)
1,740,000	5.000		06/01/2027	1,820,899
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)
1,705,000	4.000	(e)	11/01/2025	1,703,490
3,665,000	4.000	(e)	11/01/2026	3,665,480
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (Aa1/ NR)
13,040,000	5.000	(b)(c)	07/01/2053	14,116,711
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1 (Aa1/NR)
4,000,000	5.000	(b)(c)	12/01/2053	4,355,812
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A (A1/NR)
3,740,000	5.000		05/15/2028	3,952,382
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3/NR)
500,000	4.000		12/01/2025	503,550
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR/BBB-)
3,810,000	4.000	(e)	11/01/2027	3,805,714
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A (Aa1/NR)
2,800,000	5.000	(b)(c)	05/01/2054	3,060,638
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (A1/AA-)
7,190,000	5.000	(b)(c)	07/01/2054	7,349,037
Monroe County Development Authority Pollution Control RB First Series 2009 (A3/A/A-1) (PUTABLE)
2,275,000	1.000	(b)(c)	07/01/2049	2,133,040

The accompanying notes are an integral part of these financial statements.	203

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Georgia – (continued)
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2006 (A3/A) (PUTABLE)
$1,560,000	3.875	%(b)(c)	12/01/2041	$1,581,678
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2012 (A3/A) (PUTABLE)
2,875,000	3.875	(b)(c)	06/01/2042	2,914,952
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2013 (A3/A) (PUTABLE)
1,560,000	3.875	(b)(c)	04/01/2043	1,581,678
Municipal Electric Authority of Georgia Project One Subordinated Bonds Series 2024A (A2/A-)
300,000	5.000	(d)	01/01/2027	315,490
275,000	5.000	(d)	01/01/2028	295,172
125,000	5.000	(d)	01/01/2029	136,636
400,000	5.000	(d)	01/01/2030	444,393
500,000	5.000	(d)	01/01/2031	560,688
Richmond County Board of Education GO Sales Tax Bonds Series 2023 (ST AID WITHHLDG) (Aa1/AA+)
875,000	5.000		10/01/2025	894,636
2,850,000	5.000		10/01/2026	2,994,890
650,000	5.000		10/01/2027	699,513
Savanah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds Series 2019A (Baa2/BBB) (PUTABLE)
425,000	2.000	(b)(c)	11/01/2033	425,000
Urban Residential Finance Authority of The City of Atlanta Georgia Multifamily Housing RB Series 2024B (Aaa/NR)
8,800,000	2.920	(b)(c)(d)	05/01/2029	8,800,408

				115,733,049

Guam - 0.3%
A.B. Won Pat International Airport Authority Guam General RB 2024 Series A (AMT) (Baa2/NR)
120,000	5.000	(d)	10/01/2027	125,156
200,000	5.000	(d)	10/01/2028	210,926
500,000	5.000	(d)	10/01/2029	532,493
250,000	5.000	(d)	10/01/2030	267,118
250,000	5.000	(d)	10/01/2031	268,054
350,000	5.000	(d)	10/01/2032	375,940
A.B. Won Pat International Airport Authority Guam General RB 2024 Series B (NON-AMT) (Baa2/NR)
200,000	5.000	(d)	10/01/2030	220,680
200,000	5.000	(d)	10/01/2031	222,466
400,000	5.000	(d)	10/01/2032	447,368
200,000	5.000	(d)	10/01/2033	224,762
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000	5.000		10/01/2029	1,417,145
Guam Power Authority Revenue Refunding Bonds 2024 Series A (Baa2/BBB)
500,000	5.000		10/01/2025	510,010
500,000	5.000		10/01/2026	521,694
450,000	5.000		10/01/2027	478,316
500,000	5.000		10/01/2028	540,249
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-)
350,000	5.000		07/01/2025	354,690

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024A (Baa2/A-) – (continued)
$350,000	5.000%		07/01/2026	$362,517
350,000	5.000		07/01/2027	369,608
750,000	5.000		07/01/2028	805,991
700,000	5.000		07/01/2029	763,171
1,125,000	5.000		07/01/2030	1,238,912
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2024B (Baa2/A-)
500,000	5.000		07/01/2025	506,699
600,000	5.000		07/01/2026	621,458
500,000	5.000		07/01/2027	528,012
1,000,000	5.000		07/01/2028	1,074,655
985,000	5.000		07/01/2029	1,073,891
1,175,000	5.000		07/01/2030	1,293,975

				15,355,956

Hawaii - 0.8%
City and County of Honolulu GO Bonds for Honolulu Rail Transit Project Series 2021E (Aa2/NR)
5,315,000	5.000		03/01/2027	5,642,088
City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (HUD SECT 8) (Aaa/NR) (PUTABLE)
7,040,000	5.000	(b)(c)	06/01/2027	7,271,197
City and County of Honolulu Wastewater System RB Junior Series 2025A (NR/AA+)
3,400,000	5.000	(d)	07/01/2032	3,834,190
City of Honolulu GO Bonds Series A (Aa2/NR)
10,575,000	4.000		10/01/2034	10,636,747
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
75,000	5.000		05/15/2029	78,239
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (Ba3/NR)
10,735,000	3.100		05/01/2026	10,321,868

				37,784,329

Illinois - 7.2%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
325,000	5.000		10/01/2025	330,601
250,000	5.000		10/01/2026	259,210
325,000	5.000		10/01/2028	347,297
Carol Stream Park District GO Refunding Park Bonds Series 2016 (BAM) (NR/AA)
4,705,000	5.000		01/01/2037	4,806,513
Chicago GO Bonds 2019A (NR/NR)
550,000	5.000		01/01/2028	593,368
Chicago GO Bonds 2019A (NR/BBB+)
3,210,000	5.000		01/01/2028	3,390,038
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB+)
660,000	0.000	(g)	12/01/2026	612,377
4,645,000	0.000	(g)	12/01/2027	4,146,720
365,000	0.000	(g)	12/01/2029	299,151

204	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB+)
$250,000	0.000	%(g)	12/01/2027	$223,182
95,000	0.000	(g)	12/01/2029	77,861
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL) (Baa2/BB+)
9,285,000	0.000	(g)	12/01/2024	9,223,083
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB+)
640,000	0.000	(g)	12/01/2025	614,274
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
2,275,000	5.000		12/01/2024	2,278,273
1,825,000	5.000		12/01/2025	1,853,992
3,615,000	5.000		12/01/2026	3,757,876
Chicago O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A+)
11,000,000	5.000		01/01/2031	11,032,432
Chicago Park District GO LT Refunding Bonds Series 2023C (NR/AA-)
2,400,000	5.000		01/01/2026	2,460,960
2,780,000	5.000		01/01/2027	2,917,064
1,965,000	5.000		01/01/2028	2,104,912
Chicago Transit Authority Sales Tax Receipts RB Series 2014 (NR/AA)
11,750,000	5.250		12/01/2049	11,765,588
City of Chicago Board of Education Capital Appreciation Bonds for School Reform Series 1998B-1 (NATL) (Baa2/BB+)
685,000	0.000	(g)	12/01/2028	587,593
City of Chicago Board of Education GO Bonds Series 1999 A (NATL) (Baa2/BB+)
5,000,000	5.500		12/01/2026	5,160,410
1,755,000	0.000	(g)	12/01/2030	1,374,706
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (AGM) (NR/AA)
1,500,000	5.000		12/01/2029	1,603,381
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (AGM) (NR/AA)
5,000,000	5.000		12/01/2027	5,261,598
7,535,000	5.000		12/01/2029	8,011,970
1,000,000	5.000		12/01/2030	1,060,446
City of Chicago GO Bonds Project & Refunding Series 2017A (NR/BBB+)
2,000,000	5.625		01/01/2031	2,088,137
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
3,430,000	5.000		01/01/2027	3,569,780
5,245,000	5.000		01/01/2028	5,539,174
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB+)
1,855,000	4.000		01/01/2028	1,901,191
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
1,000,000	5.000		01/01/2029	1,070,585
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
3,250,000	5.000		01/01/2026	3,343,476
2,345,000	5.000		01/01/2027	2,474,938

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago Midway Airport RB Refunding for Senior Lien Airport Series 2023C (AMT) (NR/A)
$5,000,000	5.000%		01/01/2026	$5,104,091
5,755,000	5.000		01/01/2027	5,970,019
City of Chicago Midway Airport Senior Lien Airport Refunding RB Series 2023C (AMT) (NR/A)
1,000,000	5.000		01/01/2028	1,053,729
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022C (AMT) (NR/A+)
2,000,000	5.000		01/01/2025	2,006,732
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (NR/A+)
5,000,000	5.000		01/01/2027	5,017,769
City of Chicago Second Lien Wastewater Transmission RB Refunding Series 2024A (NR/A+)
500,000	5.000		01/01/2026	513,543
600,000	5.000		01/01/2027	630,880
City of Chicago Second Lien Water RB Refunding Series 2024A (NR/A+)
2,650,000	5.000		11/01/2031	3,014,179
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A+)
1,900,000	5.000		11/01/2026	1,992,960
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR/NR)
314,000	2.270	(e)	12/01/2024	312,865
329,000	2.530	(e)	12/01/2025	325,850
305,000	2.690	(e)	12/01/2026	301,309
255,000	2.870	(e)	12/01/2027	250,891
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000	3.040	(e)	12/01/2028	264,344
Illinois Community College District No. 512 GO Bonds Series 2020 (Aaa/NR)
1,980,000	4.000		12/15/2025	2,009,590
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR) (SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000	3.850	(c)(f)	05/01/2042	2,220,127
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
500,000	5.000		10/01/2026	515,932
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
700,000	3.875	(b)(c)	05/01/2040	704,106
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Ba2/NR)
600,000	5.000		09/01/2025	599,953
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000		05/15/2026	541,183
Illinois Finance Authority RB The University of Chicago Series 2024B (Aa2/AA-)
2,400,000	5.000		04/01/2027	2,545,502
2,700,000	5.000		04/01/2028	2,926,346

The accompanying notes are an integral part of these financial statements.	205

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series 2024 (NR/BBB+)
$430,000	5.000%		08/01/2025	$435,298
500,000	5.000		08/01/2026	516,146
500,000	5.000		08/01/2027	522,459
805,000	5.000		08/01/2028	851,922
Illinois Finance Authority Taxable RB for Theory and Computing Sciences Building Trust Series 2023 (A2/NR)
12,575,000	6.693		07/01/2033	12,907,346
Illinois Housing Development Authority Multifamily Housing RB Series 2024 Walden Oaks Il (HUD SECT 8 FHA 221(D)(4)) (Aaa/NR)
2,500,000	5.000	(b)(c)	10/01/2027	2,599,763
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 (6900 Crandon) (HUD SECT 8 FHA 221(d)(4)) (Aaa/NR)
1,330,000	5.000	(b)(c)	02/01/2027	1,363,995
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 South Shore (FHA 221(D4) HUD SECT 8) (FHA 221(D4) HUD SECT 8) (Aaa/NR)
5,335,000	4.000	(b)(c)	06/01/2026	5,354,331
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 South Shore (HHDC) (HUD SECT 8) (Aaa/NR)
4,340,000	5.000	(b)(c)	02/01/2027	4,448,066
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (NR/BBB+)
3,235,000	0.000	(g)	06/15/2025	3,153,196
Illinois State GO Bonds Series 2017 D (A3/A-)
26,975,000	5.000		11/01/2025	27,560,603
34,465,000	5.000		11/01/2026	36,026,130
Illinois State GO Bonds Series 2019 A (A3/A-)
4,000,000	5.000		11/01/2024	4,005,013
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024A (NR/A)
1,950,000	5.000		06/15/2029	2,074,798
Metropolitan Pier & Exposition Authority Mccormick Place Expansion Project Refunding Bonds Series 2024B (NR/A)
4,035,000	4.000		12/15/2026	4,144,223
840,000	4.000		12/15/2027	871,830
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000	5.000		12/15/2027	3,065,185
Northern Illinois University Board of Trustees Auxiliary Facilities System RB Series 2021 (BAM) (Baa3/AA)
325,000	5.000		10/01/2030	354,191
Sales Tax Securitization Corp Bonds Series 2018C (NR/AA-)
10,900,000	5.000		01/01/2026	11,218,946
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/AA-)
3,480,000	5.000		01/01/2026	3,581,829
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/AA-)
5,105,000	5.000		01/01/2027	5,364,693
State of Illinois Build Illinois Junior Obligation Bonds Series 2021A (NR/A)
2,460,000	4.000		06/15/2025	2,477,406
State of Illinois General Obligation Bonds Series of May 2024B (A3/A-)
3,000,000	5.000		05/01/2026	3,100,483

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
State of Illinois General Obligation Bonds Series of May 2024B (A3/A-) – (continued)
$3,000,000	5.000%	05/01/2027	$3,166,539
State of Illinois GO Bonds Refunding Series 2022B (A3/A-)
3,000,000	5.000	03/01/2025	3,022,640
State of Illinois GO Bonds Series 2014 (A3/A-)
1,280,000	5.000	05/01/2028	1,285,651
1,295,000	5.000	04/01/2031	1,300,903
State of Illinois GO Bonds Series 2016 (A3/A-)
2,965,000	5.000	01/01/2026	3,041,894
5,700,000	5.000	11/01/2028	5,928,321
State of Illinois GO Bonds Series 2017A (A3/A-)
3,455,000	5.000	12/01/2027	3,686,967
State of Illinois GO Bonds Series 2017C (A3/A-)
6,540,000	5.000	11/01/2029	6,927,036
State of Illinois GO Bonds Series 2017D (A3/A-)
5,560,000	5.000	11/01/2027	5,925,333
State of Illinois GO Bonds Series 2020 (A3/A-)
1,065,000	5.500	05/01/2030	1,164,767
State of Illinois GO Bonds Series 2021A (A3/A-)
2,750,000	5.000	03/01/2026	2,832,040
State of Illinois GO Bonds, Refunding Series of May 2023D (A3/A-)
8,035,000	5.000	07/01/2025	8,152,648
State of Illinois GO Refunding Bonds Series 2016 (A3/A-)
4,215,000	5.000	02/01/2026	4,332,456
4,020,000	5.000	02/01/2028	4,217,472
2,100,000	5.000	02/01/2029	2,197,926
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
6,490,000	5.000	10/01/2028	7,022,762
State of Illinois GO Refunding Bonds Series 2018B (A3/A-)
6,000,000	5.000	10/01/2028	6,492,538
State of Illinois GO Refunding Bonds Series of October 2016 Il (A3/A-)
225,000	5.000	02/01/2027	236,323
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (A3/A-)
2,000,000	5.000	10/01/2025	2,040,482
The County of Cook Illinois Sales Tax RB Series 2024 (NR/AA-)
750,000	5.000	11/15/2027	803,427
1,000,000	5.000	11/15/2028	1,092,532

			355,832,566

Indiana - 1.0%
City of Rockport Pollution Control Revenue Refunding Bonds for AEP Generating Company Project Series 1995 (NON-AMT) (Baa2/BBB+)
4,150,000	3.125	07/01/2025	4,119,723
City of Rockport Pollution Control Revenue Refunding Bonds Series 1995 (NON-AMT) (Baa2/BBB+)
3,445,000	3.125	07/01/2025	3,419,866
City of Rockport Pollution Control Revenue Refunding Bonds Series 2009 B (NON-AMT) (A3/BBB+)
10,000,000	3.050	06/01/2025	9,957,398
City of Rockport Pollution Control Revenue Refunding Bonds Series D (A3/BBB+)
10,000,000	0.750	04/01/2025	9,830,604

206	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Indiana – (continued)
City of Whiting Environmental Facilities Refunding RB for BP Products North America Inc. Project Series 2019A (A1/A-) (PUTABLE)
$7,050,000	5.000	%(b)(c)	12/01/2044	$7,218,295
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
500,000	5.000		03/01/2025	503,301
450,000	5.000		03/01/2026	463,260
300,000	5.000		03/01/2027	315,035
350,000	5.000		03/01/2028	373,906
385,000	5.000		03/01/2029	418,157
1,030,000	5.000		03/01/2030	1,132,638
610,000	5.000		03/01/2031	676,388
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-) (PUTABLE)
3,000,000	0.750	(b)(c)	12/01/2038	2,902,789
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)
4,525,000	0.950	(b)(c)	12/01/2038	4,391,554
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A2/A-)
3,000,000	0.650		08/01/2025	2,923,366
Indiana Housing & Community Development Authority Multifamily Housing RB Partners Preservation Projects Series 2023 (FHA 221(D)(4)) (FHA 221(D)(4)) (Aaa/NR) (PUTABLE)
700,000	4.100	(b)(c)	09/01/2028	704,468

				49,350,748

Iowa - 0.1%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes Series 2024D (Aa2/NR)
1,900,000	4.500		06/01/2027	1,953,921
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000	4.000		05/15/2026	2,103,613

				4,057,534

Kansas - 0.6%
City of Burlington Environmental Improvement RB Refunding for Energy Metro, Inc. Project Series 2023 (A2/A)
3,775,000	4.300	(b)(c)	03/01/2045	3,809,273
City of Manhattan GO Temporary Notes Series 2022-01 (Aa3/NR)
17,410,000	1.750		06/15/2025	17,160,851
Unified School District No. 500 Wyandotte County GO Improvement Bonds Series 2016-A (Aa3/AA-)
9,150,000	5.250	(a)	09/01/2026	9,625,707

				30,595,831

Kentucky - 1.3%
County of Boone Pollution Control Revenue Refunding Bonds Series 2008A (NON-AMT) (Baa1/BBB+)
5,040,000	3.700		08/01/2027	5,080,659
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (Baa1/A) (PUTABLE)
700,000	3.875	(b)(c)	06/01/2040	706,747
Kenton County Kentucky Airport Board Cincinnati Northern Kentucky International Airport RB Series 2024 (A1/NR)
1,000,000	5.000		01/01/2029	1,072,447

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Kentucky – (continued)
Kentucky Asset/Liability Commission Project Notes 2024 Federal Highway Trust Fund First Refunding Series A (NR/AA)
$7,985,000	5.000%		09/01/2026	$8,357,544
Kentucky Economic Development Finance Authority Healthcare Facilities Refunding RB Series 2022 (NR/NR)
3,570,000	4.500		10/01/2027	3,570,812
Kentucky Interlocal School Transportation Association Kista Equipment Lease Certificates of Participation Series of 2024 (ST INTERCEPT) (Aa3/NR)
550,000	4.000		03/01/2026	557,368
520,000	4.000		03/01/2027	533,755
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (A1/NR)
2,775,000	4.000	(b)(c)	12/01/2049	2,785,405
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
3,800,000	0.900		09/01/2026	3,625,868
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2023A (NR/A)
700,000	5.000		10/01/2026	729,663
1,700,000	5.000		10/01/2027	1,806,749
Public Energy Authority of Kentucky Gas Supply RB Series 2019 A-1 (A1/NR)
24,230,000	4.000	(b)(c)	12/01/2049	24,317,671
Public Energy Authority of Kentucky Gas Supply RB Series 2019C (A1/NR)
9,450,000	4.000	(b)(c)	02/01/2050	9,621,287
Public Energy Authority of Kentucky Gas Supply Revenue Refunding Bonds 2024 Series B (A1/NR)
500,000	5.000		08/01/2025	505,287
390,000	5.000		02/01/2026	397,297
800,000	5.000		08/01/2026	822,454
500,000	5.000		02/01/2027	517,603
1,150,000	5.000		08/01/2027	1,197,609
575,000	5.000		02/01/2028	602,818

				66,809,043

Louisiana - 1.4%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
3,000,000	5.000		12/01/2025	3,068,557
4,255,000	5.000		12/01/2026	4,466,421
1,715,000	5.000		12/01/2027	1,836,406
City of New Orleans Sewerage Service RB Series 2015 (NR/A)
1,000,000	5.000	(a)	06/01/2025	1,014,102
East Baton Rouge Sewerage Commission Tax Exempt Revenue Refunding Bonds Series 2020A (NR/AA-)
1,100,000	5.000		02/01/2026	1,133,940
Louisiana Housing Corporation Multifamily Housing RB Arbours At Acadiana Project Series 2024 (FHA 221(D)(4)) (Aaa/NR)
2,228,000	5.000	(b)(c)	04/01/2028	2,340,745
Louisiana Housing Corporation Multifamily Housing RB Arbours At Bordeaux Project Series 2024 (FHA 221(D)(4)) (Aaa/NR)
2,000,000	5.000	(b)(c)	04/01/2028	2,101,207
Louisiana Housing Corporation Multifamily Housing RB Arbours At Lafayette Phase II Project Series 2024 (FHA 221(D)(4)) (Aaa/NR)
2,200,000	5.000	(b)(c)	04/01/2028	2,309,135

The accompanying notes are an integral part of these financial statements.	207

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
$2,250,000	5.000%		08/15/2025	$2,288,205
3,300,000	5.000		08/15/2027	3,480,666
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Ragin’ Cajun Facilities Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
1,230,000	5.000		10/01/2026	1,278,847
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007A (A3/NR)
7,725,000	4.150		09/01/2027	7,872,762
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2007-B-2A-2 (NON-AMT) (A3/BBB+) (PUTABLE)
2,500,000	4.200	(b)(c)	10/01/2037	2,534,437
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2013A (NON-AMT) (A3/NR) (PUTABLE)
3,775,000	4.200	(b)(c)	09/01/2033	3,844,605
Louisiana Public Facilities Authority Hospital RB Louisiana Children’s Medical Center Project Series 2015A3 RMKT (NR/A)
6,250,000	5.000	(b)(c)	06/01/2045	6,634,122
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (A2/A)
7,460,000	5.000		01/01/2040	7,468,048
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A2/A)
3,750,000	5.000		01/01/2034	3,758,428
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)
5,755,000	4.050	(b)(c)	06/01/2037	5,816,374
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (Baa3/BBB-) (PUTABLE)
1,235,000	2.200	(b)(c)	06/01/2037	1,209,701
State of Louisiana Gasoline and Fuels Tax Revenue Refunding Bonds 2017 Series B (Aa2/AA)
1,425,000	5.000		05/01/2026	1,479,624
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2022 Series A (Aa3/AA) (SOFR + 0.50%)
4,330,000	3.888	(c)(f)	05/01/2043	4,319,214
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000	5.000		09/01/2026	943,026

				71,198,572

Maine - 0.0%
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000	5.000		07/01/2026	1,602,363

Maryland - 1.0%
Maryland Department of Transportation Consolidated Transportation Bonds Refunding Series 2016 (Aaa/AAA)
3,025,000	4.000		09/01/2027	3,159,960

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (Baa3/NR)
$2,550,000	5.000%		11/12/2028	$2,612,556
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/BBB+)
305,000	4.000		10/01/2026	308,806
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB+)
350,000	4.000		10/01/2024	350,000
Maryland Health and Higher Educational Facilities Authority RB Maryland Institute College of Art Issue Series 2024 (NR/NR)
170,000	5.250		06/01/2026	175,040
275,000	5.250		06/01/2027	287,720
665,000	5.250		06/01/2028	706,009
400,000	5.250		06/01/2029	429,913
920,000	5.250		06/01/2030	997,807
975,000	5.250		06/01/2031	1,063,585
Maryland Stadium Authority RB Football Stadium Issue Series 2023A (NR/AA)
2,000,000	5.000		03/01/2026	2,066,993
Maryland Transportation Authority Projects RB Refunding Tax- Exempt Bonds Series 2024A (Aa2/NR)
5,725,000	5.000		07/01/2026	5,974,134
State of Maryland GO Bonds for State & Local Facilities Loan Series 2020A (Aaa/AAA)
10,290,000	5.000		03/15/2027	10,947,899
State of Maryland GO Bonds for State & Local Facilities Loan Series 2021A (Aaa/AAA)
17,825,000	5.000		08/01/2027	19,139,154
Washington Suburban Sanitary District Consolidated Public Improvement Green Bonds of Series 2024 (CNTY GTD) (Aaa/AAA)
490,000	5.000		06/01/2026	510,560

				48,730,136

Massachusetts - 1.4%
City of Boston GO Bonds 2017 Series A (Aaa/AAA)
2,015,000	5.000		04/01/2025	2,036,845
Massachusetts Bay Transportation Authority Sales Tax RB Series 2005 A (Aa2/AA+)
25,035,000	5.000		07/01/2026	26,172,768
Massachusetts Development Finance Agency RB for Wellforce Issue, Serries 2020C (AGM) (NR/AA)
500,000	5.000		10/01/2028	542,135
Massachusetts Health and Educational Facilities Authority Variable Rate Demand RB for Umass Series A (Aa2/AA-) (PUTABLE)
7,000,000	2.450	(b)(c)	11/01/2030	6,909,757
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa1/AA+)
5,165,000	5.000		11/15/2031	5,392,745
11,750,000	5.000		11/15/2032	12,256,797
Massachusetts State Development Finance Agency RB Mass General Brigham, Inc. Series 2019 T 1 (Aa3/AA-) (SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000	3.750	(c)(e)(f)	07/01/2049	6,248,301
The Commonwealth of Massachusetts GO Refunding Bonds Series 2016A (Aa1/AA+)
8,110,000	5.000		07/01/2025	8,243,169

				67,802,517

208	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan - 1.5%
Birmingham Public Schools County of Oakland State of Michigan 2024 School Building and Site Bonds (NR/AA+)
$375,000	5.000%		05/01/2026	$389,013
500,000	5.000		05/01/2027	531,479
City of Detroit Downtown Development Authority Tax Increment Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,525,000	5.000		07/01/2048	3,752,575
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (Aa3/AA)
	(3M USD LIBOR + 0.60%)
28,240,000	4.347	(f)	07/01/2032	27,646,714
Detroit Regional Convention Facility Authority Special Tax Revenue Refunding Bonds Series 2024C (NR/A+)
500,000	5.000		10/01/2026	523,520
900,000	5.000		10/01/2027	960,141
600,000	5.000		10/01/2028	652,836
Lansing Board of Water & Light Utility System RB Series 2021B (Aa3/AA-)
5,000,000	2.000	(b)(c)	07/01/2051	4,856,083
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
140,000	4.000		02/01/2027	139,078
Michigan Finance Authority Hospital RB for Trinity Health Credit Group Series 2022B (Aa3/AA-)
6,250,000	5.000	(b)(c)	12/01/2043	6,732,851
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2015B (A1/NR)
1,215,000	5.000		05/15/2034	1,226,725
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2022B (Aa3/AA)
	(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000	3.900	(c)(f)	04/15/2047	5,808,528
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (Aa3/AA-)
1,000,000	5.000		07/01/2029	1,013,809
Michigan Strategic Fund Limited Obligation RB DTE Electric Company Exempt Facilities Project, Collateralized Series 2023DT (Aa3/A)
5,650,000	3.875	(b)(c)	06/01/2053	5,727,255
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/NR)
3,500,000	5.000		12/31/2024	3,500,772
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000	5.000		03/01/2030	2,617,458
Star International Academy Refunding Bonds Series 2020 (NR/BBB)
720,000	4.000		03/01/2025	717,446
745,000	4.000		03/01/2026	740,380
775,000	4.000		03/01/2027	769,604
Wayne County Airport Authority Airport RB for Detroit Metropolitan Wayne County Airport Revenue Refunding Bonds Series 2015F (A1/A)
2,495,000	5.000		12/01/2025	2,544,679

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
Wayne County Airport Authority Revenue Refunding Bonds Series 2017 E (A1/NR)
$3,000,000	4.000	%(e)	12/01/2025	$3,025,686

				73,876,632

Minnesota - 1.1%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000		12/01/2029	5,307,665
City of Minneapolis Health Care System RB for Allina Health System Series 2023A (A1/A+)
2,500,000	5.000	(b)(c)	11/15/2052	2,695,377
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
525,000	5.000	(d)	05/01/2031	592,187
550,000	5.000	(d)	05/01/2032	626,132
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/AA-)
325,000	5.000		06/15/2027	343,060
460,000	5.000		06/15/2028	494,580
400,000	5.000		06/15/2029	437,394
Duluth Independent School District Refunding Certificates of Participation Series 2019A (Baa1/NR)
640,000	3.250		03/01/2025	639,982
700,000	4.000		03/01/2026	712,261
Metropolitan Council GO Grant Anticipation Notes Series 2021B (Aaa/AAA)
1,590,000	5.000		12/01/2024	1,594,688
Minnesota Higher Education Facilities Authority RB Green Bonds Series 2024B Subseries 2024B-1 (A2/NR)
3,000,000	5.000	(b)(c)	10/01/2053	3,158,815
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
100,000	4.000		12/01/2024	99,871
Minnesota Special School District Refunding Certificates of Participation for Minnesota School District Credit Enhancement Program Series 2022C (SD CRED PROG) (Aa1/AAA)
2,000,000	5.000		02/01/2026	2,063,307
9,385,000	5.000		02/01/2027	9,928,435
Minnesota State Trunk Highway GO Bonds Series 2023B (Aaa/AAA)
5,000,000	5.000		08/01/2025	5,092,604
Minnesota State Trunk Highway GO Refunding Bonds Series 2023E (Aaa/AAA)
5,000,000	5.000		08/01/2025	5,092,605
5,000,000	5.000		08/01/2026	5,234,245
State of Minnesota GO State Various Purpose Bonds Series 2023A (Aaa/AAA)
7,815,000	5.000		08/01/2026	8,181,125
Western Minnesota Municipal Power Agency Power Supply Revenue Refunding Bonds 2022 Series A (Aa2/NR)
375,000	5.000		01/01/2025	376,654
825,000	5.000		01/01/2026	849,701
640,000	5.000		01/01/2027	676,024

				54,196,712

Mississippi - 0.6%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
10,500,000	2.650	(b)(c)	04/01/2037	10,356,227

The accompanying notes are an integral part of these financial statements.	209

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Mississippi – (continued)
Mississippi Development Bank Special Obligation Refunding Bonds Series 2024A (Aa3/AA-)
$1,000,000	5.000	%(d)	01/01/2031	$1,128,274
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (Baa2/BBB) (PUTABLE)
9,085,000	1.375	(b)(c)	05/01/2034	8,920,214
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020C (NON-AMT) (Baa2/BBB)
9,300,000	1.375	(b)(c)	08/01/2027	9,131,146
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)
1,175,000	1.600	(b)(c)	08/01/2027	1,155,492

				30,691,353

Missouri - 1.1%
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB The Children’s Mercy Hospital Series 2016 (NR/AA-)
1,465,000	5.000		05/15/2027	1,522,074
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
320,000	5.000		09/01/2025	322,575
Health and Educational Facilities Authority of The State of Missouri Senior Living Facilities RB Lutheran Senior Services Projects Series 2024A (NR/NR)
265,000	5.000		02/01/2025	266,284
480,000	5.000		02/01/2026	489,778
760,000	5.000		02/01/2027	787,716
950,000	5.000		02/01/2028	998,741
590,000	5.000		02/01/2029	629,727
485,000	5.000		02/01/2030	524,095
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (Baa1/A-) (PUTABLE)
4,000,000	3.500	(b)(c)	05/01/2038	3,984,266
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)
40,000,000	4.000	(b)(c)	05/01/2051	40,703,896
The Planned Industrial Expansion Authority of Kansas City Multifamily Housing RB for The Depot on Old Santa Fe Series 2023 (Aaa/NR)
5,000,000	5.000	(b)(c)	07/01/2045	5,221,260

				55,450,412

Montana - 0.1%
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (A3/NR)
2,825,000	3.875		07/01/2028	2,900,269
Montana Board of Housing Multifamily Housing RB Twin Creek 4 Apartments Project Series 2024 (Aaa/NR)
1,800,000	5.000	(b)(c)	09/01/2028	1,903,072

				4,803,341

Nebraska - 0.5%
Nebraska Investment Finance Authority Multifamily Housing RB Mural Nebraska Series 2024A (Aaa/NR)
7,000,000	3.000	(b)(c)	04/01/2042	6,997,041

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nebraska – (continued)
Public Power Generation Agency Whelan Energy Center Unit 2 Revenue Refunding Bonds 2024 Series A (A2/NR)
$2,730,000	5.000	%(d)	01/01/2031	$3,076,793
Sarpy County School District 0001 Bellevue Public School, State of Nebraska GO School Building Bonds Series 2017 (A1/NR)
1,420,000	5.000	(a)	12/15/2027	1,530,478
Sarpy County School District GO Bonds for Gretna Public Schools Series 2022B (NR/A+)
6,875,000	5.000		12/15/2027	7,055,938
Washington County Wastewater & Solid Waste Disposal Facilities Revenue Refunding Bonds Series 2012 (NR/A) (PUTABLE)
4,700,000	0.900	(b)(c)	09/01/2030	4,601,264

				23,261,514

Nevada - 0.4%
City of Las Vegas Special Improvement District No. 812 for Summerlin Village 24 Local Improvement Bonds Series 2015 (NR/NR)
1,295,000	5.000		12/01/2027	1,310,322
Clark County Harry Reid International Airport Passenger Facility Charge Refunding RB Series 2022B (Aa2/NR)
925,000	5.000		07/01/2025	939,320
675,000	5.000		07/01/2026	703,127
870,000	5.000		07/01/2027	930,813
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A (Aa3/NR)
1,275,000	5.000		07/01/2025	1,290,934
1,000,000	5.000		07/01/2026	1,034,706
Clark County Pollution Control Refunding RB for Nevada Power Company Projects Series 2017 (A2/A) (PUTABLE)
1,025,000	3.750	(b)(c)	01/01/2036	1,027,748
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A2/A-)
12,000,000	1.450		12/01/2024	11,936,945
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,075,000	4.000		09/01/2025	1,076,177
State of Nevada Highway Improvement Indexed Tax and Subordinate Motor Vehicle Fuel Tax RB Series 2024B (Aa1/AA+)
1,480,000	5.000		12/01/2026	1,558,447

				21,808,539

New Hampshire - 0.5%
National Finance Authority Health Care Facilities RB Novant Health Obligated Group Series 2024B (Aa2/A/A-1)
12,605,000	4.100	(b)(c)	11/01/2064	12,605,000
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
285,000	4.000		01/01/2025	284,929
265,000	4.000		01/01/2026	264,795
250,000	4.000		01/01/2027	250,096
New Hampshire Health and Education Facilities Authority RB Dartmouth College Issue Series 2015A (Aa1/AAA)
4,025,000	3.300	(b)(c)	06/01/2040	4,070,670
New Hampshire Housing Finance Authority Multi-Family Housing RB 2022 Series 1 (NON-AMT) (FHA 542(C)) (Aaa/NR)
5,575,000	2.800		02/01/2025	5,565,338

				23,040,828

210	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey - 4.0%
Camden County Improvement Authority Multi-Family Housing RB Series 2024 (HUD SECT 8) (Aaa/NR)
$2,750,000	5.000	%(b)(c)	03/01/2027	$2,825,441
Casino Reinvestment Development Authority Casino Reinvestment Development Authority Luxury Tax RB Series 2024A (AGC) (A1/AA)
1,400,000	5.000		11/01/2027	1,495,270
800,000	5.000		11/01/2028	869,613
Casino Reinvestment Development Authority Luxury Tax RB Series 2024 B (AGC) (A1/AA)
520,000	5.000		11/01/2027	555,386
700,000	5.000		11/01/2028	760,911
County of Morris GO Bonds for General Improvement and County College Series 2021 (Aaa/AAA)
4,615,000	2.000		02/01/2027	4,496,897
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A1/A+)
3,100,000	0.850		12/01/2025	2,967,015
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (A2/A-)
	(SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000	4.400	(f)	09/01/2025	13,323,727
New Jersey Economic Development Authority Refunding RB for School Facilities Construction Series 2005 N1 (AMBAC) (A2/A-)
2,000,000	5.500		09/01/2026	2,108,829
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (A2/A-)
2,850,000	5.500	(a)	12/15/2026	3,042,339
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A2/A-)
4,000,000	5.000		06/15/2026	4,159,765
2,480,000	5.000		06/15/2027	2,635,522
New Jersey Economic Development Authority Special Facility Revenue Refunding Bonds for Port Newark Container Terminal Project Series 2017 (Baa2/NR)
2,130,000	5.000		10/01/2026	2,190,121
1,710,000	5.000		10/01/2027	1,784,157
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (A1/A+) (PUTABLE)
3,495,000	3.750	(b)(c)	11/01/2034	3,533,770
New Jersey Educational Facilities Authority Princeton University RB 2022 Series A (Aaa/AAA)
3,130,000	5.000		03/01/2027	3,330,074
New Jersey Health Care Facilities Financing Authority Revenue Refunding Bonds for RWJ Barnabas Health Obligated Group Issue Series 2019B-2 (A1/AA-)
5,700,000	5.000	(b)(c)	07/01/2042	5,776,554
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (NR/AA-)
2,310,000	0.900		11/01/2025	2,233,832
New Jersey Housing and Mortgage Finance Agency Multi-Family RB 2017 Series A (NON-AMT) (NR/AA-)
1,830,000	2.850		11/01/2025	1,822,597

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Housing and Mortgage Finance Agency Single Family Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
$2,675,000	2.800%		10/01/2025	$2,650,544
2,600,000	2.900		04/01/2026	2,577,566
New Jersey Transportation Trust Fund Authority Bonds Series 2006 C (AMBAC) (A2/A-)
10,765,000	0.000	(g)	12/15/2025	10,374,597
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-)
365,000	0.000	(g)	12/15/2026	342,204
4,155,000	0.000	(g)	12/15/2027	3,779,598
24,515,000	0.000	(g)	12/15/2028	21,597,215
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A2/A-)
46,605,000	0.000	(g)	12/15/2027	42,394,271
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (A2/A-)
450,000	5.000		12/15/2024	451,465
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A3/A+)
1,565,000	5.000		06/15/2030	1,615,498
New Jersey Transportation Trust Fund Authority Tax Exempt RB for Transportation System Bonds Series 2019 A (A2/A-)
7,430,000	5.000		12/15/2025	7,631,138
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
1,615,000	5.000		06/15/2025	1,638,272
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A2/A-)
9,265,000	0.000	(g)	12/15/2029	7,893,103
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2021 Series A (A2/A-)
3,095,000	5.000		06/15/2026	3,218,618
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000	5.000		01/01/2027	10,564,881
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
570,000	4.250		07/01/2033	587,114
Salem County Pollution Control Financing Authority Pollution Control RB for Philadelphia Electric Company Project 1993 Series A (Baa1/BBB+)
1,645,000	4.450	(b)	03/01/2025	1,649,163
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A1/A)
12,750,000	5.000		06/01/2027	13,596,154
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds Series 2018A (NR/A)
1,495,000	5.000		06/01/2027	1,566,762
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds for Covanta Union Series 2011A (AMT) (CNTY GTD) (NR/AA+)
4,495,000	5.250		12/01/2031	4,500,133

				198,540,116

The accompanying notes are an integral part of these financial statements.	211

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Mexico - 0.7%
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series B (NON-AMT) (Baa2/BBB) (PUTABLE)
$1,525,000	3.875	%(b)(c)	06/01/2040	$1,574,919
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series C (NON-AMT) (Baa2/BBB) (PUTABLE)
1,315,000	3.875	(b)(c)	06/01/2040	1,358,045
City of Farmington New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series E (NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000	3.875	(b)(c)	06/01/2040	2,013,831
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000	3.900	(b)(c)	06/01/2040	5,348,412
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,330,000	0.875	(b)(c)	06/01/2040	3,149,948
New Mexico Hospital Equipment Loan Council Hospital System RB for Presbyterian Healthcare Services Series 2019B (Aa3/AA-)
7,680,000	5.000	(b)(c)	08/01/2049	7,788,481
New Mexico Mortgage Finance Authority Multifamily Housing RB for Mountain View II & III Apartments Project Series 2023 (HUD SECT 8) (Aaa/NR)
2,600,000	5.000	(b)(c)	02/01/2042	2,623,156
New Mexico Mortgage Finance Authority Multifamily Housing RB for Santa Fe Apartments and Sangre De Cristo Project Series 2023 (HUD SECT 8) (Aaa/NR)
3,555,000	5.000	(b)(c)	02/01/2042	3,560,422
Santa Fe Public School District Santa Fe County Education Technology General Obligation Lease Purchase Notes Series 2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000	5.000		08/01/2027	1,146,289
Santa Fe Public School District Santa Fe County General Obligation School Building Bonds Series 2024 (ST AID WITHHLDG) (NR/AA-)
765,000	5.000		08/01/2026	798,450
735,000	5.000		08/01/2027	783,742
State of New Mexico Severance Tax Bonds Series 2022A (Aa3/AA-)
4,880,000	5.000		07/01/2026	5,096,641
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000		09/01/2027	184,920

				35,427,256

New York - 11.9%
Allegany County Capital Resource Corp. RB Alfred University Project Series 2024 (NR/BBB+)
285,000	5.000		04/01/2030	309,064
330,000	5.000		04/01/2031	360,013
425,000	5.000		04/01/2032	466,265
195,000	5.000		04/01/2033	215,079
220,000	5.000		04/01/2034	243,700

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
$100,000	4.000%		06/15/2026	$99,293
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
190,000	3.400		07/01/2027	189,962
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
970,000	4.000		06/15/2033	977,329
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (Baa3/BBB-) (PUTABLE)
5,185,000	4.250	(b)(c)	04/01/2042	5,329,390
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp Capital Region Public Charter Schools Project Series 2024 (NR/BBB-)
345,000	4.000		06/01/2034	346,966
City of New York GO Bonds 2023 Series C (Aa2/AA)
3,000,000	5.000		08/01/2025	3,053,096
City of New York GO Bonds 2023 Series D (Aa2/AA)
1,885,000	5.000		08/01/2025	1,918,362
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4 (AGM) (Aa2/AA)
1,000,000	5.000		08/01/2026	1,048,710
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4 (AGM) (Aa2/AA)
1,000,000	5.000		10/01/2026	1,050,883
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3 (Aa2/AA)
4,285,000	5.000		09/01/2026	4,490,763
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000	5.000		08/01/2026	10,727,682
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
175,000	5.000		11/15/2025	179,710
250,000	5.000		11/15/2026	263,632
200,000	5.000		11/15/2027	216,128
County of Monroe Industrial Development Agency Multifamily Housing RB andrews Terrace Community Partners L.P. Project Series 2023B-1 (HUD SECT 8) (Aaa/NR)
4,300,000	5.000	(b)(c)	07/01/2028	4,530,935
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
300,000	5.250		05/01/2027	316,722
250,000	5.250		05/01/2028	268,589
350,000	5.250		05/01/2029	381,652
565,000	5.250		05/01/2030	623,856
400,000	5.250		05/01/2031	446,482
Dormitory Authority of The State of New York Pace University RB Series 2024B (Baa3/BBB-)
625,000	5.000		05/01/2025	630,194
1,375,000	5.000		05/01/2026	1,414,322
1,435,000	5.000		05/01/2027	1,506,134
1,375,000	5.000		05/01/2028	1,465,655
1,750,000	5.000		05/01/2029	1,889,714
1,750,000	5.000		05/01/2030	1,910,091
2,500,000	5.000		05/01/2031	2,753,768
Empire State Development Corp. State Personal Income Tax RB Series 2022A (Aa1/NR)
21,000,000	5.000		09/15/2028	23,211,598

212	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (NR/BBB+)
$175,000	5.000%		12/01/2024	$175,206
275,000	5.000		12/01/2026	284,898
Long Island Power Authority Electric System General RB Series 2024B (A2/A)
10,000,000	3.000	(b)(c)	09/01/2049	9,859,621
Long Island Power Authority RB Refunding Series 2020 B (A2/A)
8,000,000	0.850	(b)(c)	09/01/2050	7,793,229
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
15,000,000	1.500	(b)(c)	09/01/2051	14,421,172
Long Island Power Authority RB Series 2021 (A2/A)
10,000,000	1.000		09/01/2025	9,684,796
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/A-)
4,250,000	4.000		11/15/2026	4,367,667
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A3/A-)
4,250,000	5.250		11/15/2028	4,356,292
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015D-1 (A3/A-)
10,000,000	5.000		11/15/2033	10,197,200
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D (A3/A-)
1,075,000	5.000		11/15/2027	1,150,365
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/A-)
3,000,000	5.000		11/15/2028	3,269,438
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds for Transportation Revenue Variable Rate Refunding Bonds Subseries 2002G-1H (A3/A-)
	(SOFR + 0.60%)
16,750,000	3.843	(f)	11/01/2026	16,732,506
Metropolitan Transportational Authority Revenue Green Bonds Series 2019A (A3/A-)
10,175,000	5.000	(b)(c)	11/15/2048	10,186,322
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000	2.990	(b)(c)	01/01/2032	300,000
New York City Housing Development Corp. Series F-2-B (REMIC FHA INS 542(C)) (REMIC FHA INS 542(c)) (Aa2/AA+)
5,265,000	3.400	(b)(c)	11/01/2062	5,278,810
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR)
	(MUNI-CPI + 0.87%)
2,505,000	3.765		03/01/2025	2,502,162
	(MUNI-CPI + 0.88%)
2,610,000	3.775		03/01/2026	2,617,322
	(MUNI-CPI + 0.89%)
2,800,000	3.785		03/01/2027	2,820,666
New York City Municipal Water Finance Authority Water & Sewer Second General Resolution RB Adjustable Rate 2021 Series Ee Subseries Ee-1 and Ee-2 (Aa1/AA+/A-1+)
3,400,000	2.050	(b)(c)	06/15/2045	3,400,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Adjustable Rate Series Bb-1B (Aa1/AA+/A-1+)
11,770,000	4.000	(b)(c)	06/15/2049	11,770,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal 2009 Subseries Bb-1 (Aa1/AA+/A-1)
$2,400,000	3.800	%(b)(c)	06/15/2039	$2,400,000
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
10,000,000	5.000		07/15/2033	10,053,959
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000	5.000		11/01/2028	3,294,299
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax- Exempt Bonds (Aa1/AAA)
3,250,000	5.000		11/01/2026	3,420,289
2,435,000	5.000		11/01/2027	2,621,163
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2015 Subseries E-3 (Aa1/AAA/A-1)
11,140,000	4.050	(b)(c)	02/01/2045	11,140,000
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (A2/ NR)
25,000	5.000		11/15/2024	25,035
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)
1,805,000	5.150	(e)	11/15/2034	1,807,347
New York Port Authority Consolidated Bonds 186th Series (Aa3/AA-)
4,000,000	5.000		10/15/2033	4,004,495
New York Port Authority Consolidated Bonds 197th Series (Aa3/AA-)
4,000,000	5.000		11/15/2034	4,131,096
New York Port Authority Consolidated Bonds 207th Series (Aa3/ AA-)
6,035,000	5.000		09/15/2027	6,354,294
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa1/AA+)
3,960,000	5.000		03/15/2026	4,108,114
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,130,000	5.000		07/01/2028	1,158,447
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (Baa1/BBB+)
27,750,000	7.249	(b)(c)	07/01/2034	27,750,000
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Revolving Funds RB for Municipal Water Finance Authority Projects - Second Resolution Bonds Series 2016 (Aaa/AAA)
3,000,000	5.000		06/15/2035	3,106,279
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (Aa2/NR)
3,860,000	1.100	(b)(c)	11/01/2061	3,630,354
New York State Housing Finance Agency Affordable Housing 2022 Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
22,000,000	3.100	(b)(c)	05/01/2062	22,000,286

The accompanying notes are an integral part of these financial statements.	213

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York State Housing Finance Agency Affordable Housing RB 2022 Series F-2 (SONYMA FHA 542(C)) (SONYMA FHA 542(c)) (Aa2/NR)
$18,000,000	3.850	%(b)(c)	05/01/2062	$18,008,282
New York State Housing Finance Agency RB Series 2021 D-2 (SONYMA) (Aa2/NR)
7,870,000	0.650	(b)(c)	11/01/2056	7,661,536
New York State Thruway Authority General RB Series P (Aa3/A+)
10,000,000	5.000		01/01/2027	10,583,440
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (NR/AA+)
40,000,000	5.000		03/15/2028	43,409,544
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2022 (Baa1/NR)
415,000	5.000		12/01/2026	431,168
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa3/NR)
7,000,000	5.000		01/01/2029	7,293,237
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
8,540,000	5.000		01/01/2030	8,884,249
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
8,000,000	5.000		01/01/2025	8,022,882
3,425,000	5.000		01/01/2026	3,481,711
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (Baa3/NR)
7,675,000	4.000		10/01/2030	7,742,647
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/BBB)
1,300,000	5.000		12/01/2027	1,385,104
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (Baa2/NR)
6,150,000	5.000		07/01/2041	6,149,961
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (Baa2/NR)
14,275,000	5.250		01/01/2050	14,275,649
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (Baa3/NR)
7,765,000	5.000		01/01/2028	8,094,529
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2020A (Baa1/NR)
500,000	5.000		12/01/2027	526,830
New York Variable Rate GO Bonds series 2008 L-4 (Aa1/AA+/A-1)
950,000	3.900	(b)(c)	04/01/2038	950,000
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
1,020,000	5.000		07/01/2025	1,022,859
1,080,000	5.000		07/01/2026	1,082,582
1,090,000	5.000		07/01/2027	1,080,925

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Port Authority of New York Consolidated Bonds 185th Series (AMT) (Aa3/AA-)
$2,495,000	5.000%		09/01/2028	$2,498,206
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
10,000,000	3.000		10/01/2028	9,900,204
Power Authority of The State of New York Green Transmission Project RB Series 2023A (AGM) (Aa3/AA)
500,000	5.000		11/15/2026	528,270
500,000	5.000		11/15/2027	541,175
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000	5.000	(b)(c)	05/01/2048	2,338,125
State of New York Dormitory Authority Personal Income Tax RB Series 2020A (Aa1/NR)
20,000,000	5.000		03/15/2025	20,184,798
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,025,000	5.000		07/01/2026	1,037,744
State of New York Dormitory Authority Wagner College RB Series 2022 (NR/NR)
675,000	5.000		07/01/2026	691,760
705,000	5.000		07/01/2027	729,532
740,000	5.000		07/01/2028	773,763
The City of New York Adjustable Rate Bonds GO Bonds Fiscal 2017 Series A Subseries A-5 (Aa2/AA/A-1)
1,965,000	1.750	(b)(c)	08/01/2044	1,965,000
The City of New York GO Bonds Fiscal 2014 Ser D Sub Series D-4 (Aa1/AAA/A-1+)
2,525,000	3.850	(b)(c)	08/01/2040	2,525,000
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1 (Aa2/AA)
2,655,000	5.000		08/01/2025	2,701,990
1,000,000	5.000		08/01/2026	1,045,583
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Forty-Fifth Series Consolidated Bonds (Aa3/AA-)
4,500,000	5.000	(d)	09/01/2032	5,009,783
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred forty-Second Series (Aa3/AA-)
1,750,000	5.000		12/01/2025	1,786,866
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021C (NR/AA+)
40,900,000	5.000	(b)(c)	05/15/2051	42,201,454
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Green Bonds Series 2022E (NR/AA+)
26,915,000	5.000		11/15/2027	28,921,497
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax Bond Anticipation Notes Series 2024B (NR/SP-1+)
5,000,000	5.000		03/15/2027	5,314,882
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
210,000	5.000		01/01/2027	216,703

				586,008,338

214	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – 1.9%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E (Aa3/AA)
$6,500,000	0.800	%(b)(c)	01/15/2048	$6,349,439
City of Charlotte Water & Sewer System Refunding RB Series 2015 (Aaa/AAA)
10,000,000	5.000		07/01/2027	10,175,910
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (Baa2/BBB) (PUTABLE)
425,000	2.000	(b)(c)	11/01/2033	425,000
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (Baa2/BBB) (PUTABLE)
450,000	2.000	(b)(c)	11/01/2033	450,000
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (Baa2/BBB) (PUTABLE)
4,550,000	1.375	(b)(c)	05/01/2034	4,467,471
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (A1/AA)
750,000	5.000		07/01/2027	786,069
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2015B (Aa1/NR)
30,000,000	5.000	(a)	10/01/2025	30,666,282
North Carolina Housing Finance Agency Multifamily Housing RB Series 2024 (Aaa/NR) (PUTABLE)
2,205,000	5.000	(b)(c)	04/01/2029	2,352,929
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Carolina Meadows Series 2024 (NR/NR)
7,495,000	5.000		12/01/2034	8,632,054
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Tax-Exempt Mandatory Paydown Securities Series 2024B-1 (NR/NR)
350,000	4.250		10/01/2028	353,353
North Carolina Medical Care Commission Retirement Facilities First Mortgage RB Tax-Exempt Mandatory Paydown Securities Series 2024B-2 (NR/NR)
525,000	3.750		10/01/2028	527,467
State of North Carolina Limited Obligation Bonds Series 2020B (Aa1/AA+)
13,610,000	5.000		05/01/2026	14,148,957
State of North Carolina Limited Obligation Refunding Bonds Series 2017B (Aa1/AA+)
12,190,000	5.000		05/01/2026	12,672,725
The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care RB Series 2021D (Aa3/AA)
1,000,000	5.000	(b)(c)	01/15/2049	1,127,064
The Charlotte-Mecklenburg Hospital Authority Atrium Health Variable Rate Health Care Refunding RB Series 2021E (Aa1/AA-/A-1+)
3,335,000	3.850	(b)(c)	01/15/2042	3,335,000

				96,469,720

North Dakota - 0.2%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa3/NR)
2,000,000	5.000		12/01/2028	2,074,279

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

North Dakota – (continued)
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa3/NR)
$125,000	5.000%		12/01/2024	$125,042
165,000	5.000		12/01/2025	166,560
225,000	5.000		12/01/2026	229,643
City of Horace Temporary Refunding Improvement Bonds Series 2022B (Baa3/NR)
5,375,000	4.000		01/01/2025	5,373,644

				7,969,168

Ohio - 1.7%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 USA (NR/NR)
125,000	5.000		11/15/2025	127,197
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (NR/NR)
175,000	5.000		11/15/2026	181,171
American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2023A (A1/A)
2,500,000	5.000		02/15/2026	2,580,770
2,750,000	5.000		02/15/2027	2,909,082
City of Cleveland Airport System RB Series 2018A (AMT) (A2/A)
2,000,000	5.000		01/01/2026	2,044,849
County of Franklin Healthcare Facilities RB for Ohio Living Communities Series 2023 (NR/NR)
6,000,000	5.000		07/01/2031	6,228,242
County of Montgomery Ohio Health Care Facilities Revenue Refunding and Improvement Bonds Series 2024 (Baa1/NR)
500,000	5.000		09/01/2025	508,132
400,000	5.000		09/01/2026	415,239
400,000	5.000		09/01/2027	422,710
325,000	5.000		09/01/2028	349,117
470,000	5.000		09/01/2029	512,124
375,000	5.000		09/01/2030	412,502
375,000	5.000		09/01/2031	415,671
County of Warren Ohio Hospital Facilities Refunding RB Series 2024A Community First Solutions Obligated Group (NR/NR)
420,000	5.000		05/15/2025	424,891
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa2/BBB)
500,000	5.000		02/15/2025	501,481
Franklin County Finance Authority Multifamily Housing RB for Dering Family Homes Project Series 2023 (HUD SECT 8) (Aaa/NR)
5,000,000	5.000	(b)(c)	07/01/2045	5,200,444
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (Baa2/BBB) (PUTABLE)
3,750,000	4.250	(b)(c)	11/01/2039	3,817,403
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000	4.000	(b)(c)	09/01/2030	6,613,987
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
15,250,000	4.250	(b)(c)	11/01/2040	15,649,276

The accompanying notes are an integral part of these financial statements.	215

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Baa3/NR)
$1,075,000	2.875%		02/01/2026	$1,054,829
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Baa3/NR)
2,695,000	2.875		02/01/2026	2,644,431
Ohio Air Quality Development Authority Revenue Refunding Bonds American Electric Power Company Project Series 2005A Bonds (AMT) (Baa2/BBB)
1,000,000	3.750	(d)	01/01/2029	999,792
Ohio Housing Finance Agency Multifamily Housing RB for Cherry Blossom Apartments Project Series 2023 (HUD SECT 8) (Aaa/NR) (PUTABLE)
1,700,000	5.000	(b)(c)	08/01/2026	1,727,242
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (Baa1/NR)
140,000	5.000		11/15/2024	140,131
280,000	5.000		11/15/2025	284,303
Ohio Water Development Authority Drinking Water Assistance Fund RB Series 2016 (Aaa/AAA)
4,080,000	4.000		12/01/2033	4,144,460
Ohio Water Development Authority Fresh Water Development RB Series 2016B (Aaa/AAA)
1,000,000	5.000		06/01/2026	1,041,810
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (Aa3/AA-)
	(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000	3.380	(c)(f)	12/01/2042	4,332,790
State of Ohio Major Infrastructure RB Series 2016-1 (Aa1/AA+)
4,335,000	5.000		12/15/2027	4,519,984
The Franklin County Convention Facilities Authority Tax and Lease Revenue Anticipation Refunding Bonds Series 2024 (Aa2/AA)
9,815,000	5.000	(d)	12/01/2032	11,345,139
Willoughby Eastlake City School District GO UT School Improvement Bonds Series 2016 (A2/NR)
2,500,000	5.000	(a)	12/01/2025	2,567,199

				84,116,398

Oklahoma - 0.8%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000	1.000		11/01/2026	8,800,479
Independent School District Combined Purpose GO Bonds Series 2021B (NR/AA)
10,000,000	1.000		09/01/2025	9,737,750
Independent School District GO Combined Purposed Bonds Series 2021 (NR/AA+)
8,840,000	1.250		06/01/2026	8,448,033
Independent School District No. 6 GO Combined Purpose Bonds Series 2023 (NR/AA-)
9,925,000	5.000		09/01/2025	10,092,532
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024A (NR/AA-)
1,725,000	5.000		07/01/2026	1,796,142
1,775,000	5.000		07/01/2027	1,893,638
Oklahoma Capitol Improvement Authority State Facilities Refunding RB Series 2024B (NR/AA-)
340,000	5.000		07/01/2026	354,022
250,000	5.000		07/01/2027	266,710

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oklahoma – (continued)
Oklahoma Housing Finance Agency Collateralized RB Pioneer Plaza Apartments, Series 2023A (HUD SECT 8 FHA 221(D)(4)) (Aaa/NR)
$575,000	4.000	%(b)(c)	06/01/2028	$576,651

				41,965,957

Oregon - 0.3%
Corvallis School District No. 509J GO Convertible Deferred Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
2,790,000	5.000		06/15/2026	2,908,366
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB)
200,000	5.000		03/01/2025	200,599
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A (NR/BBB+)
400,000	5.000		10/01/2024	400,000
125,000	5.000		10/01/2026	128,738
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000	5.000		07/01/2028	2,565,789
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000		04/01/2029	7,229,429
State of Oregon GO Bonds 2021 Series H (Aa1/AA+)
1,330,000	1.000		08/01/2026	1,276,159

				14,709,080

Pennsylvania - 3.3%
Allegheny County Higher Education Building Authority for Carnegie Mellon University for RB Series 2022A (NR/AA+)
	(SOFR + 0.29%)
5,330,000	3.678	(c)(f)	02/01/2033	5,271,856
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
480,000	5.000		05/01/2026	493,652
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
600,000	5.000		05/01/2028	635,969
Cheltenham Township Industrial Development Authority Arcadia University RB Series of 2024 (NR/BBB-)
6,900,000	5.000		04/01/2034	7,217,714
City of Philadelphia Airport Revenue Refunding Bonds Series 2017B (AMT) (A2/A+)
1,150,000	5.000		07/01/2025	1,163,090
City of Philadelphia Airport Revenue Refunding Bonds Series 2021 (AMT) (A2/NR)
2,800,000	5.000		07/01/2027	2,934,656
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
3,925,000	5.000		08/15/2025	4,001,878
County of Beaver GO Bonds Series 2017 (BAM) (NR/AA)
1,000,000	5.000		04/15/2025	1,010,824
County of Westmoreland GO Bonds Tax Exempt 2013 Series A (A2/NR)
55,000	5.000		12/01/2024	55,072
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,195,000	2.345		11/01/2026	2,111,229

216	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Delaware River Port Authority Port District Project Refunding Bonds Series 2022 (A3/A)
$1,050,000	5.000%		01/01/2026	$1,080,651
1,000,000	5.000		01/01/2027	1,055,111
Delaware Valley Regional Finance Authority Local Government RB 2022 Series B (A1/A+)
	(SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000	3.550	(c)(f)	03/01/2057	17,690,443
Delaware Valley Regional Finance Authority Local Government RB 2022 Series C (A1/A+)
	(SOFR + 0.49%)
13,580,000	3.733	(c)(f)	03/01/2057	13,517,323
Geisinger Authority Health System Long Term Rate RB Series 2020B (NR/AA-)
16,590,000	5.000	(b)(c)	04/01/2043	17,259,421
Lancaster Municipal Authority Healthcare Facilities RB Series A of 2024 Garden Spot Village Project (NR/NR)
190,000	5.000		05/01/2025	191,846
160,000	5.000		05/01/2026	164,108
195,000	5.000		05/01/2027	202,993
215,000	5.000		05/01/2028	227,112
185,000	5.000		05/01/2029	198,373
195,000	5.000		05/01/2030	211,808
205,000	5.000		05/01/2031	225,508
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/BBB+)
735,000	4.000		11/01/2024	734,810
525,000	4.000		11/01/2025	526,291
570,000	4.000		11/01/2026	573,544
Lehigh County IDA Pollution Control Revenue Refunding Bonds for PPL Electric Utilities Corp. Project Series 2016B (NON- AMT) (A1/A+)
19,615,000	2.625		02/15/2027	19,531,138
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
2,390,000	5.000		02/15/2027	2,523,911
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (Baa1/BBB+)
3,295,000	4.100		06/01/2029	3,421,492
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
5,335,000	4.450	(b)(c)	10/01/2034	5,489,255
Pennsylvania Economic Development Financing Authority RB for Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000	4.000		07/01/2033	1,638,437
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2021A-2 (NR/A-/A-2)
10,000,000	4.600	(b)(c)	10/01/2046	10,108,780
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000	0.950	(b)(c)	12/01/2033	13,656,797
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,700,000	1.100	(b)(c)	06/01/2031	7,271,105
Pennsylvania Economic Financing Development Authority Sewage Sludge Disposal Revenue Refunding Bonds Series 2020 (Baa2/NR)
505,000	3.000		01/01/2025	503,211
615,000	4.000		01/01/2026	615,745

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
Pennsylvania Go Bonds First 2023 (Aa3/A+)
$11,135,000	5.000%		09/01/2026	$11,673,736
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Bonds for Cambridge Square Series 2023B (HUD SECT 8) (Aaa/NR)
1,000,000	5.000	(b)(c)	11/01/2026	1,018,894
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B (Aa3/NR)
155,000	5.000		12/01/2025	159,265
135,000	5.000		12/01/2026	142,136
185,000	5.000		12/01/2027	199,245
Southeastern Pennsylvania Transportation Authority RB for Asset Improvement Program Series 2022 (Aa3/NR)
570,000	5.000		06/01/2025	577,861
750,000	5.000		06/01/2026	780,218
500,000	5.000		06/01/2027	532,248
State Public School Building Authority School Lease Revenue Refunding Bonds for Philadelphia School District Project Series 2016A (AGM ST AID WITHHLDG) (A1/AA)
2,550,000	5.000		06/01/2031	2,650,771
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (Baa3/NR)
575,000	4.000		07/01/2025	575,453
625,000	4.000		07/01/2026	629,162

				162,454,142

Puerto Rico - 5.1%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,800,579	0.000	(b)(h)(i)	11/01/2043	1,802,872
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
252,465	5.375		07/01/2025	253,937
501,051	5.625		07/01/2027	523,119
492,922	5.625		07/01/2029	532,250
478,771	5.750		07/01/2031	532,363
584,255	0.000	(g)	07/01/2033	396,555
454,000	4.000		07/01/2033	454,388
408,086	4.000		07/01/2035	407,195
350,245	4.000		07/01/2037	347,548
476,200	4.000		07/01/2041	460,068
495,242	4.000		07/01/2046	467,166
Puerto Rico Electric Power Authority Power RB Series VV (NATL) (NR/NR)
1,015,000	5.250		07/01/2025	1,011,618
150,000	5.250		07/01/2032	149,037
145,000	5.250		07/01/2035	143,433
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds PP (NATL) (NR/NR)
700,000	5.000		07/01/2025	700,113
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds SS (NATL) (NR/NR)
525,000	5.000		07/01/2025	525,192
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A1/AA)
	(3M USD LIBOR + 0.52%)
55,400,000	4.263	(f)	07/01/2029	53,347,408
Puerto Rico Financial Corp Commonwealth Appropriation Bonds 2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000	6.000		08/01/2026	2,146,478

The accompanying notes are an integral part of these financial statements.	217

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
$45,168,000	0.000	%(g)	07/01/2027	$40,834,912
4,613,000	0.000	(g)	07/01/2029	3,861,659
16,046,000	0.000	(g)	07/01/2031	12,375,307
19,838,000	0.000	(g)	07/01/2033	14,036,083
4,705,000	0.000	(g)	07/01/2046	1,588,078
3,833,000	0.000	(g)	07/01/2051	940,186
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
7,050,000	4.329		07/01/2040	7,035,354
56,000	4.536		07/01/2053	55,414
747,000	4.784		07/01/2058	748,637
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
96,554,000	4.500		07/01/2034	96,732,663
1,345,000	4.750		07/01/2053	1,348,498
3,400,000	5.000		07/01/2058	3,433,576
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Restructured Bonds Series A-1 (NR/NR)
4,772,000	4.550		07/01/2040	4,796,720
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000	0.000	(h)	03/15/2049	100,873

				252,088,700

Rhode Island - 0.2%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
610,000	5.000		09/15/2027	648,783
400,000	5.000		09/15/2028	433,025
Rhode Island Health and Educational Building Corp. Revenue Refunding Bonds for Providence Public Schools Series 2015 A (AGM ST APPROP) (Aa3/AA)
4,150,000	5.000		05/15/2025	4,197,630
State of Rhode Island GO Bonds Consolidated Capital Development Loan Series 2022 A (Aa2/AA)
2,210,000	5.000		08/01/2026	2,311,506

				7,590,944

South Carolina - 0.1%
Charleston County Airport District Charleston South Carolina Airport RB Series 2024 (A1/A+)
1,210,000	5.000	(d)	07/01/2028	1,318,916
685,000	5.000	(d)	07/01/2029	760,821
720,000	5.000	(d)	07/01/2030	813,092
600,000	5.000	(d)	07/01/2031	686,848
1,730,000	5.000	(d)	07/01/2032	2,005,705
Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding Bonds Charleston County School District South Carolina Project Series 2024 (Aa3/AA-)
500,000	5.000		12/01/2031	575,388
Housing Authority of The City of Greenville Multifamily Housing RB for Cherokee Landing Apartments Project Series 2023 (Aaa/NR)
900,000	5.000	(b)(c)	07/01/2027	931,629

				7,092,399

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Tennessee – 0.3%
City of Memphis Sanitary Sewage System Revenue Refunding Bonds Series 2018 (Aa2/AA+)
$2,245,000	4.000%		10/01/2035	$2,269,762
County of Knox Health, Educational & Housing Board Collateralized Multifamily Housing Bonds for Westview Towers Project Series 2022 (HUD SECT 8) (NR/AA+) (PUTABLE)
3,500,000	3.950	(b)(c)	12/01/2027	3,532,183
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (A1/NR)
1,050,000	5.000		07/01/2028	1,117,875
Tennessee State School Bond Authority Higher Education Facilities Second Program Bonds 2015 Series B (ST INTERCEPT) (Aa1/AA+)
5,000,000	5.000	(a)	11/01/2025	5,121,167

The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Multifamily Housing RB Ben Allen Ridge Apartments Project Series 2022B (FNMA COLL) (Aaa/NR) (PUTABLE)

1,135,000	3.850	(b)(c)	02/01/2048	1,145,311
The Health Educational and Housing Facility Board of The County of Knox Collateralized Multifamily Housing Bonds The Pines Apartments Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
3,000,000	3.100	(b)(c)	09/01/2029	3,011,090
The Public Building Authority of Blount County Local Government Public Improvement Bonds Series D-3-A (Aa1/NR)
1,160,000	3.900	(b)(c)	06/01/2034	1,160,000

				17,357,388

Texas - 12.0%
Alvin Independent School District Unlimited Tax Schoolhouse and RB Series 2024 (PSF-GTD) (Aaa/NR)
725,000	5.000		02/15/2026	748,631
Arlington Higher Education Finance Corp. Great Hearts America - Texas Education RB Series 2024A (Baa3/NR)
2,000,000	4.250		08/15/2034	2,010,539
Austin Affordable PFC Inc. Multifamily Housing RB Heritage Pointe Seniors Apartments Series 2024B (Aaa/NR)
2,850,000	5.000	(b)(c)	11/01/2028	3,019,648
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B (FNMA COLL) (Aaa/NR)
700,000	5.000	(b)(c)	09/01/2028	740,687
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B Eagle’s Landing Family Apartments (Aaa/NR)
1,060,000	5.000	(b)(c)	09/01/2028	1,121,612
Baytown Municipal Development District Combination Limited Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000	5.000		10/01/2037	1,430,596
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
155,000	3.750	(b)	02/01/2035	155,002
Board of Regents of The University of Texas System Revenue Financing System Bonds Series 2024A (Aaa/AAA)
5,000,000	5.000		08/15/2026	5,231,116
10,000,000	5.000		08/15/2027	10,716,077

218	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)

Boerne Independent School District A Political Subdivision of The State of Texas Located In Kendall Bexar and Comal Counties Texas Fixed and Variable Rate Unlimited Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)

$1,750,000	4.000	%(b)(c)	02/01/2054	$1,814,978
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A1/A+)
2,000,000	5.000		11/15/2024	2,001,981
1,150,000	5.000		11/15/2025	1,173,193
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (Aa2/AA)
1,000,000	5.000		11/15/2025	1,025,919
1,000,000	5.000		11/15/2026	1,053,935
1,500,000	5.000		11/15/2027	1,618,240
City of Boyd Special Assessment RB, Series 2024 (City of Boyd Public Improvement District No. 1 Improvement Area #1 Project) (NR/NR)
323,000	4.250	(e)	09/15/2030	328,449
City of Bryan Rural Electric System RB, Series 2024 (AGM) (NR/AA)
265,000	5.000		07/01/2027	281,686
245,000	5.000		07/01/2028	265,785
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
305,000	4.000		09/01/2025	306,510
320,000	4.000		09/01/2026	326,324
335,000	4.000		09/01/2027	342,528
350,000	4.000		09/01/2028	359,695
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (BAM) (NR/AA)
567,000	5.000		09/01/2028	607,283
City of Celina Texas A Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment Revenue Refunding Bonds Series 2024 (BAM) (NR/AA)
579,000	5.000		09/01/2025	586,625
605,000	5.000		09/01/2026	624,149
637,000	5.000		09/01/2027	671,283
700,000	5.000		09/01/2029	760,966
City of Dallas fort Worth International Airport Joint Revenue Refunding and Improvement Bonds Series 2023B (A1/AA-)
2,000,000	5.000		11/01/2025	2,050,821
1,600,000	5.000		11/01/2026	1,683,464
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2020A (NON-AMT) (A1/AA-)
1,625,000	5.000		11/01/2024	1,627,006
City of Dallas Housing Finance Corp. Multifamily Housing RB for Highpoint at Wynnewood Series 2022 (Aaa/NR)
2,900,000	3.500	(b)(c)	02/01/2044	2,906,810
City of Dallas Housing Finance Corp. Multifamily Housing RB for Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
845,000	5.000	(b)(c)	09/01/2026	860,359
City of Dallas Housing Finance Corp. Multifamily Housing RB for Rosemont At Ash Creek Apartments Series 2023 (FHA 221(D4)) FHA (Aaa/NR)
1,130,000	5.000	(b)(c)	07/01/2026	1,153,216

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Dallas Housing Finance Corp. Multifamily Housing RB for The Mondello Series 2024 (FHA 221(D4)) (Aaa/NR)
$515,000	5.000	%(b)(c)	08/01/2027	$534,136
City of Dallas Housing Finance Corp. Multifamily Housing Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,045,000	5.000	(b)(c)	07/01/2042	1,092,173
City of Dallas Waterworks and Sewer System Revenue Refunding Bonds Series 2015A (Aa2/AAA)
2,510,000	5.000		10/01/2026	2,565,098
City of El Paso Water & Sewer RB Refunding Series 2015 (NR/ AA)
3,030,000	5.000		03/01/2025	3,034,149
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
150,000	4.000		08/15/2025	150,841
155,000	4.000		08/15/2026	157,593
160,000	4.000		08/15/2027	163,979
City of Fort Worth Texas A Municipal Corp. of The State of Texas Located In Tarrant Denton Parker Johnson and Wise Counties Special Assessment RB Series 2024 Project (BAM) (NR/AA)
300,000	5.000		09/01/2025	304,493
576,000	5.000		09/01/2026	596,774
606,000	5.000		09/01/2027	639,418
640,000	5.000		09/01/2028	686,558
City of Galveston Texas Wharves and Terminal First Lien RB Series 2024A (NR/A)
740,000	5.000		08/01/2026	765,509
875,000	5.000		08/01/2027	922,271
630,000	5.000		08/01/2028	672,254
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2024A (Aa2/NR)
1,800,000	5.000		11/15/2025	1,847,662
4,560,000	5.000		11/15/2026	4,801,097
4,560,000	5.000		11/15/2027	4,908,034
1,000,000	5.000		11/15/2029	1,118,838
City of Houston Texas Public Improvement Refunding Bonds Series 2024B (Aa3/AA)
1,900,000	5.000		03/01/2026	1,965,252
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)
152,000	4.125	(e)	09/01/2028	153,787
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
320,000	3.000		09/15/2025	320,157
City of Lubbock Texas General Obligation Bonds Series 2024 (NR/ AA+)
1,385,000	5.000		02/15/2025	1,394,445
City of McLendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/ AA)
285,000	4.000		09/15/2025	287,375
295,000	4.000		09/15/2026	300,722
305,000	4.000		09/15/2027	313,168
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)
214,000	4.000	(e)	09/01/2030	216,367

The accompanying notes are an integral part of these financial statements.	219

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)
$62,000	2.500	%(e)	09/01/2026	$60,493
City of Princeton, Collin County Special Assessment RB, Series 2020 Arcadia Farms Public Improvement District Phases 3 and 4 Project (NR/NR)
34,000	2.875	(e)	09/01/2025	33,592
City of Princeton, Collin County Special Assessment RB, Series 2020 Winchester Public Improvement District Phase 1 and 2 Project (NR/NR)
60,000	2.750	(e)	09/01/2025	59,202
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)
150,000	5.000	(e)	09/15/2028	153,540
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2020 (Aa3/A+)
10,750,000	1.750	(b)(c)	02/01/2049	10,510,463
City of San Antonio Electric and Gas Systems Fixed and Variable Rate Junior Lien Revenue Refunding Bonds Series 2022 (Aa3/A+)
12,000,000	2.000	(b)(c)	02/01/2049	11,388,187
City of San Antonio General Improvement Bonds Series 2023 (Aaa/AAA)
5,000,000	5.000		02/01/2026	5,163,662
City of San Antonio Texas Electric and Gas Systems Revenue Refunding Bonds New Series 2024D (Aa2/AA-)
2,000,000	5.000		02/01/2029	2,201,730
2,595,000	5.000		02/01/2030	2,903,892
5,270,000	5.000		02/01/2031	5,974,231
City of San Antonio Texas Municipal Facilities Corporation City Tower Renovation Project Variable Rate Lease RB Series 2021 (Aa1/AA+)
1,680,000	5.000	(b)(c)	08/01/2050	1,778,337
City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (Aa1/AA+)
20,000,000	1.000	(b)(c)	05/01/2043	18,798,890
Clifton Higher Education Finance Corp. Education Revenue and Refunding Bonds Idea Public Schools Series 2024 (PSF-GTD) (NR/AAA)
600,000	5.000		08/15/2026	625,998
1,000,000	5.000		08/15/2027	1,066,276
Clifton Higher Education Finance Corporation (International Leadership of Texas, Inc.) Education Revenue And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000	5.000		08/15/2026	1,043,329
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
1,970,000	5.000		02/01/2025	1,982,339
1,600,000	5.000		02/01/2026	1,652,372
Conroe Independent School District UT Refunding Bonds Series 2023A (PSF-GTD) (Aaa/AAA)
2,000,000	5.000		02/15/2026	2,066,561
2,035,000	5.000		02/15/2027	2,155,620
Crowley Independent School District UT Refunding Bonds Series 2016B (PSF-GTD) (Aaa/NR)
2,550,000	5.000	(a)	08/01/2025	2,593,956
Cypress Fairbanks Independent School District UT Refunding Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
8,645,000	4.000		02/15/2034	8,657,432

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Cypress-Fairbanks Independent School District A Political Subdivision of The State of Texas Located in Harris County Texas UT School Building Bonds Series 2024B (PSF-GTD) (Aaa/AAA)
$1,000,000	5.000	%(d)	02/15/2030	$1,123,481
1,500,000	5.000	(d)	02/15/2031	1,704,907
1,750,000	5.000	(d)	02/15/2032	2,013,251
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)
3,250,000	5.000	(e)	04/01/2032	3,250,543
Denton County Permanent Improvement Refunding Bonds Series 2016 (Aaa/AAA)
2,000,000	4.000		07/15/2033	2,005,596
Eagle Mountain-Saginaw Independent School District Variable Rate UT School Building Bonds Series 2011 (PSF-GTD) (NR/AAA)
1,525,000	4.000	(b)(c)	08/01/2050	1,574,227
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
130,000	5.000		09/15/2025	131,148
620,000	5.000		09/15/2026	634,105
El Paso County Hospital District El Paso County Texas GO Refunding Bonds Series 2024 (AGC) (NR/AA)
1,000,000	5.000		08/15/2026	1,039,975
1,225,000	5.000		08/15/2027	1,301,014
1,000,000	5.000		08/15/2028	1,082,027
El Paso Independent School District Variable Rate Maintenance Tax Notes Series 2020 (Aa2/NR)
1,750,000	5.000	(b)(c)	02/01/2040	1,794,268
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (NR/AAA)
5,890,000	0.875	(b)(c)	08/01/2050	5,770,537
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000	0.600	(b)(c)	02/15/2035	3,839,352
Hale Center Education Facilities Corp. Revenue Improvement and Revenue Refunding Bonds Series 2022 (NR/BBB+)
475,000	5.000		03/01/2025	476,576
675,000	5.000		03/01/2026	687,316
990,000	5.000		03/01/2027	1,020,035
Harlandale Independent School District UT Refunding Bonds Series 2015A (PSF-GTD) (NR/AAA)
4,130,000	4.000	(a)	08/15/2025	4,169,210
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (A1/AA-)
8,940,000	0.900	(b)(c)	05/15/2050	8,766,593
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000	5.000		05/15/2030	1,713,206
Harris County Texas Permanent Improvement Tax and Revenue Certificates of Obligation Series 2024 (Aaa/NR)
1,380,000	5.000		09/15/2026	1,448,911
1,760,000	5.000		09/15/2027	1,889,404
Harris County Texas UT Road Refunding Bonds Series 2024A (Aaa/NR)
1,050,000	5.000		09/15/2026	1,102,432
1,445,000	5.000		09/15/2027	1,551,244

220	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Harris County Toll Road Senior Lien Revenue Refunding Bonds, Series 2016A (Aa1/NR)
$3,010,000	5.000%		08/15/2026	$3,149,431
Hidalgo County Drainage District No. 1 UT Improvement Bonds Series 2023 (Aa2/AA-)
3,000,000	5.000		09/01/2025	3,055,034
Houston Housing Finance Corp. Multifamily Housing RB Cordova Apartments Series 2024 (Aaa/NR)
2,650,000	3.650	(b)(c)	02/01/2048	2,696,710
Houston Water & Sewer System Junior Lien Revenue Refunding Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000	0.000	(g)	12/01/2026	5,418,919
Jacksboro Independent School District Adjustable Rate UT School Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000	4.000	(b)(c)	02/15/2048	2,580,912
Jim Hogg County Independent School District UT Refunding Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000	5.000		08/15/2026	533,242
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
2,825,000	5.000	(b)(c)	02/01/2044	3,010,604
Klein Independent School District UT Refunding Bonds Series 2016A (PSF-GTD) (Aaa/AAA)
2,805,000	4.000		08/01/2034	2,816,937
Laredo Independent School District A Political Subdivision of The State of Texas Located In Webb County UnLT Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000	5.000		08/01/2027	1,336,316
Laredo Independent School District UT Refunding Bonds Series 2023 (AGM) (NR/AA)
350,000	5.000		08/01/2025	356,686
360,000	5.000		08/01/2026	374,819
735,000	5.000		08/01/2027	780,566
Leander Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,025,000	5.000		08/15/2027	1,094,401
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,615,000	5.000		11/01/2026	3,740,131
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
4,400,000	5.000		05/15/2027	4,675,765
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2024 (AGM) (NR/AA)
1,750,000	5.000		05/15/2026	1,819,816
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2022A (NR/A)
250,000	5.000		05/15/2025	253,179
1,000,000	5.000		05/15/2026	1,039,084
680,000	5.000		05/15/2027	722,618
Mansfield Independent School District Unlimited Tax School Building Bonds Series 2015 (PSF-GTD) (Aaa/NR)
3,145,000	5.000	(a)	02/15/2025	3,166,170
Matagorda County Navigation District Number One Pollution Control Revenue Refunding Bonds for Central Power and Light Company Project Series 1996 (Baa2/BBB+)
1,875,000	4.250		05/01/2030	1,950,538

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/ BBB-)
$225,000	4.000	%(e)	08/15/2029	$224,779
North Texas Tollway Authority System Revenue Refunding Bonds First Tier Bonds Series 2015B (Aa3/AA-)
3,065,000	5.000		01/01/2029	3,077,950
North Texas Tollway Authority System Revenue Refunding Bonds First Tier Bonds Series 2023A (Aa3/AA-)
6,500,000	5.000		01/01/2026	6,695,501
North Texas Tollway Authority System Revenue Refunding Bonds Second Tier Bonds Series 2024B (A1/A+)
5,000,000	5.000	(d)	01/01/2032	5,687,700
Northside Independent School District Texas Bexar County Hill Variable Rate Unlimited Tax School Building and Refunding Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,470,000	3.450	(b)(c)	08/01/2054	5,554,744
Northside Independent School District Variable Rate UT School Building Bonds Series 2020 (PSF-GTD) (Aaa/NR)
32,150,000	0.700	(b)(c)	06/01/2050	31,630,151
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (PSF-GTD) (Aaa/NR)
3,980,000	3.000	(b)(c)	08/01/2053	3,979,768
Pasadena Independent School District UT School Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
200,000	5.000		02/15/2026	206,656
225,000	5.000		02/15/2027	238,176
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (Aaa/AAA)
14,250,000	3.230	(b)(c)	02/15/2044	14,360,312
Plainview Independent School District Adjustable Rate UT School Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
1,515,000	4.000	(b)(c)	02/15/2050	1,537,587
Ponder Independent School District Texas Denton County Adjustable Rate UT School Building Bonds Series 2021 (PSF-GTD) (NR/AAA)
1,800,000	4.000	(b)(c)	02/15/2051	1,857,928
Port Arthur Independent School District Unlimited Tax School Building Bonds Series 2015A (PSF-GTD) (Aaa/NR)
5,995,000	5.000	(a)	02/15/2025	6,033,345
Port of Houston Authority of Harris County First Lien RB Series 2023 (NON-AMT) (Aa3/AA+)
950,000	5.000		10/01/2025	972,086
700,000	5.000		10/01/2026	734,899
Pottsboro Independent School District A Political Subdivision of The State of Texas Located In Grayson County Texas Adjustable Rate UT School Building Bonds Series 2022 (PSF-GTD) (NR/AAA)
1,910,000	4.000	(b)(c)	02/15/2052	1,969,057
Princeton Independent School District UT School Building Bonds Series 2015 (PSF-GTD) (Aaa/NR)
8,200,000	5.000	(a)	02/15/2025	8,252,448
Prosper Independent School District Adjustable Rate UT School Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000	4.000	(b)(c)	02/15/2050	1,906,374
Prosper Independent School District Unlimited Tax School Building Bonds Series 2021A (PSF-GTD) (Aaa/NR)
950,000	5.000		02/15/2026	981,356

The accompanying notes are an integral part of these financial statements.	221

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Palladium San Antonio Series 2024 (Aaa/NR) (PUTABLE)
$1,065,000	3.450	%(b)(c)	07/01/2029	$1,079,197
San Antonio Housing Trust Public Facility Corporation Multifamily Housing RB Residences At Pearsall Park Series 2024B (Aaa/ NR)
2,000,000	3.190	(b)(c)	10/01/2028	2,009,451
Smha Finance Public Facility Corporation Texas Multifamily Housing Revenue Bonds Centerpoint Depot Series 2024 (Aaa/ NR) (PUTABLE)
2,630,000	3.700	(b)(c)	07/01/2028	2,682,300
Spring Branch Independent School District UT Schoolhouse Bonds Series 2022 (PSF-GTD) (Aaa/AAA)
1,230,000	5.000		02/01/2026	1,268,457
1,000,000	5.000		02/01/2027	1,057,127
State of Texas College Student Loan GO Bonds Series 2016 (Aaa/AAA)
4,275,000	5.500		08/01/2027	4,470,266
Strategic Housing Finance Corporation of Travis County Multifamily Housing RB Series 2024 (Aaa/NR)
2,555,000	3.350	(b)(c)	03/01/2046	2,571,884
Tarrant County Cultural Education Facilities Finance Corp. Hospital RB for Baylor Scott & White Health Project Series 2022E (Aa3/AA-)
4,045,000	5.000	(b)(c)	11/15/2052	4,159,427
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds Christus Health Series 2024B (A1/ NR)
525,000	5.000		07/01/2026	544,497
800,000	5.000		07/01/2027	846,681
1,000,000	5.000		07/01/2028	1,077,823
Tarrant County Cultural Education Facilities Finance Corporation Revenue Refunding Bonds Trinity Terrace Project Series 2024 (NR/NR)
495,000	5.000		10/01/2025	504,238
Tarrant County Housing Finance Corporation Multifamily Housing RB The Meridian Apartments Series 2024B (Aaa/NR)
1,000,000	5.000	(b)(c)	09/01/2028	1,058,124
Texas Department of Housing and Community Affairs Multifamily Housing RB Palladium E Lancaster Avenue Series 2024 (Aaa/ NR) (PUTABLE)
10,000,000	3.125	(b)(c)	08/01/2029	10,079,966
Texas Department of Housing and Community Affairs Multifamily Housing RB Palladium Old FM 471 W Series 2024 (Aaa/NR) (PUTABLE)
5,000,000	3.050	(b)(c)	09/01/2029	5,011,549
Texas Department of Housing and Community Affairs Multifamily Housing Revenue Notes for Aspen Park Series 2023 (Aaa/NR)
3,335,000	5.000	(b)(c)	03/01/2041	3,362,660
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A1/A-)
	(3M USD LIBOR + 0.70%)
5,360,000	4.190	(f)	12/15/2026	5,362,181
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A1/A-)
	(SIFMA Municipal Swap Index Yield + 0.55%)
5,080,000	3.700	(f)	09/15/2027	5,040,435

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (A1/BBB+)
$450,000	5.000%		12/15/2024	$451,191
335,000	5.000		12/15/2025	340,662
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A1/A-)
	(3M USD LIBOR + 0.86%)
73,910,000	4.117	(f)	09/15/2027	73,935,684
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa1/NR)
2,920,000	5.000		12/31/2032	3,163,146
Texas Public Finance Authority Revenue Financing System Bonds for Southern University Series 2023 (BAM) (NR/AA)
480,000	5.000		05/01/2025	484,304
500,000	5.000		05/01/2026	514,482
620,000	5.000		05/01/2027	651,982
640,000	5.000		05/01/2028	683,951
Texas State Affordable Housing Corp. Multifamily Housing RB for Eden Court Apartments Project Series 2023 (HUD SECT 8) (Aaa/NR)
1,360,000	5.000	(b)(c)	04/01/2043	1,400,717
Texas State Affordable Housing Corp. Multifamily Housing RB for Norman Commons Project Series 2023 (Aaa/NR)
2,200,000	3.625	(b)(c)	01/01/2045	2,229,913
Texas State Technical College System Revenue Financing System Improvement Bonds Series 2022A (AGM) (A1/AA)
1,450,000	5.000		08/01/2025	1,473,778
1,750,000	5.000		08/01/2026	1,821,231
1,300,000	5.000		08/01/2027	1,383,365
Texas Transportation Commission Central Texas Turnpike System First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
2,150,000	5.000	(b)(c)	08/15/2042	2,308,257
Texas Transportation Commission Central Texas Turnpike System RB 2nd Tier Revenue Refunding Bonds Series 2015-C (A3/A-)
2,850,000	5.000		08/15/2042	2,854,009
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (Aaa/AAA)
46,000,000	0.560		04/01/2026	43,790,910
Texas Water Development Board State Revolving Fund RB New Series 2020 (NR/AAA)
2,700,000	5.000		08/01/2026	2,826,492
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,300,000	5.000		04/15/2025	1,314,846
1,625,000	5.000		10/15/2025	1,664,550
1,265,000	5.000		04/15/2026	1,313,524
1,850,000	5.000		10/15/2026	1,947,791
1,200,000	5.000		04/15/2027	1,277,421
1,450,000	5.000		10/15/2027	1,561,409
The Mesquite Housing Finance Corporation Multifamily Housing RB Palladium Carver Living Series 2024 (Aaa/NR) (PUTABLE)
5,000,000	3.350	(b)(c)	08/01/2029	5,059,500
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)
100,000	2.375	(e)	09/01/2026	95,928

222	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)
$159,000	4.375	%(e)	09/01/2027	$160,309
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2017C (Aa2/AA)
10,000,000	4.000		02/15/2033	10,128,168
University of Texas System Revenue Financing System RB Refunding Series 2017 C (Aaa/AAA)
2,815,000	5.000		08/15/2026	2,945,118
Westpointe Special Improvement District Limited Ad Valorem Tax Bonds Series 2023A (BAM) (Baa3/AA)
185,000	5.500		08/15/2025	188,369
195,000	5.500		08/15/2026	204,088
210,000	5.500		08/15/2027	224,758
220,000	5.500		08/15/2028	240,105
230,000	5.500		08/15/2029	255,342
245,000	5.500		08/15/2030	274,999
255,000	5.500		08/15/2031	288,896
270,000	5.000		08/15/2032	296,274
285,000	5.000		08/15/2033	311,067
300,000	5.000		08/15/2034	326,156
Westside 211 Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2021 (Baa3/NR)
285,000	2.000		08/15/2028	265,940
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
85,000	5.000		08/15/2025	85,967
90,000	5.000		08/15/2026	92,109
90,000	5.000		08/15/2027	93,187
95,000	5.000		08/15/2028	98,991
100,000	5.000		08/15/2029	104,845
110,000	5.000		08/15/2030	115,442
115,000	5.000		08/15/2031	120,237
120,000	5.000		08/15/2032	124,953
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (Baa3/NR)
270,000	2.000		08/15/2026	260,974
Williamson County Texas Unlimited Tax Road Bonds Limited Tax Notes Series 2024 (NR/AAA)
13,740,000	5.000		02/15/2027	14,574,021
Wise County Texas Tax Notes Series 2024 (NR/AA+)
550,000	5.000		02/15/2026	565,971
575,000	5.000		02/15/2027	605,436
550,000	5.000		02/15/2028	591,853

				591,228,299

Utah - 0.3%
Salt Lake City International Airport RB Series 2018A (AMT) (A2/ A+)
1,000,000	5.000		07/01/2029	1,060,463
Salt Lake City International Airport RB Series 2021A (A2/A+)
2,500,000	5.000		07/01/2027	2,620,229
7,420,000	5.000		07/01/2028	7,899,649

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Utah – (continued)
Utah Housing Corp. Multifamily Housing RB Series 2024 (Aaa/ NR)
$1,435,000	3.700	%(b)(c)	08/01/2043	$1,455,197
Utah Telecommunication Open Infrastructure Agency Sales Tax & Telecommunication Revenue Refunding Bonds Series 2022 (NR/AA-)
250,000	5.000		06/01/2025	252,952
250,000	5.000		06/01/2026	258,624
300,000	5.000		06/01/2027	317,931

				13,865,045

Virginia - 2.1%
Chesapeake Redevelopment and Housing Authority Multifamily Housing RB Hunters Point Apartments, Series 2023 (HUD SECT 8) (Aaa/NR)
3,450,000	5.000	(b)(c)	05/01/2043	3,557,772
City of Bristol GO Bond Anticipation Notes Series 2023 (ST AID WITHHLDG) (A2/A+)
3,750,000	5.000		09/01/2027	3,821,633
Commonwealth of Virginia Commonwealth Transportation Board Capital Projects RB Series 2016 (Aa1/AA+)
9,355,000	4.000		05/15/2032	9,509,377
Economic Development Authority of Isle of Wight County Health System RB for Riverside Health System Series 2023 (AGM) (NR/AA)
500,000	5.000		07/01/2026	518,568
500,000	5.000		07/01/2027	528,783
500,000	5.000		07/01/2028	538,746
Economic Development Authority of The City of Winchester Virginia RB Valley Health System Obligated Group Series 2024A (A1/A+)
800,000	5.000		01/01/2027	841,432
275,000	5.000		01/01/2028	294,771
Economic Development Authority of The County of Spotsylvania Public Facilities Refunding RB Series 2021 (NR/AA+)
2,960,000	5.000		06/01/2026	3,081,728
Economic Development Authority of The County of Spotsylvania Virginia Public Facilities Revenue Refunding Bonds Series 2021 (NR/AA+)
2,000,000	5.000		06/01/2027	2,135,404
Fairfax County Public Improvement Bonds Series 2022A (ST AID WITHHLDG) (Aaa/AAA)
2,500,000	4.000		10/01/2025	2,534,326
Fairfax County Redevelopment & Housing Authority Multifamily Housing RB for Dominion Square North Project Series 2023 (Aaa/NR)
5,400,000	5.000	(b)(c)	01/01/2045	5,647,037
Hampton Roads Transportation Authority Accountability Commission Transportation Fund Senior Lien Bond Anticipation Notes Series 2021A (NR/NR)
14,325,000	5.000		07/01/2026	14,934,729
Industrial Development Authority of Arlington County Hospital RB for VHC Health Series 2023A (NR/A+)
4,225,000	5.000	(b)(c)	07/01/2053	4,628,243
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (A2/BBB+) (PUTABLE)
2,500,000	0.750	(b)(c)	11/01/2035	2,405,977

The accompanying notes are an integral part of these financial statements.	223

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (HUD SECT 8) (Aaa/NR)
$125,000	5.000	%(b)(c)	05/01/2043	$128,905
Virginia College Building Authority Virginia Educational Facilities Revenue Refunding Bonds Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
10,545,000	3.000		09/01/2026	10,586,594
Virginia Commonwealth University Health System Authority General Revenue Refunding Bonds Series 2024B (Aa1/ AAA/A-1+)
12,420,000	2.000	(b)(c)	07/01/2037	12,420,000
Virginia Housing Development Authority Rental Housing Bonds 2018 Series E-NON-AMT (Aa1/AA+)
10,506,203	0.670		03/01/2025	10,370,284
Virginia Housing Development Authority Rental Housing Bonds 2024 Series C (NON-AMT) (Aa1/AA+)
2,730,000	3.950		06/01/2029	2,767,920
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (WR/NR)
2,000,000	5.000	(a)	07/01/2025	2,025,011
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (NR/NR)
895,000	5.000		01/01/2025	896,113
Wise County IDA Solid Waste & Sewage Disposal RB Series 2009A (A2/BBB+) (PUTABLE)
12,500,000	0.750	(b)(c)	10/01/2040	12,029,883

				106,203,236

Washington - 3.0%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (Aaa/AAA)
5,000,000	5.000		06/01/2026	5,075,179
City of Seattle Municipal Light & Power Refunding RB 2021 Series B (Aa2/AA) (SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000	3.400	(c)(f)	05/01/2045	9,816,504
Energy Northwest Project 1 Electric Revenue Refunding Bonds Series 2024-B (Aa1/AA-)
4,455,000	5.000		07/01/2026	4,651,211
4,230,000	5.000		07/01/2027	4,520,227
Issaquah School District UT GO Refunding Bonds Series 2022 (SCH BD GTY) (Aaa/AA+)
765,000	4.000		12/01/2024	765,693
960,000	5.000		12/01/2025	986,523
1,975,000	5.000		12/01/2026	2,086,118
1,500,000	4.000		12/01/2027	1,572,726
King County Housing Authority RB Refunding Series 2020 (NR/AA)
280,000	3.000		06/01/2025	279,341
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (Aa2/AA) (SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	3.380	(c)(f)	01/01/2040	11,146,045
Northshore School District No. 417 King and Snohomish Counties Washington UnLT General Obligation and Refunding Bonds 2024 (SCH BD GTY) (Aaa/NR)
3,500,000	5.000		12/01/2026	3,696,919

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)
Port of Seattle Intermediate Lien Private Activity Revenue and Refunding Bonds 2022B (AMT) (A1/AA-)
$7,770,000	5.000%		08/01/2027	$8,148,103
Port of Seattle Intermediate Lien RB 2017C (AMT) (A1/AA-)
4,000,000	5.000		05/01/2029	4,171,450
Port of Seattle Intermediate Lien RB 2017D (AMT) (A1/AA-)
4,300,000	5.000		05/01/2027	4,490,854
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2024B (AMT) (A1/AA-)
2,295,000	5.000		07/01/2026	2,369,486
4,860,000	5.000		07/01/2027	5,089,514
3,565,000	5.000		07/01/2028	3,791,283
2,700,000	5.000		07/01/2029	2,909,468
Public Utility District No. 1 of Klickitat County Washington Electric System Revenue Refunding Bonds Series 2025 (AGC) (A2/AA)
800,000	5.000	(d)	12/01/2026	829,958
1,500,000	5.000	(d)	12/01/2032	1,691,307
1,345,000	5.000	(d)	12/01/2033	1,529,100
1,350,000	5.000	(d)	12/01/2034	1,545,483
Public Utility District No.2 of Grant County Electric System Revenue Refunding Bonds Series 2023-U (NR/AA+)
10,000,000	4.000		01/01/2026	10,141,769
State of Washington GO Bonds Various Purpose Series 2017D (Aaa/AA+)
7,835,000	5.000		02/01/2025	7,881,196
State of Washington Motor Vehicle Fuel Tax GO Bonds Series 2005C (AMBAC) (Aaa/AA+)
1,450,000	0.000	(g)	06/01/2026	1,384,942
State of Washington Various Purpose GO Bonds Series 2022A (Aaa/AA+)
5,885,000	5.000		08/01/2027	6,315,336
State of Washington Various Purpose GO Bonds Series R-2023A (Aaa/AA+)
12,425,000	5.000		08/01/2026	13,032,263
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (Aaa/AA+)
3,300,000	4.000		07/01/2026	3,396,602
University Of Washington General Revenue Refunding Term Rate Bonds Series 2022C (Aaa/AA+)
7,500,000	4.000	(b)(c)	05/01/2048	7,708,381
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-1 (A3/A-)
1,300,000	5.000		08/01/2025	1,321,534
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-2 (A3/A-)
3,260,000	5.000		08/01/2025	3,314,001
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019B-2 (A3/A-)
4,020,000	5.000	(b)(c)	08/01/2049	4,040,072
Washington State Housing Finance Commission Multifamily Housing RB Camas Flats Apartments Project Series 2024B (Aaa/NR)
1,200,000	5.000	(b)(c)	02/01/2028	1,256,085
Washington State Housing Finance Commission Multifamily Housing RB for Ardea at Totem Lake Apartments Project Series 2023 (Aaa/NR)
3,800,000	5.000	(b)(c)	12/01/2043	3,927,816

224	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Washington – (continued)
Washington State Housing Finance Commission Nonprofit Housing Revenue and Refunding Tax Exempt Fixed Rate Bonds for Emerald Heights Project Series 2023A (NR/NR)
$350,000	5.000%		07/01/2025	$353,419
285,000	5.000		07/01/2026	291,693
350,000	5.000		07/01/2027	363,542
555,000	5.000		07/01/2028	584,217
Washington State Housing Finance Commission Nonprofit Refunding RB for Seattle Academy of Arts & Sciences Project Series 2023 (NR/BBB)
260,000	5.000	(e)	07/01/2028	273,437
740,000	5.125	(e)	07/01/2033	808,913

				147,557,710

West Virginia - 0.5%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2010A (Baa1/BBB+) (PUTABLE)
4,645,000	0.625	(b)(c)	12/01/2038	4,428,606
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2011A (Baa1/BBB+) (PUTABLE)
5,650,000	1.000	(b)(c)	01/01/2041	5,470,453
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/BBB+) (PUTABLE)
10,850,000	3.000	(b)(c)	06/01/2037	10,676,437
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company -Mitchell Project, Series 2014A (Baa3/BBB) (PUTABLE)
2,675,000	4.700	(b)(c)	04/01/2036	2,712,383

				23,287,879

Wisconsin - 1.4%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5 (NR/A-)
315,000	4.000		04/01/2028	320,558
170,000	4.000		04/01/2029	172,981
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N3 (AGM) (NR/AA)
2,110,000	5.000		04/01/2026	2,181,953
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2022 N7 (BAM) (NR/AA)
765,000	5.000		04/01/2026	791,087
City of Milwaukee Wisconsin General Obligation Promissory Notes Series 2023 N3 (AGM) (NR/AA)
1,345,000	5.000		04/01/2026	1,390,866
1,350,000	5.000		04/01/2027	1,425,223
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000	2.000		04/01/2026	3,225,265
Oak Creek-Franklin Joint School District GO School Building Bonds Series 2015A (Aa2/AA)
5,745,000	3.750	(a)	04/01/2025	5,764,955
Public Finance Authority Pollution Control Revenue Refunding Bonds for Duke Energy Progress Project Series 2022A (NON-AMT) (Aa3/A) (PUTABLE)
5,145,000	3.300	(b)(c)	10/01/2046	5,157,761

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin – (continued)
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
$1,925,000	4.000%		01/01/2026	$1,914,243
2,000,000	4.000		01/01/2027	1,982,521
1,720,000	4.000		01/01/2028	1,701,404
1,790,000	4.000		01/01/2029	1,768,735
University of Wisconsin Hospitals and Clinics Authority RB Series 2024AB (Aa3/AA-)
1,200,000	5.000		04/01/2027	1,271,512
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000	4.500		06/01/2027	5,324,068
Wisconsin Health & Educational Facilities Authority RB for Advocate Aurora Health Credit Group Series 2018C-3 (Aa3/AA)
625,000	5.000	(b)(c)	08/15/2054	640,399
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (Aa3/AA)
3,400,000	5.000	(b)(c)	08/15/2054	3,727,484
Wisconsin Health & Educational Facilities Authority RB Series 2020 for Hmong American Peace Academy (NR/BBB)
125,000	4.000		03/15/2025	125,101
Wisconsin Health and Educational Facilities Authority RB for Forensic Science and Protective Medicine Collaboration, Inc. Project Series 2024 (Baa2/NR)
4,250,000	5.000	(e)	08/01/2027	4,369,776
Wisconsin Health and Educational Facilities Authority RB Series 2018B-2 Advocate Aurora Health Credit Group (Aa3/AA)
2,500,000	5.000	(b)(c)	08/15/2054	2,582,449
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA) (SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000	3.330	(c)(f)	08/15/2054	3,263,868
Wisconsin Health and Educational Facilities Authority RB Series 2024A (NR/BBB)
10,000,000	5.000		02/15/2029	10,739,324
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (Aa2/AA+) (SIFMA Municipal Swap Index Yield + 0.15%)
6,755,000	3.150	(b)(c)	03/01/2042	6,747,942
Wisconsin Housing and Economic Development Authority Multifamily Housing Bonds The Intersect Project 2024 Series I (Aaa/NR)
2,250,000	5.000	(b)(c)	11/01/2058	2,354,640

				68,944,115

TOTAL MUNICIPAL BONDS (Cost $4,891,100,985)				4,929,354,873

TOTAL INVESTMENTS - 99.7% (Cost $4,891,100,985)				$4,929,354,873

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				15,099,954

NET ASSETS - 100.0%				$4,944,454,827

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.
(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

The accompanying notes are an integral part of these financial statements.	225

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued) September 30, 2024 (Unaudited)

(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2024.
(d)	When-issued security.
(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2024.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Zero coupon bond until next reset date.
(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	- American General Contractors-Interstate Commerce Commission
AGM	- Insured by Assured Guaranty Municipal Corp.
AGM-CR	- Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	- Insured by American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CFD	- Community Facilities District
COPS	- Certificates of Participation
FGIC	- Insured by Financial Guaranty Insurance Co.
FHA	- Federal Housing Administration
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
HUD SECT 8 - Hud Section 8
IDA	- Industrial Development Agency
LIBOR	- London Interbank Offered Rates
LP	- Limited Partnership
LT	- Limited Tax
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corp.
PCRB	- Pollution Control Revenue Bond
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
REMIC	- Real Estate Mortgage Investment Conduit
RMKT	- Remarketed
SCH BD	-
GTY	School Bond Guaranty
SD CRED	-
PROG	School District Credit Program
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate

Investment Abbreviations: (continued)
SONYMA	- State of New York Mortgage Agency
ST AID	-
WITHHLDG	- State Aid Withholding
ST APPROP	- State Appropriation
UPMC	- University of Pittsburgh Medical Center
USD	- United States Dollar
UT	- Unlimited Tax
WR	- Withdrawn Rating

226	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities September 30, 2024 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Assets:

Investments, at value (cost $10,324,593,129, $11,450,524,384, $221,314,620 and $4,891,100,985, respectively)	$10,371,420,824	$11,546,072,783	$220,780,052	$4,929,354,873
Cash	105,541,571	73,258,644	2,626,912	62,499,953
Receivables:
Interest	125,613,454	167,820,314	2,913,776	50,893,394
Fund shares sold	15,098,165	9,694,653	404,500	2,246,751
Reimbursement from investment adviser	69,878	118,496	11,795	32,961
Investments sold on an extended-settlement basis	—	3,721,342	—	—
Other assets	474,990	884,746	26,310	119,847

Total assets	10,618,218,882	11,801,570,978	226,763,345	5,045,147,779

Liabilities:

Payables:
Investments purchased on an extended-settlement basis	94,679,089	21,989,080	2,554,798	87,535,941
Fund shares redeemed	15,818,550	21,026,451	200,802	10,753,084
Investments purchased	6,486,155	11,274,500	133,599	31,787
Income distribution	2,775,293	1,245,865	30	1,388,323
Management fees	1,479,145	2,371,461	—	699,173
Distribution and Service fees and Transfer Agency fees	399,413	260,964	—	78,451
Accrued expenses	520,775	388,249	77,536	206,193

Total liabilities	122,158,420	58,556,570	2,966,765	100,692,952

Net Assets:

Paid-in capital	11,008,999,319	12,178,618,403	238,721,620	5,381,234,580
Total distributable loss	(512,938,857)	(435,603,995)	(14,925,040)	(436,779,753)

NET ASSETS	$10,496,060,462	$11,743,014,408	$223,796,580	$4,944,454,827

Net Assets:
Class A	$995,384,369	$439,157,742	$—	$104,554,645
Class C	92,259,376	63,122,370	—	5,994,510
Institutional	5,316,486,526	2,309,018,267	—	721,425,305
Separate Account Institutional	—	—	223,796,580	—
Service	24,221	—	—	84,534
Investor	1,887,932,187	782,133,283	—	74,111,871
Class R6	185,732,654	22,354,975	—	440,063,625
Class P	2,018,241,129	8,127,227,771	—	3,598,220,337
Total Net Assets	$10,496,060,462	$11,743,014,408	$223,796,580	$4,944,454,827
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	63,937,212	46,323,965	—	10,019,084
Class C	5,923,789	6,656,311	—	575,051
Institutional	341,660,618	243,509,642	—	69,241,861
Separate Account Institutional	—	—	22,460,216	—
Service	1,549	—	—	8,110
Investor	121,402,564	82,407,442	—	7,110,684
Class R6	11,931,186	2,359,820	—	42,270,235
Class P	129,639,590	857,882,948	—	345,454,141
Net asset value, offering and redemption price per share:(a)
Class A	$15.57	$9.48	$—	$10.44
Class C	15.57	9.48	—	10.42
Institutional	15.56	9.48	—	10.42
Separate Account Institutional	—	—	9.96	—
Service	15.64	—	—	10.42
Investor	15.55	9.49	—	10.42
Class R6	15.57	9.47	—	10.41
Class P	15.57	9.47	—	10.42

(a)

Maximum public offering price per share for Class A Shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund and Short Duration Tax-Free Fund is $16.18, $9.93 and 10.59, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	227

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Operations For the Six Months Ended September 30, 2024 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax- Free Fund

Investment income:

Interest	$200,922,209	$281,402,407	$4,625,018	$85,935,648

Expenses:

Management fees	17,011,042	27,651,445	—	8,418,828

Transfer Agency fees(a)	2,983,017	2,336,180	20,450	851,577

Distribution and/or Service (12b-1) fees(a)	1,549,526	763,251	—	156,641

Custody, accounting and administrative services	394,005	420,160	43,078	164,211

Registration fees	276,971	255,698	18,897	107,588

Professional fees	265,246	705,231	68,332	64,292

Service fees — Class C	117,776	76,935	—	7,481

Printing and mailing costs	117,527	75,964	13,259	20,072

Trustee fees	21,389	20,792	11,092	15,941

Shareholder Administration fees — Service Shares	30	—	—	112

Other	74,662	59,516	3,922	51,969

Total expenses	22,811,191	32,365,172	179,030	9,858,712

Less — expense reductions	(953,330)	(1,436,777)	(179,030)	(395,204)

Net expenses	21,857,861	30,928,395	—	9,463,508

NET INVESTMENT INCOME	179,064,348	250,474,012	4,625,018	76,472,140

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(636,312)	(495,189)	(273,849)	(3,026,162)

Futures contracts	(11,881,942)	(5,130,653)	(54,874)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	155,706,008	309,051,790	5,454,610	51,928,096

Futures contracts	4,311,360	—	93,226	—

Net realized and unrealized gain	147,499,114	303,425,948	5,219,113	48,901,934

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$326,563,462	$553,899,960	$9,844,131	$125,374,074

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class P

Dynamic Municipal Income Fund	$1,196,169	$353,327	$30	$574,161	$56,532	$982,896	$–	$5	$1,054,320	$24,830	$290,273

High Yield Municipal Fund	532,446	230,805	–	255,574	36,929	432,797	–	–	444,299	3,197	1,163,384

Municipal Income Completion Fund	–	–	–	–	–	–	20,450	–	–	–	–

Short Duration Tax-Free Fund	134,085	22,444	112	64,361	3,591	143,711	–	17	47,729	67,978	524,190

228	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets

	Dynamic Municipal Income Fund		High Yield Municipal Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$179,064,348	$302,416,379	$250,474,012	$437,003,950

Net realized loss	(12,518,254)	(56,109,789)	(5,625,842)	(88,146,837)

Net change in unrealized gain	160,017,368	183,711,418	309,051,790	247,114,026

Net increase in net assets resulting from operations	326,563,462	430,018,008	553,899,960	595,971,139

Distributions to shareholders:

From distributable earnings:

Class A Shares	(15,739,039)	(30,616,901)	(8,556,890)	(17,450,025)

Class C Shares	(1,196,593)	(2,584,365)	(1,005,293)	(1,943,911)

Institutional Shares	(88,938,782)	(144,470,756)	(46,803,479)	(77,211,457)

Service Shares	(372)	(712)	–	–

Investor Shares	(31,094,960)	(51,316,908)	(15,795,626)	(25,560,338)

Class R6 Shares	(3,003,081)	(4,874,461)	(461,919)	(799,901)

Class P Shares	(35,123,132)	(62,334,954)	(168,144,659)	(300,219,129)

Total distributions to shareholders	(175,095,959)	(296,199,057)	(240,767,866)	(423,184,761)

From share transactions:

Proceeds from sales of shares	1,840,219,750	4,219,774,814	1,403,942,597	4,757,816,591

Reinvestment of distributions	159,238,695	270,851,293	233,672,570	411,210,758

Cost of shares redeemed	(999,163,558)	(3,429,045,991)	(972,163,584)	(3,741,552,858)

Net increase in net assets resulting from share transactions	1,000,294,887	1,061,580,116	665,451,583	1,427,474,491

TOTAL INCREASE	1,151,762,390	1,195,399,067	978,583,677	1,600,260,869

Net Assets:

Beginning of period	$9,344,298,072	$8,148,899,005	$10,764,430,731	$9,164,169,862

End of period	$10,496,060,462	$9,344,298,072	$11,743,014,408	$10,764,430,731

The accompanying notes are an integral part of these financial statements.	229

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets (continued)

	Municipal Income Completion Fund		Short Duration Tax-Free Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Fiscal Year Ended March 31, 2024

From operations:

Net investment income	$4,625,018	$7,823,642	$76,472,140	$167,890,635

Net realized loss	(328,723)	(3,833,446)	(3,026,162)	(43,548,076)

Net change in unrealized gain	5,547,836	8,078,679	51,928,096	20,995,401

Net increase in net assets resulting from operations	9,844,131	12,068,875	125,374,074	145,337,960

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(1,503,992)	(3,398,672)

Class C Shares	–	–	(71,967)	(182,097)

Institutional Shares	–	–	(11,042,476)	(23,509,984)

Separate Account Institutional Shares	(4,503,813)	(7,654,619)	–	–

Service Shares	–	–	(1,149)	(2,575)

Investor Shares	–	–	(1,214,738)	(2,758,657)

Class R6 Shares	–	–	(6,987,974)	(14,869,573)

Class P Shares	–	–	(53,895,889)	(120,184,597)

Total distributions to shareholders	(4,503,813)	(7,654,619)	(74,718,185)	(164,906,155)

From share transactions:

Proceeds from sales of shares	46,092,179	51,813,634	685,854,330	1,689,226,305

Reinvestment of distributions	4,475,575	7,572,492	65,996,738	145,624,551

Cost of shares redeemed	(22,399,721)	(57,257,131)	(838,925,897)	(3,319,182,111)

Net increase (decrease) in net assets resulting from share transactions	28,168,033	2,128,995	(87,074,829)	(1,484,331,255)

TOTAL INCREASE (DECREASE)	33,508,351	6,543,251	(36,418,940)	(1,503,899,450)

Net Assets:

Beginning of period	$190,288,229	$183,744,978	$4,980,873,767	$6,484,773,217

End of period	$223,796,580	$190,288,229	$4,944,454,827	$4,980,873,767

230	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Class A Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.34		$15.10	$15.72	$16.63	$15.59	$16.02

Net investment income(a)	0.26		0.50	0.41	0.33	0.36	0.37

Net realized and unrealized gain (loss)	0.22		0.23	(0.63)	(0.92)	1.03	(0.43)

Total from investment operations	0.48		0.73	(0.22)	(0.59)	1.39	(0.06)

Distributions to shareholders from net investment income	(0.25)		(0.49)	(0.40)	(0.32)	(0.35)	(0.37)

Net asset value, end of period	$15.57		$15.34	$15.10	$15.72	$16.63	$15.59

Total Return(b)	3.19%		4.91%	(1.32)%	(3.66)%	9.00%	(0.43)%

Net assets, end of period (in 000’s)	$995,384		$943,689	$987,091	$1,389,169	$1,521,711	$1,330,377

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.73%	0.72%	0.72%	0.73%

Ratio of total expenses to average net assets	0.74	%(c)	0.75%	0.75%	0.74%	0.75%	0.76%

Ratio of net investment income to average net assets	3.37	%(c)	3.30%	2.71%	1.97%	2.21%	2.25%

Portfolio turnover rate(d)	12%		38%	33%	15%	6%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	231

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Class C Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.35		$15.10	$15.72	$16.64	$15.60	$16.03

Net investment income(a)	0.20		0.38	0.30	0.20	0.24	0.24

Net realized and unrealized gain (loss)	0.22		0.24	(0.63)	(0.93)	1.03	(0.42)

Total from investment operations	0.42		0.62	(0.33)	(0.73)	1.27	(0.18)

Distributions to shareholders from net investment income	(0.20)		(0.37)	(0.29)	(0.19)	(0.23)	(0.25)

Net asset value, end of period	$15.57		$15.35	$15.10	$15.72	$16.64	$15.60

Total Return(b)	2.73%		4.20%	(2.06)%	(4.44)%	8.19%	(1.17)%

Net assets, end of period (in 000’s)	$92,259		$97,077	$112,468	$144,456	$153,277	$141,952

Ratio of net expenses to average net assets	1.47	%(c)	1.47%	1.48%	1.47%	1.47%	1.48%

Ratio of total expenses to average net assets	1.49	%(c)	1.50%	1.50%	1.49%	1.50%	1.51%

Ratio of net investment income to average net assets	2.62	%(c)	2.55%	1.97%	1.22%	1.46%	1.50%

Portfolio turnover rate(d)	12%		38%	33%	15%	6%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

232	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Institutional Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.33		$15.09	$15.71	$16.62	$15.58	$16.02

Net investment income(a)	0.28		0.55	0.46	0.38	0.41	0.42

Net realized and unrealized gain (loss)	0.23		0.22	(0.63)	(0.92)	1.03	(0.43)

Total from investment operations	0.51		0.77	(0.17)	(0.54)	1.44	(0.01)

Distributions to shareholders from net investment income	(0.28)		(0.53)	(0.45)	(0.37)	(0.40)	(0.43)

Net asset value, end of period	$15.56		$15.33	$15.09	$15.71	$16.62	$15.58

Total Return(b)	3.36%		5.26%	(1.00)%	(3.35)%	9.37%	(0.16)%

Net assets, end of period (in 000’s)	$5,316,487		$4,602,375	$3,860,842	$4,492,546	$4,188,941	$3,206,615

Ratio of net expenses to average net assets	0.39	%(c)	0.39%	0.40%	0.39%	0.39%	0.39%

Ratio of total expenses to average net assets	0.41	%(c)	0.42%	0.42%	0.41%	0.42%	0.42%

Ratio of net investment income to average net assets	3.70	%(c)	3.64%	3.06%	2.30%	2.54%	2.59%

Portfolio turnover rate(d)	12%		38%	33%	15%	6%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	233

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Service Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.41		$15.17	$15.79	$16.71	$15.67	$16.10

Net investment income(a)	0.25		0.47	0.39	0.30	0.34	0.34

Net realized and unrealized gain (loss)	0.22		0.23	(0.63)	(0.93)	1.03	(0.42)

Total from investment operations	0.47		0.70	(0.24)	(0.63)	1.37	(0.08)

Distributions to shareholders from net investment income	(0.24)		(0.46)	(0.38)	(0.29)	(0.33)	(0.35)

Net asset value, end of period	$15.64		$15.41	$15.17	$15.79	$16.71	$15.67

Total Return(b)	3.09%		4.72%	(1.48)%	(3.87)%	8.79%	(0.58)%

Net assets, end of period (in 000’s)	$24		$24	$23	$24	$26	$203

Ratio of net expenses to average net assets	0.89	%(c)	0.90%	0.91%	0.90%	0.89%	0.89%

Ratio of total expenses to average net assets	0.91	%(c)	0.92%	0.92%	0.92%	0.92%	0.92%

Ratio of net investment income to average net assets	3.20	%(c)	3.13%	2.56%	1.79%	2.06%	2.09%

Portfolio turnover rate(d)	12%		38%	33%	15%	6%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

234	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Investor Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.32		$15.08	$15.70	$16.61	$15.57	$16.00

Net investment income(a)	0.28		0.53	0.45	0.37	0.40	0.41

Net realized and unrealized gain (loss)	0.22		0.23	(0.63)	(0.92)	1.03	(0.43)

Total from investment operations	0.50		0.76	(0.18)	(0.55)	1.43	(0.02)

Distributions to shareholders from net investment income	(0.27)		(0.52)	(0.44)	(0.36)	(0.39)	(0.41)

Net asset value, end of period	$15.55		$15.32	$15.08	$15.70	$16.61	$15.57

Total Return(b)	3.32%		5.17%	(1.08)%	(3.43)%	9.28%	(0.19)%

Net assets, end of period (in 000’s)	$1,887,932		$1,646,801	$1,353,998	$1,469,286	$1,193,082	$904,160

Ratio of net expenses to average net assets	0.47	%(c)	0.47%	0.48%	0.47%	0.47%	0.48%

Ratio of total expenses to average net assets	0.49	%(c)	0.50%	0.50%	0.49%	0.50%	0.51%

Ratio of net investment income to average net assets	3.62	%(c)	3.56%	2.98%	2.22%	2.46%	2.50%

Portfolio turnover rate(d)	12%		38%	33%	15%	6%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	235

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Class R6 Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.34		$15.10	$15.72	$16.63	$15.59	$16.02

Net investment income(a)	0.29		0.55	0.46	0.38	0.41	0.42

Net realized and unrealized gain (loss)	0.22		0.23	(0.63)	(0.92)	1.04	(0.42)

Total from investment operations	0.51		0.78	(0.17)	(0.54)	1.45	– (b)

Distributions to shareholders from net investment income	(0.28)		(0.54)	(0.45)	(0.37)	(0.41)	(0.43)

Net asset value, end of period	$15.57		$15.34	$15.10	$15.72	$16.63	$15.59

Total Return(c)	3.36%		5.26%	(0.93)%	(3.39)%	9.37%	(0.08)%

Net assets, end of period (in 000’s)	$185,733		$153,353	$129,990	$163,855	$97,337	$69,532

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.39%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.40	%(d)	0.41%	0.41%	0.40%	0.41%	0.41%

Ratio of net investment income to average net assets	3.71	%(d)	3.65%	3.06%	2.31%	2.55%	2.61%

Portfolio turnover rate(e)	12%		38%	33%	15%	6%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

236	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Dynamic Municipal Income Fund

	Class P Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.34		$15.10	$15.72	$16.63	$15.59	$16.02

Net investment income(a)	0.29		0.55	0.46	0.38	0.41	0.43

Net realized and unrealized gain (loss)	0.22		0.23	(0.63)	(0.92)	1.04	(0.43)

Total from investment operations	0.51		0.78	(0.17)	(0.54)	1.45	– (b)

Distributions to shareholders from net investment income	(0.28)		(0.54)	(0.45)	(0.37)	(0.41)	(0.43)

Net asset value, end of period	$15.57		$15.34	$15.10	$15.72	$16.63	$15.59

Total Return(c)	3.36%		5.26%	(0.99)%	(3.33)%	9.37%	(0.08)%

Net assets, end of period (in 000’s)	$2,018,241		$1,900,979	$1,704,487	$2,758,800	$2,195,715	$1,683,366

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.39%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.40	%(d)	0.41%	0.41%	0.40%	0.41%	0.41%

Ratio of net investment income to average net assets	3.71	%(d)	3.65%	3.05%	2.31%	2.55%	2.61%

Portfolio turnover rate(e)	12%		38%	33%	15%	6%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	237

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Class A Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.23		$9.03	$9.86	$10.49	$9.59	$9.91

Net investment income(a)	0.19		0.38	0.37	0.31	0.33	0.37

Net realized and unrealized gain (loss)	0.25		0.19	(0.85)	(0.65)	0.89	(0.34)

Total from investment operations	0.44		0.57	(0.48)	(0.34)	1.22	0.03

Distributions to shareholders from net investment income	(0.19)		(0.37)	(0.35)	(0.29)	(0.32)	(0.35)

Net asset value, end of period	$9.48		$9.23	$9.03	$9.86	$10.49	$9.59

Total Return(b)	4.80%		6.50%	(4.84)%	(3.36)%	12.87%	0.13%

Net assets, end of period (in 000’s)	$439,158		$426,407	$443,662	$539,203	$594,728	$419,784

Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.86%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.89	%(c)	0.89%	0.89%	0.88%	0.89%	0.91%

Ratio of net investment income to average net assets	4.19	%(c)	4.26%	4.03%	2.90%	3.23%	3.61%

Portfolio turnover rate(d)	10%		38%	32%	13%	7%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

238	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Class C Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.23		$9.03	$9.86	$10.49	$9.59	$9.91

Net investment income(a)	0.16		0.31	0.30	0.23	0.25	0.29

Net realized and unrealized gain (loss)	0.24		0.19	(0.85)	(0.65)	0.89	(0.34)

Total from investment operations	0.40		0.50	(0.55)	(0.42)	1.14	(0.05)

Distributions to shareholders from net investment income	(0.15)		(0.30)	(0.28)	(0.21)	(0.24)	(0.27)

Net asset value, end of period	$9.48		$9.23	$9.03	$9.86	$10.49	$9.59

Total Return(b)	4.40%		5.70%	(5.55)%	(4.09)%	12.03%	(0.62)%

Net assets, end of period (in 000’s)	$63,122		$60,812	$57,853	$76,559	$80,215	$77,387

Ratio of net expenses to average net assets	1.60	%(c)	1.60%	1.61%	1.60%	1.60%	1.60%

Ratio of total expenses to average net assets	1.64	%(c)	1.64%	1.64%	1.63%	1.64%	1.66%

Ratio of net investment income to average net assets	3.44	%(c)	3.52%	3.27%	2.15%	2.50%	2.85%

Portfolio turnover rate(d)	10%		38%	32%	13%	7%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	239

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Institutional Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.23		$9.03	$9.86	$10.49	$9.59	$9.91

Net investment income(a)	0.21		0.41	0.40	0.34	0.36	0.40

Net realized and unrealized gain (loss)	0.24		0.19	(0.85)	(0.64)	0.89	(0.34)

Total from investment operations	0.45		0.60	(0.45)	(0.30)	1.25	0.06

Distributions to shareholders from net investment income	(0.20)		(0.40)	(0.38)	(0.33)	(0.35)	(0.38)

Net asset value, end of period	$9.48		$9.23	$9.03	$9.86	$10.49	$9.59

Total Return(b)	4.96%		6.82%	(4.55)%	(3.06)%	13.22%	0.43%

Net assets, end of period (in 000’s)	$2,309,018		$2,023,817	$1,641,484	$1,808,838	$1,416,246	$894,702

Ratio of net expenses to average net assets	0.54	%(c)	0.54%	0.54%	0.54%	0.54%	0.55%

Ratio of total expenses to average net assets	0.56	%(c)	0.56%	0.56%	0.55%	0.56%	0.57%

Ratio of net investment income to average net assets	4.50	%(c)	4.58%	4.34%	3.21%	3.54%	3.91%

Portfolio turnover rate(d)	10%		38%	32%	13%	7%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

240	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Investor Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.24		$9.04	$9.87	$10.50	$9.60	$9.92

Net investment income(a)	0.21		0.41	0.39	0.33	0.35	0.39

Net realized and unrealized gain (loss)	0.24		0.18	(0.85)	(0.64)	0.89	(0.34)

Total from investment operations	0.45		0.59	(0.46)	(0.31)	1.24	0.05

Distributions to shareholders from net investment income	(0.20)		(0.39)	(0.37)	(0.32)	(0.34)	(0.37)

Net asset value, end of period	$9.49		$9.24	$9.04	$9.87	$10.50	$9.60

Total Return(b)	4.92%		6.76%	(4.60)%	(3.12)%	13.14%	0.38%

Net assets, end of period (in 000’s)	$782,133		$714,738	$514,972	$565,860	$496,140	$331,991

Ratio of net expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.64	%(c)	0.64%	0.64%	0.63%	0.65%	0.66%

Ratio of net investment income to average net assets	4.44	%(c)	4.52%	4.27%	3.15%	3.48%	3.85%

Portfolio turnover rate(d)	10%		38%	32%	13%	7%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	241

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Class R6 Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.22		$9.03	$9.85	$10.48	$9.58	$9.91

Net investment income(a)	0.21		0.41	0.40	0.34	0.35	0.40

Net realized and unrealized gain (loss)	0.24		0.18	(0.84)	(0.64)	0.90	(0.35)

Total from investment operations	0.45		0.59	(0.44)	(0.30)	1.25	0.05

Distributions to shareholders from net investment income	(0.20)		(0.40)	(0.38)	(0.33)	(0.35)	(0.38)

Net asset value, end of period	$9.47		$9.22	$9.03	$9.85	$10.48	$9.58

Total Return(b)	4.97%		6.72%	(4.44)%	(3.06)%	13.24%	0.32%

Net assets, end of period (in 000’s)	$22,355		$19,295	$15,465	$10,354	$11,001	$11

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.53%	0.53%	0.53%	0.54%

Ratio of total expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.54%	0.55%	0.57%

Ratio of net investment income to average net assets	4.51	%(c)	4.59%	4.37%	3.22%	3.44%	3.92%

Portfolio turnover rate(d)	10%		38%	32%	13%	7%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

242	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	High Yield Municipal Fund

	Class P Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.22		$9.03	$9.85	$10.48	$9.58	$9.90

Net investment income(a)	0.21		0.41	0.40	0.34	0.36	0.40

Net realized and unrealized gain (loss)	0.24		0.18	(0.84)	(0.64)	0.89	(0.34)

Total from investment operations	0.45		0.59	(0.44)	(0.30)	1.25	0.06

Distributions to shareholders from net investment income	(0.20)		(0.40)	(0.38)	(0.33)	(0.35)	(0.38)

Net asset value, end of period	$9.47		$9.22	$9.03	$9.85	$10.48	$9.58

Total Return(b)	4.97%		6.72%	(4.44)%	(3.06)%	13.24%	0.44%

Net assets, end of period (in 000’s)	$8,127,228		$7,519,362	$6,490,733	$7,661,350	$7,762,203	$6,139,055

Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.54%	0.53%	0.53%	0.54%

Ratio of total expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.54%	0.55%	0.56%

Ratio of net investment income to average net assets	4.51	%(c)	4.58%	4.35%	3.22%	3.56%	3.93%

Portfolio turnover rate(d)	10%		38%	32%	13%	7%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	243

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Municipal Income Completion Fund

	Separate Account Institutional Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,					Period Ended March 31, 2020(a)
			2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.72		$9.45		$10.08	$10.68	$9.65	$10.00

Net investment income(b)	0.22		0.42		0.35	0.27	0.31	0.35

Net realized and unrealized gain (loss)	0.24		0.27		(0.63)	(0.60)	1.03	(0.34)

Total from investment operations	0.46		0.69		(0.28)	(0.33)	1.34	0.01

Distributions to shareholders from net investment income	(0.22)		(0.42)		(0.35)	(0.27)	(0.31)	(0.36)

Net asset value, end of period	$9.96		$9.72		$9.45	$10.08	$10.68	$9.65

Total Return(c)	4.75%		7.47%		(2.59)%	(3.22)%	14.11%	(0.10)%

Net assets, end of period (in 000’s)	$223,797		$190,288		$183,745	$204,915	$105,170	$17,651

Ratio of net expenses to average net assets	–	%(d)	–	%(e)	–%	–%	–%	–%

Ratio of total expenses to average net assets	0.18	%(d)	0.19%		0.22%	0.20%	0.45%	6.51%

Ratio of net investment income to average net assets	4.52	%(d)	4.51%		3.75%	2.53%	2.96%	3.40%

Portfolio turnover rate(f)	17%		47%		59%	14%	8%	7%

(a)	Commenced operations on April 1, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

244	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Class A Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.33		$10.34	$10.43	$10.83	$10.63	$10.66

Net investment income(a)	0.15		0.28	0.17	0.07	0.11	0.16

Net realized and unrealized gain (loss)	0.11		(0.02)	(0.09)	(0.40)	0.20	(0.03)

Total from investment operations	0.26		0.26	0.08	(0.33)	0.31	0.13

Distributions to shareholders from net investment income	(0.15)		(0.27)	(0.17)	(0.07)	(0.11)	(0.16)

Net asset value, end of period	$10.44		$10.33	$10.34	$10.43	$10.83	$10.63

Total Return(b)	2.49%		2.60%	0.79%	(3.08)%	2.92%	1.18%

Net assets, end of period (in 000’s)	$104,555		$111,980	$147,620	$206,175	$255,472	$134,986

Ratio of net expenses to average net assets	0.66	%(c)	0.66%	0.67%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	0.73	%(c)	0.74%	0.75%	0.72%	0.73%	0.74%

Ratio of net investment income to average net assets	2.88	%(c)	2.72%	1.68%	0.66%	1.05%	1.45%

Portfolio turnover rate(d)	24%		49%	74%	41%	20%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	245

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Class C Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.31		$10.32	$10.42	$10.82	$10.62	$10.65

Net investment income(a)	0.13		0.24	0.14	0.03	0.08	0.11

Net realized and unrealized gain (loss)	0.10		(0.02)	(0.11)	(0.41)	0.19	(0.03)

Total from investment operations	0.23		0.22	0.03	(0.38)	0.27	0.08

Distributions to shareholders from net investment income	(0.12)		(0.23)	(0.13)	(0.02)	(0.07)	(0.11)

Net asset value, end of period	$10.42		$10.31	$10.32	$10.42	$10.82	$10.62

Total Return(b)	2.29%		2.19%	0.29%	(3.47)%	2.51%	0.78%

Net assets, end of period (in 000’s)	$5,995		$6,627	$9,855	$10,700	$12,988	$17,180

Ratio of net expenses to average net assets	1.06	%(c)	1.06%	1.07%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.48	%(c)	1.49%	1.49%	1.47%	1.48%	1.50%

Ratio of net investment income to average net assets	2.48	%(c)	2.31%	1.32%	0.26%	0.70%	1.04%

Portfolio turnover rate(d)	24%		49%	74%	41%	20%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

246	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Institutional Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.31		$10.32	$10.41	$10.82	$10.62	$10.64

Net investment income(a)	0.16		0.30	0.20	0.10	0.15	0.19

Net realized and unrealized gain (loss)	0.11		(0.01)	(0.09)	(0.41)	0.19	(0.02)

Total from investment operations	0.27		0.29	0.11	(0.31)	0.34	0.17

Distributions to shareholders from net investment income	(0.16)		(0.30)	(0.20)	(0.10)	(0.14)	(0.19)

Net asset value, end of period	$10.42		$10.31	$10.32	$10.41	$10.82	$10.62

Total Return(b)	2.63%		2.87%	1.08%	(2.89)%	3.23%	1.58%

Net assets, end of period (in 000’s)	$721,425		$719,618	$1,304,120	$2,223,538	$2,424,423	$1,646,398

Ratio of net expenses to average net assets	0.39	%(c)	0.39%	0.39%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.40	%(c)	0.41%	0.42%	0.39%	0.40%	0.40%

Ratio of net investment income to average net assets	3.15	%(c)	2.97%	1.91%	0.96%	1.36%	1.75%

Portfolio turnover rate(d)	24%		49%	74%	41%	20%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	247

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Service Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.31		$10.32	$10.42	$10.82	$10.62	$10.64

Net investment income(a)	0.14		0.26	0.15	0.05	0.10	0.14

Net realized and unrealized gain (loss)	0.10		(0.02)	(0.10)	(0.40)	0.19	(0.02)

Total from investment operations	0.24		0.24	0.05	(0.35)	0.29	0.12

Distributions to shareholders from net investment income	(0.13)		(0.25)	(0.15)	(0.05)	(0.09)	(0.14)

Net asset value, end of period	$10.42		$10.31	$10.32	$10.42	$10.82	$10.62

Total Return(b)	2.38%		2.36%	0.47%	(3.28)%	2.71%	1.07%

Net assets, end of period (in 000’s)	$85		$93	$126	$126	$133	$179

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.89%	0.88%	0.88%	0.88%

Ratio of total expenses to average net assets	0.90	%(c)	0.91%	0.91%	0.89%	0.90%	0.91%

Ratio of net investment income to average net assets	2.65	%(c)	2.49%	1.50%	0.46%	0.91%	1.27%

Portfolio turnover rate(d)	24%		49%	74%	41%	20%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

248	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Investor Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.31		$10.32	$10.41	$10.82	$10.62	$10.64

Net investment income(a)	0.16		0.30	0.20	0.10	0.14	0.18

Net realized and unrealized gain (loss)	0.11		(0.01)	(0.09)	(0.42)	0.20	(0.02)

Total from investment operations	0.27		0.29	0.11	(0.32)	0.34	0.16

Distributions to shareholders from net investment income	(0.16)		(0.30)	(0.20)	(0.09)	(0.14)	(0.18)

Net asset value, end of period	$10.42		$10.31	$10.32	$10.41	$10.82	$10.62

Total Return(b)	2.62%		2.85%	1.04%	(2.94)%	3.18%	1.53%

Net assets, end of period (in 000’s)	$74,112		$81,765	$121,439	$154,004	$175,488	$111,743

Ratio of net expenses to average net assets	0.41	%(c)	0.41%	0.42%	0.43%	0.43%	0.43%

Ratio of total expenses to average net assets	0.48	%(c)	0.49%	0.49%	0.47%	0.48%	0.49%

Ratio of net investment income to average net assets	3.13	%(c)	2.96%	1.93%	0.91%	1.31%	1.69%

Portfolio turnover rate(d)	24%		49%	74%	41%	20%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	249

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Class R6 Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.30		$10.31	$10.41	$10.81	$10.61	$10.64

Net investment income(a)	0.16		0.31	0.20	0.10	0.15	0.19

Net realized and unrealized gain (loss)	0.11		(0.02)	(0.10)	(0.40)	0.19	(0.03)

Total from investment operations	0.27		0.29	0.10	(0.30)	0.34	0.16

Distributions to shareholders from net investment income	(0.16)		(0.30)	(0.20)	(0.10)	(0.14)	(0.19)

Net asset value, end of period	$10.41		$10.30	$10.31	$10.41	$10.81	$10.61

Total Return(b)	2.64%		2.88%	0.99%	(2.79)%	3.24%	1.50%

Net assets, end of period (in 000’s)	$440,064		$477,340	$217,303	$303,269	$8,393	$5,992

Ratio of net expenses to average net assets	0.38	%(c)	0.37%	0.38%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.39	%(c)	0.39%	0.40%	0.39%	0.39%	0.39%

Ratio of net investment income to average net assets	3.16	%(c)	3.01%	1.96%	0.97%	1.37%	1.75%

Portfolio turnover rate(d)	24%		49%	74%	41%	20%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

250	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Short Duration Tax-Free Fund

	Class P Shares
	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.31		$10.32	$10.41	$10.81	$10.61	$10.64

Net investment income(a)	0.16		0.31	0.20	0.10	0.15	0.19

Net realized and unrealized gain (loss)	0.11		(0.02)	(0.09)	(0.40)	0.19	(0.03)

Total from investment operations	0.27		0.29	0.11	(0.30)	0.34	0.16

Distributions to shareholders from net investment income	(0.16)		(0.30)	(0.20)	(0.10)	(0.14)	(0.19)

Net asset value, end of period	$10.42		$10.31	$10.32	$10.41	$10.81	$10.61

Total Return(b)	2.64%		2.88%	1.09%	(2.79)%	3.24%	1.50%

Net assets, end of period (in 000’s)	$3,598,220		$3,583,450	$4,684,309	$8,839,327	$9,108,224	$5,572,014

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.37%	0.37%	0.37%

Ratio of total expenses to average net assets	0.39	%(c)	0.40%	0.41%	0.38%	0.39%	0.39%

Ratio of net investment income to average net assets	3.16	%(c)	3.00%	1.92%	0.97%	1.36%	1.75%

Portfolio turnover rate(d)	24%		49%	74%	41%	20%	29%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	251

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements September 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Dynamic Municipal Income Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs High Yield Municipal Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Municipal Income Completion Fund	Separate Account Institutional	Diversified

Goldman Sachs Short Duration Tax-Free Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 3.75%, 4.50% and 1.50%, respectively. Class C Shares of Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class P and Separate Account Institutional Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend

252

GOLDMAN SACHS MUNICIPAL FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Funds’ investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and

253

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

only upon receipt by the Lender of the payments from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Funds having a direct contractual relationship with the borrower, and the Funds may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:

Dynamic Municipal Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$—	$998,948

Corporate Bond	—	7,049,935	29,672,667

Municipal Bond	—	10,332,700,874	998,400

Total	$—	$10,339,750,809	$31,670,015

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

High Yield Municipal Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$—	$3,248,937

Corporate Bond	—	22,123,778	56,042,754

Municipal Bond	—	11,461,429,914	3,227,400

Total	$—	$11,483,553,692	$62,519,091

Municipal Income Completion Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Bond	$—	$74,248	$1,319,688

Municipal Bond	—	219,386,116	—

Total	$—	$219,460,364	$1,319,688

Short Duration Tax-Free Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Bond	$—	$4,929,354,873	$—

Total	$—	$4,929,354,873	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Municipal Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures/Net change in unrealized gain (loss) on futures	$(11,881,942)	$4,311,360

High Yield Municipal Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures/Net change in unrealized gain (loss) on futures	(5,130,653)	–

Municipal Income Completion Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Interest Rate	Net realized gain (loss) from futures /Net change in unrealized gain (loss) on futures	(54,874)	93,226

For the six months ended September 30, 2024, the relevant values for each derivative type were as follows:

Average number of Contracts(a)

Fund	Futures Contracts

Dynamic Municipal Income Fund	2,436

High Yield Municipal Fund	565

Municipal Income Completion Fund	67

(a)

Amounts disclosed represent average number of contracts for futures contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended September 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

With the exception of the Municipal Income Completion Fund, as compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. The Municipal Income Completion Fund does not pay a management fee to GSAM. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of GSAM that participate in certain “wrap-fee” programs.

For the six months ended September 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Dynamic Municipal Income Fund	0.40%	0.36%	0.34%	0.34%	0.33%	0.35%	0.35%

High Yield Municipal Fund	0.55	0.55	0.50	0.48	0.47	0.50	0.50

Short Duration Tax-Free Fund	0.39	0.35	0.33	0.33	0.32	0.35	0.35

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service

Distribution and/or Service Plan	0.25%	0.75%	0.25%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

For the six months ended September 30, 2024, Goldman Sachs agreed to waive a portion of the distribution and/or service fees equal to 0.35% as an annual percentage rate of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. This arrangement will remain in place through at least July 29, 2025. Prior to such date, Goldman Sachs may not terminate this arrangement without the approval of the Trustees.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Dynamic Municipal Income Fund	$ 15,885	$ —

High Yield Municipal Fund	16,072	—

Short Duration Tax-Free Fund	1,684	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; 0.04% of the average daily net assets of Institutional and Service Shares; and 0.02% of the average daily net assets of Separate Account Institutional Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.02% and 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal and Short Duration Tax-Free Funds, respectively. Goldman Sachs also agreed to reduce or

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

limit its transfer agency fee to 0.00% as an annual percentage rate of the average daily net assets attributable to Separate Account Institutional Shares of the Municipal Income Completion Fund. These arrangements will remain in effect through at least July 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets is 0.004% for Dynamic Municipal Income, High Yield Municipal, Short Duration Tax-Free Funds and 0.00% for Municipal Income Completion Fund. These Other Expense limitations will remain in place through at least July 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Transfer Agency Waiver/Credits		Class C Distribution and Service Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Dynamic Municipal Income Fund	$–		$–	$953,330	$953,330

High Yield Municipal Fund	122,800	(a)	–	1,313,977	1,436,777

Municipal Income Completion Fund	20,450		–	158,580	179,030

Short Duration Tax-Free Fund	57,840	(a)	10,474	326,890	395,204

(a)	Applicable to Class A, Class C and Investor Shares

G. Line of Credit Facility — As of September 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — As of September 30, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of the following funds:

Fund	Service

Dynamic Municipal Income Fund	17%

A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees.

For the six months ended September 30, 2024, the purchase and sale transactions and related net realized gain (loss) for the Funds with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Dynamic Municipal Income Fund	$80,601,794	$24,991,422	$(338,328)

High Yield Municipal Fund	340,000	72,519,229	925,892

Municipal Income Completion Fund	1,140,000	8,754,755	(409,607)

Short Duration Tax-Free Fund	42,121,747	44,784,042	(294,391)

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6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2024, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Dynamic Municipal Income Fund	$2,187,451,940	$1,148,629,414

High Yield Municipal Fund	1,652,552,000	1,081,704,352

Municipal Income Completion Fund	63,701,741	35,050,677

Short Duration Tax-Free Fund	1,176,575,074	1,219,511,612

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2024, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Capital loss carryforwards:

Perpetual Short-Term	$(334,195,885)	$(369,218,494)	$(3,217,247)	$(258,302,980)

Perpetual Long-Term	(218,094,214)	(356,919,797)	(10,734,985)	(235,117,199)

Total capital loss carryforwards	(552,290,099)	(726,138,291)	(13,952,232)	(493,420,179)

Timing differences — (Post October Loss Deferral, Defaulted Bond Income, and Distributions Payable)	(34,207,165)	(22,811,912)	(538,481)	(11,596,408)

As of September 30, 2024, the Funds’ aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund

Tax Cost	$10,314,656,068	$11,409,211,240	$221,130,546	$4,882,268,096

Gross unrealized gain	254,469,890	534,562,615	6,188,302	75,178,972

Gross unrealized loss	(197,705,134)	(397,701,072)	(6,538,796)	(28,092,195)

Net unrealized gain (loss)	$56,764,756	$136,861,543	$(350,494)	$47,086,777

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

8. OTHER RISKS (continued)

exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

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8. OTHER RISKS (continued)

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect a Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Municipal Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	9,846,210	$151,428,652	16,340,497	$245,887,137

Reinvestment of distributions	916,591	14,062,515	1,825,986	27,420,890

Shares redeemed	(8,339,725)	(128,090,785)	(22,029,752)	(330,947,216)

	2,423,076	37,400,382	(3,863,269)	(57,639,189)

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Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Municipal Income Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	487,487	$7,492,037	1,029,038	$15,509,811

Reinvestment of distributions	68,977	1,058,490	147,417	2,214,055

Shares redeemed	(958,004)	(14,724,430)	(2,297,080)	(34,482,948)

	(401,540)	(6,173,903)	(1,120,625)	(16,759,082)

Institutional Shares

Shares sold	66,489,698	1,020,635,326	148,083,809	2,222,365,511

Reinvestment of distributions	4,912,885	75,359,300	8,229,201	123,580,623

Shares redeemed	(29,888,293)	(458,593,008)	(112,005,205)	(1,662,472,754)

	41,514,290	637,401,618	44,307,805	683,473,380

Service Shares

Shares sold	—	—	—	—

Reinvestment of distributions	4	63	8	118

Shares redeemed	—	—	—	—

	4	63	8	118

Investor Shares

Shares sold	24,488,827	375,730,048	55,441,884	832,197,935

Reinvestment of distributions	2,028,458	31,094,056	3,420,000	51,311,349

Shares redeemed	(12,578,890)	(193,010,762)	(41,176,939)	(614,386,158)

	13,938,395	213,813,342	17,684,945	269,123,126

Class R6 Shares

Shares sold	3,003,333	46,162,057	4,657,742	70,056,696

Reinvestment of distributions	165,480	2,539,888	265,648	3,989,732

Shares redeemed	(1,234,704)	(18,921,978)	(3,536,650)	(52,874,929)

	1,934,109	29,779,967	1,386,740	21,171,499

Class P Shares

Shares sold	15,562,538	238,771,630	55,801,641	833,757,724

Reinvestment of distributions	2,289,296	35,124,383	4,148,010	62,334,526

Shares redeemed	(12,128,165)	(185,822,595)	(48,926,470)	(733,881,986)

	5,723,669	88,073,418	11,023,181	162,210,264

NET INCREASE IN SHARES	65,132,003	$1,000,294,887	69,418,785	$1,061,580,116

	High Yield Municipal Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	5,869,153	$54,465,480	13,436,266	$120,078,219

Reinvestment of distributions	818,041	7,572,190	1,708,357	15,271,578

Shares redeemed	(6,582,219)	(60,906,110)	(18,046,488)	(161,369,349)

	104,975	1,131,560	(2,901,865)	(26,019,552)

262

GOLDMAN SACHS MUNICIPAL FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Municipal Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	680,674	$6,314,449	1,796,698	$15,945,956

Reinvestment of distributions	100,998	935,076	199,523	1,784,211

Shares redeemed	(714,908)	(6,638,576)	(1,810,204)	(16,094,652)

	66,764	610,949	186,017	1,635,515

Institutional Shares

Shares sold	45,128,532	417,510,021	119,482,294	1,064,639,555

Reinvestment of distributions	4,410,279	40,847,560	7,571,120	67,713,713

Shares redeemed	(25,348,205)	(235,101,907)	(89,438,341)	(785,187,139)

	24,190,606	223,255,674	37,615,073	347,166,129

Investor Shares

Shares sold	16,226,499	150,328,958	48,629,342	432,937,780

Reinvestment of distributions	1,703,869	15,791,577	2,852,522	25,559,484

Shares redeemed	(12,905,719)	(119,357,402)	(31,051,748)	(274,592,364)

	5,024,649	46,763,133	20,430,116	183,904,900

Class R6 Shares

Shares sold	566,873	5,216,480	937,452	8,434,294

Reinvestment of distributions	47,132	436,060	84,140	751,132

Shares redeemed	(347,217)	(3,214,997)	(641,905)	(5,746,092)

	266,788	2,437,543	379,687	3,439,334

Class P Shares

Shares sold	83,272,755	770,107,209	347,781,337	3,115,780,787

Reinvestment of distributions	18,171,516	168,090,107	33,610,141	300,130,640

Shares redeemed	(59,161,728)	(546,944,592)	(284,936,374)	(2,498,563,262)

	42,282,543	391,252,724	96,455,104	917,348,165

NET INCREASE IN SHARES	71,936,325	$665,451,583	152,164,132	$1,427,474,491

	Municipal Income Completion Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Separate Account Institutional Shares

Shares sold	4,714,135	$46,092,179	5,423,228	$51,813,634

Reinvestment of distributions	457,819	4,475,575	803,990	7,572,492

Shares redeemed	(2,298,627)	(22,399,721)	(6,078,833)	(57,257,131)

NET INCREASE IN SHARES	2,873,327	$28,168,033	148,385	$2,128,995

263

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements (continued) September 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Tax-Free Fund

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Fiscal Year Ended March 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	500,933	$5,191,539	1,611,226	$16,529,789

Reinvestment of distributions	117,141	1,211,191	270,644	2,777,769

Shares redeemed	(1,444,154)	(14,940,059)	(5,318,734)	(54,618,840)

	(826,080)	(8,537,329)	(3,436,864)	(35,311,282)

Class C Shares

Shares sold	58,674	608,811	105,733	1,082,327

Reinvestment of distributions	6,251	64,554	15,935	163,368

Shares redeemed	(132,381)	(1,364,669)	(433,724)	(4,449,068)

	(67,456)	(691,304)	(312,056)	(3,203,373)

Institutional Shares

Shares sold	9,311,345	96,188,424	22,877,510	234,681,518

Reinvestment of distributions	897,507	9,267,843	1,858,352	19,045,388

Shares redeemed	(10,772,470)	(111,250,494)	(81,302,364)	(834,773,208)

	(563,618)	(5,794,227)	(56,566,502)	(581,046,302)

Service Shares

Shares sold	—	—	—	—

Reinvestment of distributions	111	1,149	251	2,575

Shares redeemed	(1,066)	(10,982)	(3,421)	(35,177)

	(955)	(9,833)	(3,170)	(32,602)

Investor Shares

Shares sold	810,884	8,369,325	3,203,546	32,689,848

Reinvestment of distributions	117,637	1,214,759	269,027	2,758,414

Shares redeemed	(1,746,558)	(18,067,554)	(7,307,732)	(74,969,651)

	(818,037)	(8,483,470)	(3,835,159)	(39,521,389)

Class R6 Shares

Shares sold	2,284,331	23,555,176	46,754,456	480,331,210

Reinvestment of distributions	32,856	339,018	67,517	691,470

Shares redeemed	(6,386,855)	(65,792,604)	(21,549,514)	(220,518,430)

	(4,069,668)	(41,898,410)	25,272,459	260,504,250

Class P Shares

Shares sold	53,376,162	551,941,055	90,003,854	923,911,613

Reinvestment of distributions	5,222,275	53,898,224	11,733,147	120,185,567

Shares redeemed	(60,855,027)	(627,499,535)	(208,095,841)	(2,129,817,737)

	(2,256,590)	(21,660,256)	(106,358,840)	(1,085,720,557)

NET DECREASE IN SHARES	(8,602,404)	$(87,074,829)	(145,240,132)	$(1,484,331,255)

264

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;

(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:

(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and (with the exception of the Municipal Income Completion Fund) updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three, five-, and ten-year periods ending on the applicable dates, to the extent

266

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Dynamic Municipal Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They noted that the High Yield Municipal Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods and had outperformed the Fund’s benchmark index for the one- and ten-year periods and underperformed for the three- and five-year periods ended March 31, 2024. The Trustees observed that the Short Duration Tax-Free Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, five-, and ten-year periods and in the third quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They noted that the Special Account Institutional Shares of the Municipal Income Completion Fund had placed in the top half of the Fund’s peer group for the one- and three-year periods ended December 31, 2023, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

The Trustees also considered that the Municipal Income Completion Fund would be used exclusively to implement investment strategies for separately managed account (“SMA”) clients of the Investment Adviser that participate in certain “wrap-fee” programs, including programs sponsored by investment advisers and broker-dealers not affiliated with the Investment Adviser. The Trustees noted that the Municipal Income Completion Fund would not pay the Investment Adviser a management fee under the terms of the Management Agreement, but that the Investment Adviser would receive fees for managing the SMAs that invest in the Municipal Income Completion Fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints, as applicable, to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds (except for the Municipal Income Completion Fund), comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various

267

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Dynamic Municipal Income Fund	High Yield Municipal Fund	Short Duration Tax-Free Fund

First $1 billion	0.40%	0.55%	0.39%

Next $1 billion	0.36	0.55	0.35

Next $3 billion	0.34	0.50	0.33

Next $3 billion	0.34	0.48	0.33

Over $8 billion	0.33	0.47	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds (except the Municipal Income Completion Fund) and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the relevant Funds; the relevant Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the relevant Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class C Shares and a portion of the transfer agency fees paid by the High Yield Municipal Fund’s and Short Duration Tax-Free Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund, which each had asset levels above at least the first breakpoint during the prior fiscal year.

With respect to the Municipal Income Completion Fund, the Trustees did not place emphasis on the extent to which economies of scale would be shared with the Fund and its shareholders if the Fund’s assets exceeded specified levels because the Fund does not pay a management fee to the Investment Adviser, and the Investment Adviser waives and/or reimburses the Fund’s expenses.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2025.

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TRUSTEES
Gregory G. Weaver, *Chair*
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Paul C. Wirth

OFFICERS
James A. McNamara, *President*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2024 Goldman Sachs. All rights reserved. TFFISAR-24

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 (C) 2024 Goldman Sachs. All rights reserved. TFFISAR-24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	December 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	December 2, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	December 2, 2024